Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of March 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/26	287,164,074	285,189,821
0.13%, 07/15/26	351,950,210	350,314,191
0.13%, 10/15/26	396,869,267	393,737,722
0.38%, 01/15/27	325,536,306	322,147,421
2.38%, 01/15/27	161,781,055	165,904,576
0.13%, 04/15/27	405,986,393	398,334,500
0.38%, 07/15/27	360,905,961	356,775,281
1.63%, 10/15/27	407,115,449	413,794,687
0.50%, 01/15/28	368,725,217	362,106,887
1.75%, 01/15/28	152,034,707	154,523,088
1.25%, 04/15/28	401,743,237	401,798,164
3.63%, 04/15/28	155,312,748	166,433,383
0.75%, 07/15/28	319,178,912	315,394,895
2.38%, 10/15/28	413,694,630	430,993,854
0.88%, 01/15/29	275,508,920	271,134,138
2.50%, 01/15/29	141,084,391	147,322,967
2.13%, 04/15/29	428,695,912	441,489,806
3.88%, 04/15/29	179,105,558	196,820,217
0.25%, 07/15/29	324,920,426	311,263,614
1.63%, 10/15/29	440,956,104	447,225,948
0.13%, 01/15/30	366,999,022	345,294,473
0.13%, 07/15/30	404,091,275	378,527,766
0.13%, 01/15/31	417,065,069	385,166,110
0.13%, 07/15/31	428,000,670	393,033,349
0.13%, 01/15/32	470,144,420	425,480,700
3.38%, 04/15/32	65,390,699	73,093,264
0.63%, 07/15/32	486,530,878	454,136,664
1.13%, 01/15/33	473,820,244	453,858,713
1.38%, 07/15/33	464,576,475	453,207,053
1.75%, 01/15/34	490,251,413	489,380,070
1.88%, 07/15/34	508,958,215	513,689,938
2.13%, 01/15/35	363,322,431	372,923,509
2.13%, 02/15/40	82,827,778	83,715,912
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/41	123,775,837	124,875,798
0.75%, 02/15/42	194,733,290	156,379,961
0.63%, 02/15/43	156,410,589	120,344,506
1.38%, 02/15/44	215,190,297	187,371,068
0.75%, 02/15/45	237,785,290	180,572,848
1.00%, 02/15/46	122,473,773	96,617,933
0.88%, 02/15/47	148,927,268	112,748,413
1.00%, 02/15/48	108,504,507	83,393,767
1.00%, 02/15/49	99,492,539	75,707,604
0.25%, 02/15/50	153,661,365	93,814,465
0.13%, 02/15/51	151,809,016	87,302,045
0.13%, 02/15/52	180,235,354	102,100,513
1.50%, 02/15/53	170,548,119	141,931,344
2.13%, 02/15/54	166,913,147	160,142,080
2.38%, 02/15/55	86,051,572	87,075,115
Total Treasuries (Cost $13,648,023,569)		12,964,590,141

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (a)	71,506	71,506
Total Short-Term Investments (Cost $71,506)		71,506
Total Investments in Securities (Cost $13,648,095,075)		$12,964,661,647

(a)	The rate shown is the annualized 7-day yield.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$12,964,590,141	$—	$12,964,590,141
Short-Term Investments[1]	71,506	—	—	71,506
Total	$71,506	$12,964,590,141	$—	$12,964,661,647

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
U.S. Treasury Bonds
6.75%, 08/15/26	8,789,200	9,132,871
6.50%, 11/15/26	10,215,000	10,675,273
6.63%, 02/15/27	6,838,800	7,200,909
6.38%, 08/15/27	8,698,200	9,192,570
6.13%, 11/15/27	18,623,600	19,660,265
U.S. Treasury Notes
3.75%, 04/15/26	95,654,000	95,364,423
0.75%, 04/30/26	134,616,600	129,968,120
2.38%, 04/30/26	46,214,400	45,411,064
4.88%, 04/30/26	165,223,000	166,662,248
1.63%, 05/15/26	117,676,400	114,603,483
3.63%, 05/15/26	88,570,800	88,181,573
0.75%, 05/31/26	136,940,600	131,880,218
2.13%, 05/31/26	56,730,200	55,514,711
4.88%, 05/31/26	165,263,000	166,831,708
4.13%, 06/15/26	95,804,000	95,957,436
0.88%, 06/30/26	124,166,000	119,490,374
1.88%, 06/30/26	56,678,800	55,231,941
4.63%, 06/30/26	165,242,200	166,478,289
4.50%, 07/15/26	94,351,400	94,950,311
0.63%, 07/31/26	131,321,000	125,660,347
1.88%, 07/31/26	55,611,600	54,105,091
4.38%, 07/31/26	162,977,600	163,808,404
1.50%, 08/15/26	129,094,600	124,856,162
4.38%, 08/15/26	100,214,200	100,744,631
0.75%, 08/31/26	140,610,400	134,458,695
1.38%, 08/31/26	55,978,600	54,006,229
3.75%, 08/31/26	165,255,200	164,764,599
4.63%, 09/15/26	105,390,400	106,392,844
0.88%, 09/30/26	136,124,400	130,083,880
1.63%, 09/30/26	42,754,800	41,327,691
3.50%, 09/30/26	165,265,400	164,180,846
4.63%, 10/15/26	110,182,000	111,288,124
1.13%, 10/31/26	137,001,000	131,132,969
1.63%, 10/31/26	55,800,400	53,837,577
4.13%, 10/31/26	165,251,600	165,690,549
2.00%, 11/15/26	122,173,400	118,477,177
4.63%, 11/15/26	114,964,000	116,172,020
1.25%, 11/30/26	138,191,600	132,280,670
1.63%, 11/30/26	50,725,200	48,868,578
4.25%, 11/30/26	165,258,400	166,075,009
4.38%, 12/15/26	119,755,600	120,614,004
1.25%, 12/31/26	136,528,800	130,406,337
1.75%, 12/31/26	55,191,000	53,179,547
4.25%, 12/31/26	165,238,200	166,106,347
4.00%, 01/15/27	124,543,600	124,694,415
1.50%, 01/31/27	182,976,800	175,214,582
4.13%, 01/31/27	165,254,200	165,825,489
2.25%, 02/15/27	106,802,400	103,615,016
4.13%, 02/15/27	129,169,600	129,646,418
1.13%, 02/28/27	32,758,600	31,094,438
1.88%, 02/28/27	124,984,400	120,336,543
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 02/28/27	165,269,200	165,901,872
4.25%, 03/15/27	132,893,000	133,746,941
0.63%, 03/31/27	53,996,000	50,625,469
2.50%, 03/31/27	122,151,000	118,913,521
3.88%, 03/31/27	165,045,000	164,986,977
4.50%, 04/15/27	138,907,400	140,518,942
0.50%, 04/30/27	74,873,000	69,827,847
2.75%, 04/30/27	115,543,400	112,916,594
2.38%, 05/15/27	129,068,200	125,080,194
4.50%, 05/15/27	138,335,000	139,993,940
0.50%, 05/31/27	74,871,200	69,636,066
2.63%, 05/31/27	114,972,000	111,945,003
4.63%, 06/15/27	138,920,000	141,074,345
0.50%, 06/30/27	87,319,000	81,008,838
3.25%, 06/30/27	112,575,400	111,067,065
4.38%, 07/15/27	137,950,000	139,394,164
0.38%, 07/31/27	103,709,400	95,651,666
2.75%, 07/31/27	109,651,800	106,880,522
2.25%, 08/15/27	104,375,600	100,530,827
3.75%, 08/15/27	138,918,200	138,473,228
0.50%, 08/31/27	89,120,200	82,213,384
3.13%, 08/31/27	107,350,600	105,455,191
3.38%, 09/15/27	138,919,600	137,275,356
0.38%, 09/30/27	114,760,200	105,265,587
4.13%, 09/30/27	105,390,400	106,012,039
3.88%, 10/15/27	138,920,000	138,865,735
0.50%, 10/31/27	111,435,200	102,233,091
4.13%, 10/31/27	102,991,200	103,578,572
2.25%, 11/15/27	105,987,800	101,690,326
4.13%, 11/15/27	138,917,200	139,731,169
0.63%, 11/30/27	119,148,400	109,397,779
3.88%, 11/30/27	101,155,400	101,115,887
4.00%, 12/15/27	138,919,200	139,337,042
0.63%, 12/31/27	132,017,800	120,878,798
3.88%, 12/31/27	102,991,200	102,971,085
4.25%, 01/15/28	138,919,000	140,226,792
0.75%, 01/31/28	146,262,600	134,064,527
3.50%, 01/31/28	102,967,200	101,897,307
2.75%, 02/15/28	143,518,600	139,140,162
4.25%, 02/15/28	138,914,200	140,292,490
1.13%, 02/29/28	148,498,800	137,343,987
4.00%, 02/29/28	102,989,200	103,298,972
3.88%, 03/15/28	138,735,000	138,718,742
1.25%, 03/31/28	134,540,000	124,612,420
3.63%, 03/31/28	102,855,000	102,119,747
Total Treasuries (Cost $10,526,276,866)		10,587,243,223

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (a)	24,080,999	24,080,999
Total Short-Term Investments (Cost $24,080,999)		24,080,999
Total Investments in Securities (Cost $10,550,357,865)		$10,611,324,222

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$10,587,243,223	$—	$10,587,243,223
Short-Term Investments[1]	24,080,999	—	—	24,080,999
Total	$24,080,999	$10,587,243,223	$—	$10,611,324,222

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
U.S. Treasury Bonds
5.50%, 08/15/28	9,289,000	9,779,938
5.25%, 11/15/28	12,403,600	12,960,793
5.25%, 02/15/29	5,399,800	5,675,696
6.13%, 08/15/29	5,223,800	5,681,495
6.25%, 05/15/30	11,596,400	12,813,569
5.38%, 02/15/31	14,079,800	15,073,636
U.S. Treasury Notes
2.88%, 05/15/28	154,663,600	150,035,776
1.25%, 05/31/28	145,867,200	134,488,419
3.63%, 05/31/28	116,078,200	115,144,134
1.25%, 06/30/28	101,476,200	93,366,032
4.00%, 06/30/28	91,611,200	91,929,692
1.00%, 07/31/28	111,722,000	101,688,840
4.13%, 07/31/28	114,391,200	115,204,450
2.88%, 08/15/28	114,134,800	110,461,086
1.13%, 08/31/28	109,163,000	99,560,067
4.38%, 08/31/28	80,675,800	81,870,180
1.25%, 09/30/28	109,015,200	99,621,156
4.63%, 09/30/28	87,089,600	89,127,361
1.38%, 10/31/28	102,857,200	94,226,838
4.88%, 10/31/28	95,586,200	98,644,212
3.13%, 11/15/28	105,566,800	102,779,177
1.50%, 11/30/28	99,552,400	91,436,546
4.38%, 11/30/28	95,279,800	96,779,713
1.38%, 12/31/28	97,189,000	88,677,370
3.75%, 12/31/28	100,662,600	100,084,576
1.75%, 01/31/29	91,698,200	84,699,049
4.00%, 01/31/29	105,935,200	106,245,557
2.63%, 02/15/29	103,349,800	98,590,057
1.88%, 02/28/29	85,933,600	79,622,851
4.25%, 02/28/29	111,232,800	112,549,345
2.38%, 03/31/29	80,983,000	76,383,419
4.13%, 03/31/29	116,667,400	117,542,405
2.88%, 04/30/29	74,457,400	71,534,366
4.63%, 04/30/29	126,002,200	129,299,914
2.38%, 05/15/29	87,226,600	82,129,296
2.75%, 05/31/29	71,824,800	68,603,907
4.50%, 05/31/29	120,907,000	123,537,672
3.25%, 06/30/29	69,916,600	68,067,634
4.25%, 06/30/29	124,420,000	125,950,950
2.63%, 07/31/29	65,696,000	62,298,285
4.00%, 07/31/29	122,397,200	122,727,098
1.63%, 08/15/29	78,014,800	70,929,472
3.13%, 08/31/29	65,966,000	63,819,528
3.63%, 08/31/29	121,743,000	120,230,724
3.50%, 09/30/29	121,740,000	119,542,974
3.88%, 09/30/29	61,094,800	60,930,131
4.00%, 10/31/29	61,921,400	62,064,110
4.13%, 10/31/29	121,610,200	122,512,776
1.75%, 11/15/29	60,041,400	54,600,148
3.88%, 11/30/29	59,274,400	59,096,114
4.13%, 11/30/29	122,675,000	123,638,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 12/31/29	61,455,600	61,258,750
4.38%, 12/31/29	122,310,000	124,536,425
3.50%, 01/31/30	61,278,600	60,072,178
4.25%, 01/31/30	123,610,000	125,213,067
1.50%, 02/15/30	101,345,400	90,423,058
4.00%, 02/28/30	177,514,400	177,937,383
3.63%, 03/31/30	61,555,600	60,615,434
4.00%, 03/31/30	123,000,000	123,245,039
3.50%, 04/30/30	61,204,600	59,894,439
0.63%, 05/15/30	140,501,200	118,899,140
3.75%, 05/31/30	62,034,600	61,385,175
3.75%, 06/30/30	60,523,400	59,861,425
4.00%, 07/31/30	60,499,400	60,558,481
0.63%, 08/15/30	183,096,400	153,572,105
4.13%, 08/31/30	63,843,800	64,252,799
4.63%, 09/30/30	64,865,000	66,874,295
4.88%, 10/31/30	65,369,000	68,193,145
0.88%, 11/15/30	190,080,400	160,424,889
4.38%, 11/30/30	68,520,200	69,772,835
3.75%, 12/31/30	69,863,600	68,916,621
4.00%, 01/31/31	71,979,800	71,898,261
1.13%, 02/15/31	183,613,600	156,301,077
4.25%, 02/28/31	72,784,800	73,634,904
4.13%, 03/31/31	74,595,200	74,974,004
4.63%, 04/30/31	76,637,400	79,047,287
1.63%, 05/15/31	181,138,400	157,647,014
4.63%, 05/31/31	76,647,400	79,051,614
4.25%, 06/30/31	78,610,400	79,485,555
4.13%, 07/31/31	78,307,400	78,631,642
1.25%, 08/15/31	199,591,400	168,381,854
3.75%, 08/31/31	77,091,400	75,751,335
3.63%, 09/30/31	78,374,400	76,427,286
4.13%, 10/31/31	78,295,400	78,552,307
1.38%, 11/15/31	192,756,800	162,789,141
4.13%, 11/30/31	77,007,400	77,254,065
4.50%, 12/31/31	76,389,400	78,317,039
4.38%, 01/31/32	77,999,400	79,382,671
1.88%, 02/15/32	183,407,400	159,277,864
4.13%, 02/29/32	77,303,400	77,514,777
4.13%, 03/31/32	77,000,000	77,210,547
2.88%, 05/15/32	178,617,000	165,262,589
2.75%, 08/15/32	172,544,200	157,797,063
4.13%, 11/15/32	173,030,200	173,327,596
3.50%, 02/15/33	173,589,200	166,279,468
3.38%, 05/15/33	173,625,200	164,469,184
3.88%, 08/15/33	189,610,000	185,862,241
4.50%, 11/15/33	199,484,400	204,300,079
4.00%, 02/15/34	209,018,800	206,226,440
4.38%, 05/15/34	210,661,800	213,558,400
3.88%, 08/15/34	209,991,800	204,692,789
4.25%, 11/15/34	209,900,800	210,573,140
4.63%, 02/15/35	142,780,000	147,498,433
Total Treasuries (Cost $10,429,359,739)		10,401,541,073

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (a)	16,863,700	16,863,700
Total Short-Term Investments (Cost $16,863,700)		16,863,700
Total Investments in Securities (Cost $10,446,223,439)		10,418,404,773

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$10,401,541,073	$—	$10,401,541,073
Short-Term Investments[1]	16,863,700	—	—	16,863,700
Total	$16,863,700	$10,401,541,073	$—	$10,418,404,773

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.0% OF NET ASSETS
U.S. Treasury Bonds
4.50%, 02/15/36	2,953,100	3,043,077
4.75%, 02/15/37	1,757,200	1,843,962
5.00%, 05/15/37	2,267,000	2,427,815
4.38%, 02/15/38	2,385,100	2,401,684
4.50%, 05/15/38	2,699,500	2,752,646
3.50%, 02/15/39	2,766,600	2,523,226
4.25%, 05/15/39	4,105,600	4,045,620
4.50%, 08/15/39	4,386,600	4,431,494
4.38%, 11/15/39	4,718,500	4,696,013
4.63%, 02/15/40	4,754,400	4,856,545
1.13%, 05/15/40	14,112,000	8,937,968
4.38%, 05/15/40	4,602,600	4,569,159
1.13%, 08/15/40	17,260,900	10,824,472
3.88%, 08/15/40	4,575,600	4,280,688
1.38%, 11/15/40	19,266,700	12,533,892
4.25%, 11/15/40	4,542,300	4,430,872
1.88%, 02/15/41	23,336,200	16,386,388
4.75%, 02/15/41	4,815,800	4,966,294
2.25%, 05/15/41	18,289,800	13,564,459
4.38%, 05/15/41	4,447,500	4,385,999
1.75%, 08/15/41	25,504,200	17,293,043
3.75%, 08/15/41	4,497,400	4,101,067
2.00%, 11/15/41	22,064,200	15,510,443
3.13%, 11/15/41	4,724,600	3,950,947
2.38%, 02/15/42	17,687,900	13,136,029
3.13%, 02/15/42	4,998,600	4,165,240
3.00%, 05/15/42	4,650,400	3,787,896
3.25%, 05/15/42	15,670,800	13,247,947
2.75%, 08/15/42	5,381,600	4,203,534
3.38%, 08/15/42	13,671,800	11,726,773
2.75%, 11/15/42	7,862,000	6,117,005
4.00%, 11/15/42	13,754,000	12,835,276
3.13%, 02/15/43	6,754,100	5,546,277
3.88%, 02/15/43	13,756,900	12,596,162
2.88%, 05/15/43	10,620,400	8,366,884
3.88%, 05/15/43	13,705,800	12,516,179
3.63%, 08/15/43	7,642,100	6,719,675
4.38%, 08/15/43	14,819,100	14,446,307
3.75%, 11/15/43	7,808,800	6,975,455
4.75%, 11/15/43	14,820,800	15,146,163
3.63%, 02/15/44	8,257,100	7,226,898
4.50%, 02/15/44	14,811,800	14,638,224
3.38%, 05/15/44	7,709,100	6,487,689
4.63%, 05/15/44	14,820,300	14,870,087
3.13%, 08/15/44	9,927,400	8,010,947
4.13%, 08/15/44	14,820,800	13,889,869
3.00%, 11/15/44	8,496,800	6,696,541
4.63%, 11/15/44	14,815,600	14,838,749
2.50%, 02/15/45	11,534,500	8,318,357
4.75%, 02/15/45	10,209,600	10,397,840
3.00%, 05/15/45	5,272,500	4,137,265
2.88%, 08/15/45	6,966,900	5,338,387
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 11/15/45	4,535,900	3,542,254
2.50%, 02/15/46	8,820,000	6,274,603
2.50%, 05/15/46	8,999,600	6,379,873
2.25%, 08/15/46	11,672,000	7,853,979
2.88%, 11/15/46	4,904,600	3,707,571
3.00%, 02/15/47	10,322,900	7,954,278
3.00%, 05/15/47	7,886,200	6,061,284
2.75%, 08/15/47	11,429,300	8,361,247
2.75%, 11/15/47	11,518,900	8,406,997
3.00%, 02/15/48	13,133,400	10,014,218
3.13%, 05/15/48	13,962,200	10,870,882
3.00%, 08/15/48	15,448,900	11,735,129
3.38%, 11/15/48	15,745,100	12,783,053
3.00%, 02/15/49	16,694,800	12,626,747
2.88%, 05/15/49	16,194,000	11,940,545
2.25%, 08/15/49	15,353,000	9,905,084
2.38%, 11/15/49	14,367,200	9,507,046
2.00%, 02/15/50	18,114,800	10,969,361
1.25%, 05/15/50	21,102,000	10,486,705
1.38%, 08/15/50	23,756,800	12,114,112
1.63%, 11/15/50	23,438,800	12,764,990
1.88%, 02/15/51	26,160,000	15,176,887
2.38%, 05/15/51	26,253,600	17,173,546
2.00%, 08/15/51	26,088,700	15,545,197
1.88%, 11/15/51	24,344,500	14,005,695
2.25%, 02/15/52	22,227,800	14,022,616
2.88%, 05/15/52	20,981,200	15,240,875
3.00%, 08/15/52	19,995,100	14,891,663
4.00%, 11/15/52	20,107,300	18,138,984
3.63%, 02/15/53	19,980,700	16,835,301
3.63%, 05/15/53	20,070,100	16,913,763
4.13%, 08/15/53	22,222,500	20,482,895
4.75%, 11/15/53	23,288,300	23,810,467
4.25%, 02/15/54	24,347,300	22,947,330
4.63%, 05/15/54	24,348,900	24,434,502
4.25%, 08/15/54	24,351,300	22,989,149
4.50%, 11/15/54	24,348,700	23,994,883
4.63%, 02/15/55	16,546,000	16,655,876
Total Treasuries (Cost $967,179,076)		932,661,015

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (a)	4,460	4,460
Total Short-Term Investments (Cost $4,460)		4,460
Total Investments in Securities (Cost $967,183,536)		932,665,475

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$932,661,015	$—	$932,661,015
Short-Term Investments[1]	4,460	—	—	4,460
Total	$4,460	$932,661,015	$—	$932,665,475

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of March 31, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.7% OF NET ASSETS

Financial Institutions 7.9%
Banking 5.5%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	190,000	189,846
7.10%, 11/15/27 (a)	65,000	68,450
2.20%, 11/02/28 (a)	300,000	271,953
6.99%, 06/13/29 (a)(b)	400,000	417,320
6.85%, 01/03/30 (a)(b)	270,000	282,207
8.00%, 11/01/31	855,000	953,204
6.18%, 07/26/35 (a)(b)	250,000	248,543
American Express Co.
3.13%, 05/20/26 (a)	110,000	108,519
1.65%, 11/04/26 (a)	250,000	239,520
2.55%, 03/04/27 (a)	610,000	589,852
5.65%, 04/23/27 (a)(b)	310,000	313,618
3.30%, 05/03/27 (a)	400,000	391,716
5.39%, 07/28/27 (a)(b)	530,000	535,793
5.85%, 11/05/27 (a)	500,000	517,840
5.10%, 02/16/28 (a)(b)	500,000	506,070
5.04%, 07/26/28 (a)(b)	250,000	253,095
4.05%, 05/03/29 (a)	315,000	311,182
5.28%, 07/27/29 (a)(b)	435,000	443,904
5.53%, 04/25/30 (a)(b)	355,000	366,094
5.09%, 01/30/31 (a)(b)	400,000	405,248
6.49%, 10/30/31 (a)(b)	300,000	324,027
4.99%, 05/26/33 (a)(b)	150,000	147,837
4.42%, 08/03/33 (a)(b)	400,000	386,284
5.04%, 05/01/34 (a)(b)	305,000	304,866
5.63%, 07/28/34 (a)(b)	150,000	152,661
5.92%, 04/25/35 (a)(b)	205,000	210,291
5.28%, 07/26/35 (a)(b)	500,000	500,065
5.44%, 01/30/36 (a)(b)	350,000	353,874
4.05%, 12/03/42	400,000	338,772
American Express Credit Corp.
3.30%, 05/03/27 (a)	250,000	244,993
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	170,000	171,826
Australia & New Zealand Banking Group Ltd.
4.42%, 12/16/26	250,000	250,755
4.75%, 01/18/27	250,000	252,035
4.90%, 07/16/27	250,000	253,433
3.92%, 09/30/27	340,000	337,100
4.62%, 12/16/29	250,000	251,408
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	206,448
7.88%, 11/15/34 (a)(b)	200,000	225,154
6.03%, 03/13/35 (a)(b)	600,000	615,876
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banco Santander SA
4.25%, 04/11/27	600,000	595,458
5.29%, 08/18/27	600,000	607,830
1.72%, 09/14/27 (a)(b)	400,000	383,064
6.53%, 11/07/27 (a)(b)	200,000	205,946
3.80%, 02/23/28	600,000	585,936
4.18%, 03/24/28 (a)(b)	200,000	198,020
4.38%, 04/12/28	600,000	594,432
5.37%, 07/15/28 (a)(b)	400,000	405,792
5.59%, 08/08/28	600,000	616,938
6.61%, 11/07/28	400,000	425,068
3.31%, 06/27/29	600,000	567,672
5.54%, 03/14/30 (a)(b)	400,000	408,660
3.49%, 05/28/30	600,000	559,044
2.75%, 12/03/30	400,000	347,860
2.96%, 03/25/31	200,000	179,410
5.44%, 07/15/31	400,000	410,044
3.23%, 11/22/32 (a)(b)	400,000	346,744
6.92%, 08/08/33	200,000	212,354
6.94%, 11/07/33	400,000	445,256
6.35%, 03/14/34	400,000	410,620
Bank of America Corp.
3.50%, 04/19/26	750,000	743,055
6.22%, 09/15/26	455,000	465,479
4.25%, 10/22/26	525,000	523,514
3.56%, 04/23/27 (a)(b)	850,000	840,845
1.73%, 07/22/27 (a)(b)	1,715,000	1,653,329
5.93%, 09/15/27 (a)(b)	290,000	295,745
3.25%, 10/21/27 (a)	800,000	779,304
4.18%, 11/25/27 (a)	650,000	644,020
3.82%, 01/20/28 (a)(b)	675,000	666,623
2.55%, 02/04/28 (a)(b)	635,000	612,762
3.71%, 04/24/28 (a)(b)	600,000	589,944
4.38%, 04/27/28 (a)(b)	685,000	682,246
3.59%, 07/21/28 (a)(b)	675,000	660,690
4.95%, 07/22/28 (a)(b)	900,000	907,362
6.20%, 11/10/28 (a)(b)	650,000	675,668
3.42%, 12/20/28 (a)(b)	1,750,000	1,696,467
4.98%, 01/24/29 (a)(b)	750,000	757,762
3.97%, 03/05/29 (a)(b)	810,000	795,857
5.20%, 04/25/29 (a)(b)	1,035,000	1,051,560
2.09%, 06/14/29 (a)(b)	900,000	832,284
4.27%, 07/23/29 (a)(b)	850,000	840,072
5.82%, 09/15/29 (a)(b)	750,000	777,435
3.97%, 02/07/30 (a)(b)	900,000	875,916
3.19%, 07/23/30 (a)(b)	715,000	670,935
2.88%, 10/22/30 (a)(b)	570,000	525,135
5.16%, 01/24/31 (a)(b)	550,000	557,689
2.50%, 02/13/31 (a)(b)	1,040,000	934,086
2.59%, 04/29/31 (a)(b)	800,000	718,944
1.90%, 07/23/31 (a)(b)	845,000	726,835
1.92%, 10/24/31 (a)(b)	825,000	705,961
2.65%, 03/11/32 (a)(b)	725,000	639,312
2.69%, 04/22/32 (a)(b)	1,250,000	1,100,937

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 07/21/32 (a)(b)	1,075,000	918,684
2.57%, 10/20/32 (a)(b)	900,000	776,961
2.97%, 02/04/33 (a)(b)	1,000,000	877,140
4.57%, 04/27/33 (a)(b)	1,000,000	966,650
5.02%, 07/22/33 (a)(b)	1,300,000	1,295,112
5.29%, 04/25/34 (a)(b)	1,385,000	1,391,939
5.87%, 09/15/34 (a)(b)	1,085,000	1,132,328
5.47%, 01/23/35 (a)(b)	1,500,000	1,522,425
5.43%, 08/15/35 (a)(b)	535,000	522,979
5.52%, 10/25/35 (a)(b)	1,000,000	978,870
5.51%, 01/24/36 (a)(b)	1,000,000	1,018,390
5.74%, 02/12/36 (a)(b)	550,000	548,977
2.48%, 09/21/36 (a)(b)	670,000	558,592
6.11%, 01/29/37	525,000	545,307
3.85%, 03/08/37 (a)(b)	825,000	740,520
4.24%, 04/24/38 (a)(b)	700,000	630,315
7.75%, 05/14/38	550,000	652,657
4.08%, 04/23/40 (a)(b)	440,000	381,308
2.68%, 06/19/41 (a)(b)	1,445,000	1,024,274
5.88%, 02/07/42	485,000	508,042
3.31%, 04/22/42 (a)(b)	1,100,000	835,241
5.00%, 01/21/44	600,000	563,490
4.88%, 04/01/44	215,000	197,763
4.75%, 04/21/45	200,000	178,064
4.44%, 01/20/48 (a)(b)	615,000	521,502
3.95%, 01/23/49 (a)(b)	430,000	335,903
4.33%, 03/15/50 (a)(b)	875,000	720,851
4.08%, 03/20/51 (a)(b)	1,575,000	1,237,840
2.83%, 10/24/51 (a)(b)	360,000	223,992
3.48%, 03/13/52 (a)(b)	300,000	213,090
2.97%, 07/21/52 (a)(b)	600,000	384,666
Bank of America NA
5.53%, 08/18/26 (a)	550,000	558,855
6.00%, 10/15/36	380,000	399,072
Bank of Montreal
5.30%, 06/05/26	350,000	353,283
1.25%, 09/15/26	600,000	573,378
5.27%, 12/11/26	545,000	552,368
2.65%, 03/08/27	330,000	319,615
5.37%, 06/04/27	160,000	162,923
4.57%, 09/10/27 (a)(b)	300,000	300,195
4.70%, 09/14/27 (a)	330,000	331,795
5.20%, 02/01/28 (a)	350,000	356,345
5.72%, 09/25/28 (a)	240,000	248,674
5.00%, 01/27/29 (a)(b)	250,000	252,585
4.64%, 09/10/30 (a)(b)	50,000	49,708
5.51%, 06/04/31 (a)	220,000	226,879
3.80%, 12/15/32 (a)(b)	404,000	390,284
3.09%, 01/10/37 (a)(b)	400,000	340,212
Bank of New York Mellon Corp.
2.80%, 05/04/26 (a)	250,000	246,178
2.45%, 08/17/26 (a)	350,000	341,663
1.05%, 10/15/26 (a)	200,000	190,462
2.05%, 01/26/27 (a)	250,000	240,580
4.95%, 04/26/27 (a)(b)	400,000	402,128
3.25%, 05/16/27 (a)	355,000	347,836
3.40%, 01/29/28 (a)	360,000	351,630
3.44%, 02/07/28 (a)(b)	400,000	393,552
3.85%, 04/28/28	310,000	306,776
3.99%, 06/13/28 (a)(b)	280,000	277,710
1.65%, 07/14/28 (a)	230,000	212,122
5.80%, 10/25/28 (a)(b)	400,000	413,336
3.00%, 10/30/28 (a)	290,000	276,158
3.85%, 04/26/29 (a)	335,000	328,873
3.30%, 08/23/29 (a)	260,000	246,342
6.32%, 10/25/29 (a)(b)	265,000	280,473
4.98%, 03/14/30 (a)(b)	205,000	207,970
4.60%, 07/26/30 (a)(b)	160,000	160,016
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 01/28/31 (a)	255,000	217,247
1.80%, 07/28/31 (a)	300,000	255,144
2.50%, 01/26/32 (a)	80,000	69,513
4.29%, 06/13/33 (a)(b)	340,000	325,482
5.83%, 10/25/33 (a)(b)	500,000	525,955
4.71%, 02/01/34 (a)(b)	125,000	122,343
4.97%, 04/26/34 (a)(b)	375,000	371,947
6.47%, 10/25/34 (a)(b)	300,000	327,954
5.19%, 03/14/35 (a)(b)	400,000	402,736
Bank of Nova Scotia
1.35%, 06/24/26	250,000	240,875
2.70%, 08/03/26	430,000	420,355
5.35%, 12/07/26	310,000	314,411
1.95%, 02/02/27	505,000	484,744
2.95%, 03/11/27	460,000	447,088
5.25%, 06/12/28	250,000	255,738
4.40%, 09/08/28 (a)(b)	300,000	298,578
4.93%, 02/14/29 (a)(b)	200,000	201,276
5.45%, 08/01/29	450,000	462,321
4.85%, 02/01/30	200,000	201,068
2.15%, 08/01/31	355,000	303,095
2.45%, 02/02/32	325,000	278,668
5.65%, 02/01/34	270,000	279,407
4.59%, 05/04/37 (a)(b)	475,000	438,658
Bank OZK
2.75%, 10/01/31 (a)(b)	215,000	191,288
BankUnited, Inc.
5.13%, 06/11/30 (a)	120,000	117,816
Barclays PLC
5.20%, 05/12/26	605,000	607,021
5.83%, 05/09/27 (a)(b)	570,000	576,914
6.50%, 09/13/27 (a)(b)	400,000	409,856
2.28%, 11/24/27 (a)(b)	410,000	394,244
4.34%, 01/10/28 (a)	400,000	397,024
5.67%, 03/12/28 (a)(b)	300,000	305,406
4.84%, 05/09/28 (a)	600,000	597,918
5.50%, 08/09/28 (a)(b)	500,000	507,470
4.84%, 09/10/28 (a)(b)	200,000	200,148
7.39%, 11/02/28 (a)(b)	430,000	456,621
4.97%, 05/16/29 (a)(b)	600,000	601,944
6.49%, 09/13/29 (a)(b)	330,000	346,804
5.69%, 03/12/30 (a)(b)	600,000	615,018
5.09%, 06/20/30 (a)(b)	545,000	541,512
4.94%, 09/10/30 (a)(b)	400,000	398,776
5.37%, 02/25/31 (a)(b)	550,000	556,336
2.65%, 06/24/31 (a)(b)	400,000	355,392
2.67%, 03/10/32 (a)(b)	300,000	261,471
2.89%, 11/24/32 (a)(b)	400,000	346,976
5.75%, 08/09/33 (a)(b)	375,000	380,914
7.44%, 11/02/33 (a)(b)	525,000	586,110
6.22%, 05/09/34 (a)(b)	660,000	687,806
7.12%, 06/27/34 (a)(b)	310,000	334,168
6.69%, 09/13/34 (a)(b)	475,000	509,832
5.34%, 09/10/35 (a)(b)	570,000	556,366
3.56%, 09/23/35 (a)(b)	300,000	271,158
5.79%, 02/25/36 (a)(b)	600,000	603,216
3.81%, 03/10/42 (a)(b)	360,000	281,426
3.33%, 11/24/42 (a)(b)	200,000	146,170
5.25%, 08/17/45	485,000	458,631
4.95%, 01/10/47	450,000	406,503
6.04%, 03/12/55 (a)(b)	300,000	303,846
BPCE SA
3.38%, 12/02/26	250,000	245,835
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	110,000	105,900
5.62%, 07/17/26	105,000	106,492
5.93%, 10/02/26	300,000	306,264

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 04/07/27 (a)	465,000	456,198
5.24%, 06/28/27	330,000	334,910
4.86%, 01/13/28 (a)(b)	250,000	251,235
5.00%, 04/28/28 (a)	400,000	404,732
5.99%, 10/03/28 (a)	250,000	261,053
4.86%, 03/30/29 (a)(b)	200,000	200,754
5.26%, 04/08/29 (a)	385,000	392,226
4.63%, 09/11/30 (a)(b)	250,000	247,725
5.25%, 01/13/31 (a)(b)	250,000	253,373
3.60%, 04/07/32 (a)	400,000	366,140
6.09%, 10/03/33 (a)	365,000	386,404
Capital One Financial Corp.
3.75%, 07/28/26 (a)	485,000	478,419
3.75%, 03/09/27 (a)	370,000	364,243
3.65%, 05/11/27 (a)	300,000	293,823
1.88%, 11/02/27 (a)(b)	495,000	473,725
3.80%, 01/31/28 (a)	590,000	577,504
4.93%, 05/10/28 (a)(b)	525,000	527,126
5.47%, 02/01/29 (a)(b)	250,000	254,133
6.31%, 06/08/29 (a)(b)	500,000	519,705
5.70%, 02/01/30 (a)(b)	250,000	255,408
3.27%, 03/01/30 (a)(b)	450,000	421,956
5.25%, 07/26/30 (a)(b)	125,000	125,848
5.46%, 07/26/30 (a)(b)	270,000	273,318
7.62%, 10/30/31 (a)(b)	500,000	556,810
2.36%, 07/29/32 (a)(b)	335,000	275,136
2.62%, 11/02/32 (a)(b)	230,000	196,008
5.27%, 05/10/33 (a)(b)	420,000	413,524
5.82%, 02/01/34 (a)(b)	275,000	277,409
6.38%, 06/08/34 (a)(b)	500,000	522,670
6.05%, 02/01/35 (a)(b)	295,000	301,354
5.88%, 07/26/35 (a)(b)	275,000	277,643
6.18%, 01/30/36 (a)(b)	500,000	498,215
Citibank NA
5.44%, 04/30/26 (a)	530,000	535,491
4.93%, 08/06/26 (a)	400,000	402,720
5.49%, 12/04/26 (a)	775,000	788,090
4.88%, 11/19/27 (a)(b)	650,000	653,159
5.80%, 09/29/28 (a)	965,000	1,005,105
4.84%, 08/06/29 (a)	410,000	414,469
5.57%, 04/30/34 (a)	500,000	514,400
Citigroup, Inc.
3.40%, 05/01/26	625,000	617,837
3.20%, 10/21/26 (a)	850,000	833,467
4.30%, 11/20/26	350,000	348,681
1.46%, 06/09/27 (a)(b)	800,000	770,752
4.45%, 09/29/27	1,050,000	1,044,823
3.89%, 01/10/28 (a)(b)	840,000	830,147
6.63%, 01/15/28	60,000	63,461
3.07%, 02/24/28 (a)(b)	745,000	724,028
4.66%, 05/24/28 (a)(b)	335,000	335,375
3.67%, 07/24/28 (a)(b)	700,000	684,754
4.13%, 07/25/28	600,000	590,544
3.52%, 10/27/28 (a)(b)	710,000	690,333
4.79%, 03/04/29 (a)(b)	500,000	501,010
4.08%, 04/23/29 (a)(b)	615,000	604,988
5.17%, 02/13/30 (a)(b)	850,000	860,829
3.98%, 03/20/30 (a)(b)	770,000	746,399
4.54%, 09/19/30 (a)(b)	750,000	740,047
2.98%, 11/05/30 (a)(b)	610,000	561,999
2.67%, 01/29/31 (a)(b)	770,000	694,532
4.41%, 03/31/31 (a)(b)	1,200,000	1,169,412
2.57%, 06/03/31 (a)(b)	1,080,000	962,323
2.56%, 05/01/32 (a)(b)	995,000	864,774
6.63%, 06/15/32	260,000	280,350
2.52%, 11/03/32 (a)(b)	475,000	405,997
3.06%, 01/25/33 (a)(b)	875,000	766,832
5.88%, 02/22/33	190,000	196,230
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.79%, 03/17/33 (a)(b)	815,000	745,782
4.91%, 05/24/33 (a)(b)	700,000	686,287
6.00%, 10/31/33	225,000	233,996
6.27%, 11/17/33 (a)(b)	700,000	743,120
6.17%, 05/25/34 (a)(b)	975,000	997,191
5.59%, 11/19/34 (a)(b)	400,000	401,248
5.83%, 02/13/35 (a)(b)	655,000	651,266
5.45%, 06/11/35 (a)(b)	625,000	629,244
6.02%, 01/24/36 (a)(b)	920,000	927,967
5.33%, 03/27/36 (a)(b)	600,000	597,696
6.13%, 08/25/36	220,000	226,305
3.88%, 01/24/39 (a)(b)	310,000	261,792
8.13%, 07/15/39	605,000	750,781
5.41%, 09/19/39 (a)(b)	300,000	286,950
5.32%, 03/26/41 (a)(b)	540,000	522,574
5.88%, 01/30/42	465,000	476,113
2.90%, 11/03/42 (a)(b)	405,000	285,104
6.68%, 09/13/43	315,000	341,126
5.30%, 05/06/44	200,000	186,758
4.65%, 07/30/45	370,000	323,839
4.75%, 05/18/46	605,000	513,566
4.28%, 04/24/48 (a)(b)	430,000	353,370
4.65%, 07/23/48 (a)	750,000	640,065
5.61%, 03/04/56 (a)(b)	500,000	488,235
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	205,000	200,549
5.84%, 01/23/30 (a)(b)	350,000	359,478
2.50%, 02/06/30 (a)	180,000	160,333
3.25%, 04/30/30 (a)	300,000	275,736
5.72%, 07/23/32 (a)(b)	350,000	356,594
2.64%, 09/30/32 (a)	145,000	119,315
6.65%, 04/25/35 (a)(b)	200,000	212,810
5.64%, 05/21/37 (a)(b)	220,000	215,013
Comerica Bank
5.33%, 08/25/33 (a)(b)	250,000	241,603
Comerica, Inc.
4.00%, 02/01/29 (a)	215,000	206,742
5.98%, 01/30/30 (a)(b)	250,000	254,188
Commonwealth Bank of Australia
4.58%, 11/27/26	300,000	301,695
Cooperatieve Rabobank UA
3.75%, 07/21/26	600,000	592,320
5.50%, 10/05/26	370,000	376,538
5.04%, 03/05/27	250,000	253,605
4.80%, 01/09/29	370,000	374,965
5.25%, 05/24/41	415,000	409,173
5.75%, 12/01/43	380,000	381,972
5.25%, 08/04/45	300,000	285,825
Credit Suisse USA LLC
7.13%, 07/15/32	175,000	197,484
Deutsche Bank AG
7.15%, 07/13/27 (a)(b)	400,000	411,428
2.31%, 11/16/27 (a)(b)	510,000	490,273
2.55%, 01/07/28 (a)(b)	450,000	432,967
5.71%, 02/08/28 (a)(b)	205,000	208,165
5.37%, 01/10/29 (a)(b)	350,000	353,864
6.72%, 01/18/29 (a)(b)	425,000	444,648
5.41%, 05/10/29	400,000	410,904
6.82%, 11/20/29 (a)(b)	325,000	344,789
5.00%, 09/11/30 (a)(b)	300,000	298,617
5.88%, 07/08/31 (a)(b)	270,000	272,530
3.55%, 09/18/31 (a)(b)	510,000	469,593
3.73%, 01/14/32 (a)(b)	415,000	373,346
3.04%, 05/28/32 (a)(b)	350,000	306,670
4.88%, 12/01/32 (a)(b)	345,000	338,255
3.74%, 01/07/33 (a)(b)	305,000	268,068

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.08%, 02/10/34 (a)(b)	350,000	368,564
5.40%, 09/11/35 (a)(b)	300,000	292,707
Discover Bank
4.65%, 09/13/28 (a)	450,000	446,404
2.70%, 02/06/30 (a)	300,000	268,704
Discover Financial Services
4.10%, 02/09/27 (a)	300,000	296,994
6.70%, 11/29/32 (a)	275,000	295,512
7.96%, 11/02/34 (a)(b)	280,000	319,659
Fifth Third Bancorp
2.55%, 05/05/27 (a)	300,000	288,093
1.71%, 11/01/27 (a)(b)	350,000	333,851
3.95%, 03/14/28 (a)	385,000	378,212
4.06%, 04/25/28 (a)(b)	100,000	98,791
6.36%, 10/27/28 (a)(b)	210,000	218,268
6.34%, 07/27/29 (a)(b)	500,000	522,460
4.77%, 07/28/30 (a)(b)	205,000	203,768
4.90%, 09/06/30 (a)(b)	25,000	24,948
5.63%, 01/29/32 (a)(b)	300,000	307,323
4.34%, 04/25/33 (a)(b)	175,000	164,787
8.25%, 03/01/38	350,000	421,022
Fifth Third Bank NA
2.25%, 02/01/27 (a)	250,000	240,655
First Citizens BancShares, Inc.
6.25%, 03/12/40 (a)(b)	200,000	196,992
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	252,893
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	220,000	228,591
Goldman Sachs Bank USA
5.41%, 05/21/27 (a)(b)	860,000	868,239
Goldman Sachs Capital I
6.35%, 02/15/34	270,000	285,587
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	900,000	886,041
5.95%, 01/15/27	340,000	348,905
3.85%, 01/26/27 (a)	845,000	837,015
4.39%, 06/15/27 (a)(b)	200,000	199,712
1.54%, 09/10/27 (a)(b)	915,000	875,371
1.95%, 10/21/27 (a)(b)	1,210,000	1,160,959
2.64%, 02/24/28 (a)(b)	975,000	940,797
3.62%, 03/15/28 (a)(b)	935,000	917,843
3.69%, 06/05/28 (a)(b)	750,000	735,735
4.48%, 08/23/28 (a)(b)	675,000	673,677
3.81%, 04/23/29 (a)(b)	810,000	791,038
4.22%, 05/01/29 (a)(b)	1,050,000	1,035,678
6.48%, 10/24/29 (a)(b)	750,000	792,615
2.60%, 02/07/30 (a)	600,000	543,786
3.80%, 03/15/30 (a)	700,000	669,935
5.73%, 04/25/30 (a)(b)	700,000	722,960
5.05%, 07/23/30 (a)(b)	640,000	645,408
4.69%, 10/23/30 (a)(b)	500,000	496,985
5.21%, 01/28/31 (a)(b)	500,000	507,000
1.99%, 01/27/32 (a)(b)	915,000	775,334
2.62%, 04/22/32 (a)(b)	985,000	860,230
2.38%, 07/21/32 (a)(b)	1,250,000	1,070,887
2.65%, 10/21/32 (a)(b)	800,000	691,664
6.13%, 02/15/33	420,000	452,781
3.10%, 02/24/33 (a)(b)	1,085,000	956,590
6.56%, 10/24/34 (a)(b)	345,000	376,526
5.85%, 04/25/35 (a)(b)	580,000	599,575
5.33%, 07/23/35 (a)(b)	885,000	881,566
5.02%, 10/23/35 (a)(b)	1,000,000	973,520
5.54%, 01/28/36 (a)(b)	900,000	912,645
6.45%, 05/01/36	320,000	338,566
6.75%, 10/01/37	1,555,000	1,683,381
4.02%, 10/31/38 (a)(b)	865,000	742,750
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.41%, 04/23/39 (a)(b)	335,000	298,776
6.25%, 02/01/41	750,000	791,347
3.21%, 04/22/42 (a)(b)	665,000	491,362
2.91%, 07/21/42 (a)(b)	450,000	318,177
3.44%, 02/24/43 (a)(b)	600,000	453,744
4.80%, 07/08/44 (a)	400,000	356,564
5.15%, 05/22/45	600,000	545,526
4.75%, 10/21/45 (a)	525,000	464,436
5.56%, 11/19/45 (a)(b)	900,000	877,914
5.73%, 01/28/56 (a)(b)	900,000	898,281
HSBC Bank USA NA
5.88%, 11/01/34	255,000	264,203
5.63%, 08/15/35	295,000	298,956
7.00%, 01/15/39	250,000	282,363
HSBC Holdings PLC
3.90%, 05/25/26	400,000	397,732
1.59%, 05/24/27 (a)(b)	250,000	241,595
5.89%, 08/14/27 (a)(b)	645,000	655,243
4.04%, 03/13/28 (a)(b)	800,000	790,200
5.60%, 05/17/28 (a)(b)	600,000	609,936
4.76%, 06/09/28 (a)(b)	700,000	699,699
5.21%, 08/11/28 (a)(b)	700,000	707,378
2.01%, 09/22/28 (a)(b)	650,000	608,114
7.39%, 11/03/28 (a)(b)	690,000	733,532
5.13%, 11/19/28 (a)(b)	400,000	403,212
4.90%, 03/03/29 (a)(b)	400,000	401,060
6.16%, 03/09/29 (a)(b)	730,000	756,820
4.58%, 06/19/29 (a)(b)	985,000	976,509
2.21%, 08/17/29 (a)(b)	650,000	595,900
5.55%, 03/04/30 (a)(b)	480,000	490,570
4.95%, 03/31/30	900,000	903,681
3.97%, 05/22/30 (a)(b)	910,000	876,130
5.29%, 11/19/30 (a)(b)	600,000	606,600
5.13%, 03/03/31 (a)(b)	500,000	501,705
2.85%, 06/04/31 (a)(b)	480,000	431,395
2.36%, 08/18/31 (a)(b)	200,000	174,208
5.73%, 05/17/32 (a)(b)	400,000	412,168
2.80%, 05/24/32 (a)(b)	920,000	804,936
2.87%, 11/22/32 (a)(b)	525,000	456,592
4.76%, 03/29/33 (a)(b)	535,000	510,978
5.40%, 08/11/33 (a)(b)	715,000	721,971
8.11%, 11/03/33 (a)(b)	540,000	614,326
6.25%, 03/09/34 (a)(b)	730,000	771,931
6.55%, 06/20/34 (a)(b)	595,000	620,734
7.40%, 11/13/34 (a)(b)	210,000	230,748
5.72%, 03/04/35 (a)(b)(c)	350,000	358,711
5.87%, 11/18/35 (a)(b)	500,000	496,460
5.45%, 03/03/36 (a)(b)	500,000	497,705
6.50%, 05/02/36	685,000	719,020
6.50%, 09/15/37	665,000	700,019
6.80%, 06/01/38	675,000	734,747
6.10%, 01/14/42	375,000	397,549
6.33%, 03/09/44 (a)(b)	840,000	896,356
5.25%, 03/14/44	300,000	280,461
HSBC USA, Inc.
5.29%, 03/04/27	330,000	335,858
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	400,000	397,440
6.21%, 08/21/29 (a)(b)	400,000	416,480
2.55%, 02/04/30 (a)	350,000	314,426
5.02%, 05/17/33 (a)(b)	80,000	78,240
5.71%, 02/02/35 (a)(b)	325,000	328,650
2.49%, 08/15/36 (a)(b)	355,000	292,442
6.14%, 11/18/39 (a)(b)	200,000	201,746
Huntington National Bank
4.87%, 04/12/28 (a)(b)	275,000	276,073
4.55%, 05/17/28 (a)(b)	330,000	329,525
5.65%, 01/10/30 (a)	250,000	258,023

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep NV
3.95%, 03/29/27	545,000	538,765
1.73%, 04/01/27 (a)(b)	320,000	310,861
6.08%, 09/11/27 (a)(b)	325,000	331,633
4.02%, 03/28/28 (a)(b)	400,000	395,528
4.55%, 10/02/28	325,000	323,567
4.05%, 04/09/29	255,000	248,747
5.34%, 03/19/30 (a)(b)	400,000	407,496
5.07%, 03/25/31 (a)(b)	300,000	301,224
2.73%, 04/01/32 (a)(b)	250,000	220,483
4.25%, 03/28/33 (a)(b)	400,000	378,428
6.11%, 09/11/34 (a)(b)	275,000	288,698
5.55%, 03/19/35 (a)(b)	495,000	498,901
5.53%, 03/25/36 (a)(b)	300,000	300,567
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	835,000	827,084
3.20%, 06/15/26 (a)	569,000	562,309
2.95%, 10/01/26 (a)	955,000	936,282
7.63%, 10/15/26	220,000	230,932
4.13%, 12/15/26	600,000	597,954
1.58%, 04/22/27 (a)(b)	625,000	606,087
8.00%, 04/29/27	290,000	310,610
1.47%, 09/22/27 (a)(b)	960,000	918,374
4.25%, 10/01/27	493,000	492,837
6.07%, 10/22/27 (a)(b)	500,000	511,880
3.63%, 12/01/27 (a)	490,000	481,013
5.04%, 01/23/28 (a)(b)	745,000	751,653
3.78%, 02/01/28 (a)(b)	810,000	799,300
2.95%, 02/24/28 (a)(b)	525,000	510,001
5.57%, 04/22/28 (a)(b)	610,000	622,261
4.32%, 04/26/28 (a)(b)	755,000	751,693
3.54%, 05/01/28 (a)(b)	900,000	882,063
2.18%, 06/01/28 (a)(b)	500,000	475,820
4.98%, 07/22/28 (a)(b)	755,000	761,901
4.85%, 07/25/28 (a)(b)	1,000,000	1,006,400
4.51%, 10/22/28 (a)(b)	560,000	559,373
3.51%, 01/23/29 (a)(b)	750,000	729,015
4.92%, 01/24/29 (a)(b)	450,000	454,338
4.01%, 04/23/29 (a)(b)	750,000	737,460
2.07%, 06/01/29 (a)(b)	600,000	555,930
4.20%, 07/23/29 (a)(b)	425,000	419,526
5.30%, 07/24/29 (a)(b)	550,000	561,269
6.09%, 10/23/29 (a)(b)	545,000	570,795
4.45%, 12/05/29 (a)(b)	925,000	918,987
5.01%, 01/23/30 (a)(b)	650,000	657,403
5.58%, 04/22/30 (a)(b)	690,000	711,866
3.70%, 05/06/30 (a)(b)	715,000	687,866
4.57%, 06/14/30 (a)(b)	500,000	497,290
5.00%, 07/22/30 (a)(b)	750,000	757,410
8.75%, 09/01/30	255,000	300,597
2.74%, 10/15/30 (a)(b)	1,085,000	996,030
4.60%, 10/22/30 (a)(b)	545,000	541,289
5.14%, 01/24/31 (a)(b)	750,000	762,172
4.49%, 03/24/31 (a)(b)	875,000	864,071
2.52%, 04/22/31 (a)(b)	925,000	830,409
2.96%, 05/13/31 (a)(b)	950,000	863,654
1.76%, 11/19/31 (a)(b)	475,000	403,166
1.95%, 02/04/32 (a)(b)	925,000	787,230
2.58%, 04/22/32 (a)(b)	1,100,000	967,197
2.55%, 11/08/32 (a)(b)	750,000	649,207
2.96%, 01/25/33 (a)(b)	1,240,000	1,095,528
4.59%, 04/26/33 (a)(b)	715,000	696,689
4.91%, 07/25/33 (a)(b)	1,000,000	992,220
5.72%, 09/14/33 (a)(b)	780,000	802,097
5.35%, 06/01/34 (a)(b)	1,300,000	1,322,555
6.25%, 10/23/34 (a)(b)	900,000	966,600
5.34%, 01/23/35 (a)(b)	605,000	610,705
5.77%, 04/22/35 (a)(b)	875,000	909,720
5.29%, 07/22/35 (a)(b)	1,180,000	1,186,325
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 10/22/35 (a)(b)	750,000	734,520
5.50%, 01/24/36 (a)(b)	750,000	766,710
6.40%, 05/15/38	750,000	828,352
3.88%, 07/24/38 (a)(b)	750,000	651,525
5.50%, 10/15/40	375,000	379,275
3.11%, 04/22/41 (a)(b)	595,000	450,707
5.60%, 07/15/41	525,000	535,799
2.53%, 11/19/41 (a)(b)	465,000	321,278
5.40%, 01/06/42	350,000	349,538
3.16%, 04/22/42 (a)(b)	600,000	448,302
5.63%, 08/16/43	450,000	450,418
4.85%, 02/01/44	220,000	203,801
4.95%, 06/01/45	550,000	501,319
5.53%, 11/29/45 (a)(b)	750,000	743,235
4.26%, 02/22/48 (a)(b)	675,000	562,174
4.03%, 07/24/48 (a)(b)	450,000	359,797
3.96%, 11/15/48 (a)(b)	1,095,000	863,758
3.90%, 01/23/49 (a)(b)	490,000	382,612
3.11%, 04/22/51 (a)(b)	675,000	450,191
3.33%, 04/22/52 (a)(b)	1,150,000	798,767
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	770,000	780,226
KeyBank NA
3.40%, 05/20/26	250,000	246,250
5.85%, 11/15/27 (a)	385,000	395,630
4.39%, 12/14/27	250,000	248,298
3.90%, 04/13/29	255,000	244,945
4.90%, 08/08/32	300,000	286,848
5.00%, 01/26/33 (a)	200,000	194,914
KeyCorp
2.25%, 04/06/27	135,000	128,789
4.10%, 04/30/28	250,000	245,085
2.55%, 10/01/29	230,000	208,074
4.79%, 06/01/33 (a)(b)	150,000	143,898
6.40%, 03/06/35 (a)(b)	295,000	311,718
Lloyds Banking Group PLC
3.75%, 01/11/27	420,000	414,338
1.63%, 05/11/27 (a)(b)	300,000	290,211
5.99%, 08/07/27 (a)(b)	400,000	406,664
5.46%, 01/05/28 (a)(b)	545,000	552,020
3.75%, 03/18/28 (a)(b)	400,000	393,080
4.38%, 03/22/28	430,000	426,306
4.55%, 08/16/28	465,000	463,242
3.57%, 11/07/28 (a)(b)	595,000	578,108
5.09%, 11/26/28 (a)(b)	400,000	403,820
5.87%, 03/06/29 (a)(b)	270,000	278,489
5.72%, 06/05/30 (a)(b)	400,000	412,064
4.98%, 08/11/33 (a)(b)	480,000	470,414
7.95%, 11/15/33 (a)(b)	305,000	347,044
5.68%, 01/05/35 (a)(b)	630,000	637,132
5.59%, 11/26/35 (a)(b)	200,000	200,680
5.30%, 12/01/45	190,000	175,258
3.37%, 12/14/46 (a)(b)	435,000	310,229
4.34%, 01/09/48	325,000	256,149
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	125,000	124,220
7.41%, 10/30/29 (a)(b)	330,000	355,598
6.08%, 03/13/32 (a)(b)	250,000	259,050
5.05%, 01/27/34 (a)(b)	350,000	338,321
5.39%, 01/16/36 (a)(b)	250,000	245,440
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	275,000	266,687
4.70%, 01/27/28 (a)	485,000	485,805
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	210,000	205,080
3.68%, 02/22/27	400,000	395,004
1.54%, 07/20/27 (a)(b)	750,000	721,875

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.29%, 07/25/27	350,000	342,031
1.64%, 10/13/27 (a)(b)	480,000	459,504
2.34%, 01/19/28 (a)(b)	400,000	384,836
3.96%, 03/02/28	350,000	345,440
4.05%, 09/11/28	25,000	24,684
5.35%, 09/13/28 (a)(b)	500,000	509,435
5.42%, 02/22/29 (a)(b)	385,000	393,778
3.74%, 03/07/29	550,000	533,874
3.20%, 07/18/29	520,000	490,526
2.56%, 02/25/30	400,000	362,080
5.26%, 04/17/30 (a)(b)	200,000	203,902
2.05%, 07/17/30	550,000	479,149
5.20%, 01/16/31 (a)(b)	350,000	355,729
5.48%, 02/22/31 (a)(b)	200,000	205,764
2.31%, 07/20/32 (a)(b)	730,000	626,508
2.49%, 10/13/32 (a)(b)	320,000	276,253
2.85%, 01/19/33 (a)(b)	375,000	327,701
4.32%, 04/19/33 (a)(b)	280,000	267,126
5.13%, 07/20/33 (a)(b)	400,000	401,216
5.44%, 02/22/34 (a)(b)	250,000	255,428
5.41%, 04/19/34 (a)(b)(c)	200,000	204,582
5.43%, 04/17/35 (a)(b)	315,000	319,167
5.57%, 01/16/36 (a)(b)	350,000	357,878
4.29%, 07/26/38	200,000	184,560
4.15%, 03/07/39	285,000	261,137
3.75%, 07/18/39	535,000	456,997
Mizuho Financial Group, Inc.
2.84%, 09/13/26	350,000	342,248
3.66%, 02/28/27	300,000	296,064
1.23%, 05/22/27 (a)(b)	290,000	279,142
1.55%, 07/09/27 (a)(b)	250,000	240,718
3.17%, 09/11/27	500,000	485,575
4.02%, 03/05/28	390,000	385,078
5.67%, 05/27/29 (a)(b)	385,000	396,038
5.78%, 07/06/29 (a)(b)	510,000	526,692
4.25%, 09/11/29 (a)(b)	470,000	463,326
5.38%, 05/26/30 (a)(b)	270,000	275,732
3.15%, 07/16/30 (a)(b)	250,000	233,925
2.87%, 09/13/30 (a)(b)	200,000	184,314
2.59%, 05/25/31 (a)(b)	265,000	236,966
2.20%, 07/10/31 (a)(b)	400,000	349,856
1.98%, 09/08/31 (a)(b)	475,000	408,486
2.56%, 09/13/31	315,000	270,418
2.26%, 07/09/32 (a)(b)	250,000	213,660
5.67%, 09/13/33 (a)(b)	270,000	278,486
5.75%, 07/06/34 (a)(b)	390,000	403,096
5.58%, 05/26/35 (a)(b)	205,000	209,678
5.59%, 07/10/35 (a)(b)	300,000	307,236
5.42%, 05/13/36 (a)(b)	300,000	302,166
Morgan Stanley
3.13%, 07/27/26	890,000	874,763
6.25%, 08/09/26	200,000	204,704
4.35%, 09/08/26	675,000	672,212
3.63%, 01/20/27	900,000	890,361
3.95%, 04/23/27	600,000	593,436
1.59%, 05/04/27 (a)(b)	1,050,000	1,016,925
1.51%, 07/20/27 (a)(b)	750,000	721,065
2.48%, 01/21/28 (a)(b)	775,000	747,472
5.65%, 04/13/28 (a)(b)	300,000	306,204
4.21%, 04/20/28 (a)(b)	875,000	868,682
3.59%, 07/22/28 (a)	1,000,000	975,160
6.30%, 10/18/28 (a)(b)	600,000	624,108
3.77%, 01/24/29 (a)(b)	860,000	841,269
5.12%, 02/01/29 (a)(b)	650,000	658,957
5.16%, 04/20/29 (a)(b)	800,000	810,744
5.45%, 07/20/29 (a)(b)	750,000	767,167
6.41%, 11/01/29 (a)(b)	695,000	733,781
5.17%, 01/16/30 (a)(b)	600,000	608,418
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.43%, 01/23/30 (a)(b)	950,000	937,954
5.66%, 04/18/30 (a)(b)	785,000	809,413
5.04%, 07/19/30 (a)(b)	650,000	655,304
4.65%, 10/18/30 (a)(b)	750,000	744,150
5.23%, 01/15/31 (a)(b)	750,000	762,097
2.70%, 01/22/31 (a)(b)	1,000,000	906,930
3.62%, 04/01/31 (a)(b)	850,000	802,689
1.79%, 02/13/32 (a)(b)	825,000	691,210
7.25%, 04/01/32	345,000	392,717
1.93%, 04/28/32 (a)(b)	725,000	607,912
2.24%, 07/21/32 (a)(b)	1,055,000	897,256
2.51%, 10/20/32 (a)(b)	785,000	673,970
2.94%, 01/21/33 (a)(b)	750,000	657,772
4.89%, 07/20/33 (a)(b)	620,000	611,698
6.34%, 10/18/33 (a)(b)	945,000	1,013,683
5.25%, 04/21/34 (a)(b)	965,000	965,376
5.42%, 07/21/34 (a)(b)	810,000	819,218
6.63%, 11/01/34 (a)(b)	575,000	627,296
5.47%, 01/18/35 (a)(b)	685,000	693,754
5.83%, 04/19/35 (a)(b)	895,000	927,963
5.32%, 07/19/35 (a)(b)	950,000	949,667
5.59%, 01/18/36 (a)(b)	900,000	919,188
2.48%, 09/16/36 (a)(b)	900,000	745,965
5.30%, 04/20/37 (a)(b)	600,000	588,624
5.95%, 01/19/38 (a)(b)	410,000	414,104
3.97%, 07/22/38 (a)	670,000	581,252
5.94%, 02/07/39 (a)(b)	450,000	453,987
4.46%, 04/22/39 (a)(b)	365,000	335,008
3.22%, 04/22/42 (a)(b)	550,000	411,521
6.38%, 07/24/42	600,000	654,066
4.30%, 01/27/45	755,000	636,261
4.38%, 01/22/47	700,000	588,749
5.60%, 03/24/51 (a)(b)	585,000	576,968
2.80%, 01/25/52 (a)(b)	600,000	371,388
5.52%, 11/19/55 (a)(b)	905,000	884,719
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	450,000	451,539
5.88%, 10/30/26 (a)	500,000	511,185
4.45%, 10/15/27 (a)(b)	500,000	499,485
4.95%, 01/14/28 (a)(b)	325,000	327,220
5.50%, 05/26/28 (a)(b)	600,000	611,136
4.97%, 07/14/28 (a)(b)	300,000	302,694
5.02%, 01/12/29 (a)(b)	500,000	506,010
National Australia Bank Ltd.
2.50%, 07/12/26	450,000	440,599
3.91%, 06/09/27	580,000	575,522
4.50%, 10/26/27	250,000	251,263
4.94%, 01/12/28	355,000	360,968
4.90%, 06/13/28	505,000	513,499
4.79%, 01/10/29	355,000	359,725
National Bank of Canada
5.60%, 07/02/27 (a)(b)	250,000	253,120
4.95%, 02/01/28 (a)(b)	250,000	251,713
5.60%, 12/18/28	300,000	309,246
4.50%, 10/10/29	250,000	247,398
NatWest Group PLC
4.80%, 04/05/26	575,000	576,903
1.64%, 06/14/27 (a)(b)	410,000	395,642
5.58%, 03/01/28 (a)(b)	200,000	203,442
3.07%, 05/22/28 (a)(b)	380,000	367,612
5.52%, 09/30/28 (a)(b)	425,000	432,939
4.89%, 05/18/29 (a)(b)	535,000	535,958
5.81%, 09/13/29 (a)(b)	445,000	459,155
5.08%, 01/27/30 (a)(b)	635,000	638,962
4.45%, 05/08/30 (a)(b)	450,000	441,283
6.02%, 03/02/34 (a)(b)	335,000	349,713
6.48%, 06/01/34 (a)(b)	300,000	312,447

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.78%, 03/01/35 (a)(b)	400,000	408,304
3.03%, 11/28/35 (a)(b)	250,000	221,143
Northern Trust Corp.
4.00%, 05/10/27 (a)	310,000	308,428
3.65%, 08/03/28 (a)	300,000	293,673
3.15%, 05/03/29 (a)	215,000	205,194
1.95%, 05/01/30 (a)	345,000	304,207
3.38%, 05/08/32 (a)(b)	250,000	241,805
PNC Bank NA
3.10%, 10/25/27 (a)	425,000	411,876
3.25%, 01/22/28 (a)	300,000	290,853
4.05%, 07/26/28	350,000	343,042
2.70%, 10/22/29	300,000	275,013
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	350,000	342,080
1.15%, 08/13/26 (a)	230,000	220,273
3.15%, 05/19/27 (a)	220,000	214,251
5.10%, 07/23/27 (a)(b)	340,000	342,003
6.62%, 10/20/27 (a)(b)	300,000	309,225
5.30%, 01/21/28 (a)(b)	250,000	253,453
5.35%, 12/02/28 (a)(b)	380,000	387,627
3.45%, 04/23/29 (a)	600,000	576,414
5.58%, 06/12/29 (a)(b)	580,000	596,594
2.55%, 01/22/30 (a)	600,000	543,840
5.49%, 05/14/30 (a)(b)	365,000	374,935
2.31%, 04/23/32 (a)(b)	310,000	267,276
4.81%, 10/21/32 (a)(b)	450,000	445,081
4.63%, 06/06/33 (a)(b)	225,000	214,592
6.04%, 10/28/33 (a)(b)	450,000	472,122
5.07%, 01/24/34 (a)(b)	435,000	430,402
5.94%, 08/18/34 (a)(b)	335,000	348,966
6.88%, 10/20/34 (a)(b)	765,000	846,220
5.68%, 01/22/35 (a)(b)	400,000	410,176
5.40%, 07/23/35 (a)(b)	450,000	452,146
5.58%, 01/29/36 (a)(b)	500,000	508,820
Regions Bank
6.45%, 06/26/37	250,000	258,850
Regions Financial Corp.
1.80%, 08/12/28 (a)	215,000	195,633
5.72%, 06/06/30 (a)(b)	200,000	204,884
5.50%, 09/06/35 (a)(b)	250,000	246,753
Royal Bank of Canada
1.20%, 04/27/26	505,000	488,451
1.15%, 07/14/26	300,000	288,495
5.20%, 07/20/26	300,000	303,153
1.40%, 11/02/26	445,000	425,585
4.88%, 01/19/27	350,000	353,307
3.63%, 05/04/27	400,000	394,380
5.07%, 07/23/27 (a)(b)	315,000	317,120
4.24%, 08/03/27	350,000	349,016
6.00%, 11/01/27	500,000	519,375
4.90%, 01/12/28	90,000	91,067
4.72%, 03/27/28 (a)(b)	250,000	250,768
5.20%, 08/01/28	325,000	331,399
4.52%, 10/18/28 (a)(b)	250,000	249,470
4.97%, 01/24/29 (a)(b)	450,000	453,568
4.95%, 02/01/29	250,000	253,205
4.97%, 08/02/30 (a)(b)	400,000	402,880
4.65%, 10/18/30 (a)(b)	640,000	635,104
5.15%, 02/04/31 (a)(b)	500,000	506,475
4.97%, 05/02/31 (a)(b)	250,000	251,343
2.30%, 11/03/31	425,000	364,773
3.88%, 05/04/32	350,000	328,356
5.00%, 02/01/33	500,000	499,080
5.00%, 05/02/33	300,000	299,049
5.15%, 02/01/34	445,000	448,364
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	300,000	293,187
6.12%, 05/31/27 (a)(b)	25,000	25,317
4.40%, 07/13/27 (a)	310,000	307,697
2.49%, 01/06/28 (a)(b)	335,000	321,275
6.50%, 03/09/29 (a)(b)	330,000	341,801
5.47%, 03/20/29 (a)(b)	250,000	251,428
6.57%, 06/12/29 (a)(b)	155,000	160,721
6.17%, 01/09/30 (a)(b)	510,000	524,239
5.35%, 09/06/30 (a)(b)	250,000	249,115
7.66%, 11/09/31 (a)(b)	200,000	220,406
6.34%, 05/31/35 (a)(b)	200,000	204,750
Santander U.K. Group Holdings PLC
1.67%, 06/14/27 (a)(b)	410,000	395,068
2.47%, 01/11/28 (a)(b)	300,000	288,318
3.82%, 11/03/28 (a)(b)	410,000	399,094
6.53%, 01/10/29 (a)(b)	400,000	415,892
4.86%, 09/11/30 (a)(b)	225,000	222,975
2.90%, 03/15/32 (a)(b)	305,000	268,784
State Street Bank & Trust Co.
4.59%, 11/25/26	300,000	301,905
4.78%, 11/23/29	250,000	252,480
State Street Corp.
2.65%, 05/19/26	250,000	246,028
5.27%, 08/03/26 (a)	250,000	252,843
4.99%, 03/18/27 (a)	325,000	329,388
4.33%, 10/22/27 (a)	425,000	425,922
1.68%, 11/18/27 (a)(b)	245,000	234,404
2.20%, 02/07/28 (a)(b)	135,000	129,673
4.54%, 02/28/28 (a)	400,000	401,908
5.82%, 11/04/28 (a)(b)	185,000	191,366
4.53%, 02/20/29 (a)(b)	300,000	300,177
5.68%, 11/21/29 (a)(b)	305,000	316,736
4.14%, 12/03/29 (a)(b)	345,000	340,632
2.40%, 01/24/30	305,000	278,541
2.20%, 03/03/31	270,000	234,363
3.15%, 03/30/31 (a)(b)	450,000	418,540
2.62%, 02/07/33 (a)(b)	355,000	306,997
4.42%, 05/13/33 (a)(b)	200,000	193,746
4.16%, 08/04/33 (a)(b)	250,000	237,638
4.82%, 01/26/34 (a)(b)	200,000	196,532
5.16%, 05/18/34 (a)(b)	25,000	25,157
3.03%, 11/01/34 (a)(b)	250,000	227,865
6.12%, 11/21/34 (a)(b)	100,000	105,164
Sumitomo Mitsui Financial Group, Inc.
5.88%, 07/13/26	250,000	254,283
2.63%, 07/14/26	715,000	698,920
1.40%, 09/17/26	600,000	574,554
3.01%, 10/19/26	410,000	401,320
3.45%, 01/11/27	300,000	295,500
2.17%, 01/14/27	300,000	288,687
3.36%, 07/12/27	600,000	587,346
5.52%, 01/13/28	500,000	513,395
3.54%, 01/17/28	375,000	366,225
5.80%, 07/13/28	300,000	311,082
5.72%, 09/14/28	380,000	393,665
1.90%, 09/17/28	310,000	283,805
4.31%, 10/16/28 (c)	250,000	248,685
5.32%, 07/09/29	255,000	260,755
3.04%, 07/16/29	790,000	739,163
2.72%, 09/27/29	330,000	303,630
5.71%, 01/13/30	440,000	457,270
2.75%, 01/15/30	450,000	411,340
2.13%, 07/08/30	490,000	429,362
2.14%, 09/23/30	375,000	324,724
5.42%, 07/09/31	200,000	205,512
2.22%, 09/17/31	375,000	320,209
5.77%, 01/13/33	600,000	624,690

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.81%, 09/14/33 (c)	405,000	425,785
5.56%, 07/09/34	500,000	513,460
5.63%, 01/15/35	300,000	308,352
2.30%, 01/12/41	230,000	155,296
2.93%, 09/17/41	360,000	264,593
3.05%, 01/14/42	230,000	171,709
6.18%, 07/13/43	180,000	195,835
5.84%, 07/09/44	380,000	387,585
Synchrony Financial
3.70%, 08/04/26 (a)	200,000	196,574
3.95%, 12/01/27 (a)	575,000	560,717
5.15%, 03/19/29 (a)	250,000	249,043
2.88%, 10/28/31 (a)	235,000	198,869
Synovus Bank
5.63%, 02/15/28 (a)	270,000	271,474
Toronto-Dominion Bank
1.20%, 06/03/26	365,000	351,710
5.53%, 07/17/26	500,000	506,805
1.25%, 09/10/26	500,000	478,280
4.57%, 12/17/26	400,000	400,640
1.95%, 01/12/27	265,000	253,618
2.80%, 03/10/27	390,000	378,183
4.98%, 04/05/27	200,000	202,120
4.11%, 06/08/27	75,000	74,485
4.69%, 09/15/27	650,000	654,212
5.16%, 01/10/28	450,000	457,609
4.86%, 01/31/28	200,000	202,170
5.52%, 07/17/28	425,000	437,002
4.99%, 04/05/29	390,000	395,043
4.78%, 12/17/29	250,000	250,205
2.00%, 09/10/31	300,000	256,500
3.63%, 09/15/31 (a)(b)	505,000	494,905
2.45%, 01/12/32	325,000	277,336
3.20%, 03/10/32	510,000	455,195
4.46%, 06/08/32	685,000	661,388
5.15%, 09/10/34 (a)(b)	145,000	143,795
Truist Bank
3.30%, 05/15/26 (a)	320,000	315,466
3.80%, 10/30/26 (a)	360,000	355,180
2.25%, 03/11/30 (a)	500,000	438,960
Truist Financial Corp.
6.05%, 06/08/27 (a)(b)	400,000	406,832
1.13%, 08/03/27 (a)	300,000	278,253
4.12%, 06/06/28 (a)(b)	300,000	298,026
4.87%, 01/26/29 (a)(b)	400,000	402,352
3.88%, 03/19/29 (a)	200,000	193,504
1.89%, 06/07/29 (a)(b)	375,000	343,564
7.16%, 10/30/29 (a)(b)	420,000	452,315
1.95%, 06/05/30 (a)	300,000	261,063
5.15%, 08/05/32 (a)(b)	250,000	250,418
4.92%, 07/28/33 (a)(b)	385,000	367,783
6.12%, 10/28/33 (a)(b)	200,000	210,286
5.12%, 01/26/34 (a)(b)	400,000	392,712
5.87%, 06/08/34 (a)(b)	575,000	591,405
5.71%, 01/24/35 (a)(b)	500,000	510,775
U.S. Bancorp
3.10%, 04/27/26 (a)	210,000	206,976
2.38%, 07/22/26 (a)	420,000	410,138
3.15%, 04/27/27 (a)	400,000	390,652
6.79%, 10/26/27 (a)(b)	300,000	309,897
2.22%, 01/27/28 (a)(b)	310,000	297,451
3.90%, 04/26/28 (a)	350,000	344,712
4.55%, 07/22/28 (a)(b)	600,000	600,144
4.65%, 02/01/29 (a)(b)	400,000	400,312
5.78%, 06/12/29 (a)(b)	550,000	567,292
3.00%, 07/30/29 (a)	285,000	265,791
5.38%, 01/23/30 (a)(b)	450,000	459,135
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 07/22/30 (a)	550,000	464,299
5.10%, 07/23/30 (a)(b)	200,000	202,326
2.68%, 01/27/33 (a)(b)	250,000	214,675
4.97%, 07/22/33 (a)(b)	420,000	403,935
5.85%, 10/21/33 (a)(b)	430,000	445,790
4.84%, 02/01/34 (a)(b)	630,000	611,988
5.84%, 06/12/34 (a)(b)	555,000	573,370
5.68%, 01/23/35 (a)(b)	680,000	695,824
5.42%, 02/12/36 (a)(b)	350,000	352,590
2.49%, 11/03/36 (a)(b)	455,000	377,941
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	250,000	249,793
UBS AG
1.25%, 06/01/26	250,000	241,228
1.25%, 08/07/26	350,000	335,699
5.00%, 07/09/27	530,000	536,090
7.50%, 02/15/28	750,000	807,810
5.65%, 09/11/28	600,000	620,442
4.50%, 06/26/48	400,000	342,188
UBS Group AG
4.55%, 04/17/26	655,000	655,524
4.88%, 05/15/45	535,000	481,735
Wachovia Corp.
7.57%, 08/01/26 (e)	100,000	103,813
5.50%, 08/01/35	280,000	281,056
Webster Financial Corp.
4.10%, 03/25/29 (a)	115,000	110,314
Wells Fargo & Co.
3.00%, 04/22/26	1,050,000	1,035,300
4.10%, 06/03/26	650,000	646,087
3.00%, 10/23/26	1,010,000	987,800
3.20%, 06/17/27 (a)(b)	750,000	738,052
4.30%, 07/22/27	710,000	706,890
4.90%, 01/24/28 (a)(b)	700,000	704,284
3.53%, 03/24/28 (a)(b)	1,175,000	1,151,300
5.71%, 04/22/28 (a)(b)	900,000	919,692
3.58%, 05/22/28 (a)(b)	900,000	881,199
2.39%, 06/02/28 (a)(b)	970,000	925,923
4.81%, 07/25/28 (a)(b)	900,000	903,303
4.15%, 01/24/29 (a)	750,000	739,267
5.57%, 07/25/29 (a)(b)	1,335,000	1,371,365
6.30%, 10/23/29 (a)(b)	820,000	862,378
7.95%, 11/15/29	150,000	169,356
5.20%, 01/23/30 (a)(b)	750,000	762,802
2.88%, 10/30/30 (a)(b)	1,025,000	945,040
5.24%, 01/24/31 (a)(b)	750,000	762,600
2.57%, 02/11/31 (a)(b)	900,000	811,854
4.48%, 04/04/31 (a)(b)	700,000	687,995
3.35%, 03/02/33 (a)(b)	820,000	735,778
4.90%, 07/25/33 (a)(b)	1,255,000	1,237,518
5.39%, 04/24/34 (a)(b)	1,025,000	1,032,175
5.56%, 07/25/34 (a)(b)	1,305,000	1,328,125
6.49%, 10/23/34 (a)(b)	1,055,000	1,138,778
5.50%, 01/23/35 (a)(b)	810,000	820,927
5.38%, 02/07/35	125,000	127,059
5.21%, 12/03/35 (a)(b)	750,000	744,795
3.07%, 04/30/41 (a)(b)	900,000	671,814
5.38%, 11/02/43	555,000	520,207
5.61%, 01/15/44	725,000	694,796
4.65%, 11/04/44	620,000	526,690
3.90%, 05/01/45	635,000	501,244
4.90%, 11/17/45	600,000	520,716
4.40%, 06/14/46	700,000	565,467
4.75%, 12/07/46	475,000	400,867
5.01%, 04/04/51 (a)(b)	1,605,000	1,446,121
4.61%, 04/25/53 (a)(b)	900,000	765,090
5.95%, 12/01/86	150,000	151,559

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo Bank NA
5.45%, 08/07/26 (a)	760,000	770,587
5.25%, 12/11/26 (a)	670,000	679,568
5.95%, 08/26/36	255,000	265,975
5.85%, 02/01/37	150,000	155,543
6.60%, 01/15/38	390,000	428,941
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	175,000	164,724
Westpac Banking Corp.
5.20%, 04/16/26	295,000	297,676
2.85%, 05/13/26	575,000	566,455
1.15%, 06/03/26	415,000	400,463
2.70%, 08/19/26	300,000	293,865
3.35%, 03/08/27	375,000	369,056
4.04%, 08/26/27	300,000	299,250
5.46%, 11/18/27	350,000	360,220
3.40%, 01/25/28	400,000	391,052
5.54%, 11/17/28	300,000	311,799
1.95%, 11/20/28	275,000	253,041
5.05%, 04/16/29	235,000	240,647
2.65%, 01/16/30	250,000	230,398
2.15%, 06/03/31	375,000	327,101
4.32%, 11/23/31 (a)(b)	550,000	545,495
5.41%, 08/10/33 (a)(b)	250,000	248,830
6.82%, 11/17/33	205,000	223,557
4.11%, 07/24/34 (a)(b)	280,000	267,540
2.67%, 11/15/35 (a)(b)	465,000	403,820
5.62%, 11/20/35 (a)(b)	400,000	397,472
3.02%, 11/18/36 (a)(b)	300,000	259,245
4.42%, 07/24/39	280,000	252,790
2.96%, 11/16/40	300,000	221,298
3.13%, 11/18/41	375,000	272,190
Wintrust Financial Corp.
4.85%, 06/06/29 (c)	215,000	210,846
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	225,563
6.82%, 11/19/35 (a)(b)	250,000	255,250
		468,652,000
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	195,000	180,502
5.50%, 08/20/34 (a)	140,000	138,576
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	196,168
5.70%, 12/15/28 (a)	175,000	182,070
5.15%, 05/15/33 (a)	300,000	302,619
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	150,000	162,534
5.80%, 05/21/54 (a)	220,000	217,457
6.00%, 12/15/54 (a)(b)	245,000	236,589
Ares Management Corp.
5.60%, 10/11/54 (a)	100,000	93,108
ARES Management Corp.
6.38%, 11/10/28 (a)	200,000	210,868
BGC Group, Inc.
8.00%, 05/25/28 (a)	100,000	106,923
6.60%, 06/10/29 (a)	170,000	174,563
6.15%, 04/02/30 (a)(d)	200,000	199,400
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	225,000	226,861
5.00%, 03/14/34 (a)	285,000	287,813
4.90%, 01/08/35 (a)	175,000	174,916
5.25%, 03/14/54 (a)	430,000	415,225
5.35%, 01/08/55 (a)	345,000	336,165
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock, Inc.
3.20%, 03/15/27	360,000	354,247
3.25%, 04/30/29 (a)	400,000	384,668
2.40%, 04/30/30 (a)	450,000	407,776
1.90%, 01/28/31 (a)	550,000	476,179
2.10%, 02/25/32 (a)	280,000	237,664
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	200,000	197,144
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	175,000	153,655
4.38%, 02/15/32 (a)	100,000	93,814
6.25%, 04/18/34 (a)	300,000	307,557
4.13%, 10/07/51 (a)	100,000	71,786
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	150,000	157,511
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	380,000	319,664
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	300,000	203,613
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	335,000	329,265
4.85%, 03/29/29 (a)	350,000	351,148
4.35%, 04/15/30 (a)	250,000	244,250
2.72%, 04/15/31 (a)	150,000	133,194
6.35%, 01/05/34 (a)	175,000	186,389
5.68%, 01/15/35 (a)	100,000	102,331
4.70%, 09/20/47 (a)	310,000	263,959
3.50%, 03/30/51 (a)	210,000	144,318
3.63%, 02/15/52 (a)	180,000	125,867
5.97%, 03/04/54 (a)	275,000	276,603
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	197,908
1.63%, 12/15/30 (a)	235,000	200,056
3.00%, 03/16/32 (a)	100,000	89,504
Charles Schwab Corp.
1.15%, 05/13/26 (a)(f)	260,000	250,978
5.88%, 08/24/26 (a)(f)	270,000	275,097
3.20%, 03/02/27 (a)(f)	190,000	186,183
2.45%, 03/03/27 (a)(f)	420,000	405,359
3.30%, 04/01/27 (a)(f)	210,000	205,852
3.20%, 01/25/28 (a)(f)	190,000	184,091
2.00%, 03/20/28 (a)(f)	335,000	312,900
4.00%, 02/01/29 (a)(f)	175,000	172,263
5.64%, 05/19/29 (a)(b)(f)	325,000	335,595
3.25%, 05/22/29 (a)(f)	165,000	157,009
2.75%, 10/01/29 (a)(f)	135,000	125,045
6.20%, 11/17/29 (a)(b)(f)	350,000	369,292
4.63%, 03/22/30 (a)(f)	140,000	140,763
1.65%, 03/11/31 (a)(f)	195,000	164,313
2.30%, 05/13/31 (a)(f)	210,000	183,265
1.95%, 12/01/31 (a)(f)	225,000	188,440
2.90%, 03/03/32 (a)(f)	290,000	254,716
5.85%, 05/19/34 (a)(b)(f)	375,000	391,736
6.14%, 08/24/34 (a)(b)(f)	375,000	399,184
CI Financial Corp.
3.20%, 12/17/30 (a)	360,000	314,672
4.10%, 06/15/51 (a)	100,000	71,673
CME Group, Inc.
3.75%, 06/15/28 (a)	150,000	148,127
2.65%, 03/15/32 (a)	225,000	198,007
5.30%, 09/15/43 (a)	250,000	250,335
4.15%, 06/15/48 (a)	255,000	214,845
Eaton Vance Corp.
3.50%, 04/06/27 (a)	113,000	110,942

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	212,522
2.95%, 08/12/51 (a)	245,000	155,724
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)(d)	160,000	158,314
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	200,000	194,356
4.00%, 09/15/27 (a)	450,000	446,310
3.63%, 09/01/28 (a)	290,000	282,938
4.35%, 06/15/29 (a)	305,000	302,999
2.10%, 06/15/30 (a)	375,000	331,995
5.25%, 06/15/31 (a)	200,000	205,412
1.85%, 09/15/32 (a)	350,000	284,812
4.60%, 03/15/33 (a)	500,000	490,430
2.65%, 09/15/40 (a)	350,000	251,555
4.25%, 09/21/48 (a)	330,000	272,682
3.00%, 06/15/50 (a)	360,000	234,817
4.95%, 06/15/52 (a)	455,000	413,113
3.00%, 09/15/60 (a)	595,000	361,302
5.20%, 06/15/62 (a)	340,000	315,054
Invesco Finance PLC
5.38%, 11/30/43	200,000	189,012
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)(d)	100,000	96,919
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	200,232
6.45%, 06/08/27	100,000	103,703
5.88%, 07/21/28 (a)	300,000	308,118
4.15%, 01/23/30	300,000	287,673
2.63%, 10/15/31 (a)	325,000	274,849
2.75%, 10/15/32 (a)	245,000	202,799
6.20%, 04/14/34 (a)	425,000	433,419
6.25%, 01/15/36	170,000	174,170
6.50%, 01/20/43	75,000	75,947
Lazard Group LLC
3.63%, 03/01/27 (a)	100,000	98,157
4.50%, 09/19/28 (a)	200,000	197,920
4.38%, 03/11/29 (a)	160,000	157,669
Legg Mason, Inc.
5.63%, 01/15/44	211,000	207,466
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	270,000	274,668
6.75%, 11/17/28 (a)	200,000	211,606
5.20%, 03/15/30 (a)	225,000	225,864
6.00%, 05/20/34 (a)	150,000	153,176
5.65%, 03/15/35 (a)	150,000	148,533
Marex Group PLC
6.40%, 11/04/29 (a)	260,000	264,576
Nasdaq, Inc.
3.85%, 06/30/26 (a)	185,000	183,631
5.35%, 06/28/28 (a)	250,000	255,957
1.65%, 01/15/31 (a)	200,000	169,296
5.55%, 02/15/34 (a)	350,000	359,261
2.50%, 12/21/40 (a)	200,000	136,810
3.25%, 04/28/50 (a)	170,000	114,633
3.95%, 03/07/52 (a)	160,000	122,702
5.95%, 08/15/53 (a)	220,000	223,663
6.10%, 06/28/63 (a)	225,000	228,728
Nomura Holdings, Inc.
1.65%, 07/14/26	400,000	385,036
2.33%, 01/22/27	500,000	479,825
5.39%, 07/06/27	200,000	202,872
6.07%, 07/12/28	200,000	207,728
2.17%, 07/14/28	300,000	276,717
3.10%, 01/16/30	650,000	599,261
2.68%, 07/16/30	400,000	356,900
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.61%, 07/14/31	400,000	346,280
3.00%, 01/22/32	310,000	270,574
6.18%, 01/18/33	240,000	252,557
6.09%, 07/12/33	200,000	210,288
5.78%, 07/03/34	240,000	245,986
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	225,000	226,069
4.95%, 07/15/46	205,000	185,574
3.75%, 04/01/51 (a)	235,000	170,807
Stifel Financial Corp.
4.00%, 05/15/30 (a)	125,000	119,633
TPG Operating Group II LP
5.88%, 03/05/34 (a)	210,000	214,889
		31,609,597
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/26 (a)	150,000	149,796
2.45%, 10/29/26 (a)	1,200,000	1,159,992
6.10%, 01/15/27 (a)	300,000	306,897
6.45%, 04/15/27 (a)	175,000	180,721
3.65%, 07/21/27 (a)	350,000	341,820
4.63%, 10/15/27 (a)	375,000	373,695
3.88%, 01/23/28 (a)	300,000	293,148
4.88%, 04/01/28 (a)	250,000	250,895
5.75%, 06/06/28 (a)	190,000	195,476
3.00%, 10/29/28 (a)	1,050,000	986,254
5.10%, 01/19/29 (a)	200,000	201,800
4.63%, 09/10/29 (a)	350,000	346,395
6.15%, 09/30/30 (a)	270,000	285,028
5.38%, 12/15/31 (a)	250,000	251,965
3.30%, 01/30/32 (a)	1,255,000	1,111,516
3.40%, 10/29/33 (a)	475,000	410,333
5.30%, 01/19/34 (a)	150,000	149,171
4.95%, 09/10/34 (a)	300,000	289,116
3.85%, 10/29/41 (a)	460,000	362,926
6.95%, 03/10/55 (a)(b)	200,000	204,732
6.50%, 01/31/56 (a)(b)	150,000	148,673
Air Lease Corp.
3.75%, 06/01/26 (a)	250,000	247,322
1.88%, 08/15/26 (a)	200,000	192,606
2.20%, 01/15/27 (a)	350,000	335,604
3.63%, 04/01/27 (a)	150,000	147,606
3.63%, 12/01/27 (a)	199,000	194,085
5.85%, 12/15/27 (a)	200,000	206,036
5.30%, 02/01/28 (a)	125,000	127,213
2.10%, 09/01/28 (a)	200,000	183,594
4.63%, 10/01/28 (a)	200,000	199,224
3.25%, 10/01/29 (a)	250,000	234,212
3.00%, 02/01/30 (a)	300,000	275,217
3.13%, 12/01/30 (a)	265,000	240,040
5.20%, 07/15/31 (a)	150,000	150,831
2.88%, 01/15/32 (a)	300,000	261,075
Aircastle Ltd.
4.25%, 06/15/26 (a)	200,000	198,384
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	230,000	238,680
6.70%, 07/29/31 (a)	350,000	361,543
6.55%, 03/15/32 (a)(d)	150,000	152,040
ARES Capital Corp.
2.15%, 07/15/26 (a)	335,000	323,265
7.00%, 01/15/27	335,000	345,348
2.88%, 06/15/27 (a)	160,000	153,002
2.88%, 06/15/28 (a)	350,000	325,769
5.88%, 03/01/29 (a)	280,000	284,399
5.95%, 07/15/29 (a)	210,000	213,564
3.20%, 11/15/31 (a)	300,000	259,761

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ares Strategic Income Fund
5.70%, 03/15/28 (a)(d)	275,000	275,159
5.60%, 02/15/30 (a)(d)	200,000	197,274
6.20%, 03/21/32 (a)(d)	200,000	198,986
ARES Strategic Income Fund
6.35%, 08/15/29 (a)(d)	225,000	228,656
Barings BDC, Inc.
3.30%, 11/23/26 (a)	110,000	106,431
7.00%, 02/15/29 (a)	85,000	87,716
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	95,000	95,194
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	310,000	297,098
3.25%, 03/15/27 (a)	300,000	289,182
4.95%, 09/26/27 (a)(d)	125,000	123,831
7.30%, 11/27/28 (a)	200,000	211,504
4.00%, 01/15/29 (a)	250,000	237,442
5.60%, 11/22/29 (a)(d)	125,000	123,964
5.25%, 04/01/30 (a)(d)	100,000	97,687
6.25%, 01/25/31 (a)	100,000	101,727
6.00%, 01/29/32 (a)	350,000	346,790
6.00%, 11/22/34 (a)(d)	200,000	192,498
Blackstone Secured Lending Fund
2.75%, 09/16/26 (a)	200,000	193,262
2.13%, 02/15/27 (a)	230,000	217,741
5.88%, 11/15/27 (a)	115,000	116,925
5.35%, 04/13/28 (a)	100,000	99,960
2.85%, 09/30/28 (a)	200,000	183,214
5.30%, 06/30/30 (a)	150,000	147,372
Blue Owl Capital Corp.
3.40%, 07/15/26 (a)	275,000	268,697
8.45%, 11/15/26 (a)	150,000	157,411
2.63%, 01/15/27 (a)	335,000	318,967
3.13%, 04/13/27 (a)	220,000	209,726
2.88%, 06/11/28 (a)	400,000	367,312
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	250,000	241,845
4.70%, 02/08/27 (a)	150,000	148,221
7.75%, 09/16/27 (a)	150,000	156,914
7.95%, 06/13/28 (a)	200,000	211,984
7.75%, 01/15/29 (a)	150,000	159,486
6.60%, 09/15/29 (a)(d)	200,000	203,228
5.80%, 03/15/30 (a)(d)	250,000	245,315
6.65%, 03/15/31 (a)	250,000	255,350
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	94,767
6.75%, 04/04/29 (a)	235,000	238,375
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	100,000	101,904
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(d)	110,000	113,359
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	300,000	286,626
3.25%, 07/15/27 (a)	125,000	119,711
3.13%, 10/12/28 (a)	410,000	373,075
7.88%, 01/15/29 (a)	115,000	121,845
6.88%, 08/15/29 (a)	175,000	179,515
GATX Corp.
3.85%, 03/30/27 (a)	100,000	98,582
3.50%, 03/15/28 (a)	150,000	145,464
4.55%, 11/07/28 (a)	105,000	104,992
4.70%, 04/01/29 (a)	255,000	254,243
4.00%, 06/30/30 (a)	200,000	192,342
1.90%, 06/01/31 (a)	125,000	104,380
3.50%, 06/01/32 (a)	125,000	112,445
5.45%, 09/15/33 (a)	130,000	131,316
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 03/15/34 (a)	245,000	257,485
6.90%, 05/01/34 (a)	150,000	166,452
5.20%, 03/15/44 (a)	100,000	92,689
3.10%, 06/01/51 (a)	295,000	185,623
6.05%, 06/05/54 (a)	170,000	171,200
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	130,000	133,271
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	250,000	240,657
2.05%, 02/15/27 (a)	180,000	169,776
7.05%, 12/05/28 (a)	100,000	104,612
6.00%, 07/15/29 (a)	150,000	150,714
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)(d)	150,000	148,455
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	225,000	216,909
HPS Corporate Lending Fund
5.45%, 01/14/28 (d)	200,000	199,332
6.75%, 01/30/29 (a)	230,000	237,038
6.25%, 09/30/29 (a)	120,000	121,715
5.95%, 04/14/32 (a)(d)	200,000	197,828
Main Street Capital Corp.
3.00%, 07/14/26 (a)	120,000	116,369
6.50%, 06/04/27 (a)	100,000	102,088
6.95%, 03/01/29 (a)	100,000	102,923
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)(c)	150,000	148,544
6.15%, 05/17/29 (a)	200,000	202,324
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	150,000	148,937
New Mountain Finance Corp.
6.20%, 10/15/27	75,000	75,643
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	195,000	185,334
6.34%, 02/27/30 (a)	100,000	99,716
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	145,000	157,083
6.50%, 07/23/29 (a)	120,000	122,690
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	215,000	219,743
5.75%, 01/15/30 (a)	150,000	148,656
6.13%, 07/15/30 (a)(d)	250,000	251,632
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	250,000	242,225
5.63%, 08/15/30 (a)	100,000	99,009
		28,954,451
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	145,000	134,609
ORIX Corp.
3.70%, 07/18/27	143,000	140,420
5.00%, 09/13/27 (c)	150,000	151,757
4.65%, 09/10/29	200,000	199,792
2.25%, 03/09/31	190,000	164,624
5.20%, 09/13/32	200,000	202,262
5.40%, 02/25/35	150,000	151,008
		1,144,472
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	155,000	184,283
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	250,000	249,015

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aetna, Inc.
6.63%, 06/15/36	265,000	283,036
6.75%, 12/15/37	230,000	247,682
4.50%, 05/15/42 (a)	135,000	112,037
4.75%, 03/15/44 (a)	125,000	106,331
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	240,102
4.00%, 10/15/46 (a)	150,000	119,829
4.75%, 01/15/49 (a)	155,000	135,943
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	191,662
3.25%, 08/15/51 (a)	215,000	143,663
Allstate Corp.
3.28%, 12/15/26 (a)	165,000	161,799
5.05%, 06/24/29 (a)	150,000	152,361
1.45%, 12/15/30 (a)	215,000	179,594
5.25%, 03/30/33 (a)	200,000	202,744
5.35%, 06/01/33	104,000	105,633
5.55%, 05/09/35	200,000	205,212
5.95%, 04/01/36	150,000	160,671
4.50%, 06/15/43	100,000	85,911
4.20%, 12/15/46 (a)	201,000	162,862
3.85%, 08/10/49 (a)	150,000	113,064
6.50%, 05/15/67 (a)(b)	155,000	158,345
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	102,638
4.50%, 06/15/47 (a)	100,000	83,121
American International Group, Inc.
3.40%, 06/30/30 (a)	100,000	93,625
5.13%, 03/27/33 (a)	250,000	250,075
3.88%, 01/15/35 (a)	190,000	171,437
4.50%, 07/16/44 (a)	300,000	260,196
4.75%, 04/01/48 (a)	280,000	246,968
5.75%, 04/01/48 (a)(b)	235,000	233,743
4.38%, 06/30/50 (a)	300,000	248,964
American National Group, Inc.
5.00%, 06/15/27 (a)	265,000	265,140
Aon Corp.
8.21%, 01/01/27	235,000	248,414
4.50%, 12/15/28 (a)	100,000	99,769
3.75%, 05/02/29 (a)	100,000	96,692
2.80%, 05/15/30 (a)	335,000	305,373
6.25%, 09/30/40	150,000	159,837
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	150,000	145,385
2.05%, 08/23/31 (a)	200,000	169,896
5.00%, 09/12/32 (a)	155,000	155,282
5.35%, 02/28/33 (a)	200,000	203,452
2.90%, 08/23/51 (a)	245,000	150,484
3.90%, 02/28/52 (a)	260,000	192,954
Aon Global Ltd.
4.60%, 06/14/44 (a)	90,000	77,630
4.75%, 05/15/45 (a)	230,000	201,462
Aon North America, Inc.
5.13%, 03/01/27 (a)	175,000	176,983
5.15%, 03/01/29 (a)	200,000	203,504
5.30%, 03/01/31 (a)	150,000	153,542
5.45%, 03/01/34 (a)	610,000	621,334
5.75%, 03/01/54 (a)	545,000	537,997
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	125,000	123,509
5.03%, 12/15/46 (a)	150,000	136,188
Arch Capital Group Ltd.
7.35%, 05/01/34	150,000	173,122
3.64%, 06/30/50 (a)	300,000	218,247
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	175,000	162,715
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	200,000	200,516
5.00%, 02/15/32 (a)	200,000	200,032
5.50%, 03/02/33 (a)	270,000	275,057
6.50%, 02/15/34 (a)	125,000	135,739
5.45%, 07/15/34 (a)	205,000	208,264
5.15%, 02/15/35 (a)	500,000	495,970
3.50%, 05/20/51 (a)	310,000	216,107
3.05%, 03/09/52 (a)	160,000	100,360
5.75%, 03/02/53 (a)	175,000	171,197
6.75%, 02/15/54 (a)	200,000	221,806
5.55%, 02/15/55 (a)	400,000	384,240
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,584
3.70%, 02/22/30 (a)	150,000	141,596
2.65%, 01/15/32 (a)	100,000	84,616
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	145,000	152,037
3.15%, 06/15/31 (a)	175,000	159,152
3.60%, 09/15/51 (a)	160,000	110,942
Athene Holding Ltd.
4.13%, 01/12/28 (a)	350,000	345,327
6.15%, 04/03/30 (a)	125,000	131,511
3.50%, 01/15/31 (a)	200,000	185,328
6.65%, 02/01/33 (a)	125,000	133,114
5.88%, 01/15/34 (a)	200,000	203,336
3.95%, 05/25/51 (a)	100,000	71,727
3.45%, 05/15/52 (a)	140,000	89,859
6.25%, 04/01/54 (a)	305,000	305,759
6.63%, 10/15/54 (a)(b)	100,000	99,248
AXA SA
8.60%, 12/15/30	200,000	236,228
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	135,000	129,929
4.90%, 01/15/40 (a)(b)	165,000	155,446
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	98,391
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	241,830
1.85%, 03/12/30 (a)	150,000	134,129
1.45%, 10/15/30 (a)	300,000	258,501
2.88%, 03/15/32 (a)	275,000	248,693
5.75%, 01/15/40	250,000	268,602
4.40%, 05/15/42	190,000	175,056
4.30%, 05/15/43	115,000	101,605
4.20%, 08/15/48 (a)	655,000	546,735
4.25%, 01/15/49 (a)	675,000	570,220
2.85%, 10/15/50 (a)	540,000	346,810
2.50%, 01/15/51 (a)	330,000	195,997
3.85%, 03/15/52 (a)	800,000	616,720
Berkshire Hathaway, Inc.
4.50%, 02/11/43	50,000	46,754
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	244,892
5.63%, 05/15/30 (a)	200,000	207,074
4.70%, 06/22/47 (a)	330,000	257,845
3.85%, 12/22/51 (a)	160,000	103,933
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	115,000	114,035
2.38%, 03/15/31 (a)	200,000	171,894
4.20%, 03/17/32 (a)	185,000	173,635
5.65%, 06/11/34 (a)	100,000	101,800
4.95%, 03/17/52 (a)	200,000	172,518

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Centene Corp.
4.25%, 12/15/27 (a)	780,000	761,732
2.45%, 07/15/28 (a)	725,000	662,128
4.63%, 12/15/29 (a)	875,000	838,565
3.38%, 02/15/30 (a)	605,000	547,888
3.00%, 10/15/30 (a)	675,000	590,794
2.50%, 03/01/31 (a)	685,000	578,291
2.63%, 08/01/31 (a)	400,000	336,800
Chubb Corp.
6.00%, 05/11/37	300,000	321,840
6.50%, 05/15/38	260,000	291,567
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	425,000	420,508
4.65%, 08/15/29 (a)	200,000	201,808
1.38%, 09/15/30 (a)	350,000	297,941
5.00%, 03/15/34 (a)	290,000	290,589
4.15%, 03/13/43	150,000	126,494
4.35%, 11/03/45 (a)	400,000	343,256
2.85%, 12/15/51 (a)	250,000	160,360
3.05%, 12/15/61 (a)	360,000	221,836
Cincinnati Financial Corp.
6.92%, 05/15/28	165,000	176,964
6.13%, 11/01/34	60,000	63,044
CNA Financial Corp.
3.45%, 08/15/27 (a)	150,000	146,313
3.90%, 05/01/29 (a)	165,000	160,071
2.05%, 08/15/30 (a)	160,000	139,342
5.50%, 06/15/33 (a)	220,000	224,248
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	230,000	230,368
6.45%, 06/15/34 (a)	150,000	156,528
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	400,000	393,056
3.85%, 04/05/29 (a)	400,000	386,956
3.90%, 04/05/32 (a)	520,000	481,036
5.75%, 01/15/34 (a)	200,000	205,248
4.35%, 04/05/42 (a)	150,000	125,849
4.40%, 04/05/52 (a)	350,000	280,651
6.88%, 12/15/52 (a)(b)	280,000	286,087
6.38%, 09/15/54 (a)(b)	200,000	198,928
Elevance Health, Inc.
3.65%, 12/01/27 (a)	500,000	490,350
4.10%, 03/01/28 (a)	350,000	346,328
5.15%, 06/15/29 (a)	175,000	178,664
2.88%, 09/15/29 (a)	210,000	195,302
4.75%, 02/15/30 (a)	225,000	226,294
2.25%, 05/15/30 (a)	350,000	311,997
2.55%, 03/15/31 (a)	355,000	313,958
4.95%, 11/01/31 (a)	200,000	200,750
4.10%, 05/15/32 (a)	100,000	94,786
5.50%, 10/15/32 (a)	200,000	206,644
4.75%, 02/15/33 (a)	355,000	347,886
5.38%, 06/15/34 (a)	300,000	303,843
5.95%, 12/15/34	100,000	105,501
5.20%, 02/15/35 (a)	300,000	300,831
5.85%, 01/15/36	100,000	103,876
6.38%, 06/15/37	65,000	70,293
4.63%, 05/15/42	330,000	291,076
4.65%, 01/15/43	300,000	264,306
5.10%, 01/15/44	250,000	231,235
4.65%, 08/15/44 (a)	250,000	217,960
4.38%, 12/01/47 (a)	500,000	410,295
4.55%, 03/01/48 (a)	250,000	209,745
3.70%, 09/15/49 (a)	250,000	181,495
3.13%, 05/15/50 (a)	300,000	195,828
3.60%, 03/15/51 (a)	365,000	258,832
4.55%, 05/15/52 (a)	260,000	213,764
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.10%, 10/15/52 (a)	215,000	220,336
5.13%, 02/15/53 (a)	250,000	224,522
5.65%, 06/15/54 (a)	300,000	289,965
5.70%, 02/15/55 (a)	400,000	390,096
5.85%, 11/01/64 (a)	200,000	195,930
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	255,000	261,801
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	100,000	97,659
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	149,409
3.10%, 09/01/31 (a)	185,000	159,821
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	545,418
5.00%, 04/20/48 (a)	450,000	403,353
Essent Group Ltd.
6.25%, 07/01/29 (a)	150,000	154,564
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	145,000	127,703
3.50%, 10/15/50 (a)	290,000	195,675
3.13%, 10/15/52 (a)	370,000	226,828
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	150,000	156,514
6.50%, 06/04/29 (a)	150,000	152,777
6.25%, 10/04/34 (a)	210,000	203,719
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	265,000	265,551
4.63%, 04/29/30 (a)	300,000	295,797
5.63%, 08/16/32 (a)	225,000	229,549
6.00%, 12/07/33 (a)	200,000	207,974
6.35%, 03/22/54 (a)	250,000	255,290
6.10%, 03/15/55 (a)(d)	150,000	147,812
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	200,000	184,498
2.45%, 03/15/31 (a)	200,000	172,432
3.20%, 09/17/51 (a)	195,000	120,233
First American Financial Corp.
4.00%, 05/15/30 (a)	150,000	143,108
2.40%, 08/15/31 (a)	200,000	168,974
Globe Life, Inc.
4.55%, 09/15/28 (a)	165,000	164,850
2.15%, 08/15/30 (a)	165,000	143,098
4.80%, 06/15/32 (a)	155,000	150,671
5.85%, 09/15/34 (a)	145,000	148,553
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	149,600
2.50%, 09/01/30 (a)	115,000	101,044
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	165,000	152,645
5.95%, 10/15/36	200,000	208,416
6.10%, 10/01/41	150,000	154,714
4.40%, 03/15/48 (a)	75,000	63,479
3.60%, 08/19/49 (a)	375,000	276,150
2.90%, 09/15/51 (a)	75,000	47,540
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	108,020
Humana, Inc.
1.35%, 02/03/27 (a)	270,000	254,372
3.95%, 03/15/27 (a)	150,000	148,088
5.75%, 03/01/28 (a)	250,000	257,050
5.75%, 12/01/28 (a)	130,000	134,265
3.70%, 03/23/29 (a)	275,000	263,736
3.13%, 08/15/29 (a)	100,000	93,161
4.88%, 04/01/30 (a)	165,000	164,228
5.38%, 04/15/31 (a)	50,000	50,428

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 02/03/32 (a)	330,000	270,999
5.88%, 03/01/33 (a)	250,000	255,665
5.95%, 03/15/34 (a)	250,000	255,925
4.63%, 12/01/42 (a)	125,000	104,648
4.95%, 10/01/44 (a)	250,000	215,812
4.80%, 03/15/47 (a)	150,000	124,151
3.95%, 08/15/49 (a)	150,000	109,613
5.50%, 03/15/53 (a)	225,000	202,160
5.75%, 04/15/54 (a)	300,000	278,904
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	145,000	146,241
3.13%, 11/23/31 (a)	225,000	196,121
5.67%, 06/08/32 (a)	145,000	147,930
4.00%, 11/23/51 (a)	150,000	103,251
Kemper Corp.
2.40%, 09/30/30 (a)	245,000	213,143
Lincoln National Corp.
3.63%, 12/12/26 (a)	189,000	186,305
3.80%, 03/01/28 (a)	150,000	146,535
3.05%, 01/15/30 (a)	195,000	179,917
3.40%, 01/15/31 (a)	150,000	137,975
6.30%, 10/09/37	150,000	156,772
7.00%, 06/15/40	150,000	168,870
4.35%, 03/01/48 (a)	160,000	126,966
4.38%, 06/15/50 (a)	85,000	67,482
Loews Corp.
3.75%, 04/01/26 (a)	150,000	149,292
3.20%, 05/15/30 (a)	165,000	154,447
6.00%, 02/01/35	110,000	118,206
4.13%, 05/15/43 (a)	150,000	126,348
Manulife Financial Corp.
2.48%, 05/19/27 (a)	125,000	120,290
4.06%, 02/24/32 (a)(b)	300,000	294,873
3.70%, 03/16/32 (a)	150,000	139,076
5.38%, 03/04/46	175,000	170,896
Markel Group, Inc.
3.50%, 11/01/27 (a)	175,000	170,812
3.35%, 09/17/29 (a)	100,000	94,855
5.00%, 04/05/46	100,000	88,916
4.30%, 11/01/47 (a)	100,000	80,385
5.00%, 05/20/49 (a)	270,000	238,675
4.15%, 09/17/50 (a)	200,000	153,986
3.45%, 05/07/52 (a)	240,000	162,576
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	300,000	301,626
4.38%, 03/15/29 (a)	510,000	508,424
4.65%, 03/15/30 (a)	300,000	300,759
2.25%, 11/15/30 (a)	290,000	256,221
4.85%, 11/15/31 (a)	300,000	301,218
5.75%, 11/01/32 (a)	150,000	158,215
5.40%, 09/15/33 (a)	200,000	205,948
5.00%, 03/15/35 (a)	600,000	594,102
4.75%, 03/15/39 (a)	205,000	194,678
5.35%, 11/15/44 (a)	150,000	146,919
4.35%, 01/30/47 (a)	200,000	169,488
4.20%, 03/01/48 (a)	175,000	144,368
4.90%, 03/15/49 (a)	375,000	340,001
2.90%, 12/15/51 (a)	195,000	122,702
5.45%, 03/15/53 (a)	150,000	145,716
5.70%, 09/15/53 (a)	300,000	304,809
5.45%, 03/15/54 (a)	150,000	145,922
5.40%, 03/15/55 (a)	450,000	433,984
MetLife, Inc.
4.55%, 03/23/30 (a)	400,000	400,596
6.50%, 12/15/32	305,000	337,961
5.38%, 07/15/33 (a)	50,000	51,539
6.38%, 06/15/34	250,000	273,475
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 12/15/34 (a)	50,000	50,824
5.70%, 06/15/35	400,000	418,648
5.88%, 02/06/41	235,000	244,304
4.13%, 08/13/42	290,000	244,078
4.88%, 11/13/43	125,000	114,501
4.72%, 12/15/44	235,000	208,659
4.05%, 03/01/45	260,000	211,281
4.60%, 05/13/46 (a)	300,000	263,049
5.00%, 07/15/52 (a)	300,000	272,889
5.25%, 01/15/54 (a)	135,000	128,293
6.35%, 03/15/55 (a)(b)	250,000	250,762
6.40%, 12/15/66 (a)	420,000	426,947
10.75%, 08/01/69 (a)(g)	210,000	277,927
MGIC Investment Corp.
5.25%, 08/15/28 (a)	200,000	198,058
Munich Re America Corp.
7.45%, 12/15/26	25,000	26,366
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (g)	115,000	114,340
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	50,810
Old Republic International Corp.
3.88%, 08/26/26 (a)	200,000	197,840
5.75%, 03/28/34 (a)	160,000	163,867
3.85%, 06/11/51 (a)	190,000	135,480
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	195,000	187,021
4.50%, 10/01/50 (a)(b)	150,000	139,859
Primerica, Inc.
2.80%, 11/19/31 (a)	200,000	173,726
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	215,000	210,094
3.70%, 05/15/29 (a)	170,000	164,329
2.13%, 06/15/30 (a)	260,000	228,119
4.63%, 09/15/42	100,000	89,795
4.35%, 05/15/43	160,000	138,051
4.30%, 11/15/46 (a)	150,000	127,643
5.50%, 03/15/53 (a)	50,000	48,994
Progressive Corp.
4.00%, 03/01/29 (a)	310,000	305,415
3.20%, 03/26/30 (a)	275,000	258,431
3.00%, 03/15/32 (a)	150,000	134,192
6.25%, 12/01/32	260,000	282,144
4.35%, 04/25/44	150,000	129,041
3.70%, 01/26/45	150,000	117,579
4.13%, 04/15/47 (a)	350,000	286,625
4.20%, 03/15/48 (a)	165,000	136,736
3.95%, 03/26/50 (a)	150,000	117,873
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	92,000	90,656
2.10%, 03/10/30 (a)	150,000	134,339
5.75%, 07/15/33	150,000	158,079
5.70%, 12/14/36	110,000	114,787
6.63%, 12/01/37	100,000	110,951
3.00%, 03/10/40 (a)	255,000	191,686
4.60%, 05/15/44	200,000	176,558
4.50%, 09/15/47 (a)(b)	300,000	292,761
3.91%, 12/07/47 (a)	260,000	200,515
4.42%, 03/27/48 (a)	200,000	167,888
5.70%, 09/15/48 (a)(b)	450,000	451,489
3.94%, 12/07/49 (a)	355,000	270,964
4.35%, 02/25/50 (a)	250,000	206,465
3.70%, 10/01/50 (a)(b)	280,000	253,070
3.70%, 03/13/51 (a)	455,000	334,707
5.13%, 03/01/52 (a)(b)	350,000	333,753
6.00%, 09/01/52 (a)(b)	300,000	300,606

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 03/01/53 (a)(b)	150,000	156,492
6.50%, 03/15/54 (a)(b)	200,000	204,262
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	279,606
3.63%, 03/24/32 (a)	110,000	101,430
Radian Group, Inc.
4.88%, 03/15/27 (a)	145,000	144,925
6.20%, 05/15/29 (a)	230,000	237,415
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	125,000	124,074
3.90%, 05/15/29 (a)	200,000	193,910
3.15%, 06/15/30 (a)	295,000	271,258
6.00%, 09/15/33 (a)	150,000	155,658
5.75%, 09/15/34 (a)	150,000	152,639
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	205,000	200,328
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	275,000	262,683
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	91,585
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	170,000	177,483
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	195,000	174,141
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	148,046
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	56,585
6.25%, 06/15/37	235,000	255,255
5.35%, 11/01/40	250,000	247,432
4.60%, 08/01/43	225,000	201,215
4.30%, 08/25/45 (a)	115,000	97,678
3.75%, 05/15/46 (a)	250,000	194,785
4.00%, 05/30/47 (a)	190,000	153,032
4.10%, 03/04/49 (a)	150,000	120,759
2.55%, 04/27/50 (a)	225,000	135,070
3.05%, 06/08/51 (a)	275,000	181,142
5.45%, 05/25/53 (a)	180,000	177,287
Travelers Property Casualty Corp.
6.38%, 03/15/33	185,000	204,669
UnitedHealth Group, Inc.
1.15%, 05/15/26 (a)	300,000	289,842
4.75%, 07/15/26	200,000	201,350
3.45%, 01/15/27	250,000	246,932
4.60%, 04/15/27 (a)	150,000	151,019
3.70%, 05/15/27 (a)	100,000	98,849
2.95%, 10/15/27	315,000	304,961
5.25%, 02/15/28 (a)	325,000	333,333
3.85%, 06/15/28	350,000	345,222
3.88%, 12/15/28	250,000	245,547
4.25%, 01/15/29 (a)	250,000	248,580
4.70%, 04/15/29 (a)	25,000	25,220
4.00%, 05/15/29 (a)	300,000	294,786
2.88%, 08/15/29	365,000	342,815
4.80%, 01/15/30 (a)	300,000	303,471
5.30%, 02/15/30 (a)	400,000	412,760
2.00%, 05/15/30	400,000	353,532
4.90%, 04/15/31 (a)	300,000	303,774
2.30%, 05/15/31 (a)	425,000	372,121
4.95%, 01/15/32 (a)	400,000	402,728
4.20%, 05/15/32 (a)	455,000	437,405
5.35%, 02/15/33 (a)	500,000	512,850
4.50%, 04/15/33 (a)	500,000	483,795
5.00%, 04/15/34 (a)	395,000	393,159
5.15%, 07/15/34 (a)	580,000	583,973
4.63%, 07/15/35	300,000	290,667
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 03/15/36	250,000	263,875
6.50%, 06/15/37	175,000	193,697
6.63%, 11/15/37	200,000	224,874
6.88%, 02/15/38	300,000	344,844
3.50%, 08/15/39 (a)	405,000	329,881
2.75%, 05/15/40 (a)	300,000	216,825
5.70%, 10/15/40 (a)	110,000	112,754
5.95%, 02/15/41 (a)	200,000	207,940
3.05%, 05/15/41 (a)	495,000	364,681
4.63%, 11/15/41 (a)	173,000	155,347
4.38%, 03/15/42 (a)	175,000	151,839
3.95%, 10/15/42 (a)	185,000	151,504
4.25%, 03/15/43 (a)	150,000	128,052
5.50%, 07/15/44 (a)	450,000	443,439
4.75%, 07/15/45	535,000	478,798
4.20%, 01/15/47 (a)	370,000	302,183
4.25%, 04/15/47 (a)	200,000	164,878
3.75%, 10/15/47 (a)	300,000	226,497
4.25%, 06/15/48 (a)	450,000	366,066
4.45%, 12/15/48 (a)	350,000	292,799
3.70%, 08/15/49 (a)	415,000	305,324
2.90%, 05/15/50 (a)	395,000	249,024
3.25%, 05/15/51 (a)	535,000	358,166
4.75%, 05/15/52 (a)	550,000	476,025
5.88%, 02/15/53 (a)	500,000	507,380
5.05%, 04/15/53 (a)	570,000	516,049
5.38%, 04/15/54 (a)	555,000	526,989
5.63%, 07/15/54 (a)	800,000	785,912
3.88%, 08/15/59 (a)	390,000	280,078
3.13%, 05/15/60 (a)	365,000	221,599
4.95%, 05/15/62 (a)	275,000	239,261
6.05%, 02/15/63 (a)	290,000	299,097
5.20%, 04/15/63 (a)	525,000	474,442
5.50%, 04/15/64 (a)	335,000	317,691
5.75%, 07/15/64 (a)	550,000	542,157
Unum Group
4.00%, 06/15/29 (a)	195,000	189,485
5.75%, 08/15/42	150,000	148,296
4.50%, 12/15/49 (a)	150,000	120,185
4.13%, 06/15/51 (a)	185,000	138,746
6.00%, 06/15/54 (a)	100,000	100,385
Voya Financial, Inc.
3.65%, 06/15/26	150,000	148,304
5.70%, 07/15/43	175,000	169,227
4.80%, 06/15/46	100,000	86,209
4.70%, 01/23/48 (a)(b)	100,000	94,768
W.R. Berkley Corp.
4.75%, 08/01/44	100,000	88,824
4.00%, 05/12/50 (a)	150,000	116,267
3.55%, 03/30/52 (a)	150,000	105,963
3.15%, 09/30/61 (a)	125,000	75,348
Willis North America, Inc.
4.65%, 06/15/27 (a)	225,000	225,220
4.50%, 09/15/28 (a)	250,000	248,320
2.95%, 09/15/29 (a)	260,000	239,998
5.35%, 05/15/33 (a)	250,000	252,202
5.05%, 09/15/48 (a)	160,000	141,890
3.88%, 09/15/49 (a)	255,000	187,377
5.90%, 03/05/54 (a)	35,000	34,468
XL Group Ltd.
5.25%, 12/15/43	130,000	124,524
		98,011,555
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	250,000	226,035
2.60%, 06/15/33 (a)	75,000	61,253

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 (a)	120,000	119,011
3.95%, 01/15/28 (a)	150,000	147,604
4.50%, 07/30/29 (a)	125,000	123,375
2.75%, 12/15/29 (a)	200,000	182,756
4.70%, 07/01/30 (a)	220,000	217,565
4.90%, 12/15/30 (a)	250,000	249,195
3.38%, 08/15/31 (a)	230,000	209,817
2.00%, 05/18/32 (a)	220,000	179,474
1.88%, 02/01/33 (a)	350,000	275,677
2.95%, 03/15/34 (a)	300,000	250,608
4.75%, 04/15/35 (a)	150,000	142,947
5.25%, 05/15/36 (a)	125,000	122,144
4.85%, 04/15/49 (a)	100,000	85,948
4.00%, 02/01/50 (a)	205,000	153,160
3.00%, 05/18/51 (a)	240,000	148,188
3.55%, 03/15/52 (a)	300,000	205,068
5.15%, 04/15/53 (a)	150,000	133,157
5.63%, 05/15/54 (a)	175,000	167,078
American Assets Trust LP
6.15%, 10/01/34 (a)	150,000	149,787
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	225,000	222,655
4.90%, 02/15/29 (a)	100,000	100,325
2.38%, 07/15/31 (a)	390,000	334,788
3.63%, 04/15/32 (a)	150,000	136,265
5.50%, 02/01/34 (a)	150,000	150,202
3.38%, 07/15/51 (a)	215,000	142,665
4.30%, 04/15/52 (a)	125,000	97,631
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	100,000	97,630
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	125,000	122,934
2.90%, 10/15/26 (a)	100,000	97,695
3.35%, 05/15/27 (a)	200,000	195,582
3.20%, 01/15/28 (a)	150,000	145,178
3.30%, 06/01/29 (a)	200,000	190,318
2.30%, 03/01/30 (a)	250,000	223,995
2.45%, 01/15/31 (a)	200,000	177,066
2.05%, 01/15/32 (a)	200,000	169,438
5.30%, 12/07/33 (a)	185,000	187,923
5.35%, 06/01/34 (a)	100,000	101,452
3.90%, 10/15/46 (a)	150,000	118,329
4.35%, 04/15/48 (a)	100,000	83,787
Boston Properties LP
2.75%, 10/01/26 (a)	225,000	218,196
6.75%, 12/01/27 (a)	150,000	156,892
4.50%, 12/01/28 (a)	300,000	294,762
3.40%, 06/21/29 (a)	350,000	327,113
2.90%, 03/15/30 (a)	265,000	238,858
3.25%, 01/30/31 (a)	383,000	343,183
2.55%, 04/01/32 (a)	250,000	205,980
2.45%, 10/01/33 (a)	375,000	293,595
6.50%, 01/15/34 (a)	25,000	26,362
5.75%, 01/15/35 (a)	250,000	247,480
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	50,000	49,648
3.90%, 03/15/27 (a)	150,000	147,543
4.13%, 05/15/29 (a)	250,000	242,727
4.05%, 07/01/30 (a)	225,000	215,433
2.50%, 08/16/31 (a)	225,000	193,300
5.20%, 04/01/32 (a)	125,000	124,893
5.50%, 02/15/34 (a)	170,000	170,586
5.75%, 02/15/35 (a)	100,000	101,562
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	105,964
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Camden Property Trust
4.10%, 10/15/28 (a)	265,000	260,323
3.15%, 07/01/29 (a)	116,000	109,440
2.80%, 05/15/30 (a)	250,000	228,187
4.90%, 01/15/34 (a)	100,000	98,416
3.35%, 11/01/49 (a)	120,000	85,417
COPT Defense Properties LP
2.00%, 01/15/29 (a)	150,000	134,022
2.75%, 04/15/31 (a)	200,000	173,526
2.90%, 12/01/33 (a)	65,000	52,647
Cousins Properties LP
5.88%, 10/01/34 (a)	150,000	151,255
CubeSmart LP
3.13%, 09/01/26 (a)	200,000	196,002
4.38%, 02/15/29 (a)	118,000	115,841
3.00%, 02/15/30 (a)	175,000	160,433
2.00%, 02/15/31 (a)	275,000	233,665
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	363,314
5.55%, 01/15/28 (a)	300,000	307,185
4.45%, 07/15/28 (a)	50,000	49,687
3.60%, 07/01/29 (a)	390,000	372,649
DOC Dr. LLC
4.30%, 03/15/27 (a)	200,000	198,866
3.95%, 01/15/28 (a)	105,000	102,950
2.63%, 11/01/31 (a)	280,000	242,438
EPR Properties
4.75%, 12/15/26 (a)	200,000	199,104
4.50%, 06/01/27 (a)	285,000	281,423
4.95%, 04/15/28 (a)	100,000	99,148
3.75%, 08/15/29 (a)	225,000	211,156
ERP Operating LP
3.25%, 08/01/27 (a)	165,000	160,652
3.50%, 03/01/28 (a)	200,000	194,750
4.15%, 12/01/28 (a)	80,000	79,029
3.00%, 07/01/29 (a)	250,000	234,062
2.50%, 02/15/30 (a)	305,000	276,287
4.50%, 07/01/44 (a)	225,000	195,523
4.50%, 06/01/45 (a)	160,000	137,427
Essential Properties LP
2.95%, 07/15/31 (a)	295,000	255,803
Essex Portfolio LP
3.38%, 04/15/26 (a)	30,000	29,655
3.63%, 05/01/27 (a)	180,000	176,566
1.70%, 03/01/28 (a)	100,000	92,136
4.00%, 03/01/29 (a)	345,000	335,844
3.00%, 01/15/30 (a)	150,000	138,198
1.65%, 01/15/31 (a)	150,000	125,790
2.65%, 03/15/32 (a)	250,000	214,000
5.50%, 04/01/34 (a)	75,000	75,738
5.38%, 04/01/35 (a)	75,000	75,119
4.50%, 03/15/48 (a)	114,000	96,302
2.65%, 09/01/50 (a)	100,000	59,732
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	98,749
3.88%, 12/15/27 (a)	200,000	196,522
5.70%, 04/01/28 (a)	200,000	205,490
3.90%, 04/01/29 (a)	200,000	193,282
4.00%, 06/15/29 (a)	150,000	145,100
5.50%, 07/01/30 (a)	200,000	205,226
2.20%, 10/15/30 (a)	325,000	283,247
2.55%, 06/01/31 (a)	150,000	130,115
2.35%, 03/15/32 (a)	200,000	167,378
5.40%, 02/01/34 (a)	230,000	230,136
5.40%, 06/15/35 (a)	150,000	149,221

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Realty OP LP
3.25%, 07/15/27 (a)	200,000	194,048
5.38%, 05/01/28 (a)	100,000	101,910
3.20%, 06/15/29 (a)	320,000	300,979
4.50%, 12/01/44 (a)	200,000	169,730
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	200,000	196,678
3.75%, 07/01/27 (a)	225,000	220,223
3.10%, 02/15/30 (a)	250,000	229,497
Healthpeak OP LLC
3.25%, 07/15/26 (a)	260,000	255,757
1.35%, 02/01/27 (a)	160,000	150,882
3.50%, 07/15/29 (a)	260,000	246,844
3.00%, 01/15/30 (a)	300,000	276,699
5.25%, 12/15/32 (a)	200,000	200,690
5.38%, 02/15/35 (a)	25,000	24,928
6.75%, 02/01/41 (a)	175,000	192,661
Highwoods Realty LP
3.88%, 03/01/27 (a)	25,000	24,521
4.13%, 03/15/28 (a)	220,000	213,343
4.20%, 04/15/29 (a)	200,000	191,856
2.60%, 02/01/31 (a)	160,000	136,038
7.65%, 02/01/34 (a)	100,000	111,709
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	200,000	185,916
3.50%, 09/15/30 (a)	275,000	252,114
5.50%, 04/15/35 (a)	200,000	195,952
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	137,612
5.45%, 08/15/30 (a)	150,000	153,757
2.00%, 08/15/31 (a)	225,000	188,332
4.15%, 04/15/32 (a)	200,000	186,610
5.50%, 08/15/33 (a)	30,000	30,207
2.70%, 01/15/34 (a)	250,000	203,767
4.88%, 02/01/35 (a)	100,000	95,778
Kilroy Realty LP
4.75%, 12/15/28 (a)	115,000	113,252
4.25%, 08/15/29 (a)	150,000	142,746
3.05%, 02/15/30 (a)	150,000	133,563
2.50%, 11/15/32 (a)	200,000	158,514
2.65%, 11/15/33 (a)	50,000	38,937
6.25%, 01/15/36 (a)	150,000	148,864
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	350,000	341,397
1.90%, 03/01/28 (a)	250,000	232,572
6.40%, 03/01/34 (a)	150,000	161,184
4.85%, 03/01/35 (a)	100,000	96,283
4.25%, 04/01/45 (a)	150,000	121,851
4.13%, 12/01/46 (a)	100,000	79,328
4.45%, 09/01/47 (a)	200,000	164,696
3.70%, 10/01/49 (a)	150,000	109,487
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	99,027
5.50%, 03/01/34 (a)	100,000	100,123
Kite Realty Group Trust
4.75%, 09/15/30 (a)	150,000	147,975
LXP Industrial Trust
6.75%, 11/15/28 (a)	75,000	79,368
2.70%, 09/15/30 (a)	260,000	229,094
Mid-America Apartments LP
3.60%, 06/01/27 (a)	180,000	176,949
4.20%, 06/15/28 (a)	200,000	198,052
3.95%, 03/15/29 (a)	50,000	48,740
2.75%, 03/15/30 (a)	100,000	91,371
1.70%, 02/15/31 (a)	300,000	253,068
5.30%, 02/15/32 (a)	80,000	81,362
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 03/01/35 (a)	150,000	146,409
2.88%, 09/15/51 (a)	150,000	94,941
National Health Investors, Inc.
3.00%, 02/01/31 (a)	200,000	173,566
NNN REIT, Inc.
3.60%, 12/15/26 (a)	185,000	182,253
3.50%, 10/15/27 (a)	125,000	121,454
4.30%, 10/15/28 (a)	150,000	147,945
2.50%, 04/15/30 (a)	100,000	89,336
5.60%, 10/15/33 (a)	150,000	152,052
5.50%, 06/15/34 (a)	150,000	150,883
4.80%, 10/15/48 (a)	85,000	71,861
3.10%, 04/15/50 (a)	120,000	75,270
3.50%, 04/15/51 (a)	100,000	67,415
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	200,000	199,146
4.75%, 01/15/28 (a)	143,000	142,697
3.63%, 10/01/29 (a)	240,000	224,513
3.38%, 02/01/31 (a)	225,000	203,044
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	86,010
4.95%, 01/15/35 (a)	100,000	95,026
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	190,000	209,435
6.88%, 07/15/29 (a)	125,000	129,793
3.15%, 08/15/30 (a)	100,000	87,819
2.75%, 04/01/32 (a)	100,000	80,804
Prologis LP
3.25%, 06/30/26 (a)	150,000	148,026
3.25%, 10/01/26 (a)	150,000	147,645
4.88%, 06/15/28 (a)	360,000	364,061
3.88%, 09/15/28 (a)	130,000	127,563
4.38%, 02/01/29 (a)	75,000	74,712
2.88%, 11/15/29 (a)	225,000	209,153
2.25%, 04/15/30 (a)	350,000	312,669
1.75%, 07/01/30 (a)	255,000	219,325
1.25%, 10/15/30 (a)	255,000	213,560
1.63%, 03/15/31 (a)	190,000	158,922
2.25%, 01/15/32 (a)	150,000	127,628
4.63%, 01/15/33 (a)	245,000	240,323
4.75%, 06/15/33 (a)	200,000	196,250
5.13%, 01/15/34 (a)	200,000	200,616
5.00%, 03/15/34 (a)	150,000	149,140
5.00%, 01/31/35 (a)	200,000	198,624
4.38%, 09/15/48 (a)	50,000	41,753
3.05%, 03/01/50 (a)	160,000	105,107
3.00%, 04/15/50 (a)	250,000	161,875
2.13%, 10/15/50 (a)	260,000	138,216
5.25%, 06/15/53 (a)	295,000	280,002
5.25%, 03/15/54 (a)	260,000	246,535
Public Storage Operating Co.
1.50%, 11/09/26 (a)	150,000	143,514
3.09%, 09/15/27 (a)	250,000	242,477
1.85%, 05/01/28 (a)	25,000	23,185
5.13%, 01/15/29 (a)	280,000	286,124
3.39%, 05/01/29 (a)	175,000	167,477
2.30%, 05/01/31 (a)	290,000	251,563
2.25%, 11/09/31 (a)	210,000	180,006
5.10%, 08/01/33 (a)	300,000	302,400
5.35%, 08/01/53 (a)	175,000	168,070
Realty Income Corp.
4.88%, 06/01/26 (a)	100,000	100,385
4.13%, 10/15/26 (a)	250,000	248,997
3.00%, 01/15/27 (a)	165,000	160,885
3.95%, 08/15/27 (a)	200,000	197,758
3.40%, 01/15/28 (a)	160,000	155,382
3.65%, 01/15/28 (a)	200,000	195,688

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 06/15/28 (a)	250,000	232,802
3.25%, 06/15/29 (a)	150,000	141,938
4.00%, 07/15/29 (a)	50,000	48,710
3.10%, 12/15/29 (a)	200,000	186,482
3.40%, 01/15/30 (a)	250,000	235,830
4.85%, 03/15/30 (a)	200,000	200,740
3.25%, 01/15/31 (a)	395,000	363,155
3.20%, 02/15/31 (a)	250,000	228,822
5.63%, 10/13/32 (a)	250,000	258,187
2.85%, 12/15/32 (a)	300,000	258,360
4.90%, 07/15/33 (a)	200,000	196,346
5.13%, 02/15/34 (a)	200,000	198,376
4.65%, 03/15/47 (a)	235,000	202,885
5.38%, 09/01/54 (a)	150,000	143,400
Regency Centers LP
3.60%, 02/01/27 (a)	170,000	167,411
4.13%, 03/15/28 (a)	150,000	148,357
2.95%, 09/15/29 (a)	210,000	195,674
3.70%, 06/15/30 (a)	50,000	47,475
5.25%, 01/15/34 (a)	65,000	65,057
5.10%, 01/15/35 (a)	75,000	74,097
4.40%, 02/01/47 (a)	150,000	125,024
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	50,000	42,959
2.15%, 09/01/31 (a)	200,000	167,632
Sabra Health Care LP
5.13%, 08/15/26 (a)	210,000	209,973
3.90%, 10/15/29 (a)	170,000	160,201
3.20%, 12/01/31 (a)	250,000	216,735
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	210,000	184,399
2.85%, 01/15/32 (a)	210,000	181,026
Simon Property Group LP
3.25%, 11/30/26 (a)	200,000	196,350
1.38%, 01/15/27 (a)	100,000	94,826
3.38%, 06/15/27 (a)	250,000	244,720
3.38%, 12/01/27 (a)	125,000	121,854
1.75%, 02/01/28 (a)	300,000	278,598
2.45%, 09/13/29 (a)	400,000	364,896
2.65%, 07/15/30 (a)	195,000	176,512
2.20%, 02/01/31 (a)	200,000	173,436
2.25%, 01/15/32 (a)	125,000	105,823
2.65%, 02/01/32 (a)	250,000	216,662
5.50%, 03/08/33 (a)	250,000	255,980
6.25%, 01/15/34 (a)	360,000	386,219
6.75%, 02/01/40 (a)	220,000	247,405
4.75%, 03/15/42 (a)	200,000	180,014
4.25%, 10/01/44 (a)	100,000	82,541
4.25%, 11/30/46 (a)	175,000	144,240
3.25%, 09/13/49 (a)	405,000	272,848
3.80%, 07/15/50 (a)	275,000	203,720
5.85%, 03/08/53 (a)	175,000	176,458
6.65%, 01/15/54 (a)	150,000	167,743
Store Capital LLC
4.50%, 03/15/28 (a)	160,000	157,472
4.63%, 03/15/29 (a)	100,000	97,831
2.75%, 11/18/30 (a)	190,000	166,869
2.70%, 12/01/31 (a)	220,000	186,487
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	138,510
2.70%, 07/15/31 (a)	300,000	261,168
4.20%, 04/15/32 (a)	175,000	164,148
5.70%, 01/15/33 (a)	175,000	178,635
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	97,974
3.88%, 07/15/27 (a)	150,000	147,347
2.75%, 09/01/31 (a)	190,000	163,911
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UDR, Inc.
3.50%, 01/15/28 (a)	145,000	140,728
4.40%, 01/26/29 (a)	205,000	203,069
3.20%, 01/15/30 (a)	150,000	139,758
3.00%, 08/15/31 (a)	310,000	276,241
2.10%, 08/01/32 (a)	100,000	81,346
5.13%, 09/01/34 (a)	205,000	201,326
Ventas Realty LP
3.25%, 10/15/26 (a)	100,000	98,076
3.85%, 04/01/27 (a)	100,000	98,624
4.00%, 03/01/28 (a)	200,000	196,596
4.40%, 01/15/29 (a)	250,000	246,642
3.00%, 01/15/30 (a)	170,000	156,318
4.75%, 11/15/30 (a)	200,000	199,054
2.50%, 09/01/31 (a)	50,000	43,262
5.63%, 07/01/34 (a)	150,000	152,658
5.00%, 01/15/35 (a)	135,000	130,679
5.70%, 09/30/43 (a)	150,000	147,386
4.38%, 02/01/45 (a)	100,000	82,983
4.88%, 04/15/49 (a)	100,000	87,798
Welltower OP LLC
4.25%, 04/01/26 (a)	400,000	398,824
2.70%, 02/15/27 (a)	100,000	96,847
4.25%, 04/15/28 (a)	265,000	262,270
4.13%, 03/15/29 (a)	300,000	293,850
3.10%, 01/15/30 (a)	150,000	139,457
2.75%, 01/15/31 (a)	265,000	236,743
2.75%, 01/15/32 (a)	90,000	78,452
6.50%, 03/15/41 (a)	260,000	282,334
4.95%, 09/01/48 (a)	150,000	136,598
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	96,199
2.40%, 02/01/31 (a)	235,000	203,947
2.45%, 02/01/32 (a)	140,000	117,596
2.25%, 04/01/33 (a)	200,000	160,762
		54,087,757
		682,459,832

Industrial 13.5%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	300,000	285,816
4.60%, 02/08/29 (a)	290,000	292,453
2.05%, 05/15/30 (a)	125,000	110,946
4.80%, 03/03/33 (a)	150,000	150,014
4.85%, 02/08/34 (a)	445,000	442,949
2.70%, 05/15/40 (a)	300,000	218,448
2.80%, 05/15/50 (a)	300,000	191,553
Albemarle Corp.
4.65%, 06/01/27 (a)	240,000	238,145
5.05%, 06/01/32 (a)	200,000	191,428
5.45%, 12/01/44 (a)	170,000	153,099
5.65%, 06/01/52 (a)	130,000	110,408
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	250,000	235,860
3.75%, 10/01/30 (a)	270,000	248,840
ArcelorMittal SA
6.55%, 11/29/27 (a)	325,000	338,578
4.25%, 07/16/29	250,000	244,135
6.80%, 11/29/32 (a)	325,000	350,122
6.00%, 06/17/34 (a)	100,000	102,369
7.00%, 10/15/39	215,000	234,767
6.75%, 03/01/41 (h)	125,000	130,560
6.35%, 06/17/54 (a)	125,000	124,396

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barrick North America Finance LLC
5.70%, 05/30/41	345,000	343,323
5.75%, 05/01/43	200,000	200,258
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	400,000	410,664
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	295,000	298,738
4.75%, 02/28/28 (a)	335,000	338,618
5.10%, 09/08/28 (a)	250,000	255,332
5.00%, 02/21/30 (a)	300,000	304,827
5.25%, 09/08/30 (a)	370,000	380,456
4.90%, 02/28/33 (a)	300,000	297,816
5.25%, 09/08/33 (a)	400,000	405,132
5.30%, 02/21/35 (a)	375,000	378,686
4.13%, 02/24/42	275,000	232,045
5.00%, 09/30/43	735,000	687,490
5.50%, 09/08/53 (a)	215,000	211,801
Cabot Corp.
4.00%, 07/01/29 (a)	195,000	187,442
5.00%, 06/30/32 (a)	115,000	113,939
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	194,654
5.50%, 11/02/47 (a)	200,000	181,324
CF Industries, Inc.
5.15%, 03/15/34	200,000	194,388
4.95%, 06/01/43	285,000	248,990
5.38%, 03/15/44	250,000	229,387
Dow Chemical Co.
4.80%, 11/30/28 (a)	65,000	65,427
7.38%, 11/01/29	129,000	143,444
2.10%, 11/15/30 (a)	250,000	216,190
6.30%, 03/15/33 (a)	175,000	187,702
5.15%, 02/15/34 (a)	150,000	148,530
4.25%, 10/01/34 (a)	345,000	315,471
9.40%, 05/15/39	100,000	134,425
5.25%, 11/15/41 (a)	215,000	198,808
4.38%, 11/15/42 (a)	450,000	370,246
4.63%, 10/01/44 (a)	150,000	125,697
5.55%, 11/30/48 (a)	300,000	280,686
4.80%, 05/15/49 (a)	280,000	233,710
3.60%, 11/15/50 (a)	350,000	238,913
6.90%, 05/15/53 (a)	250,000	273,397
5.60%, 02/15/54 (a)	150,000	139,140
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	575,000	577,771
5.32%, 11/15/38 (a)	328,000	338,476
5.42%, 11/15/48 (a)	640,000	644,800
Eastman Chemical Co.
4.50%, 12/01/28 (a)	100,000	99,463
5.75%, 03/08/33 (a)	150,000	154,787
5.63%, 02/20/34 (a)	210,000	212,491
4.80%, 09/01/42 (a)	200,000	175,984
4.65%, 10/15/44 (a)	285,000	242,207
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	293,076
3.25%, 12/01/27 (a)	350,000	341,404
4.80%, 03/24/30 (a)	50,000	50,600
1.30%, 01/30/31 (a)	310,000	257,911
2.13%, 02/01/32 (a)	305,000	258,445
2.13%, 08/15/50 (a)	250,000	136,595
2.70%, 12/15/51 (a)	350,000	213,958
2.75%, 08/18/55 (a)	264,000	158,791
EIDP, Inc.
2.30%, 07/15/30 (a)	195,000	174,326
4.80%, 05/15/33 (a)	250,000	246,460
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FMC Corp.
5.15%, 05/18/26 (a)	245,000	245,902
3.20%, 10/01/26 (a)	150,000	146,492
3.45%, 10/01/29 (a)	255,000	235,763
4.50%, 10/01/49 (a)	170,000	128,654
6.38%, 05/18/53 (a)	160,000	154,667
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	200,000	200,304
4.13%, 03/01/28 (a)	150,000	147,522
4.38%, 08/01/28 (a)	210,000	207,551
5.25%, 09/01/29 (a)	150,000	151,418
4.25%, 03/01/30 (a)	165,000	159,463
4.63%, 08/01/30 (a)	230,000	225,069
5.40%, 11/14/34 (a)	200,000	200,768
5.45%, 03/15/43 (a)	260,000	244,431
Georgia-Pacific LLC
7.75%, 11/15/29	275,000	311,869
8.88%, 05/15/31	50,000	60,885
Huntsman International LLC
4.50%, 05/01/29 (a)	275,000	263,678
2.95%, 06/15/31 (a)	120,000	101,939
5.70%, 10/15/34 (a)	120,000	113,572
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	99,097
4.38%, 06/01/47 (a)	160,000	125,562
5.00%, 09/26/48 (a)	250,000	213,405
International Paper Co.
5.00%, 09/15/35 (a)	200,000	197,848
7.30%, 11/15/39	100,000	115,394
6.00%, 11/15/41 (a)	150,000	152,609
4.80%, 06/15/44 (a)	135,000	118,139
5.15%, 05/15/46 (a)	165,000	150,480
4.40%, 08/15/47 (a)	250,000	204,727
Kinross Gold Corp.
4.50%, 07/15/27 (a)	160,000	159,392
6.25%, 07/15/33 (a)	130,000	137,108
Linde, Inc.
1.10%, 08/10/30 (a)	200,000	169,462
3.55%, 11/07/42 (a)	150,000	119,234
2.00%, 08/10/50 (a)	245,000	130,967
Lubrizol Corp.
6.50%, 10/01/34	215,000	241,806
LYB International Finance BV
5.25%, 07/15/43	225,000	203,855
4.88%, 03/15/44 (a)	250,000	216,222
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	245,107
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	87,171
3.38%, 10/01/40 (a)	250,000	184,973
4.20%, 10/15/49 (a)	310,000	232,643
4.20%, 05/01/50 (a)	360,000	269,410
3.63%, 04/01/51 (a)	300,000	201,642
3.80%, 10/01/60 (a)	325,000	214,263
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	300,000	237,216
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	246,847
5.45%, 11/15/33 (a)	150,000	150,881
4.88%, 11/15/41 (a)	110,000	99,022
5.63%, 11/15/43 (a)	200,000	193,284
NewMarket Corp.
2.70%, 03/18/31 (a)	175,000	153,517

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	232,397
2.25%, 10/01/30 (a)	300,000	265,749
2.60%, 07/15/32 (a)(c)	200,000	172,978
6.25%, 10/01/39	325,000	349,264
4.88%, 03/15/42 (a)	300,000	276,975
5.45%, 06/09/44 (a)	100,000	97,621
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	310,000	290,966
5.35%, 03/15/34 (a)	250,000	252,557
5.75%, 11/15/41 (a)	255,000	256,622
Nucor Corp.
4.30%, 05/23/27 (a)	150,000	149,772
3.95%, 05/01/28 (a)	200,000	197,262
2.70%, 06/01/30 (a)	230,000	209,723
4.65%, 06/01/30 (a)	150,000	149,645
3.13%, 04/01/32 (a)	200,000	178,970
6.40%, 12/01/37	110,000	121,156
5.20%, 08/01/43 (a)	100,000	98,802
4.40%, 05/01/48 (a)	95,000	80,189
3.85%, 04/01/52 (a)	195,000	146,890
2.98%, 12/15/55 (a)	150,000	91,104
Nutrien Ltd.
4.00%, 12/15/26 (a)	310,000	307,477
4.90%, 03/27/28 (a)	200,000	201,942
4.20%, 04/01/29 (a)	290,000	284,560
5.40%, 06/21/34 (a)	150,000	150,357
4.13%, 03/15/35 (a)	250,000	224,965
5.88%, 12/01/36	175,000	180,093
6.13%, 01/15/41 (a)	300,000	308,982
4.90%, 06/01/43 (a)	200,000	179,708
5.25%, 01/15/45 (a)	155,000	143,770
5.00%, 04/01/49 (a)	125,000	111,058
3.95%, 05/13/50 (a)	275,000	206,192
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	194,442
4.05%, 12/15/49 (a)	150,000	115,590
3.05%, 10/01/51 (a)	300,000	191,547
PPG Industries, Inc.
3.75%, 03/15/28 (a)	325,000	318,776
2.80%, 08/15/29 (a)	175,000	162,673
2.55%, 06/15/30 (a)	100,000	90,398
Rayonier LP
2.75%, 05/17/31 (a)	150,000	131,220
Reliance, Inc.
2.15%, 08/15/30 (a)	150,000	130,388
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	181,000	203,196
6.13%, 12/15/33	250,000	267,922
5.75%, 06/01/35	125,000	131,854
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	270,177
5.20%, 11/02/40	350,000	341,232
2.75%, 11/02/51 (a)	300,000	183,342
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	200,000	201,168
4.88%, 03/14/30 (a)	500,000	505,165
5.00%, 03/14/32 (a)	300,000	301,413
5.00%, 03/09/33 (a)	200,000	201,056
5.25%, 03/14/35 (a)	500,000	504,060
4.75%, 03/22/42 (a)	150,000	136,664
4.13%, 08/21/42 (a)	220,000	185,464
5.13%, 03/09/53 (a)	325,000	300,316
5.75%, 03/14/55 (a)	500,000	501,480
5.88%, 03/14/65 (a)	200,000	202,544
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RPM International, Inc.
3.75%, 03/15/27 (a)	150,000	147,587
2.95%, 01/15/32 (a)	225,000	196,859
5.25%, 06/01/45 (a)	70,000	67,056
4.25%, 01/15/48 (a)	100,000	84,059
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	450,000	440,433
2.95%, 08/15/29 (a)	200,000	186,178
2.30%, 05/15/30 (a)	200,000	177,640
2.20%, 03/15/32 (a)	115,000	96,778
4.55%, 08/01/45 (a)	175,000	149,797
4.50%, 06/01/47 (a)	400,000	339,272
3.80%, 08/15/49 (a)	215,000	160,517
3.30%, 05/15/50 (a)	215,000	145,710
2.90%, 03/15/52 (a)	150,000	91,746
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)(d)	430,000	434,610
5.78%, 04/03/54 (a)(d)	285,000	277,570
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)(d)	250,000	251,265
Southern Copper Corp.
7.50%, 07/27/35	250,000	284,925
6.75%, 04/16/40	400,000	433,592
5.25%, 11/08/42	375,000	348,371
5.88%, 04/23/45	495,000	489,946
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	195,000	195,246
1.65%, 10/15/27 (a)	125,000	116,290
3.45%, 04/15/30 (a)	200,000	187,876
3.25%, 01/15/31 (a)	150,000	137,468
5.38%, 08/15/34 (a)	100,000	100,148
3.25%, 10/15/50 (a)	185,000	122,420
Suzano Austria GmbH
2.50%, 09/15/28 (a)	125,000	114,166
6.00%, 01/15/29 (a)	600,000	612,258
5.00%, 01/15/30 (a)	300,000	293,523
3.75%, 01/15/31 (a)	380,000	343,585
3.13%, 01/15/32 (a)	330,000	281,216
Suzano International Finance BV
5.50%, 01/17/27	200,000	202,162
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	340,000	316,594
6.13%, 06/12/33 (a)	500,000	513,230
6.88%, 11/21/36	200,000	217,126
6.88%, 11/10/39 (c)	300,000	326,316
6.40%, 06/28/54 (a)	325,000	323,144
Vale SA
5.63%, 09/11/42	150,000	147,413
Westlake Corp.
3.60%, 08/15/26 (a)	185,000	182,432
3.38%, 06/15/30 (a)	195,000	181,839
2.88%, 08/15/41 (a)	230,000	155,772
5.00%, 08/15/46 (a)	150,000	132,591
4.38%, 11/15/47 (a)	140,000	111,051
3.13%, 08/15/51 (a)	200,000	124,204
3.38%, 08/15/61 (a)	110,000	65,947
WestRock MWV LLC
8.20%, 01/15/30	190,000	217,212
Weyerhaeuser Co.
4.75%, 05/15/26	225,000	225,373
4.00%, 11/15/29 (a)	225,000	218,297
4.00%, 04/15/30 (a)	260,000	250,731
7.38%, 03/15/32	185,000	207,770
3.38%, 03/09/33 (a)	135,000	119,277

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WRKCo, Inc.
3.90%, 06/01/28 (a)	250,000	244,095
4.90%, 03/15/29 (a)	335,000	336,759
4.20%, 06/01/32 (a)	355,000	337,293
3.00%, 06/15/33 (a)	250,000	214,752
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	190,000	163,430
		51,243,507
Capital Goods 1.3%
3M Co.
2.25%, 09/19/26 (a)	275,000	266,670
2.88%, 10/15/27 (a)	300,000	289,032
3.38%, 03/01/29 (a)	250,000	239,520
2.38%, 08/26/29 (a)	345,000	315,071
3.05%, 04/15/30 (a)	200,000	186,452
5.70%, 03/15/37	25,000	26,174
3.88%, 06/15/44	110,000	88,134
3.13%, 09/19/46 (a)	200,000	138,318
3.63%, 10/15/47 (a)	150,000	112,184
4.00%, 09/14/48 (a)	375,000	298,159
3.25%, 08/26/49 (a)	350,000	241,675
3.70%, 04/15/50 (a)	185,000	137,888
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	255,000	250,787
4.38%, 05/08/42	150,000	133,341
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	215,000	186,039
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	75,983
5.80%, 03/21/34 (a)	205,000	207,903
Allegion PLC
3.50%, 10/01/29 (a)	285,000	270,824
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	97,328
5.41%, 07/01/32 (a)	265,000	269,155
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	185,000	183,104
4.50%, 05/15/28 (a)	160,000	159,096
5.63%, 05/26/33 (a)	150,000	153,905
Amcor Flexibles North America, Inc.
4.80%, 03/17/28 (d)	200,000	201,214
5.10%, 03/17/30 (a)(d)	200,000	201,974
2.63%, 06/19/30 (a)	150,000	134,555
2.69%, 05/25/31 (a)	350,000	308,238
Amphenol Corp.
5.05%, 04/05/27 (a)	200,000	202,960
4.35%, 06/01/29 (a)	140,000	139,234
2.80%, 02/15/30 (a)	355,000	327,910
2.20%, 09/15/31 (a)	270,000	231,822
5.25%, 04/05/34 (a)	330,000	336,095
5.38%, 11/15/54 (a)	195,000	192,465
AptarGroup, Inc.
3.60%, 03/15/32 (a)	170,000	154,872
Avery Dennison Corp.
2.65%, 04/30/30 (a)	225,000	204,075
5.75%, 03/15/33 (a)	210,000	214,983
Berry Global, Inc.
1.65%, 01/15/27 (a)	200,000	189,838
5.50%, 04/15/28 (a)	130,000	132,604
5.80%, 06/15/31 (a)	300,000	313,398
5.65%, 01/15/34 (a)	150,000	151,974
Boeing Co.
3.10%, 05/01/26 (a)	200,000	196,630
2.25%, 06/15/26 (a)	220,000	213,279
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 02/01/27 (a)	300,000	289,455
2.80%, 03/01/27 (a)	130,000	125,304
5.04%, 05/01/27 (a)	550,000	552,733
6.26%, 05/01/27 (a)	300,000	308,778
3.25%, 02/01/28 (a)	330,000	316,516
3.25%, 03/01/28 (a)	115,000	109,922
3.45%, 11/01/28 (a)	135,000	128,994
3.20%, 03/01/29 (a)	300,000	281,745
6.30%, 05/01/29 (a)	450,000	471,766
2.95%, 02/01/30 (a)	200,000	182,164
5.15%, 05/01/30 (a)	1,215,000	1,222,740
3.63%, 02/01/31 (a)	490,000	454,965
6.39%, 05/01/31 (a)	250,000	266,600
6.13%, 02/15/33	140,000	145,775
3.60%, 05/01/34 (a)	340,000	292,791
6.53%, 05/01/34 (a)	525,000	562,579
3.25%, 02/01/35 (a)	250,000	205,595
6.63%, 02/15/38	125,000	133,311
3.55%, 03/01/38 (a)	140,000	109,795
3.50%, 03/01/39 (a)	155,000	118,887
6.88%, 03/15/39	195,000	212,230
5.88%, 02/15/40	110,000	108,809
5.71%, 05/01/40 (a)	875,000	851,235
3.38%, 06/15/46 (a)	235,000	157,866
3.65%, 03/01/47 (a)	115,000	79,743
3.63%, 03/01/48 (a)	150,000	102,518
3.85%, 11/01/48 (a)	145,000	103,083
3.90%, 05/01/49 (a)	200,000	143,874
3.75%, 02/01/50 (a)	400,000	280,956
5.81%, 05/01/50 (a)	1,540,000	1,466,434
6.86%, 05/01/54 (a)	590,000	641,843
3.83%, 03/01/59 (a)	100,000	66,198
3.95%, 08/01/59 (a)	350,000	238,927
5.93%, 05/01/60 (a)	1,085,000	1,020,833
7.01%, 05/01/64 (a)	415,000	451,059
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	200,000	195,578
Carrier Global Corp.
2.49%, 02/15/27 (a)	134,000	129,449
2.72%, 02/15/30 (a)	625,000	571,919
2.70%, 02/15/31 (a)(d)	250,000	223,305
5.90%, 03/15/34 (a)	290,000	305,228
3.38%, 04/05/40 (a)	460,000	362,098
3.58%, 04/05/50 (a)(d)	425,000	309,349
6.20%, 03/15/54 (a)	174,000	185,964
Caterpillar Financial Services Corp.
4.35%, 05/15/26	445,000	445,850
4.45%, 10/16/26	200,000	200,870
1.70%, 01/08/27	305,000	292,141
4.50%, 01/08/27	200,000	201,208
5.00%, 05/14/27	250,000	253,930
3.60%, 08/12/27	200,000	197,188
1.10%, 09/14/27	285,000	264,831
4.40%, 10/15/27	200,000	200,758
4.60%, 11/15/27	300,000	302,202
4.85%, 02/27/29	175,000	177,874
4.38%, 08/16/29	225,000	224,640
4.70%, 11/15/29	250,000	252,747
Caterpillar, Inc.
2.60%, 09/19/29 (a)	150,000	139,400
2.60%, 04/09/30 (a)	335,000	308,408
1.90%, 03/12/31 (a)	25,000	21,717
5.30%, 09/15/35	75,000	78,008
6.05%, 08/15/36	145,000	158,853
5.20%, 05/27/41	285,000	282,170
3.80%, 08/15/42	505,000	416,277
4.30%, 05/15/44 (a)	175,000	152,730
3.25%, 09/19/49 (a)	360,000	253,692

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 04/09/50 (a)	350,000	246,907
4.75%, 05/15/64 (a)	125,000	108,808
CNH Industrial Capital LLC
1.45%, 07/15/26 (a)	150,000	144,330
4.55%, 04/10/28 (a)	235,000	234,422
5.50%, 01/12/29 (a)	150,000	154,148
5.10%, 04/20/29 (a)	150,000	151,952
CNH Industrial NV
3.85%, 11/15/27 (a)	250,000	245,892
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	201,960
5.50%, 01/09/35 (a)	400,000	405,272
5.88%, 01/09/55 (a)	200,000	202,614
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	203,540
Deere & Co.
5.38%, 10/16/29	250,000	261,255
3.10%, 04/15/30 (a)	350,000	328,457
7.13%, 03/03/31	150,000	170,514
5.45%, 01/16/35 (a)	300,000	311,046
3.90%, 06/09/42 (a)	410,000	346,934
2.88%, 09/07/49 (a)	220,000	146,133
3.75%, 04/15/50 (a)	250,000	194,885
5.70%, 01/19/55 (a)	250,000	260,602
Dover Corp.
2.95%, 11/04/29 (a)	160,000	148,982
5.38%, 10/15/35	150,000	154,031
5.38%, 03/01/41 (a)	90,000	87,745
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	218,395
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	194,566
4.35%, 05/18/28 (a)	25,000	25,074
4.00%, 11/02/32	330,000	313,351
4.15%, 03/15/33 (a)	300,000	286,740
4.15%, 11/02/42	325,000	279,142
3.92%, 09/15/47 (a)	115,000	92,980
4.70%, 08/23/52 (a)	200,000	178,058
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	200,000	204,182
Emerson Electric Co.
0.88%, 10/15/26 (a)	275,000	261,492
1.80%, 10/15/27 (a)	220,000	206,901
1.95%, 10/15/30 (a)	275,000	241,018
2.20%, 12/21/31 (a)	300,000	258,768
5.00%, 03/15/35 (a)	175,000	176,160
5.25%, 11/15/39	150,000	153,561
2.75%, 10/15/50 (a)	150,000	94,632
2.80%, 12/21/51 (a)	300,000	188,781
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	225,000	219,112
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	184,422
2.80%, 01/15/32 (a)	150,000	128,552
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	245,440
4.30%, 06/15/46 (a)	235,000	192,676
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	187,318
4.00%, 03/25/32 (a)	110,000	102,405
5.88%, 06/01/33 (a)	175,000	181,702
4.50%, 03/25/52 (a)	125,000	100,196
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	195,252
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	370,000	351,019
General Dynamics Corp.
1.15%, 06/01/26 (a)	180,000	173,808
2.13%, 08/15/26 (a)	150,000	145,776
3.50%, 04/01/27 (a)	200,000	197,522
2.63%, 11/15/27 (a)	150,000	144,095
3.75%, 05/15/28 (a)	300,000	295,098
3.63%, 04/01/30 (a)	300,000	288,531
2.25%, 06/01/31 (a)	150,000	131,096
4.25%, 04/01/40 (a)	210,000	185,825
2.85%, 06/01/41 (a)	125,000	90,278
3.60%, 11/15/42 (a)	200,000	161,236
4.25%, 04/01/50 (a)	200,000	166,250
General Electric Co.
6.75%, 03/15/32	500,000	558,280
5.88%, 01/14/38	200,000	211,458
6.88%, 01/10/39	110,000	127,399
4.35%, 05/01/50 (a)	290,000	245,221
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	152,720
5.35%, 08/01/33 (a)	200,000	202,100
Hexcel Corp.
4.20%, 02/15/27 (a)	260,000	256,963
Honeywell International, Inc.
2.50%, 11/01/26 (a)	550,000	534,875
1.10%, 03/01/27 (a)	275,000	259,141
4.65%, 07/30/27 (a)	400,000	402,884
4.95%, 02/15/28 (a)	150,000	152,916
4.25%, 01/15/29 (a)	250,000	248,737
2.70%, 08/15/29 (a)	250,000	233,092
4.88%, 09/01/29 (a)	75,000	76,412
4.70%, 02/01/30 (a)	325,000	327,034
1.95%, 06/01/30 (a)	300,000	264,456
4.95%, 09/01/31 (a)	140,000	142,365
4.75%, 02/01/32 (a)	200,000	199,724
5.00%, 02/15/33 (a)	350,000	352,103
4.50%, 01/15/34 (a)	290,000	280,233
5.00%, 03/01/35 (a)	335,000	333,888
5.70%, 03/15/36	250,000	260,130
5.70%, 03/15/37	150,000	157,425
3.81%, 11/21/47 (a)	320,000	248,278
2.80%, 06/01/50 (a)	250,000	159,458
5.25%, 03/01/54 (a)	500,000	475,660
5.35%, 03/01/64 (a)	100,000	94,740
Howmet Aerospace, Inc.
5.90%, 02/01/27	125,000	128,205
6.75%, 01/15/28	125,000	132,271
3.00%, 01/15/29 (a)	200,000	188,746
4.85%, 10/15/31 (a)	215,000	214,652
5.95%, 02/01/37	190,000	199,116
Hubbell, Inc.
3.15%, 08/15/27 (a)	205,000	198,694
3.50%, 02/15/28 (a)	195,000	189,526
2.30%, 03/15/31 (a)	145,000	125,927
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	184,283
2.04%, 08/16/28 (a)	100,000	91,289
5.35%, 01/15/30 (a)	100,000	101,388
4.20%, 05/01/30 (a)	250,000	240,502
5.75%, 01/15/35 (a)	150,000	151,266
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	228,230
2.63%, 06/15/31 (a)	340,000	296,874

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	345,000	337,320
4.88%, 09/15/41 (a)	185,000	176,033
3.90%, 09/01/42 (a)	350,000	291,203
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	200,000	202,872
5.40%, 08/14/28 (a)	150,000	153,774
5.18%, 06/15/29 (a)	220,000	223,949
5.31%, 06/15/31 (a)	150,000	153,588
5.70%, 08/14/33 (a)	250,000	258,260
5.45%, 06/15/34 (a)	200,000	203,162
5.70%, 06/15/54 (a)	135,000	133,875
John Deere Capital Corp.
4.75%, 06/08/26	235,000	236,422
2.65%, 06/10/26	210,000	206,352
1.05%, 06/17/26	350,000	337,193
2.25%, 09/14/26	325,000	316,036
1.70%, 01/11/27	20,000	19,149
4.85%, 03/05/27	220,000	222,928
1.75%, 03/09/27	150,000	143,334
4.90%, 06/11/27	120,000	121,706
2.80%, 09/08/27	300,000	290,397
4.15%, 09/15/27	445,000	444,417
3.05%, 01/06/28	325,000	316,092
4.75%, 01/20/28	325,000	329,764
1.50%, 03/06/28	160,000	148,179
4.95%, 07/14/28	400,000	408,164
4.50%, 01/16/29	250,000	251,230
3.45%, 03/07/29	325,000	314,203
3.35%, 04/18/29	145,000	139,829
4.85%, 06/11/29	200,000	203,346
2.80%, 07/18/29	350,000	328,478
4.85%, 10/11/29	285,000	290,871
2.45%, 01/09/30	300,000	275,283
4.70%, 06/10/30	400,000	404,096
1.45%, 01/15/31	200,000	169,870
4.90%, 03/07/31	245,000	249,170
4.40%, 09/08/31	350,000	346,619
3.90%, 06/07/32	150,000	142,394
5.15%, 09/08/33	150,000	153,015
5.10%, 04/11/34	325,000	328,988
5.05%, 06/12/34	275,000	276,713
Johnson Controls International PLC
6.00%, 01/15/36	102,000	107,629
4.63%, 07/02/44 (a)	145,000	127,304
4.50%, 02/15/47 (a)	110,000	93,093
4.95%, 07/02/64 (a)(e)	175,000	148,888
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	225,000	231,955
1.75%, 09/15/30 (a)	150,000	129,222
4.90%, 12/01/32 (a)	100,000	99,150
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	199,742
2.80%, 03/01/31 (a)	50,000	44,273
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	150,000	148,272
5.40%, 01/15/27	250,000	253,690
4.40%, 06/15/28 (a)	620,000	615,517
5.05%, 06/01/29 (a)	200,000	202,512
2.90%, 12/15/29 (a)	150,000	138,323
1.80%, 01/15/31 (a)	365,000	309,129
5.25%, 06/01/31 (a)	85,000	86,564
5.40%, 07/31/33 (a)	455,000	460,810
5.35%, 06/01/34 (a)	235,000	237,369
4.85%, 04/27/35 (a)	100,000	96,557
6.15%, 12/15/40	100,000	105,440
5.05%, 04/27/45 (a)	150,000	138,954
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 07/31/53 (a)	150,000	147,225
5.50%, 08/15/54 (a)	175,000	169,213
Lafarge SA
7.13%, 07/15/36	200,000	224,344
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	190,000	182,360
4.40%, 03/15/29 (a)	176,000	167,017
3.50%, 11/15/51 (a)	150,000	90,701
Lennox International, Inc.
1.70%, 08/01/27 (a)	230,000	215,147
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	325,000	332,621
4.50%, 02/15/29 (a)	175,000	175,655
1.85%, 06/15/30 (a)	270,000	236,174
3.90%, 06/15/32 (a)	300,000	283,701
5.25%, 01/15/33 (a)	250,000	256,812
4.75%, 02/15/34 (a)	300,000	295,743
4.80%, 08/15/34 (a)	250,000	246,452
3.60%, 03/01/35 (a)	150,000	133,788
4.50%, 05/15/36 (a)	125,000	119,484
6.15%, 09/01/36	200,000	218,628
5.72%, 06/01/40	160,000	167,011
4.07%, 12/15/42	400,000	335,572
3.80%, 03/01/45 (a)	350,000	278,187
4.70%, 05/15/46 (a)	425,000	381,586
2.80%, 06/15/50 (a)	385,000	243,074
4.09%, 09/15/52 (a)	465,000	370,545
4.15%, 06/15/53 (a)	250,000	200,552
5.70%, 11/15/54 (a)	300,000	305,082
5.20%, 02/15/55 (a)	50,000	47,374
4.30%, 06/15/62 (a)	210,000	166,757
5.90%, 11/15/63 (a)	200,000	207,526
5.20%, 02/15/64 (a)	200,000	185,684
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	25,000	24,455
3.50%, 12/15/27 (a)	200,000	194,740
2.50%, 03/15/30 (a)	150,000	135,194
2.40%, 07/15/31 (a)	300,000	259,572
5.15%, 12/01/34 (a)	225,000	223,911
4.25%, 12/15/47 (a)	175,000	142,536
3.20%, 07/15/51 (a)	275,000	180,229
5.50%, 12/01/54 (a)	200,000	190,410
Masco Corp.
1.50%, 02/15/28 (a)	150,000	137,651
2.00%, 10/01/30 (a)	200,000	172,268
4.50%, 05/15/47 (a)	175,000	143,197
3.13%, 02/15/51 (a)	85,000	54,176
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	160,000	165,837
3.63%, 05/15/30 (a)	175,000	164,372
Nordson Corp.
5.80%, 09/15/33 (a)	150,000	156,737
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	325,000	318,425
3.25%, 01/15/28 (a)	450,000	435,915
4.60%, 02/01/29 (a)	245,000	245,909
4.40%, 05/01/30 (a)	240,000	237,482
4.70%, 03/15/33 (a)	250,000	246,520
4.90%, 06/01/34 (a)	200,000	198,140
5.05%, 11/15/40	185,000	176,298
4.75%, 06/01/43	250,000	225,945
3.85%, 04/15/45 (a)	255,000	202,003
4.03%, 10/15/47 (a)	650,000	519,174
5.25%, 05/01/50 (a)	300,000	283,950
4.95%, 03/15/53 (a)	250,000	225,610
5.20%, 06/01/54 (a)	400,000	375,384

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	149,169
2.75%, 11/15/31 (a)	100,000	85,991
5.65%, 05/15/33 (a)	200,000	199,996
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	99,601
3.10%, 03/01/30 (a)	135,000	124,492
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	200,000	191,700
5.25%, 08/16/28 (a)	200,000	204,406
2.57%, 02/15/30 (a)	450,000	407,920
3.11%, 02/15/40 (a)	265,000	201,978
3.36%, 02/15/50 (a)	250,000	172,820
Owens Corning
3.40%, 08/15/26 (a)	100,000	98,404
5.50%, 06/15/27 (a)	100,000	101,952
3.95%, 08/15/29 (a)	175,000	169,514
3.88%, 06/01/30 (a)	100,000	95,481
5.70%, 06/15/34 (a)	285,000	292,934
7.00%, 12/01/36	115,000	129,880
4.30%, 07/15/47 (a)	200,000	161,298
4.40%, 01/30/48 (a)	135,000	110,210
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	145,000	142,406
4.25%, 09/15/27 (a)	350,000	349,314
3.25%, 06/14/29 (a)	345,000	328,547
4.50%, 09/15/29 (a)	275,000	275,467
4.20%, 11/21/34 (a)	300,000	283,257
6.25%, 05/15/38	75,000	82,243
4.45%, 11/21/44 (a)	140,000	122,392
4.10%, 03/01/47 (a)	165,000	135,071
4.00%, 06/14/49 (a)	275,000	218,815
Pentair Finance SARL
4.50%, 07/01/29 (a)	280,000	276,102
Precision Castparts Corp.
3.90%, 01/15/43 (a)	175,000	145,023
4.38%, 06/15/45 (a)	129,000	112,518
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	400,000	410,348
6.30%, 02/15/30 (a)	325,000	338,130
6.40%, 04/15/33 (a)	370,000	384,112
Republic Services, Inc.
2.90%, 07/01/26 (a)	200,000	196,804
3.38%, 11/15/27 (a)	300,000	292,806
3.95%, 05/15/28 (a)	175,000	172,639
4.88%, 04/01/29 (a)	250,000	253,245
4.75%, 07/15/30 (a)	150,000	150,798
1.45%, 02/15/31 (a)	275,000	229,083
1.75%, 02/15/32 (a)	250,000	206,037
5.00%, 12/15/33 (a)	150,000	149,813
5.00%, 04/01/34 (a)	250,000	249,460
5.20%, 11/15/34 (a)	100,000	101,086
5.15%, 03/15/35 (a)	200,000	201,254
6.20%, 03/01/40	100,000	108,177
5.70%, 05/15/41 (a)	75,000	76,156
3.05%, 03/01/50 (a)	150,000	102,395
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	145,000	140,438
1.75%, 08/15/31 (a)	150,000	126,962
4.20%, 03/01/49 (a)	185,000	154,101
2.80%, 08/15/61 (a)	160,000	92,952
RTX Corp.
2.65%, 11/01/26 (a)	200,000	194,848
5.75%, 11/08/26 (a)	400,000	407,352
3.50%, 03/15/27 (a)	335,000	329,191
3.13%, 05/04/27 (a)	390,000	379,575
7.20%, 08/15/27	50,000	53,187
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 11/16/28 (a)	875,000	863,441
7.50%, 09/15/29	150,000	167,321
2.25%, 07/01/30 (a)	270,000	240,006
6.00%, 03/15/31 (a)	300,000	318,615
1.90%, 09/01/31 (a)	425,000	356,388
2.38%, 03/15/32 (a)	175,000	149,013
5.15%, 02/27/33 (a)	350,000	353,265
6.10%, 03/15/34 (a)	525,000	563,283
5.40%, 05/01/35	225,000	229,417
6.05%, 06/01/36	225,000	238,887
6.13%, 07/15/38	160,000	171,198
4.45%, 11/16/38 (a)	200,000	182,478
4.88%, 10/15/40 (d)	150,000	140,270
4.70%, 12/15/41	210,000	189,699
4.50%, 06/01/42	1,025,000	902,717
4.80%, 12/15/43 (a)	125,000	113,209
4.15%, 05/15/45 (a)	175,000	143,589
3.75%, 11/01/46 (a)	430,000	328,154
4.35%, 04/15/47 (a)	270,000	224,883
4.05%, 05/04/47 (a)	185,000	147,365
4.63%, 11/16/48 (a)	490,000	422,581
3.13%, 07/01/50 (a)	350,000	231,189
2.82%, 09/01/51 (a)	325,000	198,981
3.03%, 03/15/52 (a)	410,000	260,346
5.38%, 02/27/53 (a)	270,000	258,028
6.40%, 03/15/54 (a)	500,000	547,260
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	73,463
4.10%, 03/01/48 (a)	90,000	73,334
3.10%, 05/01/50 (a)	275,000	184,745
Sonoco Products Co.
4.45%, 09/01/26	100,000	99,743
2.25%, 02/01/27 (a)	295,000	282,613
4.60%, 09/01/29 (a)	310,000	305,911
3.13%, 05/01/30 (a)	230,000	210,857
2.85%, 02/01/32 (a)	140,000	121,689
5.00%, 09/01/34 (a)	200,000	191,716
5.75%, 11/01/40 (a)	155,000	153,892
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	125,000	130,343
4.25%, 11/15/28 (a)	150,000	148,668
2.30%, 03/15/30 (a)	265,000	234,729
3.00%, 05/15/32 (a)	230,000	199,960
5.20%, 09/01/40	100,000	94,816
4.85%, 11/15/48 (a)	150,000	127,224
2.75%, 11/15/50 (a)	225,000	129,112
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	150,000	145,688
2.25%, 04/01/28 (a)	200,000	187,476
2.75%, 04/01/31 (a)	300,000	267,711
Textron, Inc.
3.65%, 03/15/27 (a)	350,000	343,497
3.38%, 03/01/28 (a)	100,000	96,441
3.90%, 09/17/29 (a)	185,000	177,582
2.45%, 03/15/31 (a)	150,000	130,823
Timken Co.
4.50%, 12/15/28 (a)	150,000	148,907
4.13%, 04/01/32 (a)	145,000	134,634
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	194,818
5.25%, 03/03/33 (a)	200,000	203,798
5.10%, 06/13/34 (a)	150,000	150,621
4.65%, 11/01/44 (a)	100,000	88,792
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	325,000	318,230
5.75%, 06/15/43	150,000	152,640
4.30%, 02/21/48 (a)	100,000	82,975

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	120,000	109,842
5.25%, 10/01/54 (a)	100,000	92,647
Veralto Corp.
5.50%, 09/18/26 (a)	200,000	202,518
5.35%, 09/18/28 (a)	200,000	204,928
5.45%, 09/18/33 (a)	200,000	204,010
Vontier Corp.
1.80%, 04/01/26 (a)	175,000	169,720
2.40%, 04/01/28 (a)	155,000	143,794
2.95%, 04/01/31 (a)	200,000	173,756
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	197,702
3.50%, 06/01/30 (a)	265,000	249,805
5.35%, 12/01/34 (a)	200,000	201,648
4.50%, 06/15/47 (a)	200,000	169,054
4.70%, 03/01/48 (a)	180,000	156,344
5.70%, 12/01/54 (a)	200,000	195,658
Waste Connections, Inc.
4.25%, 12/01/28 (a)	240,000	238,039
3.50%, 05/01/29 (a)	204,000	196,472
2.60%, 02/01/30 (a)	200,000	182,460
2.20%, 01/15/32 (a)	250,000	211,680
3.20%, 06/01/32 (a)	210,000	188,152
5.00%, 03/01/34 (a)	200,000	199,362
3.05%, 04/01/50 (a)	175,000	115,553
2.95%, 01/15/52 (a)	300,000	190,707
Waste Management, Inc.
4.95%, 07/03/27 (a)	155,000	157,395
3.15%, 11/15/27 (a)	310,000	301,630
1.15%, 03/15/28 (a)	280,000	256,077
4.50%, 03/15/28 (a)	300,000	301,692
3.88%, 01/15/29 (a)(d)	250,000	244,157
4.88%, 02/15/29 (a)	200,000	203,508
4.63%, 02/15/30 (a)	270,000	271,631
1.50%, 03/15/31 (a)	245,000	206,033
4.95%, 07/03/31 (a)	225,000	229,129
4.80%, 03/15/32 (a)	225,000	225,466
4.15%, 04/15/32 (a)	230,000	221,984
4.63%, 02/15/33 (a)	195,000	193,171
4.88%, 02/15/34 (a)	375,000	375,112
4.95%, 03/15/35 (a)	500,000	497,730
4.10%, 03/01/45 (a)	150,000	125,283
4.15%, 07/15/49 (a)	200,000	165,582
2.50%, 11/15/50 (a)	275,000	164,222
5.35%, 10/15/54 (a)	435,000	425,304
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	250,000	245,775
4.70%, 09/15/28 (a)(h)	450,000	450,931
WW Grainger, Inc.
4.60%, 06/15/45 (a)	195,000	174,166
3.75%, 05/15/46 (a)	260,000	205,356
4.20%, 05/15/47 (a)	240,000	199,174
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	157,147
1.95%, 01/30/28 (a)	100,000	93,369
2.25%, 01/30/31 (a)	150,000	131,292
4.38%, 11/01/46 (a)	145,000	120,997
		110,248,536
Communications 1.8%
America Movil SAB de CV
3.63%, 04/22/29 (a)	325,000	312,016
2.88%, 05/07/30 (a)	285,000	260,410
6.38%, 03/01/35	325,000	351,000
6.13%, 11/15/37	125,000	131,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 03/30/40	650,000	671,359
4.38%, 07/16/42	365,000	309,308
4.38%, 04/22/49 (a)	325,000	269,480
American Tower Corp.
1.60%, 04/15/26 (a)	310,000	300,740
1.45%, 09/15/26 (a)	60,000	57,397
3.38%, 10/15/26 (a)	425,000	417,656
2.75%, 01/15/27 (a)	110,000	106,580
3.13%, 01/15/27 (a)	150,000	146,201
3.65%, 03/15/27 (a)	225,000	221,355
3.55%, 07/15/27 (a)	350,000	342,338
3.60%, 01/15/28 (a)	300,000	292,251
1.50%, 01/31/28 (a)	250,000	229,520
5.50%, 03/15/28 (a)	150,000	153,554
5.80%, 11/15/28 (a)	280,000	290,436
5.20%, 02/15/29 (a)	135,000	137,184
3.95%, 03/15/29 (a)	245,000	238,116
3.80%, 08/15/29 (a)	400,000	384,100
2.90%, 01/15/30 (a)	225,000	207,007
5.00%, 01/31/30 (a)	175,000	176,526
1.88%, 10/15/30 (a)	400,000	342,436
2.70%, 04/15/31 (a)	200,000	177,006
2.30%, 09/15/31 (a)	200,000	170,904
4.05%, 03/15/32 (a)	250,000	235,895
5.65%, 03/15/33 (a)	200,000	206,336
5.55%, 07/15/33 (a)	350,000	357,728
5.90%, 11/15/33 (a)	25,000	26,180
5.45%, 02/15/34 (a)	50,000	50,781
5.40%, 01/31/35 (a)	200,000	201,854
3.70%, 10/15/49 (a)	135,000	98,477
3.10%, 06/15/50 (a)	455,000	297,634
2.95%, 01/15/51 (a)	390,000	246,281
AppLovin Corp.
5.13%, 12/01/29 (a)	365,000	366,380
5.38%, 12/01/31 (a)	300,000	301,728
5.50%, 12/01/34 (a)	275,000	275,052
5.95%, 12/01/54 (a)	90,000	88,477
AT&T, Inc.
2.95%, 07/15/26 (a)	160,000	156,966
3.80%, 02/15/27 (a)	250,000	246,938
4.25%, 03/01/27 (a)	470,000	468,031
2.30%, 06/01/27 (a)	720,000	688,248
1.65%, 02/01/28 (a)	700,000	647,640
4.10%, 02/15/28 (a)	350,000	346,363
4.35%, 03/01/29 (a)	850,000	842,401
4.30%, 02/15/30 (a)	825,000	811,495
2.75%, 06/01/31 (a)	900,000	800,334
2.25%, 02/01/32 (a)	750,000	632,760
2.55%, 12/01/33 (a)	1,131,000	928,178
5.40%, 02/15/34 (a)	790,000	802,719
4.50%, 05/15/35 (a)	720,000	677,059
5.25%, 03/01/37 (a)	300,000	296,619
4.90%, 08/15/37 (a)	239,000	227,958
6.30%, 01/15/38	150,000	163,047
4.85%, 03/01/39 (a)	300,000	281,706
6.00%, 08/15/40 (a)	150,000	154,061
5.35%, 09/01/40	175,000	170,303
3.50%, 06/01/41 (a)	715,000	552,280
5.55%, 08/15/41	185,000	181,592
4.30%, 12/15/42 (a)	450,000	378,549
3.10%, 02/01/43 (a)	215,000	153,908
4.65%, 06/01/44 (a)	180,000	155,180
4.80%, 06/15/44 (a)	50,000	44,120
4.35%, 06/15/45 (a)	350,000	290,500
4.75%, 05/15/46 (a)	600,000	521,982
5.15%, 11/15/46 (a)	200,000	183,950
5.65%, 02/15/47 (a)	250,000	248,515
5.45%, 03/01/47 (a)	128,000	121,569

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/09/48 (a)	535,000	444,885
4.55%, 03/09/49 (a)	309,000	259,486
5.15%, 02/15/50 (a)	190,000	172,201
3.65%, 06/01/51 (a)	875,000	620,217
3.30%, 02/01/52 (a)	275,000	181,976
3.50%, 09/15/53 (a)	2,245,000	1,532,819
3.55%, 09/15/55 (a)	2,145,000	1,452,615
5.70%, 03/01/57 (a)	50,000	48,434
3.80%, 12/01/57 (a)	1,780,000	1,250,503
3.65%, 09/15/59 (a)	1,980,000	1,336,599
3.85%, 06/01/60 (a)	490,000	341,373
3.50%, 02/01/61 (a)	230,000	148,550
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	235,000	196,023
5.10%, 05/11/33 (a)	300,000	296,340
5.20%, 02/15/34 (a)(c)	210,000	209,794
4.46%, 04/01/48 (a)	400,000	326,324
4.30%, 07/29/49 (a)	180,000	142,596
5.55%, 02/15/54 (a)	205,000	194,447
British Telecommunications PLC
5.13%, 12/04/28 (a)	225,000	228,418
9.63%, 12/15/30 (h)	750,000	916,335
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	330,000	336,636
3.75%, 02/15/28 (a)	290,000	281,051
4.20%, 03/15/28 (a)	315,000	309,065
2.25%, 01/15/29 (a)	370,000	333,200
5.05%, 03/30/29 (a)	375,000	373,069
6.10%, 06/01/29 (a)	400,000	413,392
2.80%, 04/01/31 (a)	450,000	389,214
2.30%, 02/01/32 (a)	315,000	255,282
4.40%, 04/01/33 (a)	290,000	262,322
6.65%, 02/01/34 (a)	255,000	264,506
6.55%, 06/01/34 (a)	450,000	463,117
6.38%, 10/23/35 (a)	600,000	607,284
5.38%, 04/01/38 (a)	260,000	234,793
3.50%, 06/01/41 (a)	470,000	326,396
3.50%, 03/01/42 (a)	430,000	294,477
6.48%, 10/23/45 (a)	1,000,000	949,670
5.38%, 05/01/47 (a)	745,000	616,696
5.75%, 04/01/48 (a)	720,000	622,368
5.13%, 07/01/49 (a)	365,000	289,602
4.80%, 03/01/50 (a)	845,000	637,519
3.70%, 04/01/51 (a)	525,000	331,574
3.90%, 06/01/52 (a)	700,000	453,257
5.25%, 04/01/53 (a)	460,000	371,473
6.83%, 10/23/55 (a)	145,000	141,359
3.85%, 04/01/61 (a)	540,000	327,618
4.40%, 12/01/61 (a)	425,000	282,855
3.95%, 06/30/62 (a)	430,000	264,128
5.50%, 04/01/63 (a)	300,000	240,981
Comcast Corp.
2.35%, 01/15/27 (a)	450,000	434,947
3.30%, 02/01/27 (a)	380,000	373,506
3.30%, 04/01/27 (a)	225,000	220,723
5.35%, 11/15/27 (a)	200,000	205,200
3.15%, 02/15/28 (a)	500,000	483,895
3.55%, 05/01/28 (a)	292,000	284,703
4.15%, 10/15/28 (a)	1,245,000	1,231,579
4.55%, 01/15/29 (a)	290,000	291,291
2.65%, 02/01/30 (a)	525,000	480,842
3.40%, 04/01/30 (a)	500,000	473,255
4.25%, 10/15/30 (a)	425,000	417,218
1.95%, 01/15/31 (a)	475,000	407,825
1.50%, 02/15/31 (a)	505,000	422,306
5.50%, 11/15/32 (a)	310,000	321,938
4.25%, 01/15/33	550,000	522,912
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 02/15/33 (a)	400,000	391,856
7.05%, 03/15/33	210,000	237,430
4.80%, 05/15/33 (a)	300,000	295,308
5.30%, 06/01/34 (a)	350,000	355,876
4.20%, 08/15/34 (a)	330,000	307,999
5.65%, 06/15/35	250,000	258,593
4.40%, 08/15/35 (a)	230,000	216,149
6.50%, 11/15/35	210,000	232,348
3.20%, 07/15/36 (a)	375,000	309,949
3.90%, 03/01/38 (a)	375,000	322,234
4.60%, 10/15/38 (a)	300,000	276,150
3.25%, 11/01/39 (a)	480,000	372,926
3.75%, 04/01/40 (a)	350,000	287,263
4.65%, 07/15/42	150,000	133,628
4.75%, 03/01/44	200,000	178,612
4.60%, 08/15/45 (a)	350,000	303,348
3.40%, 07/15/46 (a)	400,000	286,656
4.00%, 08/15/47 (a)	271,000	211,483
3.97%, 11/01/47 (a)	608,000	470,063
4.00%, 03/01/48 (a)	355,000	274,525
4.70%, 10/15/48 (a)	550,000	476,668
4.00%, 11/01/49 (a)	650,000	498,082
3.45%, 02/01/50 (a)	550,000	381,683
2.80%, 01/15/51 (a)	540,000	325,922
2.89%, 11/01/51 (a)	1,503,000	916,139
2.45%, 08/15/52 (a)	460,000	252,499
4.05%, 11/01/52 (a)	318,000	242,195
5.35%, 05/15/53 (a)	490,000	457,572
5.65%, 06/01/54 (a)	225,000	220,568
2.94%, 11/01/56 (a)	1,718,000	1,010,270
4.95%, 10/15/58 (a)	325,000	282,341
2.65%, 08/15/62 (a)	345,000	181,794
2.99%, 11/01/63 (a)	1,150,000	652,763
5.50%, 05/15/64 (a)	390,000	366,038
Crown Castle, Inc.
3.70%, 06/15/26 (a)	250,000	247,048
1.05%, 07/15/26 (a)	250,000	238,388
4.00%, 03/01/27 (a)	210,000	207,302
2.90%, 03/15/27 (a)	180,000	173,947
3.65%, 09/01/27 (a)	395,000	384,916
5.00%, 01/11/28 (a)	265,000	266,118
3.80%, 02/15/28 (a)	300,000	292,044
4.80%, 09/01/28 (a)	25,000	24,963
4.30%, 02/15/29 (a)	165,000	161,294
5.60%, 06/01/29 (a)	200,000	204,436
4.90%, 09/01/29 (a)	175,000	174,288
3.10%, 11/15/29 (a)	185,000	170,428
3.30%, 07/01/30 (a)	250,000	229,730
2.25%, 01/15/31 (a)	350,000	299,351
2.10%, 04/01/31 (a)	300,000	252,381
2.50%, 07/15/31 (a)	285,000	243,609
5.10%, 05/01/33 (a)	210,000	205,233
5.80%, 03/01/34 (a)	200,000	203,842
5.20%, 09/01/34 (a)	200,000	195,576
2.90%, 04/01/41 (a)	400,000	280,772
4.75%, 05/15/47 (a)	150,000	128,129
5.20%, 02/15/49 (a)	125,000	111,726
4.00%, 11/15/49 (a)	85,000	63,294
4.15%, 07/01/50 (a)	145,000	110,407
3.25%, 01/15/51 (a)	255,000	165,475
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (h)	1,150,000	1,349,743
9.25%, 06/01/32	70,000	87,163
Discovery Communications LLC
3.95%, 03/20/28 (a)	505,000	485,285
4.13%, 05/15/29 (a)	210,000	198,389
3.63%, 05/15/30 (a)	275,000	247,486
5.00%, 09/20/37 (a)	165,000	139,778

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.35%, 06/01/40	200,000	187,650
5.20%, 09/20/47 (a)	205,000	162,032
4.65%, 05/15/50 (a)	90,000	65,238
4.00%, 09/15/55 (a)	210,000	132,649
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	235,000	199,896
2.95%, 02/15/51 (a)	250,000	158,930
Fox Corp.
4.71%, 01/25/29 (a)	560,000	558,236
3.50%, 04/08/30 (a)	200,000	188,550
6.50%, 10/13/33 (a)	350,000	374,636
5.48%, 01/25/39 (a)	415,000	400,106
5.58%, 01/25/49 (a)	425,000	398,361
Grupo Televisa SAB
8.50%, 03/11/32	200,000	220,344
5.00%, 05/13/45 (a)	355,000	259,622
6.13%, 01/31/46 (a)	250,000	210,163
5.25%, 05/24/49 (a)	200,000	147,510
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	299,568
2.40%, 03/01/31 (a)	200,000	174,594
5.40%, 10/01/48 (a)	230,000	214,758
Koninklijke KPN NV
8.38%, 10/01/30	235,000	272,295
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	810,000	798,611
4.60%, 05/15/28 (a)	680,000	688,316
4.30%, 08/15/29 (a)	150,000	149,985
4.80%, 05/15/30 (a)	300,000	306,549
4.55%, 08/15/31 (a)	300,000	300,858
3.85%, 08/15/32 (a)	910,000	860,814
4.95%, 05/15/33 (a)	500,000	505,885
4.75%, 08/15/34 (a)	695,000	690,434
4.45%, 08/15/52 (a)	700,000	596,512
5.60%, 05/15/53 (a)	695,000	701,352
5.40%, 08/15/54 (a)	1,000,000	981,190
4.65%, 08/15/62 (a)	455,000	390,308
5.75%, 05/15/63 (a)	500,000	508,245
5.55%, 08/15/64 (a)	850,000	836,842
NBCUniversal Media LLC
6.40%, 04/30/40	150,000	162,329
5.95%, 04/01/41	150,000	155,252
4.45%, 01/15/43	235,000	202,840
Netflix, Inc.
4.38%, 11/15/26	300,000	300,735
4.88%, 04/15/28	530,000	537,754
5.88%, 11/15/28	530,000	554,454
6.38%, 05/15/29	305,000	326,716
4.90%, 08/15/34 (a)	300,000	300,450
5.40%, 08/15/54 (a)	200,000	196,546
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	225,000	201,942
4.20%, 06/01/30 (a)	220,000	214,467
2.60%, 08/01/31 (a)	260,000	227,518
5.30%, 11/01/34 (a)	150,000	149,907
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	360,000	356,490
Orange SA
9.00%, 03/01/31	800,000	967,352
5.38%, 01/13/42	250,000	243,550
5.50%, 02/06/44 (a)	150,000	147,944
Paramount Global
2.90%, 01/15/27 (a)	135,000	130,635
3.38%, 02/15/28 (a)	165,000	158,558
3.70%, 06/01/28 (a)	155,000	149,437
4.20%, 06/01/29 (a)	184,000	177,183
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.88%, 07/30/30	245,000	269,164
4.95%, 01/15/31 (a)	310,000	297,684
4.20%, 05/19/32 (a)	275,000	246,458
5.50%, 05/15/33	125,000	120,155
6.88%, 04/30/36	360,000	369,457
5.90%, 10/15/40 (a)	75,000	66,755
4.85%, 07/01/42 (a)	210,000	168,951
4.38%, 03/15/43	435,000	323,061
5.85%, 09/01/43 (a)	375,000	328,774
5.25%, 04/01/44 (a)	120,000	96,592
4.90%, 08/15/44 (a)	180,000	140,015
4.60%, 01/15/45 (a)	200,000	150,334
4.95%, 05/19/50 (a)	305,000	234,072
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	190,000	184,990
3.20%, 03/15/27 (a)	360,000	350,428
5.00%, 02/15/29 (a)	370,000	370,511
3.80%, 03/15/32 (a)	550,000	499,207
5.30%, 02/15/34 (a)	300,000	294,636
7.50%, 08/15/38	100,000	114,640
4.50%, 03/15/42 (a)	165,000	139,587
4.50%, 03/15/43 (a)	195,000	164,034
5.45%, 10/01/43 (a)	200,000	188,872
5.00%, 03/15/44 (a)	350,000	310,915
4.30%, 02/15/48 (a)	215,000	169,128
4.35%, 05/01/49 (a)	370,000	289,618
3.70%, 11/15/49 (a)	345,000	240,993
4.55%, 03/15/52 (a)	600,000	478,890
Sprint Capital Corp.
6.88%, 11/15/28	700,000	747,586
8.75%, 03/15/32	575,000	691,811
Take-Two Interactive Software, Inc.
5.40%, 06/12/29 (a)	115,000	117,888
4.00%, 04/14/32 (a)	275,000	257,403
TCI Communications, Inc.
7.13%, 02/15/28	65,000	69,807
Telefonica Emisiones SA
4.10%, 03/08/27	350,000	347,249
7.05%, 06/20/36	550,000	609,939
5.21%, 03/08/47	785,000	694,568
4.90%, 03/06/48	400,000	336,772
5.52%, 03/01/49 (a)	450,000	411,205
Telefonica Europe BV
8.25%, 09/15/30	400,000	459,812
TELUS Corp.
2.80%, 02/16/27 (a)	190,000	183,827
3.70%, 09/15/27 (a)	160,000	156,856
3.40%, 05/13/32 (a)	270,000	241,691
4.60%, 11/16/48 (a)	225,000	185,168
4.30%, 06/15/49 (a)	160,000	124,384
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	315,000	359,595
Time Warner Cable LLC
6.55%, 05/01/37	415,000	411,730
7.30%, 07/01/38	435,000	456,928
6.75%, 06/15/39	440,000	440,414
5.88%, 11/15/40 (a)	360,000	330,390
5.50%, 09/01/41 (a)	325,000	281,840
4.50%, 09/15/42 (a)	300,000	228,546
T-Mobile USA, Inc.
2.63%, 04/15/26 (a)	325,000	318,692
3.75%, 04/15/27 (a)	1,200,000	1,182,816
5.38%, 04/15/27 (a)	355,000	354,723
4.75%, 02/01/28 (a)	495,000	495,381
2.05%, 02/15/28 (a)	600,000	560,604
4.95%, 03/15/28 (a)	300,000	303,492
4.80%, 07/15/28 (a)	275,000	277,112

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 01/15/29 (a)	300,000	301,764
2.63%, 02/15/29 (a)	350,000	324,614
2.40%, 03/15/29 (a)	200,000	183,794
3.38%, 04/15/29 (a)	750,000	712,860
3.88%, 04/15/30 (a)	1,810,000	1,735,392
2.55%, 02/15/31 (a)	800,000	705,400
2.88%, 02/15/31 (a)	375,000	336,142
3.50%, 04/15/31 (a)	775,000	718,541
2.25%, 11/15/31 (a)	550,000	467,456
2.70%, 03/15/32 (a)	300,000	259,578
5.13%, 05/15/32 (a)	350,000	352,359
5.20%, 01/15/33 (a)	275,000	277,228
5.05%, 07/15/33 (a)	415,000	412,402
5.75%, 01/15/34 (a)	325,000	338,621
5.15%, 04/15/34 (a)	300,000	300,534
4.70%, 01/15/35 (a)	200,000	192,668
5.30%, 05/15/35 (a)	275,000	276,628
4.38%, 04/15/40 (a)	575,000	506,489
3.00%, 02/15/41 (a)	650,000	472,264
4.50%, 04/15/50 (a)	905,000	752,879
3.30%, 02/15/51 (a)	880,000	588,597
3.40%, 10/15/52 (a)	1,040,000	703,206
5.65%, 01/15/53 (a)	565,000	551,898
5.75%, 01/15/54 (a)	500,000	495,025
6.00%, 06/15/54 (a)	320,000	327,114
5.50%, 01/15/55 (a)	200,000	190,176
5.25%, 06/15/55 (a)	45,000	41,428
5.88%, 11/15/55 (a)	350,000	352,985
3.60%, 11/15/60 (a)	545,000	365,504
5.80%, 09/15/62 (a)	285,000	279,944
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	315,000	305,358
2.95%, 06/15/27	295,000	287,050
7.00%, 03/01/32	180,000	203,821
4.38%, 08/16/41	150,000	132,848
4.13%, 12/01/41	245,000	208,826
4.13%, 06/01/44	280,000	233,554
3.00%, 07/30/46	190,000	129,818
Verizon Communications, Inc.
2.63%, 08/15/26	425,000	417,494
4.13%, 03/16/27	820,000	816,351
3.00%, 03/22/27 (a)	145,000	141,178
2.10%, 03/22/28 (a)	720,000	673,294
4.33%, 09/21/28	1,174,000	1,168,353
3.88%, 02/08/29 (a)	265,000	258,746
4.02%, 12/03/29 (a)	1,132,000	1,101,742
3.15%, 03/22/30 (a)	425,000	396,465
1.50%, 09/18/30 (a)	395,000	335,284
1.68%, 10/30/30 (a)	373,000	317,606
7.75%, 12/01/30	290,000	332,064
1.75%, 01/20/31 (a)	600,000	507,498
2.55%, 03/21/31 (a)	1,100,000	970,244
2.36%, 03/15/32 (a)	1,290,000	1,091,869
5.05%, 05/09/33 (a)	350,000	351,690
4.50%, 08/10/33	610,000	585,820
6.40%, 09/15/33	280,000	304,951
4.40%, 11/01/34 (a)	550,000	519,585
4.78%, 02/15/35 (a)	622,000	603,912
5.25%, 04/02/35 (a)	650,000	651,937
4.27%, 01/15/36	450,000	413,221
5.25%, 03/16/37	405,000	402,631
4.81%, 03/15/39	400,000	373,656
2.65%, 11/20/40 (a)	905,000	635,744
3.40%, 03/22/41 (a)	1,090,000	839,736
2.85%, 09/03/41 (a)	175,000	123,256
4.75%, 11/01/41	190,000	171,657
3.85%, 11/01/42 (a)	206,000	165,060
6.55%, 09/15/43	210,000	231,061
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 08/15/46	240,000	192,475
4.86%, 08/21/46	675,000	604,996
5.50%, 03/16/47	270,000	263,960
4.52%, 09/15/48	465,000	391,939
4.00%, 03/22/50 (a)	380,000	292,714
2.88%, 11/20/50 (a)	870,000	542,375
3.55%, 03/22/51 (a)	125,000	89,291
3.88%, 03/01/52 (a)	200,000	149,656
5.50%, 02/23/54 (a)	310,000	301,109
5.01%, 08/21/54	225,000	201,305
4.67%, 03/15/55	500,000	420,285
2.99%, 10/30/56 (a)	1,095,000	658,697
3.00%, 11/20/60 (a)	625,000	369,894
3.70%, 03/22/61 (a)	1,010,000	695,708
Vodafone Group PLC
7.88%, 02/15/30	210,000	240,255
6.25%, 11/30/32	135,000	146,584
6.15%, 02/27/37	430,000	455,950
5.00%, 05/30/38	200,000	192,740
4.38%, 02/19/43	275,000	236,995
5.25%, 05/30/48	425,000	391,888
4.88%, 06/19/49	500,000	426,820
4.25%, 09/17/50	475,000	366,154
5.63%, 02/10/53 (a)	200,000	187,896
5.75%, 06/28/54 (a)	525,000	500,766
5.13%, 06/19/59	145,000	125,509
5.75%, 02/10/63 (a)	145,000	136,271
5.88%, 06/28/64 (a)	300,000	287,805
Walt Disney Co.
3.38%, 11/15/26 (a)	200,000	197,526
3.70%, 03/23/27	145,000	143,855
2.20%, 01/13/28	300,000	284,541
2.00%, 09/01/29 (a)	625,000	564,906
3.80%, 03/22/30	375,000	363,510
2.65%, 01/13/31	650,000	587,171
6.55%, 03/15/33	130,000	144,993
6.20%, 12/15/34	200,000	219,860
6.40%, 12/15/35	275,000	306,080
6.15%, 03/01/37	105,000	114,260
6.65%, 11/15/37	350,000	397,376
4.63%, 03/23/40 (a)	250,000	235,058
3.50%, 05/13/40 (a)	525,000	426,331
6.15%, 02/15/41	175,000	188,137
5.40%, 10/01/43	110,000	109,206
4.75%, 09/15/44 (a)	185,000	167,934
4.95%, 10/15/45 (a)	135,000	125,728
7.75%, 12/01/45	125,000	159,406
4.75%, 11/15/46 (a)	125,000	111,803
2.75%, 09/01/49 (a)	635,000	399,301
4.70%, 03/23/50 (a)	500,000	446,905
3.60%, 01/13/51 (a)	805,000	592,657
3.80%, 05/13/60 (a)	475,000	347,614
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	1,225,000	1,195,000
4.05%, 03/15/29 (a)	425,000	400,426
4.28%, 03/15/32 (a)	1,350,000	1,189,944
5.05%, 03/15/42 (a)	1,325,000	1,060,132
5.14%, 03/15/52 (a)	2,075,000	1,513,546
5.39%, 03/15/62 (a)	890,000	642,705
Weibo Corp.
3.38%, 07/08/30 (a)	235,000	217,105
		157,397,845
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	700,000	682,283
4.88%, 05/26/30 (a)(d)	200,000	202,848

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/09/31 (a)(c)	450,000	393,129
4.50%, 11/28/34 (a)	270,000	258,441
5.25%, 05/26/35 (a)(d)	300,000	301,929
4.00%, 12/06/37 (a)	300,000	265,266
2.70%, 02/09/41 (a)	295,000	206,285
4.20%, 12/06/47 (a)	490,000	400,232
3.15%, 02/09/51 (a)	410,000	272,174
4.40%, 12/06/57 (a)	375,000	305,756
3.25%, 02/09/61 (a)	200,000	126,932
Amazon.com, Inc.
1.00%, 05/12/26 (a)	915,000	884,768
3.30%, 04/13/27 (a)	610,000	599,978
1.20%, 06/03/27 (a)	300,000	282,090
3.15%, 08/22/27 (a)	900,000	880,245
4.55%, 12/01/27 (a)	500,000	505,440
1.65%, 05/12/28 (a)	700,000	649,460
3.45%, 04/13/29 (a)	555,000	541,386
4.65%, 12/01/29 (a)	225,000	229,462
1.50%, 06/03/30 (a)	670,000	582,183
2.10%, 05/12/31 (a)	845,000	737,820
3.60%, 04/13/32 (a)	725,000	683,320
4.70%, 12/01/32 (a)	660,000	665,801
4.80%, 12/05/34 (a)	345,000	348,705
3.88%, 08/22/37 (a)	805,000	724,999
2.88%, 05/12/41 (a)	500,000	373,950
4.95%, 12/05/44 (a)	450,000	437,296
4.05%, 08/22/47 (a)	1,025,000	852,892
2.50%, 06/03/50 (a)	800,000	485,864
3.10%, 05/12/51 (a)	1,015,000	690,261
3.95%, 04/13/52 (a)	800,000	638,168
4.25%, 08/22/57 (a)	665,000	548,632
2.70%, 06/03/60 (a)	600,000	349,260
3.25%, 05/12/61 (a)	550,000	363,225
4.10%, 04/13/62 (a)	390,000	308,899
American Honda Finance Corp.
5.25%, 07/07/26	365,000	368,351
1.30%, 09/09/26	450,000	430,551
2.30%, 09/09/26	450,000	436,558
2.35%, 01/08/27	200,000	192,882
4.90%, 03/12/27	200,000	201,622
4.90%, 07/09/27	200,000	201,844
4.45%, 10/22/27	200,000	199,988
3.50%, 02/15/28	200,000	194,604
2.00%, 03/24/28	310,000	288,477
5.13%, 07/07/28	300,000	305,097
5.65%, 11/15/28	295,000	305,133
2.25%, 01/12/29	350,000	320,782
4.90%, 03/13/29	200,000	201,570
4.40%, 09/05/29	200,000	197,492
4.60%, 04/17/30	235,000	232,932
5.85%, 10/04/30	50,000	52,606
1.80%, 01/13/31	200,000	169,068
5.05%, 07/10/31	200,000	201,448
4.90%, 01/10/34 (c)	250,000	244,348
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 (a)	100,000	98,149
3.25%, 03/01/32 (a)	295,000	257,095
5.15%, 09/13/34 (a)	200,000	189,074
4.40%, 10/01/46 (a)	140,000	107,384
5.40%, 03/15/49 (a)	80,000	69,777
3.10%, 12/01/51 (a)	470,000	275,411
4.15%, 05/01/52 (a)	300,000	211,722
5.75%, 09/13/54 (a)	200,000	177,882
AutoNation, Inc.
3.80%, 11/15/27 (a)	235,000	229,221
1.95%, 08/01/28 (a)	65,000	59,175
4.75%, 06/01/30 (a)	200,000	196,446
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 08/01/31 (a)	150,000	125,642
3.85%, 03/01/32 (a)	165,000	148,970
AutoZone, Inc.
3.13%, 04/21/26 (a)	50,000	49,313
5.05%, 07/15/26	225,000	226,748
3.75%, 06/01/27 (a)	200,000	197,104
6.25%, 11/01/28 (a)	235,000	247,450
3.75%, 04/18/29 (a)	200,000	193,422
5.10%, 07/15/29 (a)	150,000	152,493
4.00%, 04/15/30 (a)	280,000	270,290
1.65%, 01/15/31 (a)	150,000	126,237
4.75%, 08/01/32 (a)	225,000	221,245
4.75%, 02/01/33 (a)	220,000	214,940
6.55%, 11/01/33 (a)	200,000	217,734
5.40%, 07/15/34 (a)	150,000	151,470
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	150,000	149,678
1.95%, 10/01/30 (a)	200,000	171,692
Block Financial LLC
2.50%, 07/15/28 (a)	200,000	185,406
3.88%, 08/15/30 (a)	200,000	187,786
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	297,393
3.55%, 03/15/28 (a)	220,000	215,745
4.63%, 04/13/30 (a)	500,000	501,075
BorgWarner, Inc.
2.65%, 07/01/27 (a)	325,000	311,542
4.95%, 08/15/29 (a)	150,000	150,264
5.40%, 08/15/34 (a)	270,000	266,960
4.38%, 03/15/45 (a)	150,000	122,136
California Endowment
2.50%, 04/01/51 (a)	200,000	120,970
CBRE Services, Inc.
2.50%, 04/01/31 (a)	535,000	465,803
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	210,000	197,950
3.70%, 01/15/31 (a)	245,000	224,516
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	550,000	539,027
1.60%, 04/20/30 (a)	400,000	350,952
1.75%, 04/20/32 (a)	450,000	377,176
Cummins, Inc.
4.90%, 02/20/29 (a)	150,000	152,657
1.50%, 09/01/30 (a)	250,000	214,418
5.15%, 02/20/34 (a)	200,000	203,358
4.88%, 10/01/43 (a)	165,000	155,876
2.60%, 09/01/50 (a)	245,000	147,789
5.45%, 02/20/54 (a)	360,000	352,818
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	165,000	162,546
4.55%, 10/15/29 (a)	300,000	296,622
6.30%, 10/10/33 (a)	100,000	106,112
4.55%, 02/15/48 (a)	120,000	98,858
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	235,000	207,879
4.10%, 01/15/52 (a)	225,000	161,604
Dollar General Corp.
3.88%, 04/15/27 (a)	190,000	187,488
4.63%, 11/01/27 (a)	200,000	200,448
4.13%, 05/01/28 (a)	150,000	147,699
5.20%, 07/05/28 (a)	45,000	45,682
3.50%, 04/03/30 (a)	300,000	280,797
5.00%, 11/01/32 (a)	230,000	225,646
5.45%, 07/05/33 (a)(c)	300,000	301,122
4.13%, 04/03/50 (a)	195,000	146,168
5.50%, 11/01/52 (a)(c)	100,000	91,793

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	325,000	319,091
2.65%, 12/01/31 (a)	260,000	224,188
3.38%, 12/01/51 (a)	165,000	105,255
DR Horton, Inc.
1.40%, 10/15/27 (a)	225,000	208,402
5.00%, 10/15/34 (a)	200,000	194,948
eBay, Inc.
1.40%, 05/10/26 (a)	210,000	203,064
3.60%, 06/05/27 (a)	300,000	294,600
2.70%, 03/11/30 (a)	200,000	182,314
2.60%, 05/10/31 (a)	250,000	220,298
6.30%, 11/22/32 (a)	200,000	215,970
4.00%, 07/15/42 (a)	300,000	243,552
3.65%, 05/10/51 (a)	250,000	180,575
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	224,912
3.80%, 02/15/28 (a)	280,000	273,252
3.25%, 02/15/30 (a)	400,000	373,104
2.95%, 03/15/31 (a)	150,000	134,496
Ford Foundation
2.42%, 06/01/50 (a)	155,000	93,277
2.82%, 06/01/70 (a)	245,000	138,450
Ford Motor Co.
4.35%, 12/08/26 (a)	400,000	393,944
6.63%, 10/01/28 (c)	200,000	208,952
9.63%, 04/22/30 (a)	200,000	228,592
7.45%, 07/16/31	200,000	212,906
3.25%, 02/12/32 (a)	680,000	560,701
6.10%, 08/19/32 (a)	505,000	495,132
4.75%, 01/15/43	655,000	497,374
7.40%, 11/01/46	240,000	247,200
5.29%, 12/08/46 (a)(c)	445,000	358,817
Ford Motor Credit Co. LLC
6.95%, 06/10/26 (a)	250,000	253,852
4.54%, 08/01/26 (a)	300,000	296,223
2.70%, 08/10/26 (a)	400,000	385,668
5.13%, 11/05/26	350,000	347,728
4.27%, 01/09/27 (a)	250,000	244,730
5.80%, 03/05/27 (a)	300,000	301,458
5.85%, 05/17/27 (a)	450,000	452,520
4.95%, 05/28/27 (a)	450,000	443,961
4.13%, 08/17/27 (a)	440,000	425,154
3.82%, 11/02/27 (a)	525,000	501,091
7.35%, 11/04/27 (a)	505,000	523,483
2.90%, 02/16/28 (a)	250,000	231,488
5.92%, 03/20/28 (a)	200,000	200,920
6.80%, 05/12/28 (a)	470,000	482,887
6.80%, 11/07/28 (a)	450,000	463,036
2.90%, 02/10/29 (a)	225,000	201,429
5.80%, 03/08/29 (a)	400,000	396,368
5.11%, 05/03/29 (a)	660,000	636,563
5.30%, 09/06/29 (a)	250,000	242,385
5.88%, 11/07/29 (a)	300,000	296,925
7.35%, 03/06/30 (a)	300,000	314,268
7.20%, 06/10/30 (a)	350,000	363,867
4.00%, 11/13/30 (a)	585,000	524,101
6.05%, 03/05/31 (a)	290,000	286,111
6.05%, 11/05/31 (a)	200,000	196,180
7.12%, 11/07/33 (a)	340,000	348,184
6.13%, 03/08/34 (a)	385,000	369,742
6.50%, 02/07/35 (a)	350,000	343,430
General Motors Co.
4.20%, 10/01/27 (a)	295,000	290,280
6.80%, 10/01/27 (a)	300,000	312,360
5.00%, 10/01/28 (a)	300,000	299,709
5.40%, 10/15/29 (a)	400,000	402,340
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 10/15/32 (a)	375,000	372,330
5.00%, 04/01/35	300,000	277,413
6.60%, 04/01/36 (a)	365,000	377,355
5.15%, 04/01/38 (a)	375,000	339,866
6.25%, 10/02/43	530,000	511,328
5.20%, 04/01/45	355,000	297,767
6.75%, 04/01/46 (a)	225,000	227,781
5.40%, 04/01/48 (a)	315,000	269,259
5.95%, 04/01/49 (a)	270,000	247,452
General Motors Financial Co., Inc.
5.40%, 04/06/26	650,000	652,548
1.50%, 06/10/26 (a)	550,000	528,968
4.00%, 10/06/26 (a)	300,000	296,289
4.35%, 01/17/27 (a)	480,000	475,622
2.35%, 02/26/27 (a)	265,000	252,919
5.00%, 04/09/27 (a)	400,000	400,668
5.40%, 05/08/27	300,000	303,036
2.70%, 08/20/27 (a)	300,000	285,456
3.85%, 01/05/28 (a)	175,000	169,647
6.00%, 01/09/28 (a)	300,000	307,641
5.05%, 04/04/28	350,000	350,462
2.40%, 04/10/28 (a)	325,000	301,021
5.80%, 06/23/28 (a)	270,000	275,732
2.40%, 10/15/28 (a)	395,000	361,291
5.80%, 01/07/29 (a)	500,000	509,825
5.65%, 01/17/29 (a)	150,000	152,417
4.30%, 04/06/29 (a)	350,000	337,617
5.55%, 07/15/29 (a)	140,000	141,274
5.35%, 01/07/30 (a)	350,000	349,520
5.85%, 04/06/30 (a)	250,000	254,732
3.60%, 06/21/30 (a)	410,000	375,900
2.35%, 01/08/31 (a)	325,000	275,184
2.70%, 06/10/31 (a)	385,000	328,497
5.60%, 06/18/31 (a)	250,000	250,470
3.10%, 01/12/32 (a)	550,000	470,272
6.40%, 01/09/33 (a)	125,000	128,940
6.10%, 01/07/34 (a)	500,000	502,890
5.95%, 04/04/34 (a)	300,000	298,860
5.45%, 09/06/34 (a)	225,000	216,506
5.90%, 01/07/35 (a)(c)	300,000	297,063
Genuine Parts Co.
4.95%, 08/15/29 (a)	375,000	376,886
1.88%, 11/01/30 (a)	230,000	195,242
2.75%, 02/01/32 (a)	295,000	253,334
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	325,000	326,222
5.75%, 06/01/28 (a)	375,000	381,757
5.30%, 01/15/29 (a)	225,000	225,639
4.00%, 01/15/30 (a)	200,000	189,286
4.00%, 01/15/31 (a)	200,000	186,860
3.25%, 01/15/32 (a)	235,000	203,653
6.75%, 12/01/33 (a)	215,000	228,812
6.25%, 09/15/54 (a)	50,000	49,288
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	125,000	102,146
Home Depot, Inc.
3.00%, 04/01/26 (a)	400,000	395,392
5.15%, 06/25/26	465,000	470,194
2.13%, 09/15/26 (a)	330,000	320,532
4.95%, 09/30/26 (a)	325,000	328,468
2.50%, 04/15/27 (a)	240,000	232,106
2.88%, 04/15/27 (a)	245,000	238,726
4.88%, 06/25/27 (a)	250,000	253,537
2.80%, 09/14/27 (a)	150,000	145,019
0.90%, 03/15/28 (a)	200,000	181,896
1.50%, 09/15/28 (a)	325,000	296,588
3.90%, 12/06/28 (a)	300,000	295,914
4.90%, 04/15/29 (a)	250,000	254,970

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 06/15/29 (a)	590,000	556,712
4.75%, 06/25/29 (a)	300,000	303,672
2.70%, 04/15/30 (a)	550,000	504,845
1.38%, 03/15/31 (a)	425,000	353,808
4.85%, 06/25/31 (a)	275,000	278,842
1.88%, 09/15/31 (a)	340,000	288,045
3.25%, 04/15/32 (a)	400,000	364,884
4.50%, 09/15/32 (a)	300,000	296,910
4.95%, 06/25/34 (a)	450,000	451,606
5.88%, 12/16/36	900,000	961,821
3.30%, 04/15/40 (a)	435,000	345,316
5.40%, 09/15/40 (a)	206,000	207,751
5.95%, 04/01/41 (a)	250,000	264,192
4.20%, 04/01/43 (a)	250,000	213,938
4.88%, 02/15/44 (a)	200,000	185,488
4.40%, 03/15/45 (a)	325,000	280,758
4.25%, 04/01/46 (a)	425,000	357,650
3.90%, 06/15/47 (a)	360,000	285,196
4.50%, 12/06/48 (a)	350,000	302,029
3.13%, 12/15/49 (a)	450,000	305,914
3.35%, 04/15/50 (a)	400,000	282,312
2.38%, 03/15/51 (a)	400,000	228,364
2.75%, 09/15/51 (a)	290,000	178,858
3.63%, 04/15/52 (a)	475,000	349,215
4.95%, 09/15/52 (a)	300,000	275,688
5.30%, 06/25/54 (a)	435,000	420,188
3.50%, 09/15/56 (a)	352,000	246,492
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	192,954
2.97%, 03/10/32 (a)	255,000	224,612
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	175,000	178,087
4.38%, 09/15/28 (a)	200,000	197,032
5.25%, 06/30/29 (a)	175,000	176,801
5.75%, 04/23/30 (a)(e)	160,000	164,502
5.75%, 03/30/32 (a)	150,000	150,929
5.50%, 06/30/34 (a)	100,000	98,295
JD.com, Inc.
3.88%, 04/29/26	200,000	198,570
3.38%, 01/14/30 (a)(c)	200,000	189,288
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	350,000	343,399
5.90%, 06/01/27 (a)	150,000	152,454
3.90%, 08/08/29 (a)	280,000	263,474
6.00%, 08/15/29 (a)	190,000	194,300
6.20%, 08/15/34 (a)	190,000	191,317
Lear Corp.
3.80%, 09/15/27 (a)	150,000	146,778
4.25%, 05/15/29 (a)	210,000	204,147
2.60%, 01/15/32 (a)	135,000	114,260
5.25%, 05/15/49 (a)	200,000	172,414
3.55%, 01/15/52 (a)	150,000	99,363
Lennar Corp.
5.25%, 06/01/26 (a)	185,000	185,672
5.00%, 06/15/27 (a)	125,000	125,776
4.75%, 11/29/27 (a)	250,000	250,558
LKQ Corp.
5.75%, 06/15/28 (a)	290,000	296,670
6.25%, 06/15/33 (a)	200,000	207,898
Lowe's Cos., Inc.
4.80%, 04/01/26 (a)	105,000	105,274
2.50%, 04/15/26 (a)	475,000	465,975
3.10%, 05/03/27 (a)	510,000	496,189
1.30%, 04/15/28 (a)	350,000	318,668
1.70%, 09/15/28 (a)	200,000	182,196
6.50%, 03/15/29	191,000	204,401
3.65%, 04/05/29 (a)	572,000	552,289
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/15/30 (a)	515,000	511,189
1.70%, 10/15/30 (a)	345,000	294,454
2.63%, 04/01/31 (a)	525,000	465,607
3.75%, 04/01/32 (a)	545,000	505,569
5.00%, 04/15/33 (a)	425,000	424,371
5.15%, 07/01/33 (a)	25,000	25,191
5.00%, 04/15/40 (a)	175,000	164,890
2.80%, 09/15/41 (a)	25,000	17,305
4.65%, 04/15/42 (a)	200,000	176,458
4.38%, 09/15/45 (a)	150,000	125,007
3.70%, 04/15/46 (a)	475,000	353,666
4.05%, 05/03/47 (a)	450,000	351,157
4.55%, 04/05/49 (a)	180,000	150,309
5.13%, 04/15/50 (a)	100,000	90,527
3.00%, 10/15/50 (a)	595,000	372,482
3.50%, 04/01/51 (a)	175,000	120,556
4.25%, 04/01/52 (a)	405,000	317,196
5.63%, 04/15/53 (a)	425,000	410,597
5.75%, 07/01/53 (a)	150,000	147,206
4.45%, 04/01/62 (a)	405,000	315,410
5.80%, 09/15/62 (a)	300,000	291,678
5.85%, 04/01/63 (a)	150,000	146,645
Magna International, Inc.
2.45%, 06/15/30 (a)	125,000	110,961
5.50%, 03/21/33 (a)	330,000	333,333
Marriott International, Inc.
3.13%, 06/15/26 (a)	300,000	294,987
5.45%, 09/15/26 (a)	50,000	50,590
5.00%, 10/15/27 (a)	250,000	253,210
4.65%, 12/01/28 (a)	175,000	175,301
4.90%, 04/15/29 (a)	200,000	201,226
4.88%, 05/15/29 (a)	150,000	150,821
4.80%, 03/15/30 (a)	150,000	149,733
4.63%, 06/15/30 (a)	500,000	495,945
2.85%, 04/15/31 (a)	325,000	289,149
3.50%, 10/15/32 (a)	485,000	432,586
5.30%, 05/15/34 (a)	300,000	299,400
5.35%, 03/15/35 (a)	300,000	296,865
5.50%, 04/15/37 (a)	500,000	494,615
McDonald's Corp.
3.50%, 03/01/27 (a)	250,000	246,083
3.50%, 07/01/27 (a)	250,000	245,463
3.80%, 04/01/28 (a)	350,000	344,494
4.80%, 08/14/28 (a)	150,000	151,806
5.00%, 05/17/29 (a)	150,000	152,903
2.63%, 09/01/29 (a)	300,000	278,571
2.13%, 03/01/30 (a)	305,000	272,106
4.60%, 05/15/30 (a)	150,000	149,966
3.60%, 07/01/30 (a)	350,000	334,260
4.60%, 09/09/32 (a)	290,000	287,909
4.95%, 08/14/33 (a)	90,000	90,440
4.95%, 03/03/35 (a)	250,000	248,885
4.70%, 12/09/35 (a)	225,000	218,435
6.30%, 10/15/37	280,000	305,217
6.30%, 03/01/38	270,000	294,392
5.70%, 02/01/39	128,000	132,640
4.88%, 07/15/40	90,000	84,297
3.70%, 02/15/42	150,000	119,084
3.63%, 05/01/43	215,000	167,694
4.60%, 05/26/45 (a)	100,000	87,583
4.88%, 12/09/45 (a)	570,000	517,144
4.45%, 03/01/47 (a)	140,000	118,765
4.45%, 09/01/48 (a)	255,000	214,937
3.63%, 09/01/49 (a)	545,000	398,019
4.20%, 04/01/50 (a)	165,000	132,772
5.15%, 09/09/52 (a)	250,000	231,648
5.45%, 08/14/53 (a)	155,000	150,088

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	145,000	138,073
2.50%, 01/15/31 (a)	175,000	152,397
6.00%, 01/15/43 (a)	200,000	196,144
3.97%, 08/06/61 (a)	100,000	75,984
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	450,000	530,365
Meritage Homes Corp.
5.13%, 06/06/27 (a)	140,000	141,051
Nature Conservancy
3.96%, 03/01/52 (a)	225,000	183,434
NIKE, Inc.
2.38%, 11/01/26 (a)	310,000	301,729
2.75%, 03/27/27 (a)	260,000	253,006
2.85%, 03/27/30 (a)	500,000	462,840
3.25%, 03/27/40 (a)	300,000	236,820
3.63%, 05/01/43 (a)	115,000	91,756
3.88%, 11/01/45 (a)	255,000	203,921
3.38%, 11/01/46 (a)	295,000	216,123
3.38%, 03/27/50 (a)	450,000	321,615
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	229,333
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	200,000	203,738
3.60%, 09/01/27 (a)	250,000	244,973
4.35%, 06/01/28 (a)	209,000	208,314
3.90%, 06/01/29 (a)	260,000	252,694
1.75%, 03/15/31 (a)	250,000	210,418
5.00%, 08/19/34 (a)	270,000	265,621
PACCAR Financial Corp.
5.20%, 11/09/26	250,000	254,137
4.50%, 11/25/26	200,000	201,198
2.00%, 02/04/27	50,000	48,033
5.00%, 05/13/27	150,000	152,376
4.45%, 08/06/27	200,000	201,310
4.60%, 01/10/28	200,000	202,080
4.60%, 01/31/29	200,000	201,366
5.00%, 03/22/34	120,000	121,052
PulteGroup, Inc.
5.00%, 01/15/27 (a)	160,000	161,026
7.88%, 06/15/32	110,000	126,180
6.38%, 05/15/33	140,000	148,208
6.00%, 02/15/35	125,000	128,614
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	200,000	184,276
Rockefeller Foundation
2.49%, 10/01/50 (a)	300,000	181,512
Rollins, Inc.
5.25%, 02/24/35 (a)(d)	150,000	149,439
Ross Stores, Inc.
1.88%, 04/15/31 (a)	275,000	232,199
Sands China Ltd.
2.30%, 03/08/27 (a)(e)	140,000	132,622
5.40%, 08/08/28 (a)(e)	440,000	440,229
2.85%, 03/08/29 (a)(e)	270,000	244,342
4.38%, 06/18/30 (a)(e)	365,000	344,826
3.25%, 08/08/31 (a)(e)	295,000	256,308
Starbucks Corp.
4.85%, 02/08/27 (a)	250,000	252,027
2.00%, 03/12/27 (a)	250,000	238,755
3.50%, 03/01/28 (a)	150,000	146,331
4.00%, 11/15/28 (a)	250,000	246,185
3.55%, 08/15/29 (a)	300,000	288,183
2.25%, 03/12/30 (a)	370,000	330,366
2.55%, 11/15/30 (a)	375,000	334,822
3.00%, 02/14/32 (a)	300,000	267,174
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 02/15/33 (a)	180,000	178,834
5.00%, 02/15/34 (a)	150,000	149,478
4.30%, 06/15/45 (a)	160,000	131,432
3.75%, 12/01/47 (a)	185,000	138,040
4.50%, 11/15/48 (a)	250,000	209,338
4.45%, 08/15/49 (a)	305,000	251,317
3.35%, 03/12/50 (a)	130,000	88,079
3.50%, 11/15/50 (a)	400,000	279,156
Tapestry, Inc.
4.13%, 07/15/27 (a)	195,000	192,652
3.05%, 03/15/32 (a)	345,000	298,718
5.50%, 03/11/35 (a)	250,000	247,203
Target Corp.
2.50%, 04/15/26	330,000	324,076
1.95%, 01/15/27 (a)	300,000	288,864
3.38%, 04/15/29 (a)	325,000	313,508
2.35%, 02/15/30 (a)	310,000	280,990
2.65%, 09/15/30 (a)	195,000	177,374
4.50%, 09/15/32 (a)	375,000	368,557
6.35%, 11/01/32	100,000	111,060
4.40%, 01/15/33 (a)	150,000	145,847
6.50%, 10/15/37	150,000	168,309
7.00%, 01/15/38	100,000	116,894
4.00%, 07/01/42	350,000	296,775
3.63%, 04/15/46	200,000	152,550
3.90%, 11/15/47 (a)	200,000	158,332
2.95%, 01/15/52 (a)	300,000	192,975
4.80%, 01/15/53 (a)(c)	335,000	301,597
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	389,092
1.15%, 05/15/28 (a)	100,000	90,856
3.88%, 04/15/30 (a)	250,000	242,883
4.50%, 04/15/50 (a)	135,000	118,911
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	250,000	250,200
3.80%, 11/01/29 (a)	100,000	95,302
Toyota Motor Corp.
3.67%, 07/20/28	250,000	246,635
2.76%, 07/02/29	220,000	206,120
5.12%, 07/13/33 (a)	340,000	347,157
Toyota Motor Credit Corp.
4.45%, 05/18/26	535,000	535,653
1.13%, 06/18/26	250,000	240,773
4.55%, 08/07/26	200,000	200,656
5.00%, 08/14/26	75,000	75,662
5.40%, 11/20/26	300,000	305,214
3.20%, 01/11/27	450,000	441,634
5.00%, 03/19/27	275,000	278,616
3.05%, 03/22/27	550,000	537,020
1.15%, 08/13/27	475,000	441,740
4.55%, 09/20/27	540,000	542,916
4.35%, 10/08/27	300,000	300,105
5.45%, 11/10/27	125,000	128,575
3.05%, 01/11/28	250,000	241,593
4.63%, 01/12/28	325,000	327,200
1.90%, 04/06/28	195,000	181,319
5.25%, 09/11/28	250,000	256,697
4.65%, 01/05/29	250,000	251,298
3.65%, 01/08/29	425,000	412,501
5.05%, 05/16/29	250,000	254,605
4.45%, 06/29/29	200,000	199,578
4.55%, 08/09/29	250,000	249,963
2.15%, 02/13/30	250,000	223,270
3.38%, 04/01/30	400,000	377,312
5.55%, 11/20/30	300,000	312,276
1.65%, 01/10/31	315,000	267,079
5.10%, 03/21/31	255,000	259,128

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 09/12/31	175,000	147,511
4.70%, 01/12/33	250,000	247,278
4.80%, 01/05/34	225,000	221,760
5.35%, 01/09/35	200,000	203,206
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	170,094
5.25%, 05/15/33 (a)	200,000	201,880
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	350,000	344,256
4.80%, 09/15/34 (a)	450,000	438,259
5.35%, 09/15/54 (a)	250,000	234,340
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	50,000	52,619
VICI Properties LP
4.75%, 02/15/28 (a)	560,000	560,851
4.95%, 02/15/30 (a)	300,000	297,720
5.13%, 11/15/31 (a)	200,000	197,622
5.13%, 05/15/32 (a)	430,000	421,890
5.63%, 04/01/35 (a)(i)	250,000	248,960
5.63%, 05/15/52 (a)	250,000	229,308
6.13%, 04/01/54 (a)	150,000	146,766
Walmart, Inc.
3.05%, 07/08/26 (a)	125,000	123,464
1.05%, 09/17/26 (a)	175,000	167,641
5.88%, 04/05/27	100,000	104,078
3.95%, 09/09/27 (a)	100,000	99,742
3.90%, 04/15/28 (a)	200,000	199,204
3.70%, 06/26/28 (a)	550,000	544,258
1.50%, 09/22/28 (a)	235,000	215,401
3.25%, 07/08/29 (a)	350,000	337,893
2.38%, 09/24/29 (a)	235,000	217,819
7.55%, 02/15/30	250,000	287,100
4.00%, 04/15/30 (a)	30,000	29,846
1.80%, 09/22/31 (a)	690,000	592,006
4.15%, 09/09/32 (a)	555,000	543,101
4.10%, 04/15/33 (a)	410,000	397,286
5.25%, 09/01/35	465,000	486,474
6.50%, 08/15/37	240,000	274,716
6.20%, 04/15/38	400,000	448,060
3.95%, 06/28/38 (a)	165,000	150,373
5.63%, 04/01/40	270,000	287,277
5.00%, 10/25/40	150,000	149,610
5.63%, 04/15/41	175,000	184,307
2.50%, 09/22/41 (a)	250,000	175,505
4.00%, 04/11/43 (a)	225,000	193,772
4.30%, 04/22/44 (a)	165,000	146,685
3.63%, 12/15/47 (a)	150,000	116,139
4.05%, 06/29/48 (a)	560,000	464,671
2.95%, 09/24/49 (a)	285,000	193,658
2.65%, 09/22/51 (a)	285,000	178,344
4.50%, 04/15/53 (a)	495,000	437,961
		142,733,228
Consumer Non-Cyclical 3.6%
Abbott Laboratories
3.75%, 11/30/26 (a)	503,000	500,309
1.15%, 01/30/28 (a)	150,000	138,770
1.40%, 06/30/30 (a)	100,000	86,615
4.75%, 11/30/36 (a)	500,000	492,265
6.15%, 11/30/37	150,000	166,311
6.00%, 04/01/39	160,000	175,853
5.30%, 05/27/40	195,000	199,469
4.75%, 04/15/43 (a)	200,000	189,662
4.90%, 11/30/46 (a)	925,000	876,160
AbbVie, Inc.
3.20%, 05/14/26 (a)	590,000	582,672
2.95%, 11/21/26 (a)	1,100,000	1,077,076
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 03/15/27 (a)	685,000	692,097
4.65%, 03/15/28 (a)	375,000	378,139
4.25%, 11/14/28 (a)	535,000	533,780
4.80%, 03/15/29 (a)	800,000	810,400
3.20%, 11/21/29 (a)	1,620,000	1,530,803
4.88%, 03/15/30 (a)	300,000	304,425
4.95%, 03/15/31 (a)	550,000	558,910
5.05%, 03/15/34 (a)	1,040,000	1,047,831
4.55%, 03/15/35 (a)	575,000	555,260
5.20%, 03/15/35 (a)	300,000	305,070
4.50%, 05/14/35 (a)	730,000	700,749
4.30%, 05/14/36 (a)	300,000	280,605
4.05%, 11/21/39 (a)	1,170,000	1,027,237
4.63%, 10/01/42 (a)	255,000	231,889
4.40%, 11/06/42	750,000	662,850
5.35%, 03/15/44 (a)	200,000	198,144
4.85%, 06/15/44 (a)	475,000	440,320
4.75%, 03/15/45 (a)	258,000	235,126
4.70%, 05/14/45 (a)	735,000	663,867
4.45%, 05/14/46 (a)	560,000	486,769
4.88%, 11/14/48 (a)	500,000	458,215
4.25%, 11/21/49 (a)	1,750,000	1,454,145
5.40%, 03/15/54 (a)	900,000	885,276
5.50%, 03/15/64 (a)	325,000	320,047
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	150,000	94,419
Adventist Health System
5.43%, 03/01/32 (a)	55,000	55,685
5.76%, 12/01/34 (a)	165,000	165,483
3.63%, 03/01/49 (a)(c)	135,000	94,736
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	97,971
2.21%, 06/15/30 (a)	185,000	165,059
4.27%, 08/15/48 (a)	170,000	144,602
3.39%, 10/15/49 (a)	150,000	108,626
3.01%, 06/15/50 (a)	55,000	36,852
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	275,000	253,544
2.10%, 06/04/30 (a)	300,000	264,126
2.30%, 03/12/31 (a)	275,000	239,088
4.75%, 09/09/34 (a)	200,000	193,732
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	162,782
AHS Hospital Corp.
5.02%, 07/01/45	130,000	123,834
2.78%, 07/01/51 (a)	200,000	125,418
Allina Health System
3.89%, 04/15/49 (a)	100,000	77,062
2.90%, 11/15/51 (a)	95,000	59,936
Altria Group, Inc.
2.63%, 09/16/26 (a)	100,000	97,316
6.20%, 11/01/28 (a)	100,000	105,029
4.80%, 02/14/29 (a)	685,000	686,466
3.40%, 05/06/30 (a)	290,000	270,999
2.45%, 02/04/32 (a)	560,000	472,489
5.63%, 02/06/35 (a)	150,000	151,367
5.80%, 02/14/39 (a)	550,000	552,255
3.40%, 02/04/41 (a)	455,000	333,856
4.25%, 08/09/42	275,000	220,580
4.50%, 05/02/43	200,000	165,330
5.38%, 01/31/44	400,000	382,380
3.88%, 09/16/46 (a)	505,000	369,796
5.95%, 02/14/49 (a)	780,000	769,259
4.45%, 05/06/50 (a)	160,000	125,155
3.70%, 02/04/51 (a)	400,000	275,476
4.00%, 02/04/61 (a)(c)	275,000	191,645

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amgen, Inc.
2.60%, 08/19/26 (a)	450,000	439,290
2.20%, 02/21/27 (a)	475,000	456,332
3.20%, 11/02/27 (a)	200,000	194,226
5.15%, 03/02/28 (a)	1,050,000	1,069,068
1.65%, 08/15/28 (a)	450,000	411,205
3.00%, 02/22/29 (a)	250,000	236,872
4.05%, 08/18/29 (a)	445,000	435,286
2.45%, 02/21/30 (a)	400,000	361,264
5.25%, 03/02/30 (a)	750,000	767,370
2.30%, 02/25/31 (a)	480,000	419,659
2.00%, 01/15/32 (a)	300,000	250,944
3.35%, 02/22/32 (a)	360,000	328,568
4.20%, 03/01/33 (a)	260,000	246,607
5.25%, 03/02/33 (a)	1,250,000	1,268,725
6.40%, 02/01/39	125,000	135,066
3.15%, 02/21/40 (a)	575,000	439,743
5.75%, 03/15/40	100,000	102,655
2.80%, 08/15/41 (a)	230,000	164,802
4.95%, 10/01/41	125,000	115,390
5.15%, 11/15/41 (a)	221,000	208,841
5.65%, 06/15/42 (a)	115,000	114,451
5.60%, 03/02/43 (a)	750,000	743,955
4.40%, 05/01/45 (a)	650,000	550,160
4.56%, 06/15/48 (a)	400,000	337,440
3.38%, 02/21/50 (a)	450,000	315,778
4.66%, 06/15/51 (a)	975,000	833,479
3.00%, 01/15/52 (a)	420,000	271,249
4.20%, 02/22/52 (a)	275,000	216,618
4.88%, 03/01/53 (a)	315,000	275,644
5.65%, 03/02/53 (a)	1,245,000	1,221,582
2.77%, 09/01/53 (a)	372,000	221,106
4.40%, 02/22/62 (a)	355,000	279,775
5.75%, 03/02/63 (a)	780,000	760,750
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	1,390,000	1,341,558
4.90%, 02/01/46 (a)	2,660,000	2,454,435
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	257,000	248,686
4.63%, 02/01/44	210,000	189,706
4.90%, 02/01/46 (a)	475,000	435,532
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	455,000	452,220
4.75%, 01/23/29 (a)	1,225,000	1,237,875
3.50%, 06/01/30 (a)	455,000	433,852
4.90%, 01/23/31 (a)	250,000	254,452
5.00%, 06/15/34 (a)	300,000	302,016
5.88%, 06/15/35	115,000	123,290
4.38%, 04/15/38 (a)	265,000	244,139
8.20%, 01/15/39	420,000	536,092
5.45%, 01/23/39 (a)	565,000	574,306
8.00%, 11/15/39	140,000	177,950
4.95%, 01/15/42	490,000	461,580
4.60%, 04/15/48 (a)	240,000	214,380
4.44%, 10/06/48 (a)	535,000	457,607
5.55%, 01/23/49 (a)	1,200,000	1,201,884
4.50%, 06/01/50 (a)	205,000	181,132
4.75%, 04/15/58 (a)	170,000	150,321
5.80%, 01/23/59 (a)	600,000	619,242
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	450,000	439,357
3.25%, 03/27/30 (a)	250,000	235,167
2.90%, 03/01/32 (a)	85,000	75,408
5.38%, 09/15/35	220,000	227,603
4.54%, 03/26/42	160,000	145,070
4.02%, 04/16/43	110,000	91,960
3.75%, 09/15/47 (a)	190,000	145,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/15/49 (a)	250,000	213,595
2.70%, 09/15/51 (a)	250,000	152,683
Ascension Health
2.53%, 11/15/29 (a)	320,000	293,901
3.11%, 11/15/39 (a)	170,000	133,766
3.95%, 11/15/46	345,000	280,644
4.85%, 11/15/53	175,000	161,308
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	370,000	357,557
4.80%, 02/26/27 (a)	350,000	353,804
4.88%, 03/03/28 (a)	300,000	305,001
1.75%, 05/28/28 (a)	350,000	323,862
4.85%, 02/26/29 (a)	450,000	456,754
4.90%, 03/03/30 (a)	200,000	204,048
4.90%, 02/26/31 (a)	300,000	305,334
2.25%, 05/28/31 (a)	240,000	210,276
5.00%, 02/26/34 (a)	465,000	469,608
AstraZeneca PLC
0.70%, 04/08/26 (a)	430,000	415,161
3.13%, 06/12/27 (a)	50,000	48,906
4.00%, 01/17/29 (a)	235,000	232,342
1.38%, 08/06/30 (a)	530,000	451,369
6.45%, 09/15/37	750,000	839,092
4.00%, 09/18/42	350,000	296,394
4.38%, 11/16/45	260,000	226,504
4.38%, 08/17/48 (a)	250,000	215,015
2.13%, 08/06/50 (a)	230,000	127,553
3.00%, 05/28/51 (a)	250,000	167,125
Banner Health
2.34%, 01/01/30 (a)	170,000	154,052
1.90%, 01/01/31 (a)	160,000	138,155
2.91%, 01/01/42 (a)	100,000	73,030
3.18%, 01/01/50 (a)	25,000	17,215
2.91%, 01/01/51 (a)	100,000	65,275
Baptist Health South Florida Foundation, Inc.
3.12%, 11/15/71 (a)	50,000	30,623
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	170,000	121,232
BAT Capital Corp.
3.22%, 09/06/26 (a)	395,000	387,511
4.70%, 04/02/27 (a)	250,000	250,392
3.56%, 08/15/27 (a)	715,000	697,897
2.26%, 03/25/28 (a)	540,000	504,749
3.46%, 09/06/29 (a)	200,000	189,308
4.91%, 04/02/30 (a)	300,000	300,561
6.34%, 08/02/30 (a)	400,000	425,400
2.73%, 03/25/31 (a)	400,000	354,488
4.74%, 03/16/32 (a)	345,000	336,251
5.35%, 08/15/32 (a)	250,000	251,435
7.75%, 10/19/32 (a)	250,000	286,877
6.42%, 08/02/33 (a)	275,000	293,433
6.00%, 02/20/34 (a)	300,000	312,252
5.63%, 08/15/35 (a)	250,000	251,207
4.39%, 08/15/37 (a)	765,000	671,930
3.73%, 09/25/40 (a)	115,000	89,204
7.08%, 08/02/43 (a)	200,000	218,510
4.54%, 08/15/47 (a)	715,000	572,601
4.76%, 09/06/49 (a)	300,000	245,061
5.28%, 04/02/50 (a)	100,000	88,215
5.65%, 03/16/52 (a)	60,000	55,497
7.08%, 08/02/53 (a)	330,000	362,924
BAT International Finance PLC
4.45%, 03/16/28 (a)	300,000	298,593
5.93%, 02/02/29 (a)	300,000	312,627
Baxalta, Inc.
5.25%, 06/23/45 (a)	173,000	163,646

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baxter International, Inc.
2.60%, 08/15/26 (a)	225,000	219,091
1.92%, 02/01/27 (a)	415,000	395,927
2.27%, 12/01/28 (a)	500,000	459,720
3.95%, 04/01/30 (a)	110,000	105,955
1.73%, 04/01/31 (a)	200,000	167,420
2.54%, 02/01/32 (a)	450,000	386,082
3.50%, 08/15/46 (a)	170,000	121,358
3.13%, 12/01/51 (a)	165,000	104,940
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	170,000	133,032
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	86,044
4.19%, 11/15/45 (a)	175,000	147,242
3.97%, 11/15/46 (a)	110,000	90,087
2.84%, 11/15/50 (a)	325,000	208,042
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	621,000	610,480
4.69%, 02/13/28 (a)	290,000	291,317
4.87%, 02/08/29 (a)	200,000	201,526
2.82%, 05/20/30 (a)	325,000	296,816
1.96%, 02/11/31 (a)	325,000	277,407
5.11%, 02/08/34 (a)	100,000	99,971
4.69%, 12/15/44 (a)	375,000	328,417
4.67%, 06/06/47 (a)	450,000	389,376
3.79%, 05/20/50 (a)	150,000	112,589
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	96,188
Biogen, Inc.
2.25%, 05/01/30 (a)	500,000	441,275
5.20%, 09/15/45 (a)	165,000	149,431
3.15%, 05/01/50 (a)	525,000	329,810
3.25%, 02/15/51 (a)	345,000	221,328
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	165,000	161,012
3.70%, 03/15/32 (a)	250,000	225,665
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	95,000	90,570
Boston Scientific Corp.
4.00%, 03/01/28 (a)	50,000	49,423
2.65%, 06/01/30 (a)	350,000	319,333
6.50%, 11/15/35 (h)	175,000	194,315
4.55%, 03/01/39 (a)	135,000	126,534
7.38%, 01/15/40	100,000	121,009
4.70%, 03/01/49 (a)	140,000	125,803
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)	547,000	540,617
4.90%, 02/22/27 (a)	300,000	303,867
3.25%, 02/27/27	150,000	147,704
1.13%, 11/13/27 (a)	300,000	277,671
3.45%, 11/15/27 (a)	150,000	147,122
3.90%, 02/20/28 (a)	400,000	396,376
4.90%, 02/22/29 (a)	500,000	508,695
3.40%, 07/26/29 (a)	705,000	676,800
1.45%, 11/13/30 (a)	360,000	306,392
5.75%, 02/01/31 (a)	275,000	290,900
5.10%, 02/22/31 (a)	350,000	358,543
2.95%, 03/15/32 (a)	250,000	223,270
5.90%, 11/15/33 (a)	385,000	411,646
5.20%, 02/22/34 (a)	750,000	763,470
4.13%, 06/15/39 (a)	665,000	588,924
2.35%, 11/13/40 (a)	300,000	204,951
3.55%, 03/15/42 (a)	300,000	236,385
3.25%, 08/01/42	235,000	176,516
5.50%, 02/22/44 (a)	200,000	199,560
4.50%, 03/01/44 (a)	50,000	44,594
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 05/15/44 (a)	220,000	197,096
5.00%, 08/15/45 (a)	200,000	188,080
4.35%, 11/15/47 (a)	425,000	356,129
4.55%, 02/20/48 (a)	406,000	351,084
4.25%, 10/26/49 (a)	1,100,000	900,163
2.55%, 11/13/50 (a)	450,000	265,230
3.70%, 03/15/52 (a)	520,000	384,025
6.25%, 11/15/53 (a)	225,000	242,761
5.55%, 02/22/54 (a)	825,000	813,970
3.90%, 03/15/62 (a)	300,000	217,473
6.40%, 11/15/63 (a)	330,000	361,743
5.65%, 02/22/64 (a)	525,000	515,009
Brown-Forman Corp.
4.00%, 04/15/38 (a)	285,000	250,563
4.50%, 07/15/45 (a)	175,000	151,438
Brunswick Corp.
2.40%, 08/18/31 (a)	215,000	178,684
4.40%, 09/15/32 (a)	260,000	237,973
5.10%, 04/01/52 (a)	100,000	76,198
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	200,000	196,666
3.75%, 09/25/27 (a)	340,000	334,312
4.20%, 09/17/29 (a)	250,000	245,935
2.75%, 05/14/31 (a)	350,000	310,492
4.65%, 09/17/34 (a)	200,000	193,424
Campbell's Co.
5.20%, 03/19/27	150,000	152,043
4.15%, 03/15/28 (a)	275,000	272,184
5.20%, 03/21/29 (a)	150,000	152,421
2.38%, 04/24/30 (a)	250,000	223,282
5.40%, 03/21/34 (a)	250,000	252,205
4.80%, 03/15/48 (a)	265,000	232,355
3.13%, 04/24/50 (a)	125,000	82,093
5.25%, 10/13/54 (a)	100,000	91,182
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	440,000	430,448
5.13%, 02/15/29 (a)	150,000	152,427
5.00%, 11/15/29 (a)	225,000	226,957
5.45%, 02/15/34 (a)	125,000	126,903
5.35%, 11/15/34 (a)	300,000	301,329
4.50%, 11/15/44 (a)	90,000	75,900
4.90%, 09/15/45 (a)	160,000	142,718
4.37%, 06/15/47 (a)	175,000	143,852
5.75%, 11/15/54 (a)	200,000	195,854
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	115,000	79,803
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	225,000	192,697
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	292,161
4.85%, 12/15/29 (a)	200,000	201,240
2.80%, 05/15/30 (a)	100,000	91,584
2.70%, 03/15/31 (a)	300,000	267,288
5.13%, 02/15/34 (a)	150,000	149,802
5.15%, 02/15/35 (a)	200,000	200,032
4.25%, 03/01/45 (a)	170,000	140,179
4.30%, 12/15/47 (a)	205,000	166,634
Children's Health System of Texas
2.51%, 08/15/50 (a)	120,000	72,307
Children's Hospital
2.93%, 07/15/50 (a)	125,000	79,793
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	84,498
2.59%, 02/01/50 (a)	175,000	106,542
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	88,213

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	290,000	183,277
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	148,758
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	200,000	195,124
5.60%, 11/15/32 (a)	150,000	156,629
5.00%, 06/15/52 (a)	205,000	186,411
Cigna Group
3.40%, 03/01/27 (a)	435,000	426,770
3.05%, 10/15/27 (a)	191,000	184,917
4.38%, 10/15/28 (a)	1,075,000	1,067,185
5.00%, 05/15/29 (a)	350,000	354,784
2.40%, 03/15/30 (a)	500,000	449,125
2.38%, 03/15/31 (a)	450,000	392,895
5.13%, 05/15/31 (a)	250,000	253,717
5.25%, 02/15/34 (a)	350,000	351,813
4.80%, 08/15/38 (a)	680,000	635,338
3.20%, 03/15/40 (a)	150,000	113,741
6.13%, 11/15/41	145,000	149,913
4.80%, 07/15/46 (a)	450,000	391,972
3.88%, 10/15/47 (a)	304,000	226,918
4.90%, 12/15/48 (a)	905,000	790,391
3.40%, 03/15/50 (a)	375,000	253,256
3.40%, 03/15/51 (a)	425,000	285,200
5.60%, 02/15/54 (a)	470,000	448,239
City of Hope
5.62%, 11/15/43	90,000	88,633
4.38%, 08/15/48 (a)	120,000	98,662
Cleveland Clinic Foundation
4.86%, 01/01/14	45,000	38,825
Clorox Co.
3.10%, 10/01/27 (a)	235,000	227,983
3.90%, 05/15/28 (a)	175,000	172,550
4.40%, 05/01/29 (a)	150,000	149,471
1.80%, 05/15/30 (a)	200,000	174,312
4.60%, 05/01/32 (a)	200,000	197,392
Coca-Cola Co.
3.38%, 03/25/27	400,000	394,680
2.90%, 05/25/27	150,000	146,510
1.45%, 06/01/27	500,000	473,090
1.50%, 03/05/28	120,000	111,626
1.00%, 03/15/28	400,000	366,092
2.13%, 09/06/29	300,000	274,740
3.45%, 03/25/30	400,000	384,324
1.65%, 06/01/30	450,000	392,890
2.00%, 03/05/31	305,000	266,787
1.38%, 03/15/31	400,000	337,168
2.25%, 01/05/32	505,000	441,001
5.00%, 05/13/34 (a)	250,000	255,010
4.65%, 08/14/34 (a)	225,000	223,616
2.50%, 06/01/40	350,000	251,923
2.88%, 05/05/41	100,000	74,235
4.20%, 03/25/50	305,000	257,399
2.60%, 06/01/50	505,000	311,383
3.00%, 03/05/51	615,000	410,512
5.30%, 05/13/54 (a)	330,000	323,251
5.20%, 01/14/55 (a)	450,000	433,998
2.75%, 06/01/60	175,000	104,577
5.40%, 05/13/64 (a)	415,000	406,322
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	200,000	204,932
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	290,000	266,690
1.85%, 09/01/32 (a)	250,000	203,735
5.25%, 11/26/43	230,000	224,105
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	200,000	195,842
3.25%, 08/15/32 (a)	250,000	229,892
4.60%, 03/01/33 (a)(c)	150,000	150,413
4.00%, 08/15/45	200,000	169,154
3.70%, 08/01/47 (a)	147,000	114,672
CommonSpirit Health
6.07%, 11/01/27 (a)	450,000	465,363
3.35%, 10/01/29 (a)	325,000	306,166
2.78%, 10/01/30 (a)	120,000	107,956
5.21%, 12/01/31 (a)	250,000	252,570
5.32%, 12/01/34 (a)	225,000	222,988
4.35%, 11/01/42	305,000	256,011
3.82%, 10/01/49 (a)	220,000	166,056
4.19%, 10/01/49 (a)	295,000	230,498
3.91%, 10/01/50 (a)	35,000	25,905
6.46%, 11/01/52 (a)	110,000	118,059
Community Health Network, Inc.
3.10%, 05/01/50 (a)(c)	180,000	116,161
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	385,000	354,227
7.00%, 10/01/28	185,000	198,050
4.85%, 11/01/28 (a)	400,000	401,072
8.25%, 09/15/30	160,000	183,998
5.30%, 11/01/38 (a)	300,000	285,654
5.40%, 11/01/48 (a)	280,000	255,024
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	285,000	281,016
3.50%, 05/09/27 (a)	80,000	78,301
4.35%, 05/09/27 (a)	125,000	124,500
3.60%, 02/15/28 (a)	100,000	97,245
4.65%, 11/15/28 (a)	250,000	249,747
3.15%, 08/01/29 (a)	240,000	224,098
2.88%, 05/01/30 (a)	200,000	181,546
2.25%, 08/01/31 (a)	300,000	254,628
4.75%, 05/09/32 (a)	310,000	302,675
4.90%, 05/01/33 (a)	100,000	97,642
4.50%, 05/09/47 (a)	200,000	164,528
4.10%, 02/15/48 (a)	175,000	135,973
5.25%, 11/15/48 (a)	200,000	182,968
3.75%, 05/01/50 (a)	175,000	126,369
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	180,000	133,078
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	150,000	106,781
CVS Health Corp.
2.88%, 06/01/26 (a)	425,000	416,513
3.00%, 08/15/26 (a)	250,000	244,445
3.63%, 04/01/27 (a)	215,000	210,913
6.25%, 06/01/27	115,000	118,833
1.30%, 08/21/27 (a)	600,000	554,310
4.30%, 03/25/28 (a)	1,537,000	1,518,295
5.00%, 01/30/29 (a)	250,000	251,437
5.40%, 06/01/29 (a)	300,000	305,853
3.25%, 08/15/29 (a)	620,000	579,285
5.13%, 02/21/30 (a)	400,000	402,636
3.75%, 04/01/30 (a)	525,000	495,637
1.75%, 08/21/30 (a)	350,000	296,541
5.25%, 01/30/31 (a)	200,000	201,860
1.88%, 02/28/31 (a)	450,000	376,461
5.55%, 06/01/31 (a)	275,000	280,838
2.13%, 09/15/31 (a)	370,000	308,650
5.25%, 02/21/33 (a)	640,000	632,250
5.30%, 06/01/33 (a)	455,000	450,614
5.70%, 06/01/34 (a)(c)	355,000	360,453
4.88%, 07/20/35 (a)	200,000	187,964
4.78%, 03/25/38 (a)	1,445,000	1,300,543

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 09/15/39	145,000	147,801
4.13%, 04/01/40 (a)	280,000	227,814
5.30%, 12/05/43 (a)	270,000	242,943
5.13%, 07/20/45 (a)	950,000	829,606
5.05%, 03/25/48 (a)	2,325,000	1,985,550
5.63%, 02/21/53 (a)	400,000	365,808
5.88%, 06/01/53 (a)	350,000	330,687
6.05%, 06/01/54 (a)	295,000	286,424
6.00%, 06/01/63 (a)	200,000	189,006
Danaher Corp.
4.38%, 09/15/45 (a)	125,000	108,554
2.60%, 10/01/50 (a)	260,000	157,888
2.80%, 12/10/51 (a)	295,000	185,354
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	125,000	98,500
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	250,000	230,590
3.25%, 11/15/39 (a)	245,000	194,437
3.40%, 11/15/49 (a)	275,000	197,648
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	202,830
5.30%, 10/24/27 (a)	300,000	306,732
3.88%, 05/18/28 (a)	245,000	241,609
2.38%, 10/24/29 (a)	250,000	228,615
2.00%, 04/29/30 (a)	350,000	309,071
2.13%, 04/29/32 (a)	250,000	209,220
5.50%, 01/24/33 (a)	225,000	231,943
5.63%, 10/05/33 (a)	300,000	311,760
3.88%, 04/29/43 (a)	50,000	40,188
Diageo Investment Corp.
7.45%, 04/15/35	100,000	119,013
4.25%, 05/11/42	100,000	85,491
Dignity Health
4.50%, 11/01/42	135,000	115,009
5.27%, 11/01/64	75,000	67,725
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	159,998
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	200,000	197,672
Eli Lilly & Co.
4.50%, 02/09/27 (a)	300,000	301,989
5.50%, 03/15/27	75,000	76,963
3.10%, 05/15/27 (a)	150,000	146,768
4.15%, 08/14/27 (a)	200,000	200,130
4.55%, 02/12/28 (a)	300,000	302,967
4.50%, 02/09/29 (a)	300,000	302,532
3.38%, 03/15/29 (a)	305,000	295,270
4.20%, 08/14/29 (a)	300,000	298,350
4.75%, 02/12/30 (a)	375,000	380,719
4.90%, 02/12/32 (a)	300,000	304,509
4.70%, 02/27/33 (a)	300,000	300,336
4.70%, 02/09/34 (a)	465,000	460,317
4.60%, 08/14/34 (a)	300,000	295,035
5.10%, 02/12/35 (a)	375,000	382,444
3.70%, 03/01/45 (a)	155,000	125,373
3.95%, 05/15/47 (a)	205,000	169,402
3.95%, 03/15/49 (a)	350,000	281,396
2.25%, 05/15/50 (a)	425,000	244,120
4.88%, 02/27/53 (a)	450,000	414,643
5.00%, 02/09/54 (a)	430,000	404,454
5.05%, 08/14/54 (a)	375,000	354,529
5.50%, 02/12/55 (a)	375,000	379,661
4.15%, 03/15/59 (a)	205,000	163,381
2.50%, 09/15/60 (a)	305,000	168,171
4.95%, 02/27/63 (a)	255,000	232,675
5.10%, 02/09/64 (a)	475,000	443,555
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 08/14/64 (a)	25,000	23,738
5.60%, 02/12/65 (a)	200,000	201,942
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	230,000	224,793
4.38%, 05/15/28 (a)	280,000	279,650
2.38%, 12/01/29 (a)	200,000	181,082
2.60%, 04/15/30 (a)	250,000	226,127
1.95%, 03/15/31 (a)	165,000	140,849
4.65%, 05/15/33 (a)	200,000	194,400
5.00%, 02/14/34 (a)	270,000	267,937
4.38%, 06/15/45 (a)	185,000	153,411
4.15%, 03/15/47 (a)	135,000	106,151
3.13%, 12/01/49 (a)	110,000	70,950
5.15%, 05/15/53 (a)	150,000	142,374
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	220,000	189,394
5.75%, 03/15/35 (a)	150,000	151,493
6.20%, 03/15/55 (a)	100,000	101,362
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	600,000	445,602
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	95,000	73,742
Fred Hutchinson Cancer Center
4.97%, 01/01/52 (a)	95,000	88,657
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	525,000	539,149
4.80%, 08/14/29 (a)	100,000	100,420
5.86%, 03/15/30 (a)	350,000	365,683
5.91%, 11/22/32 (a)	500,000	527,640
6.38%, 11/22/52 (a)	370,000	402,183
General Mills, Inc.
4.70%, 01/30/27 (a)	25,000	25,094
3.20%, 02/10/27 (a)	400,000	391,224
4.20%, 04/17/28 (a)	475,000	470,516
4.88%, 01/30/30 (a)	200,000	200,948
2.88%, 04/15/30 (a)	350,000	320,799
2.25%, 10/14/31 (a)	200,000	171,112
4.95%, 03/29/33 (a)	300,000	297,258
5.25%, 01/30/35 (a)	225,000	225,090
4.15%, 02/15/43 (a)	25,000	20,554
4.70%, 04/17/48 (a)	50,000	43,614
3.00%, 02/01/51 (a)	456,000	292,273
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	390,000	380,008
1.20%, 10/01/27 (a)	300,000	278,049
4.80%, 11/15/29 (a)	200,000	202,012
1.65%, 10/01/30 (a)	50,000	42,808
5.25%, 10/15/33 (a)	300,000	306,930
5.10%, 06/15/35 (a)	300,000	301,290
4.60%, 09/01/35 (a)	330,000	318,513
4.00%, 09/01/36 (a)	300,000	270,759
2.60%, 10/01/40 (a)	275,000	196,158
5.65%, 12/01/41 (a)	325,000	329,751
4.80%, 04/01/44 (a)	515,000	470,015
4.50%, 02/01/45 (a)	525,000	458,293
4.75%, 03/01/46 (a)	685,000	616,411
4.15%, 03/01/47 (a)	555,000	455,955
2.80%, 10/01/50 (a)	350,000	219,611
5.55%, 10/15/53 (a)	285,000	283,888
5.50%, 11/15/54 (a)	300,000	296,820
5.60%, 11/15/64 (a)	220,000	217,650
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	285,000	274,281
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	505,000	498,627
4.50%, 04/15/30 (a)	250,000	250,125
5.38%, 04/15/34	205,000	212,200

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 04/15/35 (a)	200,000	198,214
6.38%, 05/15/38	775,000	855,391
4.20%, 03/18/43	175,000	151,013
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	240,000	169,622
4.21%, 07/01/48 (a)	140,000	116,865
2.88%, 09/01/50 (a)	145,000	93,483
4.50%, 07/01/57 (a)	100,000	84,733
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	500,000	490,245
3.38%, 03/24/29 (a)	350,000	334,677
3.63%, 03/24/32 (a)	500,000	460,335
4.00%, 03/24/52 (a)	300,000	232,311
Hartford HealthCare Corp.
3.45%, 07/01/54	155,000	110,489
Hasbro, Inc.
3.55%, 11/19/26 (a)	200,000	196,366
3.50%, 09/15/27 (a)	175,000	170,107
3.90%, 11/19/29 (a)	250,000	237,785
6.35%, 03/15/40	200,000	205,882
5.10%, 05/15/44 (a)	125,000	108,623
HCA, Inc.
5.25%, 06/15/26 (a)	470,000	471,429
5.38%, 09/01/26 (a)	420,000	422,373
4.50%, 02/15/27 (a)	350,000	348,922
3.13%, 03/15/27 (a)	360,000	349,970
5.20%, 06/01/28 (a)	350,000	354,364
5.63%, 09/01/28 (a)	420,000	429,702
5.88%, 02/01/29 (a)	300,000	309,324
3.38%, 03/15/29 (a)	265,000	250,706
4.13%, 06/15/29 (a)	575,000	558,503
5.25%, 03/01/30 (a)	150,000	151,803
3.50%, 09/01/30 (a)	785,000	728,731
5.45%, 04/01/31 (a)	550,000	558,789
2.38%, 07/15/31 (a)	310,000	264,030
5.50%, 03/01/32 (a)	200,000	201,946
3.63%, 03/15/32 (a)	550,000	497,519
5.50%, 06/01/33 (a)	380,000	381,543
5.60%, 04/01/34 (a)	475,000	477,446
5.45%, 09/15/34 (a)	250,000	247,797
5.75%, 03/01/35 (a)	450,000	454,162
5.13%, 06/15/39 (a)	300,000	278,439
4.38%, 03/15/42 (a)	160,000	132,402
5.50%, 06/15/47 (a)	445,000	410,330
5.25%, 06/15/49 (a)	600,000	528,018
4.63%, 03/15/52 (a)	600,000	477,282
5.90%, 06/01/53 (a)	355,000	339,490
6.00%, 04/01/54 (a)	450,000	435,933
5.95%, 09/15/54 (a)	250,000	240,315
6.20%, 03/01/55 (a)	350,000	347,672
6.10%, 04/01/64 (a)	250,000	241,347
Hershey Co.
2.30%, 08/15/26 (a)	255,000	248,717
4.55%, 02/24/28 (a)	150,000	151,388
2.45%, 11/15/29 (a)	100,000	91,954
4.75%, 02/24/30 (a)	150,000	151,838
1.70%, 06/01/30 (a)	55,000	47,878
4.95%, 02/24/32 (a)	150,000	151,578
4.50%, 05/04/33 (a)	210,000	205,790
5.10%, 02/24/35 (a)	150,000	151,254
3.13%, 11/15/49 (a)	160,000	108,994
2.65%, 06/01/50 (a)	140,000	86,457
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	155,000	118,653
Hormel Foods Corp.
4.80%, 03/30/27 (a)	150,000	151,497
1.70%, 06/03/28 (a)	220,000	203,051
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.80%, 06/11/30 (a)	250,000	218,418
3.05%, 06/03/51 (a)	170,000	112,101
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	204,306
5.85%, 05/08/29 (a)	160,000	165,203
6.00%, 05/08/34 (a)	200,000	204,488
Illumina, Inc.
5.75%, 12/13/27 (a)	210,000	214,838
2.55%, 03/23/31 (a)	260,000	224,396
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	111,922
2.85%, 11/01/51 (a)	50,000	31,941
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	147,150
2.90%, 06/01/30 (a)	190,000	174,371
3.90%, 06/01/50 (a)	115,000	86,807
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	140,000	103,596
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	130,000	97,262
IQVIA, Inc.
5.70%, 05/15/28 (a)	335,000	341,827
6.25%, 02/01/29 (a)	200,000	208,744
J.M. Smucker Co.
5.90%, 11/15/28 (a)	300,000	313,857
2.38%, 03/15/30 (a)	200,000	179,724
2.13%, 03/15/32 (a)	150,000	124,895
6.20%, 11/15/33 (a)	315,000	335,503
4.25%, 03/15/35	200,000	185,080
6.50%, 11/15/43 (a)	200,000	215,090
4.38%, 03/15/45	210,000	175,130
6.50%, 11/15/53 (a)	290,000	314,105
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27 (a)	300,000	288,798
5.13%, 02/01/28 (a)	310,000	313,398
5.50%, 01/15/30 (a)	380,000	386,661
3.75%, 12/01/31 (a)	215,000	196,938
3.63%, 01/15/32 (a)	235,000	211,977
3.00%, 05/15/32 (a)	350,000	301,553
5.75%, 04/01/33 (a)	300,000	305,298
6.75%, 03/15/34 (a)	500,000	540,625
4.38%, 02/02/52 (a)	335,000	260,315
6.50%, 12/01/52 (a)	475,000	495,216
7.25%, 11/15/53 (a)	315,000	356,567
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(d)	200,000	205,778
6.38%, 02/25/55 (a)(d)	200,000	206,184
Johnson & Johnson
2.95%, 03/03/27 (a)	300,000	294,207
0.95%, 09/01/27 (a)	450,000	418,473
2.90%, 01/15/28 (a)	350,000	339,174
4.55%, 03/01/28 (a)	250,000	252,820
4.80%, 06/01/29 (a)	300,000	306,249
6.95%, 09/01/29	200,000	221,942
4.70%, 03/01/30 (a)	300,000	305,196
1.30%, 09/01/30 (a)	475,000	407,483
4.90%, 06/01/31 (a)	325,000	332,966
4.85%, 03/01/32 (a)	375,000	380,962
4.95%, 05/15/33	175,000	180,021
4.38%, 12/05/33 (a)	260,000	257,145
4.95%, 06/01/34 (a)	160,000	164,018
5.00%, 03/01/35 (a)	375,000	381,877
3.55%, 03/01/36 (a)	317,000	284,213
3.63%, 03/03/37 (a)	500,000	445,380
5.95%, 08/15/37	300,000	330,396

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 01/15/38 (a)	355,000	303,685
5.85%, 07/15/38	232,000	252,864
2.10%, 09/01/40 (a)	350,000	241,356
4.50%, 09/01/40	90,000	85,916
4.85%, 05/15/41	150,000	147,915
4.50%, 12/05/43 (a)	200,000	186,058
3.70%, 03/01/46 (a)	615,000	497,535
3.75%, 03/03/47 (a)	300,000	241,776
3.50%, 01/15/48 (a)	260,000	200,481
2.25%, 09/01/50 (a)	320,000	187,766
5.25%, 06/01/54 (a)	250,000	251,367
2.45%, 09/01/60 (a)	225,000	125,647
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	200,000	195,446
2.81%, 06/01/41 (a)	425,000	305,464
4.88%, 04/01/42	180,000	168,230
4.15%, 05/01/47 (a)	410,000	340,841
3.27%, 11/01/49 (a)	250,000	174,405
3.00%, 06/01/51 (a)	480,000	313,114
Kellanova
3.25%, 04/01/26	300,000	296,616
4.30%, 05/15/28 (a)	250,000	249,080
2.10%, 06/01/30 (a)	250,000	221,802
7.45%, 04/01/31	200,000	226,608
4.50%, 04/01/46	261,000	224,222
5.75%, 05/16/54 (a)	145,000	146,314
Kenvue, Inc.
5.05%, 03/22/28 (a)	350,000	357,647
5.00%, 03/22/30 (a)	255,000	260,327
4.90%, 03/22/33 (a)	400,000	400,848
5.10%, 03/22/43 (a)	275,000	264,638
5.05%, 03/22/53 (a)	400,000	375,068
5.20%, 03/22/63 (a)	200,000	186,576
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	150,000	146,139
5.10%, 03/15/27 (a)	200,000	202,292
3.43%, 06/15/27 (a)	200,000	195,582
4.60%, 05/25/28 (a)	410,000	410,533
5.05%, 03/15/29 (a)	225,000	228,055
3.95%, 04/15/29 (a)	150,000	146,055
3.20%, 05/01/30 (a)	315,000	292,896
4.05%, 04/15/32 (a)	225,000	213,971
4.50%, 11/15/45 (a)	165,000	140,001
4.42%, 12/15/46 (a)	240,000	200,342
5.09%, 05/25/48 (a)	100,000	90,152
3.80%, 05/01/50 (a)	350,000	261,292
4.50%, 04/15/52 (a)	400,000	333,712
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	200,000	185,462
3.95%, 11/01/28 (a)	200,000	198,014
3.20%, 04/25/29 (a)	225,000	216,007
3.10%, 03/26/30 (a)	200,000	187,704
2.00%, 11/02/31 (a)	190,000	164,190
6.63%, 08/01/37	325,000	373,997
5.30%, 03/01/41	200,000	200,816
3.20%, 07/30/46 (a)	160,000	114,027
3.90%, 05/04/47 (a)	50,000	40,117
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	123,000	125,234
Koninklijke Philips NV
6.88%, 03/11/38	217,000	239,668
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	491,135
4.63%, 01/30/29 (a)	120,000	120,275
3.75%, 04/01/30 (a)	250,000	239,370
4.25%, 03/01/31 (a)	250,000	242,902
5.20%, 03/15/32 (a)	150,000	151,644
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 03/15/32	225,000	245,259
5.40%, 03/15/35 (a)	150,000	151,290
5.00%, 07/15/35 (a)	300,000	295,698
6.88%, 01/26/39	250,000	278,040
4.63%, 10/01/39 (a)	125,000	113,443
6.50%, 02/09/40	200,000	215,392
5.00%, 06/04/42	350,000	318,846
5.20%, 07/15/45 (a)	460,000	422,105
4.38%, 06/01/46 (a)	710,000	580,936
4.88%, 10/01/49 (a)	325,000	281,733
5.50%, 06/01/50 (a)	300,000	283,461
Kroger Co.
2.65%, 10/15/26 (a)	200,000	194,500
3.70%, 08/01/27 (a)	150,000	147,507
4.50%, 01/15/29 (a)	200,000	199,488
2.20%, 05/01/30 (a)	150,000	133,131
1.70%, 01/15/31 (a)	200,000	168,564
7.50%, 04/01/31	235,000	266,539
5.00%, 09/15/34 (a)	650,000	635,934
6.90%, 04/15/38	90,000	101,310
5.40%, 07/15/40 (a)	50,000	49,223
5.00%, 04/15/42 (a)	185,000	172,612
5.15%, 08/01/43 (a)	127,000	118,492
3.88%, 10/15/46 (a)	110,000	84,094
4.45%, 02/01/47 (a)	350,000	291,172
4.65%, 01/15/48 (a)	150,000	128,003
5.40%, 01/15/49 (a)	120,000	113,462
3.95%, 01/15/50 (a)	220,000	166,973
5.50%, 09/15/54 (a)	500,000	472,550
5.65%, 09/15/64 (a)	445,000	420,627
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	121,000	116,911
3.60%, 09/01/27 (a)	200,000	195,898
2.95%, 12/01/29 (a)	200,000	185,136
4.35%, 04/01/30 (a)	100,000	97,984
2.70%, 06/01/31 (a)	215,000	189,854
4.80%, 10/01/34 (a)	380,000	366,050
4.70%, 02/01/45 (a)	250,000	217,205
Mass General Brigham, Inc.
3.19%, 07/01/49 (a)	205,000	142,196
4.12%, 07/01/55	100,000	79,922
3.34%, 07/01/60 (a)	130,000	86,459
Mattel, Inc.
5.45%, 11/01/41 (a)	120,000	110,382
Mayo Clinic
3.77%, 11/15/43	125,000	103,434
4.00%, 11/15/47	115,000	94,776
4.13%, 11/15/52	110,000	91,011
3.20%, 11/15/61 (a)	90,000	57,764
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	250,000	244,480
2.50%, 04/15/30 (a)	200,000	179,794
4.95%, 04/15/33 (a)	150,000	148,421
4.20%, 08/15/47 (a)	300,000	246,834
McKesson Corp.
1.30%, 08/15/26 (a)	260,000	249,670
4.90%, 07/15/28 (a)	145,000	147,417
5.10%, 07/15/33 (a)	50,000	50,697
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	129,839
Mead Johnson Nutrition Co.
5.90%, 11/01/39	125,000	131,958
4.60%, 06/01/44 (a)	215,000	189,566
MedStar Health, Inc.
3.63%, 08/15/49	110,000	79,921

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	375,000	366,585
Medtronic, Inc.
4.38%, 03/15/35	600,000	577,044
4.00%, 04/01/43 (a)	50,000	43,211
4.63%, 03/15/45	500,000	448,795
Memorial Health Services
3.45%, 11/01/49 (a)	140,000	101,046
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	124,978
2.96%, 01/01/50 (a)	175,000	115,425
4.13%, 07/01/52	120,000	97,354
4.20%, 07/01/55	140,000	114,129
Merck & Co., Inc.
1.70%, 06/10/27 (a)	450,000	427,234
4.05%, 05/17/28 (a)	190,000	189,460
1.90%, 12/10/28 (a)	320,000	294,317
3.40%, 03/07/29 (a)	505,000	487,961
4.30%, 05/17/30 (a)	200,000	199,112
1.45%, 06/24/30 (a)	350,000	301,052
2.15%, 12/10/31 (a)	500,000	430,675
4.50%, 05/17/33 (a)	425,000	417,652
6.50%, 12/01/33 (h)	260,000	290,503
6.55%, 09/15/37	180,000	204,440
3.90%, 03/07/39 (a)	295,000	256,376
2.35%, 06/24/40 (a)	300,000	210,180
3.60%, 09/15/42 (a)	215,000	170,566
4.15%, 05/18/43	350,000	298,560
4.90%, 05/17/44 (a)	300,000	282,228
3.70%, 02/10/45 (a)	555,000	438,417
4.00%, 03/07/49 (a)	450,000	360,823
2.45%, 06/24/50 (a)	350,000	206,518
2.75%, 12/10/51 (a)	575,000	357,213
5.00%, 05/17/53 (a)	435,000	402,519
2.90%, 12/10/61 (a)	300,000	175,479
5.15%, 05/17/63 (a)	215,000	200,352
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	135,000	142,434
5.75%, 11/15/36	200,000	214,288
Methodist Hospital
2.71%, 12/01/50 (a)	190,000	117,914
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	690,000	677,373
5.00%, 05/01/42	325,000	299,221
4.20%, 07/15/46 (a)	450,000	362,745
Mondelez International, Inc.
2.63%, 03/17/27 (a)	250,000	241,527
4.75%, 02/20/29 (a)	150,000	151,817
2.75%, 04/13/30 (a)	275,000	251,102
1.50%, 02/04/31 (a)	205,000	171,991
1.88%, 10/15/32 (a)	225,000	185,198
4.75%, 08/28/34 (a)	100,000	97,830
2.63%, 09/04/50 (a)	300,000	178,545
Montefiore Obligated Group
5.25%, 11/01/48	140,000	119,753
4.29%, 09/01/50	135,000	95,974
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	140,000	105,197
Mount Sinai Hospital
3.98%, 07/01/48	135,000	100,009
3.74%, 07/01/49 (a)	140,000	94,829
3.39%, 07/01/50 (a)	115,000	70,916
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	60,594
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mylan, Inc.
4.55%, 04/15/28 (a)	240,000	234,996
5.40%, 11/29/43 (a)	150,000	125,444
5.20%, 04/15/48 (a)	225,000	175,340
MyMichigan Health
3.41%, 06/01/50 (a)	160,000	114,618
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	69,739
4.02%, 08/01/45	325,000	270,800
4.06%, 08/01/56	105,000	82,755
2.61%, 08/01/60 (a)	15,000	8,388
3.95%, 08/01/19 (a)	45,000	31,522
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	170,000	132,423
4.26%, 11/01/47 (a)	260,000	210,704
3.81%, 11/01/49 (a)	145,000	108,276
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	76,535
Novant Health, Inc.
3.17%, 11/01/51 (a)	205,000	136,514
3.32%, 11/01/61 (a)	120,000	77,246
Novartis Capital Corp.
2.00%, 02/14/27 (a)	200,000	192,704
3.10%, 05/17/27 (a)	350,000	342,856
3.80%, 09/18/29 (a)	300,000	293,799
2.20%, 08/14/30 (a)	470,000	420,429
4.00%, 09/18/31 (a)	315,000	306,060
4.20%, 09/18/34 (a)	675,000	644,220
3.70%, 09/21/42	160,000	131,002
4.40%, 05/06/44	560,000	500,024
4.00%, 11/20/45 (a)	425,000	355,534
2.75%, 08/14/50 (a)	50,000	32,428
4.70%, 09/18/54 (a)	200,000	180,312
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	125,000	76,881
NYU Langone Hospitals
5.75%, 07/01/43	160,000	166,072
4.78%, 07/01/44	120,000	111,379
4.37%, 07/01/47 (a)	130,000	111,852
3.38%, 07/01/55 (a)(c)	175,000	120,876
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	125,000	100,188
OhioHealth Corp.
2.30%, 11/15/31 (a)	165,000	143,657
2.83%, 11/15/41 (a)	100,000	72,737
3.04%, 11/15/50 (a)	150,000	102,051
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	170,000	139,072
3.33%, 10/01/50 (a)	125,000	89,650
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	125,000	107,266
3.22%, 11/15/50 (a)	175,000	114,877
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	175,000	176,612
4.55%, 02/16/29 (a)	150,000	150,987
4.70%, 02/16/34 (a)	150,000	147,498
PepsiCo, Inc.
2.38%, 10/06/26 (a)	405,000	394,596
5.13%, 11/10/26 (a)	90,000	91,265
2.63%, 03/19/27 (a)	175,000	170,289
3.00%, 10/15/27 (a)	500,000	486,140
3.60%, 02/18/28 (a)	300,000	295,812
7.00%, 03/01/29	200,000	219,894
4.50%, 07/17/29 (a)	200,000	202,020
2.63%, 07/29/29 (a)	300,000	280,329

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 02/07/30 (a)	300,000	302,700
2.75%, 03/19/30 (a)	500,000	462,370
1.63%, 05/01/30 (a)	295,000	257,438
1.40%, 02/25/31 (a)	350,000	294,126
1.95%, 10/21/31 (a)	460,000	392,702
3.90%, 07/18/32 (a)	400,000	381,564
4.45%, 02/15/33 (a)(c)	300,000	299,910
4.80%, 07/17/34 (a)	150,000	149,901
5.00%, 02/07/35 (a)	375,000	378,551
3.50%, 03/19/40 (a)	260,000	215,179
2.63%, 10/21/41 (a)	50,000	35,326
4.00%, 03/05/42	260,000	221,138
3.60%, 08/13/42	145,000	116,122
4.45%, 04/14/46 (a)	375,000	330,405
3.45%, 10/06/46 (a)	200,000	150,376
4.00%, 05/02/47 (a)	225,000	184,907
3.38%, 07/29/49 (a)	225,000	163,292
2.88%, 10/15/49 (a)	450,000	296,721
3.63%, 03/19/50 (a)	375,000	282,690
2.75%, 10/21/51 (a)	285,000	179,447
4.20%, 07/18/52 (a)	155,000	128,032
4.65%, 02/15/53 (a)	25,000	22,151
5.25%, 07/17/54 (a)	170,000	166,102
3.88%, 03/19/60 (a)	120,000	91,284
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	825,000	826,345
4.45%, 05/19/28 (a)	1,125,000	1,127,227
4.65%, 05/19/30 (a)	800,000	804,328
4.75%, 05/19/33 (a)	1,455,000	1,439,621
5.11%, 05/19/43 (a)	890,000	849,247
5.30%, 05/19/53 (a)	1,795,000	1,705,340
5.34%, 05/19/63 (a)	1,080,000	1,005,415
Pfizer, Inc.
2.75%, 06/03/26	465,000	457,365
3.00%, 12/15/26	500,000	490,000
3.60%, 09/15/28 (a)	310,000	304,386
3.45%, 03/15/29 (a)	505,000	489,087
2.63%, 04/01/30 (a)	350,000	320,540
1.70%, 05/28/30 (a)	250,000	218,240
1.75%, 08/18/31 (a)	300,000	254,448
4.00%, 12/15/36	250,000	227,880
4.10%, 09/15/38 (a)	200,000	178,354
3.90%, 03/15/39 (a)	300,000	259,200
7.20%, 03/15/39	805,000	951,397
2.55%, 05/28/40 (a)	380,000	270,203
5.60%, 09/15/40	140,000	143,256
4.40%, 05/15/44	350,000	306,736
4.13%, 12/15/46	465,000	381,212
4.20%, 09/15/48 (a)	325,000	266,786
4.00%, 03/15/49 (a)	395,000	312,872
2.70%, 05/28/50 (a)	250,000	154,655
Pharmacia LLC
6.60%, 12/01/28	320,000	343,290
Philip Morris International, Inc.
0.88%, 05/01/26 (a)	250,000	240,877
4.75%, 02/12/27	25,000	25,191
3.13%, 08/17/27 (a)	50,000	48,762
4.38%, 11/01/27	255,000	254,931
5.13%, 11/17/27 (a)	500,000	508,705
4.88%, 02/15/28 (a)	435,000	440,725
3.13%, 03/02/28 (a)	250,000	241,195
5.25%, 09/07/28 (a)	100,000	102,473
4.88%, 02/13/29 (a)	250,000	252,762
3.38%, 08/15/29 (a)	405,000	386,540
4.63%, 11/01/29 (a)	255,000	255,813
5.63%, 11/17/29 (a)	400,000	417,168
5.13%, 02/15/30 (a)	600,000	612,270
2.10%, 05/01/30 (a)	330,000	292,284
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 09/07/30 (a)	200,000	208,106
1.75%, 11/01/30 (a)	265,000	227,661
5.13%, 02/13/31 (a)	250,000	254,385
4.75%, 11/01/31 (a)	200,000	199,476
5.75%, 11/17/32 (a)	475,000	497,391
5.38%, 02/15/33 (a)	500,000	510,330
5.63%, 09/07/33 (a)	360,000	373,504
5.25%, 02/13/34 (a)	500,000	504,700
4.90%, 11/01/34 (a)	200,000	196,626
6.38%, 05/16/38	400,000	439,420
4.38%, 11/15/41	250,000	215,880
4.50%, 03/20/42	250,000	219,630
3.88%, 08/21/42	250,000	200,985
4.13%, 03/04/43	250,000	206,243
4.88%, 11/15/43	280,000	254,881
4.25%, 11/10/44	350,000	293,317
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	185,000	154,734
2.72%, 01/01/42 (a)	90,000	63,173
2.86%, 01/01/52 (a)	155,000	96,432
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	250,000	235,400
3.50%, 03/01/32 (a)	275,000	242,423
6.25%, 07/01/33 (a)	350,000	363,240
6.88%, 05/15/34 (a)	200,000	216,036
Polaris, Inc.
6.95%, 03/15/29 (a)	150,000	157,422
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	92,036
Procter & Gamble Co.
2.45%, 11/03/26	375,000	365,685
1.90%, 02/01/27	250,000	241,097
2.80%, 03/25/27	200,000	195,350
2.85%, 08/11/27	275,000	267,542
3.95%, 01/26/28	275,000	275,016
3.00%, 03/25/30	500,000	470,775
1.20%, 10/29/30	375,000	318,229
1.95%, 04/23/31	325,000	284,680
2.30%, 02/01/32	275,000	242,960
4.05%, 01/26/33	250,000	244,257
4.55%, 01/29/34	295,000	293,790
5.80%, 08/15/34	265,000	287,453
5.55%, 03/05/37	115,000	122,253
3.55%, 03/25/40	210,000	177,452
3.50%, 10/25/47	150,000	116,796
3.60%, 03/25/50	150,000	114,980
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	210,000	191,394
5.40%, 10/01/33 (a)	160,000	161,525
3.74%, 10/01/47	142,000	104,895
3.93%, 10/01/48 (a)	100,000	75,834
2.70%, 10/01/51 (a)	225,000	130,102
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	91,728
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	100,000	98,880
4.20%, 06/30/29 (a)	350,000	344,676
2.95%, 06/30/30 (a)	200,000	183,800
2.80%, 06/30/31 (a)	220,000	195,631
6.40%, 11/30/33 (a)	250,000	270,952
5.00%, 12/15/34 (a)	250,000	246,177
4.70%, 03/30/45 (a)	100,000	88,013
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	140,000	94,710
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	319,976
2.80%, 09/15/50 (a)	250,000	147,890

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revvity, Inc.
1.90%, 09/15/28 (a)	150,000	136,931
3.30%, 09/15/29 (a)	250,000	234,205
2.55%, 03/15/31 (a)	75,000	65,105
2.25%, 09/15/31 (a)	265,000	223,517
3.63%, 03/15/51 (a)	125,000	87,889
Reynolds American, Inc.
5.70%, 08/15/35 (a)	200,000	201,356
7.25%, 06/15/37	125,000	139,028
6.15%, 09/15/43	175,000	174,857
5.85%, 08/15/45 (a)	710,000	678,256
Royalty Pharma PLC
1.75%, 09/02/27 (a)	335,000	312,759
5.15%, 09/02/29 (a)	245,000	246,835
2.15%, 09/02/31 (a)	175,000	146,804
5.40%, 09/02/34 (a)	150,000	148,308
3.30%, 09/02/40 (a)	300,000	221,823
3.55%, 09/02/50 (a)	380,000	254,532
3.35%, 09/02/51 (a)	265,000	168,479
5.90%, 09/02/54 (a)	100,000	95,724
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	145,586
Sanofi SA
3.63%, 06/19/28 (a)	275,000	270,124
Seattle Children's Hospital
2.72%, 10/01/50 (a)	135,000	85,386
Sentara Health
2.93%, 11/01/51 (a)	100,000	64,500
Sharp HealthCare
2.68%, 08/01/50 (a)	100,000	63,144
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	500,000	490,940
Smith & Nephew PLC
5.15%, 03/20/27 (a)	110,000	111,065
2.03%, 10/14/30 (a)	270,000	232,829
5.40%, 03/20/34 (a)	200,000	200,584
Solventum Corp.
5.45%, 02/25/27 (a)	260,000	263,840
5.40%, 03/01/29 (a)	400,000	408,252
5.45%, 03/13/31 (a)	275,000	280,470
5.60%, 03/23/34 (a)	460,000	466,744
5.90%, 04/30/54 (a)	350,000	346,395
6.00%, 05/15/64 (a)	150,000	147,782
SSM Health Care Corp.
4.89%, 06/01/28 (a)	200,000	202,150
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	93,995
3.80%, 11/15/48 (a)	150,000	117,344
3.03%, 08/15/51 (a)	100,000	66,414
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	250,000	221,685
3.75%, 03/15/51 (a)	200,000	144,614
Stryker Corp.
4.55%, 02/10/27	200,000	200,406
4.70%, 02/10/28 (a)	200,000	201,370
3.65%, 03/07/28 (a)	150,000	146,754
4.25%, 09/11/29 (a)	225,000	222,491
4.85%, 02/10/30 (a)	200,000	202,042
1.95%, 06/15/30 (a)	300,000	263,178
4.63%, 09/11/34 (a)	200,000	194,928
5.20%, 02/10/35 (a)	300,000	302,883
4.10%, 04/01/43 (a)	115,000	96,177
4.38%, 05/15/44 (a)	105,000	90,551
4.63%, 03/15/46 (a)	280,000	249,514
2.90%, 06/15/50 (a)	200,000	131,732
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Summa Health
3.51%, 11/15/51 (a)	150,000	110,385
Sutter Health
3.70%, 08/15/28 (a)	50,000	48,785
2.29%, 08/15/30 (a)	250,000	222,000
5.16%, 08/15/33 (a)	150,000	151,392
3.16%, 08/15/40 (a)	165,000	126,712
4.09%, 08/15/48 (a)	105,000	85,638
3.36%, 08/15/50 (a)	200,000	140,904
5.55%, 08/15/53 (a)	45,000	45,397
Sysco Corp.
3.30%, 07/15/26 (a)	250,000	246,285
3.25%, 07/15/27 (a)	300,000	292,134
5.75%, 01/17/29 (a)	150,000	155,751
2.40%, 02/15/30 (a)	200,000	179,930
5.95%, 04/01/30 (a)	200,000	209,724
5.10%, 09/23/30 (a)	275,000	279,320
2.45%, 12/14/31 (a)	150,000	129,342
5.40%, 03/23/35 (a)	175,000	176,220
5.38%, 09/21/35	200,000	202,692
6.60%, 04/01/40 (a)	170,000	186,138
4.85%, 10/01/45 (a)	175,000	155,559
4.50%, 04/01/46 (a)	150,000	125,426
4.45%, 03/15/48 (a)	175,000	143,540
3.30%, 02/15/50 (a)	215,000	144,282
6.60%, 04/01/50 (a)	380,000	412,984
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	500,000	506,730
2.05%, 03/31/30 (a)	800,000	706,584
5.30%, 07/05/34 (a)	205,000	207,421
3.03%, 07/09/40 (a)	450,000	336,397
5.65%, 07/05/44 (a)	200,000	199,766
3.18%, 07/09/50 (a)	595,000	391,516
5.65%, 07/05/54 (a)	200,000	195,850
3.38%, 07/09/60 (a)	300,000	191,853
5.80%, 07/05/64 (a)	200,000	196,340
Texas Health Resources
4.33%, 11/15/55	100,000	83,817
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	295,000	297,502
5.00%, 12/05/26 (a)	300,000	303,168
4.80%, 11/21/27 (a)	100,000	101,305
1.75%, 10/15/28 (a)	200,000	183,256
5.00%, 01/31/29 (a)(c)	325,000	332,322
2.60%, 10/01/29 (a)	260,000	240,768
4.98%, 08/10/30 (a)	250,000	255,205
2.00%, 10/15/31 (a)	520,000	445,307
4.95%, 11/21/32 (a)	200,000	202,462
5.09%, 08/10/33 (a)	300,000	303,753
5.20%, 01/31/34 (a)	200,000	203,418
2.80%, 10/15/41 (a)	225,000	161,352
5.30%, 02/01/44 (a)	148,000	145,201
4.10%, 08/15/47 (a)	235,000	194,040
Toledo Hospital
5.75%, 11/15/38 (a)	430,000	429,978
Trinity Health Corp.
2.63%, 12/01/40 (a)	140,000	102,085
4.13%, 12/01/45	175,000	146,827
3.43%, 12/01/48	125,000	95,220
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	420,000	411,701
4.35%, 03/01/29 (a)	365,000	359,463
5.40%, 03/15/29 (a)	200,000	204,584
5.70%, 03/15/34 (a)	250,000	256,042
4.88%, 08/15/34 (a)	250,000	242,202
5.15%, 08/15/44 (a)	175,000	161,333

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 06/02/47 (a)	220,000	184,433
5.10%, 09/28/48 (a)	335,000	302,244
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	125,000	116,836
Unilever Capital Corp.
2.00%, 07/28/26	270,000	262,713
2.90%, 05/05/27 (a)	445,000	433,879
3.50%, 03/22/28 (a)	350,000	343,455
2.13%, 09/06/29 (a)	200,000	182,430
1.38%, 09/14/30 (a)	195,000	166,121
1.75%, 08/12/31 (a)	300,000	255,075
5.90%, 11/15/32	325,000	351,370
5.00%, 12/08/33 (a)	200,000	203,214
4.63%, 08/12/34 (a)	300,000	295,251
2.63%, 08/12/51 (a)	160,000	98,459
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	265,000	253,722
2.65%, 10/15/30 (a)	250,000	219,322
2.65%, 01/15/32 (a)	150,000	125,531
5.05%, 10/15/34 (a)	150,000	142,203
UPMC
5.38%, 05/15/43 (a)	205,000	198,957
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	585,000	577,307
5.25%, 06/15/46 (a)	300,000	239,379
Viatris, Inc.
2.30%, 06/22/27 (a)	200,000	188,356
2.70%, 06/22/30 (a)	430,000	374,379
3.85%, 06/22/40 (a)	355,000	258,699
4.00%, 06/22/50 (a)	475,000	311,120
WakeMed
3.29%, 10/01/52 (a)	95,000	64,974
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	145,000	94,218
Whirlpool Corp.
4.75%, 02/26/29 (a)	270,000	266,144
2.40%, 05/15/31 (a)	110,000	92,418
4.70%, 05/14/32 (a)	130,000	121,168
5.50%, 03/01/33 (a)	120,000	117,937
5.75%, 03/01/34 (a)	105,000	102,821
4.50%, 06/01/46 (a)	120,000	90,032
4.60%, 05/15/50 (a)	85,000	63,715
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	125,000	109,506
3.07%, 03/01/51 (a)	145,000	92,552
Wyeth LLC
6.50%, 02/01/34	170,000	188,144
6.00%, 02/15/36	275,000	295,545
5.95%, 04/01/37	550,000	582,730
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	88,932
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	200,000	200,678
2.60%, 11/24/31 (a)	465,000	406,201
5.20%, 09/15/34 (a)	200,000	199,398
5.50%, 02/19/35 (a)	200,000	203,650
4.45%, 08/15/45 (a)	149,000	125,991
Zoetis, Inc.
3.00%, 09/12/27 (a)	340,000	328,746
3.90%, 08/20/28 (a)	220,000	216,113
4.70%, 02/01/43 (a)	425,000	386,236
3.95%, 09/12/47 (a)	175,000	139,057
4.45%, 08/20/48 (a)	150,000	128,049
3.00%, 05/15/50 (a)	115,000	75,969
		309,369,422
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 1.7%
APA Corp.
4.25%, 01/15/30 (a)(d)	325,000	309,315
5.10%, 09/01/40 (a)(d)	210,000	182,788
5.35%, 07/01/49 (a)(d)	120,000	99,592
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	291,885
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	200,000	192,716
3.34%, 12/15/27 (a)	400,000	390,928
3.14%, 11/07/29 (a)	150,000	141,297
4.49%, 05/01/30 (a)	270,000	268,024
4.08%, 12/15/47 (a)	380,000	300,010
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	200,000	202,152
4.45%, 07/15/27 (a)	260,000	258,456
4.80%, 05/03/29 (a)	160,000	160,189
3.40%, 02/15/31 (a)	275,000	250,726
3.60%, 09/01/32 (a)	200,000	178,548
BP Capital Markets America, Inc.
3.12%, 05/04/26 (a)	300,000	295,971
3.02%, 01/16/27 (a)	325,000	317,717
3.54%, 04/06/27 (a)	160,000	157,565
3.59%, 04/14/27 (a)	250,000	246,515
5.02%, 11/17/27 (a)	315,000	320,191
3.94%, 09/21/28 (a)	325,000	319,676
4.23%, 11/06/28 (a)	550,000	545,369
4.70%, 04/10/29 (a)	345,000	347,425
4.97%, 10/17/29 (a)	200,000	203,620
3.63%, 04/06/30 (a)	340,000	324,472
1.75%, 08/10/30 (a)	425,000	367,123
2.72%, 01/12/32 (a)	745,000	654,065
4.81%, 02/13/33 (a)	600,000	590,406
4.89%, 09/11/33 (a)	460,000	453,376
4.99%, 04/10/34 (a)	330,000	326,776
5.23%, 11/17/34 (a)	250,000	251,332
3.06%, 06/17/41 (a)	435,000	319,803
3.00%, 02/24/50 (a)	625,000	404,300
2.77%, 11/10/50 (a)	530,000	325,192
2.94%, 06/04/51 (a)	755,000	476,020
3.00%, 03/17/52 (a)	400,000	253,696
3.38%, 02/08/61 (a)	605,000	390,449
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	439,240
3.72%, 11/28/28 (a)	250,000	243,915
Burlington Resources LLC
7.20%, 08/15/31	220,000	248,732
5.95%, 10/15/36	90,000	95,765
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	196,828
5.00%, 12/15/29 (a)(d)	230,000	229,933
2.95%, 07/15/30 (a)	250,000	225,630
7.20%, 01/15/32	205,000	225,664
6.45%, 06/30/33	195,000	207,035
5.85%, 02/01/35	175,000	177,692
6.50%, 02/15/37	140,000	147,284
6.25%, 03/15/38	300,000	311,886
6.75%, 02/01/39	100,000	108,443
4.95%, 06/01/47 (a)	235,000	203,216
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	225,000	223,364
2.65%, 01/15/32 (a)	100,000	84,543
5.25%, 06/15/37 (a)	99,000	95,598
6.75%, 11/15/39	225,000	242,647
5.40%, 06/15/47 (a)	175,000	156,067
3.75%, 02/15/52 (a)	225,000	154,526

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	370,000	373,067
3.70%, 11/15/29 (a)	325,000	310,274
2.74%, 12/31/39 (a)	200,000	161,002
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	425,000	414,341
4.00%, 03/01/31 (a)	390,000	365,547
3.25%, 01/31/32 (a)	360,000	316,768
5.95%, 06/30/33 (a)	490,000	503,622
5.75%, 08/15/34 (a)	310,000	314,665
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	565,000	559,118
5.65%, 04/15/34 (a)	400,000	404,856
Chevron Corp.
2.95%, 05/16/26 (a)	650,000	641,030
2.00%, 05/11/27 (a)	100,000	95,661
2.24%, 05/11/30 (a)	500,000	449,200
3.08%, 05/11/50 (a)	350,000	237,545
Chevron USA, Inc.
4.41%, 02/26/27	225,000	226,494
1.02%, 08/12/27 (a)	260,000	242,122
3.85%, 01/15/28 (a)	175,000	174,085
4.48%, 02/26/28 (a)	300,000	302,160
3.25%, 10/15/29 (a)	75,000	71,656
4.69%, 04/15/30 (a)	325,000	327,892
4.82%, 04/15/32 (a)	200,000	201,322
4.98%, 04/15/35 (a)	225,000	225,790
6.00%, 03/01/41 (a)	125,000	135,046
5.25%, 11/15/43 (a)	110,000	109,540
2.34%, 08/12/50 (a)	205,000	118,472
ConocoPhillips
5.90%, 10/15/32	100,000	107,013
6.50%, 02/01/39	500,000	554,695
4.88%, 10/01/47 (a)	140,000	126,193
ConocoPhillips Co.
4.70%, 01/15/30 (a)	350,000	352,191
4.85%, 01/15/32 (a)	200,000	200,350
5.05%, 09/15/33 (a)	440,000	441,531
5.00%, 01/15/35 (a)	370,000	366,511
3.76%, 03/15/42 (a)	200,000	159,676
4.30%, 11/15/44 (a)	225,000	188,876
3.80%, 03/15/52 (a)	355,000	262,629
5.30%, 05/15/53 (a)	325,000	304,216
5.55%, 03/15/54 (a)	300,000	290,934
5.50%, 01/15/55 (a)	400,000	386,884
4.03%, 03/15/62 (a)	575,000	418,807
5.70%, 09/15/63 (a)	250,000	243,365
5.65%, 01/15/65 (a)	200,000	193,236
Continental Resources, Inc.
4.38%, 01/15/28 (a)	300,000	294,120
4.90%, 06/01/44 (a)	225,000	182,588
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	196,926
4.38%, 03/15/29 (a)	170,000	167,513
5.60%, 03/15/34 (a)	100,000	100,660
5.40%, 02/15/35 (a)	200,000	197,054
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	100,000	101,696
5.13%, 05/15/29 (a)	100,000	100,679
8.13%, 08/16/30	210,000	240,946
3.25%, 02/15/32 (a)	170,000	148,476
5.60%, 04/01/44 (a)	115,000	107,086
Devon Energy Corp.
5.25%, 10/15/27 (a)	305,000	306,016
5.88%, 06/15/28 (a)(d)	150,000	150,455
4.50%, 01/15/30 (a)	185,000	181,681
7.88%, 09/30/31	270,000	308,008
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 09/15/34 (a)	205,000	197,776
5.60%, 07/15/41 (a)	250,000	233,275
4.75%, 05/15/42 (a)	295,000	247,676
5.00%, 06/15/45 (a)	280,000	237,784
5.75%, 09/15/54 (a)	225,000	206,330
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	250,000	245,225
3.50%, 12/01/29 (a)	300,000	283,923
5.15%, 01/30/30 (a)	230,000	233,439
3.13%, 03/24/31 (a)	205,000	185,587
6.25%, 03/15/33 (a)	400,000	422,932
5.40%, 04/18/34 (a)	325,000	324,717
5.55%, 04/01/35 (a)	300,000	301,212
4.40%, 03/24/51 (a)	215,000	168,427
4.25%, 03/15/52 (a)	275,000	208,942
6.25%, 03/15/53 (a)	210,000	210,578
5.75%, 04/18/54 (a)	415,000	391,503
5.90%, 04/18/64 (a)	285,000	268,367
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	250,000	241,318
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	195,000	181,604
4.80%, 11/01/43 (a)(d)	110,000	98,511
4.60%, 12/15/44 (a)	150,000	128,436
Enbridge Energy Partners LP
7.50%, 04/15/38	115,000	132,469
5.50%, 09/15/40 (a)	200,000	193,184
7.38%, 10/15/45 (a)	240,000	276,943
Enbridge, Inc.
1.60%, 10/04/26 (a)	215,000	205,796
4.25%, 12/01/26 (a)	325,000	323,394
5.25%, 04/05/27 (a)	200,000	202,596
3.70%, 07/15/27 (a)	225,000	220,977
6.00%, 11/15/28 (a)	200,000	208,258
5.30%, 04/05/29 (a)	200,000	203,818
3.13%, 11/15/29 (a)	350,000	325,713
6.20%, 11/15/30 (a)	210,000	222,293
5.70%, 03/08/33 (a)	740,000	759,566
2.50%, 08/01/33 (a)	475,000	388,574
5.63%, 04/05/34 (a)	230,000	233,754
4.50%, 06/10/44 (a)	280,000	234,298
5.50%, 12/01/46 (a)	150,000	145,244
4.00%, 11/15/49 (a)	150,000	115,562
3.40%, 08/01/51 (a)	100,000	67,381
6.70%, 11/15/53 (a)	350,000	379,844
5.95%, 04/05/54 (a)	275,000	273,793
7.20%, 06/27/54 (a)(b)	225,000	229,115
Energy Transfer LP
6.05%, 12/01/26 (a)	350,000	357,752
4.40%, 03/15/27 (a)	225,000	224,303
4.20%, 04/15/27 (a)	150,000	148,766
5.50%, 06/01/27 (a)	275,000	279,386
4.00%, 10/01/27 (a)	200,000	197,150
4.95%, 05/15/28 (a)	250,000	251,835
4.95%, 06/15/28 (a)	350,000	352,499
5.25%, 04/15/29 (a)	500,000	506,425
5.25%, 07/01/29 (a)	250,000	253,712
4.15%, 09/15/29 (a)	200,000	194,680
5.20%, 04/01/30 (a)	275,000	278,206
3.75%, 05/15/30 (a)	335,000	316,863
6.40%, 12/01/30 (a)	400,000	426,600
5.75%, 02/15/33 (a)	520,000	532,303
6.55%, 12/01/33 (a)	430,000	460,298
5.55%, 05/15/34 (a)	360,000	359,993
5.60%, 09/01/34 (a)	350,000	350,703
4.90%, 03/15/35 (a)	205,000	194,785
5.70%, 04/01/35 (a)	450,000	453,474

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 10/15/36	185,000	199,345
7.50%, 07/01/38	150,000	171,321
6.05%, 06/01/41 (a)	200,000	197,386
6.50%, 02/01/42 (a)	350,000	361,896
6.10%, 02/15/42	185,000	185,070
4.95%, 01/15/43 (a)	175,000	151,459
5.15%, 02/01/43 (a)	165,000	146,970
5.95%, 10/01/43 (a)	198,000	193,010
5.30%, 04/01/44 (a)	150,000	134,721
5.00%, 05/15/44 (a)	35,000	30,392
5.15%, 03/15/45 (a)	345,000	302,382
5.35%, 05/15/45 (a)	150,000	135,038
6.13%, 12/15/45 (a)	300,000	295,503
5.30%, 04/15/47 (a)	200,000	177,440
5.40%, 10/01/47 (a)	400,000	358,360
6.00%, 06/15/48 (a)	310,000	299,696
6.25%, 04/15/49 (a)	500,000	496,485
5.00%, 05/15/50 (a)	550,000	463,622
5.95%, 05/15/54 (a)	505,000	483,275
6.05%, 09/01/54 (a)	350,000	340,273
6.20%, 04/01/55 (a)	325,000	322,497
Eni USA, Inc.
7.30%, 11/15/27	190,000	202,510
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	300,000	301,641
3.95%, 02/15/27 (a)	185,000	184,007
4.15%, 10/16/28 (a)	325,000	321,766
3.13%, 07/31/29 (a)	300,000	284,202
2.80%, 01/31/30 (a)	400,000	369,620
5.35%, 01/31/33 (a)	300,000	307,698
6.88%, 03/01/33	190,000	212,802
4.85%, 01/31/34 (a)	200,000	197,044
6.65%, 10/15/34	100,000	110,967
4.95%, 02/15/35 (a)	325,000	320,830
7.55%, 04/15/38	150,000	179,226
6.13%, 10/15/39	175,000	185,782
6.45%, 09/01/40	140,000	153,492
5.95%, 02/01/41	250,000	259,987
5.70%, 02/15/42	175,000	177,160
4.85%, 08/15/42 (a)	245,000	223,337
4.45%, 02/15/43 (a)	300,000	259,182
4.85%, 03/15/44 (a)	400,000	362,476
5.10%, 02/15/45 (a)	350,000	325,283
4.90%, 05/15/46 (a)	285,000	257,386
4.25%, 02/15/48 (a)	320,000	259,462
4.80%, 02/01/49 (a)	405,000	355,100
4.20%, 01/31/50 (a)	390,000	309,976
3.70%, 01/31/51 (a)	245,000	178,306
3.20%, 02/15/52 (a)	325,000	214,045
3.30%, 02/15/53 (a)	295,000	196,895
4.95%, 10/15/54 (a)	155,000	137,006
5.55%, 02/16/55 (a)	425,000	413,062
3.95%, 01/31/60 (a)	330,000	240,765
5.25%, 08/16/77 (a)(b)	355,000	349,718
5.38%, 02/15/78 (a)(b)	270,000	264,716
EOG Resources, Inc.
4.38%, 04/15/30 (a)	250,000	247,530
3.90%, 04/01/35 (a)	165,000	150,533
4.95%, 04/15/50 (a)	215,000	194,278
5.65%, 12/01/54 (a)	300,000	296,841
EQT Corp.
3.90%, 10/01/27 (a)	350,000	343,805
5.70%, 04/01/28 (a)	150,000	154,212
5.00%, 01/15/29 (a)	245,000	246,534
7.00%, 02/01/30 (a)(h)	230,000	248,214
5.75%, 02/01/34 (a)	150,000	153,018
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Expand Energy Corp.
5.38%, 02/01/29 (a)	200,000	199,478
5.38%, 03/15/30 (a)	300,000	298,326
4.75%, 02/01/32 (a)	490,000	464,417
5.70%, 01/15/35 (a)	225,000	226,114
Exxon Mobil Corp.
2.28%, 08/16/26 (a)	355,000	346,267
3.29%, 03/19/27 (a)	300,000	296,277
2.44%, 08/16/29 (a)	300,000	279,726
3.48%, 03/19/30 (a)	575,000	551,902
2.61%, 10/15/30 (a)	625,000	567,625
3.00%, 08/16/39 (a)	230,000	179,080
4.23%, 03/19/40 (a)	600,000	536,556
3.57%, 03/06/45 (a)	300,000	230,340
4.11%, 03/01/46 (a)	765,000	629,939
3.10%, 08/16/49 (a)	490,000	333,053
4.33%, 03/19/50 (a)	765,000	641,552
3.45%, 04/15/51 (a)	865,000	619,029
Halliburton Co.
2.92%, 03/01/30 (a)	305,000	279,792
4.85%, 11/15/35 (a)	375,000	359,996
6.70%, 09/15/38	370,000	410,537
7.45%, 09/15/39	300,000	353,574
4.75%, 08/01/43 (a)	225,000	197,458
5.00%, 11/15/45 (a)	550,000	495,247
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	245,000	207,380
5.50%, 12/01/34 (a)(d)	250,000	236,663
Hess Corp.
4.30%, 04/01/27 (a)	230,000	228,871
7.88%, 10/01/29	175,000	196,791
7.30%, 08/15/31	258,000	292,079
7.13%, 03/15/33	200,000	226,358
6.00%, 01/15/40	240,000	254,899
5.60%, 02/15/41	350,000	351,270
5.80%, 04/01/47 (a)	150,000	151,866
HF Sinclair Corp.
5.00%, 02/01/28 (a)	420,000	418,597
4.50%, 10/01/30 (a)	105,000	100,542
6.25%, 01/15/35 (a)	200,000	200,974
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	185,000	205,975
7.75%, 03/15/32	190,000	216,142
7.30%, 08/15/33	250,000	280,015
5.80%, 03/15/35	200,000	204,898
6.50%, 02/01/37	150,000	159,957
6.95%, 01/15/38	350,000	386,568
6.50%, 09/01/39	200,000	211,370
6.55%, 09/15/40	165,000	174,078
7.50%, 11/15/40	70,000	81,308
6.38%, 03/01/41	185,000	190,789
5.63%, 09/01/41	175,000	165,569
5.00%, 08/15/42 (a)	175,000	156,396
4.70%, 11/01/42 (a)	175,000	148,740
5.00%, 03/01/43 (a)	315,000	279,978
5.50%, 03/01/44 (a)	190,000	179,073
5.40%, 09/01/44 (a)	100,000	92,415
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	390,000	387,161
5.00%, 02/01/29 (a)	300,000	302,556
5.10%, 08/01/29 (a)	150,000	151,634
2.00%, 02/15/31 (a)	375,000	320,561
7.80%, 08/01/31	255,000	291,003
7.75%, 01/15/32	250,000	285,722
4.80%, 02/01/33 (a)	250,000	241,793
5.20%, 06/01/33 (a)	100,000	99,161
5.40%, 02/01/34 (a)	325,000	324,532

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 12/01/34 (a)	170,000	167,714
5.55%, 06/01/45 (a)	525,000	491,867
5.05%, 02/15/46 (a)	250,000	219,283
5.20%, 03/01/48 (a)	246,000	219,506
3.25%, 08/01/50 (a)	100,000	64,214
5.45%, 08/01/52 (a)	295,000	269,919
5.95%, 08/01/54 (a)	200,000	195,750
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	270,000	272,184
5.70%, 03/01/35 (a)	200,000	199,620
6.50%, 03/01/41 (a)	375,000	388,826
4.75%, 09/15/44 (a)	200,000	168,480
4.50%, 04/01/48 (a)	280,000	221,519
5.00%, 09/15/54 (a)	165,000	135,511
MPLX LP
4.13%, 03/01/27 (a)	410,000	406,462
4.25%, 12/01/27 (a)	246,000	243,894
4.00%, 03/15/28 (a)	350,000	343,710
4.80%, 02/15/29 (a)	250,000	250,410
2.65%, 08/15/30 (a)	450,000	401,022
4.95%, 09/01/32 (a)	285,000	279,152
5.00%, 03/01/33 (a)	350,000	341,579
5.50%, 06/01/34 (a)	505,000	503,510
5.40%, 04/01/35 (a)	250,000	245,983
4.50%, 04/15/38 (a)	550,000	482,916
5.20%, 03/01/47 (a)	300,000	264,750
5.20%, 12/01/47 (a)	150,000	132,230
4.70%, 04/15/48 (a)	535,000	437,972
5.50%, 02/15/49 (a)	425,000	387,001
4.95%, 03/14/52 (a)	425,000	357,455
5.95%, 04/01/55 (a)	150,000	144,584
4.90%, 04/15/58 (a)	185,000	151,574
National Fuel Gas Co.
5.50%, 10/01/26	100,000	101,176
3.95%, 09/15/27 (a)	200,000	196,538
4.75%, 09/01/28 (a)	100,000	99,834
5.50%, 03/15/30 (a)	150,000	152,727
2.95%, 03/01/31 (a)	70,000	62,068
5.95%, 03/15/35 (a)	150,000	152,876
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	247,292
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	141,804
3.95%, 12/01/42 (a)	365,000	271,067
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	245,000	260,283
5.00%, 08/01/27 (a)	150,000	150,618
6.38%, 09/01/28 (a)	150,000	155,639
5.20%, 08/01/29 (a)	350,000	349,863
8.88%, 07/15/30 (a)	350,000	401,415
6.63%, 09/01/30 (a)	375,000	394,376
6.13%, 01/01/31 (a)	400,000	412,040
7.50%, 05/01/31	250,000	275,630
7.88%, 09/15/31	175,000	196,912
5.38%, 01/01/32 (a)	350,000	345,369
5.55%, 10/01/34 (a)	300,000	293,841
6.45%, 09/15/36	540,000	556,405
7.95%, 06/15/39	55,000	62,857
6.20%, 03/15/40	200,000	198,326
6.60%, 03/15/46 (a)	260,000	262,493
4.40%, 04/15/46 (a)	210,000	158,109
4.20%, 03/15/48 (a)	210,000	150,049
6.05%, 10/01/54 (a)	270,000	253,813
ONEOK Partners LP
6.65%, 10/01/36	135,000	145,573
6.85%, 10/15/37	200,000	218,594
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 02/01/41 (a)	200,000	202,168
6.20%, 09/15/43 (a)	150,000	152,349
ONEOK, Inc.
4.85%, 07/15/26 (a)	200,000	200,394
5.55%, 11/01/26 (a)	250,000	253,387
4.00%, 07/13/27 (a)	190,000	187,722
4.25%, 09/24/27 (a)	250,000	247,922
4.55%, 07/15/28 (a)	225,000	224,210
5.65%, 11/01/28 (a)	200,000	206,074
4.35%, 03/15/29 (a)	230,000	226,272
5.38%, 06/01/29 (a)	155,000	157,655
3.40%, 09/01/29 (a)	250,000	235,880
3.10%, 03/15/30 (a)	260,000	239,580
3.25%, 06/01/30 (a)	195,000	180,008
5.80%, 11/01/30 (a)	200,000	208,068
6.35%, 01/15/31 (a)	200,000	212,556
4.75%, 10/15/31 (a)	300,000	294,369
6.10%, 11/15/32 (a)	200,000	209,762
6.05%, 09/01/33 (a)	475,000	494,342
5.65%, 09/01/34 (a)	260,000	262,506
5.05%, 11/01/34 (a)	575,000	555,870
6.00%, 06/15/35	100,000	103,256
5.15%, 10/15/43 (a)	215,000	194,261
5.60%, 04/01/44 (a)	100,000	93,379
5.05%, 04/01/45 (a)	150,000	130,335
4.25%, 09/15/46 (a)	290,000	224,970
5.45%, 06/01/47 (a)	220,000	200,163
4.95%, 07/13/47 (a)	65,000	55,530
4.20%, 10/03/47 (a)	60,000	46,021
5.20%, 07/15/48 (a)	350,000	309,032
4.85%, 02/01/49 (a)	244,000	203,142
4.45%, 09/01/49 (a)	200,000	156,750
3.95%, 03/01/50 (a)	230,000	165,255
4.50%, 03/15/50 (a)	125,000	98,638
7.15%, 01/15/51 (a)	80,000	86,981
6.63%, 09/01/53 (a)	525,000	549,454
5.70%, 11/01/54 (a)	350,000	327,729
5.85%, 11/01/64 (a)	155,000	145,503
Ovintiv, Inc.
5.65%, 05/15/28 (a)	200,000	204,946
7.20%, 11/01/31	130,000	141,187
7.38%, 11/01/31	260,000	285,501
6.63%, 08/15/37	160,000	167,285
6.50%, 02/01/38	200,000	206,368
7.10%, 07/15/53 (a)	25,000	26,445
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	225,000	218,930
5.15%, 11/15/29 (a)	115,000	113,940
7.15%, 10/01/33 (a)	115,000	121,236
Phillips 66
3.90%, 03/15/28 (a)	380,000	373,327
4.65%, 11/15/34 (a)	150,000	141,689
5.88%, 05/01/42	400,000	399,372
4.88%, 11/15/44 (a)	500,000	435,105
3.30%, 03/15/52 (a)	425,000	271,847
Phillips 66 Co.
4.95%, 12/01/27 (a)	230,000	232,958
3.75%, 03/01/28 (a)	250,000	244,713
3.15%, 12/15/29 (a)	345,000	322,344
5.25%, 06/15/31 (a)	110,000	111,931
5.30%, 06/30/33 (a)	300,000	300,144
4.95%, 03/15/35 (a)	200,000	192,660
4.68%, 02/15/45 (a)	185,000	156,495
4.90%, 10/01/46 (a)	315,000	271,495
5.65%, 06/15/54 (a)	150,000	139,604
5.50%, 03/15/55 (a)	100,000	91,099

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	380,000	330,782
2.15%, 01/15/31 (a)	250,000	217,985
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	160,000	159,941
3.55%, 12/15/29 (a)	290,000	273,395
3.80%, 09/15/30 (a)	200,000	188,270
5.70%, 09/15/34 (a)	200,000	202,082
6.65%, 01/15/37	250,000	266,905
5.15%, 06/01/42 (a)	200,000	179,274
4.30%, 01/31/43 (a)	150,000	120,714
4.70%, 06/15/44 (a)	205,000	171,733
4.90%, 02/15/45 (a)	200,000	171,650
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	450,000	453,942
5.00%, 03/15/27 (a)	420,000	422,075
4.20%, 03/15/28 (a)	450,000	445,077
4.50%, 05/15/30 (a)	525,000	515,324
5.90%, 09/15/37 (a)	225,000	232,243
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	400,000	366,296
2.75%, 04/06/30 (a)	500,000	460,310
4.13%, 05/11/35	450,000	421,533
4.55%, 08/12/43	375,000	333,086
4.38%, 05/11/45	825,000	703,329
4.00%, 05/10/46	640,000	513,274
3.75%, 09/12/46	300,000	231,327
3.25%, 04/06/50 (a)	500,000	345,420
Shell International Finance BV
2.88%, 05/10/26	610,000	601,192
2.50%, 09/12/26	305,000	298,104
3.88%, 11/13/28 (a)	500,000	493,480
6.38%, 12/15/38	865,000	958,584
5.50%, 03/25/40	50,000	50,845
2.88%, 11/26/41 (a)	220,000	158,642
3.63%, 08/21/42	160,000	125,867
4.00%, 05/10/46	150,000	120,843
3.13%, 11/07/49 (a)	420,000	282,143
3.00%, 11/26/51 (a)	275,000	178,725
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29 (a)(d)	420,000	416,854
5.58%, 10/01/34 (a)(d)	400,000	391,884
6.18%, 10/01/54 (a)(d)	205,000	195,908
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	150,000	147,375
5.95%, 09/25/43 (a)	200,000	196,764
4.50%, 03/15/45 (a)	100,000	82,469
Suncor Energy, Inc.
7.15%, 02/01/32	240,000	263,386
5.95%, 12/01/34	150,000	155,394
6.80%, 05/15/38	144,000	155,654
6.50%, 06/15/38	200,000	215,968
6.85%, 06/01/39	220,000	243,437
4.00%, 11/15/47 (a)	200,000	150,274
3.75%, 03/04/51 (a)	260,000	183,482
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	227,666
6.15%, 03/01/29 (a)	250,000	261,505
4.20%, 02/01/33 (a)	250,000	230,830
6.13%, 03/15/33 (a)	250,000	260,880
6.50%, 03/30/34 (a)	265,000	283,174
5.50%, 02/15/35 (a)	200,000	198,836
5.55%, 08/15/35 (a)	300,000	299,559
4.95%, 04/15/52 (a)	230,000	194,132
6.25%, 07/01/52 (a)	195,000	197,367
6.50%, 02/15/53 (a)	250,000	260,042
6.13%, 05/15/55 (a)	300,000	298,536
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	235,000	236,260
6.88%, 01/15/29 (a)	80,000	81,919
5.50%, 03/01/30 (a)	230,000	232,114
4.88%, 02/01/31 (a)	475,000	465,419
4.00%, 01/15/32 (a)	450,000	415,413
TC PipeLines LP
3.90%, 05/25/27 (a)	275,000	270,506
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	104,060
Texas Eastern Transmission LP
7.00%, 07/15/32	115,000	126,931
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	406,000	393,771
2.83%, 01/10/30 (a)	250,000	233,533
2.99%, 06/29/41 (a)	300,000	218,853
3.46%, 07/12/49 (a)	300,000	214,476
3.13%, 05/29/50 (a)	815,000	541,804
3.39%, 06/29/60 (a)	305,000	200,281
TotalEnergies Capital SA
3.88%, 10/11/28	275,000	271,620
5.15%, 04/05/34 (a)	460,000	465,603
4.72%, 09/10/34 (a)	225,000	220,921
5.49%, 04/05/54 (a)	490,000	474,021
5.28%, 09/10/54 (a)	295,000	278,356
5.64%, 04/05/64 (a)	445,000	434,970
5.43%, 09/10/64 (a)	250,000	235,415
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	500,000	493,765
4.10%, 04/15/30 (a)	350,000	336,945
4.63%, 03/01/34 (a)	475,000	448,728
5.60%, 03/31/34	185,000	185,849
5.85%, 03/15/36	150,000	153,822
6.20%, 10/15/37	355,000	368,643
7.25%, 08/15/38	460,000	520,200
7.63%, 01/15/39	425,000	494,657
6.10%, 06/01/40	260,000	267,735
7.00%, 06/01/65 (a)(b)	225,000	222,005
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	150,000	147,323
3.25%, 05/15/30 (a)	250,000	231,595
5.40%, 08/15/41 (a)	135,000	129,935
4.45%, 08/01/42 (a)	125,000	106,724
4.60%, 03/15/48 (a)	215,000	182,580
Valero Energy Corp.
3.40%, 09/15/26 (a)	140,000	137,801
2.15%, 09/15/27 (a)	215,000	203,147
4.35%, 06/01/28 (a)	150,000	148,962
4.00%, 04/01/29 (a)	150,000	145,911
2.80%, 12/01/31 (a)	200,000	175,306
7.50%, 04/15/32	220,000	249,172
6.63%, 06/15/37	400,000	428,904
4.90%, 03/15/45	200,000	178,884
3.65%, 12/01/51 (a)	245,000	165,610
4.00%, 06/01/52 (a)	205,000	148,471
Valero Energy Partners LP
4.50%, 03/15/28 (a)	160,000	159,747
Western Midstream Operating LP
4.65%, 07/01/26 (a)	250,000	249,842
4.50%, 03/01/28 (a)	150,000	148,616
4.75%, 08/15/28 (a)	210,000	209,263
4.05%, 02/01/30 (a)(e)	470,000	448,784
5.45%, 11/15/34 (a)	200,000	195,294
5.45%, 04/01/44 (a)	200,000	178,542
5.30%, 03/01/48 (a)	190,000	162,876
5.50%, 08/15/48 (a)	135,000	118,751
5.25%, 02/01/50 (a)(e)	300,000	256,458

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Williams Cos., Inc.
3.75%, 06/15/27 (a)	500,000	491,610
5.30%, 08/15/28 (a)	275,000	280,987
4.90%, 03/15/29 (a)	400,000	402,588
3.50%, 11/15/30 (a)	350,000	327,155
7.50%, 01/15/31	200,000	222,640
2.60%, 03/15/31 (a)	500,000	439,580
8.75%, 03/15/32	200,000	240,370
4.65%, 08/15/32 (a)	145,000	140,401
5.65%, 03/15/33 (a)	265,000	271,681
5.15%, 03/15/34 (a)	315,000	310,883
6.30%, 04/15/40	295,000	311,113
5.80%, 11/15/43 (a)	165,000	163,198
5.40%, 03/04/44 (a)	260,000	246,314
5.75%, 06/24/44 (a)	230,000	226,143
4.90%, 01/15/45 (a)	175,000	154,611
5.10%, 09/15/45 (a)	310,000	280,296
4.85%, 03/01/48 (a)	250,000	216,353
3.50%, 10/15/51 (a)	195,000	133,616
5.30%, 08/15/52 (a)	250,000	229,398
5.80%, 11/15/54 (a)	225,000	221,438
6.00%, 03/15/55 (a)	50,000	50,470
Woodside Finance Ltd.
5.10%, 09/12/34 (a)	315,000	306,022
5.70%, 09/12/54 (a)	225,000	210,305
		143,962,701
Industrial Other 0.1%
American University
3.67%, 04/01/49	175,000	132,218
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	170,000	170,314
Brown University
2.92%, 09/01/50 (a)	165,000	110,522
California Institute of Technology
4.32%, 08/01/45	100,000	87,310
4.70%, 11/01/11	135,000	111,826
3.65%, 09/01/19 (a)	150,000	96,534
Case Western Reserve University
5.41%, 06/01/22 (a)	130,000	124,474
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	296,268
4.00%, 05/01/32 (a)	270,000	257,259
Claremont Mckenna College
3.78%, 01/01/22 (a)	145,000	97,769
Duke University
2.68%, 10/01/44	165,000	119,562
2.76%, 10/01/50	115,000	75,379
2.83%, 10/01/55	190,000	119,052
Emory University
2.14%, 09/01/30 (a)	180,000	159,723
2.97%, 09/01/50 (a)	100,000	67,343
George Washington University
4.30%, 09/15/44	130,000	112,219
4.87%, 09/15/45	100,000	92,486
4.13%, 09/15/48 (a)	250,000	206,645
Georgetown University
4.32%, 04/01/49 (a)	126,000	105,585
2.94%, 04/01/50 (a)	175,000	113,920
5.22%, 10/01/18 (a)	100,000	91,269
Howard University
5.21%, 10/01/52 (a)	125,000	111,734
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	313,413
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johns Hopkins University
4.71%, 07/01/32 (a)	100,000	100,695
4.08%, 07/01/53	120,000	99,590
2.81%, 01/01/60 (a)	145,000	85,631
Leland Stanford Junior University
1.29%, 06/01/27 (a)	170,000	159,950
3.65%, 05/01/48 (a)	220,000	171,800
2.41%, 06/01/50 (a)	155,000	92,664
Massachusetts Institute of Technology
3.96%, 07/01/38	100,000	91,814
2.99%, 07/01/50 (a)	200,000	136,854
2.29%, 07/01/51 (a)	140,000	80,851
3.07%, 04/01/52 (a)	175,000	120,393
5.60%, 07/01/11	200,000	202,038
4.68%, 07/01/14	185,000	158,077
3.89%, 07/01/16	160,000	113,570
Northeastern University
2.89%, 10/01/50	100,000	66,463
Northwestern University
4.64%, 12/01/44	150,000	140,019
2.64%, 12/01/50 (a)	100,000	63,192
3.66%, 12/01/57 (a)	110,000	82,523
President & Fellows of Harvard College
4.88%, 10/15/40	50,000	49,341
3.15%, 07/15/46 (a)	232,000	169,768
2.52%, 10/15/50 (a)	100,000	61,522
3.30%, 07/15/56 (a)	150,000	104,874
Quanta Services, Inc.
2.90%, 10/01/30 (a)	455,000	409,914
2.35%, 01/15/32 (a)	165,000	138,659
5.25%, 08/09/34 (a)	220,000	217,369
Thomas Jefferson University
3.85%, 11/01/57 (a)	210,000	151,187
Trustees of Boston College
3.13%, 07/01/52	175,000	120,957
Trustees of Princeton University
5.70%, 03/01/39	225,000	241,461
2.52%, 07/01/50 (a)	130,000	81,996
4.20%, 03/01/52 (a)	85,000	72,373
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	160,000	95,518
3.61%, 02/15/19 (a)	100,000	65,768
University of Chicago
2.76%, 04/01/45 (a)	205,000	158,016
2.55%, 04/01/50 (a)	185,000	120,716
4.00%, 10/01/53 (a)	125,000	100,936
University of Miami
4.06%, 04/01/52	145,000	114,930
University of Notre Dame du Lac
3.44%, 02/15/45	135,000	105,990
3.39%, 02/15/48 (a)	159,000	119,853
University of Southern California
3.03%, 10/01/39	235,000	188,073
3.84%, 10/01/47 (a)	100,000	81,128
2.81%, 10/01/50 (a)	170,000	110,242
2.95%, 10/01/51 (a)	180,000	118,555
4.98%, 10/01/53 (a)	90,000	84,527
5.25%, 10/01/11 (c)	100,000	93,897
3.23%, 10/01/20 (a)	75,000	43,531
Washington University
3.52%, 04/15/54 (a)	105,000	77,692
4.35%, 04/15/22 (a)	155,000	121,301
William Marsh Rice University
3.57%, 05/15/45	140,000	113,754
3.77%, 05/15/55	125,000	95,954

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Yale University
1.48%, 04/15/30 (a)	195,000	170,116
2.40%, 04/15/50 (a)	190,000	114,361
		9,253,227
Technology 2.2%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	350,000	347,833
4.05%, 10/04/29 (a)	300,000	295,854
4.25%, 10/04/31 (a)	300,000	294,681
4.50%, 10/04/34 (a)	400,000	386,692
Adobe, Inc.
2.15%, 02/01/27 (a)	285,000	274,968
4.85%, 04/04/27 (a)	255,000	258,460
4.75%, 01/17/28 (a)	200,000	202,972
4.80%, 04/04/29 (a)	260,000	264,360
4.95%, 01/17/30 (a)	200,000	204,844
2.30%, 02/01/30 (a)	395,000	358,723
4.95%, 04/04/34 (a)	200,000	201,638
Advanced Micro Devices, Inc.
4.21%, 09/24/26	250,000	250,588
3.92%, 06/01/32 (a)	150,000	142,608
4.39%, 06/01/52 (a)	200,000	170,020
Alphabet, Inc.
2.00%, 08/15/26 (a)	500,000	486,030
0.80%, 08/15/27 (a)	325,000	301,844
1.10%, 08/15/30 (a)	675,000	575,019
1.90%, 08/15/40 (a)	525,000	351,514
2.05%, 08/15/50 (a)	750,000	425,385
2.25%, 08/15/60 (a)	585,000	324,956
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	222,418
Analog Devices, Inc.
3.50%, 12/05/26 (a)	225,000	222,203
3.45%, 06/15/27 (a)	260,000	255,575
1.70%, 10/01/28 (a)	215,000	196,706
2.10%, 10/01/31 (a)	300,000	257,601
5.05%, 04/01/34 (a)	150,000	152,276
2.80%, 10/01/41 (a)	250,000	180,893
2.95%, 10/01/51 (a)	400,000	260,504
5.30%, 04/01/54 (a)	150,000	144,990
Apple, Inc.
4.42%, 05/08/26 (a)	305,000	305,406
2.45%, 08/04/26 (a)	630,000	616,083
2.05%, 09/11/26 (a)	640,000	621,792
3.35%, 02/09/27 (a)	720,000	710,806
3.20%, 05/11/27 (a)	560,000	550,458
3.00%, 06/20/27 (a)	275,000	268,848
2.90%, 09/12/27 (a)	625,000	607,831
3.00%, 11/13/27 (a)	450,000	438,241
1.20%, 02/08/28 (a)	750,000	691,950
4.00%, 05/10/28 (a)	450,000	450,153
1.40%, 08/05/28 (a)	650,000	594,750
3.25%, 08/08/29 (a)	300,000	289,074
2.20%, 09/11/29 (a)	500,000	459,600
1.65%, 05/11/30 (a)	600,000	527,106
1.25%, 08/20/30 (a)	380,000	325,462
1.65%, 02/08/31 (a)	820,000	708,816
1.70%, 08/05/31 (a)	300,000	256,707
3.35%, 08/08/32 (a)	300,000	281,007
4.30%, 05/10/33 (a)(c)	300,000	298,047
4.50%, 02/23/36 (a)	380,000	377,940
2.38%, 02/08/41 (a)	470,000	329,555
3.85%, 05/04/43	945,000	793,233
4.45%, 05/06/44	255,000	235,536
3.45%, 02/09/45	600,000	466,050
4.38%, 05/13/45	600,000	533,238
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 02/23/46 (a)	1,015,000	937,495
3.85%, 08/04/46 (a)	613,000	499,601
4.25%, 02/09/47 (a)	300,000	260,568
3.75%, 09/12/47 (a)	350,000	278,278
3.75%, 11/13/47 (a)	369,000	293,182
2.95%, 09/11/49 (a)	430,000	290,977
2.65%, 05/11/50 (a)	750,000	473,175
2.40%, 08/20/50 (a)	400,000	239,216
2.65%, 02/08/51 (a)	840,000	526,604
2.70%, 08/05/51 (a)	475,000	299,582
3.95%, 08/08/52 (a)	510,000	410,693
4.85%, 05/10/53 (a)(c)	400,000	383,772
2.55%, 08/20/60 (a)	650,000	384,026
2.80%, 02/08/61 (a)	550,000	331,815
2.85%, 08/05/61 (a)	460,000	280,402
4.10%, 08/08/62 (a)	345,000	277,090
Applied Materials, Inc.
3.30%, 04/01/27 (a)	500,000	491,425
1.75%, 06/01/30 (a)	250,000	218,688
5.10%, 10/01/35 (a)	145,000	147,922
5.85%, 06/15/41	220,000	231,253
4.35%, 04/01/47 (a)	225,000	193,442
2.75%, 06/01/50 (a)	260,000	164,546
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	225,000	219,366
5.15%, 08/21/29 (a)	155,000	155,797
2.95%, 02/15/32 (a)	155,000	133,074
5.88%, 04/10/34 (a)	160,000	162,053
Atlassian Corp.
5.25%, 05/15/29 (a)	150,000	152,832
5.50%, 05/15/34 (a)	220,000	223,590
Autodesk, Inc.
3.50%, 06/15/27 (a)	160,000	156,890
2.85%, 01/15/30 (a)	50,000	46,033
2.40%, 12/15/31 (a)	375,000	321,919
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	330,000	306,187
1.25%, 09/01/30 (a)	350,000	297,391
4.45%, 09/09/34 (a)	250,000	242,098
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	249,673
3.00%, 05/15/31 (a)	125,000	109,380
5.50%, 06/01/32 (a)	100,000	99,273
Baidu, Inc.
3.63%, 07/06/27	200,000	196,778
4.38%, 03/29/28 (a)	200,000	199,418
4.88%, 11/14/28 (a)	200,000	202,150
3.43%, 04/07/30 (a)	275,000	260,384
2.38%, 10/09/30 (a)	50,000	44,573
2.38%, 08/23/31 (a)(c)	380,000	332,933
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	750,000	742,102
3.50%, 01/15/28 (a)	255,000	248,202
Broadcom, Inc.
3.46%, 09/15/26 (a)	244,000	240,677
5.05%, 07/12/27 (a)	375,000	379,822
1.95%, 02/15/28 (a)(d)	275,000	255,838
4.15%, 02/15/28 (a)	285,000	282,535
4.80%, 04/15/28 (a)	300,000	302,280
4.11%, 09/15/28 (a)	330,000	325,433
4.00%, 04/15/29 (a)(d)	210,000	205,097
4.75%, 04/15/29 (a)	470,000	471,899
5.05%, 07/12/29 (a)	640,000	649,382
4.35%, 02/15/30 (a)	500,000	492,485
5.00%, 04/15/30 (a)	200,000	202,566
5.05%, 04/15/30 (a)	300,000	304,017
4.15%, 11/15/30 (a)	523,000	506,541

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.45%, 02/15/31 (a)(d)	790,000	694,852
5.15%, 11/15/31 (a)	425,000	431,485
4.55%, 02/15/32 (a)	285,000	278,080
4.15%, 04/15/32 (a)(d)	375,000	356,010
5.20%, 04/15/32 (a)	300,000	304,623
4.30%, 11/15/32 (a)	615,000	587,307
2.60%, 02/15/33 (a)(d)	500,000	421,575
3.42%, 04/15/33 (a)(d)	610,000	543,565
3.47%, 04/15/34 (a)(d)	905,000	797,070
4.80%, 10/15/34 (a)	535,000	522,470
3.14%, 11/15/35 (a)(d)	916,000	759,904
3.19%, 11/15/36 (a)(d)	832,000	683,280
4.93%, 05/15/37 (a)(d)	705,000	679,493
3.50%, 02/15/41 (a)(d)	905,000	709,764
3.75%, 02/15/51 (a)(d)	550,000	411,526
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	175,000	172,631
2.90%, 12/01/29 (a)	250,000	230,820
2.60%, 05/01/31 (a)	250,000	219,208
Cadence Design Systems, Inc.
4.20%, 09/10/27	175,000	174,522
4.30%, 09/10/29 (a)	200,000	198,168
4.70%, 09/10/34 (a)	300,000	293,148
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	193,294
4.25%, 04/01/28 (a)	270,000	265,126
3.28%, 12/01/28 (a)	200,000	188,838
3.25%, 02/15/29 (a)	235,000	220,129
5.10%, 03/01/30 (a)	150,000	149,939
3.57%, 12/01/31 (a)	300,000	271,554
5.55%, 08/22/34 (a)	200,000	198,502
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	191,370
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	450,000	439,690
4.80%, 02/26/27 (a)	530,000	536,477
4.55%, 02/24/28 (a)	300,000	302,628
4.85%, 02/26/29 (a)	810,000	824,580
4.75%, 02/24/30 (a)	300,000	304,830
4.95%, 02/26/31 (a)	700,000	713,937
4.95%, 02/24/32 (a)	300,000	304,191
5.05%, 02/26/34 (a)	770,000	780,572
5.10%, 02/24/35 (a)	375,000	380,010
5.90%, 02/15/39	575,000	617,648
5.50%, 01/15/40	515,000	529,930
5.30%, 02/26/54 (a)	595,000	583,011
5.50%, 02/24/55 (a)	320,000	322,336
5.35%, 02/26/64 (a)	315,000	305,868
Concentrix Corp.
6.65%, 08/02/26 (a)	210,000	214,309
6.60%, 08/02/28 (a)(c)	250,000	261,032
6.85%, 08/02/33 (a)	180,000	186,367
Corning, Inc.
4.70%, 03/15/37	90,000	85,335
5.75%, 08/15/40	110,000	111,349
4.75%, 03/15/42	215,000	192,990
5.35%, 11/15/48 (a)	165,000	156,892
3.90%, 11/15/49 (a)	120,000	91,276
4.38%, 11/15/57 (a)	150,000	119,327
5.85%, 11/15/68 (a)	100,000	97,811
5.45%, 11/15/79 (a)	350,000	319,305
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	679,000	687,861
4.90%, 10/01/26 (a)	400,000	401,592
6.10%, 07/15/27 (a)	235,000	242,482
5.25%, 02/01/28 (a)	250,000	254,767
4.75%, 04/01/28 (a)	300,000	301,374
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 10/01/29 (a)	550,000	560,290
4.35%, 02/01/30 (a)	225,000	220,023
5.00%, 04/01/30 (a)	300,000	301,305
6.20%, 07/15/30 (a)	200,000	211,856
5.30%, 04/01/32 (a)	300,000	302,028
5.75%, 02/01/33 (a)	300,000	311,958
5.40%, 04/15/34 (a)	310,000	312,275
4.85%, 02/01/35 (a)	200,000	190,926
5.50%, 04/01/35 (a)	250,000	250,250
8.10%, 07/15/36 (a)	350,000	417,893
3.38%, 12/15/41 (a)	350,000	258,468
8.35%, 07/15/46 (a)	183,000	230,090
3.45%, 12/15/51 (a)	220,000	148,755
Dell, Inc.
7.10%, 04/15/28	340,000	361,974
6.50%, 04/15/38	150,000	158,681
DXC Technology Co.
1.80%, 09/15/26 (a)	210,000	201,180
2.38%, 09/15/28 (a)	200,000	182,524
Equifax, Inc.
5.10%, 12/15/27 (a)	325,000	329,374
5.10%, 06/01/28 (a)	200,000	202,622
3.10%, 05/15/30 (a)	200,000	184,444
2.35%, 09/15/31 (a)	300,000	257,457
Equinix, Inc.
1.45%, 05/15/26 (a)	200,000	193,240
2.90%, 11/18/26 (a)	250,000	243,490
1.80%, 07/15/27 (a)	185,000	173,993
1.55%, 03/15/28 (a)	215,000	197,331
2.00%, 05/15/28 (a)	185,000	171,356
3.20%, 11/18/29 (a)	350,000	327,348
2.15%, 07/15/30 (a)	300,000	263,199
2.50%, 05/15/31 (a)	300,000	261,939
3.90%, 04/15/32 (a)	350,000	326,427
3.00%, 07/15/50 (a)	195,000	123,201
2.95%, 09/15/51 (a)	205,000	126,987
3.40%, 02/15/52 (a)	145,000	98,615
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	220,000	213,248
3.45%, 03/01/32 (a)	160,000	144,226
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	250,000	230,248
2.25%, 03/01/31 (a)	325,000	281,908
5.10%, 07/15/32 (a)	225,000	226,114
3.10%, 03/01/41 (a)	290,000	212,150
4.50%, 08/15/46 (a)	125,000	104,863
Fiserv, Inc.
3.20%, 07/01/26 (a)	775,000	762,894
2.25%, 06/01/27 (a)	405,000	386,439
5.45%, 03/02/28 (a)	350,000	358,179
5.38%, 08/21/28 (a)	200,000	204,668
4.20%, 10/01/28 (a)	475,000	468,549
3.50%, 07/01/29 (a)	810,000	770,399
5.35%, 03/15/31 (a)	200,000	205,352
5.60%, 03/02/33 (a)	250,000	256,887
5.63%, 08/21/33 (a)	390,000	401,708
5.45%, 03/15/34 (a)	225,000	228,132
5.15%, 08/12/34 (a)	305,000	302,801
4.40%, 07/01/49 (a)	625,000	514,537
Flex Ltd.
6.00%, 01/15/28 (a)	105,000	107,927
4.88%, 06/15/29 (a)	250,000	248,830
4.88%, 05/12/30 (a)	250,000	247,888
5.25%, 01/15/32 (a)	75,000	74,517
Fortinet, Inc.
2.20%, 03/15/31 (a)	195,000	169,568

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	160,000	155,085
6.00%, 06/04/29 (a)	125,000	129,671
Global Payments, Inc.
2.15%, 01/15/27 (a)	350,000	335,468
4.45%, 06/01/28 (a)	175,000	173,966
3.20%, 08/15/29 (a)	400,000	374,676
5.30%, 08/15/29 (a)	250,000	253,810
2.90%, 05/15/30 (a)	275,000	249,431
2.90%, 11/15/31 (a)	200,000	175,320
4.15%, 08/15/49 (a)	260,000	195,868
5.95%, 08/15/52 (a)	200,000	193,702
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (a)	250,000	243,320
4.45%, 09/25/26	375,000	374,306
4.40%, 09/25/27 (a)	350,000	349,002
5.25%, 07/01/28 (a)	225,000	229,298
4.55%, 10/15/29 (a)	500,000	494,800
4.85%, 10/15/31 (a)	300,000	297,159
5.00%, 10/15/34 (a)	665,000	647,863
6.20%, 10/15/35 (a)	225,000	238,118
6.35%, 10/15/45 (a)	460,000	471,997
5.60%, 10/15/54 (a)	400,000	380,708
HP, Inc.
1.45%, 06/17/26 (a)	185,000	178,214
3.00%, 06/17/27 (a)	300,000	289,995
4.75%, 01/15/28 (a)	100,000	100,658
4.00%, 04/15/29 (a)	300,000	291,162
3.40%, 06/17/30 (a)	200,000	186,108
2.65%, 06/17/31 (a)	275,000	239,740
4.20%, 04/15/32 (a)	230,000	217,364
5.50%, 01/15/33 (a)	400,000	405,988
6.00%, 09/15/41	350,000	353,062
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	115,000	115,552
4.90%, 02/05/34 (a)	300,000	295,350
5.25%, 02/05/44 (a)	300,000	286,020
5.30%, 02/05/54 (a)	425,000	397,719
Intel Corp.
2.60%, 05/19/26 (a)	350,000	342,450
3.75%, 03/25/27 (a)	275,000	270,680
3.15%, 05/11/27 (a)	370,000	358,711
3.75%, 08/05/27 (a)	345,000	338,034
4.88%, 02/10/28 (a)	555,000	558,097
1.60%, 08/12/28 (a)	310,000	280,057
4.00%, 08/05/29 (a)	250,000	241,308
2.45%, 11/15/29 (a)	630,000	565,601
5.13%, 02/10/30 (a)	50,000	50,387
3.90%, 03/25/30 (a)	600,000	571,944
2.00%, 08/12/31 (a)	425,000	355,661
4.15%, 08/05/32 (a)	375,000	348,307
4.00%, 12/15/32	145,000	133,185
5.20%, 02/10/33 (a)	725,000	716,039
5.15%, 02/21/34 (a)	315,000	309,623
4.60%, 03/25/40 (a)	250,000	216,823
2.80%, 08/12/41 (a)	280,000	186,012
4.80%, 10/01/41	200,000	171,954
4.25%, 12/15/42	275,000	218,787
5.63%, 02/10/43 (a)	55,000	52,031
4.90%, 07/29/45 (a)	255,000	215,391
4.10%, 05/19/46 (a)	360,000	268,574
4.10%, 05/11/47 (a)	305,000	225,462
3.73%, 12/08/47 (a)	570,000	397,951
3.25%, 11/15/49 (a)	695,000	435,925
4.75%, 03/25/50 (a)	670,000	540,382
3.05%, 08/12/51 (a)	450,000	264,892
4.90%, 08/05/52 (a)	450,000	368,802
5.70%, 02/10/53 (a)	490,000	450,986
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 02/21/54 (a)	200,000	181,698
3.10%, 02/15/60 (a)	300,000	166,515
4.95%, 03/25/60 (a)	370,000	300,296
3.20%, 08/12/61 (a)	300,000	169,971
5.05%, 08/05/62 (a)	335,000	272,636
5.90%, 02/10/63 (a)	400,000	375,312
International Business Machines Corp.
3.30%, 05/15/26	950,000	939,825
3.30%, 01/27/27	150,000	147,359
2.20%, 02/09/27 (a)	255,000	245,458
1.70%, 05/15/27 (a)	410,000	388,196
4.15%, 07/27/27 (a)	265,000	263,723
4.50%, 02/06/28 (a)	350,000	351,942
4.65%, 02/10/28	300,000	302,001
3.50%, 05/15/29	1,010,000	969,903
4.80%, 02/10/30 (a)	300,000	302,169
1.95%, 05/15/30 (a)	400,000	351,656
2.72%, 02/09/32 (a)	150,000	132,077
5.00%, 02/10/32 (a)	250,000	251,778
4.40%, 07/27/32 (a)	300,000	290,223
5.88%, 11/29/32	200,000	212,788
5.20%, 02/10/35 (a)	275,000	275,844
4.15%, 05/15/39	650,000	571,005
5.60%, 11/30/39	195,000	198,976
2.85%, 05/15/40 (a)	250,000	182,805
4.00%, 06/20/42	375,000	309,596
4.70%, 02/19/46	215,000	188,749
4.25%, 05/15/49	800,000	652,072
2.95%, 05/15/50 (a)	240,000	153,389
3.43%, 02/09/52 (a)	225,000	155,592
4.90%, 07/27/52 (a)	220,000	195,725
5.10%, 02/06/53 (a)	165,000	151,521
5.70%, 02/10/55 (a)	300,000	297,660
7.13%, 12/01/96	125,000	153,063
Intuit, Inc.
5.25%, 09/15/26 (a)	200,000	202,490
1.35%, 07/15/27 (a)	440,000	413,235
1.65%, 07/15/30 (a)	440,000	381,388
5.20%, 09/15/33 (a)	400,000	408,492
5.50%, 09/15/53 (a)	365,000	363,109
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	244,883
5.45%, 02/01/29 (a)	115,000	117,155
3.60%, 01/15/30 (a)	250,000	235,850
3.00%, 01/15/31 (a)	250,000	223,940
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	165,000	158,725
2.00%, 12/10/30 (a)	150,000	127,943
5.95%, 03/15/41	110,000	110,065
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	225,000	224,712
3.00%, 10/30/29 (a)	175,000	161,672
KLA Corp.
4.10%, 03/15/29 (a)	304,000	300,294
4.65%, 07/15/32 (a)	300,000	298,053
5.00%, 03/15/49 (a)	125,000	116,159
3.30%, 03/01/50 (a)	265,000	184,641
4.95%, 07/15/52 (a)	480,000	439,944
5.25%, 07/15/62 (a)	240,000	226,488
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	192,316
2.70%, 10/15/28 (a)	150,000	139,272
3.15%, 10/15/31 (a)	200,000	175,690
6.35%, 02/20/34 (a)	150,000	155,778
4.10%, 10/15/41 (a)	100,000	77,641

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lam Research Corp.
4.00%, 03/15/29 (a)	310,000	305,300
1.90%, 06/15/30 (a)	250,000	219,733
4.88%, 03/15/49 (a)	245,000	223,729
2.88%, 06/15/50 (a)	225,000	144,533
3.13%, 06/15/60 (a)	125,000	78,468
Leidos, Inc.
4.38%, 05/15/30 (a)	385,000	374,004
2.30%, 02/15/31 (a)	400,000	344,336
5.75%, 03/15/33 (a)	50,000	51,369
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	175,000	169,841
2.45%, 04/15/28 (a)	350,000	327,985
4.88%, 06/22/28 (a)	199,000	199,876
5.75%, 02/15/29 (a)	75,000	77,390
2.95%, 04/15/31 (a)	150,000	133,992
5.95%, 09/15/33 (a)	130,000	135,664
Mastercard, Inc.
2.95%, 11/21/26 (a)	225,000	220,793
3.30%, 03/26/27 (a)	300,000	295,296
4.10%, 01/15/28 (a)	200,000	199,704
3.50%, 02/26/28 (a)	180,000	176,864
4.88%, 03/09/28 (a)	210,000	213,990
4.55%, 03/15/28 (a)	125,000	125,938
2.95%, 06/01/29 (a)	320,000	303,622
3.35%, 03/26/30 (a)	400,000	380,712
1.90%, 03/15/31 (a)	165,000	143,237
2.00%, 11/18/31 (a)	345,000	294,758
4.35%, 01/15/32 (a)	325,000	319,462
4.95%, 03/15/32 (a)	150,000	152,676
4.85%, 03/09/33 (a)	150,000	151,206
4.88%, 05/09/34 (a)	200,000	200,688
4.55%, 01/15/35 (a)	350,000	341,131
3.80%, 11/21/46 (a)	125,000	99,935
3.95%, 02/26/48 (a)	260,000	212,698
3.65%, 06/01/49 (a)	295,000	227,327
3.85%, 03/26/50 (a)	450,000	356,949
2.95%, 03/15/51 (a)	250,000	165,683
Microchip Technology, Inc.
4.90%, 03/15/28	300,000	301,044
5.05%, 03/15/29 (a)	255,000	256,813
5.05%, 02/15/30 (a)	300,000	299,589
Micron Technology, Inc.
4.19%, 02/15/27 (a)	250,000	248,113
5.38%, 04/15/28 (a)	150,000	152,628
5.33%, 02/06/29 (a)	200,000	203,078
6.75%, 11/01/29 (a)	350,000	375,616
4.66%, 02/15/30 (a)	250,000	247,105
5.30%, 01/15/31 (a)	250,000	252,910
2.70%, 04/15/32 (a)	350,000	299,600
5.88%, 02/09/33 (a)	200,000	207,280
5.88%, 09/15/33 (a)	265,000	275,682
5.80%, 01/15/35 (a)	200,000	204,880
3.37%, 11/01/41 (a)	150,000	110,946
3.48%, 11/01/51 (a)	215,000	145,817
Microsoft Corp.
2.40%, 08/08/26 (a)	1,155,000	1,129,971
3.40%, 09/15/26 (a)	330,000	326,881
3.30%, 02/06/27 (a)	1,200,000	1,184,940
3.40%, 06/15/27 (a)	85,000	83,882
1.35%, 09/15/30 (a)	180,000	155,702
3.50%, 02/12/35 (a)	525,000	483,971
4.20%, 11/03/35 (a)	200,000	195,580
3.45%, 08/08/36 (a)	620,000	553,679
4.10%, 02/06/37 (a)	310,000	293,796
5.20%, 06/01/39	105,000	110,400
3.50%, 11/15/42	130,000	107,704
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 11/03/45 (a)	200,000	187,262
3.70%, 08/08/46 (a)	600,000	488,316
4.25%, 02/06/47 (a)	410,000	371,202
4.50%, 06/15/47 (a)	183,000	166,713
2.53%, 06/01/50 (a)	1,860,000	1,167,950
2.50%, 09/15/50 (a)	460,000	286,474
2.92%, 03/17/52 (a)	1,809,000	1,215,214
4.00%, 02/12/55 (a)	185,000	151,558
3.95%, 08/08/56 (a)	200,000	161,988
4.50%, 02/06/57 (a)	250,000	226,965
2.68%, 06/01/60 (a)	960,000	574,848
3.04%, 03/17/62 (a)	591,000	385,409
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	97,099
4.25%, 02/01/29 (a)	120,000	119,178
2.00%, 08/19/31 (a)	210,000	178,733
5.00%, 08/05/34 (a)	150,000	149,250
2.75%, 08/19/41 (a)	195,000	136,170
5.25%, 07/15/44	175,000	167,400
4.88%, 12/17/48 (a)	150,000	133,880
3.25%, 05/20/50 (a)	100,000	68,293
3.75%, 02/25/52 (a)	185,000	138,670
3.10%, 11/29/61 (a)	190,000	116,632
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	275,000	275,803
4.60%, 05/23/29 (a)	200,000	199,164
2.30%, 11/15/30 (a)	275,000	240,290
2.75%, 05/24/31 (a)	345,000	305,718
5.60%, 06/01/32 (a)	180,000	186,064
5.40%, 04/15/34 (a)	215,000	217,623
5.50%, 09/01/44	100,000	97,132
NetApp, Inc.
2.38%, 06/22/27 (a)	175,000	166,922
2.70%, 06/22/30 (a)	250,000	223,860
Nokia OYJ
4.38%, 06/12/27	190,000	187,838
6.63%, 05/15/39	175,000	180,156
NVIDIA Corp.
3.20%, 09/16/26 (a)	295,000	291,348
1.55%, 06/15/28 (a)	365,000	337,118
2.85%, 04/01/30 (a)	400,000	373,372
2.00%, 06/15/31 (a)	230,000	200,654
3.50%, 04/01/40 (a)	350,000	293,685
3.50%, 04/01/50 (a)	600,000	456,138
3.70%, 04/01/60 (a)	185,000	138,902
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	130,000	133,240
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)	300,000	297,315
3.15%, 05/01/27 (a)	165,000	160,324
4.40%, 06/01/27 (a)	170,000	169,487
4.30%, 06/18/29 (a)	320,000	313,885
3.40%, 05/01/30 (a)	275,000	256,506
2.50%, 05/11/31 (a)	315,000	273,272
2.65%, 02/15/32 (a)	300,000	256,962
5.00%, 01/15/33 (a)	255,000	251,468
3.25%, 05/11/41 (a)	300,000	220,023
3.13%, 02/15/42 (a)	145,000	103,539
3.25%, 11/30/51 (a)	150,000	97,565
Oracle Corp.
2.65%, 07/15/26 (a)	821,000	801,723
2.80%, 04/01/27 (a)	735,000	711,612
3.25%, 11/15/27 (a)	800,000	775,632
2.30%, 03/25/28 (a)	635,000	596,811
4.50%, 05/06/28 (a)	250,000	250,120
4.80%, 08/03/28 (a)	400,000	403,412
4.20%, 09/27/29 (a)	400,000	392,324

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.15%, 11/09/29 (a)	350,000	370,695
2.95%, 04/01/30 (a)	950,000	872,955
4.65%, 05/06/30 (a)	200,000	199,612
3.25%, 05/15/30 (a)	150,000	139,779
2.88%, 03/25/31 (a)	945,000	847,022
5.25%, 02/03/32 (a)	400,000	405,376
6.25%, 11/09/32 (a)	650,000	693,303
4.90%, 02/06/33 (a)	465,000	457,448
4.30%, 07/08/34 (a)	525,000	488,554
4.70%, 09/27/34 (a)	500,000	477,505
3.90%, 05/15/35 (a)	420,000	373,787
5.50%, 08/03/35 (a)	500,000	503,870
3.85%, 07/15/36 (a)	355,000	307,778
3.80%, 11/15/37 (a)	635,000	535,248
6.50%, 04/15/38	410,000	442,870
6.13%, 07/08/39	430,000	449,341
3.60%, 04/01/40 (a)	775,000	609,522
5.38%, 07/15/40	600,000	572,502
3.65%, 03/25/41 (a)	750,000	582,390
4.50%, 07/08/44 (a)	330,000	278,035
4.13%, 05/15/45 (a)	580,000	458,020
4.00%, 07/15/46 (a)	920,000	704,600
4.00%, 11/15/47 (a)	710,000	538,826
3.60%, 04/01/50 (a)	1,320,000	917,558
3.95%, 03/25/51 (a)	895,000	657,476
6.90%, 11/09/52 (a)	735,000	810,823
5.55%, 02/06/53 (a)	660,000	617,278
5.38%, 09/27/54 (a)	505,000	460,600
4.38%, 05/15/55 (a)	375,000	291,949
6.00%, 08/03/55 (a)	500,000	499,290
3.85%, 04/01/60 (a)	1,000,000	686,140
4.10%, 03/25/61 (a)	620,000	443,219
5.50%, 09/27/64 (a)	365,000	331,175
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	400,000	390,896
3.90%, 06/01/27 (a)	150,000	148,881
2.85%, 10/01/29 (a)	425,000	396,482
2.30%, 06/01/30 (a)	300,000	268,434
4.40%, 06/01/32 (a)	315,000	306,816
5.15%, 06/01/34 (a)	205,000	205,845
3.25%, 06/01/50 (a)	405,000	272,865
5.05%, 06/01/52 (a)	310,000	282,301
5.50%, 06/01/54 (a)	60,000	57,953
5.25%, 06/01/62 (a)	145,000	132,137
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	215,008
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	550,000	539,550
1.30%, 05/20/28 (a)	234,000	214,084
2.15%, 05/20/30 (a)	450,000	403,438
1.65%, 05/20/32 (a)	480,000	391,901
4.25%, 05/20/32 (a)(c)	170,000	166,012
5.40%, 05/20/33 (a)	65,000	67,904
4.65%, 05/20/35 (a)	300,000	296,250
4.80%, 05/20/45 (a)	450,000	412,078
4.30%, 05/20/47 (a)	455,000	383,629
3.25%, 05/20/50 (a)	240,000	166,966
4.50%, 05/20/52 (a)	300,000	256,542
6.00%, 05/20/53 (a)	375,000	396,112
RELX Capital, Inc.
4.00%, 03/18/29 (a)	275,000	269,618
3.00%, 05/22/30 (a)	200,000	185,494
4.75%, 05/20/32 (a)	150,000	148,109
5.25%, 03/27/35 (a)	200,000	201,706
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	235,000	232,319
1.40%, 09/15/27 (a)	295,000	273,792
4.20%, 09/15/28 (a)	250,000	247,200
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 09/15/29 (a)	220,000	204,732
4.50%, 10/15/29 (a)	45,000	44,701
2.00%, 06/30/30 (a)	160,000	139,808
1.75%, 02/15/31 (a)	300,000	252,462
4.75%, 02/15/32 (a)	150,000	148,371
4.90%, 10/15/34 (a)	300,000	293,277
S&P Global, Inc.
2.95%, 01/22/27 (a)	245,000	239,304
2.45%, 03/01/27 (a)	200,000	193,728
4.75%, 08/01/28 (a)	215,000	217,584
2.70%, 03/01/29 (a)	350,000	328,170
4.25%, 05/01/29 (a)	240,000	238,322
1.25%, 08/15/30 (a)	250,000	211,940
2.90%, 03/01/32 (a)	490,000	437,374
5.25%, 09/15/33 (a)	265,000	271,429
3.25%, 12/01/49 (a)	205,000	143,469
3.70%, 03/01/52 (a)	295,000	222,932
2.30%, 08/15/60 (a)	200,000	102,304
3.90%, 03/01/62 (a)	185,000	139,879
Salesforce, Inc.
3.70%, 04/11/28 (a)	435,000	428,758
1.50%, 07/15/28 (a)	300,000	274,878
1.95%, 07/15/31 (a)	450,000	387,450
2.70%, 07/15/41 (a)	390,000	278,503
2.90%, 07/15/51 (a)	575,000	371,795
3.05%, 07/15/61 (a)	415,000	256,034
ServiceNow, Inc.
1.40%, 09/01/30 (a)	540,000	455,814
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	365,000	351,699
3.00%, 06/01/31 (a)	215,000	185,719
Synopsys, Inc.
4.55%, 04/01/27	275,000	276,097
4.65%, 04/01/28 (a)	275,000	276,730
4.85%, 04/01/30 (a)	500,000	503,470
5.00%, 04/01/32 (a)	400,000	401,328
5.15%, 04/01/35 (a)	700,000	703,941
5.70%, 04/01/55 (a)	500,000	496,735
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	143,891
2.38%, 08/09/28 (a)	135,000	124,689
6.10%, 04/12/34 (a)	150,000	154,352
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	133,802
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	270,000	234,644
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	250,000	239,570
2.90%, 11/03/27 (a)	310,000	300,424
4.60%, 02/15/28 (a)	150,000	151,637
2.25%, 09/04/29 (a)	350,000	320,701
1.75%, 05/04/30 (a)	300,000	263,277
3.65%, 08/16/32 (a)	280,000	261,825
4.90%, 03/14/33 (a)	250,000	253,127
3.88%, 03/15/39 (a)	100,000	88,281
4.15%, 05/15/48 (a)	470,000	389,794
2.70%, 09/15/51 (a)	175,000	108,070
4.10%, 08/16/52 (a)	190,000	152,853
5.00%, 03/14/53 (a)	200,000	186,584
5.15%, 02/08/54 (a)	325,000	308,753
5.05%, 05/18/63 (a)	400,000	366,468
TR Finance LLC
3.35%, 05/15/26 (a)	135,000	132,656
5.50%, 08/15/35	175,000	178,661
5.85%, 04/15/40	175,000	182,459
5.65%, 11/23/43 (a)	120,000	119,753

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trimble, Inc.
4.90%, 06/15/28 (a)	175,000	175,425
6.10%, 03/15/33 (a)	250,000	262,040
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	400,000	384,108
3.88%, 04/22/27 (a)	325,000	321,955
4.13%, 04/22/29 (a)	220,000	217,386
2.50%, 10/25/31 (a)	510,000	450,937
4.25%, 04/22/32 (a)(c)	335,000	329,288
3.13%, 10/25/41 (a)	200,000	156,568
3.25%, 10/25/51 (a)	295,000	218,825
4.50%, 04/22/52 (a)(c)	300,000	279,882
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	150,000	145,853
2.50%, 02/04/32 (a)	225,000	194,387
7.13%, 10/01/37	160,000	186,928
VeriSign, Inc.
4.75%, 07/15/27 (a)	180,000	179,768
2.70%, 06/15/31 (a)	185,000	162,846
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	275,000	270,011
5.25%, 06/05/34 (a)	150,000	151,095
5.50%, 06/15/45 (a)	100,000	96,583
3.63%, 05/15/50 (a)	225,000	161,451
Visa, Inc.
1.90%, 04/15/27 (a)	400,000	382,824
0.75%, 08/15/27 (a)	215,000	198,843
2.75%, 09/15/27 (a)	175,000	169,442
2.05%, 04/15/30 (a)	460,000	412,519
1.10%, 02/15/31 (a)	430,000	359,102
4.15%, 12/14/35 (a)	510,000	482,730
2.70%, 04/15/40 (a)	260,000	195,556
4.30%, 12/14/45 (a)	925,000	807,035
3.65%, 09/15/47 (a)	310,000	241,710
2.00%, 08/15/50 (a)	425,000	233,533
VMware LLC
1.40%, 08/15/26 (a)	485,000	464,518
4.65%, 05/15/27 (a)	50,000	50,124
3.90%, 08/21/27 (a)	350,000	344,046
1.80%, 08/15/28 (a)	265,000	241,667
4.70%, 05/15/30 (a)	200,000	198,284
2.20%, 08/15/31 (a)	510,000	433,837
Western Digital Corp.
2.85%, 02/01/29 (a)	245,000	222,083
3.10%, 02/01/32 (a)	150,000	126,018
Western Union Co.
2.75%, 03/15/31 (a)	50,000	43,410
6.20%, 11/17/36	225,000	228,881
Workday, Inc.
3.50%, 04/01/27 (a)	320,000	313,802
3.70%, 04/01/29 (a)	225,000	216,830
3.80%, 04/01/32 (a)	400,000	370,244
Xilinx, Inc.
2.38%, 06/01/30 (a)	225,000	202,824
		192,299,620
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	186,178	162,304
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	106,175	103,902
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	181,017	174,669
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	169,216	163,311
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	148,918	143,491
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	147,933	140,594
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	31,151	29,338
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	73,800	70,657
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	126,400	119,438
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	204,039	185,759
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	200,000	196,198
6.20%, 08/15/36	100,000	109,716
6.15%, 05/01/37	105,000	114,010
5.75%, 05/01/40 (a)	165,000	171,836
5.05%, 03/01/41 (a)	200,000	191,390
5.40%, 06/01/41 (a)	250,000	248,290
4.95%, 09/15/41 (a)	115,000	108,233
4.40%, 03/15/42 (a)	265,000	233,616
4.38%, 09/01/42 (a)	350,000	306,159
5.15%, 09/01/43 (a)	200,000	193,388
4.90%, 04/01/44 (a)	150,000	139,590
4.55%, 09/01/44 (a)	375,000	332,550
4.70%, 09/01/45 (a)	250,000	224,652
3.90%, 08/01/46 (a)	405,000	322,445
4.13%, 06/15/47 (a)	250,000	205,447
4.15%, 12/15/48 (a)	330,000	269,029
3.55%, 02/15/50 (a)	405,000	297,416
3.05%, 02/15/51 (a)	355,000	235,993
3.30%, 09/15/51 (a)	350,000	242,809
2.88%, 06/15/52 (a)	150,000	94,649
4.45%, 01/15/53 (a)	305,000	258,762
5.20%, 04/15/54 (a)	490,000	466,882
Canadian National Railway Co.
6.90%, 07/15/28	265,000	284,462
3.85%, 08/05/32 (a)	300,000	280,281
4.38%, 09/18/34 (a)	200,000	190,302
6.38%, 11/15/37	305,000	337,299
3.20%, 08/02/46 (a)	250,000	178,150
3.65%, 02/03/48 (a)	235,000	178,513
4.45%, 01/20/49 (a)	200,000	172,084
2.45%, 05/01/50 (a)	200,000	117,584
4.40%, 08/05/52 (a)	250,000	211,937
6.13%, 11/01/53 (a)	50,000	54,426
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	250,000	239,277
4.00%, 06/01/28 (a)	150,000	147,525
2.88%, 11/15/29 (a)	150,000	139,019
2.05%, 03/05/30 (a)	245,000	216,774
7.13%, 10/15/31	95,000	106,359
2.45%, 12/02/31 (a)	400,000	345,284
4.80%, 09/15/35 (a)	145,000	140,966
5.95%, 05/15/37	155,000	162,693
3.00%, 12/02/41 (a)	300,000	216,555
4.30%, 05/15/43 (a)	125,000	107,208
4.80%, 08/01/45 (a)	150,000	134,777
4.95%, 08/15/45 (a)	160,000	148,040
4.70%, 05/01/48 (a)	150,000	131,699
3.50%, 05/01/50 (a)	125,000	88,204
3.10%, 12/02/51 (a)	610,000	397,415
4.20%, 11/15/69 (a)	125,000	92,125
6.13%, 09/15/15 (a)	254,000	258,089
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	185,000	182,081

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSX Corp.
2.60%, 11/01/26 (a)	200,000	194,820
3.25%, 06/01/27 (a)	303,000	296,143
3.80%, 03/01/28 (a)	300,000	295,491
4.25%, 03/15/29 (a)	150,000	148,777
2.40%, 02/15/30 (a)	225,000	203,908
4.10%, 11/15/32 (a)	85,000	81,245
5.20%, 11/15/33 (a)	100,000	102,024
6.00%, 10/01/36	200,000	213,666
6.15%, 05/01/37	250,000	270,022
6.22%, 04/30/40	225,000	242,881
5.50%, 04/15/41 (a)	150,000	150,355
4.75%, 05/30/42 (a)	50,000	45,909
4.40%, 03/01/43 (a)	180,000	158,999
4.10%, 03/15/44 (a)	250,000	208,682
3.80%, 11/01/46 (a)	260,000	203,512
4.30%, 03/01/48 (a)	100,000	83,495
4.75%, 11/15/48 (a)	220,000	195,914
4.50%, 03/15/49 (a)	200,000	171,852
3.35%, 09/15/49 (a)	260,000	183,290
3.80%, 04/15/50 (a)	150,000	114,497
3.95%, 05/01/50 (a)	150,000	118,710
2.50%, 05/15/51 (a)	250,000	145,925
4.50%, 11/15/52 (a)	345,000	294,709
4.50%, 08/01/54 (a)	150,000	127,893
4.25%, 11/01/66 (a)	200,000	154,906
4.65%, 03/01/68 (a)	125,000	103,750
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	204,659	192,738
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	120,000	117,740
3.75%, 10/28/29 (a)	210,000	197,064
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	189,843	159,588
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	247,102
3.40%, 02/15/28 (a)(d)	150,000	144,536
3.10%, 08/05/29 (a)	50,000	46,846
3.10%, 08/05/29 (a)(d)	210,000	196,486
4.25%, 05/15/30 (a)(d)	200,000	194,632
2.40%, 05/15/31 (a)(d)	255,000	219,116
4.90%, 01/15/34 (d)	112,000	109,209
3.90%, 02/01/35 (c)(d)	180,000	159,181
3.25%, 05/15/41 (a)(d)	250,000	178,290
3.88%, 08/01/42 (d)	200,000	152,542
5.10%, 01/15/44 (d)	225,000	198,720
4.10%, 02/01/45 (d)	187,000	144,026
4.75%, 11/15/45 (a)	75,000	61,484
4.75%, 11/15/45 (a)(d)	265,000	221,474
4.55%, 04/01/46 (a)(d)	325,000	264,738
4.40%, 01/15/47 (a)(d)	215,000	171,155
4.05%, 02/15/48 (a)(d)	275,000	202,702
4.95%, 10/17/48 (a)(d)	235,000	200,713
5.25%, 05/15/50 (a)(d)	300,000	266,019
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	295,000	283,483
6.50%, 05/06/34 (a)	215,000	220,128
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	176,717	153,330
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (c)	247,315	230,302
Kirby Corp.
4.20%, 03/01/28 (a)	150,000	147,526
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	300,000	294,849
7.80%, 05/15/27	120,000	128,209
3.15%, 06/01/27 (a)	100,000	97,523
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 11/01/29 (a)	200,000	183,202
5.05%, 08/01/30 (a)	170,000	173,663
2.30%, 05/15/31 (a)	200,000	174,782
3.00%, 03/15/32 (a)	235,000	209,119
4.45%, 03/01/33 (a)	100,000	96,619
4.84%, 10/01/41	230,000	211,322
3.95%, 10/01/42 (a)	100,000	81,629
4.45%, 06/15/45 (a)	250,000	214,502
4.65%, 01/15/46 (a)	170,000	149,095
3.94%, 11/01/47 (a)	250,000	195,455
4.15%, 02/28/48 (a)	275,000	221,012
4.10%, 05/15/49 (a)	100,000	79,419
3.40%, 11/01/49 (a)	150,000	105,482
3.05%, 05/15/50 (a)	300,000	196,101
2.90%, 08/25/51 (a)	75,000	46,923
4.05%, 08/15/52 (a)	250,000	195,030
3.70%, 03/15/53 (a)	125,000	91,028
4.55%, 06/01/53 (a)	270,000	229,252
3.16%, 05/15/55 (a)	260,000	166,821
5.95%, 03/15/64 (a)	90,000	92,782
5.10%, 08/01/18 (a)	215,000	187,355
4.10%, 05/15/21 (a)	195,000	137,846
Ryder System, Inc.
1.75%, 09/01/26 (a)	160,000	153,709
2.90%, 12/01/26 (a)	150,000	145,977
2.85%, 03/01/27 (a)	435,000	421,054
5.30%, 03/15/27 (a)	50,000	50,686
4.30%, 06/15/27 (a)	50,000	49,711
5.25%, 06/01/28 (a)	255,000	259,692
6.30%, 12/01/28 (a)	100,000	105,506
5.38%, 03/15/29 (a)	35,000	35,805
4.95%, 09/01/29 (a)	50,000	50,343
6.60%, 12/01/33 (a)	200,000	217,952
Southwest Airlines Co.
3.00%, 11/15/26 (a)	100,000	97,420
5.13%, 06/15/27 (a)	475,000	478,377
3.45%, 11/16/27 (a)	125,000	121,276
2.63%, 02/10/30 (a)	140,000	125,667
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	205,000	176,195
Union Pacific Corp.
2.15%, 02/05/27 (a)	175,000	168,520
3.00%, 04/15/27 (a)	75,000	73,148
3.95%, 09/10/28 (a)	300,000	296,472
6.63%, 02/01/29	310,000	335,225
3.70%, 03/01/29 (a)	325,000	317,135
2.40%, 02/05/30 (a)	405,000	368,858
2.38%, 05/20/31 (a)	300,000	265,317
2.80%, 02/14/32 (a)	400,000	355,568
4.50%, 01/20/33 (a)	50,000	49,135
3.38%, 02/01/35 (a)	150,000	132,462
2.89%, 04/06/36 (a)	250,000	204,770
3.60%, 09/15/37 (a)	200,000	171,768
3.55%, 08/15/39 (a)	165,000	136,922
3.20%, 05/20/41 (a)	350,000	267,172
3.38%, 02/14/42 (a)	100,000	77,440
4.05%, 11/15/45 (a)	120,000	98,206
4.05%, 03/01/46 (a)	175,000	142,914
4.00%, 04/15/47 (a)	200,000	161,130
4.50%, 09/10/48 (a)	130,000	112,125
4.30%, 03/01/49 (a)	275,000	230,150
3.25%, 02/05/50 (a)	715,000	495,223
3.80%, 10/01/51 (a)	305,000	231,373
2.95%, 03/10/52 (a)	110,000	70,576
3.50%, 02/14/53 (a)	355,000	253,275
5.60%, 12/01/54 (a)	300,000	301,281
3.88%, 02/01/55 (a)	170,000	128,551
3.95%, 08/15/59 (a)	150,000	111,860

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.84%, 03/20/60 (a)	550,000	399,465
3.55%, 05/20/61 (a)	200,000	135,904
2.97%, 09/16/62 (a)	350,000	204,729
5.15%, 01/20/63 (a)	20,000	18,367
4.10%, 09/15/67 (a)	175,000	130,356
3.75%, 02/05/70 (a)	265,000	181,067
3.80%, 04/06/71 (a)	410,000	282,802
3.85%, 02/14/72 (a)	155,000	108,852
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	103,586	102,346
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	161,950	159,511
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	205,447	194,782
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	180,609	168,709
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	251,707	237,974
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	266,322	254,164
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	234,725	208,131
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	185,403	188,394
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	401,232	407,286
United Airlines Pass-Through Trust
5.45%, 08/15/38	247,824	249,695
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	230,000	223,459
3.05%, 11/15/27 (a)	300,000	291,360
3.40%, 03/15/29 (a)	125,000	120,718
2.50%, 09/01/29 (a)	275,000	254,210
4.45%, 04/01/30 (a)	325,000	325,497
4.88%, 03/03/33 (a)	240,000	240,792
5.15%, 05/22/34 (a)	250,000	253,835
6.20%, 01/15/38	400,000	433,156
5.20%, 04/01/40 (a)	230,000	226,281
4.88%, 11/15/40 (a)	160,000	151,576
3.63%, 10/01/42	110,000	86,238
3.40%, 11/15/46 (a)	235,000	171,324
3.75%, 11/15/47 (a)	360,000	275,591
4.25%, 03/15/49 (a)	210,000	172,091
3.40%, 09/01/49 (a)	300,000	211,452
5.30%, 04/01/50 (a)	350,000	334,278
5.05%, 03/03/53 (a)	300,000	275,211
5.50%, 05/22/54 (a)	150,000	146,744
5.60%, 05/22/64 (a)	100,000	97,905
		41,037,114
		1,157,545,200

Utility 2.3%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	105,000	102,920
5.45%, 05/15/29 (a)	150,000	153,623
2.10%, 07/01/30 (a)	300,000	262,224
4.70%, 05/15/32 (a)	180,000	175,633
5.70%, 05/15/34 (a)	100,000	101,682
3.80%, 10/01/47 (a)	160,000	115,851
4.15%, 05/01/49 (a)	100,000	76,306
3.45%, 01/15/50 (a)	275,000	188,914
3.45%, 05/15/51 (a)	100,000	67,589
5.25%, 05/15/52 (a)	175,000	157,684
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	100,000	97,909
5.15%, 04/01/34 (a)	125,000	125,115
3.75%, 12/01/47 (a)	265,000	200,192
4.25%, 09/15/48 (a)	160,000	130,978
3.80%, 06/15/49 (a)	150,000	113,187
3.15%, 09/15/49 (a)	125,000	83,929
3.65%, 04/01/50 (a)	225,000	164,545
4.50%, 06/15/52 (a)	100,000	83,523
5.40%, 03/15/53 (a)	200,000	192,324
AES Corp.
5.45%, 06/01/28 (a)	250,000	254,300
2.45%, 01/15/31 (a)	375,000	320,842
5.80%, 03/15/32 (a)	225,000	227,272
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	148,208
1.45%, 09/15/30 (a)	190,000	161,272
3.05%, 03/15/32 (a)	210,000	187,774
3.94%, 09/01/32 (a)	175,000	165,011
5.10%, 04/02/35 (a)	150,000	150,075
6.00%, 03/01/39	150,000	159,966
3.85%, 12/01/42	150,000	120,527
4.15%, 08/15/44 (a)	150,000	124,451
3.75%, 03/01/45 (a)	175,000	135,849
3.70%, 12/01/47 (a)	200,000	150,344
4.30%, 07/15/48 (a)	150,000	124,092
3.45%, 10/01/49 (a)	200,000	141,646
3.13%, 07/15/51 (a)	255,000	168,382
3.00%, 03/15/52 (a)	170,000	109,174
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (e)	375,000	377,152
Ameren Corp.
5.70%, 12/01/26 (a)	200,000	203,526
1.95%, 03/15/27 (a)	100,000	95,336
5.00%, 01/15/29 (a)	200,000	201,920
3.50%, 01/15/31 (a)	300,000	278,835
5.38%, 03/15/35 (a)	200,000	199,672
Ameren Illinois Co.
3.85%, 09/01/32 (a)	210,000	196,600
4.95%, 06/01/33 (a)	180,000	179,215
4.15%, 03/15/46 (a)	175,000	144,804
3.70%, 12/01/47 (a)	175,000	132,207
4.50%, 03/15/49 (a)	150,000	127,604
3.25%, 03/15/50 (a)	100,000	68,748
2.90%, 06/15/51 (a)	200,000	127,438
5.90%, 12/01/52 (a)	140,000	144,796
5.55%, 07/01/54 (a)	100,000	98,978
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	250,000	257,370
3.20%, 11/13/27 (a)	75,000	72,710
4.30%, 12/01/28 (a)	325,000	321,789
5.20%, 01/15/29 (a)	200,000	203,374
2.30%, 03/01/30 (a)	250,000	222,040
5.95%, 11/01/32 (a)	260,000	272,776
5.63%, 03/01/33 (a)	210,000	215,508
3.25%, 03/01/50 (a)	150,000	98,072
3.88%, 02/15/62 (a)(b)	350,000	331,971
Appalachian Power Co.
3.30%, 06/01/27 (a)	250,000	243,715
2.70%, 04/01/31 (a)	100,000	88,519
4.50%, 08/01/32 (a)	160,000	153,315
7.00%, 04/01/38	170,000	189,035
4.40%, 05/15/44 (a)	95,000	78,210
4.45%, 06/01/45 (a)	150,000	122,600
4.50%, 03/01/49 (a)	120,000	97,426
3.70%, 05/01/50 (a)	195,000	138,585

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arizona Public Service Co.
2.20%, 12/15/31 (a)	250,000	210,742
5.55%, 08/01/33 (a)	200,000	202,560
5.70%, 08/15/34 (a)	105,000	107,200
5.05%, 09/01/41 (a)	155,000	143,322
4.50%, 04/01/42 (a)	70,000	60,331
4.35%, 11/15/45 (a)	200,000	163,928
4.20%, 08/15/48 (a)	100,000	79,278
4.25%, 03/01/49 (a)	100,000	79,556
3.50%, 12/01/49 (a)	145,000	100,444
3.35%, 05/15/50 (a)	190,000	130,044
2.65%, 09/15/50 (a)	175,000	103,464
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	235,000	231,534
Avangrid, Inc.
3.80%, 06/01/29 (a)	195,000	187,793
Avista Corp.
4.35%, 06/01/48 (a)	150,000	124,523
4.00%, 04/01/52 (a)	160,000	119,704
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	150,000	130,674
5.30%, 06/01/34 (a)	125,000	126,730
6.35%, 10/01/36	125,000	135,800
3.50%, 08/15/46 (a)	215,000	157,320
3.75%, 08/15/47 (a)	175,000	132,559
4.25%, 09/15/48 (a)	165,000	134,142
3.20%, 09/15/49 (a)	185,000	123,580
2.90%, 06/15/50 (a)	130,000	81,821
4.55%, 06/01/52 (a)	175,000	147,292
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	200,000	193,788
3.70%, 07/15/30 (a)	205,000	196,825
1.65%, 05/15/31 (a)	175,000	146,265
6.13%, 04/01/36	520,000	553,654
5.95%, 05/15/37	150,000	158,349
5.15%, 11/15/43 (a)	260,000	247,595
4.50%, 02/01/45 (a)	250,000	215,912
3.80%, 07/15/48 (a)	220,000	166,564
4.45%, 01/15/49 (a)	300,000	249,117
4.25%, 10/15/50 (a)	200,000	159,520
2.85%, 05/15/51 (a)	455,000	279,343
4.60%, 05/01/53 (a)	310,000	259,315
Black Hills Corp.
3.15%, 01/15/27 (a)	250,000	243,432
5.95%, 03/15/28 (a)	40,000	41,467
3.05%, 10/15/29 (a)	175,000	162,358
2.50%, 06/15/30 (a)	200,000	177,480
4.35%, 05/01/33 (a)	100,000	93,594
6.15%, 05/15/34 (a)	150,000	157,200
4.20%, 09/15/46 (a)	115,000	92,662
3.88%, 10/15/49 (a)	140,000	103,716
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	97,419
5.20%, 10/01/28 (a)	200,000	204,800
3.00%, 03/01/32 (a)	250,000	221,785
4.45%, 10/01/32 (a)	345,000	334,550
6.95%, 03/15/33	175,000	196,247
4.95%, 04/01/33 (a)	345,000	342,695
5.05%, 03/01/35 (a)	150,000	148,955
3.55%, 08/01/42 (a)	153,000	120,645
3.95%, 03/01/48 (a)	200,000	157,600
4.25%, 02/01/49 (a)	250,000	203,002
2.90%, 07/01/50 (a)	125,000	79,933
3.35%, 04/01/51 (a)	255,000	178,452
3.60%, 03/01/52 (a)	235,000	169,646
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy, Inc.
5.25%, 08/10/26	50,000	50,465
5.40%, 06/01/29 (a)	210,000	214,733
2.95%, 03/01/30 (a)	300,000	274,704
2.65%, 06/01/31 (a)	150,000	131,657
3.70%, 09/01/49 (a)	100,000	71,633
6.85%, 02/15/55 (a)(b)	100,000	100,507
7.00%, 02/15/55 (a)(b)	125,000	127,744
6.70%, 05/15/55 (a)(b)	125,000	123,688
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	36,000	35,648
4.97%, 05/01/46 (a)	160,000	138,021
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	155,193
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	98,180
4.88%, 03/01/44 (a)	100,000	89,660
4.75%, 06/01/50 (a)(b)	220,000	207,412
3.75%, 12/01/50 (a)(b)	100,000	87,943
6.50%, 06/01/55 (a)(b)	300,000	293,511
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	148,000	145,194
3.70%, 08/15/28 (a)	300,000	294,333
3.15%, 03/15/32 (a)	50,000	44,629
4.90%, 02/01/33 (a)	150,000	149,015
6.45%, 01/15/38	210,000	230,131
3.80%, 10/01/42 (a)	200,000	159,874
4.60%, 08/15/43 (a)	150,000	132,893
4.70%, 01/15/44 (a)	150,000	133,778
3.70%, 03/01/45 (a)	150,000	115,929
4.35%, 11/15/45 (a)	150,000	126,398
3.65%, 06/15/46 (a)	350,000	262,892
3.75%, 08/15/47 (a)	215,000	162,862
4.00%, 03/01/48 (a)	225,000	177,298
4.00%, 03/01/49 (a)	180,000	139,748
3.20%, 11/15/49 (a)	200,000	134,164
3.00%, 03/01/50 (a)	300,000	194,400
3.13%, 03/15/51 (a)	250,000	163,927
2.75%, 09/01/51 (a)	205,000	124,359
3.85%, 03/15/52 (a)	100,000	75,250
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	200,000	195,934
4.65%, 01/01/29 (a)	150,000	150,741
2.05%, 07/01/31 (a)	100,000	85,518
4.90%, 07/01/33 (a)	155,000	153,467
4.30%, 04/15/44 (a)	150,000	127,196
4.15%, 06/01/45 (a)	65,000	53,799
4.00%, 04/01/48 (a)	320,000	253,654
5.25%, 01/15/53 (a)	100,000	95,107
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	25,000	24,237
3.80%, 05/15/28 (a)	50,000	49,152
4.00%, 12/01/28 (a)	200,000	197,494
3.35%, 04/01/30 (a)	400,000	378,660
2.40%, 06/15/31 (a)	125,000	110,073
5.50%, 03/15/34 (a)	250,000	258,277
5.30%, 03/01/35	180,000	182,637
5.85%, 03/15/36	150,000	157,599
6.30%, 08/15/37	345,000	374,846
6.75%, 04/01/38	200,000	226,032
5.50%, 12/01/39	250,000	250,422
5.70%, 06/15/40	150,000	153,288
4.20%, 03/15/42	150,000	126,941
3.95%, 03/01/43 (a)	250,000	202,117
4.45%, 03/15/44 (a)	320,000	275,930
4.50%, 12/01/45 (a)	250,000	214,262
3.88%, 06/15/47 (a)	225,000	173,587

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 12/01/48 (a)	140,000	120,886
4.13%, 05/15/49 (a)	230,000	182,153
3.95%, 04/01/50 (a)	350,000	271,810
3.20%, 12/01/51 (a)	250,000	164,780
6.15%, 11/15/52 (a)	150,000	158,121
5.70%, 05/15/54 (a)	250,000	249,377
4.63%, 12/01/54 (a)	300,000	254,376
4.30%, 12/01/56 (a)	190,000	150,206
4.00%, 11/15/57 (a)	160,000	118,646
4.50%, 05/15/58 (a)	230,000	186,863
3.70%, 11/15/59 (a)	180,000	125,226
3.00%, 12/01/60 (a)	295,000	175,410
3.60%, 06/15/61 (a)	325,000	221,832
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	200,000	205,430
5.80%, 03/01/33 (a)	200,000	207,216
6.13%, 01/15/34 (a)	200,000	210,938
6.25%, 10/01/39	250,000	262,282
5.75%, 10/01/41 (a)	100,000	98,672
5.60%, 06/15/42 (a)	235,000	227,268
6.50%, 10/01/53 (a)	265,000	278,404
5.75%, 03/15/54 (a)	230,000	221,725
Consumers Energy Co.
4.90%, 02/15/29 (a)	200,000	202,590
4.70%, 01/15/30 (a)	200,000	200,890
3.60%, 08/15/32 (a)	125,000	115,373
4.63%, 05/15/33 (a)	160,000	156,272
3.95%, 05/15/43 (a)	120,000	99,101
3.25%, 08/15/46 (a)	160,000	116,605
3.95%, 07/15/47 (a)	150,000	120,305
4.05%, 05/15/48 (a)	200,000	161,550
4.35%, 04/15/49 (a)	200,000	169,348
3.75%, 02/15/50 (a)	175,000	134,530
3.10%, 08/15/50 (a)	260,000	175,880
3.50%, 08/01/51 (a)	200,000	146,278
2.65%, 08/15/52 (a)	105,000	63,873
2.50%, 05/01/60 (a)	225,000	123,759
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	125,000	94,095
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	150,000	123,062
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	100,000	86,241
5.30%, 05/15/33	215,000	219,057
6.05%, 01/15/38	265,000	282,357
5.45%, 02/01/41 (a)	100,000	98,996
4.60%, 06/15/43 (a)	100,000	88,675
5.10%, 06/01/65 (a)	240,000	211,627
Dominion Energy, Inc.
1.45%, 04/15/26 (a)	150,000	145,253
2.85%, 08/15/26 (a)	200,000	195,428
3.60%, 03/15/27 (a)	265,000	260,532
4.25%, 06/01/28 (a)	200,000	198,696
3.38%, 04/01/30 (a)	500,000	467,290
2.25%, 08/15/31 (a)	200,000	170,422
5.38%, 11/15/32 (a)	250,000	252,610
6.30%, 03/15/33	180,000	192,103
5.25%, 08/01/33	250,000	248,855
5.95%, 06/15/35	220,000	229,814
7.00%, 06/15/38	155,000	174,270
4.90%, 08/01/41 (a)	200,000	180,786
4.05%, 09/15/42 (a)	260,000	208,312
4.70%, 12/01/44 (a)	150,000	129,152
4.60%, 03/15/49 (a)	150,000	124,373
4.85%, 08/15/52 (a)	100,000	85,554
7.00%, 06/01/54 (a)(b)	250,000	263,900
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 02/01/55 (a)(b)	250,000	258,372
6.63%, 05/15/55 (a)(b)	300,000	298,794
DTE Electric Co.
4.85%, 12/01/26 (c)	150,000	151,548
1.90%, 04/01/28 (a)	150,000	140,015
2.25%, 03/01/30 (a)	250,000	224,217
2.63%, 03/01/31 (a)	300,000	268,992
5.20%, 04/01/33 (a)	150,000	151,856
4.00%, 04/01/43 (a)	235,000	195,487
4.30%, 07/01/44 (a)	150,000	128,427
3.70%, 03/15/45 (a)	175,000	136,358
3.70%, 06/01/46 (a)	175,000	134,932
3.75%, 08/15/47 (a)	150,000	115,854
4.05%, 05/15/48 (a)	200,000	161,938
3.95%, 03/01/49 (a)	189,000	149,588
2.95%, 03/01/50 (a)	115,000	75,564
3.25%, 04/01/51 (a)	200,000	138,356
5.40%, 04/01/53 (a)	200,000	196,054
DTE Energy Co.
2.85%, 10/01/26 (a)	315,000	307,242
4.95%, 07/01/27 (a)	350,000	352,835
4.88%, 06/01/28 (a)	200,000	201,306
5.10%, 03/01/29 (a)	350,000	354,574
3.40%, 06/15/29 (a)	250,000	237,210
2.95%, 03/01/30 (a)	235,000	215,704
5.20%, 04/01/30 (a)	300,000	303,942
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	30,000	29,410
3.95%, 11/15/28 (a)	236,000	232,762
2.45%, 02/01/30 (a)	250,000	227,562
2.55%, 04/15/31 (a)	325,000	288,129
6.45%, 10/15/32	280,000	305,444
4.95%, 01/15/33 (a)	250,000	250,087
4.85%, 01/15/34 (a)	200,000	197,416
5.25%, 03/15/35 (a)	200,000	202,600
6.10%, 06/01/37	150,000	159,169
6.00%, 01/15/38	205,000	215,603
6.05%, 04/15/38	175,000	186,977
5.30%, 02/15/40	250,000	248,220
4.25%, 12/15/41 (a)	200,000	171,126
4.00%, 09/30/42 (a)	200,000	164,392
3.75%, 06/01/45 (a)	200,000	155,094
3.88%, 03/15/46 (a)	155,000	121,577
3.70%, 12/01/47 (a)	255,000	191,479
3.95%, 03/15/48 (a)	150,000	116,337
3.20%, 08/15/49 (a)	300,000	202,728
3.45%, 04/15/51 (a)	200,000	140,176
3.55%, 03/15/52 (a)	250,000	176,815
5.35%, 01/15/53 (a)	200,000	191,168
5.40%, 01/15/54 (a)	100,000	96,477
Duke Energy Corp.
2.65%, 09/01/26 (a)	600,000	584,466
3.15%, 08/15/27 (a)	390,000	378,351
5.00%, 12/08/27 (a)	305,000	308,687
4.30%, 03/15/28 (a)	200,000	198,878
3.40%, 06/15/29 (a)	200,000	189,866
2.45%, 06/01/30 (a)	300,000	267,486
2.55%, 06/15/31 (a)	485,000	423,919
4.50%, 08/15/32 (a)	300,000	289,641
5.45%, 06/15/34 (a)	295,000	298,912
3.30%, 06/15/41 (a)	150,000	111,183
4.80%, 12/15/45 (a)	115,000	99,506
3.75%, 09/01/46 (a)	400,000	295,044
3.95%, 08/15/47 (a)	200,000	150,178
4.20%, 06/15/49 (a)	200,000	154,608
3.50%, 06/15/51 (a)	250,000	170,445
5.00%, 08/15/52 (a)	285,000	248,916
6.10%, 09/15/53 (a)	200,000	203,510

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 06/15/54 (a)	200,000	195,700
6.45%, 09/01/54 (a)(b)	240,000	240,554
3.25%, 01/15/82 (a)(b)	145,000	137,048
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	150,000	147,402
3.80%, 07/15/28 (a)	330,000	324,057
2.50%, 12/01/29 (a)	150,000	137,294
1.75%, 06/15/30 (a)	275,000	238,199
5.88%, 11/15/33 (a)	200,000	211,104
6.35%, 09/15/37	170,000	185,854
6.40%, 06/15/38	300,000	327,405
5.65%, 04/01/40	155,000	159,087
3.85%, 11/15/42 (a)	150,000	120,035
3.40%, 10/01/46 (a)	300,000	215,064
4.20%, 07/15/48 (a)	200,000	161,170
3.00%, 12/15/51 (a)	180,000	114,421
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	100,000	101,187
6.12%, 10/15/35	100,000	106,852
6.35%, 08/15/38	200,000	217,732
6.45%, 04/01/39	200,000	219,512
4.90%, 07/15/43 (a)	75,000	68,612
3.75%, 05/15/46 (a)	200,000	152,252
3.25%, 10/01/49 (a)	225,000	152,705
2.75%, 04/01/50 (a)	85,000	51,977
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	160,000	155,458
2.13%, 06/01/30 (a)	200,000	176,788
5.25%, 04/01/33 (a)	195,000	197,882
3.70%, 06/15/46 (a)	125,000	93,835
4.30%, 02/01/49 (a)	200,000	160,250
5.65%, 04/01/53 (a)	100,000	98,455
Duke Energy Progress LLC
3.45%, 03/15/29 (a)	55,000	53,019
2.00%, 08/15/31 (a)	200,000	170,420
3.40%, 04/01/32 (a)	125,000	113,728
5.25%, 03/15/33 (a)	150,000	152,678
5.10%, 03/15/34 (a)	150,000	151,046
5.05%, 03/15/35 (a)	200,000	199,012
6.30%, 04/01/38	245,000	265,212
4.10%, 05/15/42 (a)	225,000	187,238
4.10%, 03/15/43 (a)	100,000	82,768
4.38%, 03/30/44 (a)	175,000	150,318
4.15%, 12/01/44 (a)	220,000	180,336
4.20%, 08/15/45 (a)	175,000	144,237
3.70%, 10/15/46 (a)	200,000	150,244
3.60%, 09/15/47 (a)	250,000	184,415
2.50%, 08/15/50 (a)	200,000	117,412
2.90%, 08/15/51 (a)	190,000	119,900
4.00%, 04/01/52 (a)	205,000	158,059
5.35%, 03/15/53 (a)	100,000	95,298
Edison International
5.75%, 06/15/27 (a)	335,000	338,276
4.13%, 03/15/28 (a)	200,000	192,204
5.25%, 11/15/28 (a)	235,000	231,898
6.95%, 11/15/29 (a)	150,000	155,939
6.25%, 03/15/30 (a)	150,000	152,129
El Paso Electric Co.
6.00%, 05/15/35	169,000	174,021
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	212,000	208,905
2.64%, 06/15/31 (a)	100,000	86,424
4.75%, 06/15/46 (a)	400,000	329,972
Enel Americas SA
4.00%, 10/25/26 (a)	175,000	173,199
Enel Chile SA
4.88%, 06/12/28 (a)	335,000	333,921
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	160,000	158,696
5.15%, 01/15/33 (a)	125,000	126,510
5.30%, 09/15/33 (a)	200,000	204,044
5.45%, 06/01/34 (a)	100,000	102,249
4.20%, 04/01/49 (a)	225,000	180,513
2.65%, 06/15/51 (a)	195,000	114,644
3.35%, 06/15/52 (a)	105,000	70,941
Entergy Corp.
2.95%, 09/01/26 (a)	205,000	200,439
1.90%, 06/15/28 (a)	25,000	22,986
2.80%, 06/15/30 (a)	300,000	271,692
2.40%, 06/15/31 (a)	300,000	258,678
3.75%, 06/15/50 (a)	245,000	174,830
7.13%, 12/01/54 (a)(b)	320,000	325,238
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	200,000	194,588
3.12%, 09/01/27 (a)	200,000	194,178
3.25%, 04/01/28 (a)	200,000	193,410
1.60%, 12/15/30 (a)	215,000	181,578
3.05%, 06/01/31 (a)	320,000	291,459
2.35%, 06/15/32 (a)	245,000	206,251
4.00%, 03/15/33 (a)	211,000	196,523
5.15%, 09/15/34 (a)	100,000	99,682
3.10%, 06/15/41 (a)	95,000	69,430
4.95%, 01/15/45 (a)	225,000	201,332
4.20%, 09/01/48 (a)	380,000	304,452
4.20%, 04/01/50 (a)	220,000	175,932
2.90%, 03/15/51 (a)	300,000	185,598
5.70%, 03/15/54 (a)	150,000	148,238
5.80%, 03/15/55 (a)	200,000	199,464
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	100,000	95,274
5.00%, 09/01/33 (a)	80,000	79,296
3.85%, 06/01/49 (a)	210,000	157,385
3.50%, 06/01/51 (a)	210,000	146,647
5.85%, 06/01/54 (a)	50,000	49,963
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	272,000	266,982
1.75%, 03/15/31 (a)	250,000	211,687
3.55%, 09/30/49 (a)	210,000	148,974
5.00%, 09/15/52 (a)	100,000	89,144
5.55%, 09/15/54 (a)	100,000	96,016
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	40,000	39,118
3.10%, 04/01/27 (a)	395,000	385,559
4.13%, 03/01/42 (a)	150,000	126,123
4.10%, 04/01/43 (a)	160,000	132,272
4.25%, 12/01/45 (a)	200,000	165,788
3.25%, 09/01/49 (a)	185,000	125,278
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	275,000	244,137
5.40%, 04/01/34 (a)	85,000	86,330
5.30%, 10/01/41 (a)	50,000	48,339
4.20%, 06/15/47 (a)	95,000	76,779
4.20%, 03/15/48 (a)	90,000	72,821
4.13%, 04/01/49 (a)	120,000	94,866
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	231,122
Eversource Energy
4.75%, 05/15/26	200,000	200,076
5.00%, 01/01/27	100,000	100,796
2.90%, 03/01/27 (a)	200,000	193,780
3.30%, 01/15/28 (a)	250,000	241,640
5.45%, 03/01/28 (a)	280,000	286,202
5.95%, 02/01/29 (a)	275,000	285,829
4.25%, 04/01/29 (a)	220,000	215,877

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 08/15/30 (a)	400,000	339,560
2.55%, 03/15/31 (a)	310,000	272,152
5.85%, 04/15/31 (a)	200,000	208,204
3.38%, 03/01/32 (a)	255,000	228,740
5.13%, 05/15/33 (a)	200,000	197,742
5.95%, 07/15/34 (a)	225,000	233,800
3.45%, 01/15/50 (a)	305,000	211,432
Exelon Corp.
3.40%, 04/15/26 (a)	100,000	98,780
2.75%, 03/15/27 (a)	200,000	193,644
5.15%, 03/15/28 (a)	385,000	391,295
5.15%, 03/15/29 (a)	200,000	203,748
4.05%, 04/15/30 (a)	450,000	436,473
3.35%, 03/15/32 (a)	245,000	221,247
5.30%, 03/15/33 (a)	250,000	253,657
5.45%, 03/15/34 (a)	265,000	269,455
4.95%, 06/15/35 (a)(d)	200,000	192,654
5.63%, 06/15/35	150,000	153,101
5.10%, 06/15/45 (a)	200,000	181,470
4.45%, 04/15/46 (a)	100,000	82,909
4.70%, 04/15/50 (a)	265,000	223,281
4.10%, 03/15/52 (a)	120,000	92,389
5.60%, 03/15/53 (a)	200,000	192,724
5.88%, 03/15/55 (a)	150,000	149,751
6.50%, 03/15/55 (a)(b)	300,000	298,734
FirstEnergy Corp.
3.90%, 07/15/27 (a)(e)	535,000	526,167
2.65%, 03/01/30 (a)	245,000	220,750
2.25%, 09/01/30 (a)	150,000	130,751
4.85%, 07/15/47 (a)(e)	170,000	145,421
3.40%, 03/01/50 (a)	325,000	221,068
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	98,789
Florida Power & Light Co.
4.45%, 05/15/26 (a)	150,000	150,438
3.30%, 05/30/27 (a)	45,000	44,057
5.05%, 04/01/28 (a)	300,000	305,922
4.40%, 05/15/28 (a)	230,000	230,483
5.15%, 06/15/29 (a)	200,000	205,486
4.63%, 05/15/30 (a)	200,000	201,168
2.45%, 02/03/32 (a)	570,000	492,719
5.10%, 04/01/33 (a)	330,000	334,277
5.63%, 04/01/34	200,000	209,720
5.30%, 06/15/34 (a)	325,000	332,702
5.00%, 08/01/34 (a)	100,000	100,341
4.95%, 06/01/35	170,000	168,807
5.95%, 02/01/38	220,000	234,903
5.96%, 04/01/39	190,000	202,888
5.69%, 03/01/40	165,000	171,852
5.25%, 02/01/41 (a)	195,000	192,065
4.13%, 02/01/42 (a)	310,000	262,793
4.05%, 06/01/42 (a)	210,000	177,410
3.80%, 12/15/42 (a)	175,000	141,860
4.05%, 10/01/44 (a)	185,000	153,010
3.70%, 12/01/47 (a)	205,000	156,050
3.95%, 03/01/48 (a)	340,000	269,957
4.13%, 06/01/48 (a)	265,000	215,885
3.99%, 03/01/49 (a)	210,000	166,912
3.15%, 10/01/49 (a)	260,000	177,102
2.88%, 12/04/51 (a)	400,000	253,632
5.30%, 04/01/53 (a)	225,000	216,853
5.70%, 03/15/55 (a)	300,000	306,645
Fortis, Inc.
3.06%, 10/04/26 (a)	335,000	327,422
Georgia Power Co.
3.25%, 04/01/26 (a)	200,000	197,826
5.00%, 02/23/27 (a)	150,000	151,935
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 03/30/27 (a)	130,000	127,309
4.65%, 05/16/28 (a)	200,000	201,376
2.65%, 09/15/29 (a)	165,000	152,359
4.55%, 03/15/30 (a)	200,000	199,830
4.70%, 05/15/32 (a)	250,000	247,292
4.95%, 05/17/33 (a)	275,000	273,185
5.25%, 03/15/34 (a)	270,000	272,816
5.20%, 03/15/35 (a)	200,000	201,486
4.75%, 09/01/40	100,000	92,742
4.30%, 03/15/42	300,000	257,565
4.30%, 03/15/43	150,000	127,517
3.70%, 01/30/50 (a)	200,000	148,578
3.25%, 03/15/51 (a)	200,000	135,808
5.13%, 05/15/52 (a)	275,000	255,329
Iberdrola International BV
6.75%, 07/15/36	160,000	181,018
Idaho Power Co.
5.20%, 08/15/34 (a)	100,000	100,542
4.20%, 03/01/48 (a)	375,000	304,087
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	49,000
6.05%, 03/15/37	115,000	121,623
4.55%, 03/15/46 (a)	145,000	123,594
3.75%, 07/01/47 (a)	165,000	123,407
4.25%, 08/15/48 (a)	200,000	160,020
3.25%, 05/01/51 (a)	95,000	63,353
5.63%, 04/01/53 (a)	150,000	147,249
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	246,312
3.60%, 04/01/29 (a)	80,000	77,026
2.30%, 06/01/30 (a)	275,000	243,213
6.25%, 07/15/39	50,000	54,244
3.70%, 09/15/46 (a)	125,000	94,185
3.50%, 09/30/49 (a)	180,000	127,813
3.10%, 11/30/51 (a)	145,000	94,411
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	285,000	272,241
ITC Holdings Corp.
3.25%, 06/30/26 (a)	120,000	117,938
3.35%, 11/15/27 (a)	225,000	218,225
5.30%, 07/01/43 (a)	100,000	94,013
Jersey Central Power & Light Co.
5.10%, 01/15/35 (a)(d)	250,000	247,222
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	193,154
4.38%, 10/01/45 (a)	150,000	125,253
3.30%, 06/01/50 (a)	150,000	101,885
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	160,000	163,595
4.25%, 04/01/49 (a)	150,000	119,849
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	48,838
3.65%, 04/15/29 (a)	300,000	291,036
6.75%, 12/30/31	300,000	335,787
5.35%, 01/15/34 (a)	175,000	179,608
5.80%, 10/15/36	175,000	184,053
4.80%, 09/15/43 (a)	200,000	183,124
4.40%, 10/15/44 (a)	125,000	107,948
3.95%, 08/01/47 (a)	165,000	129,905
3.65%, 08/01/48 (a)	265,000	198,408
4.25%, 07/15/49 (a)	300,000	245,700
3.15%, 04/15/50 (a)	315,000	212,222
2.70%, 08/01/52 (a)	175,000	106,925
5.85%, 09/15/54 (a)	100,000	102,824

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mississippi Power Co.
3.95%, 03/30/28 (a)	220,000	217,270
4.25%, 03/15/42	100,000	84,777
National Grid PLC
5.81%, 06/12/33 (a)	250,000	257,802
5.42%, 01/11/34 (a)	200,000	201,936
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/27 (a)	200,000	201,890
5.10%, 05/06/27 (a)	150,000	152,174
4.12%, 09/16/27 (a)	125,000	124,349
3.40%, 02/07/28 (a)	350,000	341,092
4.75%, 02/07/28 (a)	200,000	202,008
5.05%, 09/15/28 (a)	100,000	101,802
3.90%, 11/01/28 (a)	250,000	244,597
3.70%, 03/15/29 (a)	275,000	267,476
2.40%, 03/15/30 (a)	200,000	180,736
1.35%, 03/15/31 (a)	250,000	205,650
1.65%, 06/15/31 (a)	150,000	124,913
8.00%, 03/01/32	300,000	354,174
2.75%, 04/15/32 (a)	115,000	100,152
4.02%, 11/01/32 (a)	110,000	103,852
4.15%, 12/15/32 (a)	170,000	160,849
5.80%, 01/15/33 (a)	225,000	235,721
5.00%, 08/15/34 (a)	100,000	99,310
5.25%, 04/20/46 (a)(b)	325,000	320,687
4.40%, 11/01/48 (a)	150,000	125,463
4.30%, 03/15/49 (a)	155,000	128,066
7.13%, 09/15/53 (a)(b)	125,000	129,406
Nevada Power Co.
3.70%, 05/01/29 (a)	240,000	233,196
2.40%, 05/01/30 (a)	25,000	22,496
6.65%, 04/01/36	150,000	165,198
6.75%, 07/01/37	220,000	246,875
3.13%, 08/01/50 (a)	235,000	152,795
5.90%, 05/01/53 (a)	50,000	50,113
6.00%, 03/15/54 (a)	150,000	153,636
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	350,000	334,673
3.55%, 05/01/27 (a)	480,000	471,101
4.63%, 07/15/27 (a)	410,000	411,681
4.85%, 02/04/28	250,000	253,017
4.90%, 02/28/28 (a)	410,000	413,981
1.90%, 06/15/28 (a)	475,000	438,358
4.90%, 03/15/29 (a)	200,000	201,784
3.50%, 04/01/29 (a)	155,000	148,560
2.75%, 11/01/29 (a)	350,000	323,253
5.00%, 02/28/30 (a)	200,000	203,420
5.05%, 03/15/30 (a)	250,000	253,440
2.25%, 06/01/30 (a)	700,000	619,857
2.44%, 01/15/32 (a)	425,000	363,400
5.30%, 03/15/32 (a)	200,000	203,262
5.00%, 07/15/32 (a)	300,000	300,141
5.05%, 02/28/33 (a)	250,000	248,847
5.25%, 03/15/34 (a)	325,000	325,556
5.45%, 03/15/35 (a)	200,000	201,876
3.00%, 01/15/52 (a)	200,000	124,220
5.25%, 02/28/53 (a)	340,000	312,902
5.55%, 03/15/54 (a)	240,000	229,694
6.75%, 06/15/54 (a)(b)	300,000	307,335
6.70%, 09/01/54 (a)(b)	295,000	299,410
5.90%, 03/15/55 (a)	100,000	99,941
6.38%, 08/15/55 (a)(b)	450,000	452,650
6.50%, 08/15/55 (a)(b)	300,000	303,759
4.80%, 12/01/77 (a)(b)	225,000	214,839
5.65%, 05/01/79 (a)(b)	145,000	142,445
3.80%, 03/15/82 (a)(b)	150,000	141,558
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	174,786
6.25%, 06/01/36	145,000	159,965
6.20%, 07/01/37	175,000	191,147
5.35%, 11/01/39	120,000	120,427
3.40%, 08/15/42 (a)	145,000	111,125
4.00%, 08/15/45 (a)	100,000	81,283
3.60%, 05/15/46 (a)	250,000	189,017
3.60%, 09/15/47 (a)	400,000	298,892
2.90%, 03/01/50 (a)	130,000	83,903
2.60%, 06/01/51 (a)	280,000	167,401
5.10%, 05/15/53 (a)	45,000	41,782
5.40%, 03/15/54 (a)	150,000	145,782
5.65%, 06/15/54 (a)	95,000	95,827
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	152,416
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	244,160
3.25%, 05/15/29 (a)	115,000	109,174
3.95%, 04/01/30 (a)	150,000	145,623
1.95%, 08/15/31 (a)	205,000	174,063
5.40%, 06/01/34 (a)	150,000	152,571
5.50%, 03/15/40	115,000	115,840
3.10%, 06/01/51 (a)	350,000	233,912
4.55%, 06/01/52 (a)	90,000	75,836
Oglethorpe Power Corp.
5.95%, 11/01/39	180,000	186,970
5.38%, 11/01/40	200,000	194,412
4.50%, 04/01/47 (a)	125,000	102,794
5.05%, 10/01/48 (a)	200,000	177,280
3.75%, 08/01/50 (a)	150,000	106,367
5.25%, 09/01/50	85,000	77,031
6.20%, 12/01/53 (a)	125,000	128,083
Ohio Edison Co.
6.88%, 07/15/36	100,000	112,449
Ohio Power Co.
2.60%, 04/01/30 (a)	235,000	212,548
1.63%, 01/15/31 (a)	200,000	167,370
5.65%, 06/01/34 (a)	135,000	137,242
4.15%, 04/01/48 (a)	200,000	156,964
4.00%, 06/01/49 (a)	150,000	114,336
2.90%, 10/01/51 (a)	45,000	27,920
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	117,245
3.25%, 04/01/30 (a)	200,000	187,066
5.40%, 01/15/33 (a)	150,000	152,873
4.15%, 04/01/47 (a)	290,000	230,785
3.85%, 08/15/47 (a)	90,000	69,483
5.60%, 04/01/53 (a)	105,000	102,402
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	150,000	149,682
3.70%, 11/15/28 (a)	200,000	195,042
5.75%, 03/15/29 (a)	123,000	128,237
4.65%, 11/01/29 (a)	125,000	125,183
2.75%, 05/15/30 (a)	200,000	182,844
7.00%, 05/01/32	250,000	279,367
4.15%, 06/01/32 (a)	150,000	142,745
4.55%, 09/15/32 (a)	200,000	195,014
5.65%, 11/15/33 (a)	250,000	259,907
5.35%, 04/01/35 (a)(d)	175,000	177,102
7.50%, 09/01/38	100,000	118,238
5.25%, 09/30/40	175,000	170,695
4.55%, 12/01/41 (a)	150,000	132,614
5.30%, 06/01/42 (a)	150,000	145,358
3.75%, 04/01/45 (a)	175,000	135,189
3.80%, 09/30/47 (a)	150,000	114,114
4.10%, 11/15/48 (a)	145,000	114,502

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 06/01/49 (a)	200,000	149,762
3.10%, 09/15/49 (a)	230,000	151,207
3.70%, 05/15/50 (a)	160,000	116,680
2.70%, 11/15/51 (a)	140,000	83,027
4.60%, 06/01/52 (a)	150,000	126,675
4.95%, 09/15/52 (a)	250,000	223,517
5.35%, 10/01/52 (a)	100,000	94,161
5.55%, 06/15/54 (a)	100,000	97,600
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	225,000	218,828
2.10%, 08/01/27 (a)	350,000	328,412
3.30%, 12/01/27 (a)	450,000	431,824
3.00%, 06/15/28 (a)	350,000	329,241
3.75%, 07/01/28	325,000	312,871
6.10%, 01/15/29 (a)	45,000	46,507
4.20%, 03/01/29 (a)	95,000	91,935
4.55%, 07/01/30 (a)	910,000	880,480
2.50%, 02/01/31 (a)	600,000	516,264
3.25%, 06/01/31 (a)	400,000	356,520
4.40%, 03/01/32 (a)	250,000	234,250
5.90%, 06/15/32 (a)	300,000	306,132
6.15%, 01/15/33 (a)	300,000	309,135
6.40%, 06/15/33 (a)	315,000	329,512
6.95%, 03/15/34 (a)	220,000	238,401
5.80%, 05/15/34 (a)	350,000	353,720
5.70%, 03/01/35 (a)	300,000	300,249
4.50%, 07/01/40 (a)	550,000	467,291
3.30%, 08/01/40 (a)	350,000	257,533
4.20%, 06/01/41 (a)	275,000	219,125
4.45%, 04/15/42 (a)	265,000	217,499
3.75%, 08/15/42 (a)(e)	100,000	74,467
4.60%, 06/15/43 (a)	250,000	206,255
4.75%, 02/15/44 (a)	200,000	166,674
4.30%, 03/15/45 (a)	260,000	203,928
4.25%, 03/15/46 (a)(e)	175,000	136,495
4.00%, 12/01/46 (a)	240,000	177,120
4.95%, 07/01/50 (a)	945,000	788,347
3.50%, 08/01/50 (a)	380,000	252,742
5.25%, 03/01/52 (a)	305,000	263,206
6.75%, 01/15/53 (a)	345,000	360,680
6.70%, 04/01/53 (a)	200,000	208,820
5.90%, 10/01/54 (a)	105,000	99,581
PacifiCorp
5.10%, 02/15/29 (a)	25,000	25,438
3.50%, 06/15/29 (a)	140,000	134,001
2.70%, 09/15/30 (a)	150,000	134,420
5.30%, 02/15/31 (a)	200,000	204,194
7.70%, 11/15/31	150,000	172,972
5.45%, 02/15/34 (a)	175,000	176,402
5.25%, 06/15/35	25,000	25,098
6.10%, 08/01/36	140,000	146,808
5.75%, 04/01/37	200,000	202,934
6.25%, 10/15/37	150,000	158,232
6.35%, 07/15/38	150,000	159,017
6.00%, 01/15/39	155,000	160,073
4.10%, 02/01/42 (a)	100,000	81,031
4.13%, 01/15/49 (a)	225,000	173,961
4.15%, 02/15/50 (a)	225,000	173,947
3.30%, 03/15/51 (a)	250,000	163,877
2.90%, 06/15/52 (a)	330,000	198,597
5.35%, 12/01/53 (a)	325,000	298,473
5.50%, 05/15/54 (a)	400,000	375,152
5.80%, 01/15/55 (a)	430,000	419,594
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	174,447
5.95%, 10/01/36	225,000	241,409
3.70%, 09/15/47 (a)	150,000	114,059
3.90%, 03/01/48 (a)	255,000	200,264
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 09/15/49 (a)	130,000	86,189
2.80%, 06/15/50 (a)	200,000	126,124
3.05%, 03/15/51 (a)	60,000	39,177
2.85%, 09/15/51 (a)	160,000	100,110
4.60%, 05/15/52 (a)	125,000	107,494
4.38%, 08/15/52 (a)	140,000	115,448
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	150,000	150,926
6.50%, 11/15/37	240,000	268,469
4.15%, 03/15/43 (a)	250,000	210,330
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	285,000	280,335
4.13%, 04/15/30 (a)	150,000	145,635
5.25%, 09/01/34 (a)	250,000	249,017
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	390,000	389,723
4.85%, 02/15/34 (a)	200,000	197,850
4.75%, 07/15/43 (a)	100,000	91,189
4.13%, 06/15/44 (a)	95,000	79,743
4.15%, 10/01/45 (a)	35,000	29,204
3.95%, 06/01/47 (a)	140,000	111,929
4.15%, 06/15/48 (a)	150,000	123,105
5.25%, 05/15/53 (a)	200,000	191,556
Progress Energy, Inc.
7.75%, 03/01/31	250,000	285,350
7.00%, 10/30/31	200,000	222,774
6.00%, 12/01/39	185,000	190,204
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	175,000	171,404
1.90%, 01/15/31 (a)	155,000	132,913
1.88%, 06/15/31 (a)	225,000	190,021
4.10%, 06/01/32 (a)	150,000	142,905
5.35%, 05/15/34 (a)	125,000	125,715
6.25%, 09/01/37	120,000	129,890
3.60%, 09/15/42 (a)	120,000	93,037
4.30%, 03/15/44 (a)	100,000	83,220
3.80%, 06/15/47 (a)	100,000	75,713
4.10%, 06/15/48 (a)	85,000	66,236
4.05%, 09/15/49 (a)	205,000	158,953
3.20%, 03/01/50 (a)	250,000	167,630
2.70%, 01/15/51 (a)	220,000	131,010
4.50%, 06/01/52 (a)	55,000	45,905
5.25%, 04/01/53 (a)	240,000	221,606
5.75%, 05/15/54 (a)	200,000	198,046
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	75,000	65,087
5.35%, 10/01/33 (a)	100,000	102,310
3.60%, 07/01/49 (a)	130,000	95,538
5.15%, 01/15/53 (a)	145,000	136,093
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	127,419
5.25%, 01/15/33 (a)	165,000	165,559
3.15%, 08/15/51 (a)	150,000	97,128
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	255,000	248,566
3.70%, 05/01/28 (a)	235,000	230,638
3.20%, 05/15/29 (a)	225,000	214,589
2.45%, 01/15/30 (a)	340,000	310,128
1.90%, 08/15/31 (a)	200,000	169,838
4.90%, 12/15/32 (a)	220,000	221,637
4.65%, 03/15/33 (a)	110,000	108,544
4.85%, 08/01/34 (a)	125,000	123,843
5.80%, 05/01/37	80,000	84,753
3.95%, 05/01/42 (a)	100,000	82,576
3.65%, 09/01/42 (a)	125,000	99,460
3.80%, 01/01/43 (a)	175,000	141,909
3.80%, 03/01/46 (a)	180,000	141,797

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 12/01/47 (a)	300,000	226,164
4.05%, 05/01/48 (a)	285,000	230,816
3.85%, 05/01/49 (a)	160,000	124,826
3.20%, 08/01/49 (a)	150,000	103,599
3.15%, 01/01/50 (a)	75,000	51,254
2.70%, 05/01/50 (a)	225,000	139,394
2.05%, 08/01/50 (a)	250,000	133,015
5.13%, 03/15/53 (a)	150,000	141,200
5.30%, 08/01/54 (a)	100,000	96,167
5.50%, 03/01/55 (a)	100,000	98,724
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	206,658
5.88%, 10/15/28 (a)	15,000	15,608
5.20%, 04/01/29 (a)	300,000	305,724
1.60%, 08/15/30 (a)	360,000	305,939
2.45%, 11/15/31 (a)	300,000	258,522
6.13%, 10/15/33 (a)	155,000	163,661
5.45%, 04/01/34 (a)	150,000	151,602
Puget Energy, Inc.
2.38%, 06/15/28 (a)	50,000	46,482
4.10%, 06/15/30 (a)	300,000	286,674
4.22%, 03/15/32 (a)	150,000	139,605
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	76,367
6.27%, 03/15/37	100,000	108,190
5.76%, 10/01/39	150,000	155,112
5.80%, 03/15/40	125,000	128,346
5.64%, 04/15/41 (a)	150,000	149,178
4.30%, 05/20/45 (a)	165,000	136,863
4.22%, 06/15/48 (a)	215,000	174,081
3.25%, 09/15/49 (a)	305,000	206,342
2.89%, 09/15/51 (a)	210,000	130,740
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	130,000	127,339
1.70%, 10/01/30 (a)	275,000	234,253
3.00%, 03/15/32 (a)	250,000	219,457
6.00%, 06/01/39	150,000	157,245
4.50%, 08/15/40	200,000	178,060
3.75%, 06/01/47 (a)	125,000	93,243
4.15%, 05/15/48 (a)	125,000	98,973
4.10%, 06/15/49 (a)	165,000	128,812
3.32%, 04/15/50 (a)	150,000	101,966
2.95%, 08/15/51 (a)	185,000	116,539
3.70%, 03/15/52 (a)	150,000	108,762
5.35%, 04/01/53 (a)	230,000	215,795
5.55%, 04/15/54 (a)	175,000	169,216
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	196,174
5.90%, 03/15/54 (a)	110,000	110,955
Southern California Edison Co.
4.90%, 06/01/26 (a)	100,000	100,163
4.70%, 06/01/27 (a)	190,000	189,844
5.85%, 11/01/27 (a)	250,000	256,282
3.65%, 03/01/28 (a)	100,000	96,846
5.30%, 03/01/28 (a)	200,000	202,512
5.65%, 10/01/28 (a)	115,000	117,807
4.20%, 03/01/29 (a)	160,000	155,618
6.65%, 04/01/29	240,000	248,095
5.15%, 06/01/29 (a)	80,000	80,542
2.85%, 08/01/29 (a)	305,000	280,207
5.25%, 03/15/30 (a)	250,000	251,487
2.25%, 06/01/30 (a)	250,000	218,285
2.50%, 06/01/31 (a)	200,000	172,104
5.45%, 06/01/31 (a)	250,000	253,370
2.75%, 02/01/32 (a)	200,000	170,574
5.95%, 11/01/32 (a)	200,000	205,586
6.00%, 01/15/34	200,000	206,178
5.20%, 06/01/34 (a)	250,000	244,042
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 04/01/35	200,000	203,574
5.55%, 01/15/37	285,000	278,357
5.95%, 02/01/38	250,000	251,832
6.05%, 03/15/39	150,000	151,694
5.50%, 03/15/40	315,000	298,730
4.50%, 09/01/40 (a)	155,000	132,868
4.05%, 03/15/42 (a)	190,000	149,507
3.90%, 03/15/43 (a)	130,000	98,900
4.65%, 10/01/43 (a)	250,000	209,867
3.60%, 02/01/45 (a)	150,000	107,451
4.00%, 04/01/47 (a)	555,000	414,041
4.13%, 03/01/48 (a)	415,000	313,445
4.88%, 03/01/49 (a)	245,000	204,854
3.65%, 02/01/50 (a)	400,000	277,972
2.95%, 02/01/51 (a)	310,000	188,396
3.65%, 06/01/51 (a)	165,000	113,334
3.45%, 02/01/52 (a)	325,000	214,029
5.45%, 06/01/52 (a)	120,000	107,908
5.70%, 03/01/53 (a)	140,000	131,060
5.88%, 12/01/53 (a)	150,000	144,009
Southern Co.
3.25%, 07/01/26 (a)	625,000	615,400
5.11%, 08/01/27 (e)	310,000	313,853
1.75%, 03/15/28 (a)	100,000	92,387
4.85%, 06/15/28 (a)	250,000	252,940
5.50%, 03/15/29 (a)	325,000	335,153
3.70%, 04/30/30 (a)	350,000	333,553
5.70%, 10/15/32 (a)	170,000	176,786
5.20%, 06/15/33 (a)	200,000	200,688
5.70%, 03/15/34 (a)	305,000	315,547
4.85%, 03/15/35 (a)	200,000	193,788
4.25%, 07/01/36 (a)	185,000	168,472
4.40%, 07/01/46 (a)	550,000	456,263
3.75%, 09/15/51 (a)(b)	290,000	282,312
6.38%, 03/15/55 (a)(b)	300,000	308,358
Southern Power Co.
5.15%, 09/15/41	150,000	141,554
5.25%, 07/15/43	150,000	140,694
4.95%, 12/15/46 (a)	128,000	112,618
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	150,000	146,081
4.10%, 09/15/28 (a)	200,000	196,736
3.90%, 04/01/45 (a)	110,000	84,546
3.85%, 02/01/48 (a)	200,000	146,426
3.25%, 11/01/51 (a)	250,000	162,917
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	200,000	173,078
3.40%, 08/15/46 (a)	150,000	105,327
3.70%, 08/15/47 (a)	150,000	109,991
4.40%, 11/15/48 (a)	155,000	126,376
3.75%, 06/15/49 (a)	130,000	95,485
3.15%, 05/01/50 (a)	170,000	111,217
Tampa Electric Co.
4.90%, 03/01/29 (a)	200,000	202,024
2.40%, 03/15/31 (a)	50,000	43,771
4.10%, 06/15/42 (a)	135,000	113,505
4.35%, 05/15/44 (a)	100,000	84,706
4.30%, 06/15/48 (a)	150,000	122,409
4.45%, 06/15/49 (a)	150,000	124,934
3.63%, 06/15/50 (a)	120,000	87,722
3.45%, 03/15/51 (a)	100,000	69,880
5.00%, 07/15/52 (a)	75,000	67,711
Toledo Edison Co.
6.15%, 05/15/37	100,000	108,922
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	165,000	139,174
3.25%, 05/15/32 (a)	165,000	147,706

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 09/15/34 (a)	100,000	99,459
4.85%, 12/01/48 (a)	155,000	136,309
3.25%, 05/01/51 (a)	185,000	123,086
5.50%, 04/15/53 (a)	110,000	105,632
Union Electric Co.
2.95%, 06/15/27 (a)	99,000	96,191
3.50%, 03/15/29 (a)	380,000	365,663
2.95%, 03/15/30 (a)	150,000	138,836
5.20%, 04/01/34 (a)	150,000	151,332
8.45%, 03/15/39	150,000	192,945
3.90%, 09/15/42 (a)	240,000	196,694
3.65%, 04/15/45 (a)	135,000	103,415
4.00%, 04/01/48 (a)	100,000	78,814
3.25%, 10/01/49 (a)	270,000	185,223
2.63%, 03/15/51 (a)	255,000	152,360
3.90%, 04/01/52 (a)	185,000	141,414
5.13%, 03/15/55 (a)	125,000	114,919
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	350,000	344,610
3.75%, 05/15/27 (a)	175,000	172,741
3.80%, 04/01/28 (a)	200,000	196,546
2.88%, 07/15/29 (a)	150,000	140,489
5.00%, 04/01/33 (a)	200,000	198,272
5.30%, 08/15/33 (a)	50,000	50,539
5.00%, 01/15/34 (a)	170,000	167,972
5.05%, 08/15/34 (a)	190,000	188,134
6.00%, 01/15/36	250,000	263,777
6.00%, 05/15/37	325,000	341,546
6.35%, 11/30/37	150,000	161,770
8.88%, 11/15/38	300,000	396,369
4.00%, 01/15/43 (a)	250,000	203,022
4.65%, 08/15/43 (a)	150,000	133,152
4.45%, 02/15/44 (a)	250,000	214,285
4.20%, 05/15/45 (a)	100,000	82,177
4.00%, 11/15/46 (a)	220,000	172,951
3.80%, 09/15/47 (a)	250,000	189,342
4.60%, 12/01/48 (a)	300,000	256,902
3.30%, 12/01/49 (a)	300,000	206,319
2.45%, 12/15/50 (a)	450,000	254,650
2.95%, 11/15/51 (a)	25,000	15,555
4.63%, 05/15/52 (a)	240,000	202,668
5.45%, 04/01/53 (a)	220,000	210,608
5.55%, 08/15/54 (a)	100,000	96,976
WEC Energy Group, Inc.
5.60%, 09/12/26 (a)	74,000	75,117
5.15%, 10/01/27 (a)	175,000	177,480
1.38%, 10/15/27 (a)	250,000	231,310
4.75%, 01/15/28 (a)	145,000	145,879
2.20%, 12/15/28 (a)	150,000	137,748
1.80%, 10/15/30 (a)	86,000	73,775
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	138,093
4.75%, 09/30/32 (a)	195,000	194,195
5.63%, 05/15/33	235,000	246,637
4.60%, 10/01/34 (a)	60,000	58,210
4.30%, 10/15/48 (a)	125,000	104,819
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	250,000	241,787
3.00%, 07/01/29 (a)	275,000	257,738
1.95%, 09/16/31 (a)	125,000	105,489
6.38%, 08/15/37	120,000	131,449
3.65%, 04/01/50 (a)	200,000	145,360
Wisconsin Public Service Corp.
3.67%, 12/01/42	160,000	127,059
4.75%, 11/01/44 (a)	150,000	135,930
3.30%, 09/01/49 (a)	157,000	109,961
2.85%, 12/01/51 (a)	55,000	34,294
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	147,048
4.75%, 03/21/28 (a)	100,000	100,428
4.00%, 06/15/28 (a)	325,000	318,688
3.40%, 06/01/30 (a)	360,000	336,157
2.35%, 11/15/31 (a)	75,000	63,439
4.60%, 06/01/32 (a)	300,000	289,662
5.45%, 08/15/33 (a)	300,000	301,479
5.50%, 03/15/34 (a)	60,000	60,281
5.60%, 04/15/35 (a)	200,000	201,126
6.50%, 07/01/36	80,000	85,730
3.50%, 12/01/49 (a)	200,000	136,938
		177,081,284
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	335,000	309,989
1.50%, 01/15/31 (a)	375,000	315,131
5.90%, 11/15/33 (a)	125,000	132,394
5.50%, 06/15/41 (a)	150,000	152,181
4.15%, 01/15/43 (a)	200,000	168,650
4.13%, 10/15/44 (a)	100,000	82,810
4.30%, 10/01/48 (a)	235,000	195,090
4.13%, 03/15/49 (a)	225,000	179,458
3.38%, 09/15/49 (a)	240,000	167,407
2.85%, 02/15/52 (a)	55,000	33,997
5.75%, 10/15/52 (a)	190,000	191,885
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	260,000	265,348
4.00%, 04/01/28 (a)	120,000	118,064
1.75%, 10/01/30 (a)	250,000	214,175
5.40%, 07/01/34 (a)	100,000	101,125
5.85%, 01/15/41 (a)	125,000	128,148
4.10%, 09/01/47 (a)	180,000	146,921
National Grid USA
5.80%, 04/01/35	85,000	86,350
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	220,484
5.25%, 03/30/28 (a)	300,000	305,289
5.20%, 07/01/29 (a)	150,000	152,811
2.95%, 09/01/29 (a)	350,000	325,552
3.60%, 05/01/30 (a)	350,000	331,768
1.70%, 02/15/31 (a)	220,000	184,323
5.40%, 06/30/33 (a)	150,000	150,801
5.35%, 04/01/34 (a)	200,000	200,668
5.95%, 06/15/41 (a)	110,000	111,858
5.25%, 02/15/43 (a)	150,000	140,118
4.80%, 02/15/44 (a)	199,000	176,356
5.65%, 02/01/45 (a)	175,000	171,087
4.38%, 05/15/47 (a)	320,000	263,955
3.95%, 03/30/48 (a)	165,000	127,170
5.00%, 06/15/52 (a)	150,000	133,538
6.95%, 11/30/54 (a)(b)	150,000	152,746
6.38%, 03/31/55 (a)(b)	100,000	98,985
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	100,000	97,681
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	102,016
2.00%, 05/15/30 (a)	80,000	70,786
4.25%, 09/01/32 (a)	150,000	142,741
4.66%, 02/01/44 (a)	200,000	178,452
4.50%, 11/01/48 (a)	125,000	104,583
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	258,490
5.40%, 06/15/33 (a)	100,000	101,385
5.10%, 02/15/35 (a)	75,000	74,279
3.64%, 11/01/46 (a)	230,000	166,755

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 06/01/50 (a)	200,000	134,082
5.05%, 05/15/52 (a)	170,000	151,893
Sempra
5.40%, 08/01/26 (a)	150,000	151,248
3.25%, 06/15/27 (a)	275,000	266,637
3.40%, 02/01/28 (a)	355,000	343,115
3.70%, 04/01/29 (a)	200,000	192,052
5.50%, 08/01/33 (a)	205,000	206,640
3.80%, 02/01/38 (a)	345,000	283,711
6.00%, 10/15/39	260,000	264,170
4.00%, 02/01/48 (a)	250,000	185,857
4.13%, 04/01/52 (a)(b)	300,000	282,612
6.40%, 10/01/54 (a)(b)	300,000	284,097
6.88%, 10/01/54 (a)(b)	300,000	298,335
6.55%, 04/01/55 (a)(b)	35,000	33,257
6.63%, 04/01/55 (a)(b)	45,000	44,081
Southern California Gas Co.
2.60%, 06/15/26 (a)	215,000	210,446
2.95%, 04/15/27 (a)	240,000	233,172
2.55%, 02/01/30 (a)	250,000	226,980
5.20%, 06/01/33 (a)	100,000	99,940
5.05%, 09/01/34 (a)	85,000	83,927
5.13%, 11/15/40	155,000	148,837
3.75%, 09/15/42 (a)	105,000	81,901
4.13%, 06/01/48 (a)	125,000	97,408
4.30%, 01/15/49 (a)	175,000	140,822
3.95%, 02/15/50 (a)	150,000	113,822
6.35%, 11/15/52 (a)	210,000	224,582
5.75%, 06/01/53 (a)	150,000	147,298
5.60%, 04/01/54 (a)	150,000	145,965
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	130,000	128,155
1.75%, 01/15/31 (a)	200,000	168,722
5.15%, 09/15/32 (a)	90,000	90,121
5.75%, 09/15/33 (a)	225,000	232,351
5.88%, 03/15/41 (a)	200,000	203,046
4.40%, 06/01/43 (a)	156,000	132,538
3.95%, 10/01/46 (a)	175,000	134,423
4.40%, 05/30/47 (a)	185,000	151,408
3.15%, 09/30/51 (a)	150,000	95,292
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	102,076
2.20%, 06/15/30 (a)	255,000	224,517
4.05%, 03/15/32 (a)	190,000	177,753
3.80%, 09/29/46 (a)	100,000	75,569
4.15%, 06/01/49 (a)	125,000	96,970
3.18%, 08/15/51 (a)	85,000	54,927
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	125,000	123,834
3.30%, 06/01/51 (a)	110,000	74,952
Washington Gas Light Co.
3.80%, 09/15/46 (a)	130,000	99,756
3.65%, 09/15/49 (a)	200,000	147,910
		15,125,007
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	96,661
3.75%, 09/01/28 (a)	250,000	244,292
3.45%, 06/01/29 (a)	165,000	158,037
2.30%, 06/01/31 (a)	200,000	173,226
4.45%, 06/01/32 (a)	275,000	266,725
5.15%, 03/01/34 (a)	200,000	200,856
5.25%, 03/01/35 (a)	200,000	201,192
6.59%, 10/15/37	225,000	248,818
4.30%, 12/01/42 (a)	175,000	152,072
4.30%, 09/01/45 (a)	115,000	96,866
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 12/01/46 (a)	100,000	78,631
3.75%, 09/01/47 (a)	250,000	189,147
4.20%, 09/01/48 (a)	230,000	187,186
4.15%, 06/01/49 (a)	180,000	144,623
3.45%, 05/01/50 (a)	155,000	109,235
3.25%, 06/01/51 (a)	95,000	63,972
5.45%, 03/01/54 (a)	200,000	192,840
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	238,882
2.70%, 04/15/30 (a)	160,000	144,829
2.40%, 05/01/31 (a)	50,000	43,656
5.38%, 01/15/34 (a)	100,000	100,546
4.28%, 05/01/49 (a)	205,000	162,007
3.35%, 04/15/50 (a)	290,000	193,456
5.30%, 05/01/52 (a)	150,000	137,040
United Utilities PLC
6.88%, 08/15/28	80,000	84,765
		3,909,560
		196,115,851
Total Corporates (Cost $2,195,257,709)		2,036,120,883

TREASURIES 44.6% OF NET ASSETS
U.S. Treasury Bonds
6.75%, 08/15/26	1,209,000	1,256,274
6.50%, 11/15/26	1,748,000	1,826,762
6.63%, 02/15/27	1,000,000	1,052,949
6.38%, 08/15/27	1,200,000	1,268,203
6.13%, 11/15/27	2,434,000	2,569,486
5.50%, 08/15/28	1,748,000	1,840,385
5.25%, 11/15/28	2,248,000	2,348,984
5.25%, 02/15/29	1,174,000	1,233,984
6.13%, 08/15/29	1,044,000	1,135,472
6.25%, 05/15/30	2,131,000	2,354,672
5.38%, 02/15/31	2,594,000	2,777,100
4.50%, 02/15/36	2,844,000	2,930,653
4.75%, 02/15/37	1,432,000	1,502,705
5.00%, 05/15/37	1,648,000	1,764,905
4.38%, 02/15/38	1,996,000	2,009,878
4.50%, 05/15/38	2,096,000	2,137,265
3.50%, 02/15/39	1,372,000	1,251,307
4.25%, 05/15/39	2,846,000	2,804,422
4.50%, 08/15/39	3,146,000	3,178,197
4.38%, 11/15/39	3,825,000	3,806,772
4.63%, 02/15/40	2,955,000	3,018,486
1.13%, 05/15/40	11,700,000	7,410,305
4.38%, 05/15/40	1,694,000	1,681,692
1.13%, 08/15/40	11,500,000	7,211,758
3.88%, 08/15/40	2,994,000	2,801,027
1.38%, 11/15/40	15,700,000	10,213,586
4.25%, 11/15/40	3,053,000	2,978,106
1.88%, 02/15/41	20,600,000	14,465,062
4.75%, 02/15/41	4,292,000	4,426,125
2.25%, 05/15/41	16,000,000	11,866,250
4.38%, 05/15/41	3,944,000	3,889,462
1.75%, 08/15/41	22,400,000	15,188,250
3.75%, 08/15/41	3,817,000	3,480,627
2.00%, 11/15/41	19,000,000	13,356,406
3.13%, 11/15/41	3,844,000	3,214,545
2.38%, 02/15/42	15,400,000	11,436,906
3.13%, 02/15/42	4,082,000	3,401,454
3.00%, 05/15/42	3,998,000	3,256,496
3.25%, 05/15/42	13,600,000	11,497,313
2.75%, 08/15/42	4,191,000	3,273,564
3.38%, 08/15/42	11,700,000	10,035,492
2.75%, 11/15/42	6,358,000	4,946,822

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/42	12,400,000	11,571,719
3.13%, 02/15/43	5,286,000	4,340,715
3.88%, 02/15/43	11,450,000	10,483,906
2.88%, 05/15/43	8,881,000	6,996,563
3.88%, 05/15/43	12,300,000	11,232,398
3.63%, 08/15/43	6,417,000	5,642,448
4.38%, 08/15/43	12,850,000	12,526,742
3.75%, 11/15/43	6,150,000	5,493,680
4.75%, 11/15/43	13,150,000	13,438,684
3.63%, 02/15/44	7,027,000	6,150,272
4.50%, 02/15/44	12,150,000	12,007,617
3.38%, 05/15/44	6,294,000	5,296,794
4.63%, 05/15/44	13,000,000	13,043,672
3.13%, 08/15/44	8,132,000	6,562,143
4.13%, 08/15/44	12,800,000	11,996,000
3.00%, 11/15/44	6,936,000	5,466,435
4.63%, 11/15/44	12,700,000	12,719,844
2.50%, 02/15/45	9,832,000	7,090,562
4.75%, 02/15/45	9,200,000	9,369,625
3.00%, 05/15/45	5,434,000	4,263,992
2.88%, 08/15/45	5,332,000	4,085,645
3.00%, 11/15/45	3,282,000	2,563,037
2.50%, 02/15/46	8,091,000	5,755,988
2.50%, 05/15/46	6,732,000	4,772,357
2.25%, 08/15/46	9,078,000	6,108,501
2.88%, 11/15/46	3,719,000	2,811,332
3.00%, 02/15/47	7,184,000	5,535,609
3.00%, 05/15/47	5,038,000	3,872,175
2.75%, 08/15/47	8,280,000	6,057,338
2.75%, 11/15/47	7,878,000	5,749,709
3.00%, 02/15/48	7,500,000	5,718,750
3.13%, 05/15/48	10,320,000	8,035,088
3.00%, 08/15/48	3,078,000	2,338,078
3.38%, 11/15/48	10,600,000	8,605,875
3.00%, 02/15/49	13,776,000	10,419,176
2.88%, 05/15/49	13,800,000	10,175,344
2.25%, 08/15/49	14,100,000	9,096,703
2.38%, 11/15/49	12,300,000	8,139,141
2.00%, 02/15/50	14,898,000	9,021,437
1.25%, 05/15/50	17,550,000	8,721,527
1.38%, 08/15/50	20,350,000	10,376,910
1.63%, 11/15/50	20,200,000	11,001,109
1.88%, 02/15/51	21,650,000	12,560,383
2.38%, 05/15/51	21,800,000	14,260,266
2.00%, 08/15/51	21,900,000	13,049,320
1.88%, 11/15/51	20,950,000	12,052,797
2.25%, 02/15/52	18,600,000	11,733,984
2.88%, 05/15/52	17,800,000	12,930,031
3.00%, 08/15/52	16,500,000	12,288,633
4.00%, 11/15/52	17,450,000	15,741,809
3.63%, 02/15/53	17,600,000	14,829,375
3.63%, 05/15/53	17,750,000	14,958,535
4.13%, 08/15/53	19,700,000	18,157,859
4.75%, 11/15/53	20,850,000	21,317,496
4.25%, 02/15/54	22,100,000	20,829,250
4.63%, 05/15/54	22,300,000	22,378,399
4.25%, 08/15/54	20,900,000	19,730,906
4.50%, 11/15/54	20,000,000	19,709,375
4.63%, 02/15/55	15,550,000	15,653,262
U.S. Treasury Notes
0.75%, 04/30/26	20,500,000	19,792,109
2.38%, 04/30/26	6,334,000	6,223,897
4.88%, 04/30/26	11,800,000	11,902,789
1.63%, 05/15/26	15,185,000	14,788,470
3.63%, 05/15/26	15,000,000	14,934,082
0.75%, 05/31/26	17,300,000	16,660,711
2.13%, 05/31/26	7,388,000	7,229,706
4.88%, 05/31/26	25,400,000	25,641,102
4.13%, 06/15/26	12,000,000	12,019,219
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 06/30/26	15,500,000	14,916,328
1.88%, 06/30/26	7,984,000	7,780,190
4.63%, 06/30/26	22,000,000	22,164,570
4.50%, 07/15/26	14,000,000	14,088,867
0.63%, 07/31/26	18,000,000	17,224,102
1.88%, 07/31/26	6,784,000	6,600,223
4.38%, 07/31/26	21,525,000	21,634,727
1.50%, 08/15/26	15,119,000	14,622,613
4.38%, 08/15/26	13,000,000	13,068,809
0.75%, 08/31/26	18,700,000	17,881,875
1.38%, 08/31/26	6,986,000	6,739,853
3.75%, 08/31/26	21,900,000	21,834,984
4.63%, 09/15/26	14,000,000	14,133,164
0.88%, 09/30/26	16,600,000	15,863,375
1.63%, 09/30/26	4,990,000	4,823,439
3.50%, 09/30/26	21,400,000	21,259,562
4.63%, 10/15/26	13,920,000	14,059,744
1.13%, 10/31/26	17,000,000	16,271,855
1.63%, 10/31/26	6,584,000	6,352,403
4.13%, 10/31/26	20,875,000	20,930,449
2.00%, 11/15/26	15,032,000	14,577,223
4.63%, 11/15/26	14,500,000	14,652,363
1.25%, 11/30/26	18,000,000	17,230,078
1.63%, 11/30/26	6,286,000	6,055,923
4.25%, 11/30/26	20,600,000	20,701,793
4.38%, 12/15/26	14,200,000	14,301,785
1.25%, 12/31/26	17,000,000	16,237,656
1.75%, 12/31/26	5,990,000	5,771,693
4.25%, 12/31/26	21,500,000	21,612,959
4.00%, 01/15/27	14,100,000	14,117,074
1.50%, 01/31/27	23,000,000	22,024,297
4.13%, 01/31/27	10,250,000	10,285,435
2.25%, 02/15/27	12,626,000	12,249,193
4.13%, 02/15/27	15,865,000	15,923,564
1.13%, 02/28/27	2,400,000	2,278,078
1.88%, 02/28/27	16,000,000	15,405,000
4.13%, 02/28/27	20,700,000	20,779,242
4.25%, 03/15/27	16,500,000	16,606,025
0.63%, 03/31/27	6,100,000	5,719,227
2.50%, 03/31/27	15,500,000	15,089,189
3.88%, 03/31/27	21,000,000	20,992,617
4.50%, 04/15/27	17,000,000	17,197,227
0.50%, 04/30/27	10,650,000	9,932,373
2.75%, 04/30/27	14,300,000	13,974,899
2.38%, 05/15/27	17,320,000	16,784,839
4.50%, 05/15/27	11,000,000	11,131,914
0.50%, 05/31/27	8,700,000	8,091,680
2.63%, 05/31/27	15,750,000	15,335,332
4.63%, 06/15/27	17,800,000	18,076,039
0.50%, 06/30/27	10,400,000	9,648,438
3.25%, 06/30/27	14,500,000	14,305,723
4.38%, 07/15/27	17,500,000	17,683,203
0.38%, 07/31/27	13,600,000	12,543,344
2.75%, 07/31/27	14,000,000	13,646,172
2.25%, 08/15/27	12,672,000	12,205,215
3.75%, 08/15/27	17,300,000	17,244,586
0.50%, 08/31/27	10,500,000	9,686,250
3.13%, 08/31/27	13,500,000	13,261,641
3.38%, 09/15/27	17,500,000	17,292,871
0.38%, 09/30/27	13,700,000	12,566,539
4.13%, 09/30/27	13,500,000	13,579,629
3.88%, 10/15/27	16,800,000	16,793,438
0.50%, 10/31/27	13,200,000	12,109,969
4.13%, 10/31/27	13,000,000	13,074,141
2.25%, 11/15/27	13,474,000	12,927,671
4.13%, 11/15/27	17,200,000	17,300,781
0.63%, 11/30/27	14,500,000	13,313,379
3.88%, 11/30/27	13,000,000	12,994,922
4.00%, 12/15/27	16,900,000	16,950,832

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 12/31/27	16,000,000	14,650,000
3.88%, 12/31/27	12,500,000	12,497,559
4.25%, 01/15/28	18,200,000	18,371,336
0.75%, 01/31/28	18,700,000	17,140,449
3.50%, 01/31/28	12,500,000	12,370,117
2.75%, 02/15/28	16,822,000	16,308,798
4.25%, 02/15/28	13,000,000	13,128,984
1.13%, 02/29/28	17,500,000	16,185,449
4.00%, 02/29/28	13,000,000	13,039,102
3.88%, 03/15/28	17,000,000	16,998,008
1.25%, 03/31/28	17,000,000	15,745,586
3.63%, 03/31/28	3,300,000	3,276,410
1.25%, 04/30/28	18,000,000	16,633,828
3.50%, 04/30/28	12,800,000	12,653,500
2.88%, 05/15/28	19,170,000	18,596,398
1.25%, 05/31/28	17,505,000	16,139,473
3.63%, 05/31/28	12,500,000	12,399,414
1.25%, 06/30/28	16,500,000	15,181,289
4.00%, 06/30/28	13,100,000	13,145,543
1.00%, 07/31/28	17,500,000	15,928,418
4.13%, 07/31/28	13,500,000	13,595,977
2.88%, 08/15/28	19,368,000	18,744,592
1.13%, 08/31/28	18,500,000	16,872,578
4.38%, 08/31/28	14,400,000	14,613,188
1.25%, 09/30/28	17,750,000	16,220,449
4.63%, 09/30/28	14,000,000	14,327,578
1.38%, 10/31/28	16,500,000	15,115,547
4.88%, 10/31/28	16,000,000	16,511,875
3.13%, 11/15/28	17,714,000	17,246,240
1.50%, 11/30/28	16,500,000	15,154,863
4.38%, 11/30/28	16,050,000	16,302,662
1.38%, 12/31/28	16,000,000	14,598,750
3.75%, 12/31/28	19,000,000	18,890,898
1.75%, 01/31/29	15,800,000	14,594,016
4.00%, 01/31/29	18,000,000	18,052,734
2.63%, 02/15/29	17,166,000	16,375,425
1.88%, 02/28/29	15,000,000	13,898,437
4.25%, 02/28/29	19,250,000	19,477,842
2.38%, 03/31/29	14,400,000	13,582,125
4.13%, 03/31/29	20,500,000	20,653,750
2.88%, 04/30/29	13,200,000	12,681,797
4.63%, 04/30/29	21,000,000	21,549,609
2.38%, 05/15/29	14,658,000	13,801,423
2.75%, 05/31/29	12,000,000	11,461,875
4.50%, 05/31/29	21,550,000	22,018,881
3.25%, 06/30/29	12,500,000	12,169,434
4.25%, 06/30/29	21,500,000	21,764,551
2.63%, 07/31/29	10,500,000	9,956,953
4.00%, 07/31/29	21,000,000	21,056,602
1.63%, 08/15/29	14,166,000	12,879,439
3.13%, 08/31/29	11,400,000	11,029,055
3.63%, 08/31/29	21,500,000	21,232,930
3.50%, 09/30/29	21,000,000	20,621,016
3.88%, 09/30/29	11,000,000	10,970,352
4.00%, 10/31/29	11,000,000	11,025,352
4.13%, 10/31/29	21,400,000	21,558,828
1.75%, 11/15/29	10,166,000	9,244,706
3.88%, 11/30/29	11,000,000	10,966,914
4.13%, 11/30/29	22,000,000	22,172,734
3.88%, 12/31/29	9,000,000	8,971,172
4.38%, 12/31/29	21,000,000	21,382,266
3.50%, 01/31/30	11,000,000	10,783,438
4.25%, 01/31/30	17,775,000	18,005,520
1.50%, 02/15/30	16,498,000	14,719,954
4.00%, 02/28/30	31,500,000	31,575,059
3.63%, 03/31/30	10,500,000	10,339,629
4.00%, 03/31/30	21,000,000	21,041,836
3.50%, 04/30/30	1,700,000	1,663,609
0.63%, 05/15/30	23,905,000	20,229,606
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 05/31/30	11,000,000	10,884,844
3.75%, 06/30/30	10,750,000	10,632,422
4.00%, 07/31/30	10,000,000	10,009,766
0.63%, 08/15/30	31,000,000	26,001,250
4.13%, 08/31/30	10,500,000	10,567,266
4.63%, 09/30/30	10,500,000	10,825,254
4.88%, 10/31/30	10,500,000	10,953,633
0.88%, 11/15/30	32,500,000	27,429,492
4.38%, 11/30/30	12,800,000	13,034,000
3.75%, 12/31/30	11,250,000	11,097,510
4.00%, 01/31/31	11,600,000	11,586,859
1.13%, 02/15/31	30,600,000	26,048,250
4.25%, 02/28/31	13,500,000	13,657,676
4.13%, 03/31/31	13,000,000	13,066,016
4.63%, 04/30/31	13,000,000	13,408,789
1.63%, 05/15/31	30,800,000	26,805,625
4.63%, 05/31/31	12,900,000	13,304,637
4.25%, 06/30/31	13,000,000	13,144,727
4.13%, 07/31/31	13,000,000	13,053,828
1.25%, 08/15/31	33,900,000	28,599,152
3.75%, 08/31/31	13,025,000	12,798,589
3.63%, 09/30/31	13,225,000	12,896,441
4.13%, 10/31/31	13,200,000	13,243,312
1.38%, 11/15/31	31,800,000	26,856,094
4.13%, 11/30/31	12,800,000	12,841,000
4.50%, 12/31/31	11,500,000	11,790,195
4.38%, 01/31/32	12,750,000	12,976,113
1.88%, 02/15/32	26,300,000	22,839,906
4.13%, 02/29/32	13,000,000	13,035,547
4.13%, 03/31/32	13,000,000	13,035,547
2.88%, 05/15/32	25,750,000	23,824,785
2.75%, 08/15/32	29,500,000	26,978,672
4.13%, 11/15/32	29,200,000	29,250,187
3.50%, 02/15/33	31,000,000	29,694,610
3.38%, 05/15/33	30,600,000	28,986,328
3.88%, 08/15/33	34,000,000	33,327,969
4.50%, 11/15/33	36,240,000	37,114,856
4.00%, 02/15/34	38,000,000	37,492,344
4.38%, 05/15/34	38,500,000	39,029,376
3.88%, 08/15/34	38,250,000	37,284,785
4.25%, 11/15/34	36,600,000	36,717,235
4.63%, 02/15/35	27,550,000	28,460,442
Total Treasuries (Cost $3,889,383,314)		3,831,322,163

GOVERNMENT RELATED 4.3% OF NET ASSETS

Agency 1.3%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
5.00%, 10/23/26 (c)	80,000	81,134
4.75%, 05/21/27	100,000	101,402
3.63%, 09/09/27	350,000	347,064
4.25%, 03/01/28	500,000	503,525
4.13%, 01/18/29	450,000	450,940
		1,484,065
Canada 0.1%
Export Development Canada
4.38%, 06/29/26	820,000	822,673
3.00%, 05/25/27	1,350,000	1,321,529

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 02/14/28	1,495,000	1,490,635
4.13%, 02/13/29	980,000	982,969
		4,617,806
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	294,876
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
3.63%, 04/01/26 (j)	675,000	671,794
4.63%, 08/07/26 (j)	1,500,000	1,511,370
1.00%, 10/01/26 (j)	1,310,000	1,253,356
4.38%, 03/01/27 (j)	1,275,000	1,283,963
3.00%, 05/20/27 (j)	1,750,000	1,715,000
3.50%, 08/27/27 (j)	500,000	494,765
3.75%, 02/15/28 (j)	770,000	765,680
2.88%, 04/03/28 (j)	1,185,000	1,149,059
3.88%, 05/15/28 (j)	500,000	498,990
3.88%, 06/15/28 (j)	1,000,000	997,500
4.00%, 03/15/29 (j)	1,025,000	1,025,512
1.75%, 09/14/29 (j)	895,000	813,197
4.63%, 03/18/30 (j)	1,000,000	1,025,300
0.75%, 09/30/30 (j)	1,030,000	864,469
4.75%, 10/29/30 (j)	815,000	842,408
4.13%, 07/15/33 (j)	1,300,000	1,286,519
4.38%, 02/28/34 (j)	770,000	775,090
0.00%, 04/18/36 (j)(k)	660,000	406,936
0.00%, 06/29/37 (j)(k)	750,000	437,393
Landwirtschaftliche Rentenbank
1.75%, 07/27/26 (j)	600,000	582,240
3.88%, 09/28/27 (j)	60,000	59,879
2.50%, 11/15/27 (j)	500,000	481,890
4.63%, 04/17/29 (j)	500,000	511,345
0.88%, 09/03/30 (j)	850,000	718,811
5.00%, 10/24/33 (j)	565,000	592,470
		20,764,936
Japan 0.1%
Japan Bank for International Cooperation
1.88%, 07/21/26	350,000	339,780
2.25%, 11/04/26	600,000	582,216
2.88%, 06/01/27	1,000,000	972,360
2.88%, 07/21/27	750,000	729,187
4.38%, 10/05/27	550,000	553,344
2.75%, 11/16/27	475,000	458,655
4.63%, 07/19/28	440,000	446,538
3.25%, 07/20/28	420,000	408,660
3.50%, 10/31/28	550,000	538,213
2.13%, 02/16/29	545,000	504,278
2.00%, 10/17/29	400,000	363,352
1.25%, 01/21/31	600,000	506,676
1.88%, 04/15/31	1,200,000	1,045,884
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	193,634
2.75%, 04/27/27	710,000	688,821
3.38%, 06/12/28	525,000	511,802
1.00%, 07/22/30	370,000	312,184
1.75%, 04/28/31	350,000	301,063
		9,456,647
Norway 0.0%
Equinor ASA
3.00%, 04/06/27 (a)	150,000	146,730
7.25%, 09/23/27	50,000	53,627
3.63%, 09/10/28 (a)	285,000	279,069
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 04/06/30 (a)	550,000	515,856
2.38%, 05/22/30 (a)	300,000	270,750
3.63%, 04/06/40 (a)	200,000	167,046
4.25%, 11/23/41	275,000	241,186
3.95%, 05/15/43	240,000	201,252
4.80%, 11/08/43	260,000	241,400
3.25%, 11/18/49 (a)	400,000	279,796
3.70%, 04/06/50 (a)	500,000	378,810
		2,775,522
Republic of Korea 0.1%
Export-Import Bank of Korea
2.63%, 05/26/26	690,000	676,814
3.25%, 08/12/26	200,000	197,170
1.13%, 12/29/26	550,000	520,729
4.63%, 01/11/27	280,000	281,585
1.63%, 01/18/27	345,000	329,354
2.38%, 04/21/27	500,000	481,490
4.25%, 09/15/27	200,000	199,728
4.13%, 10/17/27	350,000	348,712
5.00%, 01/11/28	520,000	529,506
4.50%, 01/11/29	250,000	251,062
4.88%, 01/14/30	400,000	407,968
1.25%, 09/21/30	700,000	593,145
2.13%, 01/18/32	550,000	468,319
5.13%, 01/11/33	300,000	307,692
4.63%, 01/11/34 (c)	250,000	247,717
Korea Development Bank
0.80%, 07/19/26	550,000	525,701
1.00%, 09/09/26	250,000	238,630
2.00%, 09/12/26	350,000	338,723
5.38%, 10/23/26	400,000	406,260
4.13%, 10/16/27	390,000	388,569
4.38%, 02/15/28	675,000	676,431
4.88%, 02/03/30	400,000	407,980
1.63%, 01/19/31	480,000	409,973
2.00%, 10/25/31	250,000	214,148
4.25%, 09/08/32	200,000	194,118
4.38%, 02/15/33	380,000	370,656
		10,012,180
Sweden 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	575,000	554,864
4.13%, 06/14/28	1,100,000	1,102,607
4.25%, 02/01/29	300,000	301,284
4.88%, 10/04/30	700,000	722,757
		2,681,512
		52,087,544
U.S. 0.7%
Federal Farm Credit Banks Funding Corp.
4.50%, 08/14/26	2,000,000	2,013,580
3.50%, 10/02/26	3,000,000	2,979,300
4.13%, 03/20/29	1,000,000	1,005,040
Federal Home Loan Banks
4.38%, 06/12/26	1,000,000	1,003,870
4.75%, 06/12/26	1,000,000	1,007,950
4.00%, 10/09/26	2,000,000	2,001,680
1.25%, 12/21/26	500,000	477,235
4.13%, 01/15/27	2,500,000	2,508,300
4.75%, 04/09/27	2,000,000	2,032,400
4.25%, 12/10/27	2,000,000	2,016,420
4.00%, 06/30/28	5,000,000	5,013,600
3.25%, 11/16/28	5,000,000	4,889,700
4.75%, 12/08/28	2,000,000	2,052,400

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 03/10/34	2,000,000	2,050,980
5.50%, 07/15/36	400,000	436,912
Federal Home Loan Mortgage Corp.
6.75%, 09/15/29	500,000	555,995
6.75%, 03/15/31	1,564,000	1,780,489
6.25%, 07/15/32	700,000	790,888
Federal National Mortgage Association
2.13%, 04/24/26	6,000,000	5,883,000
1.88%, 09/24/26	4,500,000	4,365,270
0.75%, 10/08/27	6,000,000	5,551,080
7.13%, 01/15/30	527,000	597,412
7.25%, 05/15/30	1,000,000	1,147,830
0.88%, 08/05/30	1,000,000	849,650
6.63%, 11/15/30	2,700,000	3,043,035
5.63%, 07/15/37	1,500,000	1,655,325
Private Export Funding Corp.
4.50%, 02/07/27 (d)	50,000	50,263
3.90%, 10/15/27	195,000	193,736
1.40%, 07/15/28	240,000	219,984
4.30%, 12/15/28	150,000	150,492
4.60%, 02/15/34	150,000	151,100
Tennessee Valley Authority
2.88%, 02/01/27	500,000	490,205
5.25%, 09/15/39	750,000	786,975
4.63%, 09/15/60	100,000	89,327
		59,841,423
		111,928,967

Local Authority 0.7%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.50%, 12/01/29	45,000	52,671
9.38%, 04/15/30	300,000	365,949
9.50%, 11/15/30	30,000	37,347
Province of Alberta
3.30%, 03/15/28	745,000	728,491
1.30%, 07/22/30	1,000,000	860,480
4.50%, 01/24/34	60,000	59,567
Province of British Columbia
2.25%, 06/02/26	350,000	342,451
0.90%, 07/20/26	650,000	623,610
4.70%, 01/24/28	1,000,000	1,015,320
4.80%, 11/15/28	610,000	623,133
4.90%, 04/24/29	500,000	513,055
1.30%, 01/29/31	700,000	592,473
4.20%, 07/06/33	275,000	268,166
4.75%, 06/12/34	500,000	504,200
7.25%, 09/01/36	515,000	627,507
Province of Manitoba
2.13%, 06/22/26	355,000	346,267
1.50%, 10/25/28	180,000	164,504
4.30%, 07/27/33	260,000	254,764
4.90%, 05/31/34	350,000	356,983
Province of New Brunswick
3.63%, 02/24/28	295,000	290,118
Province of Ontario
1.05%, 04/14/26	965,000	935,027
2.50%, 04/27/26	470,000	461,817
2.30%, 06/15/26	700,000	684,908
3.10%, 05/19/27	725,000	710,050
1.05%, 05/21/27	550,000	515,592
4.20%, 01/18/29	545,000	545,354
3.70%, 09/17/29	200,000	195,856
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 10/02/29	585,000	532,373
4.70%, 01/15/30	750,000	764,737
1.13%, 10/07/30	410,000	347,430
1.60%, 02/25/31	600,000	516,132
1.80%, 10/14/31	530,000	452,901
2.13%, 01/21/32	475,000	412,234
5.05%, 04/24/34	450,000	463,968
Province of Quebec
2.50%, 04/20/26	780,000	766,467
2.75%, 04/12/27	470,000	457,399
3.63%, 04/13/28	1,000,000	986,170
4.50%, 04/03/29	840,000	849,702
7.50%, 09/15/29	608,000	687,995
1.35%, 05/28/30	550,000	477,015
1.90%, 04/21/31	375,000	327,116
4.50%, 09/08/33	300,000	298,527
4.25%, 09/05/34	600,000	582,330
Province of Saskatchewan
3.25%, 06/08/27	300,000	294,510
		21,892,666
U.S. 0.5%
Alabama Federal Aid Highway Finance Authority
RB Series B
2.65%, 09/01/37 (a)	20,000	16,311
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	118,835
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	317,433
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	300,000	321,521
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	353,798
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	292,394
RB Sereis F3
3.13%, 04/01/55 (a)	165,000	110,086
Board of Regents of the University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	57,859
Broward Cnty Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	30,000	24,476
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,042,639
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,211,378
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	922,858
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	715,733
California Health Facilities Financing Authority
RB Series 2022
4.19%, 06/01/37 (a)	10,000	9,326

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	115,000	95,558
RB Series E
2.90%, 11/01/51 (a)	100,000	69,426
Series B
2.72%, 11/01/52	400,000	259,586
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	15,000	15,317
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	163,555
Series C
4.47%, 01/01/49	150,000	129,975
Series C
4.57%, 01/01/54	50,000	43,174
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	408,269	454,966
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	183,019	204,009
City of Atlanta GA Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	103,748
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	218,838
City of New York NY
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	15,000	15,252
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	211,011
GO Bonds Series 2024 D-1
5.09%, 10/01/49	100,000	96,608
GO Bonds Series 2024 D-1
5.11%, 10/01/54	200,000	193,290
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	100,000	99,910
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	34,447
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	159,152
RB Series 2012
4.43%, 02/01/42	210,000	197,960
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	171,540
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	220,000	160,699
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	68,510
RB Series A
2.99%, 06/01/42	20,000	15,023
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series A
4.14%, 06/01/38	215,000	198,232
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	102,579
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	397,772
RB Series 2022 A
3.77%, 07/15/29	150,000	147,241
Series H
2.90%, 09/01/49	300,000	206,851
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	206,879
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	426,070
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	395,413
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	122,386
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	35,000	31,636
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	230,113
Series B
6.00%, 12/01/44	300,000	312,104
Dallas Convention Center Hotel Development Corp.
RB Series 2009
7.09%, 01/01/42	105,000	119,524
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	152,478
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	105,547
RB Series A
4.09%, 11/01/51	25,000	20,577
RB Series C
2.84%, 11/01/46 (a)	35,000	25,393
Series A
2.99%, 11/01/38	175,000	147,446
Series A
3.14%, 11/01/45	105,000	78,925
Series C
3.09%, 11/01/40 (a)	205,000	165,840
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	350,897
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	162,305
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	53,083

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	130,000	106,130
Series A
3.92%, 01/15/53 (a)	125,000	96,448
Golden State Tobacco Securitization Corp.
RB Series 2021 A-1
3.71%, 06/01/41 (a)	100,000	76,919
RB Series B
2.75%, 06/01/34 (a)	100,000	86,728
RB Series B
3.00%, 06/01/46	140,000	124,813
RB Series B-1
3.85%, 06/01/50 (a)	60,000	55,853
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	199,956
Series B
3.24%, 10/01/52 (a)	300,000	207,569
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	115,385	121,169
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	291,923	308,677
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,018,823	2,014,309
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	31,836
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	60,000	43,119
JobsOhio Beverage System
Series B
4.53%, 01/01/35	200,000	197,469
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	40,000	38,351
RB Series K
2.77%, 05/01/51	30,000	20,774
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	96,954
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	262,425
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Sereis A1
5.08%, 06/01/31 (a)	113,998	115,122
RB Series 2022 A
4.48%, 08/01/39 (a)	300,000	285,201
RB Series 2023
5.05%, 12/01/34 (a)	200,000	201,864
RB Series A
3.62%, 02/01/29 (a)	29,639	29,369
RB Series A
4.15%, 02/01/33 (a)	200,000	196,223
RB Series A1
5.20%, 12/01/39 (a)	100,000	101,081
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	300,000	289,210
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	107,657
Maryland Economic Development Corp.
RB Series 2024
5.94%, 05/31/57 (a)	150,000	152,819
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	76,068
RB Series D
3.20%, 07/01/50	100,000	69,521
Massachusetts School Building Authority
RB Series 2010
5.72%, 08/15/39	50,000	51,683
RB Series B
1.75%, 08/15/30	350,000	314,018
RB Series B
3.40%, 10/15/40 (a)	250,000	211,588
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	199,008
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	10,898
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	310,000	367,903
RB (Build America Bonds) Series E
6.81%, 11/15/40	375,000	415,155
RB Series 2010
6.67%, 11/15/39	40,000	43,807
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	75,000	91,046
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2009
5.72%, 12/01/38	250,000	258,160
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	285,711
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	25,000	22,690
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	120,000	89,183
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	247,000	265,830
RB (Build America Bonds) Series A
6.64%, 04/01/57	244,000	268,162
RB Series B
7.06%, 04/01/57	35,000	39,343
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	544,165

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	55,087
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	601,542
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	745,774
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	101,206
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	261,927
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	256,226
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	300,000	306,807
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	205,212
RB Series 2009F
5.63%, 03/15/39	200,000	204,113
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	305,000	313,799
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	394,346
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	550,000	536,597
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	74,873
Oklahoma Development Finance Authority
RB Series 2022
4.38%, 11/01/45 (a)	45,000	42,315
RB Series 2022
4.71%, 05/01/52 (a)	150,000	138,882
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	236,386	240,711
Oregon School Boards Association
Series B
5.55%, 06/30/28	407,338	414,138
Oregon State University
RB Series 2020
3.42%, 03/01/60 (a)	270,000	189,918
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	253,960
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	210,665
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	471,180
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	808,888
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	190,748
RB Series 182
5.31%, 08/01/46 (a)	380,000	372,127
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	74,836
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	338,164
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	108,723
RB Series 2022 Q
4.56%, 05/15/53	200,000	171,710
Series N
3.01%, 05/15/50 (a)	235,000	155,827
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	202,936
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	30,649
Series P
3.92%, 05/01/19 (a)	150,000	101,324
Series R
3.27%, 05/01/43	100,000	80,863
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	150,000	119,121
RB Series 2017B
3.59%, 01/01/43	300,000	250,876
RB Series B
3.82%, 01/01/48	250,000	199,723
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	71,481
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	312,916
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	369,339
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	183,216
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	425,000	388,546
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	300,000	307,912
Series A
1.71%, 07/01/27	350,000	330,571
Series A
2.15%, 07/01/30	350,000	309,798
State of California
GO Bonds
7.60%, 11/01/40	600,000	731,015
GO Bonds Series 2010
7.63%, 03/01/40	100,000	119,644
GO Bonds Series 2018
4.50%, 04/01/33 (a)	15,000	14,858
GO Bonds Series 2019
2.38%, 10/01/26	175,000	170,505

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2021A
1.70%, 02/01/28	100,000	93,505
GO Bonds Series 2023
6.00%, 03/01/33	100,000	108,338
GO Bonds Series 2023
5.20%, 03/01/43 (a)	200,000	195,836
GO Bonds Series 2024
5.13%, 09/01/29	150,000	154,885
GO Bonds Series A
3.05%, 04/01/29	200,000	191,394
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	196,428	211,116
State of Louisiana Gasoline and Fuels Tax Revenue
RB Series A
2.95%, 05/01/41	30,000	23,907
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	76,050
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	186,124
State Public School Building Authority
RB Series A
5.00%, 09/15/27	10,000	10,155
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	192,102
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	514,554
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	278,072	283,230
RB Series 2023
5.17%, 04/01/41 (a)	750,000	757,974
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	344,123
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	132,089
University of California
RB Series 2015AQ
4.77%, 05/15/15	300,000	254,725
RB Series 2019 BD
3.35%, 07/01/29	200,000	193,727
RB Series 2020 BG
1.32%, 05/15/27 (a)	100,000	94,283
RB Series AD
4.86%, 05/15/12	400,000	344,536
RB Series BG
1.61%, 05/15/30 (a)	250,000	217,540
RB Series BJ
3.07%, 05/15/51 (a)	250,000	165,053
University of Michigan
RB Series C
3.60%, 04/01/47	130,000	107,931
Series B
2.44%, 04/01/40 (a)	430,000	316,196
University of Minnesota
RB Series 2022
4.05%, 04/01/52	100,000	83,055
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	162,350
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	230,524
Series B
2.58%, 11/01/51 (a)	325,000	197,161
Series C
4.18%, 09/01/17 (a)	150,000	114,604
		40,540,137
		62,432,803

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
0.75%, 05/19/26	1,025,000	988,192
3.75%, 04/26/28	1,350,000	1,342,832
4.63%, 04/30/29	1,000,000	1,023,800
		3,354,824
Chile 0.1%
Chile Government International Bonds
2.75%, 01/31/27 (a)	570,000	552,062
3.24%, 02/06/28 (a)	625,000	603,306
2.45%, 01/31/31 (a)	575,000	504,942
2.55%, 01/27/32 (a)	600,000	517,524
2.55%, 07/27/33 (a)	870,000	722,726
3.50%, 01/31/34 (a)	600,000	530,772
4.95%, 01/05/36 (a)	640,843	623,489
5.65%, 01/13/37 (a)	500,000	508,880
3.10%, 05/07/41 (a)	950,000	700,710
3.63%, 10/30/42	150,000	116,166
3.50%, 01/25/50 (a)	750,000	531,015
4.00%, 01/31/52 (a)	350,000	267,313
5.33%, 01/05/54 (a)	230,000	216,373
3.10%, 01/22/61 (a)	820,000	493,747
3.25%, 09/21/71 (a)	450,000	271,813
		7,160,838
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	564,490
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	675,000	655,925
4.55%, 01/11/28 (a)	210,000	209,651
4.10%, 04/24/28	500,000	493,710
4.75%, 02/11/29	400,000	400,204
3.40%, 09/18/29	375,000	354,593
2.85%, 02/14/30	630,000	575,618
3.85%, 10/15/30	675,000	641,210
1.85%, 03/12/31	425,000	358,118
2.15%, 07/28/31 (a)	200,000	169,828
3.55%, 03/31/32 (a)	350,000	319,207
4.65%, 09/20/32 (a)	275,000	267,242
4.85%, 01/11/33 (a)	420,000	412,268
4.70%, 02/10/34 (a)	240,000	231,799
4.75%, 09/10/34 (a)	300,000	289,743
4.35%, 01/11/48	700,000	577,794
5.35%, 02/11/49	300,000	289,110
3.70%, 10/30/49	500,000	367,325

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/14/50	350,000	248,707
4.20%, 10/15/50	700,000	561,722
3.05%, 03/12/51	605,000	390,697
5.65%, 01/11/53 (a)	215,000	211,519
5.10%, 02/10/54 (a)	200,000	182,946
5.15%, 09/10/54 (a)(c)	200,000	184,534
3.20%, 09/23/61 (a)	220,000	135,348
4.45%, 04/15/70	275,000	217,588
3.35%, 03/12/71	300,000	185,376
		8,931,782
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	350,000	334,513
5.38%, 03/12/29	200,000	201,748
5.38%, 02/19/30	750,000	755,707
2.75%, 07/03/30	1,015,000	896,955
5.50%, 03/12/34	935,000	928,137
5.63%, 02/19/35	900,000	895,563
4.50%, 01/30/43	500,000	423,210
4.13%, 01/17/48	350,000	266,952
3.88%, 07/03/50	600,000	425,472
5.75%, 03/12/54	890,000	820,340
4.50%, 04/03/20	400,000	282,480
State of Israel
2.50%, 01/15/30	400,000	353,972
3.38%, 01/15/50	700,000	455,798
		7,040,847
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	700,000	649,929
5.38%, 06/15/33	504,000	520,561
4.00%, 10/17/49	750,000	552,465
3.88%, 05/06/51	765,000	535,699
		2,258,654
Mexico 0.2%
Mexico Government International Bonds
11.50%, 05/15/26	215,000	236,848
4.15%, 03/28/27	945,000	934,312
3.75%, 01/11/28	610,000	592,164
5.40%, 02/09/28 (a)	450,000	455,144
4.50%, 04/22/29	1,155,000	1,123,503
3.25%, 04/16/30 (a)	800,000	723,816
2.66%, 05/24/31 (a)	1,050,000	886,987
8.30%, 08/15/31	550,000	642,554
4.75%, 04/27/32 (a)	760,000	710,326
7.50%, 04/08/33	485,000	532,976
4.88%, 05/19/33 (a)	500,000	461,880
3.50%, 02/12/34 (a)	905,000	745,439
6.75%, 09/27/34	650,000	682,078
6.35%, 02/09/35 (a)	800,000	803,712
6.00%, 05/07/36 (a)	300,000	291,051
6.88%, 05/13/37 (a)	1,200,000	1,233,300
6.05%, 01/11/40	850,000	804,865
4.28%, 08/14/41 (a)	855,000	650,638
4.75%, 03/08/44	1,225,000	954,998
5.55%, 01/21/45	850,000	755,259
4.60%, 01/23/46	800,000	598,056
4.35%, 01/15/47	450,000	322,574
4.60%, 02/10/48	750,000	553,020
4.50%, 01/31/50 (a)	725,000	524,356
5.00%, 04/27/51 (a)	890,000	686,181
4.40%, 02/12/52 (a)	750,000	522,173
6.34%, 05/04/53 (a)	270,000	246,256
6.40%, 05/07/54 (a)	800,000	733,096
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.38%, 05/13/55 (a)	750,000	769,402
3.77%, 05/24/61 (a)	1,075,000	629,950
5.75%, 10/12/10	750,000	590,865
		20,397,779
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	400,000	432,432
3.88%, 03/17/28 (a)	400,000	380,952
9.38%, 04/01/29	400,000	447,060
3.16%, 01/23/30 (a)	810,000	708,029
7.50%, 03/01/31 (a)	200,000	207,804
2.25%, 09/29/32 (a)	850,000	619,761
3.30%, 01/19/33 (a)	300,000	234,822
6.40%, 02/14/35 (a)	500,000	471,165
6.70%, 01/26/36	650,000	624,559
6.88%, 01/31/36 (a)	200,000	192,990
8.00%, 03/01/38 (a)	200,000	207,262
4.50%, 05/15/47 (a)	500,000	331,390
4.50%, 04/16/50 (a)	800,000	512,880
4.30%, 04/29/53	700,000	429,051
4.50%, 04/01/56 (a)	800,000	490,736
7.88%, 03/01/57 (a)	200,000	197,216
3.87%, 07/23/60 (a)	1,040,000	561,870
4.50%, 01/19/63 (a)	475,000	289,076
		7,339,055
Peru 0.1%
Peru Government International Bonds
4.13%, 08/25/27	350,000	348,313
2.84%, 06/20/30	325,000	292,740
2.78%, 01/23/31 (a)	965,000	850,406
1.86%, 12/01/32 (a)	525,000	411,395
8.75%, 11/21/33	500,000	609,515
3.00%, 01/15/34 (a)	550,000	456,137
5.38%, 02/08/35 (a)	400,000	393,096
6.55%, 03/14/37	400,000	426,892
3.30%, 03/11/41 (a)	375,000	276,769
5.63%, 11/18/50	700,000	667,338
3.55%, 03/10/51 (a)	400,000	276,216
5.88%, 08/08/54 (a)	450,000	436,707
2.78%, 12/01/60 (a)	780,000	426,629
3.60%, 01/15/72 (a)	300,000	186,621
3.23%, 07/28/21 (a)	350,000	188,808
		6,247,582
Philippines 0.1%
Bangko Sentral ng Pilipinas International Bonds
8.60%, 06/15/27	100,000	108,469
Philippines Government International Bonds
3.23%, 03/29/27	200,000	195,264
3.00%, 02/01/28	650,000	623,824
4.63%, 07/17/28	230,000	230,331
3.75%, 01/14/29	525,000	509,502
9.50%, 02/02/30	600,000	724,632
2.46%, 05/05/30	350,000	315,602
7.75%, 01/14/31	550,000	633,946
1.65%, 06/10/31	425,000	354,374
1.95%, 01/06/32	200,000	166,202
6.38%, 01/15/32	350,000	377,125
3.56%, 09/29/32	300,000	273,678
5.61%, 04/13/33	260,000	267,771
5.00%, 07/17/33	425,000	421,702
5.25%, 05/14/34	255,000	256,851
6.38%, 10/23/34	700,000	765,828
5.50%, 02/04/35	400,000	411,148
4.75%, 03/05/35	440,000	426,646

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/13/37	500,000	491,050
3.95%, 01/20/40	725,000	617,490
3.70%, 03/01/41	500,000	403,480
3.70%, 02/02/42	650,000	518,823
2.95%, 05/05/45	435,000	296,757
2.65%, 12/10/45	690,000	443,077
3.20%, 07/06/46	350,000	245,763
4.20%, 03/29/47	100,000	82,050
5.95%, 10/13/47	275,000	285,588
5.50%, 01/17/48	520,000	510,422
5.90%, 02/04/50	200,000	205,882
		11,163,277
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	549,000	542,999
5.50%, 11/16/27 (a)	550,000	564,636
4.63%, 03/18/29 (a)	500,000	500,565
5.75%, 11/16/32 (a)	600,000	629,982
4.88%, 10/04/33 (a)	920,000	906,412
5.13%, 09/18/34 (a)	840,000	833,540
5.38%, 02/12/35 (a)	900,000	905,733
5.50%, 04/04/53 (a)	800,000	756,480
5.50%, 03/18/54 (a)	1,000,000	940,720
		6,581,067
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	270,000	263,761
3.50%, 09/20/28	210,000	205,554
2.50%, 06/19/29	475,000	444,937
1.00%, 09/16/30	445,000	376,310
3.88%, 09/20/48	200,000	168,272
		1,458,834
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	183,410
Uruguay Government International Bonds
4.38%, 10/27/27	705,000	704,485
4.38%, 01/23/31 (a)	930,000	915,464
5.75%, 10/28/34 (a)	220,000	229,352
7.63%, 03/21/36	425,000	504,008
5.44%, 02/14/37 (a)	400,000	405,160
4.13%, 11/20/45	390,000	331,796
5.10%, 06/18/50	1,000,000	929,780
4.98%, 04/20/55	850,000	762,374
		4,965,829
		87,464,858

Supranational* 1.3%
African Development Bank
0.88%, 07/22/26	900,000	863,901
4.63%, 01/04/27	690,000	696,983
4.13%, 02/25/27	625,000	626,319
4.38%, 11/03/27	700,000	706,965
4.38%, 03/14/28	625,000	632,000
3.50%, 09/18/29	600,000	586,992
5.75%, 05/07/34 (a)(b)(l)	230,000	222,258
Arab Energy Fund
1.48%, 10/06/26 (d)	290,000	276,814
Asian Development Bank
1.00%, 04/14/26	1,255,000	1,215,969
2.00%, 04/24/26	690,000	675,137
4.88%, 05/21/26	775,000	781,781
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 08/14/26	25,000	24,252
2.63%, 01/12/27	500,000	488,240
4.13%, 01/12/27	520,000	521,134
1.50%, 01/20/27	1,275,000	1,220,047
3.13%, 08/20/27	700,000	686,728
2.50%, 11/02/27	1,088,000	1,049,300
4.38%, 01/14/28	1,500,000	1,516,215
2.75%, 01/19/28	690,000	668,037
3.75%, 04/25/28	1,000,000	993,820
1.25%, 06/09/28	300,000	275,796
5.82%, 06/16/28	625,000	658,850
4.50%, 08/25/28	1,190,000	1,209,528
3.13%, 09/26/28	70,000	68,114
4.88%, 09/26/28 (a)	220,000	222,409
4.38%, 03/06/29	805,000	815,867
1.88%, 03/15/29	550,000	507,447
4.95%, 04/12/29 (a)	160,000	160,122
3.63%, 08/28/29	500,000	491,820
1.75%, 09/19/29	1,150,000	1,043,740
1.88%, 01/24/30	1,000,000	905,800
0.75%, 10/08/30	1,000,000	837,250
1.50%, 03/04/31	530,000	457,565
3.13%, 04/27/32	200,000	187,216
3.88%, 09/28/32	600,000	588,054
4.00%, 01/12/33	400,000	393,984
3.88%, 06/14/33	425,000	414,048
4.13%, 01/12/34	650,000	641,349
4.38%, 03/22/35	500,000	500,765
Asian Infrastructure Investment Bank
4.88%, 09/14/26	500,000	505,920
3.75%, 09/14/27	675,000	671,801
4.00%, 01/18/28	825,000	826,056
4.13%, 01/18/29	765,000	768,282
4.50%, 01/16/30	500,000	509,230
4.25%, 03/13/34	300,000	298,569
Corp. Andina de Fomento
4.75%, 04/01/26	50,000	50,200
2.25%, 02/08/27	375,000	361,463
6.00%, 04/26/27	500,000	516,720
5.00%, 01/24/29	1,060,000	1,081,709
5.00%, 01/22/30	500,000	511,970
Council of Europe Development Bank
3.75%, 05/25/26	435,000	433,217
0.88%, 09/22/26	525,000	501,643
4.63%, 06/11/27	300,000	303,912
4.13%, 01/24/29	500,000	501,750
4.50%, 01/15/30	450,000	458,744
European Bank for Reconstruction & Development
4.38%, 03/09/28	750,000	758,535
4.13%, 01/25/29	375,000	376,339
4.25%, 03/13/34	500,000	497,170
European Investment Bank
2.13%, 04/13/26	705,000	691,189
0.75%, 10/26/26	670,000	637,177
1.38%, 03/15/27	1,655,000	1,574,699
4.38%, 03/19/27	1,300,000	1,309,737
2.38%, 05/24/27	667,000	645,262
0.63%, 10/21/27	225,000	207,135
3.25%, 11/15/27	1,745,000	1,715,108
3.88%, 03/15/28	1,125,000	1,122,604
4.50%, 10/16/28	1,000,000	1,016,970
4.00%, 02/15/29	750,000	749,992
1.75%, 03/15/29	1,075,000	987,387
4.75%, 06/15/29	1,705,000	1,752,979
1.63%, 10/09/29	230,000	207,403
3.75%, 11/15/29	1,000,000	988,040
4.50%, 03/14/30	1,765,000	1,799,682
0.88%, 05/17/30	755,000	644,868

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 07/15/30	1,200,000	1,174,716
0.75%, 09/23/30	300,000	251,904
1.25%, 02/14/31	1,440,000	1,229,112
1.63%, 05/13/31	520,000	450,975
4.38%, 10/10/31	1,250,000	1,266,037
3.75%, 02/14/33	1,650,000	1,600,285
4.13%, 02/13/34	1,000,000	985,760
4.63%, 02/12/35	900,000	919,602
4.88%, 02/15/36	390,000	408,357
Inter-American Development Bank
0.88%, 04/20/26	1,080,000	1,044,630
4.50%, 05/15/26	550,000	552,530
2.00%, 06/02/26	800,000	781,288
2.00%, 07/23/26	700,000	681,982
1.50%, 01/13/27	775,000	741,884
4.38%, 02/01/27	730,000	734,650
2.38%, 07/07/27	1,305,000	1,260,460
0.63%, 09/16/27	775,000	715,061
4.00%, 01/12/28	100,000	100,113
1.13%, 07/20/28	1,025,000	935,466
3.13%, 09/18/28	1,730,000	1,683,325
4.13%, 02/15/29	825,000	828,712
2.25%, 06/18/29	1,425,000	1,328,000
3.50%, 09/14/29	750,000	733,785
4.50%, 02/15/30	1,250,000	1,274,175
1.13%, 01/13/31	725,000	614,322
3.63%, 09/17/31	100,000	96,882
3.50%, 04/12/33	800,000	759,712
4.50%, 09/13/33	715,000	724,538
4.38%, 07/17/34	35,000	35,107
3.88%, 10/28/41	150,000	134,828
3.20%, 08/07/42	230,000	187,744
4.38%, 01/24/44	250,000	237,130
Inter-American Investment Corp.
4.13%, 02/15/28	550,000	551,265
4.75%, 09/19/28	350,000	357,816
4.25%, 02/14/29	320,000	321,581
International Bank for Reconstruction & Development
4.75%, 04/10/26	850,000	855,508
0.88%, 07/15/26	800,000	768,744
4.00%, 08/27/26	750,000	749,820
1.88%, 10/27/26	395,000	382,293
3.13%, 06/15/27	1,025,000	1,006,611
2.50%, 11/22/27	1,040,000	1,002,414
0.75%, 11/24/27	1,950,000	1,794,214
1.38%, 04/20/28	1,635,000	1,514,223
3.50%, 07/12/28	1,000,000	985,470
4.63%, 08/01/28	1,010,000	1,030,372
1.13%, 09/13/28	1,075,000	976,809
3.63%, 09/21/29	815,000	801,047
3.88%, 10/16/29	1,350,000	1,340,401
1.75%, 10/23/29	1,150,000	1,040,784
3.88%, 02/14/30	1,300,000	1,289,158
4.13%, 03/20/30	1,500,000	1,503,270
0.88%, 05/14/30	2,000,000	1,707,060
0.75%, 08/26/30	1,200,000	1,008,180
4.00%, 01/10/31	1,500,000	1,490,190
1.25%, 02/10/31	1,595,000	1,357,664
4.50%, 04/10/31	900,000	917,307
1.63%, 11/03/31	1,435,000	1,224,744
4.63%, 01/15/32	2,000,000	2,047,120
2.50%, 03/29/32	1,000,000	897,050
4.75%, 11/14/33	775,000	799,451
5.10%, 04/05/34 (a)	350,000	350,753
3.88%, 08/28/34	1,000,000	965,450
4.70%, 11/08/34 (a)	260,000	259,319
4.75%, 02/15/35	320,000	330,074
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Finance Corp.
2.13%, 04/07/26	50,000	49,024
0.75%, 10/08/26	825,000	785,763
4.38%, 01/15/27	500,000	503,180
4.50%, 01/21/28	500,000	507,240
4.50%, 07/13/28	600,000	609,960
4.25%, 07/02/29	180,000	181,570
0.75%, 08/27/30	1,200,000	1,009,104
Nordic Investment Bank
3.38%, 09/08/27	200,000	197,286
4.38%, 03/14/28	1,050,000	1,061,707
		111,820,146
Total Government Related (Cost $399,659,073)		373,646,774

SECURITIZED 26.7% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,939,572
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	105,566	103,109
4.26%, 06/01/38	175,000	164,841
4.45%, 12/01/49	400,000	350,776
4.67%, 12/01/53	325,000	289,312
		908,038
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	189,050	180,134
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	175,000	145,530
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	71,107
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	115,000	106,588
5.10%, 06/01/54	315,000	296,031
		799,390
		3,647,000

Commercial Mortgage-Backed Security 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	969,791
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	569,915
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	967,552
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	737,536
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	622,431
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,125,596
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,881,755

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2023-C20, Class C20
5.58%, 07/15/56 (a)	3,642,858	3,787,967
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)	3,700,000	3,929,196
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,035,000	1,058,984
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,743,082
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,400,410
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,507,344
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	972,796
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,578,694
BMO Mortgage Trust
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	7,500,000	7,850,900
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,636,483
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,280,482
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	986,285
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,548,049
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	591,386
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,430,853
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	485,549
COMM Mortgage Trust
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	128,202	126,736
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	397,360
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	436,831
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	242,400	241,793
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	99,071
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	273,552	272,364
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,048,170
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(g)	100,000	98,028
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K053, Class A2
3.00%, 12/25/25 (a)	904,560	895,287
Series K054, Class A2
2.75%, 01/25/26 (a)	282,440	278,677
Series K055, Class A2
2.67%, 03/25/26 (a)	739,461	727,761
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	733,372
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K061, Class A2
3.35%, 11/25/26 (a)(g)	503,810	496,309
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	253,965
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	105,005
Series K070, Class A2
3.30%, 11/25/27 (a)(g)	308,000	300,956
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,654,343
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,469,430
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	8,034,198
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,168,820
Series K083, Class A2
4.05%, 09/25/28 (a)(g)	2,100,000	2,084,754
Series K084, Class A2
3.78%, 10/25/28 (a)(g)	2,000,000	1,967,161
Series K085, Class A2
4.06%, 10/25/28 (a)(g)	900,000	893,044
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,517,987
Series K088, Class A2
3.69%, 01/25/29 (a)	2,600,000	2,547,830
Series K089, Class A2
3.56%, 01/25/29 (a)	2,990,000	2,916,389
Series K091, Class A2
3.51%, 03/25/29 (a)	800,000	778,197
Series K098, Class A2
2.43%, 08/25/29 (a)	500,000	463,788
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	747,783
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,048,692
Series K112, Class A2
1.31%, 05/25/30 (a)	2,000,000	1,724,597
Series K126, Class A2
2.07%, 01/25/31 (a)	1,500,000	1,324,639
Series K130, Class A2
1.72%, 06/25/31 (a)	3,500,000	3,000,086
Series K131, Class A2
1.85%, 07/25/31 (a)	1,000,000	862,526
Series K132, Class A2
2.02%, 08/25/31 (a)	1,000,000	866,421
Series K144, Class A2
2.45%, 04/25/32 (a)	2,060,000	1,809,904
Series K149, Class A2
3.53%, 08/25/32 (a)	3,185,000	2,992,363
Series K150, Class A2
3.71%, 09/25/32 (a)	1,600,000	1,519,355
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	476,279
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,318,081
Series K153, Class A2
3.82%, 12/25/32 (a)(g)	4,200,000	4,011,177
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,698,113
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	791,124
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,667,230
Series K157, Class A2
4.20%, 05/25/33 (a)	400,000	390,860
Series K163, Class A2
5.00%, 03/25/34 (a)(g)	1,500,000	1,544,674

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K733, Class A2
3.75%, 08/25/25 (a)(g)	1,263,488	1,257,496
Series K742, Class A2
1.76%, 03/25/28 (a)	700,000	653,627
Series K755, Class A2
5.20%, 02/25/31 (a)	1,000,000	1,038,713
Series KS03, Class A4
3.16%, 05/25/25 (a)(g)	3,964	3,949
Federal National Mortgage Association-ACES
Series 2015-M13, Class A2
2.70%, 06/25/25 (a)(g)	93,455	92,983
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	1,719,010	1,684,024
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	357,191
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,206,844
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	540,531	536,087
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	482,800	481,126
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,140,664
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	92,500
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	396,607
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	242,293
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,256,587
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,606,733
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,687,999
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,506,504
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,305,000	1,270,769
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	459,483
Wells Fargo Commercial Mortgage Trust
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	719,927
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,111,223	1,105,690
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,486,308
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	495,129
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	250,245	248,242
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	1,976,715
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	145,752
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,508,069
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,934,163
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,322,203
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,470,081
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,229,400	1,205,275
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	955,378
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,712,834
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	743,722
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	680,916
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,582,936
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	1,400,000	1,454,035
		162,184,120

Mortgage-Backed Securities Pass-Through 24.8%
Federal Home Loan Mortgage Corp.
1.00%, 09/01/36 to 10/01/36 (a)	582,520	499,204
1.50%, 08/01/35 to 08/01/51 (a)	58,988,596	47,770,497
2.00%, 01/01/28 to 04/01/52 (a)	245,698,445	200,472,981
2.50%, 04/01/27 to 05/01/52 (a)	153,291,803	129,925,869
3.00%, 08/01/26 to 06/01/53 (a)	80,230,816	71,718,812
3.50%, 01/01/26 to 02/01/53 (a)	48,902,653	45,106,365
4.00%, 04/01/26 to 10/01/52 (a)	26,763,541	25,469,677
4.50%, 05/01/34 to 09/01/52 (a)	17,990,771	17,572,732
5.00%, 11/01/33 to 11/01/54 (a)	27,990,159	27,768,660
5.50%, 04/01/25 to 01/01/55 (a)	62,284,436	62,593,506
6.00%, 07/01/33 to 10/01/54 (a)	35,248,429	36,131,231
6.50%, 12/01/33 to 08/01/54 (a)	23,651,844	24,568,167
7.00%, 12/01/53 to 01/01/54 (a)	5,742,542	6,019,490
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	1,121,296	966,099
1.50%, 09/01/35 to 04/01/51 (a)	46,576,874	38,406,499
2.00%, 04/01/28 to 05/01/52 (a)	249,406,106	205,310,715
2.50%, 07/01/27 to 05/01/52 (a)	179,314,799	152,653,304
3.00%, 12/01/25 to 06/01/52 (a)	107,686,467	96,536,888
3.50%, 10/01/25 to 07/01/52 (a)	68,542,776	63,513,222
4.00%, 02/01/26 to 08/01/52 (a)	49,439,731	47,116,254
4.50%, 09/01/25 to 09/01/52 (a)	30,658,646	29,908,648
5.00%, 09/01/33 to 12/01/54 (a)	49,110,039	48,610,356
5.50%, 07/01/29 to 03/01/55 (a)	55,209,877	55,539,621
6.00%, 04/01/35 to 03/01/55 (a)	69,199,595	70,654,243
6.50%, 08/01/34 to 03/01/55 (a)	30,012,411	31,138,393
7.00%, 12/01/53 to 03/01/55 (a)	6,139,358	6,430,328
7.50%, 11/01/53 to 08/01/54 (a)	1,518,696	1,607,675
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,366,102	1,063,979
2.00%, 04/20/36 to 05/20/52 (a)	93,784,122	76,867,935
2.50%, 03/20/27 to 06/20/52 (a)	97,268,457	83,193,981
3.00%, 01/20/27 to 06/20/52 (a)	71,108,590	63,737,019
3.50%, 09/20/32 to 08/20/52 (a)	55,247,288	51,357,767
4.00%, 06/15/39 to 10/20/52 (a)	33,715,993	32,014,619
4.50%, 01/20/39 to 01/20/55 (a)	33,573,114	32,551,319
5.00%, 03/20/33 to 02/20/55 (a)	49,272,667	48,714,288
5.50%, 10/20/33 to 02/20/55 (a)	51,783,793	52,048,291
6.00%, 10/15/36 to 02/20/55 (a)	33,957,553	34,616,460
6.50%, 10/20/52 to 01/20/55 (a)	14,790,395	15,195,067
7.00%, 01/20/53 to 12/20/54 (a)	3,625,212	3,743,087
7.50%, 12/20/53 (a)	254,257	261,605
Government National Mortgage Association, TBA
4.00%, 04/20/55 (a)(i)	4,000,000	3,745,614
4.50%, 04/20/55 (a)(i)	7,500,000	7,197,131

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uniform Mortgage-Backed Security, TBA
3.00%, 04/15/55 (a)(i)	2,500,000	2,168,546
3.50%, 04/15/55 (a)(i)	8,500,000	7,671,305
4.00%, 04/15/55 (a)(i)	25,500,000	23,762,290
4.50%, 04/15/55 (a)(i)	27,000,000	25,828,565
5.00%, 04/14/55 (a)(i)	20,000,000	19,603,340
5.50%, 04/15/55 (a)(i)	1,500,000	1,498,110
		2,130,849,754
Total Securitized (Cost $2,519,184,795)		2,296,680,874

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.7% OF NET ASSETS

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (m)	139,200,673	139,200,673
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (m)(n)	7,299,830	7,299,830
		146,500,503
Total Short-Term Investments (Cost $146,500,503)		146,500,503
Total Investments in Securities (Cost $9,149,985,394)		8,684,271,197

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $7,012,745.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $20,357,225 or 0.2% of net assets.

(e)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(j)	Guaranteed by the Republic of Germany.
(k)	Zero coupon security.
(l)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/25	FACE AMOUNT AT 3/31/25	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.45%, 02/13/26	$88,727	$—	($89,154 )	($1,762 )	$2,417	($228 )	$—	$—	$535
0.90%, 03/11/26	349,354	—	(352,939)	(10,760)	14,023	322	—	—	821
1.15%, 05/13/26	248,358	—	—	—	2,535	85	250,978	260,000	747
5.88%, 08/24/26	300,322	—	(25,447)	438	(75)	(141)	275,097	270,000	4,259
3.20%, 03/02/27	184,093	—	—	—	2,783	(693)	186,183	190,000	1,520
2.45%, 03/03/27	424,943	—	(24,015)	99	3,546	786	405,359	420,000	2,695
3.30%, 04/01/27	203,975	—	—	—	2,562	(685)	205,852	210,000	1,732
3.20%, 01/25/28	181,900	—	—	—	2,472	(281)	184,091	190,000	1,520
2.00%, 03/20/28	306,998	—	—	—	5,966	(64)	312,900	335,000	1,675
4.00%, 02/01/29	169,705	—	—	—	3,202	(644)	172,263	175,000	1,750
5.64%, 05/19/29	331,771	—	—	—	3,837	(13)	335,595	325,000	4,585

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/25	FACE AMOUNT AT 3/31/25	INTEREST INCOME EARNED
3.25%, 05/22/29	$154,613	$—	$—	$—	$2,593	($197 )	$157,009	$165,000	$1,340
2.75%, 10/01/29	122,888	—	—	—	2,322	(165)	125,045	135,000	928
6.20%, 11/17/29	364,810	—	—	—	4,887	(405)	369,292	350,000	5,422
4.63%, 03/22/30	139,802	—	—	—	1,540	(579)	140,763	140,000	1,619
1.65%, 03/11/31	180,308	—	(20,797)	(989)	5,454	337	164,313	195,000	887
2.30%, 05/13/31	178,649	—	—	—	4,683	(67)	183,265	210,000	1,208
1.95%, 12/01/31	200,041	4,065	(20,764)	241	4,666	191	188,440	225,000	1,188
2.90%, 03/03/32	250,184	—	—	—	4,178	354	254,716	290,000	2,103
5.85%, 05/19/34	386,192	—	—	—	5,686	(142)	391,736	375,000	5,487
6.14%, 08/24/34	393,742	—	—	—	5,505	(63)	399,184	375,000	5,753
Total	$5,161,375	$4,065	($533,116 )	($12,733 )	$84,782	($2,292 )	$4,702,081		$47,774

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$2,036,120,883	$—	$2,036,120,883
Treasuries [1]	—	3,831,322,163	—	3,831,322,163
Government Related [1]	—	373,646,774	—	373,646,774
Securitized [1]	—	2,296,680,874	—	2,296,680,874
Short-Term Investments [1]	146,500,503	—	—	146,500,503
Total	$146,500,503	$8,537,770,694	$—	$8,684,271,197

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.6% OF NET ASSETS

Financial Institutions 44.1%
Banking 33.6%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	149,879
7.10%, 11/15/27 (a)	140,000	147,430
2.20%, 11/02/28 (a)	150,000	135,977
6.99%, 06/13/29 (a)(b)	155,000	161,712
6.85%, 01/03/30 (a)(b)	155,000	162,008
5.54%, 01/17/31 (a)(b)	100,000	99,503
American Express Co.
3.13%, 05/20/26 (a)	80,000	78,923
1.65%, 11/04/26 (a)	140,000	134,131
2.55%, 03/04/27 (a)	475,000	459,311
5.65%, 04/23/27 (a)(b)	245,000	247,859
3.30%, 05/03/27 (a)	260,000	254,615
5.39%, 07/28/27 (a)(b)	225,000	227,459
5.85%, 11/05/27 (a)	275,000	284,812
5.10%, 02/16/28 (a)(b)	345,000	349,188
5.04%, 07/26/28 (a)(b)	235,000	237,909
4.05%, 05/03/29 (a)	170,000	167,940
5.28%, 07/27/29 (a)(b)	270,000	275,527
5.53%, 04/25/30 (a)(b)	270,000	278,438
5.09%, 01/30/31 (a)(b)	275,000	278,608
American Express Credit Corp.
3.30%, 05/03/27 (a)	175,000	171,495
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	80,000	80,859
Australia & New Zealand Banking Group Ltd.
4.75%, 01/18/27	250,000	252,035
4.90%, 07/16/27	265,000	268,638
4.62%, 12/16/29	250,000	251,408
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	206,448
5.38%, 03/13/29	200,000	204,918
Banco Santander SA
4.25%, 04/11/27	400,000	396,972
5.29%, 08/18/27	400,000	405,220
1.72%, 09/14/27 (a)(b)	200,000	191,532
6.53%, 11/07/27 (a)(b)	200,000	205,946
3.80%, 02/23/28	200,000	195,312
5.55%, 03/14/28 (a)(b)	200,000	203,118
4.18%, 03/24/28 (a)(b)	400,000	396,040
4.38%, 04/12/28	200,000	198,144
5.37%, 07/15/28 (a)(b)	200,000	202,896
5.59%, 08/08/28	200,000	205,646
6.61%, 11/07/28	200,000	212,534
3.31%, 06/27/29	200,000	189,224
5.57%, 01/17/30	200,000	205,502
5.54%, 03/14/30 (a)(b)	200,000	204,330
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of America Corp.
3.50%, 04/19/26	340,000	336,852
6.22%, 09/15/26	120,000	122,764
4.25%, 10/22/26	400,000	398,868
3.56%, 04/23/27 (a)(b)	590,000	583,646
1.73%, 07/22/27 (a)(b)	1,110,000	1,070,084
5.93%, 09/15/27 (a)(b)	325,000	331,438
3.25%, 10/21/27 (a)	495,000	482,194
4.18%, 11/25/27 (a)	390,000	386,412
3.82%, 01/20/28 (a)(b)	500,000	493,795
2.55%, 02/04/28 (a)(b)	450,000	434,241
3.71%, 04/24/28 (a)(b)	415,000	408,045
4.38%, 04/27/28 (a)(b)	400,000	398,392
3.59%, 07/21/28 (a)(b)	420,000	411,096
4.95%, 07/22/28 (a)(b)	580,000	584,744
6.20%, 11/10/28 (a)(b)	420,000	436,586
3.42%, 12/20/28 (a)(b)	1,190,000	1,153,598
4.98%, 01/24/29 (a)(b)	450,000	454,657
3.97%, 03/05/29 (a)(b)	535,000	525,659
5.20%, 04/25/29 (a)(b)	600,000	609,600
2.09%, 06/14/29 (a)(b)	540,000	499,370
4.27%, 07/23/29 (a)(b)	500,000	494,160
5.82%, 09/15/29 (a)(b)	490,000	507,924
3.97%, 02/07/30 (a)(b)	605,000	588,810
3.19%, 07/23/30 (a)(b)	475,000	445,726
2.88%, 10/22/30 (a)(b)	360,000	331,664
5.16%, 01/24/31 (a)(b)	550,000	557,689
2.50%, 02/13/31 (a)(b)	640,000	574,822
Bank of America NA
5.53%, 08/18/26 (a)	365,000	370,876
Bank of Montreal
5.30%, 06/05/26	285,000	287,673
1.25%, 09/15/26	305,000	291,467
5.27%, 12/11/26	250,000	253,380
2.65%, 03/08/27	265,000	256,660
4.57%, 09/10/27 (a)(b)	200,000	200,130
4.70%, 09/14/27 (a)	150,000	150,816
5.20%, 02/01/28 (a)	200,000	203,626
5.72%, 09/25/28 (a)	225,000	233,132
5.00%, 01/27/29 (a)(b)	150,000	151,551
4.64%, 09/10/30 (a)(b)	220,000	218,713
3.80%, 12/15/32 (a)(b)	225,000	217,361
Bank of New York Mellon Corp.
2.80%, 05/04/26 (a)	150,000	147,707
2.45%, 08/17/26 (a)	165,000	161,070
1.05%, 10/15/26 (a)	50,000	47,616
2.05%, 01/26/27 (a)	100,000	96,232
4.95%, 04/26/27 (a)(b)	335,000	336,782
3.25%, 05/16/27 (a)	175,000	171,469
3.40%, 01/29/28 (a)	140,000	136,745
3.44%, 02/07/28 (a)(b)	200,000	196,776
3.85%, 04/28/28	200,000	197,920
3.99%, 06/13/28 (a)(b)	145,000	143,814

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.89%, 07/21/28 (a)(b)	45,000	45,435
5.80%, 10/25/28 (a)(b)	220,000	227,335
3.00%, 10/30/28 (a)	100,000	95,227
4.54%, 02/01/29 (a)(b)	150,000	150,287
3.85%, 04/26/29 (a)	210,000	206,159
3.30%, 08/23/29 (a)	175,000	165,807
6.32%, 10/25/29 (a)(b)	150,000	158,759
4.98%, 03/14/30 (a)(b)	180,000	182,608
4.60%, 07/26/30 (a)(b)	195,000	195,020
4.94%, 02/11/31 (a)(b)	100,000	100,911
Bank of Nova Scotia
1.35%, 06/24/26	150,000	144,525
2.70%, 08/03/26	275,000	268,832
1.30%, 09/15/26	210,000	200,808
5.35%, 12/07/26	145,000	147,063
1.95%, 02/02/27	150,000	143,984
2.95%, 03/11/27	200,000	194,386
5.40%, 06/04/27	185,000	188,722
5.25%, 06/12/28	260,000	265,967
4.40%, 09/08/28 (a)(b)	295,000	293,602
5.45%, 08/01/29	100,000	102,738
4.85%, 02/01/30	200,000	201,068
5.13%, 02/14/31 (a)(b)	225,000	227,178
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	88,971
Barclays PLC
5.20%, 05/12/26	375,000	376,252
5.83%, 05/09/27 (a)(b)	435,000	440,277
6.50%, 09/13/27 (a)(b)	255,000	261,283
2.28%, 11/24/27 (a)(b)	380,000	365,397
4.34%, 01/10/28 (a)	260,000	258,066
5.67%, 03/12/28 (a)(b)	220,000	223,964
4.84%, 05/09/28 (a)	320,000	318,890
5.50%, 08/09/28 (a)(b)	325,000	329,855
7.39%, 11/02/28 (a)(b)	350,000	371,668
5.09%, 02/25/29 (a)(b)	250,000	251,745
4.97%, 05/16/29 (a)(b)	390,000	391,264
6.49%, 09/13/29 (a)(b)	325,000	341,549
5.69%, 03/12/30 (a)(b)	300,000	307,509
5.09%, 06/20/30 (a)(b)	350,000	347,760
4.94%, 09/10/30 (a)(b)	275,000	274,159
5.37%, 02/25/31 (a)(b)	325,000	328,744
BPCE SA
3.38%, 12/02/26	250,000	245,835
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	180,000	173,291
5.93%, 10/02/26	210,000	214,385
3.45%, 04/07/27 (a)	225,000	220,741
5.24%, 06/28/27	200,000	202,976
4.51%, 09/11/27 (a)(b)	200,000	199,816
4.86%, 01/13/28 (a)(b)	200,000	200,988
5.00%, 04/28/28 (a)	205,000	207,425
5.99%, 10/03/28 (a)	125,000	130,526
5.26%, 04/08/29 (a)	200,000	203,754
4.63%, 09/11/30 (a)(b)	285,000	282,407
5.25%, 01/13/31 (a)(b)	200,000	202,698
Capital One Financial Corp.
3.75%, 07/28/26 (a)	285,000	281,133
3.75%, 03/09/27 (a)	250,000	246,110
3.65%, 05/11/27 (a)	215,000	210,573
7.15%, 10/29/27 (a)(b)	145,000	150,353
1.88%, 11/02/27 (a)(b)	260,000	248,825
3.80%, 01/31/28 (a)	245,000	239,811
4.93%, 05/10/28 (a)(b)	260,000	261,053
5.47%, 02/01/29 (a)(b)	210,000	213,471
6.31%, 06/08/29 (a)(b)	305,000	317,020
5.70%, 02/01/30 (a)(b)	215,000	219,650
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.27%, 03/01/30 (a)(b)	270,000	253,174
5.25%, 07/26/30 (a)(b)	170,000	171,153
5.46%, 07/26/30 (a)(b)	180,000	182,212
Citibank NA
5.44%, 04/30/26 (a)	375,000	378,885
5.49%, 12/04/26 (a)	425,000	432,178
4.88%, 11/19/27 (a)(b)	400,000	401,944
5.80%, 09/29/28 (a)	470,000	489,533
4.84%, 08/06/29 (a)	325,000	328,542
Citigroup, Inc.
3.40%, 05/01/26	375,000	370,702
3.20%, 10/21/26 (a)	600,000	588,330
4.30%, 11/20/26	200,000	199,246
1.46%, 06/09/27 (a)(b)	565,000	544,344
4.45%, 09/29/27	655,000	651,771
3.89%, 01/10/28 (a)(b)	560,000	553,431
6.63%, 01/15/28	65,000	68,750
3.07%, 02/24/28 (a)(b)	515,000	500,503
4.66%, 05/24/28 (a)(b)	360,000	360,403
3.67%, 07/24/28 (a)(b)	470,000	459,763
4.13%, 07/25/28	350,000	344,484
3.52%, 10/27/28 (a)(b)	445,000	432,673
4.79%, 03/04/29 (a)(b)	350,000	350,707
4.08%, 04/23/29 (a)(b)	415,000	408,244
5.17%, 02/13/30 (a)(b)	560,000	567,134
3.98%, 03/20/30 (a)(b)	490,000	474,981
4.54%, 09/19/30 (a)(b)	600,000	592,038
2.98%, 11/05/30 (a)(b)	440,000	405,376
2.67%, 01/29/31 (a)(b)	500,000	450,995
4.41%, 03/31/31 (a)(b)	650,000	633,431
5.59%, 11/19/34 (a)(b)	265,000	265,827
Citizens Bank NA
4.58%, 08/09/28 (a)(b)	255,000	254,375
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	85,000	83,155
5.84%, 01/23/30 (a)(b)	245,000	251,635
5.25%, 03/05/31 (a)(b)	150,000	150,827
Comerica, Inc.
4.00%, 02/01/29 (a)	110,000	105,775
5.98%, 01/30/30 (a)(b)	190,000	193,183
Commonwealth Bank of Australia
4.58%, 11/27/26	250,000	251,413
Cooperatieve Rabobank UA
3.75%, 07/21/26	285,000	281,352
5.50%, 10/05/26	265,000	269,683
5.04%, 03/05/27	250,000	253,605
4.49%, 10/17/29	250,000	249,670
Deutsche Bank AG
7.15%, 07/13/27 (a)(b)	200,000	205,714
5.37%, 09/09/27	190,000	194,269
2.31%, 11/16/27 (a)(b)	275,000	264,363
2.55%, 01/07/28 (a)(b)	280,000	269,402
5.71%, 02/08/28 (a)(b)	215,000	218,320
5.37%, 01/10/29 (a)(b)	210,000	212,318
6.72%, 01/18/29 (a)(b)	305,000	319,100
5.41%, 05/10/29	170,000	174,634
6.82%, 11/20/29 (a)(b)	265,000	281,136
5.00%, 09/11/30 (a)(b)	225,000	223,963
4.88%, 12/01/32 (a)(b)	200,000	196,090
Discover Bank
3.45%, 07/27/26 (a)	255,000	250,726
2.70%, 02/06/30 (a)	250,000	223,920
Fifth Third Bancorp
2.55%, 05/05/27 (a)	100,000	96,031
1.71%, 11/01/27 (a)(b)	120,000	114,463
3.95%, 03/14/28 (a)	275,000	270,152
4.06%, 04/25/28 (a)(b)	35,000	34,577

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.36%, 10/27/28 (a)(b)	195,000	202,677
6.34%, 07/27/29 (a)(b)	240,000	250,781
4.77%, 07/28/30 (a)(b)	275,000	273,347
4.90%, 09/06/30 (a)(b)	130,000	129,730
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	100,144
First Horizon Corp.
5.51%, 03/07/31 (a)(b)	100,000	100,528
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	85,000	88,319
FNB Corp.
5.72%, 12/11/30 (a)(b)	100,000	99,952
Goldman Sachs Bank USA
5.41%, 05/21/27 (a)(b)	565,000	570,413
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	450,000	443,020
5.95%, 01/15/27	120,000	123,143
3.85%, 01/26/27 (a)	595,000	589,377
4.39%, 06/15/27 (a)(b)	170,000	169,755
1.54%, 09/10/27 (a)(b)	575,000	550,097
1.95%, 10/21/27 (a)(b)	800,000	767,576
2.64%, 02/24/28 (a)(b)	560,000	540,355
3.62%, 03/15/28 (a)(b)	640,000	628,256
3.69%, 06/05/28 (a)(b)	475,000	465,965
4.48%, 08/23/28 (a)(b)	475,000	474,069
3.81%, 04/23/29 (a)(b)	500,000	488,295
4.22%, 05/01/29 (a)(b)	695,000	685,520
6.48%, 10/24/29 (a)(b)	515,000	544,262
2.60%, 02/07/30 (a)	350,000	317,208
3.80%, 03/15/30 (a)	450,000	430,672
5.73%, 04/25/30 (a)(b)	480,000	495,744
5.05%, 07/23/30 (a)(b)	500,000	504,225
4.69%, 10/23/30 (a)(b)	350,000	347,889
5.21%, 01/28/31 (a)(b)	375,000	380,250
HSBC Holdings PLC
3.90%, 05/25/26	200,000	198,866
4.38%, 11/23/26	200,000	198,994
1.59%, 05/24/27 (a)(b)	200,000	193,276
5.89%, 08/14/27 (a)(b)	480,000	487,622
2.25%, 11/22/27 (a)(b)	205,000	197,200
4.04%, 03/13/28 (a)(b)	205,000	202,489
5.60%, 05/17/28 (a)(b)	385,000	391,376
4.76%, 06/09/28 (a)(b)	395,000	394,830
5.21%, 08/11/28 (a)(b)	490,000	495,165
2.01%, 09/22/28 (a)(b)	455,000	425,680
7.39%, 11/03/28 (a)(b)	465,000	494,337
5.13%, 11/19/28 (a)(b)	200,000	201,606
6.16%, 03/09/29 (a)(b)	350,000	362,859
4.58%, 06/19/29 (a)(b)	660,000	654,311
2.21%, 08/17/29 (a)(b)	430,000	394,211
5.55%, 03/04/30 (a)(b)	415,000	424,138
4.95%, 03/31/30	450,000	451,840
3.97%, 05/22/30 (a)(b)	675,000	649,876
5.29%, 11/19/30 (a)(b)	450,000	454,950
5.13%, 03/03/31 (a)(b)	300,000	301,023
HSBC USA, Inc.
5.29%, 03/04/27	245,000	249,349
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	60,000	59,616
6.21%, 08/21/29 (a)(b)	230,000	239,476
5.27%, 01/15/31 (a)(b)	250,000	252,678
Huntington National Bank
4.87%, 04/12/28 (a)(b)	270,000	271,053
4.55%, 05/17/28 (a)(b)	250,000	249,640
5.65%, 01/10/30 (a)	250,000	258,023
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep NV
3.95%, 03/29/27	305,000	301,511
1.73%, 04/01/27 (a)(b)	200,000	194,288
6.08%, 09/11/27 (a)(b)	270,000	275,511
4.02%, 03/28/28 (a)(b)	255,000	252,149
4.55%, 10/02/28	200,000	199,118
4.05%, 04/09/29	260,000	253,625
5.34%, 03/19/30 (a)(b)	345,000	351,465
5.07%, 03/25/31 (a)(b)	200,000	200,816
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	425,000	420,971
3.20%, 06/15/26 (a)	265,000	261,884
2.95%, 10/01/26 (a)	405,000	397,062
7.63%, 10/15/26	80,000	83,975
4.13%, 12/15/26	385,000	383,687
1.58%, 04/22/27 (a)(b)	675,000	654,574
8.00%, 04/29/27	165,000	176,727
1.47%, 09/22/27 (a)(b)	545,000	521,369
4.25%, 10/01/27	315,000	314,896
6.07%, 10/22/27 (a)(b)	410,000	419,742
3.63%, 12/01/27 (a)	180,000	176,699
5.04%, 01/23/28 (a)(b)	490,000	494,376
3.78%, 02/01/28 (a)(b)	530,000	522,999
2.95%, 02/24/28 (a)(b)	320,000	310,858
5.57%, 04/22/28 (a)(b)	490,000	499,849
4.32%, 04/26/28 (a)(b)	580,000	577,460
3.54%, 05/01/28 (a)(b)	490,000	480,234
2.18%, 06/01/28 (a)(b)	330,000	314,041
4.98%, 07/22/28 (a)(b)	395,000	398,610
4.85%, 07/25/28 (a)(b)	670,000	674,288
4.51%, 10/22/28 (a)(b)	385,000	384,569
3.51%, 01/23/29 (a)(b)	455,000	442,269
4.92%, 01/24/29 (a)(b)	350,000	353,374
4.01%, 04/23/29 (a)(b)	405,000	398,228
2.07%, 06/01/29 (a)(b)	450,000	416,947
4.20%, 07/23/29 (a)(b)	460,000	454,075
5.30%, 07/24/29 (a)(b)	480,000	489,835
6.09%, 10/23/29 (a)(b)	390,000	408,459
4.45%, 12/05/29 (a)(b)	530,000	526,555
5.01%, 01/23/30 (a)(b)	480,000	485,467
5.58%, 04/22/30 (a)(b)	500,000	515,845
3.70%, 05/06/30 (a)(b)	510,000	490,645
4.57%, 06/14/30 (a)(b)	385,000	382,913
5.00%, 07/22/30 (a)(b)	500,000	504,940
2.74%, 10/15/30 (a)(b)	670,000	615,060
4.60%, 10/22/30 (a)(b)	515,000	511,493
5.14%, 01/24/31 (a)(b)	450,000	457,303
4.49%, 03/24/31 (a)(b)	550,000	543,130
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	500,000	506,640
KeyBank NA
5.85%, 11/15/27 (a)	250,000	256,903
3.90%, 04/13/29	250,000	240,143
KeyCorp
2.25%, 04/06/27	160,000	152,638
4.10%, 04/30/28	100,000	98,034
2.55%, 10/01/29	125,000	113,084
Lloyds Banking Group PLC
3.75%, 01/11/27	210,000	207,169
1.63%, 05/11/27 (a)(b)	250,000	241,843
5.99%, 08/07/27 (a)(b)	240,000	243,998
5.46%, 01/05/28 (a)(b)	275,000	278,542
3.75%, 03/18/28 (a)(b)	225,000	221,108
4.38%, 03/22/28	200,000	198,282
4.55%, 08/16/28	250,000	249,055
3.57%, 11/07/28 (a)(b)	395,000	383,786
5.09%, 11/26/28 (a)(b)	270,000	272,579

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.87%, 03/06/29 (a)(b)	240,000	247,546
5.72%, 06/05/30 (a)(b)	290,000	298,746
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	50,000	49,688
7.41%, 10/30/29 (a)(b)	215,000	231,678
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	250,000	242,443
4.70%, 01/27/28 (a)	250,000	250,415
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	210,000	205,080
3.68%, 02/22/27	200,000	197,502
1.54%, 07/20/27 (a)(b)	465,000	447,562
3.29%, 07/25/27	200,000	195,446
2.34%, 01/19/28 (a)(b)	325,000	312,679
3.96%, 03/02/28	300,000	296,091
4.08%, 04/19/28 (a)(b)	260,000	257,608
5.02%, 07/20/28 (a)(b)	330,000	333,283
5.35%, 09/13/28 (a)(b)	225,000	229,246
5.42%, 02/22/29 (a)(b)	285,000	291,498
3.74%, 03/07/29	325,000	315,471
5.24%, 04/19/29 (a)(b)	200,000	203,590
3.20%, 07/18/29	335,000	316,012
5.26%, 04/17/30 (a)(b)	350,000	356,828
5.20%, 01/16/31 (a)(b)	250,000	254,093
Mizuho Financial Group, Inc.
1.23%, 05/22/27 (a)(b)	265,000	255,078
1.55%, 07/09/27 (a)(b)	240,000	231,089
3.17%, 09/11/27	215,000	208,797
5.41%, 09/13/28 (a)(b)	210,000	214,169
5.67%, 05/27/29 (a)(b)	295,000	303,458
5.78%, 07/06/29 (a)(b)	300,000	309,819
4.25%, 09/11/29 (a)(b)	270,000	266,166
5.38%, 05/26/30 (a)(b)	255,000	260,414
5.38%, 07/10/30 (a)(b)	200,000	204,264
3.15%, 07/16/30 (a)(b)	240,000	224,568
Morgan Stanley
3.13%, 07/27/26	565,000	555,327
6.25%, 08/09/26	130,000	133,058
4.35%, 09/08/26	425,000	423,245
3.63%, 01/20/27	550,000	544,109
3.95%, 04/23/27	400,000	395,624
1.59%, 05/04/27 (a)(b)	720,000	697,320
1.51%, 07/20/27 (a)(b)	605,000	581,659
2.48%, 01/21/28 (a)(b)	455,000	438,838
5.65%, 04/13/28 (a)(b)	305,000	311,307
4.21%, 04/20/28 (a)(b)	435,000	431,859
3.59%, 07/22/28 (a)	500,000	487,580
6.30%, 10/18/28 (a)(b)	420,000	436,876
3.77%, 01/24/29 (a)(b)	625,000	611,387
5.12%, 02/01/29 (a)(b)	490,000	496,752
5.16%, 04/20/29 (a)(b)	415,000	420,573
5.45%, 07/20/29 (a)(b)	420,000	429,614
6.41%, 11/01/29 (a)(b)	390,000	411,762
5.17%, 01/16/30 (a)(b)	420,000	425,893
4.43%, 01/23/30 (a)(b)	535,000	528,216
5.66%, 04/18/30 (a)(b)	495,000	510,394
5.04%, 07/19/30 (a)(b)	440,000	443,590
4.65%, 10/18/30 (a)(b)	585,000	580,437
5.23%, 01/15/31 (a)(b)	450,000	457,258
2.70%, 01/22/31 (a)(b)	650,000	589,504
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	300,000	301,026
5.88%, 10/30/26 (a)	325,000	332,270
4.45%, 10/15/27 (a)(b)	330,000	329,660
4.95%, 01/14/28 (a)(b)	325,000	327,220
5.50%, 05/26/28 (a)(b)	400,000	407,424
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.97%, 07/14/28 (a)(b)	325,000	327,918
5.02%, 01/12/29 (a)(b)	375,000	379,507
National Australia Bank Ltd.
2.50%, 07/12/26	350,000	342,688
3.91%, 06/09/27	250,000	248,070
5.09%, 06/11/27	250,000	254,150
4.94%, 01/12/28	250,000	254,203
4.90%, 06/13/28	250,000	254,208
4.79%, 01/10/29	250,000	253,328
National Bank of Canada
5.60%, 12/18/28	295,000	304,092
4.50%, 10/10/29	300,000	296,877
NatWest Group PLC
4.80%, 04/05/26	250,000	250,828
1.64%, 06/14/27 (a)(b)	255,000	246,070
5.58%, 03/01/28 (a)(b)	200,000	203,442
3.07%, 05/22/28 (a)(b)	215,000	207,991
5.52%, 09/30/28 (a)(b)	215,000	219,016
4.89%, 05/18/29 (a)(b)	300,000	300,537
5.81%, 09/13/29 (a)(b)	265,000	273,430
5.08%, 01/27/30 (a)(b)	325,000	327,028
4.45%, 05/08/30 (a)(b)	260,000	254,964
4.96%, 08/15/30 (a)(b)	210,000	210,210
6.48%, 06/01/34 (a)(b)	235,000	244,750
Northern Trust Corp.
4.00%, 05/10/27 (a)	240,000	238,783
3.15%, 05/03/29 (a)	100,000	95,439
3.38%, 05/08/32 (a)(b)	155,000	149,919
PNC Bank NA
3.10%, 10/25/27 (a)	310,000	300,427
3.25%, 01/22/28 (a)	250,000	242,378
2.70%, 10/22/29	255,000	233,761
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	130,000	127,058
1.15%, 08/13/26 (a)	160,000	153,234
3.15%, 05/19/27 (a)	130,000	126,603
5.10%, 07/23/27 (a)(b)	210,000	211,237
6.62%, 10/20/27 (a)(b)	260,000	267,995
5.30%, 01/21/28 (a)(b)	235,000	238,245
5.35%, 12/02/28 (a)(b)	200,000	204,014
3.45%, 04/23/29 (a)	300,000	288,207
5.58%, 06/12/29 (a)(b)	500,000	514,305
2.55%, 01/22/30 (a)	200,000	181,280
5.49%, 05/14/30 (a)(b)	260,000	267,077
5.22%, 01/29/31 (a)(b)	250,000	254,393
Regions Financial Corp.
1.80%, 08/12/28 (a)	200,000	181,984
5.72%, 06/06/30 (a)(b)	125,000	128,053
Royal Bank of Canada
1.20%, 04/27/26	310,000	299,841
1.15%, 07/14/26	160,000	153,864
5.20%, 07/20/26	175,000	176,839
1.40%, 11/02/26	160,000	153,019
4.88%, 01/19/27	200,000	201,890
2.05%, 01/21/27	120,000	115,451
3.63%, 05/04/27	210,000	207,050
5.07%, 07/23/27 (a)(b)	245,000	246,649
4.24%, 08/03/27	255,000	254,283
4.51%, 10/18/27 (a)(b)	145,000	144,958
6.00%, 11/01/27	220,000	228,525
4.90%, 01/12/28	165,000	166,955
5.20%, 08/01/28	245,000	249,824
4.52%, 10/18/28 (a)(b)	170,000	169,640
4.97%, 01/24/29 (a)(b)	300,000	302,379
4.95%, 02/01/29	215,000	217,756
4.97%, 08/02/30 (a)(b)	255,000	256,836

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 10/18/30 (a)(b)	360,000	357,246
5.15%, 02/04/31 (a)(b)	350,000	354,532
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(c)	150,000	146,594
6.12%, 05/31/27 (a)(b)	70,000	70,888
4.40%, 07/13/27 (a)	200,000	198,514
2.49%, 01/06/28 (a)(b)	190,000	182,216
6.50%, 03/09/29 (a)(b)	175,000	181,258
6.57%, 06/12/29 (a)(b)	115,000	119,245
6.17%, 01/09/30 (a)(b)	220,000	226,142
5.35%, 09/06/30 (a)(b)	255,000	254,097
5.74%, 03/20/31 (a)(b)	175,000	176,363
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (a)(b)	250,000	240,265
3.82%, 11/03/28 (a)(b)	225,000	219,015
6.53%, 01/10/29 (a)(b)	200,000	207,946
4.86%, 09/11/30 (a)(b)	255,000	252,705
State Street Bank & Trust Co.
4.78%, 11/23/29	310,000	313,075
State Street Corp.
2.65%, 05/19/26	150,000	147,617
5.27%, 08/03/26 (a)	290,000	293,297
4.99%, 03/18/27 (a)	200,000	202,700
4.33%, 10/22/27 (a)	100,000	100,217
1.68%, 11/18/27 (a)(b)	155,000	148,296
2.20%, 02/07/28 (a)(b)	260,000	249,740
5.82%, 11/04/28 (a)(b)	115,000	118,957
4.53%, 02/20/29 (a)(b)	330,000	330,195
5.68%, 11/21/29 (a)(b)	205,000	212,888
4.14%, 12/03/29 (a)(b)	160,000	157,974
4.73%, 02/28/30 (a)	150,000	150,870
3.03%, 11/01/34 (a)(b)	120,000	109,375
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	455,000	444,767
1.40%, 09/17/26	215,000	205,882
3.01%, 10/19/26	350,000	342,590
3.45%, 01/11/27	275,000	270,875
3.36%, 07/12/27	350,000	342,618
3.35%, 10/18/27	225,000	219,103
5.52%, 01/13/28	300,000	308,037
3.54%, 01/17/28	235,000	229,501
5.80%, 07/13/28	200,000	207,388
3.94%, 07/19/28	200,000	196,746
5.72%, 09/14/28	225,000	233,091
1.90%, 09/17/28	390,000	357,045
5.32%, 07/09/29	300,000	306,771
3.04%, 07/16/29	485,000	453,790
5.71%, 01/13/30	265,000	275,401
2.75%, 01/15/30	250,000	228,523
Synchrony Financial
3.70%, 08/04/26 (a)	195,000	191,660
3.95%, 12/01/27 (a)	300,000	292,548
5.15%, 03/19/29 (a)	125,000	124,521
5.94%, 08/02/30 (a)(b)	75,000	76,092
5.45%, 03/06/31 (a)(b)	150,000	149,031
Synovus Financial Corp.
6.17%, 11/01/30 (a)(b)	145,000	146,933
Toronto-Dominion Bank
1.20%, 06/03/26	285,000	274,623
5.53%, 07/17/26	300,000	304,083
1.25%, 09/10/26	335,000	320,448
5.26%, 12/11/26	80,000	81,115
4.57%, 12/17/26	300,000	300,480
1.95%, 01/12/27	150,000	143,558
2.80%, 03/10/27	295,000	286,061
4.98%, 04/05/27	160,000	161,696
4.11%, 06/08/27	330,000	327,733
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.69%, 09/15/27	270,000	271,750
5.16%, 01/10/28	195,000	198,297
5.52%, 07/17/28	200,000	205,648
4.99%, 04/05/29	150,000	151,940
4.78%, 12/17/29	220,000	220,180
3.63%, 09/15/31 (a)(b)	375,000	367,504
5.15%, 09/10/34 (a)(b)	135,000	133,878
Truist Bank
3.80%, 10/30/26 (a)	250,000	246,653
2.25%, 03/11/30 (a)	250,000	219,480
Truist Financial Corp.
6.05%, 06/08/27 (a)(b)	295,000	300,039
1.13%, 08/03/27 (a)	100,000	92,751
4.12%, 06/06/28 (a)(b)	200,000	198,684
4.87%, 01/26/29 (a)(b)	275,000	276,617
3.88%, 03/19/29 (a)	140,000	135,453
1.89%, 06/07/29 (a)(b)	260,000	238,204
7.16%, 10/30/29 (a)(b)	345,000	371,544
5.44%, 01/24/30 (a)(b)	285,000	290,956
U.S. Bancorp
3.10%, 04/27/26 (a)	225,000	221,760
2.38%, 07/22/26 (a)	295,000	288,073
3.15%, 04/27/27 (a)	250,000	244,158
6.79%, 10/26/27 (a)(b)	65,000	67,144
2.22%, 01/27/28 (a)(b)	270,000	259,070
3.90%, 04/26/28 (a)	165,000	162,507
4.55%, 07/22/28 (a)(b)	355,000	355,085
4.65%, 02/01/29 (a)(b)	360,000	360,281
5.78%, 06/12/29 (a)(b)	340,000	350,690
3.00%, 07/30/29 (a)	200,000	186,520
5.38%, 01/23/30 (a)(b)	290,000	295,887
5.10%, 07/23/30 (a)(b)	200,000	202,326
5.05%, 02/12/31 (a)(b)	250,000	252,518
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	295,000	294,755
UBS AG
1.25%, 08/07/26	365,000	350,086
5.00%, 07/09/27	250,000	252,873
4.86%, 01/10/28 (a)(b)	300,000	301,431
7.50%, 02/15/28	490,000	527,769
5.65%, 09/11/28	250,000	258,518
UBS Group AG
4.55%, 04/17/26	420,000	420,336
Wachovia Corp.
7.57%, 08/01/26 (d)	45,000	46,716
Webster Financial Corp.
4.10%, 03/25/29 (a)	80,000	76,740
Wells Fargo & Co.
3.00%, 04/22/26	665,000	655,690
4.10%, 06/03/26	460,000	457,231
3.00%, 10/23/26	590,000	577,032
3.20%, 06/17/27 (a)(b)	500,000	492,035
4.30%, 07/22/27	430,000	428,117
4.90%, 01/24/28 (a)(b)	450,000	452,754
3.53%, 03/24/28 (a)(b)	750,000	734,872
5.71%, 04/22/28 (a)(b)	635,000	648,894
3.58%, 05/22/28 (a)(b)	590,000	577,675
2.39%, 06/02/28 (a)(b)	640,000	610,918
4.81%, 07/25/28 (a)(b)	540,000	541,982
4.15%, 01/24/29 (a)	460,000	453,417
5.57%, 07/25/29 (a)(b)	800,000	821,792
6.30%, 10/23/29 (a)(b)	540,000	567,907
7.95%, 11/15/29	65,000	73,388
5.20%, 01/23/30 (a)(b)	515,000	523,791
2.88%, 10/30/30 (a)(b)	665,000	613,123
5.24%, 01/24/31 (a)(b)	570,000	579,576
2.57%, 02/11/31 (a)(b)	595,000	536,726

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo Bank NA
5.45%, 08/07/26 (a)	440,000	446,129
5.25%, 12/11/26 (a)	515,000	522,354
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	100,000	94,128
Westpac Banking Corp.
5.20%, 04/16/26	100,000	100,907
2.85%, 05/13/26	310,000	305,393
1.15%, 06/03/26	300,000	289,491
2.70%, 08/19/26	130,000	127,342
4.60%, 10/20/26	150,000	150,876
3.35%, 03/08/27	210,000	206,672
4.04%, 08/26/27	150,000	149,625
5.46%, 11/18/27	260,000	267,592
3.40%, 01/25/28	255,000	249,296
5.54%, 11/17/28	235,000	244,243
1.95%, 11/20/28	210,000	193,232
5.05%, 04/16/29	150,000	153,605
2.65%, 01/16/30	200,000	184,318
4.32%, 11/23/31 (a)(b)	310,000	307,461
4.11%, 07/24/34 (a)(b)	100,000	95,550
Wintrust Financial Corp.
4.85%, 06/06/29	75,000	73,551
		173,340,776
Brokerage/Asset Managers/Exchanges 1.6%
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	95,000	93,180
5.70%, 12/15/28 (a)	100,000	104,040
ARES Management Corp.
6.38%, 11/10/28 (a)	75,000	79,076
BGC Group, Inc.
8.00%, 05/25/28 (a)	60,000	64,154
6.60%, 06/10/29 (a)	135,000	138,623
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	125,000	126,034
4.70%, 03/14/29 (a)	100,000	101,580
BlackRock, Inc.
3.20%, 03/15/27	120,000	118,082
3.25%, 04/30/29 (a)	210,000	201,951
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	225,000	224,271
3.90%, 01/25/28 (a)	190,000	186,747
4.85%, 03/29/29 (a)	150,000	150,492
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	135,000	133,588
Charles Schwab Corp.
1.15%, 05/13/26 (a)(e)	185,000	178,580
5.88%, 08/24/26 (a)(e)	170,000	173,210
3.20%, 03/02/27 (a)(e)	120,000	117,589
2.45%, 03/03/27 (a)(e)	260,000	250,936
3.30%, 04/01/27 (a)(e)	120,000	117,630
3.20%, 01/25/28 (a)(e)	105,000	101,735
2.00%, 03/20/28 (a)(e)	180,000	168,125
4.00%, 02/01/29 (a)(e)	110,000	108,280
5.64%, 05/19/29 (a)(b)(e)	205,000	211,683
3.25%, 05/22/29 (a)(e)	90,000	85,641
2.75%, 10/01/29 (a)(e)	85,000	78,732
6.20%, 11/17/29 (a)(b)(e)	205,000	216,300
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	98,751
4.40%, 03/15/30 (a)	150,000	149,757
Eaton Vance Corp.
3.50%, 04/06/27 (a)	65,000	63,816
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	105,000	102,037
4.00%, 09/15/27 (a)	295,000	292,581
3.63%, 09/01/28 (a)	190,000	185,373
3.75%, 09/21/28 (a)	125,000	122,219
4.35%, 06/15/29 (a)	240,000	238,426
Jefferies Financial Group, Inc.
4.85%, 01/15/27	155,000	155,180
6.45%, 06/08/27	75,000	77,777
5.88%, 07/21/28 (a)	200,000	205,412
4.15%, 01/23/30	200,000	191,782
Lazard Group LLC
3.63%, 03/01/27 (a)	60,000	58,894
4.50%, 09/19/28 (a)	125,000	123,700
4.38%, 03/11/29 (a)	100,000	98,543
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	90,000	91,556
6.75%, 11/17/28 (a)	175,000	185,155
5.20%, 03/15/30 (a)	150,000	150,576
Marex Group PLC
6.40%, 11/04/29 (a)	100,000	101,760
Nasdaq, Inc.
3.85%, 06/30/26 (a)	135,000	134,001
5.35%, 06/28/28 (a)	170,000	174,051
Nomura Holdings, Inc.
1.65%, 07/14/26	200,000	192,518
2.33%, 01/22/27	300,000	287,895
5.39%, 07/06/27	200,000	202,872
6.07%, 07/12/28	200,000	207,728
2.17%, 07/14/28	225,000	207,538
5.61%, 07/06/29	200,000	205,438
3.10%, 01/16/30	300,000	276,582
		8,112,177
Finance Companies 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/26 (a)	165,000	164,776
2.45%, 10/29/26 (a)	650,000	628,329
6.10%, 01/15/27 (a)	225,000	230,173
6.45%, 04/15/27 (a)	250,000	258,172
3.65%, 07/21/27 (a)	195,000	190,443
3.88%, 01/23/28 (a)	100,000	97,716
4.88%, 04/01/28 (a)	150,000	150,537
5.75%, 06/06/28 (a)	260,000	267,493
3.00%, 10/29/28 (a)	600,000	563,574
5.10%, 01/19/29 (a)	305,000	307,745
4.63%, 09/10/29 (a)	150,000	148,455
6.95%, 03/10/55 (a)(b)	150,000	153,549
Air Lease Corp.
3.75%, 06/01/26 (a)	125,000	123,661
5.30%, 06/25/26	100,000	100,765
1.88%, 08/15/26 (a)	240,000	231,127
2.20%, 01/15/27 (a)	165,000	158,214
3.63%, 04/01/27 (a)	100,000	98,404
3.63%, 12/01/27 (a)	100,000	97,530
5.85%, 12/15/27 (a)	100,000	103,018
5.30%, 02/01/28 (a)	135,000	137,389
2.10%, 09/01/28 (a)	110,000	100,977
4.63%, 10/01/28 (a)	100,000	99,612
5.10%, 03/01/29 (a)	100,000	101,148
3.25%, 10/01/29 (a)	100,000	93,685
3.00%, 02/01/30 (a)	150,000	137,608
Aircastle Ltd.
4.25%, 06/15/26 (a)	135,000	133,909
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	205,000	212,737

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ARES Capital Corp.
2.15%, 07/15/26 (a)	175,000	168,870
7.00%, 01/15/27	205,000	211,332
2.88%, 06/15/27 (a)	50,000	47,813
2.88%, 06/15/28 (a)	255,000	237,346
5.88%, 03/01/29 (a)	175,000	177,749
5.95%, 07/15/29 (a)	170,000	172,885
Ares Strategic Income Fund
5.70%, 03/15/28 (a)(c)	175,000	175,101
5.60%, 02/15/30 (a)(c)	150,000	147,955
ARES Strategic Income Fund
6.35%, 08/15/29 (a)(c)	125,000	127,031
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	25,000	24,003
5.95%, 03/15/30 (a)	75,000	73,768
Barings BDC, Inc.
3.30%, 11/23/26 (a)	70,000	67,729
7.00%, 02/15/29 (a)	55,000	56,757
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	50,000	50,102
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	225,000	215,635
3.25%, 03/15/27 (a)	250,000	240,985
7.30%, 11/27/28 (a)	75,000	79,314
4.00%, 01/15/29 (a)	120,000	113,972
5.95%, 07/16/29 (a)	100,000	100,983
5.60%, 11/22/29 (a)(c)	125,000	123,964
Blackstone Secured Lending Fund
2.75%, 09/16/26 (a)	125,000	120,789
2.13%, 02/15/27 (a)	120,000	113,604
5.88%, 11/15/27 (a)	85,000	86,423
5.35%, 04/13/28 (a)	75,000	74,970
2.85%, 09/30/28 (a)	125,000	114,509
Blue Owl Capital Corp.
3.40%, 07/15/26 (a)	255,000	249,155
8.45%, 11/15/26 (a)	75,000	78,706
2.63%, 01/15/27 (a)	65,000	61,889
3.13%, 04/13/27 (a)	85,000	81,031
2.88%, 06/11/28 (a)	160,000	146,925
5.95%, 03/15/29 (a)	160,000	160,475
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	110,000	106,412
4.70%, 02/08/27 (a)	130,000	128,458
7.75%, 09/16/27 (a)	100,000	104,609
7.95%, 06/13/28 (a)	95,000	100,692
7.75%, 01/15/29 (a)	75,000	79,743
6.60%, 09/15/29 (a)(c)	200,000	203,228
5.80%, 03/15/30 (a)(c)	175,000	171,720
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	65,000	61,599
6.10%, 03/15/28 (a)(c)	125,000	124,636
6.75%, 04/04/29 (a)	155,000	157,226
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	65,000	66,238
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(c)	85,000	87,596
FS KKR Capital Corp.
2.63%, 01/15/27 (a)	65,000	62,102
3.25%, 07/15/27 (a)	95,000	90,981
3.13%, 10/12/28 (a)	135,000	122,842
7.88%, 01/15/29 (a)	100,000	105,952
6.88%, 08/15/29 (a)	125,000	128,225
6.13%, 01/15/30 (a)	150,000	149,178
GATX Corp.
3.25%, 09/15/26 (a)	75,000	73,560
5.40%, 03/15/27 (a)	90,000	91,181
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 03/30/27 (a)	15,000	14,787
3.50%, 03/15/28 (a)	125,000	121,220
4.55%, 11/07/28 (a)	80,000	79,994
4.70%, 04/01/29 (a)	75,000	74,777
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	105,000	107,642
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	125,000	120,329
2.05%, 02/15/27 (a)	70,000	66,024
7.05%, 12/05/28 (a)	75,000	78,459
6.00%, 07/15/29 (a)	130,000	130,619
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)(c)	105,000	103,919
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	72,129
3.38%, 01/20/27 (a)	65,000	62,663
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)	95,000	97,907
6.25%, 09/30/29 (a)	110,000	111,572
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	96,974
6.50%, 06/04/27 (a)	50,000	51,044
6.95%, 03/01/29 (a)	70,000	72,046
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	74,272
6.15%, 05/17/29 (a)	85,000	85,988
New Mountain Finance Corp.
6.20%, 10/15/27	50,000	50,429
6.88%, 02/01/29 (a)	65,000	65,961
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	75,000	76,073
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	55,000	52,274
7.10%, 02/15/29 (a)	55,000	56,688
6.34%, 02/27/30 (a)	70,000	69,801
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	60,000	65,000
6.50%, 07/23/29 (a)	100,000	102,242
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	175,000	178,860
5.75%, 01/15/30 (a)	105,000	104,059
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	50,000	48,445
6.95%, 08/14/28 (a)	65,000	67,486
6.13%, 03/01/29 (a)	75,000	75,941
		13,844,318
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	95,000	88,192
ORIX Corp.
3.70%, 07/18/27	60,000	58,918
5.00%, 09/13/27 (f)	100,000	101,171
4.65%, 09/10/29	150,000	149,844
		398,125
Insurance 3.2%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	199,212
Aflac, Inc.
2.88%, 10/15/26 (a)	90,000	87,884
Allstate Corp.
3.28%, 12/15/26 (a)	110,000	107,866
5.05%, 06/24/29 (a)	75,000	76,181

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American International Group, Inc.
4.20%, 04/01/28 (a)	60,000	59,329
5.75%, 04/01/48 (a)(b)	105,000	104,438
American National Group, Inc.
5.00%, 06/15/27 (a)	75,000	75,040
5.75%, 10/01/29 (a)	100,000	100,908
Aon Corp.
8.21%, 01/01/27	155,000	163,847
4.50%, 12/15/28 (a)	50,000	49,885
3.75%, 05/02/29 (a)	100,000	96,692
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	130,000	126,000
Aon North America, Inc.
5.13%, 03/01/27 (a)	120,000	121,360
5.15%, 03/01/29 (a)	195,000	198,416
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	98,807
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	125,000	125,323
4.85%, 12/15/29 (a)	150,000	150,946
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	75,438
3.70%, 02/22/30 (a)	75,000	70,798
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	80,000	83,882
Athene Holding Ltd.
4.13%, 01/12/28 (a)	185,000	182,530
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	120,000	115,493
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	20,000	19,678
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	245,000	236,993
1.85%, 03/12/30 (a)	75,000	67,064
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	130,000	127,344
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	50,000	49,581
Centene Corp.
4.25%, 12/15/27 (a)	410,000	400,398
2.45%, 07/15/28 (a)	450,000	410,976
4.63%, 12/15/29 (a)	645,000	618,142
3.38%, 02/15/30 (a)	400,000	362,240
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	255,000	252,305
4.65%, 08/15/29 (a)	140,000	141,266
Cincinnati Financial Corp.
6.92%, 05/15/28	50,000	53,626
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	97,542
3.90%, 05/01/29 (a)	75,000	72,760
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	75,120
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	225,000	221,094
3.85%, 04/05/29 (a)	175,000	169,293
6.88%, 12/15/52 (a)(b)	185,000	189,022
Elevance Health, Inc.
4.50%, 10/30/26	60,000	60,044
3.65%, 12/01/27 (a)	340,000	333,438
4.10%, 03/01/28 (a)	200,000	197,902
5.15%, 06/15/29 (a)	110,000	112,303
2.88%, 09/15/29 (a)	150,000	139,501
4.75%, 02/15/30 (a)	150,000	150,862
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	125,000	128,334
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	90,000	87,893
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	99,606
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	280,000	277,668
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	103,043
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	80,000	83,474
6.50%, 06/04/29 (a)	75,000	76,388
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	105,000	105,218
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	85,000	84,402
Globe Life, Inc.
4.55%, 09/15/28 (a)	80,000	79,927
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	105,000	104,720
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	125,000	115,640
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	60,000	64,812
Humana, Inc.
1.35%, 02/03/27 (a)	175,000	164,871
3.95%, 03/15/27 (a)	135,000	133,279
5.75%, 03/01/28 (a)	75,000	77,115
5.75%, 12/01/28 (a)	75,000	77,461
3.70%, 03/23/29 (a)	175,000	167,832
3.13%, 08/15/29 (a)	75,000	69,871
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	75,642
Lincoln National Corp.
3.63%, 12/12/26 (a)	70,000	69,002
3.80%, 03/01/28 (a)	100,000	97,690
3.05%, 01/15/30 (a)	100,000	92,265
Loews Corp.
3.75%, 04/01/26 (a)	130,000	129,386
Manulife Financial Corp.
2.48%, 05/19/27 (a)	50,000	48,116
4.06%, 02/24/32 (a)(b)	175,000	172,009
Markel Group, Inc.
3.50%, 11/01/27 (a)	110,000	107,368
3.35%, 09/17/29 (a)	75,000	71,141
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	435,000	433,656
4.65%, 03/15/30 (a)	175,000	175,443
Mercury General Corp.
4.40%, 03/15/27 (a)	110,000	108,240
MetLife, Inc.
4.55%, 03/23/30 (a)	175,000	175,261
MGIC Investment Corp.
5.25%, 08/15/28 (a)	145,000	143,592
Munich Re America Corp.
7.45%, 12/15/26	50,000	52,733
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	75,000	76,215
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	148,380
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	95,908

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	97,718
3.70%, 05/15/29 (a)	95,000	91,831
Progressive Corp.
2.45%, 01/15/27	100,000	96,875
2.50%, 03/15/27 (a)	75,000	72,527
4.00%, 03/01/29 (a)	125,000	123,151
6.63%, 03/01/29	75,000	80,624
3.20%, 03/26/30 (a)	100,000	93,975
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	100,000	89,559
4.50%, 09/15/47 (a)(b)	165,000	161,019
5.70%, 09/15/48 (a)(b)	200,000	200,662
Radian Group, Inc.
4.88%, 03/15/27 (a)	115,000	114,940
6.20%, 05/15/29 (a)	100,000	103,224
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	65,000	64,518
3.90%, 05/15/29 (a)	100,000	96,955
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	120,000	117,265
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	47,761
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	70,000	73,081
UnitedHealth Group, Inc.
1.15%, 05/15/26 (a)	200,000	193,228
4.75%, 07/15/26	130,000	130,877
3.45%, 01/15/27	165,000	162,975
3.38%, 04/15/27	100,000	98,327
4.60%, 04/15/27 (a)	125,000	125,849
3.70%, 05/15/27 (a)	110,000	108,734
2.95%, 10/15/27	200,000	193,626
5.25%, 02/15/28 (a)	165,000	169,231
3.85%, 06/15/28	190,000	187,406
3.88%, 12/15/28	180,000	176,794
4.25%, 01/15/29 (a)	280,000	278,410
4.70%, 04/15/29 (a)	75,000	75,659
4.00%, 05/15/29 (a)	165,000	162,132
2.88%, 08/15/29	175,000	164,363
4.80%, 01/15/30 (a)	200,000	202,314
5.30%, 02/15/30 (a)	255,000	263,134
Unum Group
4.00%, 06/15/29 (a)	125,000	121,465
Voya Financial, Inc.
3.65%, 06/15/26	105,000	103,812
4.70%, 01/23/48 (a)(b)	60,000	56,861
Willis North America, Inc.
4.65%, 06/15/27 (a)	145,000	145,142
4.50%, 09/15/28 (a)	125,000	124,160
2.95%, 09/15/29 (a)	125,000	115,384
		16,487,938
REITs 2.9%
Agree LP
2.00%, 06/15/28 (a)	60,000	55,302
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 (a)	45,000	44,629
3.95%, 01/15/27 (a)	95,000	94,095
3.95%, 01/15/28 (a)	75,000	73,802
4.50%, 07/30/29 (a)	50,000	49,350
2.75%, 12/15/29 (a)	75,000	68,533
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	98,958
4.90%, 02/15/29 (a)	50,000	50,163
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	135,000	132,768
2.90%, 10/15/26 (a)	30,000	29,309
3.35%, 05/15/27 (a)	75,000	73,343
3.20%, 01/15/28 (a)	75,000	72,589
1.90%, 12/01/28 (a)	85,000	77,369
3.30%, 06/01/29 (a)	120,000	114,191
2.30%, 03/01/30 (a)	75,000	67,198
Boston Properties LP
2.75%, 10/01/26 (a)	200,000	193,952
6.75%, 12/01/27 (a)	190,000	198,730
4.50%, 12/01/28 (a)	180,000	176,857
3.40%, 06/21/29 (a)	125,000	116,826
2.90%, 03/15/30 (a)	100,000	90,135
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	150,000	148,942
3.90%, 03/15/27 (a)	50,000	49,181
2.25%, 04/01/28 (a)	10,000	9,293
4.13%, 05/15/29 (a)	205,000	199,037
Camden Property Trust
5.85%, 11/03/26 (a)	100,000	102,075
4.10%, 10/15/28 (a)	85,000	83,500
3.15%, 07/01/29 (a)	145,000	136,800
COPT Defense Properties LP
2.00%, 01/15/29 (a)	75,000	67,011
CubeSmart LP
3.13%, 09/01/26 (a)	85,000	83,301
2.25%, 12/15/28 (a)	105,000	96,158
4.38%, 02/15/29 (a)	50,000	49,085
Digital Realty Trust LP
3.70%, 08/15/27 (a)	175,000	171,838
5.55%, 01/15/28 (a)	180,000	184,311
4.45%, 07/15/28 (a)	100,000	99,373
3.60%, 07/01/29 (a)	150,000	143,326
DOC Dr. LLC
4.30%, 03/15/27 (a)	90,000	89,490
3.95%, 01/15/28 (a)	50,000	49,024
EPR Properties
4.75%, 12/15/26 (a)	55,000	54,754
4.50%, 06/01/27 (a)	125,000	123,431
4.95%, 04/15/28 (a)	75,000	74,361
3.75%, 08/15/29 (a)	120,000	112,616
ERP Operating LP
3.25%, 08/01/27 (a)	140,000	136,311
3.50%, 03/01/28 (a)	125,000	121,719
4.15%, 12/01/28 (a)	50,000	49,393
3.00%, 07/01/29 (a)	145,000	135,756
2.50%, 02/15/30 (a)	100,000	90,586
Essex Portfolio LP
3.38%, 04/15/26 (a)	120,000	118,620
3.63%, 05/01/27 (a)	75,000	73,569
1.70%, 03/01/28 (a)	125,000	115,170
4.00%, 03/01/29 (a)	75,000	73,009
3.00%, 01/15/30 (a)	75,000	69,099
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	98,749
3.88%, 12/15/27 (a)	170,000	167,044
5.70%, 04/01/28 (a)	95,000	97,608
3.90%, 04/01/29 (a)	55,000	53,153
4.00%, 06/15/29 (a)	50,000	48,367
Federal Realty OP LP
5.38%, 05/01/28 (a)	95,000	96,814
3.20%, 06/15/29 (a)	100,000	94,056

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	98,339
3.75%, 07/01/27 (a)	75,000	73,408
3.10%, 02/15/30 (a)	150,000	137,698
Healthpeak OP LLC
3.25%, 07/15/26 (a)	50,000	49,184
1.35%, 02/01/27 (a)	110,000	103,731
2.13%, 12/01/28 (a)	85,000	77,651
3.50%, 07/15/29 (a)	140,000	132,916
3.00%, 01/15/30 (a)	150,000	138,349
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	49,042
4.13%, 03/15/28 (a)	50,000	48,487
4.20%, 04/15/29 (a)	85,000	81,539
3.05%, 02/15/30 (a)	90,000	80,441
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	125,000	116,197
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	125,000	114,676
Kilroy Realty LP
4.75%, 12/15/28 (a)	130,000	128,024
4.25%, 08/15/29 (a)	50,000	47,582
3.05%, 02/15/30 (a)	75,000	66,781
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	125,000	121,927
1.90%, 03/01/28 (a)	75,000	69,772
Kite Realty Group LP
4.00%, 10/01/26 (a)	70,000	69,319
LXP Industrial Trust
6.75%, 11/15/28 (a)	50,000	52,912
Mid-America Apartments LP
1.10%, 09/15/26 (a)	95,000	90,525
3.60%, 06/01/27 (a)	50,000	49,153
4.20%, 06/15/28 (a)	100,000	99,026
3.95%, 03/15/29 (a)	100,000	97,480
2.75%, 03/15/30 (a)	75,000	68,528
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	97,163
4.30%, 10/15/28 (a)	100,000	98,630
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	155,000	154,338
4.75%, 01/15/28 (a)	80,000	79,830
3.63%, 10/01/29 (a)	100,000	93,547
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	110,000	121,252
6.88%, 07/15/29 (a)	90,000	93,451
Prologis LP
3.25%, 06/30/26 (a)	75,000	74,013
3.25%, 10/01/26 (a)	100,000	98,430
2.13%, 04/15/27 (a)	75,000	71,765
3.38%, 12/15/27 (a)	100,000	97,507
4.88%, 06/15/28 (a)	120,000	121,354
3.88%, 09/15/28 (a)	135,000	132,469
4.00%, 09/15/28 (a)	100,000	98,624
2.88%, 11/15/29 (a)	180,000	167,323
Public Storage Operating Co.
1.50%, 11/09/26 (a)	100,000	95,676
3.09%, 09/15/27 (a)	100,000	96,991
1.85%, 05/01/28 (a)	145,000	134,472
1.95%, 11/09/28 (a)	65,000	59,682
5.13%, 01/15/29 (a)	50,000	51,094
3.39%, 05/01/29 (a)	155,000	148,337
Realty Income Corp.
4.88%, 06/01/26 (a)	115,000	115,443
4.13%, 10/15/26 (a)	125,000	124,499
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 01/15/27 (a)	140,000	136,508
3.95%, 08/15/27 (a)	100,000	98,879
3.40%, 01/15/28 (a)	100,000	97,114
3.65%, 01/15/28 (a)	75,000	73,383
2.10%, 03/15/28 (a)	105,000	97,961
2.20%, 06/15/28 (a)	75,000	69,841
4.70%, 12/15/28 (a)	170,000	170,668
4.75%, 02/15/29 (a)	75,000	75,205
3.25%, 06/15/29 (a)	75,000	70,969
4.00%, 07/15/29 (a)	75,000	73,065
3.10%, 12/15/29 (a)	145,000	135,199
3.40%, 01/15/30 (a)	100,000	94,332
Regency Centers LP
3.60%, 02/01/27 (a)	125,000	123,096
4.13%, 03/15/28 (a)	30,000	29,672
2.95%, 09/15/29 (a)	120,000	111,814
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	65,000	65,283
Sabra Health Care LP
5.13%, 08/15/26 (a)	85,000	84,989
3.90%, 10/15/29 (a)	55,000	51,830
Simon Property Group LP
3.25%, 11/30/26 (a)	120,000	117,810
1.38%, 01/15/27 (a)	100,000	94,826
3.38%, 06/15/27 (a)	135,000	132,149
3.38%, 12/01/27 (a)	135,000	131,602
1.75%, 02/01/28 (a)	175,000	162,515
2.45%, 09/13/29 (a)	250,000	228,060
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	49,210
4.63%, 03/15/29 (a)	75,000	73,373
Sun Communities Operating LP
2.30%, 11/01/28 (a)	60,000	55,404
5.50%, 01/15/29 (a)	90,000	92,082
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	48,987
3.88%, 07/15/27 (a)	50,000	49,116
UDR, Inc.
2.95%, 09/01/26 (a)	75,000	73,384
3.50%, 07/01/27 (a)	100,000	97,727
3.50%, 01/15/28 (a)	45,000	43,674
4.40%, 01/26/29 (a)	65,000	64,388
3.20%, 01/15/30 (a)	100,000	93,172
Ventas Realty LP
3.25%, 10/15/26 (a)	100,000	98,076
4.00%, 03/01/28 (a)	100,000	98,298
4.40%, 01/15/29 (a)	160,000	157,851
3.00%, 01/15/30 (a)	150,000	137,928
Welltower OP LLC
4.25%, 04/01/26 (a)	125,000	124,632
2.70%, 02/15/27 (a)	75,000	72,635
4.25%, 04/15/28 (a)	210,000	207,837
2.05%, 01/15/29 (a)	100,000	90,906
4.13%, 03/15/29 (a)	105,000	102,847
3.10%, 01/15/30 (a)	150,000	139,456
WP Carey, Inc.
4.25%, 10/01/26 (a)	125,000	124,352
3.85%, 07/15/29 (a)	50,000	48,100
		15,002,811
		227,186,145

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 48.3%
Basic Industry 1.8%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	115,000	109,563
4.60%, 02/08/29 (a)	150,000	151,269
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	99,227
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	188,688
ArcelorMittal SA
6.55%, 11/29/27 (a)	245,000	255,236
4.25%, 07/16/29	110,000	107,419
BHP Billiton Finance USA Ltd.
5.25%, 09/08/26	145,000	146,837
4.75%, 02/28/28 (a)	180,000	181,944
5.10%, 09/08/28 (a)	125,000	127,666
5.00%, 02/21/30 (a)	200,000	203,218
Cabot Corp.
4.00%, 07/01/29 (a)	60,000	57,674
Dow Chemical Co.
4.80%, 11/30/28 (a)	150,000	150,986
7.38%, 11/01/29	65,000	72,278
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	385,000	386,856
Eastman Chemical Co.
4.50%, 12/01/28 (a)	50,000	49,732
5.00%, 08/01/29 (a)	125,000	125,771
Ecolab, Inc.
2.70%, 11/01/26 (a)	100,000	97,692
1.65%, 02/01/27 (a)	155,000	148,022
3.25%, 12/01/27 (a)	110,000	107,298
5.25%, 01/15/28 (a)	130,000	133,696
4.80%, 03/24/30 (a)	125,000	126,500
EIDP, Inc.
4.50%, 05/15/26 (a)	165,000	165,213
FMC Corp.
5.15%, 05/18/26 (a)	65,000	65,239
3.20%, 10/01/26 (a)	120,000	117,193
3.45%, 10/01/29 (a)	100,000	92,456
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	90,000	90,137
4.13%, 03/01/28 (a)	110,000	108,183
4.38%, 08/01/28 (a)	75,000	74,126
5.25%, 09/01/29 (a)	45,000	45,425
4.25%, 03/01/30 (a)	75,000	72,483
Georgia-Pacific LLC
7.75%, 11/15/29	155,000	175,781
Huntsman International LLC
4.50%, 05/01/29 (a)	150,000	143,825
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	60,000	59,458
Kinross Gold Corp.
4.50%, 07/15/27 (a)	110,000	109,582
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	98,043
Mosaic Co.
4.05%, 11/15/27 (a)	165,000	162,919
5.38%, 11/15/28 (a)	50,000	51,135
Newmont Corp.
2.80%, 10/01/29 (a)	115,000	106,903
Nucor Corp.
4.30%, 05/23/27 (a)	150,000	149,772
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nutrien Ltd.
4.00%, 12/15/26 (a)	120,000	119,023
5.20%, 06/21/27 (a)	85,000	86,012
4.90%, 03/27/28 (a)	135,000	136,311
4.20%, 04/01/29 (a)	180,000	176,623
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	72,916
3.00%, 12/15/29 (a)	100,000	92,706
PPG Industries, Inc.
3.75%, 03/15/28 (a)	105,000	102,989
2.80%, 08/15/29 (a)	50,000	46,478
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	135,000	145,896
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	125,000	125,730
4.88%, 03/14/30 (a)	400,000	404,132
Rohm & Haas Co.
7.85%, 07/15/29	100,000	111,303
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	73,793
4.55%, 03/01/29 (a)	95,000	94,415
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	240,000	234,898
4.55%, 03/01/28 (a)	75,000	75,125
2.95%, 08/15/29 (a)	150,000	139,634
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(c)	200,000	202,874
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	105,000	105,132
1.65%, 10/15/27 (a)	50,000	46,516
Suzano Austria GmbH
2.50%, 09/15/28 (a)	80,000	73,066
6.00%, 01/15/29 (a)	300,000	306,129
5.00%, 01/15/30 (a)	245,000	239,710
Suzano International Finance BV
5.50%, 01/17/27	150,000	151,621
Westlake Corp.
3.60%, 08/15/26 (a)	125,000	123,265
Weyerhaeuser Co.
4.75%, 05/15/26	150,000	150,249
6.95%, 10/01/27	50,000	52,869
4.00%, 11/15/29 (a)	125,000	121,276
WRKCo, Inc.
3.38%, 09/15/27 (a)	170,000	165,012
4.00%, 03/15/28 (a)	100,000	98,166
3.90%, 06/01/28 (a)	100,000	97,638
4.90%, 03/15/29 (a)	125,000	125,656
		9,212,608
Capital Goods 5.5%
3M Co.
2.25%, 09/19/26 (a)	150,000	145,457
2.88%, 10/15/27 (a)	145,000	139,699
3.63%, 09/14/28 (a)	125,000	122,078
3.38%, 03/01/29 (a)	185,000	177,245
2.38%, 08/26/29 (a)	175,000	159,819
4.80%, 03/15/30 (a)	100,000	100,380
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	75,000	73,761
AGCO Corp.
5.45%, 03/21/27 (a)	105,000	106,376
Allegion PLC
3.50%, 10/01/29 (a)	160,000	152,042

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	50,000	48,664
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	105,000	103,924
4.50%, 05/15/28 (a)	185,000	183,955
Amcor Flexibles North America, Inc.
5.10%, 03/17/30 (a)(c)	150,000	151,480
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	100,000	102,244
Amphenol Corp.
5.05%, 04/05/27 (a)	75,000	76,110
5.05%, 04/05/29 (a)	125,000	127,611
4.35%, 06/01/29 (a)	120,000	119,344
2.80%, 02/15/30 (a)	150,000	138,554
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	75,533
Berry Global, Inc.
1.65%, 01/15/27 (a)	140,000	132,887
5.50%, 04/15/28 (a)	75,000	76,502
Boeing Co.
3.10%, 05/01/26 (a)	135,000	132,725
2.25%, 06/15/26 (a)	75,000	72,709
2.70%, 02/01/27 (a)	185,000	178,497
2.80%, 03/01/27 (a)	80,000	77,110
5.04%, 05/01/27 (a)	350,000	351,739
6.26%, 05/01/27 (a)	210,000	216,145
3.25%, 02/01/28 (a)	180,000	172,645
3.25%, 03/01/28 (a)	70,000	66,909
3.45%, 11/01/28 (a)	105,000	100,329
3.20%, 03/01/29 (a)	160,000	150,264
6.30%, 05/01/29 (a)	275,000	288,302
2.95%, 02/01/30 (a)	175,000	159,393
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	146,684
2.75%, 03/01/30 (a)	125,000	113,551
Carrier Global Corp.
2.49%, 02/15/27 (a)	155,000	149,736
2.72%, 02/15/30 (a)	375,000	343,151
Caterpillar Financial Services Corp.
4.35%, 05/15/26	250,000	250,477
2.40%, 08/09/26	25,000	24,383
1.15%, 09/14/26	120,000	114,887
4.45%, 10/16/26	100,000	100,435
1.70%, 01/08/27	240,000	229,882
4.50%, 01/08/27	75,000	75,453
5.00%, 05/14/27	225,000	228,537
3.60%, 08/12/27	115,000	113,383
1.10%, 09/14/27	90,000	83,631
4.40%, 10/15/27	125,000	125,474
4.60%, 11/15/27	150,000	151,101
4.85%, 02/27/29	220,000	223,612
4.38%, 08/16/29	180,000	179,712
4.70%, 11/15/29	150,000	151,648
4.80%, 01/08/30	60,000	60,880
Caterpillar, Inc.
2.60%, 09/19/29 (a)	75,000	69,700
CNH Industrial Capital LLC
1.45%, 07/15/26 (a)	100,000	96,220
4.50%, 10/08/27 (a)	75,000	74,642
4.55%, 04/10/28 (a)	100,000	99,754
5.50%, 01/12/29 (a)	100,000	102,765
5.10%, 04/20/29 (a)	100,000	101,301
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	98,357
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	203,540
5.13%, 01/09/30 (a)	200,000	202,448
Deere & Co.
5.38%, 10/16/29	115,000	120,177
Dover Corp.
2.95%, 11/04/29 (a)	110,000	102,425
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	97,283
4.35%, 05/18/28 (a)	100,000	100,295
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	190,176
2.00%, 12/21/28 (a)	190,000	174,756
Fortive Corp.
3.15%, 06/15/26 (a)	170,000	166,899
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	125,000	117,074
General Dynamics Corp.
1.15%, 06/01/26 (a)	140,000	135,184
2.13%, 08/15/26 (a)	120,000	116,621
3.50%, 04/01/27 (a)	155,000	153,080
2.63%, 11/15/27 (a)	60,000	57,638
3.75%, 05/15/28 (a)	175,000	172,140
HEICO Corp.
5.25%, 08/01/28 (a)	110,000	111,994
Hexcel Corp.
4.20%, 02/15/27 (a)	100,000	98,832
Honeywell International, Inc.
2.50%, 11/01/26 (a)	320,000	311,200
1.10%, 03/01/27 (a)	200,000	188,466
4.65%, 07/30/27 (a)	195,000	196,406
4.25%, 01/15/29 (a)	215,000	213,914
2.70%, 08/15/29 (a)	115,000	107,223
4.88%, 09/01/29 (a)	160,000	163,011
4.70%, 02/01/30 (a)	175,000	176,095
Howmet Aerospace, Inc.
5.90%, 02/01/27	125,000	128,205
6.75%, 01/15/28	75,000	79,363
3.00%, 01/15/29 (a)	100,000	94,373
Hubbell, Inc.
3.15%, 08/15/27 (a)	110,000	106,616
3.50%, 02/15/28 (a)	125,000	121,491
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	96,991
2.04%, 08/16/28 (a)	100,000	91,289
5.35%, 01/15/30 (a)	100,000	101,388
IDEX Corp.
4.95%, 09/01/29 (a)	100,000	100,276
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	195,548
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	105,000	106,508
5.40%, 08/14/28 (a)	75,000	76,887
5.18%, 06/15/29 (a)	170,000	173,051
John Deere Capital Corp.
4.75%, 06/08/26	170,000	171,028
2.65%, 06/10/26	120,000	117,916
1.05%, 06/17/26	125,000	120,426
5.15%, 09/08/26	140,000	141,929
2.25%, 09/14/26	65,000	63,207
1.30%, 10/13/26	125,000	119,723
4.50%, 01/08/27	195,000	196,225
1.70%, 01/11/27	165,000	157,978
4.85%, 03/05/27	100,000	101,331
2.35%, 03/08/27	135,000	130,356

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 03/09/27	100,000	95,556
4.90%, 06/11/27	145,000	147,062
4.20%, 07/15/27	100,000	100,073
2.80%, 09/08/27	120,000	116,159
4.15%, 09/15/27	170,000	169,777
4.75%, 01/20/28	215,000	218,152
4.90%, 03/03/28	100,000	102,025
1.50%, 03/06/28	100,000	92,612
4.95%, 07/14/28	280,000	285,715
4.50%, 01/16/29	175,000	175,861
3.45%, 03/07/29	135,000	130,515
3.35%, 04/18/29	125,000	120,543
4.85%, 06/11/29	150,000	152,509
2.80%, 07/18/29	125,000	117,314
4.85%, 10/11/29	75,000	76,545
2.45%, 01/09/30	100,000	91,761
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	110,000	113,400
Kennametal, Inc.
4.63%, 06/15/28 (a)	75,000	74,903
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	170,000	168,042
5.40%, 01/15/27	200,000	202,952
4.40%, 06/15/28 (a)	335,000	332,586
5.05%, 06/01/29 (a)	125,000	126,570
2.90%, 12/15/29 (a)	50,000	46,108
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	95,000	91,180
4.40%, 03/15/29 (a)	75,000	71,172
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	46,771
5.50%, 09/15/28 (a)	75,000	76,970
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	153,517
4.45%, 05/15/28 (a)	110,000	110,586
4.50%, 02/15/29 (a)	100,000	100,374
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	75,000	73,364
3.50%, 12/15/27 (a)	100,000	97,370
2.50%, 03/15/30 (a)	75,000	67,597
Masco Corp.
3.50%, 11/15/27 (a)	50,000	48,739
1.50%, 02/15/28 (a)	165,000	151,416
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	130,000	134,742
Nordson Corp.
5.60%, 09/15/28 (a)	100,000	103,086
4.50%, 12/15/29 (a)	100,000	98,461
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	160,000	156,763
3.25%, 01/15/28 (a)	305,000	295,453
4.60%, 02/01/29 (a)	130,000	130,482
nVent Finance SARL
4.55%, 04/15/28 (a)	115,000	114,363
Oshkosh Corp.
4.60%, 05/15/28 (a)	95,000	94,621
3.10%, 03/01/30 (a)	75,000	69,162
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	85,000	81,473
5.25%, 08/16/28 (a)	110,000	112,423
2.57%, 02/15/30 (a)	250,000	226,622
Owens Corning
3.40%, 08/15/26 (a)	75,000	73,803
5.50%, 06/15/27 (a)	70,000	71,366
3.95%, 08/15/29 (a)	85,000	82,335
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	98,211
4.25%, 09/15/27 (a)	195,000	194,618
3.25%, 06/14/29 (a)	200,000	190,462
4.50%, 09/15/29 (a)	250,000	250,425
Pentair Finance SARL
4.50%, 07/01/29 (a)	140,000	138,051
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	245,000	251,338
6.30%, 02/15/30 (a)	145,000	150,858
Republic Services, Inc.
2.90%, 07/01/26 (a)	10,000	9,840
3.38%, 11/15/27 (a)	150,000	146,403
3.95%, 05/15/28 (a)	125,000	123,314
4.88%, 04/01/29 (a)	130,000	131,687
5.00%, 11/15/29 (a)	150,000	152,392
2.30%, 03/01/30 (a)	100,000	90,072
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	150,000	145,281
RTX Corp.
2.65%, 11/01/26 (a)	105,000	102,295
5.75%, 11/08/26 (a)	240,000	244,411
3.50%, 03/15/27 (a)	230,000	226,012
3.13%, 05/04/27 (a)	235,000	228,718
7.20%, 08/15/27	25,000	26,593
4.13%, 11/16/28 (a)	535,000	527,933
5.75%, 01/15/29 (a)	140,000	145,789
7.50%, 09/15/29	100,000	111,547
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	48,975
Sonoco Products Co.
4.45%, 09/01/26	80,000	79,794
2.25%, 02/01/27 (a)	55,000	52,691
4.60%, 09/01/29 (a)	125,000	123,351
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	50,000	52,137
4.25%, 11/15/28 (a)	75,000	74,334
2.30%, 03/15/30 (a)	125,000	110,721
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	75,000	72,844
2.25%, 04/01/28 (a)	100,000	93,738
Textron, Inc.
3.65%, 03/15/27 (a)	170,000	166,841
3.38%, 03/01/28 (a)	70,000	67,509
Timken Co.
4.50%, 12/15/28 (a)	55,000	54,599
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	125,000	121,761
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	97,917
Veralto Corp.
5.50%, 09/18/26 (a)	110,000	111,385
5.35%, 09/18/28 (a)	105,000	107,587
Vontier Corp.
1.80%, 04/01/26 (a)	81,000	78,556
2.40%, 04/01/28 (a)	100,000	92,770
Vulcan Materials Co.
3.90%, 04/01/27 (a)	60,000	59,311
4.95%, 12/01/29 (a)	115,000	116,013
Waste Connections, Inc.
4.25%, 12/01/28 (a)	95,000	94,224
3.50%, 05/01/29 (a)	125,000	120,388
2.60%, 02/01/30 (a)	100,000	91,230

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Management, Inc.
4.95%, 07/03/27 (a)	125,000	126,931
3.15%, 11/15/27 (a)	130,000	126,490
1.15%, 03/15/28 (a)	135,000	123,466
4.50%, 03/15/28 (a)	175,000	175,987
3.88%, 01/15/29 (a)(c)	150,000	146,495
4.88%, 02/15/29 (a)	100,000	101,754
2.00%, 06/01/29 (a)	125,000	113,431
4.63%, 02/15/30 (a)	100,000	100,604
4.65%, 03/15/30 (a)	125,000	125,618
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	125,000	122,888
4.70%, 09/15/28 (a)(g)	230,000	230,476
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	98,217
1.95%, 01/30/28 (a)	145,000	135,385
		28,152,389
Communications 5.0%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	192,010
American Tower Corp.
1.60%, 04/15/26 (a)	160,000	155,221
1.45%, 09/15/26 (a)	130,000	124,359
3.38%, 10/15/26 (a)	175,000	171,976
2.75%, 01/15/27 (a)	150,000	145,337
3.13%, 01/15/27 (a)	85,000	82,847
3.65%, 03/15/27 (a)	45,000	44,271
3.55%, 07/15/27 (a)	140,000	136,935
3.60%, 01/15/28 (a)	165,000	160,738
1.50%, 01/31/28 (a)	160,000	146,893
5.50%, 03/15/28 (a)	100,000	102,369
5.25%, 07/15/28 (a)	130,000	132,356
5.80%, 11/15/28 (a)	140,000	145,218
5.20%, 02/15/29 (a)	130,000	132,103
3.95%, 03/15/29 (a)	55,000	53,455
3.80%, 08/15/29 (a)	275,000	264,069
2.90%, 01/15/30 (a)	200,000	184,006
5.00%, 01/31/30 (a)	125,000	126,090
4.90%, 03/15/30 (a)	125,000	125,646
AppLovin Corp.
5.13%, 12/01/29 (a)	200,000	200,756
AT&T, Inc.
2.95%, 07/15/26 (a)	100,000	98,104
3.80%, 02/15/27 (a)	160,000	158,040
4.25%, 03/01/27 (a)	310,000	308,701
2.30%, 06/01/27 (a)	445,000	425,375
1.65%, 02/01/28 (a)	435,000	402,462
4.10%, 02/15/28 (a)	280,000	277,091
4.35%, 03/01/29 (a)	515,000	510,396
4.30%, 02/15/30 (a)	600,000	590,178
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	203,038
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	170,000	173,419
3.75%, 02/15/28 (a)	180,000	174,445
4.20%, 03/15/28 (a)	240,000	235,478
2.25%, 01/15/29 (a)	275,000	247,648
5.05%, 03/30/29 (a)	250,000	248,712
6.10%, 06/01/29 (a)	300,000	310,044
Comcast Corp.
2.35%, 01/15/27 (a)	220,000	212,641
3.30%, 02/01/27 (a)	275,000	270,300
3.30%, 04/01/27 (a)	150,000	147,149
5.35%, 11/15/27 (a)	210,000	215,460
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 02/15/28 (a)	335,000	324,210
3.55%, 05/01/28 (a)	175,000	170,627
4.15%, 10/15/28 (a)	690,000	682,562
4.55%, 01/15/29 (a)	215,000	215,957
5.10%, 06/01/29 (a)	105,000	107,407
2.65%, 02/01/30 (a)	300,000	274,767
Crown Castle, Inc.
3.70%, 06/15/26 (a)	145,000	143,288
1.05%, 07/15/26 (a)	180,000	171,639
4.00%, 03/01/27 (a)	100,000	98,715
2.90%, 03/15/27 (a)	150,000	144,956
3.65%, 09/01/27 (a)	170,000	165,660
5.00%, 01/11/28 (a)	190,000	190,802
3.80%, 02/15/28 (a)	185,000	180,094
4.80%, 09/01/28 (a)	135,000	134,798
4.30%, 02/15/29 (a)	125,000	122,193
5.60%, 06/01/29 (a)	150,000	153,327
4.90%, 09/01/29 (a)	140,000	139,430
3.10%, 11/15/29 (a)	125,000	115,154
Discovery Communications LLC
3.95%, 03/20/28 (a)	335,000	321,922
4.13%, 05/15/29 (a)	130,000	122,812
Fox Corp.
4.71%, 01/25/29 (a)	335,000	333,945
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	75,000	74,923
4.75%, 03/30/30 (a)	125,000	124,820
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	475,000	468,321
4.60%, 05/15/28 (a)	265,000	268,241
4.30%, 08/15/29 (a)	190,000	189,981
Netflix, Inc.
4.38%, 11/15/26	170,000	170,416
4.88%, 04/15/28	350,000	355,120
5.88%, 11/15/28	410,000	428,917
6.38%, 05/15/29	125,000	133,900
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	230,000	227,757
Paramount Global
2.90%, 01/15/27 (a)	115,000	111,282
3.38%, 02/15/28 (a)	120,000	115,315
3.70%, 06/01/28 (a)	70,000	67,488
4.20%, 06/01/29 (a)	135,000	129,998
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	120,000	116,836
3.20%, 03/15/27 (a)	200,000	194,682
5.00%, 02/15/29 (a)	255,000	255,352
Sprint Capital Corp.
6.88%, 11/15/28	465,000	496,611
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	115,000	113,140
4.95%, 03/28/28 (a)	140,000	141,400
5.40%, 06/12/29 (a)	100,000	102,511
TCI Communications, Inc.
7.13%, 02/15/28	65,000	69,807
Telefonica Emisiones SA
4.10%, 03/08/27	230,000	228,192
TELUS Corp.
2.80%, 02/16/27 (a)	80,000	77,401
3.70%, 09/15/27 (a)	115,000	112,740
T-Mobile USA, Inc.
2.63%, 04/15/26 (a)	305,000	299,080
3.75%, 04/15/27 (a)	620,000	611,122
5.38%, 04/15/27 (a)	225,000	224,824
4.75%, 02/01/28 (a)	295,000	295,227

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.05%, 02/15/28 (a)	255,000	238,257
4.95%, 03/15/28 (a)	195,000	197,270
4.80%, 07/15/28 (a)	170,000	171,306
4.85%, 01/15/29 (a)	225,000	226,323
2.63%, 02/15/29 (a)	220,000	204,043
2.40%, 03/15/29 (a)	85,000	78,112
3.38%, 04/15/29 (a)	400,000	380,192
4.20%, 10/01/29 (a)	150,000	147,300
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	195,000	189,031
2.95%, 06/15/27	210,000	204,340
Verizon Communications, Inc.
2.63%, 08/15/26	160,000	157,174
4.13%, 03/16/27	475,000	472,886
3.00%, 03/22/27 (a)	120,000	116,837
2.10%, 03/22/28 (a)	445,000	416,133
4.33%, 09/21/28	660,000	656,825
3.88%, 02/08/29 (a)	195,000	190,398
4.02%, 12/03/29 (a)	705,000	686,155
3.15%, 03/22/30 (a)	350,000	326,501
Vodafone Group PLC
4.38%, 05/30/28 (f)	100,000	100,759
7.88%, 02/15/30	100,000	114,407
Walt Disney Co.
3.38%, 11/15/26 (a)	160,000	158,021
3.70%, 03/23/27	100,000	99,210
2.20%, 01/13/28	190,000	180,209
2.00%, 09/01/29 (a)	325,000	293,751
3.80%, 03/22/30	200,000	193,872
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	705,000	687,735
4.05%, 03/15/29 (a)	280,000	263,810
		25,705,862
Consumer Cyclical 8.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	470,000	458,104
Amazon.com, Inc.
1.00%, 05/12/26 (a)	540,000	522,158
3.30%, 04/13/27 (a)	360,000	354,085
1.20%, 06/03/27 (a)	235,000	220,970
3.15%, 08/22/27 (a)	635,000	621,062
4.55%, 12/01/27 (a)	350,000	353,808
1.65%, 05/12/28 (a)	385,000	357,203
3.45%, 04/13/29 (a)	335,000	326,782
4.65%, 12/01/29 (a)	305,000	311,048
American Honda Finance Corp.
5.25%, 07/07/26	255,000	257,341
1.30%, 09/09/26	215,000	205,708
2.30%, 09/09/26	170,000	164,922
2.35%, 01/08/27	115,000	110,907
4.90%, 03/12/27	130,000	131,054
4.70%, 01/12/28	130,000	130,780
3.50%, 02/15/28	100,000	97,302
2.00%, 03/24/28	160,000	148,891
5.13%, 07/07/28	140,000	142,379
5.65%, 11/15/28	230,000	237,900
2.25%, 01/12/29	150,000	137,478
4.90%, 03/13/29	145,000	146,138
4.40%, 09/05/29	180,000	177,743
4.80%, 03/05/30	150,000	149,784
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29 (a)	200,000	197,170
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	48,771
1.95%, 08/01/28 (a)	75,000	68,279
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AutoZone, Inc.
3.13%, 04/21/26 (a)	105,000	103,556
5.05%, 07/15/26	100,000	100,777
3.75%, 06/01/27 (a)	125,000	123,190
4.50%, 02/01/28 (a)	60,000	60,011
6.25%, 11/01/28 (a)	30,000	31,589
3.75%, 04/18/29 (a)	110,000	106,382
5.10%, 07/15/29 (a)	115,000	116,911
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	74,839
Block Financial LLC
2.50%, 07/15/28 (a)	75,000	69,527
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	200,000	198,262
3.55%, 03/15/28 (a)	145,000	142,196
BorgWarner, Inc.
2.65%, 07/01/27 (a)	190,000	182,132
4.95%, 08/15/29 (a)	125,000	125,220
CBRE Services, Inc.
5.50%, 04/01/29 (a)	75,000	76,934
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	80,000	75,410
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	210,000	205,810
1.38%, 06/20/27 (a)	245,000	231,042
Cummins, Inc.
4.90%, 02/20/29 (a)	90,000	91,594
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	75,000	73,885
4.35%, 10/15/27 (a)	50,000	49,632
4.55%, 10/15/29 (a)	110,000	108,761
Dollar General Corp.
3.88%, 04/15/27 (a)	100,000	98,678
4.63%, 11/01/27 (a)	70,000	70,157
4.13%, 05/01/28 (a)	100,000	98,466
5.20%, 07/05/28 (a)	115,000	116,743
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	235,000	230,728
DR Horton, Inc.
1.30%, 10/15/26 (a)	130,000	123,921
1.40%, 10/15/27 (a)	135,000	125,041
eBay, Inc.
1.40%, 05/10/26 (a)	145,000	140,211
3.60%, 06/05/27 (a)	180,000	176,760
5.95%, 11/22/27 (a)	75,000	77,781
2.70%, 03/11/30 (a)	150,000	136,736
Expedia Group, Inc.
4.63%, 08/01/27 (a)	190,000	189,926
3.80%, 02/15/28 (a)	145,000	141,506
3.25%, 02/15/30 (a)	250,000	233,190
Ford Motor Co.
4.35%, 12/08/26 (a)	360,000	354,550
6.63%, 10/01/28 (f)	95,000	99,252
Ford Motor Credit Co. LLC
6.95%, 06/10/26 (a)	200,000	203,082
4.54%, 08/01/26 (a)	200,000	197,482
2.70%, 08/10/26 (a)	290,000	279,609
4.27%, 01/09/27 (a)	200,000	195,784
5.80%, 03/05/27 (a)	295,000	296,434
5.85%, 05/17/27 (a)	260,000	261,456
4.95%, 05/28/27 (a)	265,000	261,444
4.13%, 08/17/27 (a)	260,000	251,228
7.35%, 11/04/27 (a)	275,000	285,065
2.90%, 02/16/28 (a)	210,000	194,449
6.80%, 05/12/28 (a)	320,000	328,774

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.80%, 11/07/28 (a)	200,000	205,794
2.90%, 02/10/29 (a)	205,000	183,524
5.80%, 03/08/29 (a)	310,000	307,185
5.11%, 05/03/29 (a)	275,000	265,235
5.30%, 09/06/29 (a)	245,000	237,537
5.88%, 11/07/29 (a)	250,000	247,437
7.35%, 03/06/30 (a)	300,000	314,268
General Motors Co.
4.20%, 10/01/27 (a)	100,000	98,400
6.80%, 10/01/27 (a)	210,000	218,652
5.00%, 10/01/28 (a)	125,000	124,879
5.40%, 10/15/29 (a)	175,000	176,024
General Motors Financial Co., Inc.
5.40%, 04/06/26	390,000	391,529
1.50%, 06/10/26 (a)	275,000	264,484
4.00%, 10/06/26 (a)	180,000	177,773
4.35%, 01/17/27 (a)	250,000	247,720
2.35%, 02/26/27 (a)	205,000	195,654
5.00%, 04/09/27 (a)	255,000	255,426
5.40%, 05/08/27	175,000	176,771
5.35%, 07/15/27	170,000	171,588
2.70%, 08/20/27 (a)	125,000	118,940
3.85%, 01/05/28 (a)	95,000	92,094
6.00%, 01/09/28 (a)	190,000	194,839
5.05%, 04/04/28	225,000	225,297
2.40%, 04/10/28 (a)	180,000	166,720
5.80%, 06/23/28 (a)	240,000	245,095
2.40%, 10/15/28 (a)	210,000	192,079
5.80%, 01/07/29 (a)	270,000	275,305
5.65%, 01/17/29 (a)	95,000	96,530
4.30%, 04/06/29 (a)	285,000	274,917
5.55%, 07/15/29 (a)	260,000	262,366
4.90%, 10/06/29 (a)	175,000	172,189
5.35%, 01/07/30 (a)	225,000	224,692
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	79,235
4.95%, 08/15/29 (a)	175,000	175,880
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	200,000	200,752
5.75%, 06/01/28 (a)	100,000	101,802
5.30%, 01/15/29 (a)	150,000	150,426
4.00%, 01/15/30 (a)	125,000	118,304
Home Depot, Inc.
3.00%, 04/01/26 (a)	235,000	232,293
5.15%, 06/25/26	315,000	318,519
2.13%, 09/15/26 (a)	185,000	179,692
4.95%, 09/30/26 (a)	150,000	151,601
2.50%, 04/15/27 (a)	135,000	130,560
2.88%, 04/15/27 (a)	150,000	146,159
4.88%, 06/25/27 (a)	195,000	197,759
2.80%, 09/14/27 (a)	180,000	174,022
0.90%, 03/15/28 (a)	50,000	45,474
1.50%, 09/15/28 (a)	225,000	205,330
3.90%, 12/06/28 (a)	175,000	172,616
4.90%, 04/15/29 (a)	150,000	152,982
2.95%, 06/15/29 (a)	350,000	330,253
4.75%, 06/25/29 (a)	225,000	227,754
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	150,000	144,716
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	100,000	101,764
4.38%, 09/15/28 (a)	110,000	108,368
5.25%, 06/30/29 (a)	100,000	101,029
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	189,288
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	85,000	90,267
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	180,000	176,605
5.90%, 06/01/27 (a)	160,000	162,618
3.90%, 08/08/29 (a)	155,000	145,852
6.00%, 08/15/29 (a)	100,000	102,263
Lear Corp.
3.80%, 09/15/27 (a)	100,000	97,852
4.25%, 05/15/29 (a)	50,000	48,607
Lennar Corp.
5.25%, 06/01/26 (a)	75,000	75,272
5.00%, 06/15/27 (a)	65,000	65,404
4.75%, 11/29/27 (a)	130,000	130,290
LKQ Corp.
5.75%, 06/15/28 (a)	140,000	143,220
Lowe's Cos., Inc.
4.80%, 04/01/26 (a)	225,000	225,587
2.50%, 04/15/26 (a)	225,000	220,725
3.35%, 04/01/27 (a)	180,000	176,314
3.10%, 05/03/27 (a)	265,000	257,824
1.30%, 04/15/28 (a)	185,000	168,439
1.70%, 09/15/28 (a)	230,000	209,525
3.65%, 04/05/29 (a)	280,000	270,351
Magna International, Inc.
5.05%, 03/14/29 (a)	110,000	110,964
Marriott International, Inc.
3.13%, 06/15/26 (a)	100,000	98,329
5.45%, 09/15/26 (a)	80,000	80,943
5.00%, 10/15/27 (a)	185,000	187,375
4.00%, 04/15/28 (a)	95,000	93,414
5.55%, 10/15/28 (a)	110,000	113,215
4.65%, 12/01/28 (a)	70,000	70,120
4.90%, 04/15/29 (a)	150,000	150,920
4.88%, 05/15/29 (a)	130,000	130,711
4.80%, 03/15/30 (a)	100,000	99,822
McDonald's Corp.
3.50%, 03/01/27 (a)	145,000	142,728
3.50%, 07/01/27 (a)	185,000	181,642
3.80%, 04/01/28 (a)	200,000	196,854
4.80%, 08/14/28 (a)	110,000	111,324
5.00%, 05/17/29 (a)	95,000	96,838
2.63%, 09/01/29 (a)	175,000	162,500
2.13%, 03/01/30 (a)	125,000	111,519
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	45,000	42,850
Meritage Homes Corp.
5.13%, 06/06/27 (a)	80,000	80,601
NIKE, Inc.
2.38%, 11/01/26 (a)	195,000	189,797
2.75%, 03/27/27 (a)	175,000	170,292
2.85%, 03/27/30 (a)	250,000	231,420
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	150,000	152,803
3.60%, 09/01/27 (a)	100,000	97,989
4.35%, 06/01/28 (a)	100,000	99,672
3.90%, 06/01/29 (a)	100,000	97,190
PACCAR Financial Corp.
1.10%, 05/11/26	135,000	130,392
5.20%, 11/09/26	145,000	147,400
4.50%, 11/25/26	40,000	40,240
2.00%, 02/04/27	95,000	91,262
5.00%, 05/13/27	100,000	101,584
4.45%, 08/06/27	200,000	201,310
4.60%, 01/10/28	50,000	50,520
4.95%, 08/10/28	65,000	66,238
4.60%, 01/31/29	100,000	100,683
4.00%, 09/26/29	150,000	147,599

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PulteGroup, Inc.
5.00%, 01/15/27 (a)	95,000	95,609
Ross Stores, Inc.
0.88%, 04/15/26 (a)	115,000	110,791
Sands China Ltd.
2.30%, 03/08/27 (a)(d)	200,000	189,460
5.40%, 08/08/28 (a)(d)	255,000	255,133
2.85%, 03/08/29 (a)(d)	200,000	180,994
Starbucks Corp.
2.45%, 06/15/26 (a)	65,000	63,527
4.85%, 02/08/27 (a)	150,000	151,217
2.00%, 03/12/27 (a)	75,000	71,627
3.50%, 03/01/28 (a)	165,000	160,964
4.00%, 11/15/28 (a)	180,000	177,253
3.55%, 08/15/29 (a)	205,000	196,925
2.25%, 03/12/30 (a)	125,000	111,610
Tapestry, Inc.
4.13%, 07/15/27 (a)	80,000	79,037
5.10%, 03/11/30 (a)	125,000	125,083
Target Corp.
2.50%, 04/15/26	205,000	201,320
1.95%, 01/15/27 (a)	130,000	125,174
3.38%, 04/15/29 (a)	260,000	250,806
2.35%, 02/15/30 (a)	125,000	113,303
TJX Cos., Inc.
2.25%, 09/15/26 (a)	240,000	233,455
1.15%, 05/15/28 (a)	75,000	68,142
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	85,000	85,068
4.35%, 02/15/28 (a)	110,000	108,569
3.80%, 11/01/29 (a)	75,000	71,477
Toyota Motor Corp.
5.28%, 07/13/26 (a)	120,000	121,399
5.12%, 07/13/28 (a)	150,000	153,549
3.67%, 07/20/28	100,000	98,654
2.76%, 07/02/29	100,000	93,691
Toyota Motor Credit Corp.
5.20%, 05/15/26	160,000	161,510
4.45%, 05/18/26	325,000	325,396
1.13%, 06/18/26	240,000	231,142
5.00%, 08/14/26	170,000	171,499
5.40%, 11/20/26	180,000	183,128
4.60%, 01/08/27	55,000	55,310
3.20%, 01/11/27	60,000	58,885
1.90%, 01/13/27	155,000	148,718
5.00%, 03/19/27	80,000	81,052
3.05%, 03/22/27	280,000	273,392
1.15%, 08/13/27	225,000	209,245
4.55%, 09/20/27	160,000	160,864
4.35%, 10/08/27	100,000	100,035
5.45%, 11/10/27	100,000	102,860
3.05%, 01/11/28	235,000	227,097
4.63%, 01/12/28	240,000	241,625
1.90%, 04/06/28	150,000	139,476
5.25%, 09/11/28	120,000	123,215
4.65%, 01/05/29	215,000	216,116
3.65%, 01/08/29	100,000	97,059
5.05%, 05/16/29	150,000	152,763
4.45%, 06/29/29	155,000	154,673
4.55%, 08/09/29	225,000	224,966
4.95%, 01/09/30	100,000	101,529
2.15%, 02/13/30	125,000	111,635
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	250,000	245,897
UL Solutions, Inc.
6.50%, 10/20/28 (a)(c)	90,000	94,713
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VICI Properties LP
4.75%, 02/15/28 (a)	235,000	235,357
4.95%, 02/15/30 (a)	175,000	173,670
Walmart, Inc.
4.00%, 04/15/26 (a)	180,000	179,750
3.05%, 07/08/26 (a)	145,000	143,218
1.05%, 09/17/26 (a)	275,000	263,436
3.95%, 09/09/27 (a)	240,000	239,381
3.90%, 04/15/28 (a)	180,000	179,284
3.70%, 06/26/28 (a)	265,000	262,233
1.50%, 09/22/28 (a)	220,000	201,652
3.25%, 07/08/29 (a)	125,000	120,676
2.38%, 09/24/29 (a)	75,000	69,517
7.55%, 02/15/30	100,000	114,840
		41,948,127
Consumer Non-Cyclical 12.2%
Abbott Laboratories
3.75%, 11/30/26 (a)	365,000	363,047
1.15%, 01/30/28 (a)	115,000	106,390
AbbVie, Inc.
3.20%, 05/14/26 (a)	460,000	454,287
2.95%, 11/21/26 (a)	655,000	641,350
4.80%, 03/15/27 (a)	380,000	383,937
4.65%, 03/15/28 (a)	250,000	252,092
4.25%, 11/14/28 (a)	320,000	319,270
4.80%, 03/15/29 (a)	535,000	541,955
3.20%, 11/21/29 (a)	985,000	930,766
4.88%, 03/15/30 (a)	200,000	202,950
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	105,000	102,870
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	105,000	102,808
4.20%, 09/09/27 (a)	75,000	74,584
2.75%, 09/15/29 (a)	100,000	92,198
Ahold Finance USA LLC
6.88%, 05/01/29	125,000	135,651
Altria Group, Inc.
2.63%, 09/16/26 (a)	100,000	97,316
6.20%, 11/01/28 (a)	160,000	168,046
4.80%, 02/14/29 (a)	355,000	355,760
Amgen, Inc.
2.60%, 08/19/26 (a)	320,000	312,384
2.20%, 02/21/27 (a)	340,000	326,638
3.20%, 11/02/27 (a)	185,000	179,659
5.15%, 03/02/28 (a)	610,000	621,078
1.65%, 08/15/28 (a)	265,000	242,154
3.00%, 02/22/29 (a)	165,000	156,336
4.05%, 08/18/29 (a)	250,000	244,542
2.45%, 02/21/30 (a)	225,000	203,211
5.25%, 03/02/30 (a)	550,000	562,738
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	340,000	337,923
4.75%, 01/23/29 (a)	820,000	828,618
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	170,861
3.25%, 03/27/30 (a)	175,000	164,617
Ascension Health
2.53%, 11/15/29 (a)	210,000	192,872
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	200,000	193,274
4.80%, 02/26/27 (a)	200,000	202,174
4.88%, 03/03/28 (a)	240,000	244,001
1.75%, 05/28/28 (a)	200,000	185,064
4.85%, 02/26/29 (a)	205,000	208,077
4.90%, 03/03/30 (a)	125,000	127,530

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AstraZeneca PLC
0.70%, 04/08/26 (a)	300,000	289,647
3.13%, 06/12/27 (a)	155,000	151,609
4.00%, 01/17/29 (a)	225,000	222,455
BAT Capital Corp.
3.22%, 09/06/26 (a)	215,000	210,924
4.70%, 04/02/27 (a)	160,000	160,251
3.56%, 08/15/27 (a)	430,000	419,714
2.26%, 03/25/28 (a)	325,000	303,784
3.46%, 09/06/29 (a)	90,000	85,189
BAT International Finance PLC
4.45%, 03/16/28 (a)	190,000	189,109
5.93%, 02/02/29 (a)	190,000	197,997
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	73,031
1.92%, 02/01/27 (a)	310,000	295,752
2.27%, 12/01/28 (a)	200,000	183,888
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	325,000	319,494
4.69%, 02/13/28 (a)	125,000	125,568
4.87%, 02/08/29 (a)	100,000	100,763
5.08%, 06/07/29 (a)	165,000	167,539
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	110,000	107,341
Boston Scientific Corp.
4.00%, 03/01/28 (a)	50,000	49,423
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)	365,000	360,740
4.90%, 02/22/27 (a)	150,000	151,934
3.25%, 02/27/27	200,000	196,938
1.13%, 11/13/27 (a)	220,000	203,625
3.45%, 11/15/27 (a)	115,000	112,793
3.90%, 02/20/28 (a)	260,000	257,644
4.90%, 02/22/29 (a)	340,000	345,913
3.40%, 07/26/29 (a)	355,000	340,800
Brunswick Corp.
5.85%, 03/18/29 (a)	70,000	71,692
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	195,000	191,749
3.75%, 09/25/27 (a)	140,000	137,658
4.10%, 01/07/28 (a)	85,000	84,085
4.20%, 09/17/29 (a)	150,000	147,561
Campbell's Co.
5.20%, 03/19/27	95,000	96,294
4.15%, 03/15/28 (a)	220,000	217,747
5.20%, 03/21/29 (a)	85,000	86,372
Cardinal Health, Inc.
4.70%, 11/15/26	160,000	160,678
3.41%, 06/15/27 (a)	180,000	176,092
5.13%, 02/15/29 (a)	125,000	127,023
5.00%, 11/15/29 (a)	150,000	151,305
Cencora, Inc.
3.45%, 12/15/27 (a)	155,000	150,950
4.63%, 12/15/27 (a)	100,000	100,339
4.85%, 12/15/29 (a)	140,000	140,868
CHRISTUS Health
4.34%, 07/01/28 (a)	95,000	94,213
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	90,000	87,806
Cigna Group
3.40%, 03/01/27 (a)	250,000	245,270
3.05%, 10/15/27 (a)	115,000	111,337
4.38%, 10/15/28 (a)	670,000	665,129
5.00%, 05/15/29 (a)	200,000	202,734
2.40%, 03/15/30 (a)	250,000	224,562
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clorox Co.
3.10%, 10/01/27 (a)	95,000	92,163
3.90%, 05/15/28 (a)	115,000	113,390
4.40%, 05/01/29 (a)	75,000	74,735
Coca-Cola Co.
3.38%, 03/25/27	175,000	172,672
2.90%, 05/25/27	95,000	92,789
1.45%, 06/01/27	330,000	312,239
1.50%, 03/05/28	200,000	186,044
1.00%, 03/15/28	220,000	201,351
2.13%, 09/06/29	175,000	160,265
3.45%, 03/25/30	200,000	192,162
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	102,231
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	210,000	193,120
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	75,000	73,441
4.60%, 03/01/28 (a)	140,000	142,514
CommonSpirit Health
6.07%, 11/01/27 (a)	120,000	124,097
3.35%, 10/01/29 (a)	170,000	160,148
Conagra Brands, Inc.
5.30%, 10/01/26	50,000	50,520
1.38%, 11/01/27 (a)	135,000	124,209
7.00%, 10/01/28	130,000	139,170
4.85%, 11/01/28 (a)	280,000	280,750
Conopco, Inc.
7.25%, 12/15/26	105,000	110,070
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	125,000	123,253
3.50%, 05/09/27 (a)	95,000	92,982
4.35%, 05/09/27 (a)	110,000	109,560
3.60%, 02/15/28 (a)	145,000	141,005
4.65%, 11/15/28 (a)	150,000	149,849
4.80%, 01/15/29 (a)	75,000	75,246
3.15%, 08/01/29 (a)	125,000	116,718
CVS Health Corp.
2.88%, 06/01/26 (a)	350,000	343,010
3.00%, 08/15/26 (a)	135,000	132,000
3.63%, 04/01/27 (a)	140,000	137,339
6.25%, 06/01/27	80,000	82,666
1.30%, 08/21/27 (a)	460,000	424,971
4.30%, 03/25/28 (a)	845,000	834,716
5.00%, 01/30/29 (a)	185,000	186,064
5.40%, 06/01/29 (a)	190,000	193,707
3.25%, 08/15/29 (a)	355,000	331,687
5.13%, 02/21/30 (a)	275,000	276,812
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	155,000	142,966
Diageo Capital PLC
5.38%, 10/05/26 (a)	225,000	228,184
5.30%, 10/24/27 (a)	200,000	204,488
2.38%, 10/24/29 (a)	200,000	182,892
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	98,836
Eli Lilly & Co.
4.50%, 02/09/27 (a)	150,000	150,995
5.50%, 03/15/27	75,000	76,963
3.10%, 05/15/27 (a)	75,000	73,384
4.15%, 08/14/27 (a)	160,000	160,104
4.55%, 02/12/28 (a)	100,000	100,989
4.50%, 02/09/29 (a)	200,000	201,688
3.38%, 03/15/29 (a)	230,000	222,663
4.20%, 08/14/29 (a)	180,000	179,010
4.75%, 02/12/30 (a)	250,000	253,812

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	110,000	107,510
4.38%, 05/15/28 (a)	125,000	124,844
2.38%, 12/01/29 (a)	100,000	90,541
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	73,673
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	305,000	313,220
4.80%, 08/14/29 (a)	200,000	200,840
5.86%, 03/15/30 (a)	250,000	261,202
General Mills, Inc.
4.70%, 01/30/27 (a)	105,000	105,394
3.20%, 02/10/27 (a)	125,000	122,258
4.20%, 04/17/28 (a)	220,000	217,923
5.50%, 10/17/28 (a)	90,000	92,752
4.88%, 01/30/30 (a)	175,000	175,829
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	250,000	243,595
1.20%, 10/01/27 (a)	155,000	143,659
4.80%, 11/15/29 (a)	125,000	126,258
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	192,478
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	320,000	315,962
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	260,000	254,927
3.38%, 03/24/29 (a)	250,000	239,055
Hasbro, Inc.
3.55%, 11/19/26 (a)	125,000	122,729
3.50%, 09/15/27 (a)	140,000	136,086
3.90%, 11/19/29 (a)	185,000	175,961
HCA, Inc.
5.25%, 06/15/26 (a)	380,000	381,155
5.38%, 09/01/26 (a)	185,000	186,045
4.50%, 02/15/27 (a)	220,000	219,322
3.13%, 03/15/27 (a)	150,000	145,821
5.00%, 03/01/28 (a)	100,000	100,833
5.20%, 06/01/28 (a)	155,000	156,933
5.63%, 09/01/28 (a)	295,000	301,814
5.88%, 02/01/29 (a)	155,000	159,817
3.38%, 03/15/29 (a)	100,000	94,606
4.13%, 06/15/29 (a)	385,000	373,954
5.25%, 03/01/30 (a)	150,000	151,803
Hershey Co.
2.30%, 08/15/26 (a)	105,000	102,413
4.55%, 02/24/28 (a)	60,000	60,555
4.25%, 05/04/28 (a)	80,000	80,162
2.45%, 11/15/29 (a)	75,000	68,966
4.75%, 02/24/30 (a)	100,000	101,225
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	100,998
1.70%, 06/03/28 (a)	140,000	129,214
Icon Investments Six DAC
5.85%, 05/08/29 (a)	200,000	206,504
Illumina, Inc.
4.65%, 09/09/26	120,000	119,978
5.75%, 12/13/27 (a)	130,000	132,995
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	98,100
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	204,076
6.25%, 02/01/29 (a)	165,000	172,214
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
J.M. Smucker Co.
3.38%, 12/15/27 (a)	60,000	58,493
5.90%, 11/15/28 (a)	135,000	141,236
2.38%, 03/15/30 (a)	75,000	67,397
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27 (a)	150,000	144,399
5.13%, 02/01/28 (a)	145,000	146,589
3.00%, 02/02/29 (a)	145,000	135,781
5.50%, 01/15/30 (a)	250,000	254,382
Johnson & Johnson
4.50%, 03/01/27	150,000	151,302
2.95%, 03/03/27 (a)	185,000	181,428
0.95%, 09/01/27 (a)	275,000	255,733
2.90%, 01/15/28 (a)	290,000	281,030
4.55%, 03/01/28 (a)	150,000	151,692
4.80%, 06/01/29 (a)	295,000	301,145
6.95%, 09/01/29	30,000	33,291
4.70%, 03/01/30 (a)	125,000	127,165
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	110,000	107,495
Kellanova
3.25%, 04/01/26	160,000	158,195
3.40%, 11/15/27 (a)	150,000	146,270
4.30%, 05/15/28 (a)	95,000	94,650
Kenvue, Inc.
5.05%, 03/22/28 (a)	190,000	194,151
5.00%, 03/22/30 (a)	175,000	178,656
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	65,000	63,327
5.10%, 03/15/27 (a)	125,000	126,433
3.43%, 06/15/27 (a)	160,000	156,466
4.60%, 05/25/28 (a)	190,000	190,247
5.05%, 03/15/29 (a)	160,000	162,173
3.95%, 04/15/29 (a)	200,000	194,740
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	140,000	129,823
3.95%, 11/01/28 (a)	65,000	64,355
3.20%, 04/25/29 (a)	120,000	115,204
3.10%, 03/26/30 (a)	150,000	140,778
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	370,000	363,440
3.88%, 05/15/27 (a)	200,000	197,486
4.63%, 01/30/29 (a)	75,000	75,172
Kroger Co.
2.65%, 10/15/26 (a)	145,000	141,013
3.70%, 08/01/27 (a)	140,000	137,673
4.50%, 01/15/29 (a)	115,000	114,706
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	125,000	120,776
3.60%, 09/01/27 (a)	135,000	132,231
2.95%, 12/01/29 (a)	100,000	92,568
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	140,000	136,909
McKesson Corp.
1.30%, 08/15/26 (a)	125,000	120,034
3.95%, 02/16/28 (a)	85,000	83,938
4.90%, 07/15/28 (a)	75,000	76,250
4.25%, 09/15/29 (a)	75,000	74,329
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	175,000	174,988
Merck & Co., Inc.
1.70%, 06/10/27 (a)	260,000	246,847
4.05%, 05/17/28 (a)	125,000	124,645
1.90%, 12/10/28 (a)	190,000	174,751
3.40%, 03/07/29 (a)	355,000	343,022

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	52,754
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	325,000	319,052
Mondelez International, Inc.
2.63%, 03/17/27 (a)	110,000	106,272
4.13%, 05/07/28 (a)	80,000	79,352
4.75%, 02/20/29 (a)	130,000	131,574
Mylan, Inc.
4.55%, 04/15/28 (a)	180,000	176,247
Novartis Capital Corp.
2.00%, 02/14/27 (a)	290,000	279,421
3.10%, 05/17/27 (a)	175,000	171,428
3.80%, 09/18/29 (a)	150,000	146,900
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	140,000	141,289
4.55%, 02/16/29 (a)	75,000	75,494
PepsiCo, Inc.
2.38%, 10/06/26 (a)	205,000	199,734
5.13%, 11/10/26 (a)	135,000	136,898
4.40%, 02/07/27	100,000	100,585
2.63%, 03/19/27 (a)	110,000	107,039
3.00%, 10/15/27 (a)	225,000	218,763
4.45%, 02/07/28 (a)	150,000	150,980
3.60%, 02/18/28 (a)	135,000	133,115
4.45%, 05/15/28 (a)	105,000	105,812
7.00%, 03/01/29	125,000	137,434
4.50%, 07/17/29 (a)	185,000	186,868
2.63%, 07/29/29 (a)	170,000	158,853
4.60%, 02/07/30 (a)	200,000	201,800
2.75%, 03/19/30 (a)	250,000	231,185
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	640,000	641,043
4.45%, 05/19/28 (a)	690,000	691,366
Pfizer, Inc.
2.75%, 06/03/26	235,000	231,141
3.00%, 12/15/26	310,000	303,800
3.60%, 09/15/28 (a)	195,000	191,469
3.45%, 03/15/29 (a)	345,000	334,129
Pharmacia LLC
6.60%, 12/01/28	130,000	139,461
Philip Morris International, Inc.
0.88%, 05/01/26 (a)	230,000	221,607
4.75%, 02/12/27	125,000	125,953
3.13%, 08/17/27 (a)	95,000	92,647
5.13%, 11/17/27 (a)	290,000	295,049
4.88%, 02/15/28 (a)	250,000	253,290
3.13%, 03/02/28 (a)	75,000	72,359
5.25%, 09/07/28 (a)	155,000	158,833
4.88%, 02/13/29 (a)	215,000	217,376
3.38%, 08/15/29 (a)	135,000	128,847
4.63%, 11/01/29 (a)	155,000	155,494
5.63%, 11/17/29 (a)	270,000	281,588
5.13%, 02/15/30 (a)	450,000	459,202
Polaris, Inc.
6.95%, 03/15/29 (a)	90,000	94,453
Procter & Gamble Co.
1.00%, 04/23/26	155,000	149,939
2.45%, 11/03/26	175,000	170,653
1.90%, 02/01/27	150,000	144,659
2.80%, 03/25/27	180,000	175,815
2.85%, 08/11/27	125,000	121,610
3.95%, 01/26/28	120,000	120,007
4.35%, 01/29/29	135,000	136,233
4.15%, 10/24/29	125,000	125,260
3.00%, 03/25/30	250,000	235,387
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (a)	80,000	78,010
2.53%, 10/01/29 (a)	140,000	127,596
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	140,000	138,432
4.60%, 12/15/27 (a)	75,000	75,442
4.20%, 06/30/29 (a)	130,000	128,023
4.63%, 12/15/29 (a)	100,000	99,625
Revvity, Inc.
1.90%, 09/15/28 (a)	90,000	82,158
3.30%, 09/15/29 (a)	200,000	187,364
Royalty Pharma PLC
1.75%, 09/02/27 (a)	175,000	163,382
5.15%, 09/02/29 (a)	125,000	125,936
Rush Obligated Group
3.92%, 11/15/29 (a)	50,000	48,529
Sanofi SA
3.63%, 06/19/28 (a)	160,000	157,163
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	360,000	353,477
Smith & Nephew PLC
5.15%, 03/20/27 (a)	75,000	75,726
Solventum Corp.
5.45%, 02/25/27 (a)	210,000	213,102
5.40%, 03/01/29 (a)	180,000	183,713
SSM Health Care Corp.
3.82%, 06/01/27 (a)	150,000	147,854
Stryker Corp.
4.70%, 02/10/28 (a)	100,000	100,685
3.65%, 03/07/28 (a)	130,000	127,187
4.85%, 12/08/28 (a)	95,000	96,270
4.25%, 09/11/29 (a)	275,000	271,934
4.85%, 02/10/30 (a)	150,000	151,532
Sutter Health
3.70%, 08/15/28 (a)	110,000	107,327
Sysco Corp.
3.30%, 07/15/26 (a)	240,000	236,434
3.25%, 07/15/27 (a)	100,000	97,378
5.75%, 01/17/29 (a)	120,000	124,601
2.40%, 02/15/30 (a)	100,000	89,965
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	275,000	278,701
2.05%, 03/31/30 (a)	475,000	419,534
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	170,000	171,442
5.00%, 12/05/26 (a)	185,000	186,954
4.80%, 11/21/27 (a)	135,000	136,762
1.75%, 10/15/28 (a)	120,000	109,954
5.00%, 01/31/29 (a)(f)	150,000	153,380
2.60%, 10/01/29 (a)	150,000	138,905
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	270,000	264,665
4.35%, 03/01/29 (a)	180,000	177,269
5.40%, 03/15/29 (a)	100,000	102,292
Unilever Capital Corp.
2.00%, 07/28/26	120,000	116,761
2.90%, 05/05/27 (a)	210,000	204,752
4.25%, 08/12/27 (a)	180,000	180,329
3.50%, 03/22/28 (a)	165,000	161,914
4.88%, 09/08/28 (a)	150,000	153,194
2.13%, 09/06/29 (a)	170,000	155,065
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	155,000	148,403
4.63%, 10/15/29 (a)	100,000	97,467

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	340,000	335,529
Viatris, Inc.
2.30%, 06/22/27 (a)	145,000	136,558
Whirlpool Corp.
4.75%, 02/26/29 (a)	145,000	142,929
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	95,000	97,188
5.05%, 02/19/30 (a)	150,000	151,613
Zoetis, Inc.
3.00%, 09/12/27 (a)	175,000	169,207
3.90%, 08/20/28 (a)	50,000	49,117
		63,168,247
Energy 5.2%
APA Corp.
4.25%, 01/15/30 (a)(c)	80,000	76,139
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	175,000	168,626
3.34%, 12/15/27 (a)	270,000	263,876
3.14%, 11/07/29 (a)	75,000	70,649
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	115,000	116,237
4.45%, 07/15/27 (a)	100,000	99,406
4.80%, 05/03/29 (a)	90,000	90,106
BP Capital Markets America, Inc.
3.12%, 05/04/26 (a)	190,000	187,448
3.02%, 01/16/27 (a)	215,000	210,182
3.54%, 04/06/27 (a)	105,000	103,402
3.59%, 04/14/27 (a)	100,000	98,606
5.02%, 11/17/27 (a)	150,000	152,472
3.94%, 09/21/28 (a)	200,000	196,724
4.23%, 11/06/28 (a)	345,000	342,095
4.70%, 04/10/29 (a)	220,000	221,547
4.97%, 10/17/29 (a)	180,000	183,258
4.87%, 11/25/29 (a)	150,000	152,236
BP Capital Markets PLC
3.28%, 09/19/27 (a)	285,000	278,186
3.72%, 11/28/28 (a)	150,000	146,349
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	235,000	231,273
5.00%, 12/15/29 (a)(c)	150,000	149,956
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	160,000	158,837
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	226,865
3.70%, 11/15/29 (a)	225,000	214,805
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	245,000	238,855
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	255,000	252,345
Chevron Corp.
2.95%, 05/16/26 (a)	425,000	419,135
2.00%, 05/11/27 (a)	175,000	167,407
Chevron USA, Inc.
4.41%, 02/26/27	150,000	150,996
1.02%, 08/12/27 (a)	160,000	148,998
3.85%, 01/15/28 (a)	115,000	114,399
4.48%, 02/26/28 (a)	200,000	201,440
3.25%, 10/15/29 (a)	110,000	105,095
ConocoPhillips Co.
6.95%, 04/15/29	125,000	136,276
4.70%, 01/15/30 (a)	250,000	251,565
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Continental Resources, Inc.
4.38%, 01/15/28 (a)	200,000	196,080
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	123,079
4.38%, 03/15/29 (a)	100,000	98,537
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	105,000	106,781
5.13%, 05/15/29 (a)	110,000	110,747
Devon Energy Corp.
5.25%, 10/15/27 (a)	140,000	140,466
5.88%, 06/15/28 (a)(c)	50,000	50,152
4.50%, 01/15/30 (a)	100,000	98,206
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	135,000	132,422
5.20%, 04/18/27 (a)	190,000	192,487
3.50%, 12/01/29 (a)	175,000	165,622
5.15%, 01/30/30 (a)	175,000	177,616
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	75,000	69,848
Enbridge, Inc.
1.60%, 10/04/26 (a)	145,000	138,793
5.90%, 11/15/26 (a)	170,000	173,471
4.25%, 12/01/26 (a)	215,000	213,938
3.70%, 07/15/27 (a)	100,000	98,212
6.00%, 11/15/28 (a)	150,000	156,193
5.30%, 04/05/29 (a)	205,000	208,913
3.13%, 11/15/29 (a)	150,000	139,592
7.38%, 03/15/55 (a)(b)	100,000	103,086
Energy Transfer LP
3.90%, 07/15/26 (a)	115,000	114,027
6.05%, 12/01/26 (a)	200,000	204,430
4.40%, 03/15/27 (a)	120,000	119,628
4.20%, 04/15/27 (a)	100,000	99,177
5.50%, 06/01/27 (a)	155,000	157,472
4.00%, 10/01/27 (a)	145,000	142,934
5.55%, 02/15/28 (a)	200,000	204,814
4.95%, 05/15/28 (a)	185,000	186,358
4.95%, 06/15/28 (a)	180,000	181,285
6.10%, 12/01/28 (a)	105,000	109,639
5.25%, 04/15/29 (a)	325,000	329,176
5.25%, 07/01/29 (a)	150,000	152,227
4.15%, 09/15/29 (a)	100,000	97,340
Eni USA, Inc.
7.30%, 11/15/27	100,000	106,584
Enterprise Products Operating LLC
4.60%, 01/11/27 (a)	185,000	186,012
3.95%, 02/15/27 (a)	100,000	99,463
4.15%, 10/16/28 (a)	225,000	222,761
3.13%, 07/31/29 (a)	285,000	269,992
2.80%, 01/31/30 (a)	225,000	207,911
5.25%, 08/16/77 (a)(b)	195,000	192,098
5.38%, 02/15/78 (a)(b)	100,000	98,043
EQT Corp.
3.90%, 10/01/27 (a)	260,000	255,398
5.70%, 04/01/28 (a)	75,000	77,106
5.00%, 01/15/29 (a)	45,000	45,282
7.00%, 02/01/30 (a)(g)	100,000	107,919
Expand Energy Corp.
5.38%, 02/01/29 (a)	125,000	124,674
5.38%, 03/15/30 (a)	150,000	149,163
Exxon Mobil Corp.
2.28%, 08/16/26 (a)	185,000	180,449
3.29%, 03/19/27 (a)	190,000	187,642
2.44%, 08/16/29 (a)	205,000	191,146
3.48%, 03/19/30 (a)	400,000	383,932

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Halliburton Co.
2.92%, 03/01/30 (a)	175,000	160,536
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)(c)	75,000	74,853
4.85%, 12/01/29 (a)(c)	75,000	72,882
Hess Corp.
4.30%, 04/01/27 (a)	175,000	174,141
7.88%, 10/01/29	85,000	95,584
HF Sinclair Corp.
5.00%, 02/01/28 (a)	60,000	59,800
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	80,000	76,567
4.30%, 03/01/28 (a)	250,000	248,180
5.00%, 02/01/29 (a)	220,000	221,874
5.10%, 08/01/29 (a)	100,000	101,089
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	135,000	136,092
3.80%, 04/01/28 (a)	150,000	146,667
5.15%, 03/01/30 (a)	200,000	201,368
MPLX LP
4.13%, 03/01/27 (a)	215,000	213,145
4.25%, 12/01/27 (a)	180,000	178,459
4.00%, 03/15/28 (a)	275,000	270,058
4.80%, 02/15/29 (a)	100,000	100,164
National Fuel Gas Co.
5.50%, 10/01/26	100,000	101,176
4.75%, 09/01/28 (a)	70,000	69,884
5.50%, 03/15/30 (a)	75,000	76,364
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	110,000	108,809
NOV, Inc.
3.60%, 12/01/29 (a)	105,000	99,263
Occidental Petroleum Corp.
8.50%, 07/15/27 (a)	105,000	111,550
5.00%, 08/01/27 (a)	110,000	110,453
6.38%, 09/01/28 (a)	115,000	119,323
5.20%, 08/01/29 (a)	220,000	219,914
ONEOK, Inc.
4.85%, 07/15/26 (a)	80,000	80,158
5.55%, 11/01/26 (a)	180,000	182,439
4.00%, 07/13/27 (a)	110,000	108,681
4.25%, 09/24/27 (a)	150,000	148,754
4.55%, 07/15/28 (a)	145,000	144,491
5.65%, 11/01/28 (a)	110,000	113,341
4.35%, 03/15/29 (a)	165,000	162,325
5.38%, 06/01/29 (a)	100,000	101,713
3.40%, 09/01/29 (a)	155,000	146,246
4.40%, 10/15/29 (a)	120,000	117,908
3.10%, 03/15/30 (a)	125,000	115,183
Ovintiv, Inc.
5.65%, 05/15/28 (a)	145,000	148,586
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	80,000	77,842
5.15%, 11/15/29 (a)	80,000	79,262
Phillips 66
3.90%, 03/15/28 (a)	170,000	167,015
Phillips 66 Co.
3.55%, 10/01/26 (a)	80,000	78,918
4.95%, 12/01/27 (a)	120,000	121,543
3.75%, 03/01/28 (a)	170,000	166,404
3.15%, 12/15/29 (a)	100,000	93,433
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	150,000	149,944
3.55%, 12/15/29 (a)	200,000	188,548
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	285,000	287,497
5.00%, 03/15/27 (a)	290,000	291,433
4.20%, 03/15/28 (a)	250,000	247,265
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	185,000	169,412
Shell International Finance BV
2.88%, 05/10/26	325,000	320,307
2.50%, 09/12/26	195,000	190,591
3.88%, 11/13/28 (a)	275,000	271,414
2.38%, 11/07/29 (a)(f)	140,000	129,704
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)(c)	100,000	100,088
5.03%, 10/01/29 (a)(c)	220,000	218,352
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	98,250
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	126,481
6.15%, 03/01/29 (a)	200,000	209,204
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	145,000	145,777
5.00%, 01/15/28 (a)	155,000	155,020
6.88%, 01/15/29 (a)	115,000	117,759
TC PipeLines LP
3.90%, 05/25/27 (a)	125,000	122,958
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	85,000	88,451
7.00%, 10/15/28	75,000	80,299
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	235,000	227,922
2.83%, 01/10/30 (a)	175,000	163,473
TotalEnergies Capital SA
3.88%, 10/11/28	220,000	217,296
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	255,000	251,820
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	75,000	73,661
Valero Energy Corp.
3.40%, 09/15/26 (a)	5,000	4,921
2.15%, 09/15/27 (a)	75,000	70,865
4.35%, 06/01/28 (a)	145,000	143,997
4.00%, 04/01/29 (a)	75,000	72,956
5.15%, 02/15/30 (a)	125,000	126,280
Valero Energy Partners LP
4.50%, 03/15/28 (a)	110,000	109,826
Western Midstream Operating LP
4.65%, 07/01/26 (a)	100,000	99,937
4.50%, 03/01/28 (a)	50,000	49,539
4.75%, 08/15/28 (a)	70,000	69,754
6.35%, 01/15/29 (a)	100,000	104,451
4.05%, 02/01/30 (a)(d)	220,000	210,069
Williams Cos., Inc.
3.75%, 06/15/27 (a)	210,000	206,476
5.30%, 08/15/28 (a)	205,000	209,463
4.90%, 03/15/29 (a)	185,000	186,197
4.80%, 11/15/29 (a)	145,000	145,415
		26,759,623
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	240,000	237,014
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	50,000	52,236

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Leland Stanford Junior University
1.29%, 06/01/27 (a)	50,000	47,044
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	102,618
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	100,199
		539,111
Technology 9.0%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	150,000	149,071
4.05%, 10/04/29 (a)	225,000	221,890
Adobe, Inc.
2.15%, 02/01/27 (a)	155,000	149,544
4.85%, 04/04/27 (a)	120,000	121,628
4.75%, 01/17/28 (a)	100,000	101,486
4.80%, 04/04/29 (a)	145,000	147,432
4.95%, 01/17/30 (a)	150,000	153,633
2.30%, 02/01/30 (a)	250,000	227,040
Alphabet, Inc.
2.00%, 08/15/26 (a)	395,000	383,964
0.80%, 08/15/27 (a)	200,000	185,750
Analog Devices, Inc.
3.50%, 12/05/26 (a)	200,000	197,514
1.70%, 10/01/28 (a)	175,000	160,109
Apple, Inc.
4.42%, 05/08/26 (a)	210,000	210,279
2.45%, 08/04/26 (a)	480,000	469,397
2.05%, 09/11/26 (a)	310,000	301,180
3.35%, 02/09/27 (a)	445,000	439,317
3.20%, 05/11/27 (a)	355,000	348,951
3.00%, 06/20/27 (a)	145,000	141,756
2.90%, 09/12/27 (a)	320,000	311,210
3.00%, 11/13/27 (a)	200,000	194,774
1.20%, 02/08/28 (a)	435,000	401,331
4.00%, 05/10/28 (a)	310,000	310,105
1.40%, 08/05/28 (a)	450,000	411,750
3.25%, 08/08/29 (a)(f)	195,000	187,898
2.20%, 09/11/29 (a)	365,000	335,508
Applied Materials, Inc.
3.30%, 04/01/27 (a)	190,000	186,741
4.80%, 06/15/29 (a)	100,000	101,610
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	110,000	107,246
5.15%, 08/21/29 (a)	100,000	100,514
Atlassian Corp.
5.25%, 05/15/29 (a)	135,000	137,549
Autodesk, Inc.
3.50%, 06/15/27 (a)	125,000	122,570
2.85%, 01/15/30 (a)	75,000	69,050
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	170,000	157,733
Avnet, Inc.
4.63%, 04/15/26 (a)	185,000	184,758
6.25%, 03/15/28 (a)	75,000	77,654
Baidu, Inc.
1.72%, 04/09/26 (a)	200,000	194,582
3.63%, 07/06/27	200,000	196,778
4.88%, 11/14/28 (a)	200,000	202,150
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	460,000	455,156
3.50%, 01/15/28 (a)	135,000	131,401
Broadcom, Inc.
3.46%, 09/15/26 (a)	205,000	202,208
5.05%, 07/12/27 (a)	255,000	258,279
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.95%, 02/15/28 (a)(c)	165,000	153,503
4.15%, 02/15/28 (a)	100,000	99,135
4.80%, 04/15/28 (a)	220,000	221,672
4.11%, 09/15/28 (a)	235,000	231,748
4.00%, 04/15/29 (a)(c)	120,000	117,198
4.75%, 04/15/29 (a)	355,000	356,434
5.05%, 07/12/29 (a)	435,000	441,377
4.35%, 02/15/30 (a)	300,000	295,491
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	80,000	78,917
2.90%, 12/01/29 (a)	135,000	124,643
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	99,727
4.30%, 09/10/29 (a)	175,000	173,397
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	190,000	183,629
4.25%, 04/01/28 (a)	145,000	142,383
3.28%, 12/01/28 (a)	130,000	122,745
3.25%, 02/15/29 (a)	125,000	117,090
5.10%, 03/01/30 (a)	100,000	99,959
CGI, Inc.
1.45%, 09/14/26 (a)	160,000	153,096
4.95%, 03/14/30 (a)(c)	125,000	125,073
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	250,000	244,272
4.80%, 02/26/27 (a)	390,000	394,766
4.55%, 02/24/28 (a)	190,000	191,664
4.85%, 02/26/29 (a)	450,000	458,100
4.75%, 02/24/30 (a)	225,000	228,622
Concentrix Corp.
6.65%, 08/02/26 (a)	100,000	102,052
6.60%, 08/02/28 (a)(f)	140,000	146,178
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	357,000	361,659
4.90%, 10/01/26 (a)	285,000	286,134
6.10%, 07/15/27 (a)	185,000	190,890
5.25%, 02/01/28 (a)	200,000	203,814
4.75%, 04/01/28 (a)	100,000	100,458
5.30%, 10/01/29 (a)	370,000	376,923
4.35%, 02/01/30 (a)	150,000	146,682
Dell, Inc.
7.10%, 04/15/28	50,000	53,232
DXC Technology Co.
1.80%, 09/15/26 (a)	140,000	134,120
2.38%, 09/15/28 (a)	125,000	114,078
Equifax, Inc.
5.10%, 12/15/27 (a)	155,000	157,086
5.10%, 06/01/28 (a)	165,000	167,163
4.80%, 09/15/29 (a)	100,000	100,171
Equinix, Inc.
1.45%, 05/15/26 (a)	135,000	130,437
2.90%, 11/18/26 (a)	155,000	150,964
1.80%, 07/15/27 (a)	85,000	79,943
1.55%, 03/15/28 (a)	100,000	91,782
2.00%, 05/15/28 (a)	75,000	69,469
3.20%, 11/18/29 (a)	235,000	219,791
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	90,000	87,238
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	138,149
3.75%, 05/21/29 (a)	105,000	101,328
Fiserv, Inc.
3.20%, 07/01/26 (a)	300,000	295,314
5.15%, 03/15/27 (a)	180,000	181,928
2.25%, 06/01/27 (a)	240,000	229,001
5.45%, 03/02/28 (a)	235,000	240,492

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 08/21/28 (a)	120,000	122,801
4.20%, 10/01/28 (a)	185,000	182,488
3.50%, 07/01/29 (a)	500,000	475,555
4.75%, 03/15/30 (a)	125,000	124,771
Flex Ltd.
6.00%, 01/15/28 (a)	75,000	77,091
4.88%, 06/15/29 (a)	135,000	134,368
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	100,000	96,928
6.00%, 06/04/29 (a)	75,000	77,803
Global Payments, Inc.
4.80%, 04/01/26 (a)	235,000	235,096
2.15%, 01/15/27 (a)	100,000	95,848
4.95%, 08/15/27 (a)	90,000	90,762
4.45%, 06/01/28 (a)	80,000	79,527
3.20%, 08/15/29 (a)	200,000	187,338
5.30%, 08/15/29 (a)	100,000	101,524
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (a)	185,000	180,057
4.45%, 09/25/26	200,000	199,630
4.40%, 09/25/27 (a)	200,000	199,430
5.25%, 07/01/28 (a)	75,000	76,433
4.55%, 10/15/29 (a)	300,000	296,880
HP, Inc.
1.45%, 06/17/26 (a)	140,000	134,865
3.00%, 06/17/27 (a)	160,000	154,664
4.75%, 01/15/28 (a)	180,000	181,184
4.00%, 04/15/29 (a)	220,000	213,519
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	175,000	175,840
4.60%, 02/05/29 (a)	110,000	110,358
Intel Corp.
2.60%, 05/19/26 (a)	140,000	136,980
3.75%, 03/25/27 (a)	270,000	265,758
3.15%, 05/11/27 (a)	205,000	198,745
3.75%, 08/05/27 (a)	250,000	244,952
4.88%, 02/10/28 (a)	375,000	377,092
1.60%, 08/12/28 (a)	210,000	189,716
4.00%, 08/05/29 (a)	150,000	144,785
2.45%, 11/15/29 (a)	375,000	336,667
5.13%, 02/10/30 (a)	200,000	201,546
3.90%, 03/25/30 (a)	275,000	262,141
International Business Machines Corp.
3.30%, 05/15/26	460,000	455,073
3.30%, 01/27/27	130,000	127,711
2.20%, 02/09/27 (a)	135,000	129,948
1.70%, 05/15/27 (a)	210,000	198,832
4.15%, 07/27/27 (a)	200,000	199,036
6.22%, 08/01/27	75,000	78,073
6.50%, 01/15/28	75,000	79,121
4.50%, 02/06/28 (a)	220,000	221,221
4.65%, 02/10/28	200,000	201,334
3.50%, 05/15/29	580,000	556,974
4.80%, 02/10/30 (a)	200,000	201,446
Intuit, Inc.
1.35%, 07/15/27 (a)	175,000	164,355
5.13%, 09/15/28 (a)	150,000	154,006
Jabil, Inc.
1.70%, 04/15/26 (a)	130,000	126,266
4.25%, 05/15/27 (a)	105,000	104,300
3.95%, 01/12/28 (a)	80,000	78,362
5.45%, 02/01/29 (a)	50,000	50,937
3.60%, 01/15/30 (a)	100,000	94,340
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	96,197
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	185,000	184,763
3.00%, 10/30/29 (a)	75,000	69,288
KLA Corp.
4.10%, 03/15/29 (a)	165,000	162,989
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	96,158
2.70%, 10/15/28 (a)	155,000	143,914
Lam Research Corp.
4.00%, 03/15/29 (a)	205,000	201,892
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	165,000	160,136
2.45%, 04/15/28 (a)	130,000	121,823
4.88%, 06/22/28 (a)	85,000	85,374
5.75%, 02/15/29 (a)	125,000	128,983
Mastercard, Inc.
2.95%, 11/21/26 (a)	135,000	132,476
3.30%, 03/26/27 (a)	200,000	196,864
4.10%, 01/15/28 (a)	145,000	144,785
3.50%, 02/26/28 (a)	95,000	93,345
4.88%, 03/09/28 (a)	175,000	178,325
4.55%, 03/15/28 (a)	85,000	85,638
2.95%, 06/01/29 (a)	170,000	161,299
3.35%, 03/26/30 (a)	275,000	261,739
Microchip Technology, Inc.
4.90%, 03/15/28	200,000	200,696
5.05%, 03/15/29 (a)	180,000	181,280
5.05%, 02/15/30 (a)	200,000	199,726
Micron Technology, Inc.
4.19%, 02/15/27 (a)	190,000	188,565
5.38%, 04/15/28 (a)	100,000	101,752
5.33%, 02/06/29 (a)	165,000	167,539
6.75%, 11/01/29 (a)	230,000	246,834
4.66%, 02/15/30 (a)	150,000	148,263
Microsoft Corp.
2.40%, 08/08/26 (a)	650,000	635,914
3.40%, 09/15/26 (a)	205,000	203,063
3.30%, 02/06/27 (a)	680,000	671,466
3.40%, 06/15/27 (a)	125,000	123,356
Moody's Corp.
3.25%, 01/15/28 (a)	80,000	77,679
4.25%, 02/01/29 (a)	160,000	158,904
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	115,000	115,336
5.00%, 04/15/29 (a)	125,000	126,283
4.60%, 05/23/29 (a)	125,000	124,478
NetApp, Inc.
2.38%, 06/22/27 (a)	125,000	119,230
Nokia OYJ
4.38%, 06/12/27	135,000	133,464
NVIDIA Corp.
3.20%, 09/16/26 (a)	205,000	202,462
1.55%, 06/15/28 (a)	240,000	221,666
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	140,000	143,489
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)	110,000	109,016
3.15%, 05/01/27 (a)	75,000	72,875
4.40%, 06/01/27 (a)	135,000	134,592
4.30%, 06/18/29 (a)	205,000	201,082
Oracle Corp.
2.65%, 07/15/26 (a)	705,000	688,447
2.80%, 04/01/27 (a)	390,000	377,590
3.25%, 11/15/27 (a)	450,000	436,293
2.30%, 03/25/28 (a)	350,000	328,951

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/06/28 (a)	140,000	140,067
4.80%, 08/03/28 (a)	250,000	252,132
4.20%, 09/27/29 (a)	300,000	294,243
6.15%, 11/09/29 (a)	290,000	307,148
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	265,000	258,969
3.90%, 06/01/27 (a)	75,000	74,441
2.85%, 10/01/29 (a)	300,000	279,870
Qorvo, Inc.
4.38%, 10/15/29 (a)	160,000	152,894
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	355,000	348,255
1.30%, 05/20/28 (a)	195,000	178,404
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	147,065
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	140,000	138,403
1.40%, 09/15/27 (a)	165,000	153,138
4.20%, 09/15/28 (a)	170,000	168,096
2.95%, 09/15/29 (a)	105,000	97,713
4.50%, 10/15/29 (a)	140,000	139,070
S&P Global, Inc.
2.95%, 01/22/27 (a)	130,000	126,978
2.45%, 03/01/27 (a)	210,000	203,414
4.75%, 08/01/28 (a)	100,000	101,202
2.70%, 03/01/29 (a)	200,000	187,526
4.25%, 05/01/29 (a)	125,000	124,126
2.50%, 12/01/29 (a)	125,000	114,746
Salesforce, Inc.
3.70%, 04/11/28 (a)	325,000	320,336
1.50%, 07/15/28 (a)	180,000	164,927
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	130,000	125,263
Synopsys, Inc.
4.55%, 04/01/27	175,000	175,698
4.65%, 04/01/28 (a)	175,000	176,101
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	100,000	95,927
2.38%, 08/09/28 (a)	100,000	92,362
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	90,000	86,245
4.60%, 02/08/27 (a)	100,000	100,887
2.90%, 11/03/27 (a)	90,000	87,220
4.60%, 02/15/28 (a)	175,000	176,909
4.60%, 02/08/29 (a)	100,000	101,049
2.25%, 09/04/29 (a)	205,000	187,839
TR Finance LLC
3.35%, 05/15/26 (a)	100,000	98,264
Trimble, Inc.
4.90%, 06/15/28 (a)	135,000	135,328
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	240,000	230,465
3.88%, 04/22/27 (a)	150,000	148,595
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	135,000	131,267
4.63%, 02/01/30 (a)	95,000	94,882
VeriSign, Inc.
4.75%, 07/15/27 (a)	145,000	144,813
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	75,000	73,640
Visa, Inc.
1.90%, 04/15/27 (a)	250,000	239,265
0.75%, 08/15/27 (a)	75,000	69,364
2.75%, 09/15/27 (a)	155,000	150,077
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
VMware LLC
1.40%, 08/15/26 (a)	350,000	335,219
3.90%, 08/21/27 (a)	320,000	314,557
1.80%, 08/15/28 (a)	100,000	91,195
Western Digital Corp.
2.85%, 02/01/29 (a)	105,000	95,178
Workday, Inc.
3.50%, 04/01/27 (a)	150,000	147,095
3.70%, 04/01/29 (a)	100,000	96,369
		46,264,605
Transportation 1.4%
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	67,566	66,119
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	146,913	141,760
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	14,340	13,840
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	59,567	57,397
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	94,425	89,741
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	15,575	14,669
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	119,925	114,817
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	64,821	61,250
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	75,000	73,574
Canadian National Railway Co.
6.90%, 07/15/28	100,000	107,344
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	195,000	186,636
4.00%, 06/01/28 (a)	100,000	98,350
2.88%, 11/15/29 (a)	215,000	199,260
4.80%, 03/30/30 (a)	100,000	100,375
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	145,000	142,712
CSX Corp.
2.60%, 11/01/26 (a)	135,000	131,504
3.25%, 06/01/27 (a)	180,000	175,927
3.80%, 03/01/28 (a)	160,000	157,595
4.25%, 03/15/29 (a)	205,000	203,329
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	109,639	103,253
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	75,000	73,588
3.75%, 10/28/29 (a)	105,000	98,532
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	123,551
3.40%, 02/15/28 (a)(c)	75,000	72,268
3.10%, 08/05/29 (a)	75,000	70,269
3.10%, 08/05/29 (a)(c)	175,000	163,739
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	90,000	86,486
6.25%, 05/06/29 (a)	120,000	123,898
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	150,000	151,004
Kirby Corp.
4.20%, 03/01/28 (a)	75,000	73,763

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	145,000	142,510
7.80%, 05/15/27	100,000	106,841
3.15%, 06/01/27 (a)	65,000	63,390
3.80%, 08/01/28 (a)	75,000	73,572
2.55%, 11/01/29 (a)	75,000	68,701
Ryder System, Inc.
1.75%, 09/01/26 (a)	40,000	38,427
2.90%, 12/01/26 (a)	95,000	92,452
2.85%, 03/01/27 (a)	110,000	106,473
4.30%, 06/15/27 (a)	50,000	49,711
5.65%, 03/01/28 (a)	120,000	123,391
5.25%, 06/01/28 (a)	155,000	157,852
5.38%, 03/15/29 (a)	120,000	122,761
5.50%, 06/01/29 (a)	90,000	92,474
4.95%, 09/01/29 (a)	50,000	50,343
4.90%, 12/01/29 (a)	70,000	70,377
5.00%, 03/15/30 (a)	75,000	75,462
Southwest Airlines Co.
3.00%, 11/15/26 (a)	50,000	48,710
5.13%, 06/15/27 (a)	300,000	302,133
3.45%, 11/16/27 (a)	90,000	87,319
2.63%, 02/10/30 (a)	100,000	89,762
Union Pacific Corp.
2.15%, 02/05/27 (a)	80,000	77,038
3.00%, 04/15/27 (a)	75,000	73,148
3.95%, 09/10/28 (a)	225,000	222,354
6.63%, 02/01/29	25,000	27,034
3.70%, 03/01/29 (a)	270,000	263,466
2.40%, 02/05/30 (a)	125,000	113,845
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	79,496	78,545
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	35,412	34,878
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	105,745	100,256
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	48,377	45,190
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	51,022	48,238
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (f)	236,549	240,365
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	90,000	87,440
3.05%, 11/15/27 (a)	155,000	150,536
3.40%, 03/15/29 (a)	145,000	140,032
2.50%, 09/01/29 (a)	105,000	97,062
		7,038,638
		248,789,210

Utility 6.2%
Electric 5.6%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	75,000	73,514
5.45%, 05/15/29 (a)	125,000	128,019
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	80,000	78,327
AES Corp.
5.45%, 06/01/28 (a)	125,000	127,150
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	98,805
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (d)	250,000	251,435
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameren Corp.
5.70%, 12/01/26 (a)	185,000	188,262
1.95%, 03/15/27 (a)	105,000	100,103
1.75%, 03/15/28 (a)	50,000	46,085
5.00%, 01/15/29 (a)	100,000	100,960
Ameren Illinois Co.
3.80%, 05/15/28 (a)	75,000	73,877
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	155,000	159,569
3.20%, 11/13/27 (a)	100,000	96,947
4.30%, 12/01/28 (a)	140,000	138,617
5.20%, 01/15/29 (a)	150,000	152,530
2.30%, 03/01/30 (a)	100,000	88,816
7.05%, 12/15/54 (a)(b)	50,000	50,934
3.88%, 02/15/62 (a)(b)	130,000	123,304
Arizona Public Service Co.
2.95%, 09/15/27 (a)	85,000	81,864
2.60%, 08/15/29 (a)	75,000	68,841
Avangrid, Inc.
3.80%, 06/01/29 (a)	125,000	120,380
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	125,000	121,117
Black Hills Corp.
3.15%, 01/15/27 (a)	140,000	136,322
5.95%, 03/15/28 (a)	75,000	77,750
3.05%, 10/15/29 (a)	75,000	69,582
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	135,000	131,516
3.00%, 02/01/27 (a)	55,000	53,743
5.20%, 10/01/28 (a)	70,000	71,680
4.80%, 03/15/30 (a)	100,000	100,608
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	120,000	115,814
5.25%, 08/10/26	85,000	85,790
5.40%, 06/01/29 (a)	150,000	153,381
2.95%, 03/01/30 (a)	75,000	68,676
7.00%, 02/15/55 (a)(b)	75,000	76,646
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	21,000	20,795
CMS Energy Corp.
3.00%, 05/15/26 (a)	90,000	88,362
3.45%, 08/15/27 (a)	200,000	195,386
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	190,000	186,398
2.95%, 08/15/27 (a)	80,000	77,640
3.70%, 08/15/28 (a)	120,000	117,733
2.20%, 03/01/30 (a)	75,000	67,037
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	130,000	127,357
4.65%, 01/01/29 (a)	75,000	75,371
4.95%, 01/15/30 (a)	115,000	116,657
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	95,000	92,102
3.80%, 05/15/28 (a)	125,000	122,879
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	110,000	112,986
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	75,613
4.90%, 02/15/29 (a)	100,000	101,295
4.60%, 05/30/29 (a)	100,000	100,238
4.70%, 01/15/30 (a)	100,000	100,445
Dominion Energy, Inc.
1.45%, 04/15/26 (a)	125,000	121,044
2.85%, 08/15/26 (a)	75,000	73,286
3.60%, 03/15/27 (a)	50,000	49,157

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 06/01/28 (a)	85,000	84,446
6.88%, 02/01/55 (a)(b)	175,000	180,861
DTE Electric Co.
4.85%, 12/01/26 (f)	100,000	101,032
1.90%, 04/01/28 (a)	100,000	93,343
2.25%, 03/01/30 (a)	100,000	89,687
DTE Energy Co.
2.85%, 10/01/26 (a)	100,000	97,537
4.95%, 07/01/27 (a)	200,000	201,620
4.88%, 06/01/28 (a)	140,000	140,914
5.10%, 03/01/29 (a)	225,000	227,941
3.40%, 06/15/29 (a)	115,000	109,117
2.95%, 03/01/30 (a)	75,000	68,842
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	122,542
3.95%, 11/15/28 (a)	135,000	133,148
6.00%, 12/01/28	50,000	52,481
2.45%, 08/15/29 (a)	115,000	105,583
2.45%, 02/01/30 (a)	100,000	91,025
4.85%, 03/15/30 (a)	75,000	75,791
Duke Energy Corp.
2.65%, 09/01/26 (a)	310,000	301,974
4.85%, 01/05/27	135,000	135,903
3.15%, 08/15/27 (a)	165,000	160,071
5.00%, 12/08/27 (a)	110,000	111,330
4.30%, 03/15/28 (a)	136,000	135,237
4.85%, 01/05/29 (a)	125,000	125,800
3.40%, 06/15/29 (a)	100,000	94,933
3.25%, 01/15/82 (a)(b)	75,000	70,887
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	145,000	142,489
3.80%, 07/15/28 (a)	110,000	108,019
2.50%, 12/01/29 (a)	75,000	68,647
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	100,000	97,161
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	91,000	89,033
3.45%, 03/15/29 (a)	100,000	96,399
Edison International
5.75%, 06/15/27 (a)(f)	100,000	100,978
4.13%, 03/15/28 (a)	100,000	96,102
5.25%, 11/15/28 (a)	110,000	108,548
5.45%, 06/15/29 (a)	100,000	98,755
6.95%, 11/15/29 (a)	105,000	109,157
6.25%, 03/15/30 (a)	100,000	101,419
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	175,000	172,445
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	98,971
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	149,517
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	120,000	119,022
4.00%, 06/01/28 (a)	155,000	152,898
Entergy Corp.
2.95%, 09/01/26 (a)	150,000	146,662
1.90%, 06/15/28 (a)	120,000	110,333
7.13%, 12/01/54 (a)(b)	200,000	203,274
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	110,000	107,023
3.25%, 04/01/28 (a)	85,000	82,199
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	80,000	76,219
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	90,000	88,339
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	60,000	58,676
3.10%, 04/01/27 (a)	50,000	48,805
Evergy, Inc.
2.90%, 09/15/29 (a)	150,000	138,673
Eversource Energy
1.40%, 08/15/26 (a)	80,000	76,605
5.00%, 01/01/27	60,000	60,478
2.90%, 03/01/27 (a)	120,000	116,268
4.60%, 07/01/27 (a)	105,000	105,099
3.30%, 01/15/28 (a)	145,000	140,151
5.45%, 03/01/28 (a)	185,000	189,098
5.95%, 02/01/29 (a)	125,000	129,922
4.25%, 04/01/29 (a)	100,000	98,126
Exelon Corp.
3.40%, 04/15/26 (a)	160,000	158,048
2.75%, 03/15/27 (a)	125,000	121,027
5.15%, 03/15/28 (a)	150,000	152,452
5.15%, 03/15/29 (a)	125,000	127,342
FirstEnergy Corp.
3.90%, 07/15/27 (a)(d)	295,000	290,130
2.65%, 03/01/30 (a)	100,000	90,102
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	135,000	133,365
Florida Power & Light Co.
4.45%, 05/15/26 (a)	95,000	95,277
3.30%, 05/30/27 (a)	100,000	97,905
5.05%, 04/01/28 (a)	245,000	249,836
4.40%, 05/15/28 (a)	125,000	125,262
5.15%, 06/15/29 (a)	180,000	184,937
Fortis, Inc.
3.06%, 10/04/26 (a)	140,000	136,833
Georgia Power Co.
3.25%, 04/01/26 (a)	70,000	69,239
5.00%, 02/23/27 (a)	50,000	50,645
3.25%, 03/30/27 (a)	75,000	73,448
4.65%, 05/16/28 (a)	115,000	115,791
2.65%, 09/15/29 (a)	125,000	115,424
4.55%, 03/15/30 (a)	100,000	99,915
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	98,000
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	120,000	118,230
3.60%, 04/01/29 (a)	85,000	81,841
ITC Holdings Corp.
3.25%, 06/30/26 (a)	90,000	88,454
3.35%, 11/15/27 (a)	135,000	130,935
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	75,000	73,257
3.65%, 04/15/29 (a)	155,000	150,369
Mississippi Power Co.
3.95%, 03/30/28 (a)	40,000	39,504
National Grid PLC
5.60%, 06/12/28 (a)	125,000	128,311
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (a)	245,000	235,411
5.60%, 11/13/26 (a)	120,000	122,274
3.05%, 04/25/27 (a)	70,000	68,312
5.10%, 05/06/27 (a)	75,000	76,087
3.40%, 02/07/28 (a)	200,000	194,910
4.75%, 02/07/28 (a)	105,000	106,054
4.80%, 03/15/28 (a)	140,000	141,700
5.05%, 09/15/28 (a)	105,000	106,892
3.90%, 11/01/28 (a)	195,000	190,786
4.85%, 02/07/29 (a)	75,000	75,810

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/15/29 (a)	100,000	97,264
5.15%, 06/15/29 (a)	75,000	76,577
4.95%, 02/07/30 (a)	100,000	101,350
5.25%, 04/20/46 (a)(b)	75,000	74,005
7.13%, 09/15/53 (a)(b)	70,000	72,468
Nevada Power Co.
3.70%, 05/01/29 (a)	95,000	92,307
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (a)	175,000	167,337
3.55%, 05/01/27 (a)	255,000	250,272
4.63%, 07/15/27 (a)	200,000	200,820
4.85%, 02/04/28	100,000	101,207
4.90%, 02/28/28 (a)	200,000	201,942
1.90%, 06/15/28 (a)	325,000	299,929
4.90%, 03/15/29 (a)	150,000	151,338
3.50%, 04/01/29 (a)	160,000	153,352
2.75%, 11/01/29 (a)	250,000	230,895
5.00%, 02/28/30 (a)	125,000	127,137
5.05%, 03/15/30 (a)	175,000	177,408
6.70%, 09/01/54 (a)(b)	190,000	192,840
4.80%, 12/01/77 (a)(b)	95,000	90,710
5.65%, 05/01/79 (a)(b)	100,000	98,238
3.80%, 03/15/82 (a)(b)	115,000	108,528
NSTAR Electric Co.
3.25%, 05/15/29 (a)	140,000	132,908
4.85%, 03/01/30 (a)	75,000	75,675
OGE Energy Corp.
5.45%, 05/15/29 (a)	75,000	76,781
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	97,804
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	100,000	99,788
3.70%, 11/15/28 (a)	50,000	48,761
5.75%, 03/15/29 (a)	75,000	78,194
4.65%, 11/01/29 (a)	150,000	150,219
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	75,000	72,943
5.45%, 06/15/27 (a)	75,000	75,813
2.10%, 08/01/27 (a)	155,000	145,440
3.30%, 12/01/27 (a)	210,000	201,518
3.00%, 06/15/28 (a)	160,000	150,510
3.75%, 07/01/28	125,000	120,335
4.65%, 08/01/28 (a)	100,000	98,870
6.10%, 01/15/29 (a)	180,000	186,028
4.20%, 03/01/29 (a)	75,000	72,581
5.55%, 05/15/29 (a)	150,000	152,127
PacifiCorp
5.10%, 02/15/29 (a)	100,000	101,752
3.50%, 06/15/29 (a)	100,000	95,715
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	135,000	132,790
Public Service Electric & Gas Co.
2.25%, 09/15/26 (a)	60,000	58,404
3.00%, 05/15/27 (a)	75,000	73,108
3.70%, 05/01/28 (a)	85,000	83,422
3.65%, 09/01/28 (a)	75,000	73,451
3.20%, 05/15/29 (a)	75,000	71,530
2.45%, 01/15/30 (a)	115,000	104,896
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	100,000	103,329
5.88%, 10/15/28 (a)	100,000	104,052
5.20%, 04/01/29 (a)	120,000	122,290
4.90%, 03/15/30 (a)	125,000	125,622
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	92,964
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	100,000	97,953
4.95%, 08/15/28 (a)	115,000	116,719
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	95,000	93,183
Southern California Edison Co.
4.88%, 02/01/27 (a)	110,000	110,540
4.70%, 06/01/27 (a)	110,000	109,910
5.85%, 11/01/27 (a)	150,000	153,769
3.65%, 03/01/28 (a)	90,000	87,161
5.30%, 03/01/28 (a)	135,000	136,696
5.65%, 10/01/28 (a)	140,000	143,417
4.20%, 03/01/29 (a)	100,000	97,261
6.65%, 04/01/29	55,000	56,855
5.15%, 06/01/29 (a)	160,000	161,083
2.85%, 08/01/29 (a)	145,000	133,213
5.25%, 03/15/30 (a)	150,000	150,892
Southern Co.
3.25%, 07/01/26 (a)	340,000	334,778
5.11%, 08/01/27 (d)	140,000	141,740
1.75%, 03/15/28 (a)	110,000	101,626
4.85%, 06/15/28 (a)	130,000	131,529
5.50%, 03/15/29 (a)	200,000	206,248
3.75%, 09/15/51 (a)(b)	230,000	223,903
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	95,000	92,518
4.10%, 09/15/28 (a)	110,000	108,205
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	90,000	93,244
Tampa Electric Co.
4.90%, 03/01/29 (a)	75,000	75,759
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	144,340
2.95%, 03/15/30 (a)	75,000	69,418
Virginia Electric & Power Co.
2.95%, 11/15/26 (a)	90,000	88,044
3.50%, 03/15/27 (a)	165,000	162,459
3.75%, 05/15/27 (a)	125,000	123,386
3.80%, 04/01/28 (a)	100,000	98,273
2.88%, 07/15/29 (a)	90,000	84,293
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	125,000	126,771
1.38%, 10/15/27 (a)	115,000	106,403
4.75%, 01/15/28 (a)	100,000	100,606
2.20%, 12/15/28 (a)	75,000	68,874
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	120,000	110,474
5.00%, 05/15/29 (a)	50,000	50,885
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	95,000	89,037
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	60,000	60,075
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	100,000	98,032
1.75%, 03/15/27 (a)	100,000	94,750
4.75%, 03/21/28 (a)	75,000	75,321
4.00%, 06/15/28 (a)	125,000	122,572
2.60%, 12/01/29 (a)	125,000	113,590
		28,935,764
Natural Gas 0.5%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	105,000	102,101
2.63%, 09/15/29 (a)	110,000	101,787

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	180,000	183,703
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	220,484
5.25%, 03/30/28 (a)	155,000	157,733
5.20%, 07/01/29 (a)	155,000	157,905
2.95%, 09/01/29 (a)	100,000	93,015
6.95%, 11/30/54 (a)(b)	100,000	101,831
ONE Gas, Inc.
5.10%, 04/01/29 (a)	70,000	71,411
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	125,000	119,671
Sempra
5.40%, 08/01/26 (a)	110,000	110,915
3.25%, 06/15/27 (a)	160,000	155,134
3.40%, 02/01/28 (a)	175,000	169,141
3.70%, 04/01/29 (a)	100,000	96,026
4.13%, 04/01/52 (a)(b)	185,000	174,277
6.88%, 10/01/54 (a)(b)	200,000	198,890
Southern California Gas Co.
2.60%, 06/15/26 (a)	95,000	92,988
2.95%, 04/15/27 (a)	130,000	126,302
2.55%, 02/01/30 (a)	100,000	90,792
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	120,000	118,297
Southwest Gas Corp.
5.80%, 12/01/27 (a)	20,000	20,579
5.45%, 03/23/28 (a)	95,000	96,972
3.70%, 04/01/28 (a)	50,000	48,773
		2,808,727
Utility Other 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (a)	104,000	100,527
3.75%, 09/01/28 (a)	100,000	97,717
3.45%, 06/01/29 (a)	150,000	143,670
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	75,000	75,326
3.57%, 05/01/29 (a)	75,000	71,665
United Utilities PLC
6.88%, 08/15/28	75,000	79,467
		568,372
		32,312,863
Total Corporates (Cost $506,108,146)		508,288,218

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (h)	2,039,206	2,039,206
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (h)(i)	988,843	988,843
		3,028,049
Total Short-Term Investments (Cost $3,028,049)		3,028,049
Total Investments in Securities (Cost $509,136,195)		511,316,267

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
2 Year US Treasury Notes (CBOT), expires 06/30/25	4	828,688	(287)
3 Year US Treasury Notes (CBOT), expires 06/30/25	12	2,533,875	6,097
			5,810
Short
5 Year US Treasury Notes (CBOT), expires 06/30/25	(10)	(1,081,563)	(1,888)
Total Net Unrealized Appreciation on Futures Contracts			3,922

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,381,509 or 0.7% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $891,596.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/25	FACE AMOUNT AT 3/31/25	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp.
3.45%, 02/13/26	$49,293	$9,870	($59,436 )	($584 )	$896	($39 )	$—	$—	$349
0.90%, 03/11/26	172,284	—	(174,052)	(5,591)	7,267	92	—	—	405
1.15%, 05/13/26	148,060	28,822	—	—	1,356	342	178,580	185,000	485
5.88%, 08/24/26	173,067	—	—	—	384	(241)	173,210	170,000	2,497
3.20%, 03/02/27	101,736	14,612	—	—	1,005	236	117,589	120,000	899
2.45%, 03/03/27	248,281	—	—	—	2,007	648	250,936	260,000	1,593
3.30%, 04/01/27	116,557	—	—	—	817	256	117,630	120,000	990
3.20%, 01/25/28	100,524	—	—	—	749	462	101,735	105,000	840
2.00%, 03/20/28	164,954	—	—	—	2,015	1,156	168,125	180,000	900
4.00%, 02/01/29	82,428	24,324	—	—	1,340	188	108,280	110,000	1,009
5.64%, 05/19/29	204,167	5,116	—	—	2,438	(38)	211,683	205,000	2,861
3.25%, 05/22/29	84,334	—	—	—	993	314	85,641	90,000	731
2.75%, 10/01/29	45,514	31,860	—	—	1,056	302	78,732	85,000	521
6.20%, 11/17/29	213,674	—	—	—	2,889	(263)	216,300	205,000	3,175
Total	$1,904,873	$114,604	($233,488 )	($6,175 )	$25,212	$3,415	$1,808,441		$17,255

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$508,288,218	$—	$508,288,218
Short-Term Investments [1]	3,028,049	—	—	3,028,049
Futures Contracts [2]	6,097	—	—	6,097
Liabilities
Futures Contracts [2]	(2,175)	—	—	(2,175)
Total	$3,031,971	$508,288,218	$—	$511,320,189

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2025 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.5% OF NET ASSETS

Financial Institutions 36.7%
Banking 24.5%
Ally Financial, Inc.
8.00%, 11/01/31	10,017,000	11,170,531
6.18%, 07/26/35 (a)(b)	2,970,000	2,952,685
American Express Co.
6.49%, 10/30/31 (a)(b)	3,970,000	4,287,957
4.99%, 05/26/33 (a)(b)	2,700,000	2,661,066
4.42%, 08/03/33 (a)(b)	4,965,000	4,794,750
5.04%, 05/01/34 (a)(b)	5,065,000	5,062,771
5.63%, 07/28/34 (a)(b)	2,050,000	2,086,367
5.92%, 04/25/35 (a)(b)	1,990,000	2,041,362
5.28%, 07/26/35 (a)(b)	6,710,000	6,710,872
5.44%, 01/30/36 (a)(b)	4,945,000	4,999,741
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	3,000,000	3,377,310
6.03%, 03/13/35 (a)(b)	4,000,000	4,105,840
Banco Santander SA
3.49%, 05/28/30	4,000,000	3,726,960
2.75%, 12/03/30	5,800,000	5,043,970
2.96%, 03/25/31	2,800,000	2,511,740
5.44%, 07/15/31	6,000,000	6,150,660
3.23%, 11/22/32 (a)(b)	4,000,000	3,467,440
6.92%, 08/08/33	7,800,000	8,281,806
6.94%, 11/07/33	5,800,000	6,456,212
6.35%, 03/14/34	5,000,000	5,132,750
6.03%, 01/17/35	4,000,000	4,139,320
Bank of America Corp.
2.59%, 04/29/31 (a)(b)	11,365,000	10,213,498
1.90%, 07/23/31 (a)(b)	11,075,000	9,526,272
1.92%, 10/24/31 (a)(b)	10,105,000	8,646,950
2.65%, 03/11/32 (a)(b)	8,130,000	7,169,115
2.69%, 04/22/32 (a)(b)	17,965,000	15,822,674
2.30%, 07/21/32 (a)(b)	14,790,000	12,639,386
2.57%, 10/20/32 (a)(b)	13,045,000	11,261,618
2.97%, 02/04/33 (a)(b)	14,545,000	12,758,001
4.57%, 04/27/33 (a)(b)	15,980,000	15,447,067
5.02%, 07/22/33 (a)(b)	19,490,000	19,416,718
5.29%, 04/25/34 (a)(b)	19,940,000	20,039,899
5.87%, 09/15/34 (a)(b)	14,755,000	15,398,613
5.47%, 01/23/35 (a)(b)	19,625,000	19,918,394
5.43%, 08/15/35 (a)(b)	9,930,000	9,706,873
5.52%, 10/25/35 (a)(b)	14,020,000	13,723,757
5.51%, 01/24/36 (a)(b)	13,900,000	14,155,621
5.74%, 02/12/36 (a)(b)	9,850,000	9,831,679
2.48%, 09/21/36 (a)(b)	7,960,000	6,636,411
3.85%, 03/08/37 (a)(b)	9,448,000	8,480,525
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Montreal
5.51%, 06/04/31 (a)	3,200,000	3,300,064
3.09%, 01/10/37 (a)(b)	5,000,000	4,252,650
Bank of New York Mellon Corp.
1.65%, 01/28/31 (a)	2,015,000	1,716,679
1.80%, 07/28/31 (a)	1,970,000	1,675,446
2.50%, 01/26/32 (a)	1,855,000	1,611,828
5.06%, 07/22/32 (a)(b)	4,585,000	4,636,031
4.29%, 06/13/33 (a)(b)	2,925,000	2,800,103
5.83%, 10/25/33 (a)(b)	5,940,000	6,248,345
4.71%, 02/01/34 (a)(b)	2,995,000	2,931,326
4.97%, 04/26/34 (a)(b)	3,955,000	3,922,806
6.47%, 10/25/34 (a)(b)	4,390,000	4,799,060
5.19%, 03/14/35 (a)(b)	4,000,000	4,027,360
5.23%, 11/20/35 (a)(b)	2,995,000	3,035,133
5.61%, 07/21/39 (a)(b)	1,755,000	1,773,410
Bank of Nova Scotia
2.15%, 08/01/31	2,500,000	2,134,475
2.45%, 02/02/32	3,410,000	2,923,870
4.74%, 11/10/32 (a)(b)	2,615,000	2,576,429
5.65%, 02/01/34	3,485,000	3,606,417
4.59%, 05/04/37 (a)(b)	5,040,000	4,654,390
BankUnited, Inc.
5.13%, 06/11/30 (a)	1,470,000	1,443,246
Barclays PLC
2.65%, 06/24/31 (a)(b)	3,820,000	3,393,994
2.67%, 03/10/32 (a)(b)	3,990,000	3,477,564
2.89%, 11/24/32 (a)(b)	4,927,000	4,273,877
5.75%, 08/09/33 (a)(b)	3,985,000	4,047,843
7.44%, 11/02/33 (a)(b)	8,080,000	9,020,512
6.22%, 05/09/34 (a)(b)	7,870,000	8,201,563
7.12%, 06/27/34 (a)(b)	5,945,000	6,408,472
6.69%, 09/13/34 (a)(b)	6,050,000	6,493,647
5.34%, 09/10/35 (a)(b)	8,020,000	7,828,162
3.56%, 09/23/35 (a)(b)	3,784,000	3,420,206
5.79%, 02/25/36 (a)(b)	7,800,000	7,841,808
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	4,260,000	3,899,391
6.09%, 10/03/33 (a)	4,240,000	4,488,634
Capital One Financial Corp.
7.62%, 10/30/31 (a)(b)	6,735,000	7,500,231
2.36%, 07/29/32 (a)(b)	4,020,000	3,301,626
2.62%, 11/02/32 (a)(b)	2,000,000	1,704,420
5.27%, 05/10/33 (a)(b)	4,495,000	4,425,687
5.82%, 02/01/34 (a)(b)	4,879,000	4,921,740
6.38%, 06/08/34 (a)(b)	6,960,000	7,275,566
6.05%, 02/01/35 (a)(b)	3,985,000	4,070,837
5.88%, 07/26/35 (a)(b)	4,035,000	4,073,776
6.18%, 01/30/36 (a)(b)	6,960,000	6,935,153
Citibank NA
5.57%, 04/30/34 (a)	7,765,000	7,988,632

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citigroup, Inc.
2.57%, 06/03/31 (a)(b)	14,000,000	12,474,560
2.56%, 05/01/32 (a)(b)	11,970,000	10,403,366
6.63%, 06/15/32	3,990,000	4,302,297
2.52%, 11/03/32 (a)(b)	6,995,000	5,978,836
3.06%, 01/25/33 (a)(b)	11,875,000	10,407,012
5.88%, 02/22/33	1,955,000	2,019,104
3.79%, 03/17/33 (a)(b)	12,153,000	11,120,846
4.91%, 05/24/33 (a)(b)	9,900,000	9,706,059
6.00%, 10/31/33	2,895,000	3,010,742
6.27%, 11/17/33 (a)(b)	10,925,000	11,597,980
6.17%, 05/25/34 (a)(b)	12,600,000	12,886,776
5.83%, 02/13/35 (a)(b)	9,865,000	9,808,769
5.45%, 06/11/35 (a)(b)	9,845,000	9,911,848
6.02%, 01/24/36 (a)(b)	11,850,000	11,952,621
5.33%, 03/27/36 (a)(b)	8,000,000	7,969,280
5.41%, 09/19/39 (a)(b)	4,365,000	4,175,123
Citizens Financial Group, Inc.
3.25%, 04/30/30 (a)	3,145,000	2,890,632
5.72%, 07/23/32 (a)(b)	5,045,000	5,140,048
2.64%, 09/30/32 (a)	2,465,000	2,028,350
6.65%, 04/25/35 (a)(b)	2,535,000	2,697,367
5.64%, 05/21/37 (a)(b)	1,705,000	1,666,348
Comerica Bank
5.33%, 08/25/33 (a)(b)	2,115,000	2,043,957
Credit Suisse USA LLC
7.13%, 07/15/32	3,000,000	3,385,440
Deutsche Bank AG
5.88%, 07/08/31 (a)(b)	1,910,000	1,927,897
3.55%, 09/18/31 (a)(b)	5,910,000	5,441,751
3.73%, 01/14/32 (a)(b)	4,905,000	4,412,685
3.04%, 05/28/32 (a)(b)	3,635,000	3,184,987
3.74%, 01/07/33 (a)(b)	4,900,000	4,306,659
7.08%, 02/10/34 (a)(b)	5,925,000	6,239,262
5.40%, 09/11/35 (a)(b)	4,985,000	4,863,815
Discover Financial Services
6.70%, 11/29/32 (a)	3,040,000	3,266,754
7.96%, 11/02/34 (a)(b)	3,825,000	4,366,773
Fifth Third Bancorp
5.63%, 01/29/32 (a)(b)	4,060,000	4,159,105
4.34%, 04/25/33 (a)(b)	2,445,000	2,302,310
First Citizens BancShares, Inc.
6.25%, 03/12/40 (a)(b)	3,000,000	2,954,880
First Horizon Bank
5.75%, 05/01/30 (a)	1,905,000	1,927,041
Goldman Sachs Capital I
6.35%, 02/15/34	3,800,000	4,019,374
Goldman Sachs Group, Inc.
1.99%, 01/27/32 (a)(b)	9,780,000	8,287,181
2.62%, 04/22/32 (a)(b)	14,565,000	12,720,051
2.38%, 07/21/32 (a)(b)	16,000,000	13,707,360
2.65%, 10/21/32 (a)(b)	11,825,000	10,223,658
6.13%, 02/15/33	4,170,000	4,495,469
3.10%, 02/24/33 (a)(b)	15,885,000	14,005,010
6.56%, 10/24/34 (a)(b)	4,915,000	5,364,133
5.85%, 04/25/35 (a)(b)	9,965,000	10,301,319
5.33%, 07/23/35 (a)(b)	11,920,000	11,873,750
5.02%, 10/23/35 (a)(b)	14,160,000	13,785,043
5.54%, 01/28/36 (a)(b)	11,575,000	11,737,629
HSBC Bank USA NA
5.88%, 11/01/34	1,415,000	1,466,067
HSBC Holdings PLC
2.85%, 06/04/31 (a)(b)	6,195,000	5,567,694
2.36%, 08/18/31 (a)(b)	6,015,000	5,239,306
5.73%, 05/17/32 (a)(b)	5,315,000	5,476,682
2.80%, 05/24/32 (a)(b)	11,645,000	10,188,560
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.87%, 11/22/32 (a)(b)	7,005,000	6,092,249
4.76%, 03/29/33 (a)(b)	8,035,000	7,674,229
5.40%, 08/11/33 (a)(b)	9,870,000	9,966,232
8.11%, 11/03/33 (a)(b)	7,290,000	8,293,396
6.25%, 03/09/34 (a)(b)	9,085,000	9,606,842
6.55%, 06/20/34 (a)(b)	7,860,000	8,199,945
7.40%, 11/13/34 (a)(b)	8,195,000	9,004,666
5.72%, 03/04/35 (a)(b)(c)	5,165,000	5,293,557
5.87%, 11/18/35 (a)(b)	7,060,000	7,010,015
5.45%, 03/03/36 (a)(b)	8,050,000	8,013,050
Huntington Bancshares, Inc.
5.02%, 05/17/33 (a)(b)	1,635,000	1,599,030
5.71%, 02/02/35 (a)(b)	4,885,000	4,939,859
2.49%, 08/15/36 (a)(b)	2,395,000	1,972,953
6.14%, 11/18/39 (a)(b)	2,425,000	2,446,170
ING Groep NV
2.73%, 04/01/32 (a)(b)	2,970,000	2,619,332
4.25%, 03/28/33 (a)(b)	3,980,000	3,765,359
6.11%, 09/11/34 (a)(b)	4,985,000	5,233,303
5.55%, 03/19/35 (a)(b)	5,925,000	5,971,689
5.53%, 03/25/36 (a)(b)	4,000,000	4,007,560
JPMorgan Chase & Co.
8.75%, 09/01/30	1,985,000	2,339,938
2.52%, 04/22/31 (a)(b)	10,780,000	9,677,637
2.96%, 05/13/31 (a)(b)	11,935,000	10,850,228
1.76%, 11/19/31 (a)(b)	5,530,000	4,693,698
1.95%, 02/04/32 (a)(b)	11,955,000	10,174,422
2.58%, 04/22/32 (a)(b)	13,910,000	12,230,646
2.55%, 11/08/32 (a)(b)	11,915,000	10,313,743
2.96%, 01/25/33 (a)(b)	13,900,000	12,280,511
4.59%, 04/26/33 (a)(b)	9,415,000	9,173,882
4.91%, 07/25/33 (a)(b)	17,935,000	17,795,466
5.72%, 09/14/33 (a)(b)	13,885,000	14,278,362
5.35%, 06/01/34 (a)(b)	17,635,000	17,940,967
6.25%, 10/23/34 (a)(b)	11,940,000	12,823,560
5.34%, 01/23/35 (a)(b)	11,850,000	11,961,745
5.77%, 04/22/35 (a)(b)	12,000,000	12,476,160
5.29%, 07/22/35 (a)(b)	13,615,000	13,687,976
4.95%, 10/22/35 (a)(b)	12,025,000	11,776,804
5.50%, 01/24/36 (a)(b)	10,695,000	10,933,285
KeyBank NA
4.90%, 08/08/32	3,015,000	2,882,822
5.00%, 01/26/33 (a)	3,645,000	3,552,308
KeyCorp
5.12%, 04/04/31 (a)(b)	3,000,000	3,013,350
4.79%, 06/01/33 (a)(b)	2,940,000	2,820,401
6.40%, 03/06/35 (a)(b)	4,035,000	4,263,663
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	4,910,000	4,811,947
7.95%, 11/15/33 (a)(b)	4,010,000	4,562,779
5.68%, 01/05/35 (a)(b)	8,385,000	8,479,918
5.59%, 11/26/35 (a)(b)	4,025,000	4,038,685
M&T Bank Corp.
6.08%, 03/13/32 (a)(b)	3,535,000	3,662,967
5.05%, 01/27/34 (a)(b)	4,120,000	3,982,516
5.39%, 01/16/36 (a)(b)	3,650,000	3,583,424
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	5,000,000	4,355,900
2.31%, 07/20/32 (a)(b)	7,315,000	6,277,952
2.49%, 10/13/32 (a)(b)	3,205,000	2,766,844
2.85%, 01/19/33 (a)(b)	4,240,000	3,705,209
4.32%, 04/19/33 (a)(b)	2,975,000	2,838,210
5.13%, 07/20/33 (a)(b)	5,645,000	5,662,161
5.47%, 09/13/33 (a)(b)	2,905,000	2,967,545
5.44%, 02/22/34 (a)(b)	4,710,000	4,812,254
5.41%, 04/19/34 (a)(b)(c)	4,030,000	4,122,327

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.43%, 04/17/35 (a)(b)	6,630,000	6,717,715
5.57%, 01/16/36 (a)(b)	4,200,000	4,294,542
Mizuho Financial Group, Inc.
5.10%, 05/13/31 (a)(b)	2,500,000	2,523,825
2.59%, 05/25/31 (a)(b)	1,970,000	1,761,594
5.74%, 05/27/31 (a)(b)	2,705,000	2,806,383
2.20%, 07/10/31 (a)(b)	4,040,000	3,533,546
1.98%, 09/08/31 (a)(b)	3,125,000	2,687,406
2.56%, 09/13/31	4,010,000	3,442,465
2.17%, 05/22/32 (a)(b)	2,505,000	2,134,135
2.26%, 07/09/32 (a)(b)	2,215,000	1,893,028
5.67%, 09/13/33 (a)(b)	3,095,000	3,192,276
5.75%, 05/27/34 (a)(b)	3,735,000	3,865,650
5.75%, 07/06/34 (a)(b)	4,440,000	4,589,095
5.58%, 05/26/35 (a)(b)	3,065,000	3,134,943
5.59%, 07/10/35 (a)(b)	2,880,000	2,949,466
Morgan Stanley
3.62%, 04/01/31 (a)(b)	11,400,000	10,765,476
1.79%, 02/13/32 (a)(b)	11,005,000	9,220,319
7.25%, 04/01/32	4,085,000	4,649,996
1.93%, 04/28/32 (a)(b)	9,860,000	8,267,610
2.24%, 07/21/32 (a)(b)	13,635,000	11,596,295
2.51%, 10/20/32 (a)(b)	10,000,000	8,585,600
2.94%, 01/21/33 (a)(b)	10,000,000	8,770,300
4.89%, 07/20/33 (a)(b)	7,660,000	7,557,433
6.34%, 10/18/33 (a)(b)	11,760,000	12,614,717
5.25%, 04/21/34 (a)(b)	12,875,000	12,880,021
5.42%, 07/21/34 (a)(b)	9,890,000	10,002,548
6.63%, 11/01/34 (a)(b)	7,995,000	8,722,145
5.47%, 01/18/35 (a)(b)	9,770,000	9,894,861
5.83%, 04/19/35 (a)(b)	11,910,000	12,348,645
5.32%, 07/19/35 (a)(b)	12,885,000	12,880,490
5.59%, 01/18/36 (a)(b)	11,980,000	12,235,414
2.48%, 09/16/36 (a)(b)	11,915,000	9,875,748
5.30%, 04/20/37 (a)(b)	7,940,000	7,789,458
5.95%, 01/19/38 (a)(b)	7,665,000	7,741,727
5.94%, 02/07/39 (a)(b)	5,975,000	6,027,939
NatWest Group PLC
6.02%, 03/02/34 (a)(b)	3,950,000	4,123,484
5.78%, 03/01/35 (a)(b)	5,985,000	6,109,249
3.03%, 11/28/35 (a)(b)	3,340,000	2,954,464
Northern Trust Corp.
1.95%, 05/01/30 (a)	3,855,000	3,399,185
6.13%, 11/02/32 (a)	4,090,000	4,374,460
PNC Financial Services Group, Inc.
2.31%, 04/23/32 (a)(b)	3,902,000	3,364,226
4.81%, 10/21/32 (a)(b)	5,975,000	5,909,693
4.63%, 06/06/33 (a)(b)	3,429,000	3,270,374
6.04%, 10/28/33 (a)(b)	5,924,000	6,215,224
5.07%, 01/24/34 (a)(b)	5,904,000	5,841,595
5.94%, 08/18/34 (a)(b)	3,030,000	3,156,321
6.88%, 10/20/34 (a)(b)	8,900,000	9,844,913
5.68%, 01/22/35 (a)(b)	6,025,000	6,178,276
5.40%, 07/23/35 (a)(b)	5,920,000	5,948,238
5.58%, 01/29/36 (a)(b)	6,840,000	6,960,658
Regions Financial Corp.
5.50%, 09/06/35 (a)(b)	4,030,000	3,977,650
Royal Bank of Canada
4.97%, 05/02/31 (a)(b)	1,500,000	1,508,055
2.30%, 11/03/31	6,045,000	5,188,363
3.88%, 05/04/32	3,870,000	3,630,679
5.00%, 02/01/33	6,875,000	6,862,350
5.00%, 05/02/33	3,445,000	3,434,079
5.15%, 02/01/34	4,925,000	4,962,233
Santander Holdings USA, Inc.
7.66%, 11/09/31 (a)(b)	2,105,000	2,319,773
6.34%, 05/31/35 (a)(b)	2,820,000	2,886,975
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander U.K. Group Holdings PLC
5.69%, 04/15/31 (a)(b)	4,750,000	4,851,555
2.90%, 03/15/32 (a)(b)	2,525,000	2,225,182
State Street Corp.
2.20%, 03/03/31	3,230,000	2,803,672
4.68%, 10/22/32 (a)(b)	3,360,000	3,324,485
2.62%, 02/07/33 (a)(b)	2,545,000	2,200,865
4.42%, 05/13/33 (a)(b)	1,875,000	1,816,369
4.16%, 08/04/33 (a)(b)	3,000,000	2,851,650
4.82%, 01/26/34 (a)(b)	3,115,000	3,060,986
5.16%, 05/18/34 (a)(b)	3,825,000	3,848,983
6.12%, 11/21/34 (a)(b)	1,765,000	1,856,145
5.15%, 02/28/36 (a)(b)	2,875,000	2,885,091
Sumitomo Mitsui Financial Group, Inc.
5.24%, 04/15/30	3,000,000	3,059,580
2.13%, 07/08/30	5,970,000	5,231,213
5.85%, 07/13/30	2,565,000	2,687,068
2.14%, 09/23/30	2,840,000	2,459,241
1.71%, 01/12/31	2,095,000	1,765,980
5.42%, 07/09/31	3,695,000	3,796,834
2.22%, 09/17/31	3,895,000	3,325,902
5.45%, 01/15/32	2,000,000	2,047,460
5.77%, 01/13/33	6,830,000	7,111,055
5.78%, 07/13/33	2,740,000	2,861,437
5.81%, 09/14/33	3,615,000	3,800,522
5.56%, 07/09/34	5,295,000	5,437,541
5.63%, 01/15/35	4,000,000	4,111,360
Synchrony Financial
2.88%, 10/28/31 (a)	3,010,000	2,547,213
Toronto-Dominion Bank
2.00%, 09/10/31	3,505,000	2,996,775
2.45%, 01/12/32	2,480,000	2,116,283
5.30%, 01/30/32	3,000,000	3,051,780
3.20%, 03/10/32	6,310,000	5,631,927
4.46%, 06/08/32	8,000,000	7,724,240
Truist Financial Corp.
1.95%, 06/05/30 (a)	3,020,000	2,628,034
5.15%, 08/05/32 (a)(b)	3,980,000	3,986,647
4.92%, 07/28/33 (a)(b)	3,985,000	3,806,791
6.12%, 10/28/33 (a)(b)	3,050,000	3,206,862
5.12%, 01/26/34 (a)(b)	5,640,000	5,537,239
5.87%, 06/08/34 (a)(b)	6,950,000	7,148,284
5.71%, 01/24/35 (a)(b)	7,775,000	7,942,551
U.S. Bancorp
1.38%, 07/22/30 (a)	4,940,000	4,170,249
2.68%, 01/27/33 (a)(b)	3,139,000	2,695,459
4.97%, 07/22/33 (a)(b)	5,100,000	4,904,925
5.85%, 10/21/33 (a)(b)	5,970,000	6,189,218
4.84%, 02/01/34 (a)(b)	7,960,000	7,732,424
5.84%, 06/12/34 (a)(b)	6,901,000	7,129,423
5.68%, 01/23/35 (a)(b)	7,955,000	8,140,113
5.42%, 02/12/36 (a)(b)	4,870,000	4,906,038
2.49%, 11/03/36 (a)(b)	5,289,000	4,393,255
Wells Fargo & Co.
4.48%, 04/04/31 (a)(b)	9,980,000	9,808,843
3.35%, 03/02/33 (a)(b)	14,910,000	13,378,594
4.90%, 07/25/33 (a)(b)	17,015,000	16,777,981
5.39%, 04/24/34 (a)(b)	14,790,000	14,893,530
5.56%, 07/25/34 (a)(b)	16,895,000	17,194,379
6.49%, 10/23/34 (a)(b)	12,925,000	13,951,374
5.50%, 01/23/35 (a)(b)	11,900,000	12,060,531
5.38%, 02/07/35	2,020,000	2,053,269
5.21%, 12/03/35 (a)(b)	9,850,000	9,781,641
Westpac Banking Corp.
2.15%, 06/03/31	3,945,000	3,441,105
5.41%, 08/10/33 (a)(b)	4,000,000	3,981,280
6.82%, 11/17/33	3,045,000	3,320,633

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.67%, 11/15/35 (a)(b)	6,045,000	5,249,659
5.62%, 11/20/35 (a)(b)	5,900,000	5,862,712
3.02%, 11/18/36 (a)(b)	4,955,000	4,281,863
Zions Bancorp NA
6.82%, 11/19/35 (a)(b)	2,055,000	2,098,155
		1,969,203,587
Brokerage/Asset Managers/Exchanges 2.1%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	1,400,000	1,295,910
5.50%, 08/20/34 (a)	1,610,000	1,593,626
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	1,995,000	1,948,636
5.15%, 05/15/33 (a)	3,000,000	3,026,190
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	2,000,000	2,167,120
6.00%, 12/15/54 (a)(b)	1,990,000	1,921,683
BGC Group, Inc.
6.15%, 04/02/30 (a)(d)	2,750,000	2,741,750
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	4,140,000	4,180,862
4.90%, 01/08/35 (a)	2,025,000	2,024,028
BlackRock, Inc.
2.40%, 04/30/30 (a)	3,565,000	3,230,496
1.90%, 01/28/31 (a)	4,645,000	4,021,548
2.10%, 02/25/32 (a)	4,175,000	3,543,740
4.75%, 05/25/33 (a)	4,965,000	4,962,865
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	3,010,000	2,967,017
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	2,715,000	2,383,851
4.38%, 02/15/32 (a)	1,675,000	1,571,385
6.25%, 04/18/34 (a)	4,070,000	4,172,523
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	2,225,000	2,336,406
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	2,440,000	2,052,577
Brookfield Finance, Inc.
4.35%, 04/15/30 (a)	3,025,000	2,955,425
2.72%, 04/15/31 (a)	1,890,000	1,678,244
6.35%, 01/05/34 (a)	2,675,000	2,849,089
5.68%, 01/15/35 (a)	1,800,000	1,841,958
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	2,010,000	1,711,113
3.00%, 03/16/32 (a)	1,220,000	1,091,949
Charles Schwab Corp.
1.65%, 03/11/31 (a)(e)	2,915,000	2,456,266
2.30%, 05/13/31 (a)(e)	2,925,000	2,552,618
1.95%, 12/01/31 (a)(e)	3,355,000	2,809,846
2.90%, 03/03/32 (a)(e)	3,870,000	3,399,137
5.85%, 05/19/34 (a)(b)(e)	5,105,000	5,332,836
6.14%, 08/24/34 (a)(b)(e)	5,260,000	5,599,217
CI Financial Corp.
3.20%, 12/17/30 (a)	3,850,000	3,365,247
CME Group, Inc.
2.65%, 03/15/32 (a)	2,925,000	2,574,088
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	3,350,000	2,847,802
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)(d)	3,985,000	3,942,998
Intercontinental Exchange, Inc.
2.10%, 06/15/30 (a)	4,895,000	4,333,641
5.25%, 06/15/31 (a)	2,905,000	2,983,609
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.85%, 09/15/32 (a)	6,035,000	4,910,981
4.60%, 03/15/33 (a)	5,825,000	5,713,510
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)(d)	1,640,000	1,589,472
Jefferies Financial Group, Inc.
2.63%, 10/15/31 (a)	4,120,000	3,484,243
2.75%, 10/15/32 (a)	2,060,000	1,705,165
6.20%, 04/14/34 (a)	5,875,000	5,991,384
Lazard Group LLC
6.00%, 03/15/31 (a)	1,560,000	1,621,199
LPL Holdings, Inc.
6.00%, 05/20/34 (a)	1,990,000	2,032,128
5.65%, 03/15/35 (a)	1,740,000	1,722,983
Nasdaq, Inc.
1.65%, 01/15/31 (a)	2,580,000	2,183,918
5.55%, 02/15/34 (a)(c)	4,430,000	4,547,218
Nomura Holdings, Inc.
2.68%, 07/16/30	3,960,000	3,533,310
2.61%, 07/14/31	3,600,000	3,116,520
3.00%, 01/22/32	2,990,000	2,609,732
6.18%, 01/18/33	3,015,000	3,172,745
6.09%, 07/12/33	2,430,000	2,554,999
5.78%, 07/03/34	4,005,000	4,104,885
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	2,040,000	2,049,690
Stifel Financial Corp.
4.00%, 05/15/30 (a)	1,585,000	1,516,940
TPG Operating Group II LP
5.88%, 03/05/34 (a)	2,395,000	2,450,756
		167,079,074
Finance Companies 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.15%, 09/30/30 (a)	3,035,000	3,203,928
5.38%, 12/15/31 (a)	2,950,000	2,973,187
3.30%, 01/30/32 (a)	15,870,000	14,055,583
3.40%, 10/29/33 (a)	6,125,000	5,291,142
5.30%, 01/19/34 (a)	2,915,000	2,898,880
4.95%, 09/10/34 (a)	4,410,000	4,250,005
6.50%, 01/31/56 (a)(b)	1,900,000	1,883,185
Air Lease Corp.
3.13%, 12/01/30 (a)	3,240,000	2,934,824
5.20%, 07/15/31 (a)	2,215,000	2,227,271
2.88%, 01/15/32 (a)	2,945,000	2,562,886
Apollo Debt Solutions BDC
6.70%, 07/29/31 (a)	3,995,000	4,126,755
6.55%, 03/15/32 (a)(d)	1,750,000	1,773,800
Ares Capital Corp.
5.80%, 03/08/32 (a)	3,700,000	3,679,539
ARES Capital Corp.
3.20%, 11/15/31 (a)	2,925,000	2,532,670
Ares Strategic Income Fund
6.20%, 03/21/32 (a)(d)	2,975,000	2,959,917
Blackstone Private Credit Fund
5.25%, 04/01/30 (a)(d)	1,595,000	1,558,108
6.25%, 01/25/31 (a)	1,950,000	1,983,677
6.00%, 01/29/32 (a)	4,020,000	3,983,137
6.00%, 11/22/34 (a)(d)	3,255,000	3,132,905
Blackstone Secured Lending Fund
5.30%, 06/30/30 (a)	1,950,000	1,915,836
Blue Owl Credit Income Corp.
6.65%, 03/15/31 (a)	2,955,000	3,018,237

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GATX Corp.
4.00%, 06/30/30 (a)	1,995,000	1,918,611
1.90%, 06/01/31 (a)	1,550,000	1,294,312
3.50%, 06/01/32 (a)	1,620,000	1,457,287
4.90%, 03/15/33 (a)	1,600,000	1,570,992
5.45%, 09/15/33 (a)	1,565,000	1,580,838
6.05%, 03/15/34 (a)	2,025,000	2,128,194
6.90%, 05/01/34 (a)	1,605,000	1,781,036
Golub Capital Private Credit Fund
5.88%, 05/01/30 (a)(d)	2,000,000	1,980,920
HPS Corporate Lending Fund
5.95%, 04/14/32 (a)(d)	2,100,000	2,077,194
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	1,900,000	1,886,529
Sixth Street Lending Partners
6.13%, 07/15/30 (a)(d)	3,000,000	3,019,590
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30 (a)	1,185,000	1,173,257
		94,814,232
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31	1,940,000	1,680,894
4.00%, 04/13/32	2,050,000	1,929,685
5.20%, 09/13/32	2,005,000	2,027,676
5.40%, 02/25/35	1,905,000	1,917,802
		7,556,057
Insurance 4.8%
ACE Capital Trust II
9.70%, 04/01/30	1,220,000	1,450,482
Aflac, Inc.
3.60%, 04/01/30 (a)	3,975,000	3,817,630
Alleghany Corp.
3.63%, 05/15/30 (a)	2,065,000	1,978,910
Allstate Corp.
1.45%, 12/15/30 (a)	2,330,000	1,946,296
5.25%, 03/30/33 (a)	3,020,000	3,061,434
5.35%, 06/01/33	1,310,000	1,330,567
American Financial Group, Inc.
5.25%, 04/02/30 (a)	1,225,000	1,257,316
American International Group, Inc.
3.40%, 06/30/30 (a)	1,375,000	1,287,344
5.13%, 03/27/33 (a)	2,850,000	2,850,855
3.88%, 01/15/35 (a)	2,000,000	1,804,600
Aon Corp.
2.80%, 05/15/30 (a)	3,840,000	3,500,390
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	1,675,000	1,422,879
2.60%, 12/02/31 (a)	2,095,000	1,824,913
5.00%, 09/12/32 (a)	2,095,000	2,098,813
5.35%, 02/28/33 (a)	2,915,000	2,965,313
Aon North America, Inc.
5.30%, 03/01/31 (a)	2,525,000	2,584,615
5.45%, 03/01/34 (a)	6,775,000	6,900,879
Arch Capital Group Ltd.
7.35%, 05/01/34	1,230,000	1,419,605
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,640,000	1,404,283
5.00%, 02/15/32 (a)	2,000,000	2,000,320
5.50%, 03/02/33 (a)	1,430,000	1,456,784
6.50%, 02/15/34 (a)	1,540,000	1,672,301
5.45%, 07/15/34 (a)	1,970,000	2,001,362
5.15%, 02/15/35 (a)	5,975,000	5,926,841
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Assurant, Inc.
2.65%, 01/15/32 (a)	1,485,000	1,256,548
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	2,025,000	1,841,616
Athene Holding Ltd.
6.15%, 04/03/30 (a)	2,045,000	2,151,524
3.50%, 01/15/31 (a)	1,930,000	1,788,415
6.65%, 02/01/33 (a)	1,630,000	1,735,803
5.88%, 01/15/34 (a)	2,425,000	2,465,449
6.63%, 10/15/54 (a)(b)	2,350,000	2,332,328
AXA SA
8.60%, 12/15/30	3,470,000	4,098,556
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	2,530,000	2,180,025
2.88%, 03/15/32 (a)	4,010,000	3,626,403
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)(c)	2,330,000	2,412,412
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	2,850,000	2,449,489
4.20%, 03/17/32 (a)	2,310,000	2,168,097
5.65%, 06/11/34 (a)	2,375,000	2,417,750
Centene Corp.
3.00%, 10/15/30 (a)	8,745,000	7,654,061
2.50%, 03/01/31 (a)	8,735,000	7,374,262
2.63%, 08/01/31 (a)	5,125,000	4,315,250
Chubb INA Holdings LLC
1.38%, 09/15/30 (a)	3,915,000	3,332,683
5.00%, 03/15/34 (a)	6,260,000	6,272,708
Cincinnati Financial Corp.
6.13%, 11/01/34	1,435,000	1,507,798
CNA Financial Corp.
2.05%, 08/15/30 (a)	2,040,000	1,776,616
5.50%, 06/15/33 (a)	1,990,000	2,028,427
5.13%, 02/15/34 (a)	2,015,000	2,000,714
CNO Financial Group, Inc.
6.45%, 06/15/34 (a)	2,785,000	2,906,203
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	5,915,000	5,471,789
6.05%, 09/15/33 (a)	1,950,000	2,034,045
5.75%, 01/15/34 (a)	3,000,000	3,078,720
6.38%, 09/15/54 (a)(b)	2,935,000	2,919,268
Elevance Health, Inc.
2.25%, 05/15/30 (a)	4,085,000	3,641,451
2.55%, 03/15/31 (a)	3,950,000	3,493,340
4.95%, 11/01/31 (a)	3,020,000	3,031,325
4.10%, 05/15/32 (a)	2,270,000	2,151,642
5.50%, 10/15/32 (a)	2,805,000	2,898,182
4.75%, 02/15/33 (a)	3,845,000	3,767,946
5.38%, 06/15/34 (a)	4,010,000	4,061,368
5.95%, 12/15/34	1,575,000	1,661,641
5.20%, 02/15/35 (a)	4,500,000	4,512,465
Enstar Group Ltd.
3.10%, 09/01/31 (a)	2,075,000	1,792,593
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	1,945,000	1,999,966
6.70%, 03/28/55 (a)(b)	1,900,000	1,892,153
F&G Annuities & Life, Inc.
6.25%, 10/04/34 (a)	1,980,000	1,920,778
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (a)	2,670,000	2,632,593
3.38%, 03/03/31 (a)	2,375,000	2,165,858
5.63%, 08/16/32 (a)	3,010,000	3,070,862
6.00%, 12/07/33 (a)	2,955,000	3,072,816

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	2,460,000	2,269,325
2.45%, 03/15/31 (a)	2,475,000	2,133,846
First American Financial Corp.
4.00%, 05/15/30 (a)	1,785,000	1,702,979
2.40%, 08/15/31 (a)	2,525,000	2,133,297
5.45%, 09/30/34 (a)	1,820,000	1,780,215
Globe Life, Inc.
2.15%, 08/15/30 (a)	1,655,000	1,435,315
4.80%, 06/15/32 (a)	1,650,000	1,603,916
5.85%, 09/15/34 (a)	1,745,000	1,787,753
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	1,275,000	1,120,266
Humana, Inc.
4.88%, 04/01/30 (a)	1,975,000	1,965,757
5.38%, 04/15/31 (a)	4,910,000	4,951,980
2.15%, 02/03/32 (a)	2,965,000	2,434,888
5.88%, 03/01/33 (a)	2,955,000	3,021,960
5.95%, 03/15/34 (a)	3,345,000	3,424,276
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	2,030,000	1,769,450
5.67%, 06/08/32 (a)	1,410,000	1,438,496
Kemper Corp.
2.40%, 09/30/30 (a)	1,660,000	1,444,150
3.80%, 02/23/32 (a)	1,605,000	1,442,911
Lincoln National Corp.
3.40%, 01/15/31 (a)	1,990,000	1,830,462
3.40%, 03/01/32 (a)	1,220,000	1,091,546
5.85%, 03/15/34 (a)	1,405,000	1,444,284
Loews Corp.
3.20%, 05/15/30 (a)	2,025,000	1,895,481
6.00%, 02/01/35	1,250,000	1,343,250
Manulife Financial Corp.
3.70%, 03/16/32 (a)	3,010,000	2,790,782
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 (a)	2,950,000	2,606,384
4.85%, 11/15/31 (a)	3,915,000	3,930,895
2.38%, 12/15/31 (a)	1,645,000	1,417,464
5.75%, 11/01/32 (a)	1,750,000	1,845,848
5.88%, 08/01/33	1,355,000	1,436,381
5.40%, 09/15/33 (a)	2,325,000	2,394,146
5.15%, 03/15/34 (a)	2,140,000	2,163,390
5.00%, 03/15/35 (a)	7,590,000	7,515,390
MetLife, Inc.
6.50%, 12/15/32	2,385,000	2,642,747
5.38%, 07/15/33 (a)	3,915,000	4,035,504
6.38%, 06/15/34	2,985,000	3,265,291
5.30%, 12/15/34 (a)	2,825,000	2,871,528
6.35%, 03/15/55 (a)(b)	3,750,000	3,761,437
Old Republic International Corp.
5.75%, 03/28/34 (a)	1,655,000	1,695,001
PartnerRe Finance B LLC
4.50%, 10/01/50 (a)(b)	1,690,000	1,575,739
Primerica, Inc.
2.80%, 11/19/31 (a)	2,435,000	2,115,114
Principal Financial Group, Inc.
2.13%, 06/15/30 (a)	2,385,000	2,092,551
5.38%, 03/15/33 (a)	1,615,000	1,643,989
Progressive Corp.
3.00%, 03/15/32 (a)	1,800,000	1,610,298
6.25%, 12/01/32	1,630,000	1,768,827
4.95%, 06/15/33 (a)	2,030,000	2,040,252
Prudential Financial, Inc.
5.75%, 07/15/33	1,850,000	1,949,641
5.20%, 03/14/35 (a)	2,500,000	2,503,200
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 10/01/50 (a)(b)	3,130,000	2,828,957
5.13%, 03/01/52 (a)(b)	3,900,000	3,718,962
6.00%, 09/01/52 (a)(b)	4,545,000	4,554,181
6.75%, 03/01/53 (a)(b)	1,770,000	1,846,606
6.50%, 03/15/54 (a)(b)	4,065,000	4,151,625
Prudential Funding Asia PLC
3.13%, 04/14/30	3,860,000	3,597,597
3.63%, 03/24/32 (a)	1,450,000	1,337,031
Reinsurance Group of America, Inc.
3.15%, 06/15/30 (a)	2,410,000	2,216,043
6.00%, 09/15/33 (a)	1,570,000	1,629,220
5.75%, 09/15/34 (a)	2,550,000	2,594,854
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	2,990,000	3,044,747
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	1,840,000	1,643,175
Travelers Property Casualty Corp.
6.38%, 03/15/33	2,005,000	2,218,172
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	5,025,000	4,441,246
4.90%, 04/15/31 (a)	3,730,000	3,776,923
2.30%, 05/15/31 (a)	5,750,000	5,034,585
4.95%, 01/15/32 (a)	6,020,000	6,061,056
4.20%, 05/15/32 (a)	5,820,000	5,594,941
5.35%, 02/15/33 (a)	8,005,000	8,210,728
4.50%, 04/15/33 (a)	5,935,000	5,742,647
5.00%, 04/15/34 (a)	5,180,000	5,155,861
5.15%, 07/15/34 (a)	7,765,000	7,818,190
Voya Financial, Inc.
5.00%, 09/20/34 (a)	1,615,000	1,557,167
Willis North America, Inc.
5.35%, 05/15/33 (a)	2,913,000	2,938,664
		390,179,450
REITs 4.0%
Agree LP
2.90%, 10/01/30 (a)	1,355,000	1,225,110
4.80%, 10/01/32 (a)	1,165,000	1,136,469
2.60%, 06/15/33 (a)	1,305,000	1,065,807
5.63%, 06/15/34 (a)	1,745,000	1,766,725
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30 (a)	1,850,000	1,829,520
4.90%, 12/15/30 (a)	2,675,000	2,666,386
3.38%, 08/15/31 (a)	3,065,000	2,796,046
2.00%, 05/18/32 (a)	3,470,000	2,830,791
1.88%, 02/01/33 (a)	4,040,000	3,182,106
2.95%, 03/15/34 (a)	3,270,000	2,731,627
American Assets Trust LP
3.38%, 02/01/31 (a)	1,975,000	1,739,659
6.15%, 10/01/34 (a)	2,090,000	2,087,032
American Homes 4 Rent LP
2.38%, 07/15/31 (a)	1,825,000	1,566,635
3.63%, 04/15/32 (a)	2,290,000	2,080,305
5.50%, 02/01/34 (a)	2,365,000	2,368,193
5.50%, 07/15/34 (a)	2,090,000	2,086,175
5.25%, 03/15/35 (a)	1,900,000	1,865,287
Americold Realty Operating Partnership LP
5.60%, 05/15/32 (a)(f)	1,500,000	1,507,500
5.41%, 09/12/34 (a)	1,965,000	1,918,429
AvalonBay Communities, Inc.
2.45%, 01/15/31 (a)	2,202,000	1,949,497
2.05%, 01/15/32 (a)	2,810,000	2,380,604
5.00%, 02/15/33 (a)	1,455,000	1,449,005
5.30%, 12/07/33 (a)	1,585,000	1,610,043
5.35%, 06/01/34 (a)	1,575,000	1,597,869

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boston Properties LP
3.25%, 01/30/31 (a)	4,800,000	4,300,992
2.55%, 04/01/32 (a)	3,440,000	2,834,285
2.45%, 10/01/33 (a)	3,405,000	2,665,843
6.50%, 01/15/34 (a)	2,940,000	3,100,112
5.75%, 01/15/35 (a)	3,380,000	3,345,930
Brixmor Operating Partnership LP
4.05%, 07/01/30 (a)	3,235,000	3,097,448
2.50%, 08/16/31 (a)	1,925,000	1,653,787
5.20%, 04/01/32 (a)	1,500,000	1,498,710
5.50%, 02/15/34 (a)	1,650,000	1,655,693
5.75%, 02/15/35 (a)	1,680,000	1,706,242
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,525,000	1,292,758
Camden Property Trust
2.80%, 05/15/30 (a)	3,080,000	2,811,270
4.90%, 01/15/34 (a)	1,435,000	1,412,270
COPT Defense Properties LP
2.75%, 04/15/31 (a)	2,335,000	2,025,916
2.90%, 12/01/33 (a)	1,640,000	1,328,334
Cousins Properties LP
5.38%, 02/15/32 (a)	1,600,000	1,592,176
5.88%, 10/01/34 (a)	1,995,000	2,011,698
CubeSmart LP
2.00%, 02/15/31 (a)	1,795,000	1,525,194
2.50%, 02/15/32 (a)	2,025,000	1,710,720
DOC Dr. LLC
2.63%, 11/01/31 (a)	2,110,000	1,826,943
EPR Properties
3.60%, 11/15/31 (a)	1,625,000	1,450,719
ERP Operating LP
1.85%, 08/01/31 (a)	1,848,000	1,560,913
4.65%, 09/15/34 (a)	2,455,000	2,354,468
Essential Properties LP
2.95%, 07/15/31 (a)	1,640,000	1,422,093
Essex Portfolio LP
1.65%, 01/15/31 (a)	1,410,000	1,182,426
2.55%, 06/15/31 (a)	985,000	861,589
2.65%, 03/15/32 (a)	2,505,000	2,144,280
5.50%, 04/01/34 (a)	2,195,000	2,216,599
Extra Space Storage LP
5.50%, 07/01/30 (a)	3,000,000	3,078,390
2.20%, 10/15/30 (a)	1,515,000	1,320,368
5.90%, 01/15/31 (a)	2,390,000	2,487,584
2.55%, 06/01/31 (a)	1,910,000	1,656,791
2.40%, 10/15/31 (a)	2,335,000	1,985,824
2.35%, 03/15/32 (a)	2,235,000	1,870,449
5.40%, 02/01/34 (a)	2,405,000	2,406,419
5.35%, 01/15/35 (a)	1,700,000	1,689,239
Federal Realty OP LP
3.50%, 06/01/30 (a)	1,578,000	1,475,398
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,200,000	2,692,512
Healthpeak OP LLC
2.88%, 01/15/31 (a)	2,420,000	2,166,650
5.25%, 12/15/32 (a)	2,865,000	2,874,884
5.38%, 02/15/35 (a)	1,750,000	1,744,942
Highwoods Realty LP
2.60%, 02/01/31 (a)	1,635,000	1,390,142
7.65%, 02/01/34 (a)	1,365,000	1,524,828
Host Hotels & Resorts LP
3.50%, 09/15/30 (a)	2,705,000	2,479,890
2.90%, 12/15/31 (a)	1,800,000	1,561,716
5.70%, 07/01/34 (a)	2,450,000	2,447,746
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Invitation Homes Operating Partnership LP
5.45%, 08/15/30 (a)	1,895,000	1,942,470
2.00%, 08/15/31 (a)	2,490,000	2,084,205
4.15%, 04/15/32 (a)	2,325,000	2,169,341
5.50%, 08/15/33 (a)	1,315,000	1,324,074
2.70%, 01/15/34 (a)	1,680,000	1,369,318
4.88%, 02/01/35 (a)	1,950,000	1,867,671
Kilroy Realty LP
2.50%, 11/15/32 (a)	1,704,000	1,350,539
2.65%, 11/15/33 (a)	1,815,000	1,413,413
Kimco Realty OP LLC
2.70%, 10/01/30 (a)	2,090,000	1,885,347
2.25%, 12/01/31 (a)	1,695,000	1,442,309
3.20%, 04/01/32 (a)	2,240,000	1,990,755
4.60%, 02/01/33 (a)	2,530,000	2,444,891
6.40%, 03/01/34 (a)	2,125,000	2,283,440
4.85%, 03/01/35 (a)	1,900,000	1,829,377
Kite Realty Group LP
4.95%, 12/15/31 (a)	1,420,000	1,397,365
5.50%, 03/01/34 (a)	1,405,000	1,406,728
Kite Realty Group Trust
4.75%, 09/15/30 (a)	1,665,000	1,642,523
LXP Industrial Trust
2.70%, 09/15/30 (a)	1,650,000	1,453,865
2.38%, 10/01/31 (a)	1,580,000	1,318,905
Mid-America Apartments LP
1.70%, 02/15/31 (a)	1,700,000	1,434,052
5.30%, 02/15/32 (a)	1,645,000	1,672,998
5.00%, 03/15/34 (a)	1,395,000	1,380,004
4.95%, 03/01/35 (a)	1,250,000	1,220,075
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,635,000	1,418,902
NNN REIT, Inc.
2.50%, 04/15/30 (a)	1,500,000	1,340,040
5.60%, 10/15/33 (a)	1,950,000	1,976,676
5.50%, 06/15/34 (a)	1,955,000	1,966,515
Omega Healthcare Investors, Inc.
3.38%, 02/01/31 (a)	2,759,000	2,489,777
3.25%, 04/15/33 (a)	2,815,000	2,388,190
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,275,000	1,096,628
5.75%, 07/15/34 (a)	1,550,000	1,562,447
4.95%, 01/15/35 (a)	1,265,000	1,202,079
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	1,185,000	1,040,655
2.75%, 04/01/32 (a)	1,175,000	949,447
Prologis LP
2.25%, 04/15/30 (a)	4,055,000	3,622,494
1.75%, 07/01/30 (a)	1,380,000	1,186,938
1.25%, 10/15/30 (a)	2,495,000	2,089,538
1.75%, 02/01/31 (a)	1,825,000	1,548,713
1.63%, 03/15/31 (a)	1,670,000	1,396,838
2.25%, 01/15/32 (a)	2,000,000	1,701,700
4.63%, 01/15/33 (a)	2,560,000	2,511,130
4.75%, 06/15/33 (a)	2,975,000	2,919,219
5.13%, 01/15/34 (a)	2,950,000	2,959,086
5.00%, 03/15/34 (a)	3,215,000	3,196,578
5.00%, 01/31/35 (a)	2,750,000	2,731,080
Public Storage Operating Co.
2.30%, 05/01/31 (a)	2,615,000	2,268,408
2.25%, 11/09/31 (a)	2,175,000	1,864,345
5.10%, 08/01/33 (a)	2,745,000	2,766,960
Realty Income Corp.
3.25%, 01/15/31 (a)	3,810,000	3,502,838
3.20%, 02/15/31 (a)	1,735,000	1,588,028
2.70%, 02/15/32 (a)	1,400,000	1,211,140

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 10/13/32 (a)	3,025,000	3,124,069
2.85%, 12/15/32 (a)	2,590,000	2,230,508
1.80%, 03/15/33 (a)	1,605,000	1,257,678
4.90%, 07/15/33 (a)	2,335,000	2,292,340
5.13%, 02/15/34 (a)	3,120,000	3,094,666
Regency Centers LP
3.70%, 06/15/30 (a)	2,460,000	2,335,745
5.25%, 01/15/34 (a)	1,715,000	1,716,492
5.10%, 01/15/35 (a)	1,120,000	1,106,515
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	1,555,000	1,336,009
2.15%, 09/01/31 (a)	1,625,000	1,362,010
Sabra Health Care LP
3.20%, 12/01/31 (a)	3,205,000	2,778,543
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	1,580,000	1,387,382
2.85%, 01/15/32 (a)	1,395,000	1,202,532
6.10%, 04/01/34 (a)	1,190,000	1,226,450
5.65%, 01/15/35 (a)	1,580,000	1,567,644
Simon Property Group LP
2.65%, 07/15/30 (a)	2,915,000	2,638,629
2.20%, 02/01/31 (a)	2,890,000	2,506,150
2.25%, 01/15/32 (a)	2,530,000	2,141,847
2.65%, 02/01/32 (a)	2,765,000	2,396,287
5.50%, 03/08/33 (a)	2,645,000	2,708,268
6.25%, 01/15/34 (a)	1,940,000	2,081,290
4.75%, 09/26/34 (a)	4,040,000	3,876,663
Store Capital LLC
5.40%, 04/30/30 (a)(d)	1,200,000	1,202,040
2.75%, 11/18/30 (a)	1,405,000	1,233,955
2.70%, 12/01/31 (a)	1,515,000	1,284,220
Sun Communities Operating LP
2.70%, 07/15/31 (a)	2,850,000	2,481,096
4.20%, 04/15/32 (a)	2,440,000	2,288,696
5.70%, 01/15/33 (a)	1,555,000	1,587,297
Tanger Properties LP
2.75%, 09/01/31 (a)	1,570,000	1,354,423
UDR, Inc.
3.00%, 08/15/31 (a)	2,110,000	1,880,221
2.10%, 08/01/32 (a)	1,625,000	1,321,873
1.90%, 03/15/33 (a)	1,435,000	1,124,868
2.10%, 06/15/33 (a)	1,220,000	963,812
5.13%, 09/01/34 (a)	1,225,000	1,203,048
3.10%, 11/01/34 (a)	1,285,000	1,067,951
Ventas Realty LP
4.75%, 11/15/30 (a)	1,930,000	1,920,871
2.50%, 09/01/31 (a)	2,090,000	1,808,352
5.63%, 07/01/34 (a)	1,895,000	1,928,579
5.00%, 01/15/35 (a)	2,185,000	2,115,058
Welltower OP LLC
2.75%, 01/15/31 (a)	2,380,000	2,126,221
2.80%, 06/01/31 (a)	2,805,000	2,495,244
2.75%, 01/15/32 (a)	2,170,000	1,891,567
3.85%, 06/15/32 (a)	2,070,000	1,926,383
WP Carey, Inc.
2.40%, 02/01/31 (a)	2,005,000	1,740,059
2.45%, 02/01/32 (a)	1,420,000	1,192,757
2.25%, 04/01/33 (a)	1,710,000	1,374,515
5.38%, 06/30/34 (a)	1,610,000	1,600,243
		323,181,120
		2,952,013,520

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 52.4%
Basic Industry 2.6%
Air Products & Chemicals, Inc.
2.05%, 05/15/30 (a)	3,545,000	3,146,436
4.75%, 02/08/31 (a)	2,360,000	2,378,266
4.80%, 03/03/33 (a)	2,335,000	2,335,210
4.85%, 02/08/34 (a)	4,560,000	4,538,979
Albemarle Corp.
5.05%, 06/01/32 (a)	2,390,000	2,287,565
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	2,794,000	2,575,034
ArcelorMittal SA
6.80%, 11/29/32 (a)	4,025,000	4,336,133
6.00%, 06/17/34 (a)	1,925,000	1,970,603
BHP Billiton Finance USA Ltd.
5.25%, 09/08/30 (a)	3,530,000	3,629,758
5.13%, 02/21/32 (a)	3,000,000	3,035,640
4.90%, 02/28/33 (a)	2,980,000	2,958,306
5.25%, 09/08/33 (a)	5,865,000	5,940,248
5.30%, 02/21/35 (a)	4,900,000	4,948,167
Cabot Corp.
5.00%, 06/30/32 (a)	1,565,000	1,550,555
CF Industries, Inc.
5.15%, 03/15/34	2,920,000	2,838,065
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,090,000	2,672,108
6.30%, 03/15/33 (a)	2,295,000	2,461,571
5.15%, 02/15/34 (a)(c)	2,450,000	2,425,990
4.25%, 10/01/34 (a)	1,895,000	1,732,807
5.35%, 03/15/35 (a)	1,500,000	1,487,100
Eastman Chemical Co.
5.75%, 03/08/33 (a)	1,955,000	2,017,384
5.63%, 02/20/34 (a)	2,955,000	2,990,046
Ecolab, Inc.
1.30%, 01/30/31 (a)	2,370,000	1,971,769
2.13%, 02/01/32 (a)	2,660,000	2,253,978
EIDP, Inc.
2.30%, 07/15/30 (a)	2,023,000	1,808,522
4.80%, 05/15/33 (a)	2,335,000	2,301,936
FMC Corp.
5.65%, 05/18/33 (a)	2,070,000	2,049,445
Freeport-McMoRan, Inc.
4.63%, 08/01/30 (a)	2,390,000	2,338,758
5.40%, 11/14/34 (a)	2,960,000	2,971,367
Georgia-Pacific LLC
8.88%, 05/15/31	1,610,000	1,960,497
Huntsman International LLC
2.95%, 06/15/31 (a)	1,610,000	1,367,679
5.70%, 10/15/34 (a)	1,370,000	1,296,609
Kinross Gold Corp.
6.25%, 07/15/33 (a)	1,990,000	2,098,813
Linde, Inc.
1.10%, 08/10/30 (a)	2,690,000	2,279,264
Lubrizol Corp.
6.50%, 10/01/34	1,300,000	1,462,084
LYB International Finance III LLC
2.25%, 10/01/30 (a)	1,920,000	1,673,683
5.63%, 05/15/33 (a)	1,910,000	1,944,743
5.50%, 03/01/34 (a)	3,030,000	3,011,547
Mosaic Co.
5.45%, 11/15/33 (a)	1,940,000	1,951,388
NewMarket Corp.
2.70%, 03/18/31 (a)	1,605,000	1,407,970

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Newmont Corp.
2.25%, 10/01/30 (a)	3,465,000	3,069,401
2.60%, 07/15/32 (a)(c)	3,365,000	2,910,355
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	2,440,000	2,290,184
5.35%, 03/15/34 (a)	3,845,000	3,884,334
Nucor Corp.
2.70%, 06/01/30 (a)	2,050,000	1,869,272
4.65%, 06/01/30 (a)	2,000,000	1,995,260
3.13%, 04/01/32 (a)	2,140,000	1,914,979
Nutrien Ltd.
2.95%, 05/13/30 (a)	2,135,000	1,956,578
5.25%, 03/12/32 (a)	2,300,000	2,303,542
5.40%, 06/21/34 (a)	2,350,000	2,355,593
4.13%, 03/15/35 (a)	1,550,000	1,394,783
Packaging Corp. of America
5.70%, 12/01/33 (a)	1,615,000	1,666,292
PPG Industries, Inc.
2.55%, 06/15/30 (a)	1,160,000	1,048,617
Rayonier LP
2.75%, 05/17/31 (a)	1,815,000	1,587,762
Reliance, Inc.
2.15%, 08/15/30 (a)	2,035,000	1,768,924
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,610,000	1,807,434
6.13%, 12/15/33	2,970,000	3,182,919
Rio Tinto Finance USA PLC
5.00%, 03/14/32 (a)	5,000,000	5,023,550
5.00%, 03/09/33 (a)	2,490,000	2,503,147
5.25%, 03/14/35 (a)	6,900,000	6,956,028
RPM International, Inc.
2.95%, 01/15/32 (a)	1,195,000	1,045,541
Sherwin-Williams Co.
2.30%, 05/15/30 (a)	1,910,000	1,696,462
4.80%, 09/01/31 (a)	1,795,000	1,790,782
2.20%, 03/15/32 (a)	2,010,000	1,691,516
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)(d)	4,010,000	4,052,987
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)(d)	3,420,000	3,437,305
Steel Dynamics, Inc.
3.45%, 04/15/30 (a)	2,185,000	2,052,545
3.25%, 01/15/31 (a)	1,955,000	1,791,660
5.38%, 08/15/34 (a)	2,580,000	2,583,818
Suzano Austria GmbH
3.75%, 01/15/31 (a)	4,900,000	4,430,433
3.13%, 01/15/32 (a)	3,990,000	3,400,158
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	5,935,000	5,526,435
6.13%, 06/12/33 (a)	5,855,000	6,009,923
8.25%, 01/17/34	1,000,000	1,192,550
Westlake Corp.
3.38%, 06/15/30 (a)	1,155,000	1,077,049
WestRock MWV LLC
7.95%, 02/15/31	1,245,000	1,432,933
Weyerhaeuser Co.
4.00%, 04/15/30 (a)	2,910,000	2,806,259
7.38%, 03/15/32	2,540,000	2,852,623
3.38%, 03/09/33 (a)	1,900,000	1,678,707
WRKCo, Inc.
4.20%, 06/01/32 (a)	1,945,000	1,847,983
3.00%, 06/15/33 (a)	2,375,000	2,040,149
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	2,020,000	1,737,523
		208,070,318
Capital Goods 5.5%
3M Co.
3.05%, 04/15/30 (a)	2,390,000	2,228,101
5.15%, 03/15/35 (a)	2,000,000	1,998,940
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	1,945,000	1,683,009
AGCO Corp.
5.80%, 03/21/34 (a)	2,810,000	2,849,790
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	2,415,000	2,452,867
5.60%, 05/29/34 (a)	1,590,000	1,609,780
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	2,025,000	2,077,711
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	2,105,000	1,888,248
2.69%, 05/25/31 (a)	2,965,000	2,611,216
5.50%, 03/17/35 (a)(d)	3,000,000	3,012,750
Amphenol Corp.
2.20%, 09/15/31 (a)	2,900,000	2,489,940
5.25%, 04/05/34 (a)	2,245,000	2,286,465
5.00%, 01/15/35 (a)	3,010,000	3,007,953
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,605,000	1,462,171
Avery Dennison Corp.
2.65%, 04/30/30 (a)	2,015,000	1,827,605
2.25%, 02/15/32 (a)	2,045,000	1,698,925
5.75%, 03/15/33 (a)	1,575,000	1,612,375
Berry Global, Inc.
5.80%, 06/15/31 (a)	3,120,000	3,259,339
5.65%, 01/15/34 (a)	3,200,000	3,242,112
Boeing Co.
5.15%, 05/01/30 (a)	17,680,000	17,792,622
3.63%, 02/01/31 (a)	5,560,000	5,162,460
6.39%, 05/01/31 (a)	3,780,000	4,030,992
6.13%, 02/15/33	1,750,000	1,822,188
3.60%, 05/01/34 (a)	3,415,000	2,940,827
6.53%, 05/01/34 (a)	9,755,000	10,453,263
3.25%, 02/01/35 (a)	3,070,000	2,524,707
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	2,265,000	1,887,991
Carrier Global Corp.
2.70%, 02/15/31 (a)(d)	2,905,000	2,594,804
5.90%, 03/15/34 (a)	3,345,000	3,520,646
Caterpillar, Inc.
2.60%, 04/09/30 (a)	3,175,000	2,922,969
1.90%, 03/12/31 (a)	1,850,000	1,607,021
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	2,960,000	2,989,008
5.50%, 01/09/35 (a)	5,015,000	5,081,098
Deere & Co.
3.10%, 04/15/30 (a)	2,975,000	2,791,889
7.13%, 03/03/31	1,245,000	1,415,266
5.45%, 01/16/35 (a)	4,500,000	4,665,690
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	3,025,000	2,642,580
Eaton Corp.
4.00%, 11/02/32	2,885,000	2,739,452
4.15%, 03/15/33 (a)	4,985,000	4,764,663
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	2,600,000	2,654,366

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Emerson Electric Co.
1.95%, 10/15/30 (a)	1,965,000	1,722,185
2.20%, 12/21/31 (a)	3,815,000	3,290,666
5.00%, 03/15/35 (a)	2,000,000	2,013,260
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	2,995,000	2,916,621
Flowserve Corp.
3.50%, 10/01/30 (a)	2,030,000	1,871,883
2.80%, 01/15/32 (a)	1,980,000	1,696,880
Fortune Brands Innovations, Inc.
4.00%, 03/25/32 (a)	1,765,000	1,643,127
5.88%, 06/01/33 (a)	2,405,000	2,497,112
GE Capital Funding LLC
4.55%, 05/15/32 (a)	1,905,000	1,859,775
General Dynamics Corp.
3.63%, 04/01/30 (a)	3,945,000	3,794,183
2.25%, 06/01/31 (a)	1,905,000	1,664,913
General Electric Co.
6.75%, 03/15/32	4,995,000	5,577,217
HEICO Corp.
5.35%, 08/01/33 (a)	2,385,000	2,410,043
Hexcel Corp.
5.88%, 02/26/35 (a)	1,200,000	1,224,000
Honeywell International, Inc.
1.95%, 06/01/30 (a)	4,110,000	3,623,047
1.75%, 09/01/31 (a)	5,945,000	4,976,857
4.95%, 09/01/31 (a)	1,930,000	1,962,598
4.75%, 02/01/32 (a)	2,600,000	2,596,412
5.00%, 02/15/33 (a)	4,190,000	4,215,182
4.50%, 01/15/34 (a)	3,995,000	3,860,448
5.00%, 03/01/35 (a)	5,680,000	5,661,142
Howmet Aerospace, Inc.
4.85%, 10/15/31 (a)	1,965,000	1,961,817
Hubbell, Inc.
2.30%, 03/15/31 (a)	1,215,000	1,055,179
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30 (a)	1,963,000	1,888,426
5.75%, 01/15/35 (a)	1,975,000	1,991,669
IDEX Corp.
3.00%, 05/01/30 (a)	2,035,000	1,857,792
2.63%, 06/15/31 (a)	1,960,000	1,711,394
Ingersoll Rand, Inc.
5.31%, 06/15/31 (a)	2,065,000	2,114,395
5.70%, 08/14/33 (a)	3,775,000	3,899,726
5.45%, 06/15/34 (a)	3,010,000	3,057,588
John Deere Capital Corp.
4.70%, 06/10/30	3,890,000	3,929,834
1.45%, 01/15/31	2,475,000	2,102,141
4.90%, 03/07/31	3,370,000	3,427,357
2.00%, 06/17/31	2,375,000	2,048,556
4.40%, 09/08/31	4,550,000	4,506,047
3.90%, 06/07/32	2,131,000	2,022,937
4.35%, 09/15/32	2,425,000	2,366,218
5.15%, 09/08/33	3,990,000	4,070,199
5.10%, 04/11/34	4,030,000	4,079,448
5.05%, 06/12/34	3,170,000	3,189,749
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	2,425,000	2,089,089
2.00%, 09/16/31 (a)	2,110,000	1,779,447
4.90%, 12/01/32 (a)	2,485,000	2,463,878
Kennametal, Inc.
2.80%, 03/01/31 (a)	1,205,000	1,066,979
L3Harris Technologies, Inc.
1.80%, 01/15/31 (a)	2,580,000	2,185,079
5.25%, 06/01/31 (a)	2,990,000	3,045,016
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 07/31/33 (a)	5,895,000	5,970,279
5.35%, 06/01/34 (a)	2,965,000	2,994,887
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	1,670,000	1,460,782
4.70%, 12/15/31 (a)	2,420,000	2,416,927
3.90%, 06/15/32 (a)	3,160,000	2,988,317
5.25%, 01/15/33 (a)	3,910,000	4,016,547
4.75%, 02/15/34 (a)	3,435,000	3,386,257
4.80%, 08/15/34 (a)	2,440,000	2,405,376
3.60%, 03/01/35 (a)	1,680,000	1,498,426
Martin Marietta Materials, Inc.
2.40%, 07/15/31 (a)	3,605,000	3,119,190
5.15%, 12/01/34 (a)	2,900,000	2,885,964
Masco Corp.
2.00%, 10/01/30 (a)	1,235,000	1,063,755
2.00%, 02/15/31 (a)	2,370,000	2,014,453
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	2,040,000	1,916,111
Nordson Corp.
5.80%, 09/15/33 (a)	1,935,000	2,021,901
Northrop Grumman Corp.
4.40%, 05/01/30 (a)	3,153,000	3,119,925
4.70%, 03/15/33 (a)	4,025,000	3,968,972
4.90%, 06/01/34 (a)	3,030,000	3,001,821
nVent Finance SARL
2.75%, 11/15/31 (a)	1,195,000	1,027,592
5.65%, 05/15/33 (a)	1,990,000	1,989,960
Otis Worldwide Corp.
5.13%, 11/19/31 (a)	2,410,000	2,439,161
Owens Corning
3.88%, 06/01/30 (a)	1,205,000	1,150,546
5.70%, 06/15/34 (a)	3,150,000	3,237,696
Parker-Hannifin Corp.
4.20%, 11/21/34 (a)	1,985,000	1,874,217
Pentair Finance SARL
5.90%, 07/15/32 (a)	1,600,000	1,645,872
Regal Rexnord Corp.
6.40%, 04/15/33 (a)	4,875,000	5,060,932
Republic Services, Inc.
4.75%, 07/15/30 (a)	2,000,000	2,010,640
1.45%, 02/15/31 (a)	2,580,000	2,149,217
1.75%, 02/15/32 (a)	2,960,000	2,439,484
2.38%, 03/15/33 (a)	2,800,000	2,328,116
5.00%, 12/15/33 (a)	2,545,000	2,541,819
5.00%, 04/01/34 (a)	3,185,000	3,178,120
5.20%, 11/15/34 (a)	2,070,000	2,092,480
5.15%, 03/15/35 (a)	2,500,000	2,515,675
Rockwell Automation, Inc.
1.75%, 08/15/31 (a)	1,830,000	1,548,930
RTX Corp.
2.25%, 07/01/30 (a)	3,990,000	3,546,751
6.00%, 03/15/31 (a)	3,800,000	4,035,790
1.90%, 09/01/31 (a)	3,990,000	3,345,854
2.38%, 03/15/32 (a)	4,025,000	3,427,287
5.15%, 02/27/33 (a)	4,740,000	4,784,224
6.10%, 03/15/34 (a)	6,020,000	6,458,978
Sonoco Products Co.
3.13%, 05/01/30 (a)	2,585,000	2,369,850
2.85%, 02/01/32 (a)	1,975,000	1,716,690
5.00%, 09/01/34 (a)	2,540,000	2,434,793
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	1,975,000	1,717,045
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	4,110,000	3,667,641

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Textron, Inc.
3.00%, 06/01/30 (a)	2,705,000	2,474,399
2.45%, 03/15/31 (a)	1,815,000	1,582,952
6.10%, 11/15/33 (a)	1,470,000	1,548,792
Timken Co.
4.13%, 04/01/32 (a)	1,425,000	1,323,127
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	2,785,000	2,837,887
5.10%, 06/13/34 (a)	2,060,000	2,068,528
Veralto Corp.
5.45%, 09/18/33 (a)	2,795,000	2,851,040
Vontier Corp.
2.95%, 04/01/31 (a)	2,390,000	2,076,384
Vulcan Materials Co.
3.50%, 06/01/30 (a)	3,200,000	3,016,512
5.35%, 12/01/34 (a)	2,680,000	2,702,083
Waste Connections, Inc.
2.20%, 01/15/32 (a)	2,300,000	1,947,456
3.20%, 06/01/32 (a)	1,990,000	1,782,960
4.20%, 01/15/33 (a)	3,065,000	2,914,325
5.00%, 03/01/34 (a)	3,050,000	3,040,271
Waste Management, Inc.
1.50%, 03/15/31 (a)	3,870,000	3,254,476
4.95%, 07/03/31 (a)	2,830,000	2,881,931
4.80%, 03/15/32 (a)	2,985,000	2,991,179
4.15%, 04/15/32 (a)	3,871,000	3,736,096
4.63%, 02/15/33 (a)	2,130,000	2,110,021
4.88%, 02/15/34 (a)	4,920,000	4,921,476
4.95%, 03/15/35 (a)	5,930,000	5,903,078
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/34 (a)	1,945,000	1,996,912
WW Grainger, Inc.
4.45%, 09/15/34 (a)	1,985,000	1,907,327
Xylem, Inc.
2.25%, 01/30/31 (a)	1,975,000	1,728,678
		445,874,450
Communications 7.0%
America Movil SAB de CV
2.88%, 05/07/30 (a)	3,990,000	3,645,743
4.70%, 07/21/32 (a)	2,990,000	2,930,140
6.38%, 03/01/35	4,000,000	4,320,000
American Tower Corp.
2.10%, 06/15/30 (a)	3,195,000	2,796,552
1.88%, 10/15/30 (a)	3,185,000	2,726,647
2.70%, 04/15/31 (a)	2,785,000	2,464,809
2.30%, 09/15/31 (a)	2,790,000	2,384,111
4.05%, 03/15/32 (a)	2,595,000	2,448,590
5.65%, 03/15/33 (a)	3,255,000	3,358,118
5.55%, 07/15/33 (a)	3,355,000	3,429,078
5.90%, 11/15/33 (a)	2,965,000	3,104,918
5.45%, 02/15/34 (a)	2,530,000	2,569,493
5.40%, 01/31/35 (a)	2,100,000	2,119,467
5.35%, 03/15/35 (a)	1,250,000	1,254,250
AppLovin Corp.
5.38%, 12/01/31 (a)	3,975,000	3,997,896
5.50%, 12/01/34 (a)	4,005,000	4,005,761
AT&T, Inc.
2.75%, 06/01/31 (a)	11,755,000	10,453,251
2.25%, 02/01/32 (a)	9,870,000	8,327,122
2.55%, 12/01/33 (a)	14,710,000	12,072,056
5.40%, 02/15/34 (a)	10,720,000	10,892,592
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	2,465,000	2,056,155
5.10%, 05/11/33 (a)	3,365,000	3,323,947
5.20%, 02/15/34 (a)(c)	2,635,000	2,632,418
British Telecommunications PLC
9.63%, 12/15/30 (g)	10,480,000	12,804,254
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (a)	6,335,000	5,479,268
2.30%, 02/01/32 (a)	3,840,000	3,112,013
4.40%, 04/01/33 (a)	3,960,000	3,582,058
6.65%, 02/01/34 (a)	3,535,000	3,666,785
6.55%, 06/01/34 (a)	5,930,000	6,102,859
Comcast Corp.
3.40%, 04/01/30 (a)	6,255,000	5,920,420
4.25%, 10/15/30 (a)	5,855,000	5,747,795
1.95%, 01/15/31 (a)	5,785,000	4,966,885
1.50%, 02/15/31 (a)	6,875,000	5,749,219
5.50%, 11/15/32 (a)	3,910,000	4,060,574
4.25%, 01/15/33	6,725,000	6,393,794
4.65%, 02/15/33 (a)	3,970,000	3,889,171
7.05%, 03/15/33	3,075,000	3,476,656
4.80%, 05/15/33 (a)	4,025,000	3,962,049
5.30%, 06/01/34 (a)(c)	5,075,000	5,160,209
4.20%, 08/15/34 (a)	4,055,000	3,784,653
Crown Castle, Inc.
3.30%, 07/01/30 (a)	2,970,000	2,729,192
2.25%, 01/15/31 (a)	4,350,000	3,720,511
2.10%, 04/01/31 (a)	3,955,000	3,327,223
2.50%, 07/15/31 (a)	2,575,000	2,201,033
5.10%, 05/01/33 (a)	3,010,000	2,941,673
5.80%, 03/01/34 (a)	2,970,000	3,027,054
5.20%, 09/01/34 (a)	2,820,000	2,757,622
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	13,685,000	16,061,948
9.25%, 06/01/32	2,055,000	2,558,865
Discovery Communications LLC
3.63%, 05/15/30 (a)	3,980,000	3,581,801
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	2,990,000	2,543,354
Fox Corp.
3.50%, 04/08/30 (a)	2,466,000	2,324,822
6.50%, 10/13/33 (a)	4,925,000	5,271,671
Grupo Televisa SAB
8.50%, 03/11/32	1,230,000	1,355,116
Interpublic Group of Cos., Inc.
2.40%, 03/01/31 (a)	2,005,000	1,750,305
5.38%, 06/15/33 (a)	1,210,000	1,219,571
Koninklijke KPN NV
8.38%, 10/01/30	2,385,000	2,763,499
Meta Platforms, Inc.
4.80%, 05/15/30 (a)	3,935,000	4,020,901
4.55%, 08/15/31 (a)	3,840,000	3,850,982
3.85%, 08/15/32 (a)	11,725,000	11,091,264
4.95%, 05/15/33 (a)	6,930,000	7,011,566
4.75%, 08/15/34 (a)	9,855,000	9,790,253
Netflix, Inc.
4.90%, 08/15/34 (a)	3,910,000	3,915,865
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	2,400,000	2,154,048
4.20%, 06/01/30 (a)	2,355,000	2,295,772
2.60%, 08/01/31 (a)	3,200,000	2,800,224
5.30%, 11/01/34 (a)	2,405,000	2,403,509
Orange SA
9.00%, 03/01/31	9,725,000	11,759,373

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Paramount Global
7.88%, 07/30/30	3,245,000	3,565,054
4.95%, 01/15/31 (a)	4,780,000	4,590,091
4.20%, 05/19/32 (a)	3,985,000	3,571,397
5.50%, 05/15/33	1,810,000	1,739,844
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	7,600,000	6,898,140
5.30%, 02/15/34 (a)	5,025,000	4,935,153
Sprint Capital Corp.
8.75%, 03/15/32	7,920,000	9,528,948
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	2,025,000	1,895,420
5.60%, 06/12/34 (a)	1,210,000	1,236,644
Telefonica Europe BV
8.25%, 09/15/30	4,955,000	5,695,921
TELUS Corp.
3.40%, 05/13/32 (a)	3,615,000	3,235,967
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	4,020,000	4,589,111
T-Mobile USA, Inc.
3.88%, 04/15/30 (a)	27,375,000	26,246,602
2.55%, 02/15/31 (a)	9,750,000	8,597,062
2.88%, 02/15/31 (a)	4,050,000	3,630,339
3.50%, 04/15/31 (a)	9,715,000	9,007,262
2.25%, 11/15/31 (a)	4,090,000	3,476,173
2.70%, 03/15/32 (a)	3,980,000	3,443,735
5.13%, 05/15/32 (a)	5,000,000	5,033,700
5.20%, 01/15/33 (a)	5,000,000	5,040,500
5.05%, 07/15/33 (a)	10,220,000	10,156,023
5.75%, 01/15/34 (a)	3,965,000	4,131,173
5.15%, 04/15/34 (a)	4,690,000	4,698,348
4.70%, 01/15/35 (a)	3,465,000	3,337,973
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	2,025,000	2,292,989
Verizon Communications, Inc.
1.50%, 09/18/30 (a)	4,100,000	3,480,162
1.68%, 10/30/30 (a)	4,570,000	3,891,309
7.75%, 12/01/30	2,355,000	2,696,593
1.75%, 01/20/31 (a)	8,815,000	7,455,991
2.55%, 03/21/31 (a)	14,470,000	12,763,119
2.36%, 03/15/32 (a)	17,800,000	15,066,098
5.05%, 05/09/33 (a)	4,095,000	4,114,779
4.50%, 08/10/33	8,525,000	8,187,069
6.40%, 09/15/33	1,530,000	1,666,338
4.40%, 11/01/34 (a)	7,550,000	7,132,485
4.78%, 02/15/35 (a)	8,715,000	8,461,568
Vodafone Group PLC
6.25%, 11/30/32	2,005,000	2,177,049
Walt Disney Co.
2.65%, 01/13/31	9,840,000	8,888,866
6.55%, 03/15/33	1,390,000	1,550,309
6.20%, 12/15/34	3,470,000	3,814,571
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	19,810,000	17,461,326
Weibo Corp.
3.38%, 07/08/30 (a)	3,075,000	2,840,839
		558,622,833
Consumer Cyclical 7.1%
Alibaba Group Holding Ltd.
4.88%, 05/26/30 (a)(d)	4,000,000	4,056,960
2.13%, 02/09/31 (a)	5,970,000	5,215,511
4.50%, 11/28/34 (a)	2,845,000	2,723,206
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amazon.com, Inc.
1.50%, 06/03/30 (a)	8,445,000	7,338,114
2.10%, 05/12/31 (a)	11,325,000	9,888,537
3.60%, 04/13/32 (a)	10,000,000	9,425,100
4.70%, 12/01/32 (a)	8,655,000	8,731,077
4.80%, 12/05/34 (a)	4,620,000	4,669,619
American Honda Finance Corp.
4.60%, 04/17/30	2,800,000	2,775,360
5.85%, 10/04/30	2,000,000	2,104,220
1.80%, 01/13/31	2,150,000	1,817,481
5.05%, 07/10/31	3,035,000	3,056,973
4.85%, 10/23/31	2,750,000	2,737,735
4.90%, 01/10/34 (c)	3,090,000	3,020,135
5.20%, 03/05/35	1,750,000	1,731,783
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32 (a)	3,170,000	2,762,687
5.15%, 09/13/34 (a)	2,215,000	2,093,995
AutoNation, Inc.
4.75%, 06/01/30 (a)	1,775,000	1,743,458
2.40%, 08/01/31 (a)	1,830,000	1,532,826
3.85%, 03/01/32 (a)	2,760,000	2,491,866
5.89%, 03/15/35 (a)	2,000,000	1,996,800
AutoZone, Inc.
4.00%, 04/15/30 (a)	2,840,000	2,741,509
1.65%, 01/15/31 (a)	2,330,000	1,960,881
4.75%, 08/01/32 (a)	2,860,000	2,812,267
4.75%, 02/01/33 (a)	2,245,000	2,193,365
5.20%, 08/01/33 (a)	1,285,000	1,283,098
6.55%, 11/01/33 (a)	1,935,000	2,106,576
5.40%, 07/15/34 (a)	2,710,000	2,736,558
Best Buy Co., Inc.
1.95%, 10/01/30 (a)	2,650,000	2,274,919
Block Financial LLC
3.88%, 08/15/30 (a)	2,600,000	2,441,218
Booking Holdings, Inc.
4.63%, 04/13/30 (a)	5,930,000	5,942,749
BorgWarner, Inc.
5.40%, 08/15/34 (a)	1,920,000	1,898,381
CBRE Services, Inc.
2.50%, 04/01/31 (a)	2,025,000	1,763,087
5.95%, 08/15/34 (a)	3,955,000	4,136,376
Choice Hotels International, Inc.
3.70%, 01/15/31 (a)	1,850,000	1,695,322
5.85%, 08/01/34 (a)	2,415,000	2,420,627
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	6,845,000	6,005,666
1.75%, 04/20/32 (a)	4,025,000	3,373,634
Cummins, Inc.
1.50%, 09/01/30 (a)	3,420,000	2,933,231
5.15%, 02/20/34 (a)	3,010,000	3,060,538
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	2,030,000	2,154,074
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)(c)	2,985,000	2,640,501
Dollar General Corp.
3.50%, 04/03/30 (a)	4,010,000	3,753,320
5.00%, 11/01/32 (a)	2,825,000	2,771,523
5.45%, 07/05/33 (a)(c)	3,920,000	3,934,661
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	3,230,000	2,785,100
DR Horton, Inc.
5.00%, 10/15/34 (a)	2,775,000	2,704,903
eBay, Inc.
2.60%, 05/10/31 (a)	3,000,000	2,643,570
6.30%, 11/22/32 (a)	1,620,000	1,749,357

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Expedia Group, Inc.
2.95%, 03/15/31 (a)	1,955,000	1,752,931
5.40%, 02/15/35 (a)	4,015,000	4,002,915
Ford Motor Co.
9.63%, 04/22/30 (a)	1,775,000	2,028,754
7.45%, 07/16/31	4,315,000	4,593,447
3.25%, 02/12/32 (a)	9,685,000	7,985,864
6.10%, 08/19/32 (a)	6,865,000	6,730,858
Ford Motor Credit Co. LLC
7.20%, 06/10/30 (a)	3,375,000	3,508,717
4.00%, 11/13/30 (a)	6,570,000	5,886,063
6.05%, 03/05/31 (a)	3,975,000	3,921,695
3.63%, 06/17/31 (a)	3,920,000	3,374,062
6.05%, 11/05/31 (a)	4,940,000	4,845,646
6.53%, 03/19/32 (a)	2,500,000	2,501,450
7.12%, 11/07/33 (a)	5,005,000	5,125,470
6.13%, 03/08/34 (a)	6,470,000	6,213,594
6.50%, 02/07/35 (a)	5,025,000	4,930,681
General Motors Co.
5.60%, 10/15/32 (a)	5,025,000	4,989,222
General Motors Financial Co., Inc.
5.85%, 04/06/30 (a)	3,940,000	4,014,584
3.60%, 06/21/30 (a)	4,260,000	3,905,696
2.35%, 01/08/31 (a)	4,050,000	3,429,216
5.75%, 02/08/31 (a)	3,945,000	3,979,953
2.70%, 06/10/31 (a)	4,055,000	3,459,888
5.60%, 06/18/31 (a)	3,985,000	3,992,492
3.10%, 01/12/32 (a)	4,750,000	4,061,440
5.63%, 04/04/32 (a)	2,750,000	2,721,042
6.40%, 01/09/33 (a)	3,970,000	4,095,134
6.10%, 01/07/34 (a)	6,075,000	6,110,113
5.95%, 04/04/34 (a)	5,000,000	4,981,000
5.45%, 09/06/34 (a)	3,120,000	3,002,220
5.90%, 01/07/35 (a)(c)	3,740,000	3,703,385
Genuine Parts Co.
1.88%, 11/01/30 (a)	1,905,000	1,617,116
2.75%, 02/01/32 (a)	2,090,000	1,794,808
6.88%, 11/01/33 (a)	1,475,000	1,639,404
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/31 (a)	2,820,000	2,634,726
3.25%, 01/15/32 (a)	3,192,000	2,766,219
6.75%, 12/01/33 (a)	1,655,000	1,761,317
5.63%, 09/15/34 (a)	3,100,000	3,060,444
Home Depot, Inc.
2.70%, 04/15/30 (a)	5,800,000	5,323,820
1.38%, 03/15/31 (a)	4,900,000	4,079,201
4.85%, 06/25/31 (a)	3,935,000	3,989,972
1.88%, 09/15/31 (a)	3,970,000	3,363,344
3.25%, 04/15/32 (a)	4,990,000	4,551,928
4.50%, 09/15/32 (a)	5,035,000	4,983,139
4.95%, 06/25/34 (a)	6,965,000	6,989,865
Honda Motor Co. Ltd.
2.97%, 03/10/32 (a)	2,985,000	2,629,278
Hyatt Hotels Corp.
5.75%, 04/23/30 (a)(h)	1,730,000	1,778,682
5.38%, 12/15/31 (a)	1,655,000	1,651,409
5.75%, 03/30/32 (a)	2,000,000	2,012,380
5.50%, 06/30/34 (a)	1,410,000	1,385,960
Las Vegas Sands Corp.
6.20%, 08/15/34 (a)	1,820,000	1,832,613
Lear Corp.
3.50%, 05/30/30 (a)	1,455,000	1,349,338
2.60%, 01/15/32 (a)	1,455,000	1,231,468
LKQ Corp.
6.25%, 06/15/33 (a)	2,400,000	2,494,776
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lowe's Cos., Inc.
4.50%, 04/15/30 (a)	4,960,000	4,923,296
1.70%, 10/15/30 (a)	4,570,000	3,900,449
2.63%, 04/01/31 (a)	5,680,000	5,037,422
3.75%, 04/01/32 (a)	6,125,000	5,681,856
5.00%, 04/15/33 (a)	5,120,000	5,112,422
5.15%, 07/01/33 (a)	3,945,000	3,975,100
Magna International, Inc.
2.45%, 06/15/30 (a)	3,030,000	2,689,701
5.50%, 03/21/33 (a)	2,020,000	2,040,402
Marriott International, Inc.
4.63%, 06/15/30 (a)	3,795,000	3,764,223
2.85%, 04/15/31 (a)	4,355,000	3,874,600
5.10%, 04/15/32 (a)	1,800,000	1,793,556
3.50%, 10/15/32 (a)	4,000,000	3,567,720
2.75%, 10/15/33 (a)	2,865,000	2,379,755
5.30%, 05/15/34 (a)	4,110,000	4,101,780
5.35%, 03/15/35 (a)	4,000,000	3,958,200
McDonald's Corp.
4.60%, 05/15/30 (a)	1,820,000	1,819,581
3.60%, 07/01/30 (a)	4,045,000	3,863,096
4.60%, 09/09/32 (a)	3,005,000	2,983,334
4.95%, 08/14/33 (a)	2,315,000	2,326,320
5.20%, 05/17/34 (a)	2,365,000	2,414,831
4.95%, 03/03/35 (a)	3,500,000	3,484,390
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	1,465,000	1,275,781
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	5,695,000	6,712,070
Meritage Homes Corp.
5.65%, 03/15/35 (a)	2,000,000	1,974,640
NVR, Inc.
3.00%, 05/15/30 (a)	3,635,000	3,334,495
O'Reilly Automotive, Inc.
4.20%, 04/01/30 (a)	2,015,000	1,968,353
1.75%, 03/15/31 (a)	1,945,000	1,637,048
4.70%, 06/15/32 (a)	3,340,000	3,272,064
5.00%, 08/19/34 (a)	1,970,000	1,938,047
PACCAR Financial Corp.
5.00%, 03/22/34	1,440,000	1,452,629
PulteGroup, Inc.
7.88%, 06/15/32	1,230,000	1,410,921
6.38%, 05/15/33	1,620,000	1,714,981
6.00%, 02/15/35	1,170,000	1,203,825
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	2,980,000	2,745,712
Rollins, Inc.
5.25%, 02/24/35 (a)(d)	2,000,000	1,992,520
Ross Stores, Inc.
1.88%, 04/15/31 (a)	2,045,000	1,726,716
Sands China Ltd.
4.38%, 06/18/30 (a)(h)	2,765,000	2,612,178
3.25%, 08/08/31 (a)(h)	2,350,000	2,041,774
Starbucks Corp.
2.55%, 11/15/30 (a)	4,735,000	4,227,692
4.90%, 02/15/31 (a)	2,000,000	2,024,480
3.00%, 02/14/32 (a)	3,795,000	3,379,751
4.80%, 02/15/33 (a)	2,110,000	2,096,327
5.00%, 02/15/34 (a)	2,125,000	2,117,605
Tapestry, Inc.
3.05%, 03/15/32 (a)	2,060,000	1,783,651
5.50%, 03/11/35 (a)	3,000,000	2,966,430
Target Corp.
2.65%, 09/15/30 (a)	1,915,000	1,741,903
4.50%, 09/15/32 (a)	3,860,000	3,793,685

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.35%, 11/01/32	1,265,000	1,404,909
4.40%, 01/15/33 (a)	2,050,000	1,993,236
4.50%, 09/15/34 (a)	2,935,000	2,825,877
TJX Cos., Inc.
3.88%, 04/15/30 (a)	2,025,000	1,967,348
1.60%, 05/15/31 (a)	1,950,000	1,645,722
Toyota Motor Corp.
2.36%, 03/25/31 (a)	2,010,000	1,776,760
5.12%, 07/13/33 (a)	2,025,000	2,067,626
Toyota Motor Credit Corp.
3.38%, 04/01/30	4,035,000	3,806,135
4.55%, 05/17/30	2,865,000	2,854,944
5.55%, 11/20/30	4,410,000	4,590,457
1.65%, 01/10/31	2,260,000	1,916,186
5.10%, 03/21/31	3,620,000	3,678,608
1.90%, 09/12/31	1,840,000	1,550,973
4.60%, 10/10/31	2,975,000	2,945,042
2.40%, 01/13/32	1,525,000	1,309,624
4.70%, 01/12/33	1,970,000	1,948,547
4.80%, 01/05/34	3,170,000	3,124,352
5.35%, 01/09/35	3,000,000	3,048,090
Tractor Supply Co.
1.75%, 11/01/30 (a)	2,695,000	2,292,017
5.25%, 05/15/33 (a)	2,915,000	2,942,401
Uber Technologies, Inc.
4.80%, 09/15/34 (a)	6,000,000	5,843,460
VICI Properties LP
5.13%, 11/15/31 (a)	3,015,000	2,979,152
5.13%, 05/15/32 (a)	5,720,000	5,612,121
5.75%, 04/01/34 (a)	2,305,000	2,322,564
Walmart, Inc.
4.00%, 04/15/30 (a)	1,930,000	1,920,118
1.80%, 09/22/31 (a)	7,820,000	6,709,404
4.15%, 09/09/32 (a)	4,945,000	4,838,979
4.10%, 04/15/33 (a)	5,970,000	5,784,870
		572,136,027
Consumer Non-Cyclical 12.9%
Abbott Laboratories
1.40%, 06/30/30 (a)	2,595,000	2,247,659
AbbVie, Inc.
4.95%, 03/15/31 (a)	7,905,000	8,033,061
5.05%, 03/15/34 (a)	11,900,000	11,989,607
4.55%, 03/15/35 (a)	6,750,000	6,518,272
5.20%, 03/15/35 (a)	4,000,000	4,067,600
Adventist Health System
5.43%, 03/01/32 (a)	1,370,000	1,387,057
5.76%, 12/01/34 (a)	1,690,000	1,694,952
Advocate Health & Hospitals Corp.
2.21%, 06/15/30 (a)	1,245,000	1,110,801
Agilent Technologies, Inc.
2.10%, 06/04/30 (a)	2,085,000	1,835,676
2.30%, 03/12/31 (a)	3,235,000	2,812,541
4.75%, 09/09/34 (a)	2,410,000	2,334,471
Altria Group, Inc.
3.40%, 05/06/30 (a)	2,990,000	2,794,095
2.45%, 02/04/32 (a)	6,880,000	5,804,862
6.88%, 11/01/33 (a)	1,980,000	2,181,980
5.63%, 02/06/35 (a)	2,155,000	2,174,632
Amgen, Inc.
2.30%, 02/25/31 (a)	4,865,000	4,253,421
2.00%, 01/15/32 (a)	3,965,000	3,316,643
3.35%, 02/22/32 (a)	3,965,000	3,618,816
4.20%, 03/01/33 (a)	2,955,000	2,802,788
5.25%, 03/02/33 (a)	16,710,000	16,960,316
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	6,930,000	6,607,894
4.90%, 01/23/31 (a)	2,915,000	2,966,916
5.00%, 06/15/34 (a)	3,980,000	4,006,746
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (a)	2,975,000	2,639,271
5.94%, 10/01/32	1,380,000	1,480,602
4.50%, 08/15/33 (a)	1,940,000	1,873,982
Astrazeneca Finance LLC
4.90%, 02/26/31 (a)	3,850,000	3,918,453
2.25%, 05/28/31 (a)	3,025,000	2,650,354
4.88%, 03/03/33 (a)	1,975,000	1,989,714
5.00%, 02/26/34 (a)	5,930,000	5,988,766
AstraZeneca PLC
1.38%, 08/06/30 (a)	5,015,000	4,270,975
Banner Health
1.90%, 01/01/31 (a)	1,255,000	1,083,655
BAT Capital Corp.
4.91%, 04/02/30 (a)	3,980,000	3,987,443
6.34%, 08/02/30 (a)	4,000,000	4,254,000
5.83%, 02/20/31 (a)	3,310,000	3,445,081
2.73%, 03/25/31 (a)	4,855,000	4,302,598
4.74%, 03/16/32 (a)	3,455,000	3,367,381
5.35%, 08/15/32 (a)	4,000,000	4,022,960
7.75%, 10/19/32 (a)	2,420,000	2,776,974
6.42%, 08/02/33 (a)	4,975,000	5,308,474
6.00%, 02/20/34 (a)	3,300,000	3,434,772
Baxter International, Inc.
3.95%, 04/01/30 (a)	2,010,000	1,936,092
1.73%, 04/01/31 (a)	2,535,000	2,122,049
2.54%, 02/01/32 (a)	5,960,000	5,113,442
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	1,250,000	1,075,550
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	2,995,000	2,735,274
1.96%, 02/11/31 (a)	4,085,000	3,486,793
4.30%, 08/22/32 (a)	1,950,000	1,866,228
5.11%, 02/08/34 (a)	2,145,000	2,144,378
Biogen, Inc.
2.25%, 05/01/30 (a)	5,880,000	5,189,394
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	3,190,000	2,879,485
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	1,575,000	1,501,558
Boston Scientific Corp.
2.65%, 06/01/30 (a)	4,760,000	4,342,929
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	4,925,000	4,191,618
5.75%, 02/01/31 (a)	3,875,000	4,099,052
5.10%, 02/22/31 (a)	4,975,000	5,096,440
2.95%, 03/15/32 (a)	6,830,000	6,099,736
5.90%, 11/15/33 (a)	3,940,000	4,212,687
5.20%, 02/22/34 (a)	9,880,000	10,057,445
Brown-Forman Corp.
4.75%, 04/15/33 (a)	2,595,000	2,563,938
Brunswick Corp.
2.40%, 08/18/31 (a)	2,190,000	1,820,087
4.40%, 09/15/32 (a)	1,800,000	1,647,504
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	3,995,000	3,544,044
4.65%, 09/17/34 (a)	3,215,000	3,109,291
Campbell's Co.
2.38%, 04/24/30 (a)	2,030,000	1,813,054
5.40%, 03/21/34 (a)	3,980,000	4,015,104
4.75%, 03/23/35 (a)	3,000,000	2,878,500

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cardinal Health, Inc.
5.45%, 02/15/34 (a)	1,995,000	2,025,364
5.35%, 11/15/34 (a)	3,950,000	3,967,498
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	1,245,000	1,066,255
Cencora, Inc.
2.80%, 05/15/30 (a)	1,925,000	1,762,992
2.70%, 03/15/31 (a)	4,040,000	3,599,478
5.13%, 02/15/34 (a)	1,965,000	1,962,406
5.15%, 02/15/35 (a)	2,725,000	2,725,436
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,620,000	1,392,827
5.60%, 11/15/32 (a)	1,980,000	2,067,496
Cigna Group
2.38%, 03/15/31 (a)	5,910,000	5,160,021
5.13%, 05/15/31 (a)	2,865,000	2,907,603
5.40%, 03/15/33 (a)	3,150,000	3,208,401
5.25%, 02/15/34 (a)	4,950,000	4,975,641
Clorox Co.
1.80%, 05/15/30 (a)	1,950,000	1,699,542
4.60%, 05/01/32 (a)	2,345,000	2,314,421
Coca-Cola Co.
1.65%, 06/01/30	6,435,000	5,618,334
2.00%, 03/05/31	2,980,000	2,606,636
1.38%, 03/15/31	4,890,000	4,121,879
2.25%, 01/05/32	7,440,000	6,497,129
5.00%, 05/13/34 (a)	3,930,000	4,008,757
4.65%, 08/14/34 (a)	2,880,000	2,862,288
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	2,005,000	2,054,443
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (a)	2,735,000	2,228,861
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	1,860,000	1,710,400
4.60%, 03/01/33 (a)(c)	2,055,000	2,060,651
CommonSpirit Health
2.78%, 10/01/30 (a)	2,200,000	1,979,186
5.21%, 12/01/31 (a)	3,085,000	3,116,714
5.32%, 12/01/34 (a)	2,990,000	2,963,269
Conagra Brands, Inc.
8.25%, 09/15/30	1,250,000	1,437,488
Constellation Brands, Inc.
2.88%, 05/01/30 (a)	2,385,000	2,164,936
2.25%, 08/01/31 (a)	3,965,000	3,365,333
4.75%, 05/09/32 (a)	2,730,000	2,665,490
4.90%, 05/01/33 (a)	3,020,000	2,948,788
CVS Health Corp.
3.75%, 04/01/30 (a)	5,930,000	5,598,335
1.75%, 08/21/30 (a)	4,915,000	4,164,283
5.25%, 01/30/31 (a)	2,980,000	3,007,714
1.88%, 02/28/31 (a)	4,855,000	4,061,596
5.55%, 06/01/31 (a)	3,975,000	4,059,389
2.13%, 09/15/31 (a)	4,005,000	3,340,931
5.25%, 02/21/33 (a)	6,910,000	6,826,320
5.30%, 06/01/33 (a)	4,945,000	4,897,330
5.70%, 06/01/34 (a)(c)	4,970,000	5,046,339
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	2,995,000	2,686,305
Diageo Capital PLC
2.00%, 04/29/30 (a)	3,990,000	3,523,409
2.13%, 04/29/32 (a)	2,860,000	2,393,477
5.50%, 01/24/33 (a)	3,010,000	3,102,889
5.63%, 10/05/33 (a)	3,575,000	3,715,140
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eli Lilly & Co.
4.90%, 02/12/32 (a)	3,950,000	4,009,368
4.70%, 02/27/33 (a)	3,890,000	3,894,357
4.70%, 02/09/34 (a)	5,920,000	5,860,386
4.60%, 08/14/34 (a)	4,935,000	4,853,326
5.10%, 02/12/35 (a)	4,990,000	5,089,051
Estee Lauder Cos., Inc.
2.60%, 04/15/30 (a)	2,775,000	2,510,015
1.95%, 03/15/31 (a)	2,435,000	2,078,589
4.65%, 05/15/33 (a)	2,795,000	2,716,740
5.00%, 02/14/34 (a)	2,540,000	2,520,594
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	2,025,000	1,743,282
5.75%, 03/15/35 (a)	1,900,000	1,918,905
GE HealthCare Technologies, Inc.
5.91%, 11/22/32 (a)	6,895,000	7,276,156
General Mills, Inc.
2.88%, 04/15/30 (a)	3,035,000	2,781,790
2.25%, 10/14/31 (a)	2,035,000	1,741,065
4.95%, 03/29/33 (a)	3,835,000	3,799,948
5.25%, 01/30/35 (a)	3,000,000	3,001,200
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	4,025,000	3,446,004
5.25%, 10/15/33 (a)	3,865,000	3,954,281
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/30 (a)	3,250,000	3,251,625
5.38%, 04/15/34	1,925,000	1,992,606
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	7,865,000	7,241,070
Hasbro, Inc.
6.05%, 05/14/34 (a)	1,980,000	2,033,995
HCA, Inc.
3.50%, 09/01/30 (a)	10,655,000	9,891,250
5.45%, 04/01/31 (a)	6,955,000	7,066,141
2.38%, 07/15/31 (a)	3,330,000	2,836,194
5.50%, 03/01/32 (a)	2,750,000	2,776,758
3.63%, 03/15/32 (a)	7,685,000	6,951,697
5.50%, 06/01/33 (a)	4,895,000	4,914,874
5.60%, 04/01/34 (a)	5,350,000	5,377,552
5.45%, 09/15/34 (a)	5,155,000	5,109,584
5.75%, 03/01/35 (a)	6,000,000	6,055,500
Hershey Co.
1.70%, 06/01/30 (a)	1,380,000	1,201,290
4.95%, 02/24/32 (a)	1,990,000	2,010,935
4.50%, 05/04/33 (a)	1,600,000	1,567,920
5.10%, 02/24/35 (a)	1,975,000	1,991,511
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,945,000	3,446,628
Icon Investments Six DAC
6.00%, 05/08/34 (a)	2,005,000	2,049,992
Illumina, Inc.
2.55%, 03/23/31 (a)	2,035,000	1,756,327
Ingredion, Inc.
2.90%, 06/01/30 (a)	2,405,000	2,207,165
J.M. Smucker Co.
2.13%, 03/15/32 (a)	1,955,000	1,627,792
6.20%, 11/15/33 (a)	3,940,000	4,196,455
4.25%, 03/15/35	2,415,000	2,234,841
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.75%, 12/01/31 (a)	1,845,000	1,690,002
3.63%, 01/15/32 (a)	3,715,000	3,351,041
3.00%, 05/15/32 (a)	3,930,000	3,386,009
5.75%, 04/01/33 (a)	6,575,000	6,691,114
6.75%, 03/15/34 (a)	5,945,000	6,428,031

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson & Johnson
1.30%, 09/01/30 (a)	6,805,000	5,837,737
4.90%, 06/01/31 (a)	4,490,000	4,600,050
4.85%, 03/01/32 (a)	4,950,000	5,028,705
4.95%, 05/15/33	2,095,000	2,155,106
4.38%, 12/05/33 (a)	3,355,000	3,318,162
4.95%, 06/01/34 (a)	3,340,000	3,423,867
5.00%, 03/01/35 (a)	5,000,000	5,091,700
Kellanova
2.10%, 06/01/30 (a)	1,880,000	1,667,955
7.45%, 04/01/31	2,510,000	2,843,930
5.25%, 03/01/33 (a)	1,635,000	1,657,874
Kenvue, Inc.
4.90%, 03/22/33 (a)	4,970,000	4,980,536
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	2,940,000	2,733,700
2.25%, 03/15/31 (a)	1,725,000	1,500,491
5.20%, 03/15/31 (a)	2,035,000	2,074,744
4.05%, 04/15/32 (a)	3,445,000	3,276,126
5.30%, 03/15/34 (a)(c)	2,570,000	2,619,730
Kimberly-Clark Corp.
2.00%, 11/02/31 (a)	2,370,000	2,048,059
4.50%, 02/16/33 (a)	1,465,000	1,452,782
Kraft Heinz Foods Co.
3.75%, 04/01/30 (a)	2,840,000	2,719,243
4.25%, 03/01/31 (a)	1,630,000	1,583,724
5.20%, 03/15/32 (a)	1,925,000	1,946,098
6.75%, 03/15/32	1,400,000	1,526,056
5.40%, 03/15/35 (a)	1,750,000	1,765,050
Kroger Co.
2.20%, 05/01/30 (a)	2,000,000	1,775,080
1.70%, 01/15/31 (a)	2,000,000	1,685,640
7.50%, 04/01/31	1,760,000	1,996,210
5.00%, 09/15/34 (a)	8,750,000	8,560,650
Laboratory Corp. of America Holdings
4.35%, 04/01/30 (a)	2,570,000	2,518,189
2.70%, 06/01/31 (a)	2,075,000	1,832,308
4.55%, 04/01/32 (a)	1,925,000	1,875,258
4.80%, 10/01/34 (a)	3,700,000	3,564,173
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	2,065,000	1,856,373
1.85%, 02/15/31 (a)	1,750,000	1,484,350
4.95%, 04/15/33 (a)	2,025,000	2,003,677
4.70%, 10/15/34 (a)	2,090,000	2,000,172
McKesson Corp.
5.10%, 07/15/33 (a)	2,370,000	2,403,038
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	4,000,000	3,910,240
Medtronic, Inc.
4.38%, 03/15/35	7,500,000	7,213,050
Merck & Co., Inc.
4.30%, 05/17/30 (a)	2,985,000	2,971,747
1.45%, 06/24/30 (a)	4,890,000	4,206,133
2.15%, 12/10/31 (a)	7,805,000	6,722,837
4.50%, 05/17/33 (a)	5,780,000	5,680,064
6.50%, 12/01/33 (g)	2,660,000	2,972,071
Mondelez International, Inc.
2.75%, 04/13/30 (a)	2,925,000	2,670,818
1.50%, 02/04/31 (a)	1,995,000	1,673,765
3.00%, 03/17/32 (a)	2,905,000	2,579,843
1.88%, 10/15/32 (a)	2,505,000	2,061,866
4.75%, 08/28/34 (a)	2,000,000	1,956,600
Novartis Capital Corp.
2.20%, 08/14/30 (a)	5,910,000	5,286,672
4.00%, 09/18/31 (a)	1,195,000	1,161,086
4.20%, 09/18/34 (a)	6,500,000	6,203,600
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,350,000	1,082,025
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,225,000	1,066,546
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	1,805,000	1,774,893
PepsiCo, Inc.
1.63%, 05/01/30 (a)	4,010,000	3,499,407
1.40%, 02/25/31 (a)	3,200,000	2,689,152
1.95%, 10/21/31 (a)	5,105,000	4,358,138
3.90%, 07/18/32 (a)	4,950,000	4,721,854
4.45%, 02/15/33 (a)(c)	1,915,000	1,914,426
4.80%, 07/17/34 (a)	3,995,000	3,992,363
5.00%, 02/07/35 (a)	4,750,000	4,794,982
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 (a)	11,905,000	11,969,406
4.75%, 05/19/33 (a)	19,530,000	19,323,568
Pfizer, Inc.
2.63%, 04/01/30 (a)	4,935,000	4,519,621
1.70%, 05/28/30 (a)	3,850,000	3,360,896
1.75%, 08/18/31 (a)	4,110,000	3,485,938
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	2,940,000	2,603,987
5.50%, 09/07/30 (a)	2,620,000	2,726,189
1.75%, 11/01/30 (a)	3,000,000	2,577,300
5.13%, 02/13/31 (a)	5,080,000	5,169,103
4.75%, 11/01/31 (a)	2,970,000	2,962,219
5.75%, 11/17/32 (a)	5,915,000	6,193,833
5.38%, 02/15/33 (a)	8,900,000	9,083,874
5.63%, 09/07/33 (a)	3,950,000	4,098,164
5.25%, 02/13/34 (a)	6,910,000	6,974,954
4.90%, 11/01/34 (a)	3,240,000	3,185,341
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	1,245,000	1,041,318
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	3,935,000	3,705,196
3.50%, 03/01/32 (a)	3,555,000	3,133,875
6.25%, 07/01/33 (a)	3,900,000	4,047,537
6.88%, 05/15/34 (a)	2,005,000	2,165,761
Procter & Gamble Co.
1.20%, 10/29/30	4,900,000	4,158,189
1.95%, 04/23/31	3,985,000	3,490,621
2.30%, 02/01/32	3,390,000	2,995,031
4.05%, 01/26/33	3,280,000	3,204,658
4.55%, 01/29/34	2,980,000	2,967,782
5.80%, 08/15/34	1,620,000	1,757,263
4.55%, 10/24/34	2,000,000	1,995,960
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33 (a)	2,340,000	2,362,300
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	2,960,000	2,720,240
2.80%, 06/30/31 (a)	2,265,000	2,014,106
6.40%, 11/30/33 (a)	3,030,000	3,283,944
5.00%, 12/15/34 (a)	3,470,000	3,416,944
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	4,925,000	4,202,355
Revvity, Inc.
2.55%, 03/15/31 (a)	1,645,000	1,427,959
2.25%, 09/15/31 (a)	1,970,000	1,661,616
Royalty Pharma PLC
2.20%, 09/02/30 (a)	3,950,000	3,419,120
2.15%, 09/02/31 (a)	2,430,000	2,038,478
5.40%, 09/02/34 (a)	1,975,000	1,952,722

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Smith & Nephew PLC
2.03%, 10/14/30 (a)	3,985,000	3,436,385
5.40%, 03/20/34 (a)	2,600,000	2,607,592
Solventum Corp.
5.45%, 03/13/31 (a)	3,910,000	3,987,770
5.60%, 03/23/34 (a)	6,525,000	6,620,656
Stanford Health Care
3.31%, 08/15/30 (a)	1,225,000	1,151,439
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	2,675,000	2,372,030
Stryker Corp.
1.95%, 06/15/30 (a)	3,995,000	3,504,654
4.63%, 09/11/34 (a)	2,855,000	2,782,597
5.20%, 02/10/35 (a)	3,750,000	3,786,037
Sutter Health
2.29%, 08/15/30 (a)	2,800,000	2,486,400
5.16%, 08/15/33 (a)	1,515,000	1,529,059
Sysco Corp.
5.95%, 04/01/30 (a)	3,880,000	4,068,646
5.10%, 09/23/30 (a)	2,700,000	2,742,417
2.45%, 12/14/31 (a)	1,895,000	1,634,021
6.00%, 01/17/34 (a)	2,040,000	2,165,317
5.40%, 03/23/35 (a)	2,100,000	2,114,637
Takeda Pharmaceutical Co. Ltd.
5.30%, 07/05/34 (a)	4,325,000	4,376,078
Thermo Fisher Scientific, Inc.
4.98%, 08/10/30 (a)	2,975,000	3,036,940
2.00%, 10/15/31 (a)	4,725,000	4,046,301
4.95%, 11/21/32 (a)	2,365,000	2,394,113
5.09%, 08/10/33 (a)	3,965,000	4,014,602
5.20%, 01/31/34 (a)	1,995,000	2,029,095
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	3,530,000	3,615,320
4.88%, 08/15/34 (a)	2,015,000	1,952,152
Unilever Capital Corp.
1.38%, 09/14/30 (a)	2,005,000	1,708,060
1.75%, 08/12/31 (a)	3,255,000	2,767,564
5.90%, 11/15/32	3,920,000	4,238,069
5.00%, 12/08/33 (a)	3,215,000	3,266,665
4.63%, 08/12/34 (a)	3,990,000	3,926,838
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	3,155,000	2,767,850
2.65%, 01/15/32 (a)	2,010,000	1,682,109
5.05%, 10/15/34 (a)	1,980,000	1,877,080
UPMC
5.04%, 05/15/33 (a)	2,025,000	2,013,194
Viatris, Inc.
2.70%, 06/22/30 (a)	5,760,000	5,014,944
Whirlpool Corp.
2.40%, 05/15/31 (a)	1,200,000	1,008,192
4.70%, 05/14/32 (a)	1,130,000	1,053,228
5.50%, 03/01/33 (a)	1,235,000	1,213,770
5.75%, 03/01/34 (a)(c)	1,200,000	1,175,100
Wyeth LLC
6.50%, 02/01/34	3,020,000	3,342,325
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	3,015,000	2,633,753
5.20%, 09/15/34 (a)	2,710,000	2,701,843
5.50%, 02/19/35 (a)	2,250,000	2,291,063
Zoetis, Inc.
2.00%, 05/15/30 (a)	3,050,000	2,682,292
5.60%, 11/16/32 (a)	2,930,000	3,055,990
		1,038,900,585
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 6.7%
APA Corp.
6.10%, 02/15/35 (a)(d)	1,310,000	1,306,882
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.49%, 05/01/30 (a)	2,035,000	2,020,104
Boardwalk Pipelines LP
3.40%, 02/15/31 (a)	1,995,000	1,818,901
3.60%, 09/01/32 (a)	2,060,000	1,839,044
5.63%, 08/01/34 (a)	2,370,000	2,387,040
BP Capital Markets America, Inc.
3.63%, 04/06/30 (a)	4,975,000	4,747,792
1.75%, 08/10/30 (a)	4,035,000	3,485,514
2.72%, 01/12/32 (a)	7,800,000	6,847,932
4.81%, 02/13/33 (a)	8,825,000	8,683,888
4.89%, 09/11/33 (a)	5,820,000	5,736,192
4.99%, 04/10/34 (a)	3,972,000	3,933,194
5.23%, 11/17/34 (a)	7,670,000	7,710,881
Burlington Resources LLC
7.20%, 08/15/31	1,675,000	1,893,755
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	1,955,000	1,764,427
7.20%, 01/15/32	1,550,000	1,706,240
6.45%, 06/30/33	1,430,000	1,518,260
5.40%, 12/15/34 (a)(d)	2,760,000	2,730,523
5.85%, 02/01/35	1,375,000	1,396,148
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	1,985,000	1,678,179
Cheniere Energy Partners LP
4.00%, 03/01/31 (a)	6,025,000	5,647,232
3.25%, 01/31/32 (a)	4,710,000	4,144,376
5.95%, 06/30/33 (a)	5,520,000	5,673,456
5.75%, 08/15/34 (a)	4,800,000	4,872,240
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	5,645,000	5,713,530
Chevron Corp.
2.24%, 05/11/30 (a)	5,980,000	5,372,432
Chevron USA, Inc.
4.69%, 04/15/30 (a)	4,300,000	4,338,270
4.82%, 04/15/32 (a)	2,500,000	2,516,525
ConocoPhillips
5.90%, 10/15/32	1,920,000	2,054,650
ConocoPhillips Co.
4.85%, 01/15/32 (a)	2,690,000	2,694,708
5.05%, 09/15/33 (a)	4,060,000	4,074,129
5.00%, 01/15/35 (a)	5,125,000	5,076,671
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	2,110,000	2,123,926
5.40%, 02/15/35 (a)	2,975,000	2,931,178
DCP Midstream Operating LP
8.13%, 08/16/30	1,225,000	1,405,516
3.25%, 02/15/32 (a)	1,700,000	1,484,763
Devon Energy Corp.
7.88%, 09/30/31	2,815,000	3,211,268
7.95%, 04/15/32	1,430,000	1,637,865
5.20%, 09/15/34 (a)	4,880,000	4,708,029
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,960,000	2,679,688
6.25%, 03/15/33 (a)	4,335,000	4,583,526
5.40%, 04/18/34 (a)	5,125,000	5,120,541
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	2,800,000	2,892,316
Enbridge, Inc.
6.20%, 11/15/30 (a)	2,900,000	3,069,766
5.70%, 03/08/33 (a)	8,990,000	9,227,696

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 08/01/33 (a)	4,130,000	3,378,547
5.63%, 04/05/34 (a)	4,685,000	4,761,459
7.20%, 06/27/54 (a)(b)	2,820,000	2,871,578
Energy Transfer LP
5.20%, 04/01/30 (a)	2,600,000	2,630,316
3.75%, 05/15/30 (a)	5,970,000	5,646,784
6.40%, 12/01/30 (a)	3,930,000	4,191,345
5.75%, 02/15/33 (a)	5,890,000	6,029,357
6.55%, 12/01/33 (a)	5,910,000	6,326,419
5.55%, 05/15/34 (a)	4,905,000	4,904,902
5.60%, 09/01/34 (a)	5,030,000	5,040,110
4.90%, 03/15/35 (a)	1,750,000	1,662,798
Enterprise Products Operating LLC
5.35%, 01/31/33 (a)	3,960,000	4,061,614
6.88%, 03/01/33	2,095,000	2,346,421
4.85%, 01/31/34 (a)	3,980,000	3,921,176
6.65%, 10/15/34	1,290,000	1,431,474
4.95%, 02/15/35 (a)	4,375,000	4,318,869
EOG Resources, Inc.
4.38%, 04/15/30 (a)	2,970,000	2,940,656
EQT Corp.
5.75%, 02/01/34 (a)	2,995,000	3,055,259
Expand Energy Corp.
4.75%, 02/01/32 (a)	4,725,000	4,478,308
5.70%, 01/15/35 (a)	3,000,000	3,014,850
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	7,835,000	7,115,747
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	2,180,000	1,845,261
5.50%, 12/01/34 (a)(c)(d)	2,165,000	2,049,497
Hess Corp.
7.30%, 08/15/31	2,485,000	2,813,244
7.13%, 03/15/33	2,165,000	2,450,325
HF Sinclair Corp.
4.50%, 10/01/30 (a)	1,400,000	1,340,556
5.75%, 01/15/31 (a)	2,500,000	2,532,775
6.25%, 01/15/35 (a)	2,950,000	2,964,367
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	1,185,000	1,319,355
7.75%, 03/15/32	1,285,000	1,461,803
7.30%, 08/15/33	2,010,000	2,251,321
5.80%, 03/15/35	2,060,000	2,110,449
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	2,870,000	2,453,362
7.80%, 08/01/31	2,220,000	2,533,442
7.75%, 01/15/32	4,050,000	4,628,705
4.80%, 02/01/33 (a)	3,069,000	2,968,245
5.20%, 06/01/33 (a)	5,825,000	5,776,128
5.40%, 02/01/34 (a)	3,630,000	3,624,773
5.30%, 12/01/34 (a)	3,075,000	3,033,641
Marathon Petroleum Corp.
5.70%, 03/01/35 (a)	3,600,000	3,593,160
MPLX LP
2.65%, 08/15/30 (a)	5,800,000	5,168,728
4.95%, 09/01/32 (a)	3,965,000	3,883,638
5.00%, 03/01/33 (a)	4,380,000	4,274,617
5.50%, 06/01/34 (a)	6,490,000	6,470,854
National Fuel Gas Co.
2.95%, 03/01/31 (a)	2,080,000	1,844,294
5.95%, 03/15/35 (a)	2,100,000	2,140,257
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	3,985,000	4,570,397
6.63%, 09/01/30 (a)	5,660,000	5,952,452
6.13%, 01/01/31 (a)	4,810,000	4,954,781
7.50%, 05/01/31	3,650,000	4,024,198
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.88%, 09/15/31	1,945,000	2,188,533
5.38%, 01/01/32 (a)	3,640,000	3,591,843
5.55%, 10/01/34 (a)	4,675,000	4,579,022
ONEOK, Inc.
3.25%, 06/01/30 (a)	2,025,000	1,869,318
5.80%, 11/01/30 (a)	1,970,000	2,049,470
6.35%, 01/15/31 (a)	2,395,000	2,545,358
4.75%, 10/15/31 (a)	4,950,000	4,857,088
6.10%, 11/15/32 (a)	2,925,000	3,067,769
6.05%, 09/01/33 (a)	5,965,000	6,207,895
5.65%, 09/01/34 (a)	1,985,000	2,004,135
5.05%, 11/01/34 (a)	6,300,000	6,090,399
Ovintiv, Inc.
8.13%, 09/15/30	1,240,000	1,407,673
7.20%, 11/01/31	1,480,000	1,607,354
7.38%, 11/01/31	1,990,000	2,185,179
6.25%, 07/15/33 (a)	2,385,000	2,466,305
6.50%, 08/15/34	2,380,000	2,481,769
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	1,580,000	1,665,683
Phillips 66
2.15%, 12/15/30 (a)	3,400,000	2,953,954
4.65%, 11/15/34 (a)	3,960,000	3,740,576
Phillips 66 Co.
5.25%, 06/15/31 (a)	4,740,000	4,823,187
5.30%, 06/30/33 (a)	3,570,000	3,571,714
4.95%, 03/15/35 (a)	2,000,000	1,926,600
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	4,330,000	3,769,178
2.15%, 01/15/31 (a)	3,985,000	3,474,681
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/30 (a)	2,970,000	2,795,810
5.70%, 09/15/34 (a)	2,570,000	2,596,754
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (a)	7,885,000	7,739,679
Shell Finance U.S., Inc.
2.75%, 04/06/30 (a)	5,710,000	5,256,740
Shell International Finance BV
2.75%, 04/06/30 (a)(c)	1,140,000	1,058,171
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(d)	4,940,000	4,839,767
Suncor Energy, Inc.
7.15%, 02/01/32	2,000,000	2,194,880
5.95%, 12/01/34	2,040,000	2,113,358
Targa Resources Corp.
4.20%, 02/01/33 (a)	2,990,000	2,760,727
6.13%, 03/15/33 (a)	3,635,000	3,793,195
6.50%, 03/30/34 (a)	3,995,000	4,268,977
5.50%, 02/15/35 (a)	3,945,000	3,922,040
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (a)	3,857,000	3,779,204
4.00%, 01/15/32 (a)	4,035,000	3,724,870
Texas Eastern Transmission LP
7.00%, 07/15/32	1,860,000	2,052,975
TotalEnergies Capital SA
5.15%, 04/05/34 (a)	4,825,000	4,883,768
4.72%, 09/10/34 (a)	2,890,000	2,837,604
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (a)	4,885,000	4,702,789
4.63%, 03/01/34 (a)	4,915,000	4,643,151
5.60%, 03/31/34	1,510,000	1,516,931
7.00%, 06/01/65 (a)(b)	3,000,000	2,960,070
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	2,765,000	2,561,441

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Valero Energy Corp.
2.80%, 12/01/31 (a)	1,895,000	1,661,024
7.50%, 04/15/32	2,825,000	3,199,595
Western Midstream Operating LP
6.15%, 04/01/33 (a)	2,980,000	3,073,274
5.45%, 11/15/34 (a)	3,150,000	3,075,881
Williams Cos., Inc.
3.50%, 11/15/30 (a)	3,930,000	3,673,489
7.50%, 01/15/31	1,365,000	1,519,518
2.60%, 03/15/31 (a)	5,880,000	5,169,461
8.75%, 03/15/32	1,875,000	2,253,469
4.65%, 08/15/32 (a)	3,825,000	3,703,671
5.65%, 03/15/33 (a)	2,980,000	3,055,126
5.15%, 03/15/34 (a)	5,035,000	4,969,193
5.60%, 03/15/35 (a)	4,000,000	4,076,560
Woodside Finance Ltd.
5.10%, 09/12/34 (a)	4,965,000	4,823,497
		536,003,149
Industrial Other 0.3%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	2,670,000	2,674,940
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	3,170,000	3,020,408
Cornell University
4.84%, 06/15/34 (a)(c)	2,035,000	2,023,482
Emory University
2.14%, 09/01/30 (a)	1,820,000	1,614,977
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	2,009,000	2,065,714
Johns Hopkins University
4.71%, 07/01/32 (a)	1,214,000	1,222,437
Leland Stanford Junior University
4.68%, 03/01/35 (a)	1,250,000	1,236,388
President & Fellows of Harvard College
4.61%, 02/15/35 (a)(c)	2,970,000	2,934,716
Quanta Services, Inc.
2.90%, 10/01/30 (a)	3,928,000	3,538,774
2.35%, 01/15/32 (a)	1,965,000	1,651,307
5.25%, 08/09/34 (a)	2,590,000	2,559,024
Yale University
1.48%, 04/15/30 (a)	1,615,000	1,408,910
		25,951,077
Technology 9.2%
Accenture Capital, Inc.
4.25%, 10/04/31 (a)	4,735,000	4,651,048
4.50%, 10/04/34 (a)	5,910,000	5,713,374
Adobe, Inc.
4.95%, 04/04/34 (a)	3,065,000	3,090,102
5.30%, 01/17/35 (a)	1,975,000	2,034,704
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	1,990,000	1,891,933
Alphabet, Inc.
1.10%, 08/15/30 (a)	8,915,000	7,594,510
Amdocs Ltd.
2.54%, 06/15/30 (a)	2,610,000	2,322,039
Analog Devices, Inc.
2.10%, 10/01/31 (a)	4,340,000	3,726,628
5.05%, 04/01/34 (a)	2,595,000	2,634,366
Apple, Inc.
4.15%, 05/10/30 (a)	2,030,000	2,041,470
1.65%, 05/11/30 (a)	6,680,000	5,868,447
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 08/20/30 (a)	4,980,000	4,265,270
1.65%, 02/08/31 (a)	10,855,000	9,383,171
1.70%, 08/05/31 (a)	3,800,000	3,251,622
3.35%, 08/08/32 (a)	5,960,000	5,582,672
4.30%, 05/10/33 (a)	4,070,000	4,043,504
Applied Materials, Inc.
1.75%, 06/01/30 (a)	2,875,000	2,514,906
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	2,010,000	1,725,665
5.88%, 04/10/34 (a)	2,030,000	2,056,045
Atlassian Corp.
5.50%, 05/15/34 (a)	2,030,000	2,063,130
Autodesk, Inc.
2.40%, 12/15/31 (a)	3,955,000	3,395,170
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	3,935,000	3,343,530
4.45%, 09/09/34 (a)	3,945,000	3,820,299
Avnet, Inc.
3.00%, 05/15/31 (a)	1,305,000	1,141,927
5.50%, 06/01/32 (a)	1,170,000	1,161,494
Baidu, Inc.
3.43%, 04/07/30 (a)	1,660,000	1,571,771
2.38%, 10/09/30 (a)	1,025,000	913,747
2.38%, 08/23/31 (a)	2,850,000	2,496,999
Broadcom, Inc.
5.00%, 04/15/30 (a)	2,375,000	2,405,471
5.05%, 04/15/30 (a)	3,150,000	3,192,178
4.15%, 11/15/30 (a)	7,180,000	6,954,045
2.45%, 02/15/31 (a)(d)	10,890,000	9,578,408
5.15%, 11/15/31 (a)	6,000,000	6,091,560
4.55%, 02/15/32 (a)	3,585,000	3,497,956
4.15%, 04/15/32 (a)(d)	4,590,000	4,357,562
5.20%, 04/15/32 (a)	4,350,000	4,417,033
4.30%, 11/15/32 (a)	7,850,000	7,496,514
2.60%, 02/15/33 (a)(d)	6,675,000	5,628,026
3.42%, 04/15/33 (a)(d)	8,940,000	7,966,345
3.47%, 04/15/34 (a)(d)	12,895,000	11,357,142
4.80%, 10/15/34 (a)	6,820,000	6,660,276
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31 (a)	3,995,000	3,502,936
Cadence Design Systems, Inc.
4.70%, 09/10/34 (a)	3,905,000	3,815,810
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (a)	3,965,000	3,589,039
5.55%, 08/22/34 (a)	2,425,000	2,406,837
CGI, Inc.
2.30%, 09/14/31 (a)	1,630,000	1,389,379
Cisco Systems, Inc.
4.95%, 02/26/31 (a)	9,855,000	10,051,213
4.95%, 02/24/32 (a)	3,750,000	3,802,387
5.05%, 02/26/34 (a)	9,925,000	10,061,270
5.10%, 02/24/35 (a)	5,040,000	5,107,334
Concentrix Corp.
6.85%, 08/02/33 (a)(c)	2,180,000	2,257,107
Dell International LLC/EMC Corp.
5.00%, 04/01/30 (a)	4,000,000	4,017,400
6.20%, 07/15/30 (a)	3,005,000	3,183,136
5.30%, 04/01/32 (a)	3,900,000	3,926,364
5.75%, 02/01/33 (a)	3,895,000	4,050,255
5.40%, 04/15/34 (a)	3,990,000	4,019,287
4.85%, 02/01/35 (a)	3,170,000	3,026,177
Equifax, Inc.
3.10%, 05/15/30 (a)	2,300,000	2,121,106
2.35%, 09/15/31 (a)	4,015,000	3,445,633

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	2,980,000	3,037,127
Equinix, Inc.
2.15%, 07/15/30 (a)	4,335,000	3,803,226
2.50%, 05/15/31 (a)	3,805,000	3,322,260
3.90%, 04/15/32 (a)	4,755,000	4,434,751
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	1,990,000	1,793,806
Fidelity National Information Services, Inc.
2.25%, 03/01/31 (a)	3,300,000	2,862,453
5.10%, 07/15/32 (a)	2,915,000	2,929,429
Fiserv, Inc.
2.65%, 06/01/30 (a)	3,990,000	3,591,479
5.35%, 03/15/31 (a)	1,980,000	2,032,985
5.60%, 03/02/33 (a)	3,550,000	3,647,802
5.63%, 08/21/33 (a)	5,075,000	5,227,351
5.45%, 03/15/34 (a)	2,955,000	2,996,134
5.15%, 08/12/34 (a)	3,580,000	3,554,188
Flex Ltd.
4.88%, 05/12/30 (a)	2,535,000	2,513,579
5.25%, 01/15/32 (a)	2,030,000	2,016,927
Fortinet, Inc.
2.20%, 03/15/31 (a)	2,020,000	1,756,552
Global Payments, Inc.
2.90%, 05/15/30 (a)	4,015,000	3,641,685
2.90%, 11/15/31 (a)	2,935,000	2,572,821
5.40%, 08/15/32 (a)	2,965,000	3,001,143
Hewlett Packard Enterprise Co.
4.85%, 10/15/31 (a)	4,940,000	4,893,218
5.00%, 10/15/34 (a)	7,930,000	7,725,644
HP, Inc.
3.40%, 06/17/30 (a)	1,955,000	1,819,206
2.65%, 06/17/31 (a)	4,010,000	3,495,838
4.20%, 04/15/32 (a)	2,680,000	2,532,761
5.50%, 01/15/33 (a)	4,265,000	4,328,847
IBM International Capital Pte. Ltd.
4.75%, 02/05/31 (a)	2,030,000	2,033,999
4.90%, 02/05/34 (a)	4,025,000	3,962,612
Intel Corp.
5.00%, 02/21/31 (a)	2,035,000	2,037,096
2.00%, 08/12/31 (a)	4,940,000	4,134,039
4.15%, 08/05/32 (a)	4,955,000	4,602,303
4.00%, 12/15/32	3,055,000	2,806,079
5.20%, 02/10/33 (a)	8,880,000	8,770,243
5.15%, 02/21/34 (a)(c)	3,530,000	3,469,743
International Business Machines Corp.
1.95%, 05/15/30 (a)	5,345,000	4,699,003
2.72%, 02/09/32 (a)	1,875,000	1,650,956
5.00%, 02/10/32 (a)	3,300,000	3,323,463
4.40%, 07/27/32 (a)	3,045,000	2,945,763
5.88%, 11/29/32	2,370,000	2,521,538
4.75%, 02/06/33 (a)	2,985,000	2,954,583
5.20%, 02/10/35 (a)	3,500,000	3,510,745
Intuit, Inc.
1.65%, 07/15/30 (a)	1,925,000	1,668,571
5.20%, 09/15/33 (a)	4,985,000	5,090,832
Jabil, Inc.
3.00%, 01/15/31 (a)	2,435,000	2,181,176
Juniper Networks, Inc.
2.00%, 12/10/30 (a)	1,605,000	1,368,985
Keysight Technologies, Inc.
4.95%, 10/15/34 (a)	2,405,000	2,355,385
KLA Corp.
4.65%, 07/15/32 (a)	3,955,000	3,929,332
4.70%, 02/01/34 (a)	1,980,000	1,946,716
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	2,580,000	2,266,401
6.35%, 02/20/34 (a)	2,000,000	2,077,040
Lam Research Corp.
1.90%, 06/15/30 (a)	2,920,000	2,566,476
Leidos, Inc.
4.38%, 05/15/30 (a)	3,075,000	2,987,178
2.30%, 02/15/31 (a)	3,750,000	3,228,150
5.40%, 03/15/32 (a)	2,000,000	2,014,940
5.75%, 03/15/33 (a)	2,910,000	2,989,676
5.50%, 03/15/35 (a)	2,020,000	2,014,566
Marvell Technology, Inc.
2.95%, 04/15/31 (a)	2,990,000	2,670,907
5.95%, 09/15/33 (a)	2,015,000	2,102,794
Mastercard, Inc.
1.90%, 03/15/31 (a)	2,325,000	2,018,333
2.00%, 11/18/31 (a)	2,825,000	2,413,595
4.35%, 01/15/32 (a)	4,610,000	4,531,446
4.95%, 03/15/32 (a)	1,990,000	2,025,502
4.85%, 03/09/33 (a)	2,900,000	2,923,316
4.88%, 05/09/34 (a)	4,010,000	4,023,794
4.55%, 01/15/35 (a)	4,410,000	4,298,251
Micron Technology, Inc.
5.30%, 01/15/31 (a)	4,180,000	4,228,655
2.70%, 04/15/32 (a)	4,140,000	3,543,840
5.88%, 02/09/33 (a)	3,000,000	3,109,200
5.88%, 09/15/33 (a)	3,535,000	3,677,496
5.80%, 01/15/35 (a)	3,615,000	3,703,206
Microsoft Corp.
1.35%, 09/15/30 (a)	1,760,000	1,522,418
3.50%, 02/12/35 (a)	5,945,000	5,480,398
Moody's Corp.
2.00%, 08/19/31 (a)	2,380,000	2,025,642
4.25%, 08/08/32 (a)	1,995,000	1,926,013
5.00%, 08/05/34 (a)	2,000,000	1,990,000
Motorola Solutions, Inc.
2.30%, 11/15/30 (a)	3,625,000	3,167,453
2.75%, 05/24/31 (a)	3,620,000	3,207,827
5.60%, 06/01/32 (a)	2,175,000	2,248,276
5.40%, 04/15/34 (a)	3,605,000	3,648,981
NetApp, Inc.
2.70%, 06/22/30 (a)	2,777,000	2,486,637
5.50%, 03/17/32 (a)	2,500,000	2,520,575
5.70%, 03/17/35 (a)	2,000,000	1,998,400
NVIDIA Corp.
2.85%, 04/01/30 (a)	5,915,000	5,521,238
2.00%, 06/15/31 (a)	4,935,000	4,305,343
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30 (a)	4,130,000	3,852,257
2.50%, 05/11/31 (a)	4,115,000	3,569,886
2.65%, 02/15/32 (a)	3,925,000	3,361,919
5.00%, 01/15/33 (a)	3,920,000	3,865,708
Oracle Corp.
2.95%, 04/01/30 (a)	12,600,000	11,578,140
4.65%, 05/06/30 (a)	2,990,000	2,984,199
3.25%, 05/15/30 (a)	2,015,000	1,877,698
2.88%, 03/25/31 (a)	12,650,000	11,338,448
5.25%, 02/03/32 (a)	5,050,000	5,117,872
6.25%, 11/09/32 (a)	9,055,000	9,658,244
4.90%, 02/06/33 (a)	6,000,000	5,902,560
4.30%, 07/08/34 (a)	7,010,000	6,523,366
4.70%, 09/27/34 (a)	6,775,000	6,470,193
PayPal Holdings, Inc.
2.30%, 06/01/30 (a)	4,115,000	3,682,020
4.40%, 06/01/32 (a)	3,945,000	3,842,509
5.15%, 06/01/34 (a)	3,335,000	3,348,740

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
QUALCOMM, Inc.
2.15%, 05/20/30 (a)	4,770,000	4,276,448
1.65%, 05/20/32 (a)	4,860,000	3,967,996
4.25%, 05/20/32 (a)(c)	1,910,000	1,865,191
5.40%, 05/20/33 (a)	2,800,000	2,925,076
RELX Capital, Inc.
3.00%, 05/22/30 (a)	2,820,000	2,615,465
4.75%, 05/20/32 (a)	2,050,000	2,024,150
5.25%, 03/27/35 (a)	2,500,000	2,521,325
Roper Technologies, Inc.
2.00%, 06/30/30 (a)	2,425,000	2,118,965
1.75%, 02/15/31 (a)	3,965,000	3,336,706
4.75%, 02/15/32 (a)	1,890,000	1,869,475
4.90%, 10/15/34 (a)	4,010,000	3,920,136
S&P Global, Inc.
1.25%, 08/15/30 (a)	2,355,000	1,996,475
2.90%, 03/01/32 (a)	5,960,000	5,319,896
5.25%, 09/15/33 (a)	3,090,000	3,164,963
Salesforce, Inc.
1.95%, 07/15/31 (a)	5,940,000	5,114,340
ServiceNow, Inc.
1.40%, 09/01/30 (a)	5,955,000	5,026,615
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	2,035,000	1,757,853
Synopsys, Inc.
4.85%, 04/01/30 (a)	7,500,000	7,552,050
5.00%, 04/01/32 (a)	6,000,000	6,019,920
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	2,030,000	1,733,579
6.10%, 04/12/34 (a)	2,380,000	2,449,044
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	1,910,000	1,703,739
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	2,145,000	1,864,112
Texas Instruments, Inc.
1.75%, 05/04/30 (a)	3,065,000	2,689,813
1.90%, 09/15/31 (a)	1,975,000	1,696,189
3.65%, 08/16/32 (a)	1,700,000	1,589,653
4.90%, 03/14/33 (a)	3,445,000	3,488,097
4.85%, 02/08/34 (a)	2,415,000	2,421,207
Trimble, Inc.
6.10%, 03/15/33 (a)	3,185,000	3,338,390
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	5,255,000	4,646,418
4.25%, 04/22/32 (a)(c)	3,700,000	3,636,915
Tyco Electronics Group SA
2.50%, 02/04/32 (a)	2,385,000	2,060,497
VeriSign, Inc.
2.70%, 06/15/31 (a)	3,005,000	2,645,151
5.25%, 06/01/32 (a)	2,000,000	2,018,080
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	2,020,000	2,100,558
5.25%, 06/05/34 (a)	2,365,000	2,382,265
5.25%, 03/15/35 (a)	2,750,000	2,748,488
Visa, Inc.
2.05%, 04/15/30 (a)	5,915,000	5,304,454
1.10%, 02/15/31 (a)	3,820,000	3,190,158
VMware LLC
4.70%, 05/15/30 (a)	2,990,000	2,964,346
2.20%, 08/15/31 (a)	5,930,000	5,044,414
Western Digital Corp.
3.10%, 02/01/32 (a)	2,030,000	1,705,444
Western Union Co.
2.75%, 03/15/31 (a)	1,255,000	1,089,591
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Workday, Inc.
3.80%, 04/01/32 (a)	4,975,000	4,604,910
Xilinx, Inc.
2.38%, 06/01/30 (a)	3,005,000	2,708,827
		736,824,209
Transportation 1.1%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	2,602,156	2,268,481
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,708,828	1,555,734
Canadian National Railway Co.
3.85%, 08/05/32 (a)	3,260,000	3,045,720
5.85%, 11/01/33 (a)	1,140,000	1,205,368
6.25%, 08/01/34	2,045,000	2,229,848
4.38%, 09/18/34 (a)	2,875,000	2,735,591
Canadian Pacific Railway Co.
7.13%, 10/15/31	1,520,000	1,701,746
2.45%, 12/02/31 (a)	5,520,000	4,764,919
5.20%, 03/30/35 (a)	2,000,000	2,001,960
CSX Corp.
4.10%, 11/15/32 (a)	3,790,000	3,622,558
5.20%, 11/15/33 (a)	2,370,000	2,417,969
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	2,733,744	2,298,067
FedEx Corp.
4.25%, 05/15/30 (a)(d)	2,570,000	2,501,021
2.40%, 05/15/31 (a)	750,000	647,745
2.40%, 05/15/31 (a)(d)	3,515,000	3,020,369
4.90%, 01/15/34 (d)	1,940,000	1,891,655
3.90%, 02/01/35 (c)(d)	1,535,000	1,357,462
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,600,000	1,371,968
6.50%, 05/06/34 (a)	1,970,000	2,016,985
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	1,805,589	1,566,638
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (a)(c)	1,878,851	1,749,605
Norfolk Southern Corp.
5.05%, 08/01/30 (a)	2,268,000	2,316,875
2.30%, 05/15/31 (a)	2,080,000	1,817,733
3.00%, 03/15/32 (a)	2,385,000	2,122,340
4.45%, 03/01/33 (a)	1,957,000	1,890,834
5.55%, 03/15/34 (a)	1,635,000	1,698,029
Ryder System, Inc.
6.60%, 12/01/33 (a)	2,390,000	2,604,526
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	2,405,000	2,067,073
Union Pacific Corp.
2.38%, 05/20/31 (a)	3,760,000	3,325,306
2.80%, 02/14/32 (a)	4,868,000	4,327,263
4.50%, 01/20/33 (a)	3,605,000	3,542,598
3.38%, 02/01/35 (a)	1,775,000	1,567,467
5.10%, 02/20/35 (a)	4,000,000	4,034,800
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	1,887,266	1,801,112
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	2,163,382	1,918,271

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Parcel Service, Inc.
4.45%, 04/01/30 (a)	3,100,000	3,104,743
4.88%, 03/03/33 (a)	3,495,000	3,506,534
5.15%, 05/22/34 (a)	3,380,000	3,431,849
		91,048,762
		4,213,431,410

Utility 9.4%
Electric 8.4%
AEP Texas, Inc.
2.10%, 07/01/30 (a)	2,215,000	1,936,087
4.70%, 05/15/32 (a)	1,995,000	1,946,601
5.40%, 06/01/33 (a)	1,860,000	1,872,183
5.70%, 05/15/34 (a)	1,395,000	1,418,464
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	1,885,000	1,886,734
AES Corp.
2.45%, 01/15/31 (a)	3,920,000	3,353,874
5.80%, 03/15/32 (a)	3,000,000	3,030,300
Alabama Power Co.
1.45%, 09/15/30 (a)	2,085,000	1,769,748
3.05%, 03/15/32 (a)	2,765,000	2,472,352
3.94%, 09/01/32 (a)	1,769,000	1,668,025
5.85%, 11/15/33 (a)	1,340,000	1,414,169
Ameren Corp.
3.50%, 01/15/31 (a)	2,945,000	2,737,230
5.38%, 03/15/35 (a)	3,000,000	2,995,080
Ameren Illinois Co.
1.55%, 11/15/30 (a)	1,456,000	1,239,376
3.85%, 09/01/32 (a)	1,990,000	1,863,018
4.95%, 06/01/33 (a)	1,940,000	1,931,542
American Electric Power Co., Inc.
5.95%, 11/01/32 (a)	1,925,000	2,019,594
5.63%, 03/01/33 (a)	3,360,000	3,448,133
6.95%, 12/15/54 (a)(b)	2,350,000	2,403,697
Appalachian Power Co.
2.70%, 04/01/31 (a)	1,925,000	1,703,991
4.50%, 08/01/32 (a)	2,000,000	1,916,440
5.65%, 04/01/34 (a)	1,600,000	1,623,248
Arizona Public Service Co.
2.20%, 12/15/31 (a)	1,875,000	1,580,569
6.35%, 12/15/32 (a)	1,660,000	1,768,249
5.55%, 08/01/33 (a)	2,025,000	2,050,920
5.70%, 08/15/34 (a)	1,635,000	1,669,253
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	1,435,000	1,247,460
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	2,310,000	2,012,380
5.30%, 06/01/34 (a)	1,620,000	1,642,421
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	4,030,000	3,869,284
1.65%, 05/15/31 (a)	2,003,000	1,674,107
Black Hills Corp.
2.50%, 06/15/30 (a)	1,645,000	1,459,773
4.35%, 05/01/33 (a)	1,575,000	1,474,105
6.15%, 05/15/34 (a)	1,815,000	1,902,120
6.00%, 01/15/35 (a)	1,775,000	1,837,640
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,595,000	1,398,018
3.00%, 03/01/32 (a)	1,235,000	1,095,618
4.45%, 10/01/32 (a)	1,910,000	1,852,146
6.95%, 03/15/33	1,340,000	1,502,689
4.95%, 04/01/33 (a)	2,455,000	2,438,601
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 03/01/34 (a)	1,575,000	1,577,347
5.05%, 03/01/35 (a)	1,750,000	1,737,802
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	1,875,000	1,645,706
6.85%, 02/15/55 (a)(b)	1,620,000	1,628,213
6.70%, 05/15/55 (a)(b)	1,840,000	1,820,680
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	2,010,000	1,894,988
3.75%, 12/01/50 (a)(b)	1,465,000	1,288,365
Commonwealth Edison Co.
3.15%, 03/15/32 (a)	1,160,000	1,035,381
4.90%, 02/01/33 (a)	1,710,000	1,698,765
5.30%, 06/01/34 (a)	1,560,000	1,586,224
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	1,750,000	1,496,565
4.90%, 07/01/33 (a)	1,245,000	1,232,687
4.95%, 08/15/34 (a)	1,255,000	1,244,546
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	2,485,000	2,352,425
2.40%, 06/15/31 (a)	3,150,000	2,773,827
5.20%, 03/01/33 (a)	2,060,000	2,094,072
5.50%, 03/15/34 (a)	2,510,000	2,593,106
5.38%, 05/15/34 (a)	1,660,000	1,698,296
5.30%, 03/01/35	1,400,000	1,420,510
5.13%, 03/15/35 (a)	1,500,000	1,502,160
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	2,360,000	2,445,149
6.13%, 01/15/34 (a)	1,905,000	2,009,184
Consumers Energy Co.
3.60%, 08/15/32 (a)	1,495,000	1,379,855
4.63%, 05/15/33 (a)	2,804,000	2,738,667
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,665,000	1,435,913
6.63%, 02/01/32	1,190,000	1,305,085
5.30%, 05/15/33	1,160,000	1,181,889
5.30%, 01/15/35 (a)	1,775,000	1,799,300
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	5,670,000	5,299,069
5.00%, 06/15/30 (a)	3,000,000	3,016,620
2.25%, 08/15/31 (a)	3,415,000	2,909,956
4.35%, 08/15/32 (a)	1,875,000	1,786,612
5.38%, 11/15/32 (a)	3,335,000	3,369,817
6.30%, 03/15/33	1,245,000	1,328,714
5.25%, 08/01/33 (a)	2,050,000	2,040,611
5.45%, 03/15/35 (a)	2,750,000	2,751,650
7.00%, 06/01/54 (a)(b)	3,890,000	4,106,284
DTE Electric Co.
2.63%, 03/01/31 (a)	2,435,000	2,183,318
3.00%, 03/01/32 (a)	1,940,000	1,732,110
5.20%, 04/01/33 (a)	2,460,000	2,490,430
5.20%, 03/01/34 (a)	1,920,000	1,936,301
DTE Energy Co.
5.20%, 04/01/30 (a)	4,250,000	4,305,845
5.85%, 06/01/34 (a)	3,350,000	3,464,536
Duke Energy Carolinas LLC
2.55%, 04/15/31 (a)	2,020,000	1,790,831
2.85%, 03/15/32 (a)	2,110,000	1,858,193
6.45%, 10/15/32	1,405,000	1,532,672
4.95%, 01/15/33 (a)	4,955,000	4,956,734
4.85%, 01/15/34 (a)	2,280,000	2,250,542
5.25%, 03/15/35 (a)	2,760,000	2,795,880
Duke Energy Corp.
2.45%, 06/01/30 (a)	3,330,000	2,969,095
2.55%, 06/15/31 (a)	3,764,000	3,289,962
4.50%, 08/15/32 (a)	4,710,000	4,547,364
5.75%, 09/15/33 (a)	2,325,000	2,420,836

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/15/34 (a)	2,940,000	2,978,984
6.45%, 09/01/54 (a)(b)	3,945,000	3,954,113
Duke Energy Florida LLC
1.75%, 06/15/30 (a)	2,065,000	1,788,662
2.40%, 12/15/31 (a)	2,500,000	2,167,550
5.88%, 11/15/33 (a)	2,390,000	2,522,693
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	1,350,000	1,366,025
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	1,525,000	1,348,009
5.25%, 04/01/33 (a)	1,555,000	1,577,983
Duke Energy Progress LLC
2.00%, 08/15/31 (a)	2,620,000	2,232,502
3.40%, 04/01/32 (a)	1,990,000	1,810,542
5.25%, 03/15/33 (a)	1,965,000	2,000,075
5.10%, 03/15/34 (a)	2,000,000	2,013,940
5.05%, 03/15/35 (a)	3,250,000	3,233,945
Edison International
5.25%, 03/15/32 (a)(c)	2,155,000	2,055,396
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	1,810,000	1,564,274
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	1,693,000	1,713,451
5.30%, 09/15/33 (a)	1,170,000	1,193,657
5.45%, 06/01/34 (a)	1,600,000	1,635,984
Entergy Corp.
2.80%, 06/15/30 (a)	2,215,000	2,005,993
2.40%, 06/15/31 (a)	2,595,000	2,237,565
Entergy Louisiana LLC
1.60%, 12/15/30 (a)	1,225,000	1,034,574
3.05%, 06/01/31 (a)	1,410,000	1,284,242
2.35%, 06/15/32 (a)	2,012,000	1,693,782
4.00%, 03/15/33 (a)	2,935,000	2,733,630
5.35%, 03/15/34 (a)	2,000,000	2,025,900
5.15%, 09/15/34 (a)	2,725,000	2,716,334
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	1,175,000	1,164,660
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	2,407,000	2,038,127
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	1,185,000	1,242,757
5.25%, 03/15/35 (a)	1,000,000	1,003,560
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	1,585,000	1,407,115
4.95%, 04/15/33 (a)	1,375,000	1,359,628
5.40%, 04/01/34 (a)	1,275,000	1,294,954
Evergy, Inc.
6.65%, 06/01/55 (a)(b)	1,955,000	1,927,122
Eversource Energy
1.65%, 08/15/30 (a)	2,370,000	2,011,893
2.55%, 03/15/31 (a)	1,375,000	1,207,126
5.85%, 04/15/31 (a)	2,710,000	2,821,164
3.38%, 03/01/32 (a)	2,600,000	2,332,252
5.13%, 05/15/33 (a)	3,215,000	3,178,703
5.50%, 01/01/34 (a)	2,615,000	2,629,879
5.95%, 07/15/34 (a)	2,645,000	2,748,446
Exelon Corp.
4.05%, 04/15/30 (a)	4,735,000	4,592,666
5.13%, 03/15/31 (a)	2,000,000	2,022,620
3.35%, 03/15/32 (a)	2,305,000	2,081,530
5.30%, 03/15/33 (a)	3,365,000	3,414,230
5.45%, 03/15/34 (a)	2,605,000	2,648,790
6.50%, 03/15/55 (a)(b)	3,950,000	3,933,331
FirstEnergy Corp.
2.25%, 09/01/30 (a)	1,880,000	1,638,740
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FirstEnergy Transmission LLC
5.00%, 01/15/35 (a)	1,480,000	1,453,108
Florida Power & Light Co.
4.63%, 05/15/30 (a)	2,015,000	2,026,768
2.45%, 02/03/32 (a)	5,895,000	5,095,756
5.10%, 04/01/33 (a)	2,990,000	3,028,750
4.80%, 05/15/33 (a)	3,015,000	2,994,317
5.63%, 04/01/34	1,710,000	1,793,106
5.30%, 06/15/34 (a)	4,190,000	4,289,303
5.00%, 08/01/34 (a)	1,530,000	1,535,217
Georgia Power Co.
4.85%, 03/15/31 (a)	2,000,000	2,012,500
4.70%, 05/15/32 (a)	2,735,000	2,705,380
4.95%, 05/17/33 (a)	4,096,000	4,068,966
5.25%, 03/15/34 (a)	3,455,000	3,491,036
5.20%, 03/15/35 (a)	2,870,000	2,891,324
Idaho Power Co.
5.20%, 08/15/34 (a)	1,230,000	1,236,667
Interstate Power & Light Co.
2.30%, 06/01/30 (a)	1,560,000	1,379,680
5.70%, 10/15/33 (a)	1,160,000	1,196,053
4.95%, 09/30/34 (a)	1,445,000	1,410,667
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	1,890,000	1,805,385
5.75%, 04/01/34 (a)	1,650,000	1,670,163
Jersey Central Power & Light Co.
5.10%, 01/15/35 (a)(d)	2,810,000	2,778,781
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,635,000	1,672,916
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,730,000	1,768,873
MidAmerican Energy Co.
6.75%, 12/30/31	1,480,000	1,656,549
5.35%, 01/15/34 (a)	1,530,000	1,570,285
National Grid PLC
5.81%, 06/12/33 (a)	3,185,000	3,284,404
5.42%, 01/11/34 (a)	3,040,000	3,069,427
National Rural Utilities Cooperative Finance Corp.
5.00%, 02/07/31 (a)	1,760,000	1,793,158
1.35%, 03/15/31 (a)	1,530,000	1,258,578
1.65%, 06/15/31 (a)	1,415,000	1,178,341
8.00%, 03/01/32	1,640,000	1,936,151
2.75%, 04/15/32 (a)	2,005,000	1,746,134
4.02%, 11/01/32 (a)	2,415,000	2,280,026
4.15%, 12/15/32 (a)	1,600,000	1,513,872
5.80%, 01/15/33 (a)	2,582,000	2,705,032
5.00%, 08/15/34 (a)	1,450,000	1,439,995
Nevada Power Co.
2.40%, 05/01/30 (a)	1,860,000	1,673,721
6.25%, 05/15/55 (a)(b)	950,000	944,367
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30 (a)	8,072,000	7,147,837
2.44%, 01/15/32 (a)	3,945,000	3,373,212
5.30%, 03/15/32 (a)	2,950,000	2,998,114
5.00%, 07/15/32 (a)	4,095,000	4,096,925
5.05%, 02/28/33 (a)	3,620,000	3,603,312
5.25%, 03/15/34 (a)	4,260,000	4,267,285
5.45%, 03/15/35 (a)	4,015,000	4,052,661
6.75%, 06/15/54 (a)(b)	4,610,000	4,722,714
6.38%, 08/15/55 (a)(b)	5,900,000	5,934,751
Northern States Power Co.
2.25%, 04/01/31 (a)	1,585,000	1,385,179
NSTAR Electric Co.
3.95%, 04/01/30 (a)	1,645,000	1,596,999
1.95%, 08/15/31 (a)	1,175,000	997,681

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 06/01/34 (a)	2,305,000	2,344,508
5.20%, 03/01/35 (a)	1,720,000	1,719,536
Ohio Power Co.
2.60%, 04/01/30 (a)	1,410,000	1,275,289
1.63%, 01/15/31 (a)	1,745,000	1,460,303
5.00%, 06/01/33 (a)	1,602,000	1,580,581
5.65%, 06/01/34 (a)	1,395,000	1,418,171
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	1,160,000	1,084,983
5.40%, 01/15/33 (a)	1,905,000	1,941,481
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (a)	2,760,000	2,523,247
7.00%, 05/01/32	1,945,000	2,173,479
4.15%, 06/01/32 (a)	1,620,000	1,541,641
4.55%, 09/15/32 (a)	2,830,000	2,759,448
7.25%, 01/15/33	1,240,000	1,422,640
5.65%, 11/15/33 (a)	3,195,000	3,321,618
Pacific Gas & Electric Co.
4.55%, 07/01/30 (a)	11,801,000	11,418,176
2.50%, 02/01/31 (a)	7,525,000	6,474,811
3.25%, 06/01/31 (a)	4,030,000	3,591,939
4.40%, 03/01/32 (a)	2,015,000	1,888,055
5.90%, 06/15/32 (a)	2,145,000	2,188,844
6.15%, 01/15/33 (a)	3,140,000	3,235,613
6.40%, 06/15/33 (a)	4,575,000	4,785,770
6.95%, 03/15/34 (a)	3,305,000	3,581,430
5.80%, 05/15/34 (a)	4,330,000	4,376,028
5.70%, 03/01/35 (a)	3,810,000	3,813,162
PacifiCorp
2.70%, 09/15/30 (a)	1,685,000	1,509,979
5.30%, 02/15/31 (a)	2,770,000	2,828,087
7.70%, 11/15/31	1,325,000	1,527,924
5.45%, 02/15/34 (a)	4,445,000	4,480,604
7.38%, 09/15/55 (a)(b)	3,000,000	3,029,460
PECO Energy Co.
4.90%, 06/15/33 (a)	2,304,000	2,296,719
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	1,450,000	1,458,947
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	1,765,000	1,713,638
5.25%, 09/01/34 (a)	2,705,000	2,694,369
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,390,000	2,388,303
4.85%, 02/15/34 (a)	2,480,000	2,453,340
Progress Energy, Inc.
7.75%, 03/01/31	2,590,000	2,956,226
7.00%, 10/30/31	1,575,000	1,754,345
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,530,000	1,311,975
1.88%, 06/15/31 (a)	3,015,000	2,546,288
4.10%, 06/01/32 (a)	1,240,000	1,181,348
5.35%, 05/15/34 (a)	3,375,000	3,394,305
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,285,000	1,115,149
5.35%, 10/01/33 (a)	2,340,000	2,394,054
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,685,000	1,431,340
5.25%, 01/15/33 (a)	1,895,000	1,901,424
5.20%, 01/15/35 (a)	2,110,000	2,085,271
Public Service Electric & Gas Co.
1.90%, 08/15/31 (a)	1,725,000	1,464,853
3.10%, 03/15/32 (a)	2,000,000	1,795,920
4.90%, 12/15/32 (a)	1,655,000	1,667,313
4.65%, 03/15/33 (a)	1,975,000	1,948,851
5.20%, 08/01/33 (a)	1,885,000	1,916,159
5.20%, 03/01/34 (a)	1,760,000	1,790,976
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 08/01/34 (a)	2,435,000	2,412,452
5.05%, 03/01/35 (a)	1,500,000	1,509,405
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	2,185,000	1,856,879
2.45%, 11/15/31 (a)	2,965,000	2,555,059
6.13%, 10/15/33 (a)	1,560,000	1,647,173
5.45%, 04/01/34 (a)	1,905,000	1,925,345
5.40%, 03/15/35 (a)	1,500,000	1,509,195
Puget Energy, Inc.
4.10%, 06/15/30 (a)	2,235,000	2,135,721
4.22%, 03/15/32 (a)	1,750,000	1,628,725
5.73%, 03/15/35 (a)(d)	2,250,000	2,247,187
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	1,630,000	1,659,715
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	3,140,000	2,674,746
3.00%, 03/15/32 (a)	1,965,000	1,724,936
Southern California Edison Co.
2.25%, 06/01/30 (a)	2,175,000	1,899,079
2.50%, 06/01/31 (a)	1,780,000	1,531,726
5.45%, 06/01/31 (a)	2,930,000	2,969,496
2.75%, 02/01/32 (a)	1,990,000	1,697,211
5.95%, 11/01/32 (a)	2,970,000	3,052,952
6.00%, 01/15/34	2,130,000	2,195,796
5.20%, 06/01/34 (a)	3,585,000	3,499,569
5.45%, 03/01/35 (a)	3,370,000	3,343,882
Southern Co.
3.70%, 04/30/30 (a)	3,800,000	3,621,438
5.70%, 10/15/32 (a)	1,965,000	2,043,443
5.20%, 06/15/33 (a)	2,925,000	2,935,062
5.70%, 03/15/34 (a)	4,480,000	4,634,918
4.85%, 03/15/35 (a)	3,000,000	2,906,820
6.38%, 03/15/55 (a)(b)	7,000,000	7,195,020
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	1,495,000	1,500,801
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	1,200,000	1,186,572
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,610,000	1,409,426
5.15%, 03/01/35 (a)	2,400,000	2,383,272
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	1,140,000	961,567
3.25%, 05/15/32 (a)	1,290,000	1,154,795
5.20%, 09/15/34 (a)	1,680,000	1,670,911
Union Electric Co.
2.15%, 03/15/32 (a)	2,165,000	1,815,742
5.20%, 04/01/34 (a)	2,100,000	2,118,648
Virginia Electric & Power Co.
2.30%, 11/15/31 (a)	2,080,000	1,793,605
2.40%, 03/30/32 (a)	2,410,000	2,058,550
5.00%, 04/01/33 (a)	3,000,000	2,974,080
5.30%, 08/15/33 (a)	1,555,000	1,571,763
5.00%, 01/15/34 (a)	1,985,000	1,961,319
5.05%, 08/15/34 (a)	2,375,000	2,351,677
5.15%, 03/15/35 (a)	2,430,000	2,412,577
WEC Energy Group, Inc.
1.80%, 10/15/30 (a)	1,061,000	910,179
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	1,980,000	1,971,823
5.63%, 05/15/33	1,485,000	1,558,537
4.60%, 10/01/34 (a)	1,105,000	1,072,038
Wisconsin Power & Light Co.
1.95%, 09/16/31 (a)	1,220,000	1,029,570
3.95%, 09/01/32 (a)	2,355,000	2,210,379

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 04/01/33 (a)	1,250,000	1,241,538
5.38%, 03/30/34 (a)	1,145,000	1,160,652
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	2,310,000	2,157,009
2.35%, 11/15/31 (a)	1,230,000	1,040,396
4.60%, 06/01/32 (a)	2,620,000	2,529,715
5.45%, 08/15/33 (a)	3,130,000	3,145,431
5.50%, 03/15/34 (a)	3,130,000	3,144,680
		677,464,574
Natural Gas 0.8%
Atmos Energy Corp.
1.50%, 01/15/31 (a)	2,375,000	1,995,831
5.45%, 10/15/32 (a)	1,215,000	1,257,780
5.90%, 11/15/33 (a)	2,845,000	3,013,282
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	2,085,000	1,786,220
4.40%, 07/01/32 (a)	2,055,000	1,970,622
5.40%, 03/01/33 (a)	2,370,000	2,414,840
5.40%, 07/01/34 (a)	1,595,000	1,612,944
NiSource, Inc.
3.60%, 05/01/30 (a)	3,925,000	3,720,547
1.70%, 02/15/31 (a)	2,795,000	2,341,735
5.40%, 06/30/33 (a)	1,805,000	1,814,639
5.35%, 04/01/34 (a)	2,585,000	2,593,634
6.38%, 03/31/55 (a)(b)	2,035,000	2,014,345
ONE Gas, Inc.
2.00%, 05/15/30 (a)	1,215,000	1,075,056
4.25%, 09/01/32 (a)	1,180,000	1,122,900
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 (a)	1,344,000	1,174,078
5.40%, 06/15/33 (a)	1,370,000	1,388,975
5.10%, 02/15/35 (a)	1,450,000	1,436,051
Sempra
5.50%, 08/01/33 (a)	2,840,000	2,862,720
6.40%, 10/01/54 (a)(b)	4,905,000	4,644,986
6.63%, 04/01/55 (a)(b)	1,580,000	1,547,736
Southern California Gas Co.
5.20%, 06/01/33 (a)	1,935,000	1,933,839
5.05%, 09/01/34 (a)	2,340,000	2,310,469
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	1,905,000	1,607,077
5.15%, 09/15/32 (a)	1,930,000	1,932,586
5.75%, 09/15/33 (a)	2,000,000	2,065,340
4.95%, 09/15/34 (a)	1,830,000	1,782,200
Southwest Gas Corp.
2.20%, 06/15/30 (a)	1,790,000	1,576,023
4.05%, 03/15/32 (a)	2,350,000	2,198,519
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,615,000	1,599,932
5.15%, 08/15/34 (a)	1,280,000	1,290,880
		60,085,786
Utility Other 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (a)	1,955,000	1,788,864
2.30%, 06/01/31 (a)	2,182,000	1,889,896
4.45%, 06/01/32 (a)	3,110,000	3,016,420
5.15%, 03/01/34 (a)	2,830,000	2,842,112
5.25%, 03/01/35 (a)	3,000,000	3,017,880
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essential Utilities, Inc.
2.70%, 04/15/30 (a)	1,925,000	1,742,471
2.40%, 05/01/31 (a)	1,560,000	1,362,052
5.38%, 01/15/34 (a)	2,060,000	2,071,248
		17,730,943
		755,281,303
Total Corporates (Cost $7,840,786,751)		7,920,726,233

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (i)	33,123,395	33,123,395
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (i)(j)	53,167,503	53,167,503
		86,290,898
Total Short-Term Investments (Cost $86,290,898)		86,290,898
Total Investments in Securities (Cost $7,927,077,649)		8,007,017,131

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes (CBOT), expires 06/18/25	80	8,897,500	59,879
10 Year US Treasury Notes Ultra Futures, expires 06/18/25	63	7,189,875	(19,648)
5 Year US Treasury Notes (CBOT), expires 06/30/25	237	25,633,031	110,709
			150,940
Short
3 Year US Treasury Notes (CBOT), expires 06/30/25	(46)	(9,713,187)	(24,951)
Total Net Unrealized Appreciation on Futures Contracts			125,989

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $51,012,422.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $112,360,699 or 1.4% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2025:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/25	FACE AMOUNT AT 3/31/25	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
4.63%, 03/22/30	$1,862,368	$—	($1,875,164 )	$51,559	($40,532 )	$1,769	$—	$—	$21,564
1.65%, 03/11/31	2,368,589	20,658	—	—	48,789	18,230	2,456,266	2,915,000	11,971
2.30%, 05/13/31	2,467,053	42,065	(21,424)	1,922	48,266	14,736	2,552,618	2,925,000	16,827
1.95%, 12/01/31	2,690,348	49,953	—	—	51,063	18,482	2,809,846	3,355,000	16,151
2.90%, 03/03/32	3,338,662	—	—	—	45,404	15,071	3,399,137	3,870,000	28,058
5.85%, 05/19/34	5,154,379	154,346	(51,620)	5,507	71,766	(1,542)	5,332,836	5,105,000	74,305
6.14%, 08/24/34	5,423,139	151,314	(52,632)	5,138	73,485	(1,227)	5,599,217	5,260,000	80,718
Total	$23,304,538	$418,336	($2,000,840 )	$64,126	$298,241	$65,519	$22,149,920		$249,594

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$7,920,726,233	$—	$7,920,726,233
Short-Term Investments [1]	86,290,898	—	—	86,290,898
Futures Contracts [2]	170,588	—	—	170,588

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts [2]	($44,599 )	$—	$—	($44,599 )
Total	$86,416,887	$7,920,726,233	$—	$8,007,143,120

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Municipal Bond ETF

Portfolio Holdings as of March 31, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.1% OF NET ASSETS
ALABAMA 0.5%
Alabama Federal Aid Highway Finance Auth
Special Obligation Refunding RB Series 2017B	5.00%	09/01/25 (a)	50,000	50,421
Alabama Public School & College Auth
Capital Improvement Refunding Bonds Series 2020A	5.00%	11/01/35 (b)	250,000	270,448
Refunding Bonds Series 2020A	4.00%	11/01/38 (b)	35,000	34,395
Refunding Bonds Series 2020A	5.00%	11/01/39 (b)	20,000	21,257
Refunding RB Series 2020A	5.00%	11/01/25	100,000	101,266
Refunding RB Series 2020A	5.00%	11/01/29	100,000	108,899
Refunding RB Series 2020A	5.00%	11/01/30	50,000	55,158
Refunding RB Series 2020A	5.00%	11/01/31 (b)	50,000	54,896
Refunding RB Series 2020A	5.00%	11/01/34 (b)	150,000	163,133
Refunding RB Series 2020A	5.00%	11/01/37 (b)	130,000	139,429
Refunding RB Series 2020A	4.00%	11/01/40 (b)	250,000	242,133
Alabama State Corrections Institution Finance Auth
RB Series 2022A	5.25%	07/01/47 (b)	100,000	104,278
Auburn University
Refunding RB Series 2015A	4.00%	06/01/38 (b)	70,000	70,136
Jefferson Cnty
Sewer RB Series 2024	5.00%	10/01/39 (b)	130,000	138,194
Sewer RB Series 2024	5.25%	10/01/45 (b)	250,000	261,103
Sewer RB Series 2024	5.25%	10/01/49 (b)	225,000	232,168
Sewer RB Warrants Series 2024	5.00%	10/01/32	60,000	65,369
Sewer RB Warrants Series 2024	5.50%	10/01/53 (b)	415,000	434,221
Sewer Revenue Warrants Series 2024	5.00%	10/01/31	280,000	303,098
Sewer Revenue Warrants Series 2024	5.00%	10/01/33	20,000	21,880
Sewer Revenue Warrants Series 2024	5.00%	10/01/34 (b)	10,000	10,900
Sewer Revenue Warrants Series 2024	5.25%	10/01/43 (b)	100,000	105,442
Tuscaloosa City Board of Education Capital Outlay Warrants
School Tax Warrants Series 2016	5.00%	08/01/46 (a)(b)	200,000	205,904
Univ of Alabama
General RB Series 2012A	3.50%	07/01/42 (b)	130,000	110,124
				3,304,252
ALASKA 0.0%
Anchorage
Solid Waste Refunding RB Series 2022A	4.00%	11/01/52 (b)	105,000	95,798

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ARIZONA 1.0%
Arizona
Refunding COP Series 20019A	5.00%	10/01/25 (a)	450,000	455,053
Arizona St Transportation Brd
Highway Refunding RB Series 2023	5.00%	07/01/26	110,000	113,049
Highway Refunding RB Series 2023	5.00%	07/01/27	25,000	26,219
Highway Refunding RB Series 2023	5.00%	07/01/29	50,000	54,233
Highway Refunding RB Series 2023	5.00%	07/01/30	30,000	32,990
Highway Refunding RB Series 2023	5.00%	07/01/33	40,000	45,191
Transportation Excise Tax RB Series 2018	5.00%	07/01/25	200,000	201,067
Gilbert
Sr Lien Utility System RB Series 2022	5.00%	07/15/36 (b)	165,000	181,267
Sr Lien Utility System RB Series 2022	4.00%	07/15/41 (b)	140,000	138,108
Maricopa Cnty
GO Bonds Series 2018C	4.00%	07/01/38 (b)	300,000	291,989
Mesa
Utility System Refunding RB Series 2020	4.00%	07/01/34 (b)	40,000	40,751
Utility Systems RB Series 2019A	5.00%	07/01/43 (b)	75,000	77,572
Utility Systems Refunding RB Series 2016	4.00%	07/01/31 (b)	65,000	65,399
Phoenix
GO Refunding Bonds Series 2016	5.00%	07/01/27 (b)	75,000	77,018
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2015A	5.00%	07/01/45 (b)	200,000	200,185
Jr Lien Airport RB Series 2019A	4.00%	07/01/49 (b)	100,000	91,996
Jr Lien Airport Refunding RB Series 2017D	5.00%	07/01/31 (b)	50,000	51,930
Jr Lien Airport Refunding RB Series 2017D	5.00%	07/01/35 (b)	40,000	41,168
Jr Lien Airport Refunding RB Series 2017D	5.00%	07/01/36 (b)	130,000	133,627
Jr Lien Wastewater System RB Series 2023	5.25%	07/01/47 (b)	150,000	160,398
Jr Lien Water System RB Series 2020A	5.00%	07/01/44 (b)	180,000	187,074
Jr Lien Water System Refunding RB Series 2016	5.00%	07/01/36 (b)	85,000	86,502
Pima Cnty
Sewer RB Series 2016	5.00%	07/01/25 (a)	90,000	90,457
Sewer RB Series 2016	5.00%	07/01/25	65,000	65,355
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2015A	5.00%	12/01/33 (b)	100,000	100,335
Electric System RB Series 2015A	5.00%	12/01/45 (b)	100,000	100,335
Electric System RB Series 2017A	5.00%	01/01/27	220,000	228,637
Electric System RB Series 2017A	5.00%	01/01/30 (b)	100,000	105,291
Electric System RB Series 2017A	5.00%	01/01/33 (b)	65,000	67,931
Electric System RB Series 2017A	5.00%	01/01/36 (b)	350,000	363,611
Electric System RB Series 2019A	4.00%	01/01/39 (b)	315,000	315,152
Electric System RB Series 2019A	5.00%	01/01/47 (b)	100,000	103,369
Electric System RB Series 2020A	5.00%	01/01/45 (b)	250,000	261,366
Electric System RB Series 2021A	5.00%	01/01/28	60,000	63,527
Electric System RB Series 2022A	5.00%	01/01/31	100,000	110,922
Electric System RB Series 2023A	5.00%	01/01/47 (b)	250,000	262,869
Electric System RB Series 2023B	5.00%	01/01/48 (b)	280,000	295,743
Electric System RB Series 2023B	5.25%	01/01/53 (b)	150,000	160,608
Electric System RB Series 2024A	5.00%	01/01/49 (b)	100,000	105,865
Electric System RB Series 2024A	5.25%	01/01/54 (b)	250,000	269,033
Electric System RB Series 2025B	5.00%	01/01/33	95,000	107,976

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Electric System Refunding RB Series 2016A	5.00%	01/01/27	55,000	57,159
Electric System Refunding RB Series 2016A	5.00%	01/01/28 (b)	10,000	10,371
Electric System Refunding RB Series 2016A	5.00%	01/01/31 (b)	200,000	206,308
Electric System Refunding RB Series 2016A	5.00%	01/01/34 (b)	25,000	25,724
Electric System Refunding RB Series 2016A	4.00%	01/01/38 (b)	25,000	24,971
				6,255,701
ARKANSAS 0.1%
Fayetteville SD #1
Construction Bonds Series 2024	4.00%	02/01/50 (b)(c)	100,000	91,602
GO Refunding & Construction Bonds	3.00%	06/01/50 (b)(c)	125,000	91,545
GO Refunding Bonds	2.75%	06/01/46 (b)(c)	50,000	35,460
Springdale
Sales & Use Tax Revenue Refunding Bonds Series 2023B	4.25%	08/01/53 (b)(c)	75,000	70,183
Univ of Arkansas
Facilities RB Series 2021A	5.00%	12/01/45 (b)	70,000	72,715
				361,505
CALIFORNIA 18.2%
Alameda Cnty Transportation Commission
LT Sr Sales Tax RB Series 2022	5.00%	03/01/45 (b)	110,000	117,650
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2016B	5.00%	10/01/36 (b)	30,000	30,382
2nd Sub Lien Refunding RB Series 2016B	4.00%	10/01/37 (b)(c)	60,000	59,141
2nd Sub Lien Refunding RB Series 2016B	5.00%	10/01/37 (b)	150,000	151,797
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (b)	110,000	114,740
Sr Lien RB Series 1999A	0.00%	10/01/35 (c)(d)	50,000	33,462
Sr Lien Refunding RB Series 2024A	0.00%	10/01/52 (b)(d)	300,000	81,619
Anaheim Public Financing Auth
Sub Lease RB Series 1997C	0.00%	09/01/32 (c)(d)	200,000	152,619
Sub Lease RB Series 1997C	0.00%	09/01/34 (c)(d)	25,000	17,448
Antelope Valley CCD
GO Bonds Series D	0.00%	02/01/50 (b)(d)	250,000	77,194
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/31 (b)	25,000	25,399
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/32 (b)	140,000	142,060
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/33 (b)	190,000	192,448
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/47 (b)	250,000	238,388
Toll Bridge RB Series 2017F1	5.00%	04/01/56 (a)(b)	95,000	99,679
Toll Bridge RB Series 2021F2	2.60%	04/01/56 (b)	240,000	152,099
Toll Bridge RB Series 2023F1	5.00%	04/01/29	100,000	109,372
Toll Bridge RB Series 2023F1	5.00%	04/01/30	70,000	77,867
Toll Bridge RB Series 2023F1	5.00%	04/01/31	30,000	33,871
Toll Bridge RB Series 2023F1	5.25%	04/01/54 (b)	100,000	106,543
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/33 (d)	150,000	116,248
California
GO Bonds	5.00%	10/01/25	400,000	404,567
GO Bonds	5.00%	11/01/25	200,000	202,671
GO Bonds	5.00%	03/01/26 (b)	250,000	250,619
GO Bonds	5.00%	08/01/26	250,000	257,514

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds	5.00%	04/01/27	235,000	245,070
GO Bonds	5.00%	08/01/27 (b)	200,000	205,586
GO Bonds	4.00%	09/01/27	40,000	41,100
GO Bonds	5.00%	11/01/27	35,000	36,871
GO Bonds	5.00%	02/01/28 (c)	70,000	74,093
GO Bonds	5.00%	04/01/28	75,000	79,625
GO Bonds	5.00%	08/01/28 (b)	40,000	41,080
GO Bonds	5.00%	08/01/28	165,000	176,100
GO Bonds	5.00%	09/01/28 (b)	125,000	128,581
GO Bonds	5.00%	11/01/28	125,000	133,921
GO Bonds	5.00%	04/01/29	500,000	538,170
GO Bonds	5.00%	08/01/29 (b)	200,000	208,599
GO Bonds	5.00%	10/01/29	60,000	65,028
GO Bonds	5.00%	10/01/29 (b)	150,000	160,023
GO Bonds	5.00%	10/01/29	95,000	102,961
GO Bonds	5.00%	11/01/29	100,000	108,497
GO Bonds	5.00%	11/01/29	30,000	32,549
GO Bonds	5.00%	04/01/30	250,000	273,187
GO Bonds	5.00%	08/01/30	200,000	219,441
GO Bonds	5.00%	09/01/30	100,000	109,831
GO Bonds	5.00%	10/01/30 (b)	250,000	271,183
GO Bonds	5.00%	10/01/30 (b)	275,000	291,508
GO Bonds	5.00%	10/01/30	200,000	219,884
GO Bonds	5.00%	11/01/30	285,000	313,631
GO Bonds	5.00%	04/01/31 (b)	125,000	134,312
GO Bonds	4.00%	09/01/31 (b)	180,000	181,760
GO Bonds	5.00%	09/01/31	85,000	94,558
GO Bonds	5.00%	11/01/31 (b)	185,000	192,688
GO Bonds	5.00%	11/01/31 (b)	20,000	21,211
GO Bonds	5.00%	04/01/32	155,000	172,946
GO Bonds	5.00%	04/01/32	300,000	334,735
GO Bonds	4.00%	09/01/32 (b)	155,000	156,368
GO Bonds	5.00%	09/01/32	100,000	111,971
GO Bonds	5.00%	11/01/32 (b)	220,000	233,088
GO Bonds	5.00%	12/01/32 (b)	150,000	152,864
GO Bonds	5.00%	04/01/33 (b)	255,000	272,612
GO Bonds	5.00%	08/01/33	250,000	282,027
GO Bonds	3.00%	10/01/33 (b)	100,000	97,236
GO Bonds	4.00%	10/01/33 (b)	620,000	644,282
GO Bonds	5.00%	10/01/33 (b)	55,000	61,750
GO Bonds	5.00%	03/01/34 (b)	100,000	107,765
GO Bonds	5.00%	09/01/34 (b)	40,000	44,392
GO Bonds	4.00%	10/01/34 (b)	100,000	103,484
GO Bonds	5.00%	08/01/35 (b)	100,000	112,779
GO Bonds	4.00%	09/01/35 (b)	200,000	200,687
GO Bonds	4.00%	10/01/35 (b)	250,000	256,395
GO Bonds	5.00%	10/01/35 (b)	200,000	222,200
GO Bonds	5.00%	12/01/35 (b)	210,000	226,997
GO Bonds	5.00%	03/01/36 (b)	265,000	283,857
GO Bonds	5.00%	09/01/36 (b)	250,000	277,921
GO Bonds	4.00%	10/01/36 (b)	10,000	10,157

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds	5.00%	11/01/36 (b)	25,000	26,921
GO Bonds	5.00%	09/01/38 (b)	150,000	164,953
GO Bonds	5.00%	09/01/39 (b)	50,000	55,072
GO Bonds	5.00%	10/01/39 (b)	200,000	218,388
GO Bonds	4.00%	02/01/43 (b)	60,000	59,074
GO Bonds	2.38%	12/01/43 (b)	30,000	21,721
GO Bonds	5.00%	09/01/44 (b)	400,000	431,497
GO Bonds	5.00%	09/01/44 (b)	240,000	258,898
GO Bonds	4.00%	11/01/44 (b)	135,000	132,592
GO Bonds	4.00%	03/01/45 (b)	100,000	97,853
GO Bonds	5.00%	03/01/45 (b)	55,000	55,095
GO Bonds	5.00%	08/01/45 (b)	120,000	120,427
GO Bonds	5.00%	10/01/45 (b)	150,000	160,084
GO Bonds	5.25%	10/01/45 (b)	375,000	407,107
GO Bonds	3.00%	03/01/46 (b)	120,000	95,588
GO Bonds	4.00%	03/01/46 (b)	100,000	97,431
GO Bonds	3.00%	09/01/46 (b)	270,000	212,614
GO Bonds	3.00%	12/01/46 (b)	70,000	55,523
GO Bonds	5.00%	04/01/47 (b)	100,000	105,432
GO Bonds	5.25%	09/01/47 (b)	700,000	751,958
GO Bonds	5.00%	10/01/47 (b)	50,000	50,490
GO Bonds	4.00%	11/01/47 (b)	150,000	145,657
GO Bonds	5.00%	11/01/47 (b)	45,000	46,215
GO Bonds	5.00%	09/01/48 (b)	240,000	255,831
GO Bonds	4.00%	04/01/49 (b)	250,000	241,463
GO Bonds	4.00%	08/01/49 (b)	250,000	241,383
GO Bonds	5.00%	08/01/49 (b)	100,000	106,773
GO Bonds	5.00%	10/01/49 (b)	175,000	181,865
GO Bonds	2.50%	12/01/49 (b)	100,000	68,271
GO Bonds	2.50%	03/01/50 (b)	90,000	60,992
GO Bonds	5.25%	10/01/50 (b)	170,000	182,971
GO Bonds	2.38%	10/01/51 (b)	25,000	16,113
GO Bonds	5.25%	09/01/53 (b)	200,000	215,007
GO Bonds	5.50%	08/01/54 (b)	400,000	440,902
GO Bonds Series 2010	4.00%	11/01/34 (b)	115,000	118,710
Go Refunding Bonds	5.00%	12/01/31	100,000	111,535
Go Refunding Bonds	5.00%	08/01/32	60,000	67,135
Go Refunding Bonds	5.00%	09/01/32 (b)	40,000	40,939
Go Refunding Bonds	4.00%	10/01/34 (b)	30,000	30,702
GO Refunding Bonds	5.00%	08/01/25	380,000	382,846
GO Refunding Bonds	5.00%	08/01/25	150,000	151,124
GO Refunding Bonds	5.00%	09/01/25	100,000	100,944
GO Refunding Bonds	5.00%	09/01/25	95,000	95,897
GO Refunding Bonds	5.00%	09/01/25	100,000	100,944
GO Refunding Bonds	5.00%	10/01/25	80,000	80,913
GO Refunding Bonds	5.00%	10/01/25	250,000	252,855
GO Refunding Bonds	5.00%	04/01/26	270,000	276,196
GO Refunding Bonds	5.00%	08/01/26	200,000	206,012
GO Refunding Bonds	5.00%	09/01/26	285,000	294,048
GO Refunding Bonds	5.00%	09/01/26	300,000	309,525
GO Refunding Bonds	5.00%	11/01/26	125,000	129,379

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	5.00%	11/01/26	150,000	155,255
GO Refunding Bonds	5.00%	12/01/26	200,000	207,358
GO Refunding Bonds	5.00%	03/01/27 (b)	250,000	250,609
GO Refunding Bonds	5.00%	08/01/27 (b)	30,000	30,838
GO Refunding Bonds	5.00%	08/01/27	60,000	62,916
GO Refunding Bonds	5.00%	08/01/27	10,000	10,486
GO Refunding Bonds	4.00%	09/01/27	125,000	128,439
GO Refunding Bonds	5.00%	09/01/27	20,000	21,005
GO Refunding Bonds	5.00%	09/01/27	225,000	236,303
GO Refunding Bonds	5.00%	09/01/27	150,000	157,535
GO Refunding Bonds	4.00%	10/01/27	125,000	128,548
GO Refunding Bonds	5.00%	10/01/27	20,000	21,037
GO Refunding Bonds	5.00%	10/01/27	150,000	157,780
GO Refunding Bonds	5.00%	10/01/27	25,000	26,297
GO Refunding Bonds	5.00%	11/01/27	100,000	105,345
GO Refunding Bonds	5.00%	12/01/27	220,000	232,106
GO Refunding Bonds	5.00%	04/01/28	125,000	132,708
GO Refunding Bonds	5.00%	08/01/28 (b)	175,000	179,725
GO Refunding Bonds	5.00%	08/01/28	25,000	26,682
GO Refunding Bonds	5.00%	09/01/28 (b)	500,000	514,324
GO Refunding Bonds	5.00%	10/01/28	150,000	160,507
GO Refunding Bonds	5.00%	11/01/28 (b)	25,000	26,292
GO Refunding Bonds	5.00%	11/01/28	330,000	353,551
GO Refunding Bonds	5.00%	12/01/28	50,000	53,634
GO Refunding Bonds	5.00%	04/01/29	95,000	102,252
GO Refunding Bonds	5.00%	08/01/29 (b)	80,000	81,970
GO Refunding Bonds	5.00%	08/01/29	70,000	75,692
GO Refunding Bonds	3.00%	09/01/29 (b)	55,000	54,104
GO Refunding Bonds	5.00%	09/01/29	100,000	108,256
GO Refunding Bonds	5.00%	09/01/29	175,000	189,448
GO Refunding Bonds	5.00%	10/01/29 (b)	70,000	71,292
GO Refunding Bonds	5.00%	10/01/29	65,000	70,447
GO Refunding Bonds	5.00%	10/01/29	200,000	216,759
GO Refunding Bonds	5.00%	11/01/29	60,000	65,098
GO Refunding Bonds	5.00%	11/01/29 (b)	100,000	104,702
GO Refunding Bonds	5.00%	11/01/29	60,000	65,098
GO Refunding Bonds	5.00%	03/01/30 (b)	150,000	150,449
GO Refunding Bonds	5.00%	04/01/30	100,000	109,275
GO Refunding Bonds	5.00%	08/01/30 (b)	150,000	155,735
GO Refunding Bonds	5.00%	08/01/30 (b)	25,000	25,155
GO Refunding Bonds	5.00%	09/01/30 (b)	100,000	102,528
GO Refunding Bonds	5.00%	11/01/30	50,000	55,023
GO Refunding Bonds	5.00%	04/01/31	100,000	110,738
GO Refunding Bonds	5.00%	04/01/31 (b)	130,000	139,684
GO Refunding Bonds	5.00%	08/01/31	20,000	22,229
GO Refunding Bonds	5.00%	08/01/31	250,000	277,858
GO Refunding Bonds	5.00%	09/01/31	200,000	222,489
GO Refunding Bonds	5.00%	10/01/31 (b)	100,000	108,177
GO Refunding Bonds	5.00%	11/01/31	50,000	55,720
GO Refunding Bonds	5.00%	04/01/32 (b)	150,000	160,794
GO Refunding Bonds	5.25%	08/01/32	300,000	338,457

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	2.50%	09/01/32 (b)	25,000	22,773
GO Refunding Bonds	4.00%	09/01/32 (b)	50,000	50,441
GO Refunding Bonds	5.00%	09/01/32 (b)	150,000	150,974
GO Refunding Bonds	5.00%	09/01/32 (b)	90,000	99,463
GO Refunding Bonds	5.00%	09/01/32	1,000,000	1,119,706
GO Refunding Bonds	5.00%	09/01/32	500,000	559,853
GO Refunding Bonds	5.00%	11/01/32	100,000	112,120
GO Refunding Bonds	5.00%	11/01/32 (b)	70,000	76,440
GO Refunding Bonds	5.00%	03/01/33 (b)	200,000	216,228
GO Refunding Bonds	5.00%	08/01/33	45,000	50,765
GO Refunding Bonds	3.00%	09/01/33 (b)	155,000	148,351
GO Refunding Bonds	5.00%	09/01/33	100,000	112,876
GO Refunding Bonds	4.00%	08/01/34 (b)	125,000	125,640
GO Refunding Bonds	4.00%	09/01/34 (b)	100,000	100,535
GO Refunding Bonds	3.00%	10/01/34 (b)	180,000	172,900
GO Refunding Bonds	4.00%	11/01/34 (b)	90,000	90,987
GO Refunding Bonds	5.00%	03/01/35 (b)	410,000	440,256
GO Refunding Bonds	3.13%	04/01/35 (b)	75,000	73,106
GO Refunding Bonds	5.00%	04/01/35 (b)	250,000	275,297
GO Refunding Bonds	5.00%	04/01/35 (b)	100,000	105,557
GO Refunding Bonds	3.50%	08/01/35 (b)	200,000	190,941
GO Refunding Bonds	5.00%	08/01/35 (b)	125,000	129,385
GO Refunding Bonds	4.00%	09/01/35 (b)	70,000	70,240
GO Refunding Bonds	5.00%	09/01/35 (b)	45,000	45,937
GO Refunding Bonds	5.00%	09/01/35 (b)	150,000	165,643
GO Refunding Bonds	4.00%	11/01/35 (b)	165,000	166,571
GO Refunding Bonds	4.00%	03/01/36 (b)	1,000,000	1,015,378
GO Refunding Bonds	5.00%	04/01/36 (b)	200,000	212,557
GO Refunding Bonds	5.00%	08/01/36 (b)	30,000	30,581
GO Refunding Bonds	5.00%	08/01/36 (b)	200,000	206,832
GO Refunding Bonds	4.00%	09/01/36 (b)	200,000	200,380
GO Refunding Bonds	5.00%	09/01/36 (b)	20,000	20,408
GO Refunding Bonds	3.00%	10/01/36 (b)	200,000	185,935
GO Refunding Bonds	5.00%	10/01/36 (b)	110,000	121,699
GO Refunding Bonds	5.00%	11/01/36 (b)	95,000	100,170
GO Refunding Bonds	4.00%	03/01/37 (b)	220,000	222,700
GO Refunding Bonds	5.00%	04/01/37 (b)	190,000	201,708
GO Refunding Bonds	5.00%	04/01/37 (b)	50,000	54,519
GO Refunding Bonds	5.00%	09/01/37 (b)	65,000	72,043
GO Refunding Bonds	3.00%	10/01/37 (b)	150,000	136,821
GO Refunding Bonds	5.00%	10/01/37 (b)	60,000	64,910
GO Refunding Bonds	4.00%	11/01/37 (b)	150,000	151,601
GO Refunding Bonds	4.00%	11/01/38 (b)	80,000	80,605
GO Refunding Bonds	5.00%	08/01/39 (b)	100,000	110,603
GO Refunding Bonds	3.00%	11/01/40 (b)	100,000	86,848
GO Refunding Bonds	4.00%	11/01/40 (b)	70,000	70,317
GO Refunding Bonds	5.00%	09/01/41 (b)	100,000	106,790
GO Refunding Bonds	4.00%	10/01/41 (b)	255,000	254,479
GO Refunding Bonds	4.00%	04/01/42 (b)	200,000	197,816
GO Refunding Bonds	5.00%	04/01/42 (b)	300,000	309,958
GO Refunding Bonds	5.00%	04/01/42 (b)	100,000	107,063

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	5.00%	09/01/42 (b)	155,000	166,506
GO Refunding Bonds	5.00%	10/01/42 (b)	100,000	104,604
GO Refunding Bonds	5.00%	10/01/42 (b)	405,000	437,104
GO Refunding Bonds	4.00%	09/01/43 (b)	245,000	241,140
GO Refunding Bonds	5.00%	08/01/44 (b)	250,000	270,444
ULT GO Bonds	5.00%	10/01/26 (b)	125,000	127,618
California Dept of Water Resources
Water System RB Series AW	5.00%	12/01/28 (b)	25,000	25,921
Water System RB Series AW	5.00%	12/01/30 (b)	100,000	103,406
Water System RB Series AW	4.00%	12/01/35 (b)	50,000	50,529
Water System RB Series AX	5.00%	12/01/27	55,000	58,640
Water System RB Series BA	5.00%	12/01/34 (b)	55,000	59,177
Water System RB Series BB	5.00%	12/01/26	25,000	26,070
Water System RB Series BB	5.00%	12/01/32 (b)	200,000	223,338
Water System RB Series BB	5.00%	12/01/33 (b)	45,000	50,083
Water System RB Series BB	5.00%	12/01/35 (b)	75,000	82,818
Water System RB Series BF	5.00%	12/01/31	75,000	85,592
Water System RB Series BF	5.00%	12/01/32	100,000	115,499
Water System RB Series BF	5.00%	12/01/34 (b)	70,000	80,014
California Educational Facilities Auth
RB (Chapman Univ) Series 2017B	4.00%	04/01/47 (b)	50,000	46,768
RB (Loma Linda Univ) Series 2017A	5.00%	04/01/42 (b)	300,000	302,554
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (b)	170,000	170,000
RB (Stanford Univ) Series U1	5.25%	04/01/40	25,000	30,044
RB (Stanford Univ) Series U6	5.00%	05/01/45	400,000	458,485
RB (Stanford Univ) Series U7	5.00%	06/01/46	250,000	284,479
RB (Stanford Univ) Series V1	5.00%	05/01/49	200,000	226,123
RB (Stanford Univ) Series V2	2.25%	04/01/51 (b)	300,000	195,548
RB (Stanford Univ) Series V3	5.00%	06/01/33	100,000	115,949
RB (Univ of San Francisco) Series 2018A	5.00%	10/01/48 (b)	170,000	173,173
California Enterprise Development Finance Auth
Lease RB Series 2024A	5.25%	11/01/54 (b)	65,000	69,988
California Infrastructure & Economic Development Bank
1st Lien RB Series 2003A	5.00%	07/01/25 (a)(c)	140,000	140,803
1st Lien RB Series 2003A	5.00%	07/01/36 (a)(b)	115,000	122,642
Clean Water & Drinking Water RB Series 2023	4.00%	10/01/47 (b)	200,000	193,110
Clean Water State Revolving Fund RB Series 2017	5.00%	10/01/28 (b)	10,000	10,463
Clean Water State Revolving Fund RB Series 2018	5.00%	10/01/27	130,000	138,199
Infrastructure Revolving Fund RB Series 2016A	4.00%	10/01/45 (a)(b)	50,000	51,097
Infrastructure Revolving Fund RB Series 2022A	5.00%	10/01/52 (b)	35,000	37,118
Lease RB Series 2019	5.00%	08/01/44 (b)	250,000	260,291
RB (Academy of Motion Picture Arts & Sciences) Series 2020A	5.00%	11/01/30	50,000	55,484
RB (California Science Center) Series 2021B	4.00%	05/01/46 (b)	75,000	70,276
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/42 (b)	100,000	102,993
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/47 (b)	200,000	205,042
RB Series 2022A	5.00%	10/01/47 (b)	25,000	26,960
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (b)	40,000	38,200
Refunding RB Series 2023A	5.00%	04/01/33	50,000	57,763
California Municipal Finance Auth
RB (Pomona College) Series 2017	4.00%	01/01/43 (a)(b)	150,000	156,006
RB (St Ignatius College Preparatory) Series 2024A	5.00%	09/01/54 (b)	150,000	158,226

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Public Works Board
Lease RB Series 2019C	5.00%	11/01/44 (b)	200,000	207,924
Lease RB Series 2021B	4.00%	05/01/46 (b)	100,000	96,737
Lease RB Series 2021C	5.00%	11/01/46 (b)	200,000	210,224
Lease RB Series 2024A	5.00%	04/01/37 (b)	200,000	222,477
Lease RB Series 2024A	5.00%	04/01/49 (b)	160,000	169,784
Lease RB Series 2024B	5.00%	04/01/45 (b)	250,000	268,362
Lease Refunding RB Series 2015F	5.00%	05/01/27 (b)	75,000	75,118
Lease Refunding RB Series 2017B	5.00%	10/01/28 (b)	100,000	104,976
Lease Refunding RB Series 2021A	5.00%	02/01/31	200,000	220,715
Lease Refunding RB Series 2021A	5.00%	02/01/32	25,000	27,898
Lease Refunding RB Series 2022A	5.00%	08/01/28	190,000	202,781
Lease Refunding RB Series 2022A	5.00%	08/01/30	100,000	109,772
Lease Refunding RB Series 2022A	5.00%	08/01/32 (b)	95,000	104,791
Lease Refunding RB Series 2022A	5.00%	08/01/34 (b)	200,000	218,799
Lease Refunding RB Series 2022A	5.00%	08/01/35 (b)	75,000	81,690
Lease Refunding RB Series 2022A	5.00%	08/01/36 (b)	35,000	38,058
Lease Refunding RB Series 2022C	5.00%	08/01/35 (b)	75,000	81,690
Lease Refunding RB Series 2023B	5.00%	12/01/25	200,000	202,983
Lease Refunding RB Series 2023B	5.00%	12/01/26	50,000	51,865
Lease Refunding RB Series 2023B	5.00%	12/01/27	30,000	31,651
Lease Refunding RB Series 2023B	5.00%	12/01/28	100,000	107,268
Lease Refunding RB Series 2024C	5.00%	09/01/33	150,000	168,960
Lease Refunding RB Series 2024C	5.00%	09/01/36 (b)	125,000	140,367
Lease Refunding RB Series 2024C	5.00%	09/01/37 (b)	250,000	278,367
California School Finance Auth
GO RB (Azusa USD) Series 2009A	0.00%	08/01/49 (c)(d)	100,000	28,132
California State Univ
RB Series 2015A	5.00%	11/01/38 (b)	60,000	60,345
RB Series 2015A	4.00%	11/01/43 (b)	75,000	71,835
RB Series 2016A	5.00%	11/01/27 (b)	115,000	117,638
RB Series 2016A	5.00%	11/01/28 (b)	250,000	255,412
RB Series 2016A	5.00%	11/01/29 (b)	100,000	102,025
RB Series 2016A	5.00%	11/01/30 (b)	285,000	290,435
RB Series 2016A	5.00%	11/01/32 (b)	170,000	173,151
RB Series 2016A	4.00%	11/01/34 (b)	25,000	25,104
RB Series 2016A	3.13%	11/01/36 (b)	225,000	207,625
RB Series 2016A	5.00%	11/01/41 (b)	70,000	71,073
RB Series 2016A	4.00%	11/01/45 (b)	250,000	240,168
RB Series 2017A	5.00%	11/01/26	50,000	51,965
RB Series 2017A	5.00%	11/01/27 (b)	100,000	105,066
RB Series 2017A	5.00%	11/01/31 (b)	60,000	62,519
RB Series 2023A	5.25%	11/01/53 (b)	275,000	296,798
RB Series 2024A	4.00%	11/01/55 (b)	220,000	208,281
Chabot-Las Positas CCD
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	170,000	170,514
Chaffey CCD
GO Bonds Series 2018A	5.00%	06/01/48 (a)(b)	100,000	107,263
Chino Basin Calif Regional Finance Auth
RB (Inland Empire Utilities Agency) Series 2020B	4.00%	11/01/25 (b)	100,000	100,416

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chino Valley USD
GO Bonds Series 2020B	5.00%	08/01/55 (b)	160,000	166,011
ULT GO Bonds Series 2020B	4.00%	08/01/45 (b)	110,000	106,285
Citrus
GO Bonds Series 2024B	5.00%	08/01/49 (b)	100,000	107,254
Coast CCD
GO Bonds Series 2006B	0.00%	08/01/27 (c)(d)	110,000	102,660
GO Bonds Series 2006B	0.00%	08/01/30 (c)(d)	385,000	323,843
GO Bonds Series 2017D	4.50%	08/01/39 (a)(b)	125,000	130,567
GO Bonds Series 2019F	0.00%	08/01/40 (b)(d)	300,000	154,296
GO Refunding Bonds Series 2015	0.00%	08/01/34 (a)(b)(d)	150,000	100,904
Compton USD
GO Bonds Series 2019B	4.00%	06/01/49 (b)(c)	150,000	143,100
Contra Costa Transportation Auth
Refunding RB LT Series 2021A	4.00%	03/01/34 (b)	40,000	41,969
Corona-Norco USD
GO Bonds Series C	4.00%	08/01/49 (b)	50,000	47,691
Desert CCD
GO Bonds Series 2021A1	4.00%	08/01/51 (b)	200,000	190,853
East Bay Municipal Utility District
Water System RB Series 2017A	4.00%	06/01/45 (b)	155,000	151,724
Water System RB Series 2024A	5.00%	06/01/49 (b)	60,000	64,134
Water System Refunding RB Series 2015A	5.00%	06/01/28 (b)	90,000	90,320
Water System Refunding RB Series 2015A	5.00%	06/01/29 (b)	35,000	35,116
Water System Refunding RB Series 2017B	5.00%	06/01/29 (b)	70,000	73,474
Water System Refunding RB Series 2017B	5.00%	06/01/30 (b)	120,000	125,832
Water System Refunding RB Series 2017B	5.00%	06/01/31 (b)	80,000	83,723
Water System Refunding RB Series 2017B	5.00%	06/01/33 (b)	115,000	119,897
Water System Refunding RB Series 2017B	5.00%	06/01/35 (b)	30,000	31,147
East Side UHSD
GO Refunding Bonds Series 2024B	5.00%	08/01/30 (c)	100,000	111,074
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D	5.00%	07/01/47 (b)	85,000	87,075
Elk Grove USD
COP Series 2016	3.13%	02/01/40 (b)(c)	70,000	59,670
GO Bonds Series 2019	4.00%	08/01/48 (b)	200,000	192,392
Folsom Cordova USD
ULT GO Bonds Series 2007D	4.00%	10/01/44 (b)(c)	350,000	338,771
Foothill Eastern Transportation Corridor Agency
Toll Road Jr Lien Refunding RB Series 2021C	4.00%	01/15/43 (b)	105,000	100,693
Toll Road Refunding RB Series 2013B2	3.50%	01/15/53 (b)	65,000	52,595
Toll Road Sr Lien RB Series A	0.00%	01/01/28 (a)(d)	340,000	313,662
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (b)	335,000	318,811
Foothill-DeAnza CCD
GO Refunding Bond Series 2016	4.00%	08/01/40 (b)	100,000	98,811
Fresno USD
GO Bonds Series 2016B	4.00%	08/01/46 (b)	400,000	384,126
GO Bonds Series 2020B	4.00%	08/01/52 (b)	150,000	141,654
Glendale CCD
GO Bonds Series 2016A	5.25%	08/01/41 (a)(b)	100,000	106,142
GO Bonds Series 2016B	4.00%	08/01/50 (b)	170,000	161,394

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Golden State Tobacco Securitization Corp
RB Series 2015A	5.00%	06/01/32 (a)(b)	55,000	55,215
RB Series 2015A	5.00%	06/01/40 (a)(b)	110,000	110,430
RB Series 2015A	5.00%	06/01/40 (a)(b)	130,000	130,509
RB Series 2015A	5.00%	06/01/45 (a)(b)	295,000	296,154
Grossmont Healthcare District
GO Refunding Bonds Series 2015D	4.00%	07/15/40 (b)	200,000	200,653
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B	4.00%	08/01/47 (b)	130,000	124,801
Hayward Area Recreation & Park District
GO Bonds Series A	4.00%	08/01/46 (b)	25,000	24,356
Hayward USD
GO Bonds Series 2017	4.00%	08/01/42 (b)(c)	35,000	33,873
GO Bonds Series 2020	4.00%	08/01/45 (b)(c)	150,000	144,036
GO Bonds Series 2020	4.00%	08/01/50 (b)(c)	150,000	141,667
Imperial Irrigation District
Electric System Refunding RB Series 2016B1	5.00%	11/01/46 (b)	50,000	50,879
Irvine Facilities Financing Auth
Lease RB Series 2023A	4.25%	05/01/53 (b)	100,000	98,982
Special Tax RB Series 2023A	4.00%	09/01/58 (b)	100,000	93,943
Irvine Public Facilities Corp
Special Tax RB (Irvine Great Park Infrastructure) Series 2023A	5.25%	09/01/53 (b)	25,000	26,913
Special Tax RB Series 2023A	5.00%	09/01/48 (b)	100,000	106,213
Long Beach CCD
GO Bonds Series 2019C	4.00%	08/01/49 (b)	150,000	143,073
Long Beach USD
GO Bonds Series 2016B	3.00%	08/01/48 (b)	150,000	111,977
GO Bonds Series 2016B	3.00%	08/01/50 (b)	350,000	256,323
GO Bonds Series 2016C	4.00%	08/01/50 (b)	100,000	95,086
Los Angeles
Wastewater System Sub RB Series 2017A	5.25%	06/01/47 (b)	25,000	25,454
Wastewater System Sub RB Series 2022A	5.00%	06/01/47 (b)	80,000	85,351
Wastewater System Sub Refunding RB Series 2018B	5.00%	06/01/25	215,000	215,776
Wastewater System Sub Refunding RB Series 2018B	5.00%	06/01/27	115,000	120,908
Wastewater System Sub Refunding RB Series 2022C	5.00%	06/01/30	100,000	110,862
Los Angeles CCD
GO Bonds Series 2008K	4.00%	08/01/38 (b)	65,000	65,076
GO Bonds Series 2008L	5.00%	08/01/25	200,000	201,580
GO Bonds Series 2016C1	5.00%	08/01/26	25,000	25,811
GO Bonds Series C1	5.00%	08/01/25	60,000	60,474
GO Bonds Series D	5.00%	08/01/28	65,000	70,125
GO Bonds Series D	5.00%	08/01/30	100,000	111,757
GO Bonds Series K	3.00%	08/01/39 (b)	275,000	242,629
GO Refunding Bonds Series 2015C	5.00%	08/01/25	155,000	156,225
GO Refunding Bonds Series 2015C	5.00%	06/01/26	80,000	82,279
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	50,000	50,170
GO Refunding Bonds Series 2024	5.00%	08/01/36 (b)	45,000	52,193
GO Refunding Bonds Series 2024	5.00%	08/01/38 (b)	175,000	200,706
Los Angeles Cnty Facilities 2 Inc
Lease RB Series 2024A	5.25%	06/01/49 (b)	150,000	161,306

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Cnty Facilities Inc
Lease RB Series 2018A	4.00%	12/01/48 (b)	100,000	96,164
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	200,000	205,266
Jr Sub Sales Tax Refunding RB Series 2020A	5.00%	06/01/28	165,000	177,349
Jr Sub Sales Tax Refunding RB Series 2020A	5.00%	06/01/35 (b)	50,000	54,556
Jr Sub Sales Tax Refunding RB Series 2020A1	5.00%	06/01/25	115,000	115,465
Jr Sub Sales Tax Refunding RB Series 2020A1	5.00%	06/01/27	80,000	84,214
Jr Sub Sales Tax Refunding RB Series 2020A1	5.00%	06/01/29	165,000	180,650
Jr Sub Sales Tax Refunding RB Series 2020A1	4.00%	06/01/36 (b)	290,000	298,222
Jr Sub Sales Tax Refunding RB Series 2020A1	5.00%	06/01/36 (b)	35,000	38,053
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/33 (b)	100,000	103,860
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/34 (b)	250,000	259,249
Sr Sales Tax RB Series 2017A	5.00%	07/01/38 (b)	30,000	31,006
Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	150,000	153,950
Sr Sales Tax RB Series 2019A	5.00%	07/01/37 (b)	120,000	126,091
Sr Sales Tax RB Series 2019B	5.00%	07/01/36 (b)	170,000	179,063
Sr Sales Tax RB Series 2021A	5.00%	06/01/29	20,000	21,922
Sr Sales Tax RB Series 2021A	5.00%	06/01/30	105,000	116,994
Sr Sales Tax RB Series 2021A	5.00%	06/01/33 (b)	80,000	89,583
Sr Sales Tax RB Series 2021A	4.00%	06/01/35 (b)	170,000	177,133
Sr Sales Tax Refunding RB Series 2024A	5.00%	06/01/38 (b)	100,000	113,292
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2016D	4.00%	12/01/40 (b)	200,000	195,467
Lease RB Series 2020A	4.00%	12/01/43 (b)	70,000	67,821
Los Angeles Dept of Airports
Sr RB Series 2020D	4.00%	05/15/48 (b)	200,000	189,611
Sr Refunding RB Series 2020A	5.00%	05/15/35 (b)	250,000	269,464
Sr Refunding RB Series 2020A	5.00%	05/15/38 (b)	125,000	133,244
Sr Refunding RB Series 2020A	5.00%	05/15/40 (b)	40,000	42,261
Sr Refunding RB Series 2020B	5.00%	05/15/32 (b)	135,000	148,107
Sub RB Series 2022B	4.00%	05/15/48 (b)	150,000	142,208
Sub Refunding RB Series 2021B	5.00%	05/15/45 (b)	190,000	200,015
Sub Refunding RB Series 2021B	5.00%	05/15/48 (b)	100,000	104,723
Los Angeles Dept of Water & Power
Power System RB Series 2017A	5.00%	07/01/34 (b)	160,000	163,312
Power System RB Series 2017A	5.00%	07/01/47 (b)	100,000	100,559
Power System RB Series 2017B	5.00%	07/01/35 (b)	10,000	10,186
Power System RB Series 2019A	5.00%	07/01/45 (b)	140,000	142,336
Power System RB Series 2019A	5.00%	07/01/49 (b)	175,000	176,786
Power System RB Series 2019B	5.00%	07/01/32 (b)	140,000	147,600
Power System RB Series 2019D	5.00%	07/01/44 (b)	250,000	255,414
Power System RB Series 2020A	5.00%	07/01/25	200,000	200,694
Power System RB Series 2020A	5.00%	07/01/29	150,000	160,403
Power System RB Series 2020B	5.00%	07/01/40 (b)	235,000	245,353
Power System RB Series 2021B	5.00%	07/01/41 (b)	100,000	104,317
Power System RB Series 2021B	5.00%	07/01/46 (b)	80,000	81,980
Power System RB Series 2021B	5.00%	07/01/48 (b)	150,000	153,230
Power System RB Series 2021C	4.00%	07/01/26 (b)	50,000	50,358
Power System RB Series 2021C	5.00%	07/01/51 (b)	50,000	51,069
Power System RB Series 2022A	5.00%	07/01/46 (b)	130,000	133,460

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Power System RB Series 2022A	5.00%	07/01/51 (b)	265,000	270,664
Power System RB Series 2022B	5.00%	07/01/43 (b)	50,000	52,212
Power System RB Series 2022B	5.00%	07/01/47 (b)	110,000	113,024
Power System RB Series 2022C	5.00%	07/01/41 (b)	150,000	157,636
Power System RB Series 2022E	5.00%	07/01/26	100,000	102,152
Power System RB Series 2022E	5.00%	07/01/29	100,000	106,935
Power System RB Series 2023A	5.00%	07/01/28	50,000	52,800
Power System RB Series 2023A	5.00%	07/01/31	105,000	114,657
Power System RB Series 2023B	5.25%	07/01/53 (b)	40,000	41,695
Power System RB Series 2023D	5.00%	07/01/42 (b)	5,000	5,269
Power System RB Series 2023E	5.00%	07/01/35 (b)	660,000	723,713
Power System RB Series 2023E	5.00%	07/01/36 (b)	100,000	109,062
Power System RB Series 2023E	5.00%	07/01/38 (b)	65,000	70,033
Power System RB Series 2023E	5.00%	07/01/53 (b)	125,000	128,282
Power System RB Series 2024B	5.00%	07/01/25	55,000	55,245
Power System RB Series 2024B	5.00%	07/01/36 (b)	85,000	93,099
Power System RB Series 2024B	5.00%	07/01/37 (b)	130,000	141,668
Power System RB Series 2024B	5.00%	07/01/38 (b)	150,000	162,207
Power System RB Series 2024C	5.00%	07/01/39 (b)	135,000	145,173
Power System RB Series 2024C	5.00%	07/01/46 (b)	195,000	202,184
Power System RB Series 2024D	5.00%	07/01/43 (b)	70,000	73,633
Power System RB Series 2024D	5.00%	07/01/50 (b)	100,000	103,126
RB Series 2020C	5.00%	07/01/36 (b)	100,000	106,078
Water System RB Series 2018A	5.00%	07/01/48 (b)	85,000	85,779
Water System RB Series 2020A	5.00%	07/01/41 (b)	85,000	88,465
Water System RB Series 2020A	5.00%	07/01/50 (b)	300,000	306,070
Water System RB Series 2020C	5.00%	07/01/37 (b)	215,000	227,324
Water System RB Series 2020C	5.00%	07/01/38 (b)	105,000	110,466
Water System RB Series 2022B	4.00%	07/01/49 (b)	200,000	187,026
Water System RB Series 2022C	5.00%	07/01/38 (b)	75,000	80,295
Water System RB Series 2022C	5.00%	07/01/39 (b)	95,000	101,222
Water System RB Series 2022C	5.00%	07/01/40 (b)	100,000	106,114
Water System RB Series 2022C	5.00%	07/01/41 (b)	245,000	258,582
Water System RB Series 2022C	5.00%	07/01/43 (b)	150,000	156,826
Water System RB Series 2022D	5.00%	07/01/47 (b)	55,000	56,580
Water System RB Series 2022D	5.00%	07/01/52 (b)	150,000	153,749
Water System RB Series 2023A	5.00%	07/01/33	75,000	83,126
Water System RB Series 2023A	5.00%	07/01/34 (b)	50,000	55,130
Los Angeles Municipal Improvement Corp
Lease Refunding RB Series 2016B	5.00%	11/01/28 (b)	75,000	77,239
Lease Refunding RB Series 2016B	5.00%	11/01/29 (b)	35,000	35,985
Lease Refunding RB Series 2016B	4.00%	11/01/33 (b)	80,000	80,398
Lease Refunding RB Series 2016B	4.00%	11/01/35 (b)	150,000	150,134
Los Angeles USD
COP Series 2023A	5.00%	10/01/36 (b)	100,000	112,146
COP Series 2023A	5.00%	10/01/37 (b)	90,000	100,392
GO Bonds Series 2016A	4.00%	07/01/33 (b)	240,000	240,068
GO Bonds Series 2016A	4.00%	07/01/34 (b)	200,000	200,024
GO Bonds Series 2018B1	5.00%	07/01/30 (b)	100,000	105,408
GO Bonds Series 2018B1	5.00%	07/01/33 (b)	125,000	130,613
GO Bonds Series 2018B1	5.25%	07/01/42 (b)	200,000	207,547

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020C	4.00%	07/01/31 (b)	50,000	52,520
GO Bonds Series 2020C	3.00%	07/01/35 (b)	70,000	64,577
GO Bonds Series 2020C	4.00%	07/01/37 (b)	80,000	81,574
GO Bonds Series 2020C	4.00%	07/01/39 (b)	50,000	50,467
GO Bonds Series 2020C	4.00%	07/01/44 (b)	205,000	201,380
GO Bonds Series 2020C	3.00%	07/01/45 (b)	100,000	78,335
GO Bonds Series 2020RYQ	5.00%	07/01/33 (b)	85,000	93,209
GO Bonds Series 2020RYQ	5.00%	07/01/35 (b)	150,000	163,367
GO Bonds Series 2020RYQ	4.00%	07/01/36 (b)	115,000	117,765
GO Bonds Series 2020RYQ	4.00%	07/01/44 (b)	225,000	221,027
GO Bonds Series 2021RYRR	4.00%	07/01/46 (b)	135,000	131,494
GO Bonds Series 2022QRR	5.00%	07/01/29	140,000	153,202
GO Bonds Series 2022QRR	5.25%	07/01/47 (b)	255,000	275,701
GO Bonds Series 2023QRR	5.00%	07/01/37 (b)	10,000	11,271
GO Bonds Series 2023QRR	5.25%	07/01/48 (b)	275,000	299,335
GO Bonds Series 2024QRR	5.00%	07/01/25	300,000	301,760
GO Bonds Series 2024QRR	5.25%	07/01/49 (b)	25,000	27,379
GO Refunding Bonds Series 2016 B	2.00%	07/01/29 (b)	100,000	92,970
GO Refunding Bonds Series 2016A	5.00%	07/01/25	55,000	55,323
GO Refunding Bonds Series 2016A	5.00%	07/01/29 (b)	25,000	25,100
GO Refunding Bonds Series 2016B	5.00%	07/01/27 (b)	155,000	159,104
GO Refunding Bonds Series 2016B	5.00%	07/01/30 (b)	30,000	30,727
GO Refunding Bonds Series 2016B	3.00%	07/01/31 (b)	65,000	62,943
GO Refunding Bonds Series 2016B	3.00%	07/01/32 (b)	50,000	47,635
GO Refunding Bonds Series 2017A	5.00%	07/01/25	200,000	201,173
GO Refunding Bonds Series 2017A	5.00%	07/01/26	200,000	205,919
GO Refunding Bonds Series 2019A	5.00%	07/01/27	25,000	26,342
GO Refunding Bonds Series 2019A	5.00%	07/01/32 (b)	75,000	80,435
GO Refunding Bonds Series 2020A	5.00%	07/01/27	125,000	131,711
GO Refunding Bonds Series 2020A	5.00%	07/01/28	25,000	26,905
GO Refunding Bonds Series 2024A	5.00%	07/01/25	30,000	30,176
GO Refunding Bonds Series 2024A	5.00%	07/01/29	155,000	169,616
GO Refunding Bonds Series 2024A	5.00%	07/01/31	600,000	674,608
GO Refunding Bonds Series 2024A	5.00%	07/01/33	325,000	372,249
GO Refunding Bonds Series 2024A	5.00%	07/01/34	235,000	271,407
Refunding GO Bond Series 2019A	5.00%	07/01/29	225,000	246,217
ULT GO Bonds Series 2023QRR	5.00%	07/01/38 (b)	25,000	27,998
ULT GO Bonds Series 2024A	5.00%	07/01/26	100,000	102,959
ULT GO Bonds Series 2024A	5.00%	07/01/32	275,000	312,448
ULT GO Bonds Series 2024QRR	5.00%	07/01/39 (b)	70,000	78,784
ULT GO Bonds Series 2024QRR	5.00%	07/01/43 (b)	250,000	273,328
ULT GO Refunding Bonds Series 2016A	4.00%	07/01/40 (b)	110,000	107,675
Marin Healthcare District
GO Bonds Series 2017A	4.00%	08/01/47 (b)	100,000	95,358
Mountain View Whisman SD
GO Bonds Series B	4.25%	09/01/45 (b)	40,000	40,182
Mt. San Antonio CCD
GO Bonds Series 2019A	4.00%	08/01/49 (b)	125,000	119,591
GO Bonds Series 2021E	0.00%	08/01/46 (b)(d)	250,000	90,276
New Haven USD
GO Bonds Series D	0.00%	08/01/33 (c)(d)	125,000	93,288

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Newport-Mesa USD
GO Bonds Series 2011	0.00%	08/01/33 (d)	250,000	187,957
North Orange Cnty CCD
GO Bonds Series 2003B	0.00%	08/01/28 (c)(d)	35,000	31,646
Northern California Sanitation Agencies Finance Auth
Refunding RB Series 2024A	5.00%	12/01/35 (b)	65,000	76,039
Refunding RB Series 2024A	5.00%	12/01/38 (b)	55,000	63,105
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/40 (a)(b)	350,000	352,719
GO Bonds Series 2021A	4.00%	08/01/46 (b)(c)	195,000	188,460
Oxnard UHSD
GO Bonds Series 2018A	5.00%	08/01/42 (a)(b)	100,000	103,125
GO Bonds Series 2018C	4.00%	08/01/47 (b)	50,000	48,070
Palomar CCD
GO Bonds Series 2006C	5.00%	08/01/44 (a)(b)	85,000	85,660
GO Bonds Series D	4.00%	08/01/46 (b)	100,000	95,896
Peninsula Corridor Joint Powers Board
Sales Tax RB Series 2022A	5.00%	06/01/51 (b)	300,000	315,210
Peralta CCD
GO Refunding Bonds Series 2016A	4.00%	08/01/39 (b)	50,000	50,190
Perris Union HSD
GO Bonds Series A	4.00%	09/01/43 (b)(c)	35,000	33,877
Pleasanton USD
GO Bonds Series 2023	4.00%	08/01/52 (b)	55,000	52,108
Poway USD
GO Bonds Series B	0.00%	08/01/33 (d)	85,000	63,483
GO Bonds Series B	0.00%	08/01/34 (d)	30,000	21,424
ULT GO Bonds Series 2008A	0.00%	08/01/31 (d)	60,000	48,521
ULT GO Bonds Series B	0.00%	08/01/51 (d)	250,000	70,745
Rancho Santiago CCD
GO Bonds Series C	0.00%	09/01/30 (c)(d)	280,000	234,292
Rio Hondo California CCD
GO Bonds Series 2022D	0.00%	08/01/44 (b)(d)	500,000	200,023
Riverside
Electric RB Series 2024A	5.00%	10/01/49 (b)	30,000	32,332
GO Bonds Series 2025A	4.00%	08/01/50 (b)	250,000	237,714
Riverside Cnty Public Finance Auth
Lease RB Series 2015	4.13%	11/01/40 (a)(b)	100,000	100,909
Lease RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	101,555
Riverside Cnty Transportation Commission
LT Sales Tax Refunding RB Series 2017B	5.00%	06/01/30 (b)	20,000	21,027
LT Sales Tax Refunding RB Series 2017B	5.00%	06/01/37 (b)	25,000	25,999
Sales Tax Refunding RB Series 2017B	5.00%	06/01/32 (b)	150,000	157,129
Sales Tax Refunding RB Series 2017B	5.00%	06/01/35 (b)	25,000	26,064
Toll 2nd Lien Refunding RB Series 2021C	4.00%	06/01/47 (b)	50,000	47,188
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/40 (b)	80,000	78,316
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/46 (b)	150,000	142,671
Toll Sr Lien Refunding RB Series 2021B1	4.00%	06/01/37 (b)	60,000	60,236
Toll Sr Lien Refunding RB Series 2021B1	4.00%	06/01/39 (b)	25,000	24,775
Riverside USD
GO Bonds Series 2016B	4.00%	08/01/42 (b)	200,000	192,954

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sacramento
Sr TOT RB (Convention Center Complex) Series 2018A	5.00%	06/01/48 (b)	250,000	255,771
Sacramento City Financing Auth
Refunding RB Series 2006E	5.25%	12/01/30 (c)	100,000	109,651
Sacramento City USD
GO Bonds Series 2022A	5.50%	08/01/52 (b)(c)	200,000	213,174
Sacramento Cnty
Airport System Sr Refunding RB Series 2016A	5.00%	07/01/41 (b)	50,000	50,755
Airport System Sub Refunding RB Series 2016B	5.00%	07/01/41 (b)	100,000	101,510
Sr Airport System RB Series 2024	5.00%	07/01/49 (b)	150,000	160,322
Sacramento Cnty Sanitation District Financing Auth
RB Series 2020A	5.00%	12/01/50 (b)	100,000	104,552
Refunding RB Series 2021	5.00%	12/01/32 (b)	125,000	143,536
Refunding RB Series 2021	5.00%	12/01/33 (b)	115,000	129,406
Sacramento Municipal Utility District
Electric RB Series 2019G	5.00%	08/15/39 (b)	35,000	37,165
Electric RB Series 2019G	5.00%	08/15/40 (b)	140,000	148,274
Electric RB Series 2020H	4.00%	08/15/45 (b)	75,000	72,266
Electric RB Series 2023K	5.00%	08/15/48 (b)	20,000	21,560
Electric RB Series 2023K	5.00%	08/15/53 (b)	105,000	112,229
Electric RB Series 2024M	5.00%	11/15/49 (b)	90,000	97,406
Electric RB Series 2024M	5.00%	11/15/54 (b)	35,000	37,553
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2023	5.00%	10/01/32	95,000	109,317
San Bernardino CCD
GO Bonds Series 2008B	0.00%	08/01/48 (d)	150,000	51,454
GO Bonds Series A	4.00%	08/01/49 (a)(b)	60,000	62,038
GO Bonds Series B	4.13%	08/01/49 (b)	125,000	122,493
San Bernardino Cnty
COP Series 2019A	5.00%	10/01/26	40,000	41,265
San Diego CCD
GO Bonds Series A1	5.00%	08/01/55 (b)	200,000	214,415
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	220,000	227,315
GO Refunding Bonds Series 2016	5.00%	08/01/31 (a)(b)	25,000	25,831
GO Refunding Bonds Series 2024	5.00%	08/01/30	75,000	83,699
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021A	4.00%	07/01/46 (b)	115,000	109,520
Sub Airport RB Series 2021A	4.00%	07/01/51 (b)	100,000	92,756
Sub Airport RB Series 2021A	5.00%	07/01/51 (b)	35,000	36,658
Sub Airport RB Series 2021A	4.00%	07/01/56 (b)	45,000	41,065
Sub Airport RB Series 2021A	5.00%	07/01/56 (b)	55,000	57,500
Sub Airport Refunding RB Series 2019A	5.00%	07/01/36 (b)	55,000	58,781
Sub Airport Refunding RB Series 2019A	4.00%	07/01/38 (b)	25,000	25,122
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A	5.00%	04/01/48 (b)	200,000	202,218
Sales Tax RB Series 2023A	5.00%	04/01/29	100,000	109,372
Sales Tax RB Series 2023A	5.00%	04/01/32	75,000	85,965
San Diego Cnty Water Auth
Sub Lien Water Refunding RB Series 2021S1	5.00%	05/01/28 (b)	50,000	53,410
Water Refunding RB Series 2021B	4.00%	05/01/33 (b)	30,000	31,608
Water Refunding RB Series 2021B	4.00%	05/01/34 (b)	80,000	83,772

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water Refunding RB Series 2021B	4.00%	05/01/35 (b)	260,000	270,762
Water Refunding RB Series 2021B	4.00%	05/01/36 (b)	50,000	51,770
San Diego Public Facilities Financing Auth
Lease RB Series 2021A	4.00%	10/15/50 (b)	260,000	247,948
Lease RB Series 2023A	4.00%	10/15/48 (b)	125,000	119,865
Sr Sewer Refunding RB Series 2016A	5.00%	05/15/27 (b)	75,000	76,956
Sr Water RB Series 2023A	5.25%	08/01/48 (b)	35,000	38,284
Sub Sewer RB Series 2022A	5.00%	05/15/47 (b)	15,000	16,008
Sub Sewer RB Series 2024A	5.00%	05/15/54 (b)	250,000	266,859
Sub Water Refunding RB Series 2016B	5.00%	08/01/27 (b)	75,000	77,254
Water Sub RB Series 2018A	5.00%	08/01/43 (b)	200,000	206,787
San Diego USD
GO Bonds Series 2006F1	5.25%	07/01/28 (c)	90,000	97,819
GO Bonds Series 2008C	0.00%	07/01/35 (d)	200,000	136,326
GO Bonds Series 2010C	0.00%	07/01/30 (d)	30,000	25,255
GO Bonds Series 2010C	0.00%	07/01/45 (d)	150,000	60,204
GO Bonds Series 2010C	0.00%	07/01/47 (d)	50,000	18,257
GO Bonds Series 2017 I	4.00%	07/01/47 (b)	100,000	95,318
GO Bonds Series 2017I	3.13%	07/01/42 (b)	175,000	145,967
GO Bonds Series 2019B	3.25%	07/01/48 (b)	320,000	260,031
GO Bonds Series 2019L	4.00%	07/01/49 (b)	100,000	94,526
GO Bonds Series 2020M2	4.00%	07/01/50 (b)	200,000	188,135
GO Bonds Series 2021N2	4.00%	07/01/46 (b)	15,000	14,386
GO Bonds Series 2022A3	4.00%	07/01/53 (b)	400,000	373,472
GO Bonds Series 2022F2	5.00%	07/01/29	65,000	71,349
GO Bonds Series 2023N2	5.00%	07/01/48 (b)	55,000	58,359
GO Bonds Series 2023N2	5.00%	07/01/53 (b)	330,000	348,399
GO Bonds Series 2024B3	4.00%	07/01/54 (b)	350,000	326,219
GO Refunding Bond Series 2025ZR-6A	5.00%	07/01/42 (e)	300,000	344,822
GO Refunding Bonds Series 2005E2	5.50%	07/01/27 (c)	150,000	159,988
GO Refunding Bonds Series 2012R1	0.00%	07/01/30 (d)	165,000	138,901
GO Refunding Bonds Series 2016 SR1	4.00%	07/01/31 (b)	100,000	100,950
Go Refunding Bonds Series 2016R5	5.00%	07/01/29 (b)	115,000	118,159
GO Refunding Bonds Series 2016SR1	4.00%	07/01/32 (b)	100,000	100,843
San Francisco
COP Series 2024R1	4.00%	04/01/45 (b)	100,000	95,236
GO Refunding Bonds Series 2022R1	5.00%	06/15/25	100,000	100,516
GO Refunding Bonds Series 2022R1	5.00%	06/15/28	135,000	145,122
GO Refunding Bonds Series 2022R1	5.00%	06/15/30	40,000	44,533
GO Refunding Bonds Series 2022R1	5.00%	06/15/32	55,000	62,960
GO Refunding Bonds Series 2024R1	5.00%	06/15/35 (b)	95,000	110,502
Wastewater RB Series 2021A	5.00%	10/01/44 (b)	310,000	329,166
San Francisco Airport Commission
RB 2nd Series 2017B	5.00%	05/01/47 (b)	150,000	152,576
RB 2nd Series 2018E	5.00%	05/01/48 (b)	100,000	102,525
RB 2nd Series 2019B	5.00%	05/01/49 (b)	30,000	30,962
RB 2nd Series 2019F	5.00%	05/01/50 (b)	100,000	103,118
RB 2nd Series 2022B	5.00%	05/01/52 (b)	250,000	262,610
RB 2nd Series 2023D	5.25%	05/01/48 (b)	25,000	27,052
Refunding Bonds 2nd Series 2019D	5.00%	05/01/37 (b)	120,000	127,640
Refunding RB 2nd Series 2019D	5.00%	05/01/33 (b)	50,000	53,765

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB 2nd Series 2021B	5.00%	05/01/31	60,000	67,033
Refunding RB 2nd Series 2023B	5.00%	05/01/43 (b)	40,000	43,247
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1	4.00%	08/01/42 (b)	150,000	145,609
GO Bonds Series 2019B1	4.00%	08/01/44 (b)	150,000	145,980
GO Bonds Series 2019B1	3.00%	08/01/49 (b)	150,000	111,724
GO Bonds Series 2020C1	4.00%	08/01/45 (b)	205,000	198,620
GO Bonds Series 2020C1	3.00%	08/01/50 (b)	100,000	73,367
GO Bonds Series 2022D1	5.25%	08/01/47 (b)	190,000	205,963
GO Bonds Series 2022D1	4.25%	08/01/52 (b)	135,000	132,854
GO Refunding Bonds Series 2017E	5.00%	08/01/36 (b)	50,000	52,004
San Francisco CCD
GO Bonds Series 2020B	5.25%	06/15/49 (b)	250,000	270,396
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (b)	100,000	96,081
San Francisco Public Utilities Commission
Wastewater RB Series 2018A	4.00%	10/01/43 (b)	200,000	190,391
Wastewater RB Series 2023A	5.00%	10/01/27	20,000	21,216
Wastewater RB Series 2023A	5.00%	10/01/28	30,000	32,497
Wastewater RB Series 2023A	5.00%	10/01/29	25,000	27,582
Wastewater RB Series 2023A	5.00%	10/01/30	100,000	112,094
Wastewater RB Series 2024C	5.00%	10/01/49 (b)	50,000	53,358
Wastewater RB Series 2024C	5.00%	10/01/54 (b)	210,000	223,123
Water RB Series 2016A	5.00%	11/01/25	215,000	218,198
Water RB Series 2016A	4.00%	11/01/36 (b)	40,000	40,076
Water RB Series 2017D	5.00%	11/01/32 (b)	200,000	209,624
Water RB Series 2020A	5.00%	11/01/50 (b)	295,000	307,511
Water RB Series 2020B	5.00%	11/01/50 (b)	45,000	45,925
Water Refunding RB Series 2016A	5.00%	11/01/26	350,000	364,200
Water Refunding RB Series 2023C	5.00%	11/01/37 (b)	100,000	112,889
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Jr Lien RB	0.00%	01/01/26 (a)(d)	400,000	391,859
Toll Road Refunding RB Series 1997A	0.00%	01/15/32 (c)(d)	100,000	76,777
Toll Road Sr Lien Refunding RB Series 2021A	5.00%	01/15/33 (b)	50,000	54,706
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/34 (b)	55,000	56,255
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/50 (b)	100,000	92,984
San Jose
Airport Refunding RB Series 2017B	5.00%	03/01/42 (b)	100,000	102,121
Airport Refunding RB Series 2017B	5.00%	03/01/47 (b)(c)	160,000	162,624
Wastewater RB Series 2022B	5.00%	11/01/47 (b)	100,000	106,748
Wastewater RB Series 2022B	5.00%	11/01/52 (b)	175,000	185,437
San Jose Redevelopment Agency Successor
Tax Refunding Bonds Series 2017A	5.00%	08/01/34 (b)	125,000	129,861
San Marcos USD
GO Bonds Series B	0.00%	08/01/51 (d)	200,000	59,160
San Mateo Cnty CCD
GO Bonds Series 2006B	0.00%	09/01/32 (c)(d)	160,000	124,158
GO Bonds Series 2006B	0.00%	09/01/34 (c)(d)	50,000	35,645
GO Bonds Series 2018B	5.00%	09/01/45 (b)	150,000	155,058
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2018A	5.00%	07/15/43 (b)	150,000	154,979

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Mateo Foster City Public Finance Auth
Wastewater RB Series 2021B	5.00%	08/01/25 (a)	340,000	342,698
San Mateo SD
ULT GO Bonds Series 2020B	4.00%	08/01/51 (b)	150,000	143,532
Santa Clara Cnty
GO Refunding Bonds Series 2017C	3.25%	08/01/39 (b)	70,000	64,237
Santa Clara Valley Transportation Auth
Sales Tax Refunding Bonds Series 2023A	5.00%	04/01/36 (b)	40,000	45,496
Sales Tax Refunding RB Series 2023A	5.00%	04/01/26	250,000	256,408
Santa Clara Valley Water District
Water Utility System Revenue COP Series 2023C1	4.00%	06/01/26 (b)	30,000	30,470
Santa Monica CCD
GO Bonds Series 2018A	4.00%	08/01/47 (b)	150,000	145,684
GO Bonds Series 2022B	4.00%	08/01/45 (b)	150,000	148,769
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A	2.50%	07/01/25	90,000	89,834
Sub Water Refunding RB Series 2017A	2.50%	07/01/26	100,000	99,306
Sub Water Refunding RB Series 2017A	2.50%	07/01/27	150,000	147,355
Sub Water Refunding RB Series 2020A	5.00%	07/01/27	65,000	68,665
Water RB Series 2015A	5.00%	07/01/28 (a)(b)	125,000	125,739
Water RB Series 2020A	5.00%	10/01/45 (b)	35,000	36,623
Water RB Series 2021A	5.00%	10/01/46 (b)	200,000	211,641
Water Refunding RB Series 2019A	5.00%	07/01/30 (b)	100,000	108,567
Water Refunding RB Series 2022A	5.00%	10/01/28	50,000	54,266
Water Refunding RB Series 2022A	5.00%	10/01/29	100,000	110,508
Water Refunding RB Series 2023A	5.00%	04/01/53 (b)	40,000	42,455
Water Refunding RB Series 2024A	5.00%	04/01/31	25,000	28,285
Water Refunding RB Series 2024A	5.00%	04/01/34	110,000	128,823
Southern California Public Power Auth
Sub Refunding RB Series 2015C	5.00%	07/01/26 (b)	200,000	200,226
Transmission System RB Series 2023-1	5.00%	07/01/37 (b)	500,000	542,689
Transmission System RB Series 2023-1A	5.00%	07/01/48 (b)	150,000	154,605
Southwestern CCD
GO Bonds Series A	4.00%	08/01/47 (b)	50,000	48,000
Sunnyvale Financing Auth
Lease RB Series 2020	4.00%	04/01/50 (b)	250,000	240,034
Sweetwater UHSD
GO Bonds Series 2022A1	5.00%	08/01/52 (b)	175,000	184,758
Twin Rivers USD
GO Bonds Series 2016	0.00%	08/01/41 (b)(c)(d)	390,000	177,374
Univ of California
General RB Series 2015AO	5.00%	05/15/25 (a)	85,000	85,242
General RB Series 2015AO	5.00%	05/15/26 (b)	55,000	55,157
General RB Series 2017AV	5.25%	05/15/42 (b)	150,000	154,822
General RB Series 2017AY	5.00%	05/15/27	75,000	78,763
General RB Series 2017AY	5.00%	05/15/30 (b)	125,000	130,577
General RB Series 2018AZ	5.00%	05/15/33 (b)	200,000	211,537
General RB Series 2018AZ	5.00%	05/15/35 (b)	140,000	147,235
General RB Series 2018AZ	5.00%	05/15/37 (b)	15,000	15,690
General RB Series 2018AZ	5.00%	05/15/43 (b)	170,000	175,123
General RB Series 2020BE	5.00%	05/15/34 (b)	40,000	43,508

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
General RB Series 2020BE	5.00%	05/15/35 (b)	400,000	433,265
General RB Series 2020BE	5.00%	05/15/41 (b)	100,000	105,548
General RB Series 2021BH	4.00%	05/15/46 (b)	25,000	24,183
General RB Series 2022BK	5.00%	05/15/32	685,000	774,894
General RB Series 2022BK	5.00%	05/15/52 (b)	230,000	241,364
General RB Series 2023BM	5.00%	05/15/32	30,000	33,937
General RB Series 2023BN	5.00%	05/15/28	250,000	267,709
General RB Series 2023BN	5.00%	05/15/36 (b)	100,000	111,702
General RB Series 2023BN	5.00%	05/15/37 (b)	250,000	277,555
General RB Series 2023BN	5.00%	05/15/43 (b)	60,000	64,327
General RB Series 2023BQ	5.00%	05/15/29	40,000	43,499
General RB Series 2023BQ	5.00%	05/15/33	110,000	125,428
General RB Series 2024BS	5.00%	05/15/25	100,000	100,274
General RB Series 2024BS	5.00%	05/15/28	75,000	80,313
General RB Series 2024BS	5.00%	05/15/29	35,000	38,062
General RB Series 2024BS	5.00%	05/15/32	55,000	62,218
General RB Series 2024BS	5.00%	05/15/43 (b)	65,000	70,168
General RB Series 2024BS	5.00%	05/15/44 (b)	255,000	273,643
General RB Series 2024BV	5.00%	05/15/39 (b)	185,000	204,679
General RB Series 2024BV	5.00%	05/15/40 (b)	495,000	544,478
General RB Series 2024BV	5.00%	05/15/41 (b)	200,000	218,395
General RB Series 2024BW	5.00%	05/15/29	15,000	16,312
General RB Series 2024BW	5.00%	05/15/31	10,000	11,195
General RB Series 2024BW	5.00%	05/15/33	125,000	142,532
General RB Series 2024BW	5.00%	05/15/35 (b)	145,000	165,197
General RB Series 2024BX	5.00%	05/15/31	85,000	95,160
General RB Series 2025BZ	5.00%	05/15/30	25,000	27,622
General RB Series 2025CC	5.00%	05/15/53 (b)	350,000	373,097
Limited Project RB Series 2015I	5.00%	05/15/40 (b)	75,000	75,214
Limited Project RB Series 2016K	5.00%	05/15/35 (b)	10,000	10,186
Limited Project RB Series 2016K	4.00%	05/15/36 (b)	50,000	50,139
Limited Project RB Series 2016K	4.00%	05/15/46 (b)	50,000	48,231
Limited Project RB Series 2017M	5.00%	05/15/32 (b)	150,000	155,919
Limited Project RB Series 2017M	5.00%	05/15/35 (b)	90,000	93,192
Limited Project RB Series 2017M	5.00%	05/15/42 (b)	165,000	169,333
Limited Project RB Series 2017M	4.00%	05/15/47 (b)	50,000	48,081
Limited Project RB Series 2018O	5.00%	05/15/58 (b)	245,000	250,487
Limited Project RB Series 2021Q	5.00%	05/15/34 (b)	75,000	82,656
Limited Project RB Series 2021Q	4.00%	05/15/51 (b)	165,000	155,754
RB Series 2015I	5.00%	05/15/26 (b)	300,000	300,855
RB Series 2017AY	5.00%	05/15/31 (b)	50,000	52,116
RB Series 2018AZ	5.00%	05/15/34 (b)	200,000	210,957
RB Series 2018O	4.00%	05/15/48 (b)	155,000	148,695
RB Series 2020BE	4.00%	05/15/47 (b)	250,000	241,102
RB Series 2021Q	5.00%	05/15/46 (b)	330,000	346,007
RB Series 2023BN	5.00%	05/15/26	65,000	66,754
RB Series 2023BQ	5.00%	05/15/31	50,000	55,977
RB Series 2023BQ	5.00%	05/15/35 (b)	110,000	123,852
RB Series 2024 BS	5.00%	05/15/34	115,000	131,918
RB Series 2024BS	5.00%	05/15/37 (b)	150,000	168,271
RB Series 2024BT	5.00%	05/15/26	85,000	87,294

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024BV	5.00%	05/15/35 (b)	200,000	227,858
RB Series 2025CC	5.00%	05/15/38 (b)	250,000	280,285
RB Series 2025CC	5.00%	05/15/39 (b)	250,000	279,015
Refunding RB Series 2025BZ	5.00%	05/15/29	250,000	271,870
Refunding RB Series 2025BZ	5.00%	05/15/34	250,000	286,779
Refunding RB Series 2025BZ	5.25%	05/15/40 (b)	260,000	294,026
Ventura Cnty CCD
GO Refunding Bonds Series 2015	3.13%	08/01/31 (b)	200,000	197,547
Vernon
Electric System RB Series 2021A	5.00%	10/01/27	30,000	31,320
Washington Township Health Care District
GO Bonds Series 2023B	5.25%	08/01/48 (b)	250,000	271,179
West Contra Costa USD
GO Bonds Series 2024B	5.00%	08/01/54 (b)(c)	375,000	397,090
Williams Hart Calif UHSD
GO Bonds Series C	3.50%	08/01/38 (b)	195,000	184,817
Yosemite CCD
GO Refunding Bonds Series 2015	5.00%	08/01/30 (a)(b)	65,000	65,516
				112,614,374
COLORADO 1.6%
Adams & Arapahoe Cntys Jt SD No 28J
GO Bonds Series 2017A	5.00%	12/01/31 (b)(c)	50,000	51,540
GO Bonds Series 2021A	5.00%	12/01/29 (c)	65,000	70,717
Adams & Weld Cntys SD No 27J Brighton
GO Bonds Series 2015	5.00%	12/01/40 (b)(c)	25,000	25,176
GO Bonds Series 2024A	5.00%	12/01/47 (b)	75,000	79,176
GO Bonds Series 2024A	5.00%	12/01/48 (b)(c)	150,000	158,121
Adams Cnty SD #1
ULT GO Bonds Series 2017	5.25%	12/01/40 (b)(c)	20,000	20,480
Arapahoe Cnty SD No. 5 Cherry Creek
GO Bonds Series 2024	5.25%	12/15/44 (b)(c)	400,000	435,716
Aurora
1st Lien Water RB Series 2024	4.00%	08/01/54 (b)	100,000	92,374
1st Lien Water Refunding RB Series 2016	5.00%	08/01/41 (a)(b)	720,000	741,255
Colorado
COP Series 2018A	5.00%	12/15/29 (b)	30,000	32,048
COP Series 2018A	4.00%	12/15/36 (b)	1,000,000	983,113
COP Series 2020A	5.00%	12/15/30	50,000	54,879
COP Series 2020A	5.00%	12/15/32 (b)	100,000	108,710
COP Series 2020A	5.00%	12/15/33 (b)	35,000	37,882
COP Series 2020A	4.00%	12/15/35 (b)	150,000	152,264
COP Series 2020A	3.00%	12/15/36 (b)	50,000	44,352
COP Series 2020A	4.00%	12/15/38 (b)	15,000	14,873
COP Series 2020A	4.00%	12/15/39 (b)	190,000	186,273
COP Series 2021A	5.00%	12/15/33 (b)	135,000	147,853
COP Series 2021A	5.00%	12/15/34 (b)	85,000	92,604
COP Series 2021A	4.00%	12/15/38 (b)	40,000	39,660
COP Series 2021A	4.00%	12/15/39 (b)	25,000	24,402
COP Series 2021A	4.00%	12/15/40 (b)	150,000	146,257

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Bridge Enterprise IRB
Infrastructure RB series 2024A	5.50%	12/01/54 (b)(c)	250,000	271,127
Colorado High Performance Transportation Enterprise
Sr RB Series 2017	5.00%	12/31/56 (b)	75,000	73,071
Colorado Regional Transportation District
COP Series 2015A	4.00%	06/01/40 (b)	50,000	47,801
Sales Tax RB Series 2016A	5.00%	11/01/46 (b)	100,000	101,243
Sales Tax RB Series 2017B	5.00%	11/01/34 (b)	150,000	156,282
Sales Tax Refunding RB Series 2013A	5.00%	11/01/28 (b)	90,000	96,645
Sales Tax Refunding RB Series 2021B	5.00%	11/01/28	100,000	107,384
Sales Tax Refunding RB Series 2021B	2.00%	11/01/41 (b)	55,000	36,459
Sales Tax Refunding RB Series 2023A	5.00%	11/01/27	75,000	79,162
Colorado Springs
Utilities System Improvement RB Series 2022B	5.25%	11/15/52 (b)	150,000	158,955
Utilities System Refunding RB Series 2022A	5.00%	11/15/30	90,000	99,427
Utility System RB Series 2024A	5.25%	11/15/54 (b)	200,000	214,090
Colorado State Building Excellent Schools Today
COP Series 2018N	5.00%	03/15/38 (b)	100,000	103,465
Colorado State Univ
System Enterprise Refunding RB Series 2013A	5.00%	03/01/43 (c)	175,000	193,686
Denver
Airport System RB Series 2012B	4.00%	11/15/43 (b)	165,000	157,823
Airport System RB Series 2022C	5.00%	11/15/29	150,000	163,231
COP Series 2018A	5.38%	06/01/43 (b)	25,000	25,393
Dedicated Tax Refunding RB Series 2016A	5.00%	08/01/42 (b)	150,000	152,088
Dedicated Tax Refunding RB Series 2016A	4.00%	08/01/46 (b)	250,000	230,695
GO Refunding Bonds Series 2020B	5.00%	08/01/27	130,000	136,709
GO Refunding Bonds Series 2020B	5.00%	08/01/28	10,000	10,712
GO Refunding Bonds Series 2020B	5.00%	08/01/29	50,000	54,405
RB Series 2021A	4.00%	08/01/51 (b)	100,000	91,402
Denver SD #1
GO Bonds Series 2017	5.00%	12/01/37 (b)(c)	95,000	97,204
GO Bonds Series 2017	4.00%	12/01/41 (b)(c)	10,000	9,817
GO Bonds Series 2022A	5.00%	12/01/41 (b)(c)	115,000	123,289
GO Bonds Series 2022A	5.00%	12/01/45 (b)(c)	200,000	210,940
GO Bonds Series 2025A	5.00%	12/01/34 (c)	250,000	285,857
GO Bonds Series 2025A	5.25%	12/01/38 (b)(c)	250,000	285,081
GO Refunding Bonds Series 2016	4.00%	12/01/26 (b)(c)	10,000	10,076
E-470 Public Highway Auth
Sr RB Series 1997B	0.00%	09/01/26 (c)(d)	50,000	47,788
Sr RB Series 2000B	0.00%	09/01/30 (c)(d)	70,000	57,826
Sr RB Series 2004A	0.00%	09/01/28 (c)(d)	115,000	102,643
Sr RB Series 2020A	5.00%	09/01/26	185,000	190,430
El Paso Cnty SD
GO Bonds Series 2017	4.00%	12/15/40 (b)(c)	45,000	43,532
Jefferson Cnty SD #R1
GO Bonds Series 2018	5.00%	12/15/34 (b)(c)	145,000	152,757
Larimer & Weld SD #RE5J
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	186,913
Park Creek Metropolitan District
Sr Tax Supported Refunding RB Series 2015A	5.00%	12/01/45 (b)	150,000	150,713

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of Colorado
Univ Enterprise Refunding RB Series 2017A2	4.00%	06/01/43 (b)	100,000	94,636
Univ Enterprise Refunding RB Series 2024A	5.00%	10/01/28	1,000,000	1,072,114
Weld Cnty SD #4
GO Bonds Series 2023	5.25%	12/01/47 (b)(c)	50,000	53,198
Weld Cnty SD #6
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	189,258
Weld Cnty SD #RE2
GO Bonds Series 2016	5.00%	12/01/44 (b)(c)	220,000	227,085
Westminster
Water & Wastewater RB Series 2024	5.00%	12/01/54 (b)	100,000	104,392
				10,196,529
CONNECTICUT 1.9%
Connecticut
GO Bonds Series 2016A	5.00%	03/15/32 (b)	120,000	121,799
GO Bonds Series 2016A	4.00%	03/15/36 (b)	50,000	49,489
GO Bonds Series 2016E	3.00%	10/15/32 (b)	200,000	191,115
GO Bonds Series 2017A	5.00%	04/15/27	40,000	41,754
GO Bonds Series 2017A	5.00%	04/15/33 (b)	50,000	51,560
Go Bonds Series 2019A	5.00%	04/15/28	90,000	95,689
GO Bonds Series 2019A	5.00%	04/15/30 (b)	30,000	32,258
GO Bonds Series 2019A	5.00%	04/15/33 (b)	275,000	292,948
GO Bonds Series 2019A	5.00%	04/15/35 (b)	130,000	137,541
GO Bonds Series 2019A	5.00%	04/15/36 (b)	95,000	100,229
GO Bonds Series 2019A	4.00%	04/15/38 (b)	150,000	149,880
GO Bonds Series 2019A	5.00%	04/15/39 (b)	65,000	67,837
GO Bonds Series 2020A	5.00%	01/15/26	100,000	101,783
GO Bonds Series 2020A	5.00%	01/15/27	25,000	26,002
GO Bonds Series 2020A	5.00%	01/15/28	30,000	31,754
GO Bonds Series 2020A	5.00%	01/15/31 (b)	50,000	54,284
GO Bonds Series 2020A	4.00%	01/15/34 (b)	100,000	102,410
GO Bonds Series 2020A	4.00%	01/15/35 (b)	180,000	182,976
GO Bonds Series 2021A	4.00%	01/15/29	70,000	72,677
GO Bonds Series 2021A	4.00%	01/15/30	115,000	120,011
GO Bonds Series 2021A	4.00%	01/15/31	30,000	31,445
GO Bonds Series 2021A	3.00%	01/15/35 (b)	125,000	114,370
GO Bonds Series 2021A	2.00%	01/15/41 (b)	100,000	65,808
GO Bonds Series 2022A	4.00%	01/15/29	125,000	129,781
GO Bonds Series 2022A	4.00%	01/15/34 (b)	260,000	269,075
GO Bonds Series 2022A	3.00%	01/15/41 (b)	25,000	20,477
GO Bonds Series 2022B	4.00%	01/15/36 (b)	25,000	25,339
GO Bonds Series 2022E	5.00%	11/15/25	250,000	253,490
GO Bonds Series 2022E	5.00%	11/15/29	25,000	27,217
GO Bonds Series 2022E	5.00%	11/15/33 (b)	50,000	55,756
GO Bonds Series 2022F	5.00%	11/15/41 (b)	225,000	240,176
GO Bonds Series 2024A	5.00%	01/15/31	250,000	275,894
GO Bonds Series 2024A	5.00%	01/15/36 (b)	90,000	100,239
GO Bonds Series 2024B	5.00%	01/15/40 (b)	150,000	162,287
GO Bonds Series 2024F	5.00%	11/15/29	100,000	108,866
GO Refunding Bonds Series 2016B	5.00%	05/15/25	95,000	95,250

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2022D	5.00%	09/15/25	195,000	196,996
GO Refunding Bonds Series 2022D	5.00%	09/15/27	600,000	631,326
GO Refunding Bonds Series 2022D	5.00%	09/15/28	30,000	32,110
GO Refunding Bonds Series 2022G	5.00%	11/15/27	240,000	253,315
GO Refunding Bonds Series 2023B	5.00%	08/01/26	25,000	25,755
GO Refunding Bonds Series 2023B	5.00%	08/01/32	100,000	111,962
Special Tax Obligation Bonds Series 2015A	5.00%	08/01/33 (b)	100,000	100,402
Special Tax Obligation Bonds Series 2016A	5.00%	09/01/25	160,000	161,492
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/35 (b)	200,000	207,884
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/36 (b)	100,000	103,650
Special Tax Obligation Bonds Series 2018B	5.00%	10/01/25	100,000	101,128
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/31	60,000	66,433
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/35 (b)	215,000	233,487
Special Tax Obligation Bonds Series 2021D	4.00%	11/01/39 (b)	250,000	249,799
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/26	25,000	25,715
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/28	200,000	213,367
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/29	125,000	135,373
Special Tax Obligation Bonds Series 2023A	5.00%	07/01/32	105,000	117,549
Special Tax Obligation Bonds Series A1	5.00%	07/01/29	350,000	379,045
Special Tax Obligation Refunding Bonds Series 2022B	5.00%	07/01/27	255,000	267,261
Special Tax Obligation Refunding Bonds Series 2023B	5.00%	07/01/29	50,000	54,149
Special Tax Obligation Refunding Bonds Series 2023B	5.00%	07/01/30	25,000	27,441
Special Tax Obligation Transportation Bonds Series 2015A	5.00%	08/01/27 (b)	40,000	40,257
Special Tax Obligation Transportation Bonds Series 2015A	5.00%	08/01/28 (b)	25,000	25,151
Special Tax Obligation Transportation Bonds Series 2016A	5.00%	09/01/33 (b)	75,000	76,504
Special Tax Obligation Transportation Bonds Series 2018B	5.00%	10/01/27	120,000	126,373
Special Tax Obligation Transportation Bonds Series 2020A	5.00%	05/01/28	200,000	212,797
Special Tax Obligation Transportation Bonds Series 2020A	5.00%	05/01/31 (b)	260,000	283,256
Special Tax Obligation Transportation Bonds Series 2020A	5.00%	05/01/34 (b)	125,000	134,743
Special Tax Obligation Transportation Bonds Series 2020A	4.00%	05/01/36 (b)	70,000	70,924
Special Tax Obligation Transportation Bonds Series 2021A	5.00%	05/01/29	160,000	172,862
Special Tax Obligation Transportation Bonds Series 2021A	5.00%	05/01/34 (b)	200,000	218,255
Special Tax Obligation Transportation Bonds Series 2021A	4.00%	05/01/36 (b)	95,000	96,483
Special Tax Obligation Transportation Bonds Series 2022A	5.00%	07/01/27	50,000	52,404
Special Tax Obligation Transportation Bonds Series 2022A	5.00%	07/01/35 (b)	25,000	27,642
Special Tax Obligation Transportation Bonds Series 2022A	5.00%	07/01/38 (b)	80,000	86,777
Special Tax Obligation Transportation Bonds Series 2024A2	5.00%	07/01/38 (b)	250,000	276,108
Special Tax Obligation Transportation Bonds Series 2024A2	5.00%	07/01/43 (b)	250,000	266,619
Special Tax Obligation Transportation RB Series 2016A	5.00%	09/01/26	50,000	51,616
Special Tax Obligation Transportation RB Series 2016A	4.00%	09/01/35 (b)	180,000	178,487
Special Tax Obligation Transportation RB Series 2020A	5.00%	05/01/27	250,000	261,186
Special Tax Obligation Transportation RB Series 2020A	5.00%	05/01/32 (b)	200,000	216,951
Special Tax Obligation Transportation RB Series 2023A	5.00%	07/01/25	90,000	90,507
Special Tax Obligation Transportation RB Series 2023A	5.00%	07/01/37 (b)	150,000	165,580
Special Tax Obligation Transportation RB Series 2023A	5.25%	07/01/43 (b)	245,000	266,076
Connecticut Health & Educational Facilities Auth
RB (Quinnipiac Univ) Series L	4.13%	07/01/41 (b)	95,000	91,471
RB (Sacred Heart Univ) Series I1	5.00%	07/01/42 (b)	100,000	101,328
RB (Yale Univ) Series 2017B1	5.00%	07/01/29	75,000	81,663
RB (Yale Univ) Series S	5.00%	07/01/27	75,000	78,824

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Yale Univ) Series U	5.00%	07/01/33	65,000	74,195
RB (Yale Univ) Series X2	5.00%	07/01/37 (b)	250,000	280,986
New Haven
Go Refunding Bonds Series 2024	5.00%	08/01/31	100,000	109,574
				11,910,704
DELAWARE 0.1%
Delaware
GO Bonds Series 2022	5.00%	03/01/29	125,000	135,298
Delaware River & Bay Auth
RB Series 2019	4.00%	01/01/44 (b)	100,000	97,121
Delaware Transportation Auth
RB Series 2015	5.00%	06/01/55 (b)	100,000	99,998
				332,417
DISTRICT OF COLUMBIA 1.8%
District of Columbia
GO Bonds Series 2015A	4.00%	06/01/40 (b)	125,000	121,094
GO Bonds Series 2016A	5.00%	06/01/41 (b)	35,000	35,343
GO Bonds Series 2017D	5.00%	06/01/35 (b)	20,000	20,608
GO Bonds Series 2019A	5.00%	10/15/26	125,000	129,339
GO Bonds Series 2019A	5.00%	10/15/28	150,000	160,756
GO Bonds Series 2019A	5.00%	10/15/29 (b)	25,000	26,928
GO Bonds Series 2019A	5.00%	10/15/30 (b)	155,000	166,399
GO Bonds Series 2019A	5.00%	10/15/33 (b)	150,000	159,569
GO Bonds Series 2019A	5.00%	10/15/36 (b)	275,000	288,974
GO Bonds Series 2019A	5.00%	10/15/44 (b)	240,000	246,667
GO Bonds Series 2023A	5.00%	01/01/45 (b)	200,000	209,729
GO Bonds Series 2024A	5.00%	08/01/49 (b)	550,000	576,814
Go Refunding Bonds Series 2017A	5.00%	06/01/36 (b)	150,000	154,339
GO Refunding Bonds Series 2017A	5.00%	06/01/34 (b)	75,000	77,422
GO Refunding Bonds Series 2017A	4.00%	06/01/37 (b)	90,000	90,159
GO Refunding Bonds Series 2021E	5.00%	02/01/35 (b)	100,000	108,067
GO Refunding Bonds Series 2021E	4.00%	02/01/37 (b)	125,000	126,620
GO Refunding Bonds Series 2023B	5.00%	06/01/25	70,000	70,235
GO Refunding Bonds Series 2023B	5.00%	06/01/26	25,000	25,663
GO Refunding Bonds Series 2023B	5.00%	06/01/29	100,000	108,169
GO Refunding Bonds Series 2024B	5.00%	08/01/30	250,000	274,689
GO Refunding Bonds Series 2024B	5.00%	08/01/35 (b)	250,000	281,308
GO Refunding Bonds Series 2024C	5.00%	12/01/28	200,000	214,753
Highway RB Series 2020	5.00%	12/01/34 (b)	150,000	159,705
Income Tax RB Series 2019A	5.00%	03/01/30 (b)	345,000	373,305
Income Tax RB Series 2019A	5.00%	03/01/34 (b)	50,000	53,222
Income Tax RB Series 2023A	5.00%	05/01/38 (b)	245,000	265,637
Income Tax Secured RB Series 2019A	5.00%	03/01/32 (b)	25,000	26,883
Income Tax Secured RB Series 2019A	4.00%	03/01/37 (b)	130,000	128,531
Income Tax Secured RB Series 2019A	4.00%	03/01/40 (b)	105,000	102,691
Income Tax Secured RB Series 2019A	4.00%	03/01/44 (b)	200,000	186,245
Income Tax Secured RB Series 2020A	5.00%	03/01/35 (b)	230,000	245,369
Income Tax Secured RB Series 2020A	5.00%	03/01/36 (b)	30,000	31,911
Income Tax Secured RB Series 2020A	5.00%	03/01/37 (b)	150,000	158,667

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Income Tax Secured RB Series 2020A	5.00%	03/01/39 (b)	45,000	47,231
Income Tax Secured RB Series 2020C	5.00%	05/01/45 (b)	25,000	25,788
Income Tax Secured RB Series 2022A	5.00%	07/01/40 (b)	250,000	266,867
Income Tax Secured RB Series 2022A	5.00%	07/01/41 (b)	305,000	324,200
Income Tax Secured RB Series 2022A	5.00%	07/01/47 (b)	125,000	129,727
Income Tax Secured RB Series 2023A	5.25%	05/01/48 (b)	300,000	318,851
Income Tax Secured Refunding RB Series 2019C	5.00%	10/01/25	70,000	70,783
Income Tax Secured Refunding RB Series 2020B	5.00%	10/01/30	45,000	49,426
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/25	50,000	50,749
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/27	195,000	206,091
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/29	50,000	54,398
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/32	100,000	112,191
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/36 (b)	75,000	81,917
Income Tax Secured Refunding RB Series 2024A	5.00%	10/01/34	125,000	141,402
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/32 (b)	75,000	76,711
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/35 (b)	70,000	71,285
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2017A	5.00%	10/01/52 (b)	85,000	85,908
Public Utility Sr Lien RB Series 2018A	5.00%	10/01/49 (b)	100,000	101,868
Public Utility Sr Lien RB Series 2018B	5.00%	10/01/43 (b)	30,000	30,710
Public Utility Sr Lien RB Series 2018B	5.00%	10/01/49 (b)	100,000	101,868
Public Utility Sub Lien Refunding RB Series 2024A	5.00%	10/01/38 (b)	215,000	237,190
Public Utility Sub Lien Refunding RB Series 2024A	5.00%	10/01/39 (b)	145,000	158,601
District of Columbia Water & Sewer Auth Sub Board
Public Utility Sub Lien RB Series 2019A	5.00%	10/01/44 (b)	175,000	180,602
Metropolitan Washington Airports Auth
2nd Sr Lien RB Series 2009B	0.00%	10/01/35 (c)(d)	50,000	32,977
2nd Sr Lien RB Series 2010A	0.00%	10/01/37 (d)	255,000	138,256
Sub Lien Refunding RB Series 2019B	4.00%	10/01/44 (b)	250,000	231,630
Sub Lien Refunding RB Series 2019B	4.00%	10/01/49 (b)	275,000	247,986
Sub Lien Refunding RB Series 2019B	3.00%	10/01/50 (b)(c)	80,000	57,678
Sub Lien Refunding RB Series 2019B	4.00%	10/01/53 (b)	90,000	79,229
Toll Road 2nd Sr Lien RB Series 2009B	0.00%	10/01/30 (c)(d)	80,000	66,050
Toll Road 2nd Sr Lien Refunding RB Series 2022A	4.00%	10/01/52 (b)(c)	300,000	268,435
Washington DC Convention & Sports Auth
Sr Lien Refunding RB Series 2018A	5.00%	10/01/28 (b)	55,000	57,635
Washington Metropolitan Transit Auth
2nd Lien Dedicated RB Series 2024A	5.25%	07/15/59 (b)	150,000	158,277
2nd Lien RB Series 2023A	5.00%	07/15/45 (b)	50,000	52,489
2nd Lien RB Series 2023A	5.25%	07/15/53 (b)	150,000	157,664
Dedicated RB Series 2021A	4.00%	07/15/35 (b)	100,000	102,154
Dedicated RB Series 2021A	5.00%	07/15/37 (b)	135,000	144,225
RB Series 2020A	5.00%	07/15/37 (b)	25,000	26,484
RB Series 2020A	5.00%	07/15/45 (b)	125,000	128,777
RB Series 2021A	4.00%	07/15/38 (b)	25,000	25,121
RB Series 2021A	5.00%	07/15/46 (b)	280,000	290,176
RB Series 2023A	4.13%	07/15/47 (b)	125,000	117,114
RB Series 2023A	5.50%	07/15/51 (b)	150,000	160,844
Transit RB Series 2017B	5.00%	07/01/36 (b)	175,000	179,911
				11,053,286

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
FLORIDA 2.9%
Broward Cnty
1st Tier RB Series 2022	5.00%	01/01/47 (b)	25,000	26,072
Airport System RB Series 2012Q1	4.00%	10/01/42 (b)	140,000	134,376
Tourist Development Tax RB Series 2021	4.00%	09/01/47 (b)	100,000	93,177
Water & Sewer Utility RB Series 2019A	5.00%	10/01/39 (b)	125,000	130,999
Water & Sewer Utility RB Series 2019A	5.00%	10/01/40 (b)	50,000	52,223
Broward Cnty SD
COP Series 2015A	5.00%	07/01/25	75,000	75,379
COP Series 2015A	5.00%	07/01/26 (b)	50,000	50,218
COP Series 2019A	5.00%	07/01/28	110,000	117,176
COP Series 2020A	5.00%	07/01/31 (b)	145,000	157,474
COP Series 2020A	5.00%	07/01/33 (b)	500,000	538,212
COP Series 2020A	5.00%	07/01/34 (b)	60,000	64,440
GO Bonds Series 2022	5.00%	07/01/51 (b)	30,000	31,283
Cape Coral
Utility Improvement Assessment Bonds Series 2023	5.65%	03/01/54 (b)(c)	200,000	215,094
Central Florida Expressway Auth
Sr Lien RB Series 2018	5.00%	07/01/48 (b)	100,000	101,509
Sr Lien RB Series 2019A	5.00%	07/01/44 (b)	150,000	154,380
Sr Lien RB Series 2019B	5.00%	07/01/49 (b)	50,000	51,282
Sr Lien RB Series 2024A	5.00%	07/01/54 (b)(c)	205,000	212,898
Sr Lien Refunding RB Series 2016A	3.25%	07/01/36 (b)	50,000	45,315
Sr Lien Refunding RB Series 2016B	5.00%	07/01/26	60,000	61,589
Sr Lien Refunding RB Series 2016B	4.00%	07/01/30 (b)	50,000	50,309
Sr Lien Refunding RB Series 2016B	4.00%	07/01/31 (b)	130,000	130,603
Sr Lien Refunding RB Series 2016B	5.00%	07/01/33 (a)(b)	50,000	51,293
Sr Lien Refunding RB Series 2016B	4.00%	07/01/35 (a)(b)	60,000	60,820
Sr Lien Refunding RB Series 2016B	4.00%	07/01/36 (b)	130,000	127,551
Sr Lien Refunding RB Series 2016B	4.00%	07/01/39 (b)	25,000	23,802
Sr Lien Refunding RB Series 2017	5.00%	07/01/42 (b)	125,000	127,520
Sr Lien Refunding RB Series 2021	5.00%	07/01/28 (c)	25,000	26,647
Sr Lien Refunding RB Series 2021	5.00%	07/01/32 (b)(c)	75,000	82,375
Sr Lien Refunding RB Series 2021	5.00%	07/01/33 (b)(c)	70,000	76,555
Sr Lien Refunding RB Series 2021	4.00%	07/01/34 (b)(c)	175,000	180,378
Sr Lien Refunding RB Series 2021	4.00%	07/01/39 (b)(c)	25,000	25,173
Duval Cnty School Board
COP Series 2022A	5.00%	07/01/26 (c)	30,000	30,805
COP Series 2022A	5.00%	07/01/28 (c)	35,000	37,138
COP Series 2022A	5.00%	07/01/29 (c)	150,000	160,957
COP Series 2022A	5.00%	07/01/30 (c)	25,000	27,137
COP Series 2022A	5.00%	07/01/31 (b)(c)	50,000	54,000
COP Series 2022A	5.00%	07/01/32 (b)(c)	100,000	107,564
COP Series 2022A	5.00%	07/01/33 (b)(c)	40,000	42,878
Florida Dept of Mgmt Services
Refunding COP Series 2018A	5.00%	11/01/26	55,000	56,823
Florida Higher Educational Facilities Financing Auth
Refunding RB (Rollins College) Series 2020A	3.00%	12/01/48 (b)	60,000	43,263
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/26 (b)	220,000	223,725
Insurance Assessment RB Series 2023A1	5.00%	09/01/27 (b)	50,000	51,229

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Florida Municipal Power Agency
Power Supply Refunding RB Series 2016A	5.00%	10/01/30 (b)	25,000	25,639
Power Supply Refunding RB Series 2016A	5.00%	10/01/31 (b)	65,000	66,613
Florida State Board of Education
Lottery Refunding RB Series 2017A	5.00%	07/01/27	165,000	173,081
Public Education Capital Outlay Refunding Bonds Series 2021A	5.00%	06/01/32	25,000	28,122
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/26	30,000	30,795
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/28	25,000	26,643
Public Education Capital Outlay Refunding Bonds Series 2022B	5.00%	06/01/33	125,000	141,811
Public Education Capital Outlay Refunding Bonds Series 2022C	5.00%	06/01/27	150,000	157,059
Refunding RB Series 2016B	5.00%	07/01/25	100,000	100,556
Florida State Turnpike Auth
Turnpike RB Series 2022C	5.00%	07/01/47 (b)	100,000	106,465
Turnpike Refunding RB Series 2022A	5.00%	07/01/27	85,000	89,011
Fort Lauderdale
Water & Sewer RB Series 2023A	5.50%	09/01/48 (b)	250,000	273,188
Fort Myers
Utility System Refunding RB Series 2019A	4.00%	10/01/44 (b)	125,000	116,692
Utility System Refunding RB Series 2019A	4.00%	10/01/49 (b)	150,000	135,051
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	150,000	135,898
Gainesville
RB Series 2019A	5.00%	10/01/47 (b)	50,000	51,400
Utilities System RB Series 2017A	5.00%	10/01/37 (b)	175,000	180,499
Utilities System RB Series 2017A	4.00%	10/01/38 (b)	25,000	24,322
Hillsborough Cnty
RB Series 2021	3.00%	08/01/46 (b)	50,000	39,095
RB Series 2021	2.25%	08/01/51 (b)	160,000	92,908
Hillsborough Cnty Aviation Auth
RB Series 2018F	5.00%	10/01/43 (b)	150,000	153,610
Jacksonville
Refunding RB Series 2023A	5.50%	10/01/53 (b)	30,000	32,332
JEA
Electric System RB Series 2017B	5.00%	10/01/27	25,000	26,229
Electric System RB Series 3-2017B	5.00%	10/01/29 (b)	50,000	52,261
Electric System RB Series 3-2024A	5.00%	10/01/33	275,000	309,716
Electric System Sub RB Series 2017B	5.00%	10/01/33 (b)	160,000	165,637
JEA Electric System
Electric System RB Series 3-2024A	5.00%	10/01/28	25,000	26,708
Electric System Sub RB Series 2024A	5.00%	10/01/36 (b)	100,000	111,525
JEA FLA Water & Sewer System
Water & Sewer System RB Series 2017A	5.00%	10/01/29 (b)	35,000	36,596
Water & Sewer System RB Series 2017A	4.00%	10/01/39 (b)	50,000	49,545
Water & Sewer System RB Series 2024A	5.25%	10/01/49 (b)	325,000	347,281
Water & Sewer System RB Series 2024A	5.50%	10/01/54 (b)	120,000	130,026
Water & Sewer System RB Series 2025A	5.25%	10/01/55 (b)	125,000	133,572
JEA Water & Sewer System
Electric RB Series 2017B3	5.00%	10/01/30 (b)	250,000	260,885
Lakeland FLA
Energy System RB Series 2021	5.00%	10/01/48	100,000	108,756

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lee Cnty School Board
COP Series 2023A	4.00%	08/01/46 (b)	100,000	89,952
Manatee Cnty
RB Series 2023	5.25%	10/01/48 (b)	150,000	162,071
Refunding RB Series 2022	4.00%	10/01/52 (b)	150,000	140,004
Miami
LT Bonds Series 2024A	5.50%	01/01/49 (b)	100,000	109,425
RB Series 2023A	5.00%	03/01/48 (b)	150,000	155,581
Miami Beach
GO Refunding Bonds Series 2019	4.00%	05/01/44 (b)	100,000	94,893
Water & Sewer Refunding RB Series 2017	5.00%	09/01/47 (b)	250,000	253,752
Miami-Dade Cnty
Aviation Refunding RB Series 2015A	5.00%	10/01/26 (b)	75,000	75,746
Aviation Refunding RB Series 2016A	5.00%	10/01/28 (b)	50,000	51,262
Facilities Tax RB Series 2009C	0.00%	10/01/44 (c)(d)	500,000	199,256
GO Bonds Series 2014A	3.75%	07/01/42 (b)	200,000	181,327
GO Refunding Bonds Series 2015B	4.00%	07/01/34 (b)	50,000	49,603
GO Refunding Bonds Series 2016A	5.00%	07/01/38 (b)	205,000	208,414
RB Series 2022	5.00%	07/01/49 (b)	200,000	206,193
Refunding RB Series 2009A	6.88%	10/01/34 (b)(c)	240,000	274,270
Seaport Refunding RB Series 2021A2	4.00%	10/01/49 (b)(c)	200,000	184,715
Seaport Sub Refunding RB Series 2021B2	4.00%	10/01/43 (b)	25,000	22,535
Sub Special Obligation Refunding Bonds Series 2016	4.00%	10/01/40 (b)	175,000	169,819
Sub Water & Sewer System RB Series 2021	5.00%	10/01/27	75,000	78,927
Sub Water & Sewer System RB Series 2021	5.00%	10/01/46 (b)	20,000	20,686
Sub Water & Sewer System RB Series 2021	4.00%	10/01/51 (b)	65,000	58,109
Transit System Sales Surtax RB Series 2022	5.00%	07/01/46 (b)	75,000	77,944
Transit System Sales Surtax RB Series 2022	5.00%	07/01/48 (b)	115,000	118,760
Transit System Sales Surtax RB Series 2022	5.00%	07/01/51 (b)	300,000	308,687
Transit System Sales Surtax RB Series 2022	5.00%	07/01/52 (b)	100,000	102,743
Water & Sewer System RB Series 2017A	4.00%	10/01/44 (b)	300,000	280,924
Water & Sewer System RB Series 2017A	3.38%	10/01/47 (b)	40,000	33,000
Water & Sewer System RB Series 2017A	4.00%	10/01/47 (b)	20,000	18,299
Water & Sewer System RB Series 2019B	4.00%	10/01/49 (b)	225,000	202,576
Water & Sewer System RB Series 2021	4.00%	10/01/39 (b)	100,000	98,177
Water & Sewer System RB Series 2021	3.00%	10/01/43 (b)	50,000	40,055
Water & Sewer System RB Series 2021	4.00%	10/01/44 (b)	25,000	23,320
Water & Sewer System RB Series 2021	4.00%	10/01/46 (b)	150,000	138,980
Water & Sewer System RB Series 2021	4.00%	10/01/48 (b)	100,000	90,971
Water & Sewer System RB Series 2024A	4.13%	10/01/50 (b)	200,000	185,087
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/25	310,000	313,404
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/26 (b)	85,000	85,888
Water & Sewer System Refunding RB Series 2017B	4.00%	10/01/38 (b)	50,000	49,096
Water & Sewer System Refunding RB Series 2017B	3.13%	10/01/39 (b)	250,000	221,079
Water & Sewer System Refunding RB Series 2024B	5.00%	10/01/33	100,000	113,497
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2018A	4.00%	04/01/53 (b)	10,000	9,219
RB (Univ of Miami) Series 2018A	5.00%	04/01/53 (b)	50,000	50,495
Refunding RB (Univ of Miami) Series 2015A	5.00%	04/01/40 (b)	200,000	200,000
Refunding RB (Univ of Miami) Series 2024A	5.00%	04/01/36 (b)	60,000	66,464

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB (Univ of Miami) Series 2024A	5.00%	04/01/45 (b)	300,000	313,214
Refunding RB (Univ of Miami) Series 2024A	5.00%	04/01/46 (b)	25,000	25,987
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/39 (b)	225,000	225,221
Toll System RB Series 2014A	5.00%	07/01/44 (b)	200,000	200,700
Miami-Dade Cnty SD
COP Series 2016C	3.25%	02/01/33 (b)	150,000	142,267
GO Bonds Series 2022A	5.00%	03/15/52 (b)	125,000	129,686
Miami-Dade Cnty Transit System
Transit System Sales Surtax Refunding RB Series 2017	4.00%	07/01/38 (b)	180,000	171,431
Miami-Dade School Board
COP Series 2015A	5.00%	05/01/30 (b)	75,000	75,124
COP Series 2015B	5.00%	05/01/26 (b)	50,000	50,083
COP Series 2015D	5.00%	02/01/27 (b)	50,000	50,758
COP Series 2015D	5.00%	02/01/30 (b)	100,000	101,447
COP Series 2015D	5.00%	02/01/31 (b)	65,000	65,903
Orange Cnty School Board
COP Series 2016C	5.00%	08/01/34 (a)(b)	150,000	154,130
COP Series 2024A	5.00%	08/01/33	50,000	56,018
COP Series 2024A	5.00%	08/01/34	85,000	95,576
Orlando
Special RB Series 2018B	5.00%	10/01/48 (b)	125,000	127,619
Orlando Utilities Commission
Utility System Refunding RB Series 2013A	5.00%	10/01/25	145,000	146,556
Utility System Refunding RB Series 2024B	5.00%	10/01/39 (b)	200,000	221,957
Osceola Cnty
Transportation Refunding RB Series 2019A1	4.00%	10/01/54 (b)(c)	150,000	132,557
Palm Beach Cnty School Board
COP Series 2017A	5.00%	08/01/27	140,000	146,869
COP Series 2018C	5.00%	08/01/29 (b)	30,000	31,734
COP Series 2020A	5.00%	08/01/33 (b)	100,000	107,118
COP Series 2020A	5.00%	08/01/34 (b)	50,000	53,458
Pasco Cnty
Water & Sewer RB Series 2014B	4.00%	10/01/44 (b)	150,000	139,490
Port St. Lucie
Refunding Bonds Series 2016	3.25%	07/01/45 (b)	150,000	120,339
South Florida Water Management District COP
Refunding COP Series 2015	5.00%	10/01/35 (b)	175,000	177,867
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (b)	100,000	90,624
Tax Allocation RB (H Lee Moffitt Cancer Center) Series 2020A	0.00%	09/01/45 (b)(d)	300,000	108,816
Water & Wastewater RB Series 2022A	5.25%	10/01/57 (b)	200,000	210,824
Water & Wastewater RB Series 2024	5.00%	10/01/47 (b)	100,000	104,859
Water & Wastewater Systems RB Series 2020A	5.00%	10/01/54 (b)	65,000	67,303
Water & Wastewater Systems RB Series 2022A	5.00%	10/01/52 (b)	25,000	26,216
Tampa Bay Water
Utility System RB Series 2022	5.00%	10/01/52 (b)	35,000	36,372
Utility System RB Series 2024A	5.25%	10/01/54 (b)	250,000	267,043
Utility System Refunding RB Series 2001A	6.00%	10/01/29 (a)(c)	95,000	105,335
Utility System Refunding RB Series 2015A	4.00%	10/01/30 (b)	50,000	50,102
				17,996,976

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GEORGIA 1.6%
Atlanta
Water & Wastewater RB Series 2018B	5.00%	11/01/43 (b)	10,000	10,210
Water & Wastewater RB Series 2043	5.00%	11/01/43 (a)(b)	90,000	94,994
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/26 (b)	55,000	55,101
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/31 (b)	80,000	80,112
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/32 (b)	50,000	50,067
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/40 (b)	180,000	180,139
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/43 (a)(b)	100,000	100,174
Water & Wastewater Refunding RB Series 2018B	3.50%	11/01/43 (b)	300,000	259,873
Water & Wastewater Sub RB Series 2024	5.00%	11/01/41 (b)(c)	40,000	43,465
Atlanta Airport
Airport Facility Sub Lien RB Series 2019C	5.00%	07/01/36 (b)	235,000	248,379
Airport RB Series 2024A1	5.00%	07/01/54 (b)	300,000	313,871
Airport Refunding RB Series 2020A	5.00%	07/01/25	130,000	130,700
Airport Refunding RB Series 2020A	5.00%	07/01/30	25,000	27,428
Atlanta Development Auth
Sr Lien RB Series 2015A1	5.25%	07/01/44 (b)	50,000	50,069
Augusta
Water & Sewerage 2nd Resolution Refunding RB Series 2012	3.50%	10/01/42 (b)(c)	50,000	42,652
De Kalb Cnty
Water & Sewer 2nd Resolution RB Series 2022	5.00%	10/01/41 (b)	225,000	240,854
Water & Sewer 2nd Resolution RB Series 2022	5.00%	10/01/52 (b)	100,000	103,413
Fulton Cnty
Water & Sewerage RB Series 2020A	2.25%	01/01/42 (b)	135,000	93,461
Water & Sewerage RB Series 2020A	2.25%	01/01/43 (b)	150,000	101,913
Water & Sewerage RB Series 2020A	2.38%	01/01/44 (b)	200,000	136,671
Georgia
GO Bonds Series 2016A	4.00%	02/01/31 (b)	25,000	25,116
GO Bonds Series 2016A	2.50%	02/01/33 (b)	100,000	91,596
GO Bonds Series 2017A	5.00%	02/01/31 (b)	200,000	206,975
GO Bonds Series 2017A	3.00%	02/01/34 (b)	100,000	93,865
GO Bonds Series 2017A	4.00%	02/01/36 (b)	55,000	55,338
GO Bonds Series 2017A	3.00%	02/01/37 (b)	340,000	307,913
GO Bonds Series 2018A	5.00%	07/01/27	35,000	36,753
GO Bonds Series 2018A	5.00%	07/01/31 (b)	170,000	180,362
GO Bonds Series 2019A	5.00%	07/01/27	65,000	68,256
GO Bonds Series 2019A	5.00%	07/01/28	185,000	197,959
GO Bonds Series 2019A	5.00%	07/01/30 (b)	235,000	254,327
GO Bonds Series 2019A	5.00%	07/01/32 (b)	100,000	107,577
GO Bonds Series 2020A	5.00%	08/01/27	100,000	105,184
GO Bonds Series 2020A	5.00%	08/01/32 (b)	125,000	136,915
GO Bonds Series 2020A	4.00%	08/01/34 (b)	140,000	144,750
GO Bonds Series 2020A	3.00%	08/01/36 (b)	35,000	31,677
GO Bonds Series 2021A	5.00%	07/01/29	155,000	168,510
GO Bonds Series 2021A	5.00%	07/01/32 (b)	50,000	55,619
GO Bonds Series 2021A	4.00%	07/01/34 (b)	105,000	109,518
GO Bonds Series 2021A	4.00%	07/01/38 (b)	205,000	209,857
GO Bonds Series 2022A	5.00%	07/01/36 (b)	150,000	166,073
GO Bonds Series 2023A	5.00%	07/01/25	100,000	100,566
GO Refunding Bonds Series 2016C	4.00%	07/01/25	100,000	100,320

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2016E	5.00%	12/01/25	55,000	55,853
GO Refunding Bonds Series 2016E	5.00%	12/01/26	230,000	238,654
GO Refunding Bonds Series 2016F	5.00%	01/01/26	105,000	106,839
GO Refunding Bonds Series 2022C	4.00%	07/01/28	80,000	82,981
GO Refunding Bonds Series 2022C	4.00%	07/01/29	90,000	94,006
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project J Bonds Series 2023A	5.00%	07/01/55 (b)(c)	250,000	256,848
Plant Vogtle Units 3 & 4 Project J Bonds Series 2023A	5.00%	07/01/64 (b)(c)	200,000	205,216
RB Series 2019A	5.00%	01/01/49 (b)	100,000	101,224
RB Series 2019B	5.00%	01/01/59 (b)	40,000	39,706
RB Series 2024A	5.25%	01/01/49 (b)	200,000	212,254
Sub Bonds Series 2016A	5.00%	01/01/28 (b)	40,000	40,896
Georgia Port Auth
RB Series 2021	4.00%	07/01/46 (b)	10,000	9,524
RB Series 2021	2.63%	07/01/51 (b)	100,000	66,168
RB Series 2021	4.00%	07/01/51 (b)	100,000	93,785
RB Series 2022	4.00%	07/01/40 (b)	15,000	14,850
RB Series 2022	4.00%	07/01/47 (b)	100,000	95,044
RB Series 2022	4.00%	07/01/52 (b)	125,000	116,919
Georgia State Road & Tollway Auth
Highway Grant Anticipation RB Series 2020	5.00%	06/01/32 (b)	10,000	10,877
Highway RB Series 2020	5.00%	06/01/30	125,000	136,998
Gwinnett Cnty SD
GO Bonds Series 2019	5.00%	02/01/38 (b)	300,000	315,681
GO Bonds Series 2021	4.00%	02/01/37 (b)	25,000	25,460
Sales Tax GO Bonds Series 2022B	5.00%	08/01/27	150,000	157,776
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2016B	5.00%	07/01/34 (a)(b)	25,000	25,677
Sales Tax RB Series 2017C	3.25%	07/01/39 (b)	120,000	107,401
Sales Tax RB Series 2025A	5.00%	07/01/55 (b)	150,000	157,852
Sales Tax Refunding RB Series 2016B	5.00%	07/01/33 (a)(b)	120,000	123,252
Sales Tax Refunding RB Series 2017C	3.25%	07/01/37 (b)	100,000	91,957
Sales Tax Refunding RB Series 2017C	3.50%	07/01/38 (b)	10,000	9,365
Paulding Cnty
Water & Sewerage Improvement Refunding RB Series 2016	3.00%	12/01/48 (b)	105,000	77,953
Private Colleges & Universities Auth
RB (Emory Univ) Series 2016B	4.00%	10/01/38 (b)	10,000	9,855
RB (Emory Univ) Series 2019A	5.00%	09/01/29	100,000	108,558
RB (Emory Univ) Series 2020B	5.00%	09/01/25	250,000	252,133
RB (Emory Univ) Series 2020B	4.00%	09/01/39 (b)	115,000	112,452
RB (Emory Univ) Series 2020B	4.00%	09/01/41 (b)	350,000	338,848
RB (Emory Univ) Series 2022A	5.00%	09/01/32	100,000	112,322
RB (Emory Univ) Series 2023B	5.00%	09/01/33	100,000	113,190
Rockdale Cnty Public Facilities Auth
RB Series 2024	5.00%	01/01/49 (b)	40,000	41,909
Sandy Springs Public Facilities Auth
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	194,585
				9,673,440

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
HAWAII 0.4%
Hawaii
Airport System RB Series 2018D	5.00%	07/01/34 (b)	115,000	123,696
GO Bonds Series 2014EO	5.00%	08/01/25 (b)	110,000	110,181
GO Bonds Series 2016FB	3.00%	04/01/36 (b)	65,000	58,406
GO Bonds Series 2017FK	5.00%	05/01/27	50,000	52,268
GO Bonds Series 2017FK	5.00%	05/01/28 (b)	100,000	104,347
GO Bonds Series 2017FK	4.00%	05/01/31 (b)	100,000	101,401
GO Bonds Series 2017FK	4.00%	05/01/32 (b)	25,000	25,332
GO Bonds Series 2018 FT	5.00%	01/01/36 (b)	95,000	98,518
GO Bonds Series 2018FT	5.00%	01/01/27	25,000	25,982
GO Bonds Series 2018FT	5.00%	01/01/28	35,000	37,058
GO Bonds Series 2018FT	5.00%	01/01/38 (b)	100,000	103,262
GO Refunding Bonds Series 2016FE	5.00%	10/01/28 (b)	200,000	206,059
GO Refunding Bonds Series 2016FH	5.00%	10/01/26	160,000	165,420
GO Refunding Bonds Series 2016FH	5.00%	10/01/28 (b)	150,000	154,545
GO Refunding Bonds Series 2016FH	4.00%	10/01/31 (b)	50,000	50,405
Honolulu
2nd Resolution Jr Wastewater System Refunding RB Series 2024A	5.00%	07/01/39 (b)	100,000	108,863
GO Bonds Series 2015A	5.00%	10/01/39 (b)	180,000	180,864
GO Bonds Series 2019A	5.00%	09/01/26	90,000	92,819
GO Bonds Series 2019A	5.00%	09/01/29 (b)	50,000	53,216
GO Bonds Series 2020B	5.00%	03/01/26	55,000	56,146
GO Bonds Series 2020B	5.00%	03/01/29	50,000	53,926
GO Bonds Series 2021E	5.00%	03/01/27	50,000	52,095
GO Bonds Series 2021E	5.00%	03/01/30	50,000	54,625
GO Bonds Series 2021E	5.00%	03/01/31	50,000	55,288
Wastewater System RB 2024A	5.25%	07/01/54 (b)	150,000	159,762
Wastewater System Sr RB Series 2022A	5.00%	07/01/47 (b)	240,000	251,507
Honolulu City & Cnty Wastewater System
Sr Wastewater System RB Series 2015A	5.00%	07/01/40 (a)(b)	200,000	201,097
				2,737,088
IDAHO 0.1%
Idaho Building Auth
Sales Tax Education RB Series 2024A	5.00%	06/01/26	150,000	153,871
Sales Tax Education RB Series 2024A	5.00%	06/01/27	75,000	78,545
Sales Tax Education RB Series 2024A	5.00%	06/01/32	20,000	22,429
Sales Tax Education RB Series 2024A	5.00%	06/01/33	100,000	112,757
Sales Tax Education RB Series 2025A	5.00%	06/01/30	30,000	32,955
Sales Tax RB Series 2024A	5.00%	06/01/30	90,000	98,865
Idaho Housing & Finance Assoc
Grant Anticipation RB Series 2021A	5.00%	07/15/29	40,000	43,243
Sales Tax RB Series 2022A	5.00%	08/15/47 (b)	150,000	156,599
Sales Tax RB Series 2024A	5.00%	08/15/48 (b)	140,000	147,283
				846,547

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ILLINOIS 5.4%
Chicago
2nd Lien Wastewater RB Series 2023A	5.25%	01/01/53 (b)(c)	50,000	52,586
2nd Lien Wastewater Transmission RB Series 2023A	5.25%	01/01/58 (b)(c)	175,000	181,808
2nd Lien Water RB Series 2000	5.00%	11/01/30 (b)	195,000	198,641
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/32 (b)	45,000	49,321
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (b)	105,000	113,233
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/36 (b)(c)	50,000	53,650
2nd Lien Water Refunding RB Series 2023B	4.00%	11/01/40 (b)(c)	250,000	238,358
GO Bonds Series 1999	0.00%	01/01/34 (c)(d)	60,000	41,265
GO Bonds Series 2019A	5.50%	01/01/35 (b)	200,000	207,902
GO Bonds Series 2019A	5.00%	01/01/39 (b)	250,000	252,982
GO Bonds Series 2019A	5.00%	01/01/44 (b)	170,000	170,514
GO Bonds Series 2019A	5.50%	01/01/49 (b)	130,000	132,040
GO Bonds Series 2021A	5.00%	01/01/33 (b)	25,000	26,157
GO Bonds Series 2021A	4.00%	01/01/36 (b)	25,000	23,495
GO Bonds Series 2023A	5.00%	01/01/34 (b)	275,000	288,924
GO Bonds Series 2023A	4.00%	01/01/35 (b)	95,000	91,099
GO Bonds Series 2023A	5.00%	01/01/35 (b)	50,000	52,283
GO Bonds Series 2023A	5.25%	01/01/38 (b)	35,000	36,638
GO Bonds Series 2023A	5.50%	01/01/43 (b)	500,000	514,302
GO Bonds Series 2024A	5.00%	01/01/44 (b)	150,000	151,829
GO Refunding Bonds Series 2020A	5.00%	01/01/29	180,000	187,619
GO Refunding Bonds Series 2020A	5.00%	01/01/30	100,000	104,932
GO Refunding Bonds Series 2024B	5.00%	01/01/33 (b)	250,000	265,516
O’Hare General Airport Sr Lien Refunding RB Series 2016B	5.00%	01/01/41 (b)	205,000	206,159
Chicago Board of Education
Dedicated Tax Bonds Series 2016	6.10%	04/01/36 (b)	230,000	238,250
Dedicated Tax Bonds Series 2016	6.00%	04/01/46 (b)	100,000	102,271
Dedicated Tax Bonds Series 2023	5.00%	04/01/45 (b)	200,000	204,237
Chicago Midway Airport
Sr Lien Airport Refunding RB Series 2023B	5.00%	01/01/35 (b)(c)	170,000	187,475
Chicago O’Hare International Airport
General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/36 (b)	5,000	5,064
O’Hare General Airport Sr Lien RB Series 2018B	5.00%	01/01/38 (b)	100,000	104,006
O’Hare General Airport Sr Lien RB Series 2018B	5.00%	01/01/39 (b)	60,000	62,172
O’Hare General Airport Sr Lien RB Series 2018B	5.00%	01/01/48 (b)	25,000	25,496
O’Hare General Airport Sr Lien RB Series 2018B	4.00%	01/01/53 (b)(c)	100,000	89,451
O’Hare General Airport Sr Lien RB Series 2022A	4.50%	01/01/56 (b)	35,000	33,291
O’Hare General Airport Sr Lien RB Series 2024B	5.00%	01/01/48 (b)	200,000	208,793
O’Hare General Airport Sr Lien RB Series 2024B	5.25%	01/01/53 (b)	400,000	419,329
O’Hare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (b)	40,000	40,482
O’Hare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/35 (b)	100,000	100,914
O’Hare General Airport Sr Lien Refunding RB Series 2017B	5.00%	01/01/36 (b)	100,000	102,072
O’Hare General Airport Sr Lien Refunding RB Series 2017B	5.00%	01/01/38 (b)	170,000	173,121
O’Hare General Airport Sr Lien Refunding RB Series 2018B	5.00%	01/01/53 (b)	120,000	121,740
O’Hare General Airport Sr Lien Refunding RB Series 2020A	5.00%	01/01/34 (b)	90,000	96,123
O’Hare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/35 (b)	305,000	309,806
O’Hare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/37 (b)	25,000	25,248
O’Hare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/37 (b)(c)	100,000	100,992
O’Hare General Airport Sr Lien Refunding RB Series 2022D	5.00%	01/01/29	120,000	128,350

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
O’Hare General Airport Sr Lien Refunding RB Series 2024D	5.00%	01/01/33	200,000	222,204
O’Hare General Airport St Lien RB Series 2022B	5.25%	01/01/56 (b)	250,000	258,172
Chicago Transit Auth Sales Tax
2nd Lien Sales Tax RB Series 2017	5.00%	12/01/46 (b)	95,000	95,762
2nd Lien Sales Tax RB Series 2017	5.00%	12/01/51 (b)	155,000	155,743
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/45 (b)	135,000	136,501
2nd Lien Sales Tax RB Series 2020A	4.00%	12/01/55 (b)	35,000	31,013
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/55 (b)	85,000	86,140
2nd Lien Sales Tax RB Series 2022A	5.00%	12/01/46 (b)(c)	75,000	77,652
2nd Lien Sales Tax RB Series 2022A	4.00%	12/01/49 (b)	95,000	87,609
2nd Lien Sales Tax RB Series 2022A	5.00%	12/01/52 (b)	25,000	25,483
Refunding RB Series 2021	5.00%	06/01/28	80,000	84,437
Sales Tax Refunding RB Series 2024A	5.00%	12/01/41 (b)	25,000	26,580
Sales Tax Refunding RB Series 2024A	5.00%	12/01/44 (b)	210,000	219,258
Sales Tax Refunding RB Series 2024A	5.00%	12/01/49 (b)	240,000	247,638
Cook Cnty
GO Refunding Bonds Series 2016A	5.00%	11/15/26	70,000	72,048
GO Refunding Bonds Series 2021A	5.00%	11/15/28	100,000	106,523
GO Refunding Bonds Series 2021A	5.00%	11/15/32 (b)	75,000	80,998
GO Refunding Bonds Series 2022A	5.00%	11/15/25	130,000	131,452
Sales Tax RB Series 2021A	4.00%	11/15/40 (b)	250,000	237,988
Cook Cnty Sales Tax Revenue
Sales Tax RB Series 2021A	4.00%	11/15/41 (b)	225,000	214,088
Sales Tax RB Series 2022A	5.25%	11/15/45 (b)	50,000	52,478
Illinois
GO Bonds Series 2017A	5.00%	12/01/32 (b)	135,000	139,050
GO Bonds Series 2017C	5.00%	11/01/29 (b)	525,000	544,411
GO Bonds Series 2017D	5.00%	11/01/25	295,000	298,206
GO Bonds Series 2017D	5.00%	11/01/26	300,000	308,533
GO Bonds Series 2017D	5.00%	11/01/27	235,000	245,039
GO Bonds Series 2017D	5.00%	11/01/28 (b)	150,000	155,892
GO Bonds Series 2019A	5.00%	11/01/27	125,000	130,277
GO Bonds Series 2019B	5.00%	11/01/31 (b)	50,000	52,820
GO Bonds Series 2019B	4.00%	11/01/38 (b)	100,000	94,904
GO Bonds Series 2020	5.50%	05/01/30	95,000	100,524
GO Bonds Series 2020	5.50%	05/01/39 (b)	265,000	280,051
GO Bonds Series 2020	5.75%	05/01/45 (b)	250,000	264,713
GO Bonds Series 2020B	5.00%	10/01/30	50,000	53,560
GO Bonds Series 2020B	5.00%	10/01/31 (b)	225,000	240,074
GO Bonds Series 2020B	4.00%	10/01/33 (b)	250,000	247,737
GO Bonds Series 2020C	4.00%	10/01/37 (b)	100,000	95,465
GO Bonds Series 2020C	4.00%	10/01/41 (b)	100,000	92,627
GO Bonds Series 2020C	4.25%	10/01/45 (b)	300,000	272,274
GO Bonds Series 2021A	5.00%	03/01/36 (b)	100,000	105,331
GO Bonds Series 2021A	4.00%	03/01/39 (b)	10,000	9,464
GO Bonds Series 2021A	4.00%	03/01/40 (b)	70,000	65,898
GO Bonds Series 2021A	5.00%	03/01/46 (b)	150,000	152,097
GO Bonds Series 2021B	5.00%	03/01/27	25,000	25,830
GO Bonds Series 2022A	5.00%	03/01/26	60,000	61,020
GO Bonds Series 2022A	5.00%	03/01/27	185,000	191,145
GO Bonds Series 2022A	5.00%	03/01/28	55,000	57,541

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022A	5.00%	03/01/31	135,000	145,015
GO Bonds Series 2022A	5.00%	03/01/34 (b)	50,000	53,372
GO Bonds Series 2022A	5.25%	03/01/37 (b)	100,000	107,107
GO Bonds Series 2022A	5.25%	03/01/38 (b)	150,000	159,908
GO Bonds Series 2022A	5.50%	03/01/42 (b)	175,000	186,560
GO Bonds Series 2022A	5.50%	03/01/47 (b)	150,000	155,791
GO Bonds Series 2022C	5.25%	10/01/46 (b)	235,000	242,417
GO Bonds Series 2023B	5.00%	05/01/28	205,000	214,866
GO Bonds Series 2023B	5.00%	12/01/29	20,000	21,284
GO Bonds Series 2023B	5.00%	05/01/30	45,000	48,053
GO Bonds Series 2023B	5.00%	05/01/31	110,000	118,281
GO Bonds Series 2023B	5.00%	05/01/32	60,000	64,839
GO Bonds Series 2023B	5.00%	05/01/35 (b)	245,000	261,021
GO Bonds Series 2023B	5.00%	05/01/36 (b)	95,000	100,862
GO Bonds Series 2023B	5.00%	12/01/36 (b)	150,000	160,438
GO Bonds Series 2023B	5.00%	05/01/37 (b)	150,000	158,465
GO Bonds Series 2023B	5.00%	12/01/38 (b)	185,000	195,619
GO Bonds Series 2023B	5.25%	05/01/41 (b)	100,000	105,385
GO Bonds Series 2023B	5.50%	05/01/47 (b)	35,000	36,406
GO Bonds Series 2023C	5.00%	12/01/44 (b)	260,000	266,949
GO Bonds Series 2024B	5.00%	05/01/31	10,000	10,753
GO Bonds Series 2024B	5.00%	05/01/40 (b)	85,000	89,399
GO Bonds Series 2024B	5.25%	05/01/43 (b)	40,000	42,139
GO Bonds Series 2024B	5.25%	05/01/44 (b)	80,000	83,919
GO Bonds Series 2024B	5.25%	05/01/48 (b)	250,000	257,840
GO Bonds Series May 2024B	5.00%	05/01/37 (b)	125,000	133,708
GO Refunding Bonds Series 2016	5.00%	02/01/27	200,000	206,391
GO Refunding Bonds Series 2016	5.00%	02/01/28 (b)	50,000	51,486
GO Refunding Bonds Series 2016	4.00%	02/01/30 (b)(c)	135,000	136,017
GO Refunding Bonds Series 2016	4.00%	02/01/31 (b)(c)	100,000	100,541
GO Refunding Bonds Series 2018A	5.00%	10/01/27	125,000	130,149
GO Refunding Bonds Series 2018A	5.00%	10/01/30 (b)	50,000	52,345
GO Refunding Bonds Series 2018B	5.00%	10/01/30 (b)	100,000	104,690
GO Refunding Bonds Series 2022B	5.00%	03/01/33 (b)	150,000	161,046
Go Refunding Bonds Series 2023D	5.00%	07/01/31	55,000	59,196
GO Refunding Bonds Series 2023D	5.00%	07/01/25	75,000	75,352
GO Refunding Bonds Series 2023D	5.00%	07/01/27	75,000	77,841
GO Refunding Bonds Series 2023D	5.00%	07/01/28	115,000	120,750
GO Refunding Bonds Series 2023D	5.00%	07/01/29	205,000	217,343
GO Refunding Bonds Series 2023D	5.00%	07/01/32	225,000	243,263
GO Refunding Bonds Series 2023D	5.00%	07/01/33 (b)	80,000	86,015
GO Refunding Bonds Series 2023D	5.00%	07/01/36 (b)	200,000	212,406
GO Refunding Bonds Series 2024	5.00%	02/01/26	30,000	30,467
GO Refunding Bonds Series 2024	5.00%	02/01/28	30,000	31,351
GO Refunding Bonds Series 2024	5.00%	02/01/30	25,000	26,642
GO Refunding Bonds Series 2024	5.00%	02/01/31	40,000	42,943
GO Refunding Bonds Series 2024	5.00%	02/01/34	250,000	270,759
GO Refunding Bonds Series 2024	5.00%	02/01/39 (b)	100,000	106,003
GO Refunding RB Series 2023D	5.00%	07/01/35 (b)	100,000	106,609
Jr Obligation Sales Tax RB Series 2024A	5.00%	06/15/30	110,000	118,653
Jr Obligation Sales Tax RB Series 2024C	5.00%	06/15/42 (b)	200,000	210,490

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Jr Sales Tax RB Series 2024A	5.00%	06/15/33	75,000	82,644
Jr Sales Tax RB Series 2024B	5.00%	06/15/35 (b)	5,000	5,497
Jr Sales Tax RB Series 2024B	5.00%	06/15/37 (b)	400,000	434,286
Illinois Finance Auth
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/31 (b)	50,000	51,411
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/33 (b)	200,000	205,160
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/34 (b)	45,000	46,081
Clean Water Revolving Fund RB Series 2017	5.00%	07/01/35 (b)	75,000	76,660
Clean Water Revolving Fund RB Series 2020	4.00%	07/01/37 (b)	25,000	24,761
Clean Water Revolving Fund RB Series 2020	4.00%	07/01/39 (b)	15,000	14,615
RB (Univ of Chicago) Series 2024A	5.00%	04/01/31	25,000	27,497
RB (Univ of Chicago) Series 2021A	5.00%	10/01/25	25,000	25,263
RB (Univ of Chicago) Series 2023A	5.25%	05/15/48 (b)	125,000	131,207
RB (Univ of Chicago) Series 2023A	5.25%	05/15/54 (b)	150,000	156,687
RB (Univ of Chicago) Series 2024A	5.00%	04/01/32 (b)	140,000	155,467
RB (Univ of Chicago) Series 2024A	5.00%	04/01/34	150,000	168,441
RB (Univ of Chicago) Series 2024B	5.00%	04/01/33	25,000	27,913
RB (Univ of Chicago) Series 2024B	5.00%	04/01/36	250,000	281,289
Refunding RB (DePaul Univ) Series 2016A	4.00%	10/01/40 (b)	50,000	46,496
Illinois Municipal Electric Agency
Power System Refunding RB Series 2015A	4.00%	02/01/34 (b)	300,000	292,577
Illinois Toll Highway Auth
Toll Highway Refunding RB Series 2018A	5.00%	01/01/29	100,000	107,105
Toll Highway Sr RB Series 2014C	5.00%	01/01/36 (b)	50,000	50,046
Toll Highway Sr RB Series 2015A	5.00%	01/01/36 (b)	125,000	125,349
Toll Highway Sr RB Series 2015A	5.00%	01/01/40 (b)	225,000	225,715
Toll Highway Sr RB Series 2015B	5.00%	01/01/40 (b)	275,000	277,115
Toll Highway Sr RB Series 2016B	5.00%	01/01/41 (b)	155,000	156,867
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (b)	100,000	102,307
Toll Highway Sr RB Series 2019A	5.00%	01/01/44 (b)	100,000	103,329
Toll Highway Sr RB Series 2019C	5.00%	01/01/26	400,000	406,288
Toll Highway Sr RB Series 2020A	5.00%	01/01/45 (b)	500,000	517,551
Toll Highway Sr RB Series 2021A	4.00%	01/01/42 (b)	200,000	191,393
Toll Highway Sr RB Series 2021A	5.00%	01/01/43 (b)	130,000	135,858
Toll Highway Sr RB Series 2021A	4.00%	01/01/46 (b)	195,000	179,971
Toll Highway Sr RB Series 2021A	5.00%	01/01/46 (b)	300,000	310,721
Toll Highway Sr RB Series 2023A	5.00%	01/01/44 (b)	420,000	444,217
Toll Highway Sr RB Series 2024A	5.00%	01/01/38 (b)	130,000	142,265
Toll Highway Sr Refunding RB Series 2016A	5.00%	12/01/31 (b)	115,000	116,300
Toll Highway Sr Refunding RB Series 2016A	5.00%	12/01/32 (b)	75,000	75,818
Toll Highway Sr Refunding RB Series 2019B	5.00%	01/01/31 (b)	60,000	64,791
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/27	75,000	77,736
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/28	60,000	63,299
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	195,000	208,855
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/31 (b)	95,000	102,586
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/32	25,000	27,634
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/35 (b)	50,000	55,777
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/37 (b)	205,000	226,399
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/39 (b)	165,000	179,505
Lincoln-Way Community Unit SD #210
ULT GO Bonds Series 2006	0.00%	01/01/26 (a)(c)(d)	145,000	141,766

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Pier & Exposition Auth
Dedicated State Tax RB Series 2002A	0.00%	12/15/32 (c)(d)	250,000	184,708
RB Series 2002A	0.00%	06/15/34 (c)(d)	595,000	406,931
RB (McCormick Place Expansion) Series 2002A	0.00%	12/15/30 (c)(d)	75,000	60,440
RB (McCormick Place Expansion) Series 2002A	0.00%	12/15/31 (c)(d)	30,000	23,177
RB (McCormick Place Expansion) Series 2002A	0.00%	06/15/37 (c)(d)	60,000	35,018
RB (McCormick Place Expansion) Series 2002A	0.00%	06/15/38 (c)(d)	460,000	252,969
RB (McCormick Place Expansion) Series 2002A	0.00%	12/15/38 (c)(d)	215,000	115,015
RB (McCormick Place Expansion) Series 2015A	0.00%	12/15/52 (c)(d)	50,000	12,626
RB (McCormick Place Expansion) Series 2017A	5.00%	06/15/57 (b)	80,000	80,305
RB Series 2002A	0.00%	06/15/32 (c)(d)	70,000	52,883
RB Series 2002A	0.00%	06/15/33 (c)(d)	260,000	187,044
RB Series 2002A	0.00%	06/15/35 (c)(d)	340,000	220,883
RB Series 2002A	0.00%	06/15/39 (c)(d)	100,000	51,778
RB Series 2002A	0.00%	12/15/39 (c)(d)	200,000	100,535
RB Series 2015A	5.00%	06/15/53 (b)	100,000	100,011
Refunding Bonds (McCormick Place Expansion) Series 1994A	0.00%	06/15/28 (c)(d)	225,000	200,442
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/44 (c)(d)	150,000	60,054
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/45 (c)(d)	600,000	226,527
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/46 (c)(d)	200,000	71,273
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/47 (c)(d)	735,000	247,650
Refunding Bonds (McCormick Place Expansion) Series 2012B	0.00%	12/15/41 (d)	75,000	33,587
Refunding Bonds (McCormick Place Expansion) Series 2012B	0.00%	12/15/51 (d)	425,000	107,298
Refunding Bonds (McCormick Place Expansion) Series 2017B	0.00%	12/15/56 (c)(d)	375,000	76,784
Refunding Bonds (McCormick Place Expansion) Series 2020A	4.00%	06/15/50 (b)	125,000	107,824
Refunding Bonds (McCormick Place Expansion) Series 2020A	5.00%	06/15/50 (b)	370,000	373,667
Refunding Bonds (McCormick Place Expansion) Series 2024B	4.00%	12/15/26	200,000	202,411
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (d)	250,000	106,117
Refunding Bonds Series 2022A	4.00%	12/15/47 (b)	45,000	39,601
Refunding RB 2nd Series 2022A	4.00%	06/15/52 (b)	55,000	46,797
Metropolitan Water Reclamation District of Greater Chicago
Limited Tax GO Refunding Bonds Series 2021C	5.00%	12/01/30	30,000	33,094
LT GO Refunding Bonds Series 2007C	5.25%	12/01/32	160,000	182,791
LT GO Refunding Bonds Series 2021C	5.00%	12/01/31	55,000	61,344
ULT GO Bonds Series 2016C	5.00%	12/01/45 (b)	100,000	101,627
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/25	105,000	106,545
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/27 (b)	70,000	71,994
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/29 (b)	50,000	51,359
Northern Illinois Municipal Power Agency
Refunding RB Series 2016A	4.00%	12/01/41 (b)	75,000	69,340
Rosemont
GO Bonds Series 2016A	5.00%	12/01/46 (b)(c)	110,000	112,236
Sales Tax Securitization Corp
2nd Lien Sales Tax Bonds Series 2020A	5.00%	01/01/28	60,000	62,958
2nd Lien Sales Tax RB Series 2020A	5.00%	01/01/26	50,000	50,734
2nd Lien Sales Tax RB Series 2020A	4.00%	01/01/38 (b)	215,000	211,380
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/27	35,000	36,113
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/31	75,000	81,494
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/33	30,000	33,094
2nd Lien Sales Tax Refunding Bonds Series 2023C	5.00%	01/01/35 (b)	50,000	54,607
2nd Lien Sales Tax Refunding RB Series 2023A	5.00%	01/01/33	140,000	154,238

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
2nd Lien Sales Tax Refunding RB Series 2024A	5.00%	01/01/37 (b)	185,000	204,065
2nd Lien Sales Tax Securitization Bonds Series 2020A	5.00%	01/01/30	150,000	161,444
2nd Lien Sales Tax Securitization Bonds Series 2020A	5.00%	01/01/36 (b)	35,000	36,991
Sales Tax Refunding Bonds Series 2023A	5.00%	01/01/34 (b)	250,000	273,929
Sales Tax Securitization Bonds Series 2018C	5.50%	01/01/31 (b)	35,000	37,487
Sales Tax Securitization Bonds Series 2018C	5.00%	01/01/43 (b)	150,000	153,420
Sales Tax Securitization Bonds Series 2023A	5.00%	01/01/44 (b)	40,000	41,230
Schaumburg
GO Refunding Bonds Series 2013A	4.00%	12/01/41 (b)	50,000	47,292
Univ of Illinois
Auxiliary Facilities System RB Series 2018A	4.13%	04/01/48 (b)(c)	100,000	93,052
Will Cnty
GO Bonds Series 2016	5.00%	11/15/45 (a)(b)	255,000	258,471
				33,490,529
INDIANA 0.4%
Hamilton Cnty Ind Public Building Corp
RB Series 2024	4.00%	01/10/50 (b)	100,000	90,345
Indiana Finance Auth
1st Lien Wastewater Utility Refunding RB Series 2021-1	5.00%	10/01/34 (b)	175,000	190,843
1st Lien Wastewater Utility Refunding RB Series 2021-1	4.00%	10/01/35 (b)	25,000	25,353
1st Lien Wastewater Utility Refunding RB Series 2021-1	4.00%	10/01/36 (b)	50,000	50,467
Highway Refunding RB Series 2016C	5.00%	06/01/27 (b)	130,000	134,582
Highway Refunding RB Series 2016C	5.00%	06/01/28	100,000	106,729
Lease Appropriation Refunding Bonds Series 2022A	5.00%	02/01/33 (b)	25,000	27,431
Lease Appropriation Refunding Bonds Series 2022A	4.00%	02/01/34 (b)	50,000	51,097
Lease Appropriation Refunding Bonds Series 2022A	5.00%	02/01/35 (b)	160,000	173,943
Lease Appropriation Refunding Bonds Series 2022A	4.00%	02/01/36 (b)	115,000	115,987
Lease Appropriation Refunding RB Series 2022A	5.00%	02/01/31	50,000	54,592
RB (Deaconess Health System) Series 2016A	4.00%	03/01/44 (a)(b)	145,000	147,339
State Revolving Fund RB Series 2019A	5.00%	02/01/36 (b)	60,000	63,247
State Revolving Fund RB Series 2019A	5.00%	02/01/38 (b)	30,000	31,449
State Revolving Fund Refunding Bonds Series 2017C	5.00%	02/01/30 (b)	100,000	105,210
Indiana Muni Power Agency
Power Supply System RB Series 2025A	5.00%	01/01/43 (b)	250,000	267,032
Power Supply System Refunding RB Series 2016A	5.00%	01/01/33 (b)	125,000	127,635
Power Supply System Refunding RB Series 2016A	5.00%	01/01/37 (b)	135,000	137,414
Indiana Univ
RB Series 2024A	5.00%	06/01/34 (b)	125,000	142,056
Indianapolis Local Public Improvement Bond Bank
Campus Bonds Series 2019A	5.00%	02/01/49 (b)	200,000	204,004
Courthouse & Jail RB Series 2019A	5.00%	02/01/44 (b)	150,000	153,496
RB Series 1999E	0.00%	02/01/28 (c)(d)	250,000	226,428
RB Series 2022B	4.00%	02/01/47 (b)	100,000	91,186
Purdue Univ
Facilities RB Series 2025A	5.00%	07/01/36 (b)	30,000	33,917
				2,751,782

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
IOWA 0.2%
Iowa
Refunding Bonds Series 2019A	5.00%	06/01/33 (b)	100,000	106,639
Special Obligation Refunding Bonds Series 2016A	5.00%	06/01/27 (b)	100,000	102,368
Special Obligation Refunding RB Series 2016A	5.00%	06/01/28 (b)	145,000	148,366
Special Obligation Refunding RB Series 2019A	5.00%	06/01/34 (b)	145,000	153,947
Iowa Finance Auth
State Revolving Fund RB Series 2017	5.00%	08/01/27	100,000	105,184
State Revolving Fund RB Series 2023A	5.00%	08/01/34 (b)	50,000	56,405
State Revolving Fund RB Series 2023A	5.00%	08/01/35 (b)	125,000	140,166
State Revolving Fund RB Series 2023A	5.00%	08/01/36 (b)	35,000	38,975
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2017	5.00%	12/01/46 (b)	100,000	102,206
				954,256
KANSAS 0.2%
Ellis Cnty Kansas USD #489
GO Refunding & Improvement Bonds Series 2022B	5.00%	09/01/42 (b)(c)	110,000	114,899
Kansas Dept of Transportation
Highway RB Series 2015B	5.00%	09/01/25	250,000	252,290
Highway RB Series 2015B	5.00%	09/01/28 (b)	100,000	100,851
Highway Refunding RB Series 2024A	5.00%	09/01/35 (b)	200,000	225,991
Wyandotte Cnty USD No 500
GO Bonds Series 2016A	5.50%	09/01/47 (a)(b)	270,000	280,320
GO Bonds Series 2025	5.25%	09/01/55 (b)(c)	95,000	99,413
				1,073,764
KENTUCKY 0.3%
Kentucky Bond Dev Corp
Facilities RB Series 2018	4.00%	09/01/48 (b)	185,000	171,522
Kentucky Economic Development Finance Auth
Refunding RB Series 2017A	5.00%	12/01/45 (b)(c)	75,000	75,871
Kentucky Municipal Power Agency
Power System Refunding RB Series 2015A	4.00%	09/01/39 (b)(c)	325,000	307,728
Kentucky State Property & Buildings Commission
RB Series A	5.00%	10/01/32	25,000	27,801
RB Series A	5.00%	10/01/40 (b)	60,000	64,908
Refunding RB Series B	5.00%	11/01/25	185,000	187,288
Refunding RB Series B	5.00%	11/01/26	250,000	258,444
Refunding RB Series B	5.00%	11/01/26	75,000	77,533
Refunding RB Series B	5.00%	11/01/28	75,000	80,405
Kentucky Turnpike Auth
Economic Development Road Refunding RB Series 2017B	5.00%	07/01/25	255,000	256,367
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2016A	3.00%	05/15/46 (b)	265,000	205,833
Sewer & Drainage System RB Series 2023C	5.00%	05/15/51 (b)	150,000	156,269
Louisville & Jefferson Cnty Visitors & Convention Commission
Dedicated Tax RB Series 2016	3.13%	06/01/46 (b)(c)	25,000	19,705
Tax RB Series 2016	3.13%	06/01/41 (b)	50,000	41,404

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Scott Cnty SD Finance Corp
GO Bonds Series 2022	4.00%	09/01/45 (b)(c)	40,000	37,548
				1,968,626
LOUISIANA 0.5%
East Baton Rouge Sewerage Commission
Refunding RB Series 2019A	4.00%	02/01/40 (b)	25,000	23,536
Refunding RB Series 2019A	4.00%	02/01/45 (b)	100,000	92,926
Lafayette Parish School Board
Sales Tax RB Series 2023	4.00%	04/01/53 (b)	75,000	69,484
Louisiana
Gasoline & Fuel Tax 2nd Lien Refunding RB Series 2024A	5.00%	05/01/39 (b)	50,000	54,546
GO Refunding Bonds Series 2016B	5.00%	08/01/26	150,000	154,368
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)	150,000	154,216
GO Refunding Bonds Series 2023A	5.00%	02/01/30	35,000	38,245
GO Refunding Bonds Series 2023A	5.00%	02/01/34	125,000	140,751
GO Refunding Bonds Series 2024E	5.00%	09/01/31	10,000	11,124
GO Refunding Bonds Series 2024E	5.00%	09/01/32	100,000	111,901
Refunding RB Bonds Series 2015A	4.50%	05/01/39 (a)(b)	285,000	285,368
Refunding RB Series 2024A	5.00%	05/01/36 (b)	80,000	89,209
Louisiana Citizens Property Insurance Corp
Refunding RB Series 2016A	5.00%	06/01/26	150,000	153,366
Louisiana Local Government Environmental Facilities & Community Development Auth
Insurance Assessment RB Series 2022B	5.00%	08/15/30 (b)	85,000	87,732
Insurance Assessment RB Series 2022B	5.00%	08/15/34 (b)	80,000	82,057
RB Series 2022B	5.00%	08/15/31 (b)	170,000	175,173
RB Series 2022B	5.00%	08/15/35 (b)	75,000	76,876
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.25%	10/01/53 (b)	175,000	175,878
Refunding RB (Tulane Univ of Louisiana) Series 2023A	5.00%	10/15/48 (b)	100,000	103,919
Refunding RB (Tulane Univ) Series 2020A	5.00%	04/01/45 (b)	300,000	309,093
Refunding RB (Tulane Univ) Series 2023A	5.00%	10/15/52 (b)	40,000	41,352
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (b)	200,000	208,186
Shreveport
Water & Sewer Jr Lien RB Series 2019B	4.00%	12/01/49 (b)(c)	50,000	43,720
Water & Sewer Refunding RB Series 2015	5.00%	12/01/40 (b)(c)	200,000	200,038
				2,883,064
MARYLAND 1.7%
Baltimore
Wastewater RB Series 2019A	5.00%	07/01/49 (b)	150,000	153,398
Wastewater Sub RB Series 2017A	5.00%	07/01/46 (b)	100,000	100,816
Water RB Series 2019A	4.00%	07/01/49 (b)	200,000	180,636
Baltimore Cnty
GO Bonds	5.00%	03/01/53 (b)	200,000	208,721
Maryland
GO Bonds 1st Series 2016	3.00%	06/01/31 (b)	35,000	33,919
GO Bonds 1st Series 2017A	4.00%	03/15/30 (b)	35,000	35,555
GO Bonds 1st Series 2019	5.00%	03/15/31 (b)	45,000	48,270
GO Bonds 1st Series 2020A	5.00%	03/15/32 (b)	205,000	222,355

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds 1st Series 2021A	5.00%	03/01/31	100,000	111,033
GO Bonds 1st Series 2021A	5.00%	03/01/36 (b)	125,000	135,461
GO Bonds 1st Series 2022A	5.00%	06/01/28	30,000	32,047
GO Bonds 1st Series 2022A	5.00%	06/01/29	100,000	108,455
GO Bonds 1st Series 2022A	5.00%	06/01/31	110,000	122,493
GO Bonds 1st Series 2022A	5.00%	06/01/35 (b)	150,000	165,465
GO Bonds 1st Series 2022A	5.00%	06/01/37 (b)	200,000	218,372
GO Bonds 1st Series 2023A	5.00%	03/15/32	200,000	224,520
GO Bonds 1st Series 2023A	5.00%	03/15/37 (b)	100,000	110,646
GO Bonds 1st Series 2024A	5.00%	06/01/36 (b)	150,000	169,058
GO Bonds 1st Series 2024A	5.00%	06/01/37 (b)	55,000	61,525
GO Bonds 1st Series A	5.00%	03/15/26	185,000	189,045
GO Bonds 1st Series A	5.00%	06/01/32	195,000	219,349
GO Bonds 1st Series A	5.00%	06/01/33 (b)	190,000	211,855
GO Bonds 1st Series A	5.00%	03/15/34 (b)	40,000	45,023
GO Bonds 1st Series A	5.00%	06/01/34 (b)	260,000	288,405
GO Bonds 1st Series A	5.00%	03/01/35 (b)	235,000	255,667
GO Bonds 1st Series A	5.00%	06/01/36 (b)	125,000	137,235
GO Bonds 2nd Series 2017A	5.00%	08/01/25	40,000	40,295
GO Bonds 2nd Series 2017A	5.00%	08/01/27	245,000	257,644
GO Bonds 2nd Series 2017A	5.00%	08/01/29 (b)	45,000	46,997
GO Bonds 2nd Series 2017A	4.00%	08/01/30 (b)	255,000	259,643
GO Bonds 2nd Series 2017A	3.00%	08/01/31 (b)	25,000	24,190
GO Bonds 2nd Series 2018	4.00%	08/01/32 (b)	25,000	25,556
GO Bonds 2nd Series 2019A	5.00%	08/01/26	200,000	206,064
GO Bonds 2nd Series 2019A	5.00%	08/01/28	25,000	26,780
GO Bonds 2nd Series 2019A	5.00%	08/01/30 (b)	35,000	37,879
GO Bonds 2nd Series 2019A	5.00%	08/01/31 (b)	105,000	113,199
GO Bonds 2nd Series 2019A	2.13%	08/01/33 (b)	290,000	250,388
GO Bonds 2nd Series 2019A	2.25%	08/01/34 (b)	100,000	85,538
Go Bonds 2nd Series 2020A	5.00%	08/01/30	50,000	55,119
GO Bonds 2nd Series 2020A	5.00%	08/01/27	35,000	36,806
GO Bonds 2nd Series 2020A	5.00%	08/01/28	35,000	37,493
GO Bonds 2nd Series 2020A	5.00%	08/01/35 (b)	65,000	69,897
GO Bonds 2nd Series 2021A	4.00%	08/01/36 (b)	75,000	76,677
GO Bonds 2nd Series A	5.00%	08/01/31 (b)	260,000	284,623
GO Bonds 2nd Series A	5.00%	08/01/31	80,000	89,256
GO Bonds Series 2019	5.00%	03/15/27	90,000	93,846
GO Refunding Bonds 2nd Series B	5.00%	08/01/27	125,000	131,451
GO Refunding Bonds 2nd Series C	4.00%	03/01/29	30,000	31,229
GO Refunding Bonds Series 2017B	5.00%	08/01/26	185,000	190,609
RB Series 2018A	5.00%	05/01/42 (b)	170,000	174,682
RB Series 2020A	5.00%	05/01/50	160,000	171,931
Refunding Bonds 2nd Series 2020B	5.00%	08/01/28	165,000	176,751
Refunding Bonds 2nd Series 2021D	4.00%	08/01/29	170,000	177,456
ULT GO Bonds Series 2017B	5.00%	08/01/25	275,000	277,025
ULT GO Refunding Bonds 1st Series 2017C	5.00%	03/15/29 (b)	300,000	311,781
Maryland Dept of Transportation
Consolidated Transportation Bonds Series 2015	4.00%	12/15/28 (b)	20,000	20,013
Consolidated Transportation Bonds Series 2017	5.00%	09/01/29 (b)	55,000	57,505
Consolidated Transportation Bonds Series 2018	5.00%	10/01/26	180,000	186,151

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Consolidated Transportation Bonds Series 2019	5.00%	10/01/28 (b)	25,000	26,250
Consolidated Transportation Bonds Series 2019	2.13%	10/01/31 (b)	285,000	252,771
Consolidated Transportation Bonds Series 2019	3.00%	10/01/34 (b)	25,000	23,093
Consolidated Transportation Bonds Series 2020	5.00%	10/01/31 (b)	20,000	21,938
Consolidated Transportation Bonds Series 2020	5.00%	10/01/34 (b)	35,000	37,835
Consolidated Transportation Bonds Series 2021A	2.00%	10/01/34 (b)	100,000	81,563
Consolidated Transportation Bonds Series 2021A	2.13%	10/01/36 (b)	230,000	181,910
Transportation Bonds Series 2018	5.00%	10/01/28 (b)	85,000	87,524
Transportation Bonds Series 2019	5.00%	10/01/27	25,000	26,365
Transportation Bonds Series 2019	2.50%	10/01/33 (b)	195,000	172,313
Maryland Stadium Authority
RB Series 2021	4.00%	06/01/46 (b)	205,000	190,558
RB Series 2021	2.75%	06/01/51 (b)	100,000	67,715
RB Series 2024	5.00%	06/01/54 (b)	160,000	166,854
Maryland Transportation Auth
Transportation Facilities RB Series 2020	4.00%	07/01/50 (b)	150,000	137,044
Transportation Facilities RB Series 2021A	5.00%	07/01/46 (b)	150,000	156,398
Transportation Facilities Refunding RB Series 2024A	5.00%	07/01/33	50,000	56,489
Transportation Facilities Refunding RB Series 2024A	5.00%	07/01/35 (b)	30,000	33,770
Transportation Facilities Refunding RB Series 2024A	5.00%	07/01/39 (b)	115,000	126,319
Transportation RB Series 2021A	5.00%	07/01/51 (b)	150,000	154,933
Montgomery Cnty
GO Refunding Bonds Series 2017C	5.00%	10/01/26	145,000	149,912
GO Refunding Bonds Series 2024B	5.00%	12/01/26	25,000	25,936
Refunding Bonds Series 2017C	5.00%	10/01/27	85,000	89,683
Prince Georges Cnty
GO Bonds Series 2018A	5.00%	07/15/29 (b)	345,000	367,874
GO Bonds Series 2018A	4.00%	07/15/30 (b)	25,000	25,650
				10,474,495
MASSACHUSETTS 4.8%
Massachusetts
Commonwealth Transportation Fund RB Series 2023A	5.00%	06/01/53 (b)	120,000	124,949
GO Bond Series 2019C	5.00%	05/01/40 (b)	25,000	26,097
GO Bonds Series 2020E	5.00%	11/01/50 (b)	300,000	309,402
GO Bonds Series 2006E	5.00%	11/01/25 (c)	200,000	202,637
GO Bonds Series 2006E	5.00%	11/01/26 (c)	5,000	5,180
GO Bonds Series 2015B	4.00%	05/01/45 (b)	165,000	153,555
GO Bonds Series 2015E	3.25%	09/01/40 (b)	380,000	336,986
GO Bonds Series 2016E	4.00%	04/01/35 (b)	85,000	84,754
GO Bonds Series 2016E	3.00%	04/01/41 (b)	125,000	104,166
GO Bonds Series 2016E	4.00%	04/01/42 (b)	250,000	239,570
GO Bonds Series 2016E	3.00%	04/01/44 (b)	135,000	107,442
GO Bonds Series 2016E	4.00%	04/01/46 (b)	135,000	125,452
GO Bonds Series 2016G	4.00%	09/01/35 (b)	115,000	115,206
GO Bonds Series 2016G	3.00%	09/01/46 (b)	200,000	152,735
GO Bonds Series 2016H	5.00%	12/01/26	175,000	181,614
GO Bonds Series 2016J	4.00%	12/01/44 (b)	320,000	298,790
GO Bonds Series 2017A	5.00%	04/01/47 (b)	35,000	35,465
GO Bonds Series 2017B	5.00%	04/01/47 (b)	120,000	121,595
GO Bonds Series 2017D	5.00%	02/01/36 (b)	65,000	66,832

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017E	3.00%	11/01/34 (b)	115,000	108,283
GO Bonds Series 2017E	3.00%	11/01/35 (b)	100,000	92,977
GO Bonds Series 2017F	5.00%	11/01/42 (b)	500,000	513,502
GO Bonds Series 2018A	5.00%	01/01/34 (b)	20,000	20,910
GO Bonds Series 2018A	5.00%	01/01/40 (b)	25,000	25,756
GO Bonds Series 2018A	5.00%	01/01/41 (b)	25,000	25,698
GO Bonds Series 2018B	5.00%	01/01/31 (b)	10,000	10,526
GO Bonds Series 2018B	5.00%	01/01/32 (b)	160,000	167,955
GO Bonds Series 2018D	4.00%	05/01/48 (b)	200,000	184,955
GO Bonds Series 2018E	5.00%	09/01/38 (b)	50,000	52,074
GO Bonds Series 2019A	5.00%	01/01/49 (b)	15,000	15,329
GO Bonds Series 2019C	5.00%	05/01/44 (b)	150,000	154,548
GO Bonds Series 2019C	5.00%	05/01/45 (b)	155,000	159,197
GO Bonds Series 2020B	2.00%	03/01/34 (b)	35,000	29,558
GO Bonds Series 2020B	2.50%	03/01/43 (b)	100,000	74,278
GO Bonds Series 2020C	3.00%	03/01/48 (b)	145,000	109,279
GO Bonds Series 2020C	2.75%	03/01/50 (b)	145,000	102,080
GO Bonds Series 2020D	5.00%	07/01/31 (b)	250,000	273,784
GO Bonds Series 2020D	3.00%	07/01/35 (b)	200,000	186,415
GO Bonds Series 2020D	3.00%	07/01/39 (b)	200,000	172,075
GO Bonds Series 2020D	5.00%	07/01/40 (b)	105,000	110,794
GO Bonds Series 2020D	5.00%	07/01/45 (b)	100,000	103,540
GO Bonds Series 2020E	5.00%	11/01/45 (b)	250,000	259,358
GO Bonds Series 2021A	3.00%	03/01/36 (b)	250,000	229,483
GO Bonds Series 2021B	2.00%	04/01/50 (b)	285,000	168,185
GO Bonds Series 2021C	5.00%	09/01/31	125,000	139,364
GO Bonds Series 2021C	2.38%	09/01/47 (b)	55,000	37,169
GO Bonds Series 2021D	5.00%	09/01/50 (b)	250,000	258,852
GO Bonds Series 2022A	5.00%	02/01/32	65,000	72,663
GO Bonds Series 2022A	4.00%	02/01/34 (b)	190,000	197,006
GO Bonds Series 2022C	5.00%	10/01/32	125,000	140,593
GO Bonds Series 2022C	5.00%	10/01/35 (b)	200,000	221,400
GO Bonds Series 2022C	5.00%	10/01/37 (b)	125,000	136,689
GO Bonds Series 2022C	5.25%	10/01/47 (b)	260,000	275,701
GO Bonds Series 2022C	5.00%	10/01/52 (b)	210,000	217,573
GO Bonds Series 2022D	5.00%	11/01/31	90,000	100,523
GO Bonds Series 2022E	5.00%	11/01/42 (b)	170,000	180,908
GO Bonds Series 2022E	5.00%	11/01/52 (b)	125,000	129,545
GO Bonds Series 2023A	5.00%	05/01/26	225,000	230,599
GO Bonds Series 2023A	5.00%	05/01/48 (b)	695,000	726,521
GO Bonds Series 2023A	5.00%	05/01/53 (b)	375,000	389,050
GO Bonds Series 2023B	5.00%	10/01/33	40,000	45,335
GO Bonds Series 2023B	5.00%	10/01/36 (b)	35,000	38,950
GO Bonds Series 2023C	5.00%	10/01/46 (b)	100,000	104,974
GO Bonds Series 2023C	5.00%	10/01/49 (b)	300,000	313,562
GO Bonds Series 2023D	5.00%	10/01/52 (b)	100,000	104,003
GO Bonds Series 2023D	5.00%	10/01/53 (b)	200,000	207,820
GO Bonds Series 2024A	5.00%	01/01/34	250,000	283,601
GO Bonds Series 2024A	5.00%	01/01/36 (b)	45,000	50,436
GO Bonds Series 2024A	5.00%	01/01/38 (b)	185,000	203,683
GO Bonds Series 2024A	5.00%	01/01/39 (b)	15,000	16,422

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024A	5.00%	01/01/40 (b)	200,000	217,270
GO Bonds Series 2024A	5.00%	01/01/41 (b)	50,000	53,976
GO Bonds Series 2024A	5.00%	01/01/49 (b)	100,000	104,624
GO Bonds Series 2024A	5.00%	01/01/54 (b)	750,000	779,818
GO Bonds Series 2024B	5.00%	05/01/37 (b)	30,000	33,403
GO Bonds Series 2024B	5.00%	11/01/38 (b)	150,000	164,830
GO Bonds Series 2024B	5.00%	05/01/39 (b)	30,000	32,872
GO Bonds Series 2024B	5.00%	05/01/46 (b)	35,000	36,837
GO Bonds Series 2024E	5.00%	08/01/54 (b)	125,000	130,239
GO Bonds Series 2024G	5.00%	12/01/35 (b)	10,000	11,321
GO Bonds Series 2024H	5.00%	12/01/42 (b)	250,000	269,663
GO Bonds Series 2024H	5.00%	12/01/45 (b)	150,000	158,963
GO Refunding Bonds Series 2015A	5.00%	07/01/35 (b)	20,000	20,063
Go Refunding Bonds Series 2016B	5.00%	07/01/31 (b)	25,000	25,547
GO Refunding Bonds Series 2016B	5.00%	07/01/27	350,000	367,299
GO Refunding Bonds Series 2016B	5.00%	07/01/28	150,000	160,266
GO Refunding Bonds Series 2016B	5.00%	07/01/33 (b)	50,000	51,007
GO Refunding Bonds Series 2016C	5.00%	10/01/25	110,000	111,241
GO Refunding Bonds Series 2017C	5.00%	10/01/25	300,000	303,384
GO Refunding Bonds Series 2017C	5.00%	10/01/27	105,000	110,732
GO Refunding Bonds Series 2017E	5.00%	11/01/26	140,000	145,038
GO Refunding Bonds Series 2017E	5.00%	11/01/27	145,000	153,158
GO Refunding Bonds Series 2018B	5.00%	07/01/29	235,000	254,894
GO Refunding Bonds Series 2020B	5.00%	07/01/25	60,000	60,331
GO Refunding Bonds Series 2020B	5.00%	07/01/32 (b)	100,000	109,171
GO Refunding Bonds Series 2020D	4.00%	11/01/37 (b)	35,000	35,251
GO Refunding Bonds Series 2020D	4.00%	11/01/41 (b)	150,000	147,369
GO Refunding Bonds Series 2021A	5.00%	09/01/30	50,000	55,152
GO Refunding Bonds Series 2022A	5.00%	10/01/29	75,000	81,647
GO Refunding Bonds Series 2022A	5.00%	10/01/30	175,000	193,238
GO Refunding Bonds Series 2022A	5.00%	10/01/31	200,000	223,190
Go Refunding Bonds Series 2024A	5.00%	03/01/33	50,000	56,426
Go Refunding Bonds Series 2024A	5.00%	03/01/36 (b)	140,000	157,046
GO Refunding Bonds Series 2024A	5.00%	03/01/29	150,000	161,895
GO Refunding Bonds Series 2024A	5.00%	03/01/34	100,000	113,562
GO Refunding Bonds Series 2024A	5.00%	03/01/42 (b)	30,000	32,208
GO Refunding Bonds Series 2024B	5.00%	11/01/35 (b)	90,000	101,322
GO Refunding Bonds Series 2024B	5.00%	11/01/42 (b)	100,000	107,473
Highway Notes Series 2014A	5.00%	06/15/27 (b)	60,000	60,088
RB Series 2023B	5.00%	06/01/48 (b)	250,000	262,132
Special Obligation Refunding RB Series 2005	5.50%	01/01/27 (c)	75,000	78,463
Special Obligation Tax Refunding RB Series 2005	5.50%	01/01/28 (c)	20,000	21,389
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2016A	4.00%	07/01/26	70,000	71,156
Assessment Bonds Series 2022A1	5.00%	07/01/37 (b)	75,000	82,727
Assessment Bonds Series 2022A1	3.13%	07/01/41 (b)	50,000	42,154
Assessment Bonds Series 2022A2	5.00%	07/01/52 (b)	250,000	259,686
RB Series 2016A	5.00%	07/01/27 (b)	125,000	128,414
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/25	220,000	221,218
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31	50,000	56,004
Sr Sales Tax Bonds Series 2007A1	5.25%	07/01/34 (b)	95,000	111,451

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sr Sales Tax Bonds Series 2015B	5.00%	07/01/29 (a)(b)	100,000	100,521
Sr Sales Tax Bonds Series 2016A	0.00%	07/01/32 (b)(d)	170,000	128,270
Sr Sales Tax Bonds Series 2023A1	5.25%	07/01/48 (b)	30,000	31,963
Sr Sales Tax Bonds Series 2023A1	5.25%	07/01/53 (b)	285,000	302,142
Sr Sales Tax Bonds Series 2024A	5.00%	07/01/37 (b)	250,000	278,468
Sr Sales Tax Bonds Series 2024A	5.00%	07/01/38 (b)	250,000	276,842
Sr Sales Tax Bonds Series 2024A	5.25%	07/01/52 (b)	250,000	266,582
Sub Sales Tax BAN RB Series 2021	4.00%	05/01/25	15,000	15,015
Sub Sales Tax Bonds Series 2021A	4.00%	07/01/40 (b)	535,000	531,441
Sub Sales Tax Bonds Series 2021A1	4.00%	07/01/36 (b)	200,000	203,941
Massachusetts Clean Water Trust
State Revolving Fund Bonds Series 26B	5.00%	02/01/43 (b)	250,000	272,852
Massachusetts Dept of Transportation
Highway System Sub Refunding RB Series 2018A	5.00%	01/01/29	95,000	102,486
Metropolitan Highway System Sr Refunding RB Series 2019A	5.00%	01/01/33 (b)	55,000	58,549
Sr Highway System Refunding RB Series 2019A	5.00%	01/01/26	130,000	132,238
Sr Highway System Refunding RB Series 2019A	5.00%	01/01/27	25,000	25,981
Sr Highway System Refunding RB Series 2019A	5.00%	01/01/30 (b)	50,000	53,699
Massachusetts Development Finance Agency
RB (Boston College) Series 2017T	4.00%	07/01/42 (b)	85,000	82,688
RB (Boston College) Series 2021V	5.00%	07/01/55	250,000	272,936
RB (Boston College) Series 2025W	5.00%	07/01/40 (b)(e)	250,000	276,635
RB (Emerson College) Series 2016A	5.00%	01/01/47 (b)	200,000	199,986
RB (Harvard Univ) Series 2016A	5.00%	07/15/25	50,000	50,335
RB (Harvard Univ) Series 2016A	5.00%	07/15/26	275,000	283,491
RB (Harvard Univ) Series 2016A	5.00%	07/15/28 (b)	260,000	267,383
RB (Harvard Univ) Series 2016A	4.00%	07/15/29 (b)	185,000	187,427
RB (Harvard Univ) Series 2016A	5.00%	07/15/33 (b)	95,000	97,272
RB (Harvard Univ) Series 2016A	5.00%	07/15/34 (b)	150,000	153,510
RB (Harvard Univ) Series 2016A	4.00%	07/15/36 (b)	400,000	398,529
RB (Harvard Univ) Series 2016A	5.00%	07/15/36	85,000	98,632
RB (Harvard Univ) Series 2016A	5.00%	07/15/40	250,000	288,994
RB (Harvard Univ) Series 2024B	5.00%	02/15/34 (b)	250,000	286,305
RB (Northeastern Univ) Series 2022	5.00%	10/01/44 (b)	335,000	353,378
Refunding RB (Boston Univ) Series 2025B1	5.00%	10/01/38 (b)	250,000	276,707
Refunding RB (Smith College) Series 2025	5.00%	07/01/35	250,000	289,181
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2015B	4.00%	01/15/45 (b)	200,000	189,002
Sr Dedicated Sales Tax Refunding Bonds Series 2016C	5.00%	11/15/33 (b)	180,000	184,487
Sr Sales Tax Refunding Bonds Series 2015C	5.00%	08/15/37 (b)	200,000	200,903
Sr Sales Tax Refunding Bonds Series 2016C	5.00%	11/15/34 (b)	250,000	255,876
Sr Sales Tax Refunding RB Series 2016C	4.00%	11/15/35 (b)	50,000	50,089
Sub Dedicated Sales Tax Bonds Series 2018A	4.00%	02/15/43 (b)	45,000	43,203
Sub Sales Tax Bonds Series 2018A	5.25%	02/15/48 (b)	200,000	205,788
Sub Sales Tax Bonds Series 2018B	5.25%	02/15/48 (b)	350,000	360,129
Sub Sales Tax Bonds Series 2019A	5.00%	02/15/49 (a)(b)	140,000	142,825
Massachusetts Transportation Fund
RB (Rail Enhancement & Accelerated Bridge Programs) Series 2016B	4.00%	06/01/46 (b)	185,000	174,493
RB (Rail Enhancement Program) Series 2021A	4.00%	06/01/50 (b)	340,000	314,014
RB (Rail Enhancement Program) Series 2022A	5.00%	06/01/50 (b)	285,000	294,120
RB Series 2022B	5.00%	06/01/52 (b)	300,000	310,205

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016A	5.00%	06/01/25	50,000	50,193
Refunding RB Series 2016A	5.00%	06/01/26	75,000	77,119
Refunding RB Series 2021A	5.00%	06/01/43 (b)	130,000	136,508
Massachusetts Turnpike Auth
Sr Highway System RB Series 1997A	0.00%	01/01/29 (c)(d)	40,000	35,416
Sr RB Series 1997A	0.00%	01/01/28 (c)(d)	70,000	64,194
Massachusetts Water Resources Auth
General Refunding RB Series 2007B	5.25%	08/01/26 (c)	165,000	170,605
General Refunding RB Series 2007B	5.25%	08/01/30 (c)	150,000	167,905
General Refunding RB Series 2007B	5.25%	08/01/33 (c)	250,000	290,125
General Refunding RB Series 2016C	5.00%	08/01/30 (b)	25,000	25,647
General Refunding RB Series 2016C	4.00%	08/01/36 (b)	65,000	65,013
General Refunding RB Series 2016C	5.00%	08/01/40 (a)(b)	200,000	205,904
General Refunding RB Series 2016D	3.00%	08/01/42 (b)	50,000	40,280
Refunding RB Series 2016C	5.00%	08/01/33 (a)(b)	100,000	102,952
Refunding RB Series 2017C	5.00%	08/01/31 (b)	90,000	94,001
Univ of Massachusetts Building Auth
RB Sr Series 2020-1	5.00%	11/01/50 (b)	100,000	102,135
RB Sr Series 2022-1	4.00%	11/01/46 (b)	100,000	93,831
RB Sr Series 2022-1	5.00%	11/01/52 (b)	65,000	66,337
Sr RB Series 2015-1	5.00%	11/01/40 (b)	50,000	50,277
Sr RB Series 2017-1	5.25%	11/01/42 (b)	500,000	515,818
Sr Refunding RB Series 2021-1	5.00%	11/01/25	50,000	50,671
Sr Refunding RB Series 2021-1	5.00%	11/01/28	25,000	26,837
				29,493,797
MICHIGAN 1.1%
Detroit SD
ULT GO Refunding Bonds Series 2005A	5.25%	05/01/30 (c)	125,000	137,330
Great Lakes Water Auth
Sewage Disposal System 2nd Lien Refunding RB Series 2016C	5.00%	07/01/30 (b)	150,000	153,235
Sewage Disposal System Sr Lien Refunding RB Series 2016B	5.00%	07/01/30 (b)	110,000	112,257
Sewage Disposal System Sr Lien Refunding RB Series 2024A	5.00%	07/01/27	15,000	15,725
Sewage Disposal System Sr Lien Refunding RB Series 2024A	5.00%	07/01/33	40,000	45,160
Sr Lien Water Supply System Refunding RB Series 2016C	5.00%	07/01/32 (b)	100,000	101,828
Water Supply System 2nd Lien RB Series 2016B	5.00%	07/01/46 (b)	100,000	100,750
Water Supply System 2nd Lien Refunding RB Series 2016B	5.00%	07/01/36 (b)	75,000	76,200
Water Supply System 2nd Lien Refunding RB Series 2016D	5.00%	07/01/30 (b)	75,000	76,664
Water Supply System Sr Lien Refunding RB Series 2016C	5.00%	07/01/31 (b)	160,000	163,033
Water Supply System Sr Lien Refunding RB Series 2016C	5.00%	07/01/35 (b)	200,000	202,887
Water Supply System Sr Lien Refunding RB Series 2016C	5.25%	07/01/35 (b)	50,000	50,873
Water Supply System Sr Lien Refunding RB Series 2024A	5.00%	07/01/25	100,000	100,549
Water Supply System Sr Lien Refunding RB Series 2024A	5.00%	07/01/31	250,000	277,906
Lanse Creuse Public Schools
ULT GO Bonds Series 2025I	5.00%	05/01/49 (b)(c)	40,000	41,810
Lansing
Utility System RB Series 2019A	5.00%	07/01/48 (b)	55,000	55,936
Utility System Refunding RB Series 2024A	5.00%	07/01/49 (b)	175,000	183,468
Michigan
Grant Anticipation Refunding Bonds Series 2016	5.00%	03/15/27	135,000	140,428
RB (State Trunk Line Fund) Series 2020B	5.00%	11/15/30	105,000	116,056

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2020B	4.00%	11/15/45 (b)	185,000	173,936
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/27	205,000	216,587
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/29	100,000	109,092
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/31 (b)	100,000	109,914
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/32 (b)	50,000	54,748
State Trunk Line Fund Bonds Series 2020B	4.00%	11/15/38 (b)	100,000	100,581
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/36 (b)	90,000	91,463
Michigan Building Auth
RB Series 2021I	4.00%	10/15/46 (b)	5,000	4,647
RB Series 2022I	4.00%	10/15/52 (b)	250,000	225,656
Refunding RB Series 2015I	5.00%	04/15/33 (b)	150,000	150,955
Refunding RB Series 2015I	5.00%	04/15/34 (b)	5,000	5,030
Refunding RB Series 2015I	5.00%	04/15/38 (b)	100,000	100,517
Refunding RB Series 2016I	5.00%	10/15/30 (b)	50,000	51,258
Refunding RB Series 2016I	5.00%	10/15/31 (b)	175,000	179,186
Refunding RB Series 2016I	5.00%	10/15/32 (b)	185,000	189,244
Refunding RB Series 2016I	5.00%	04/15/41 (b)	190,000	192,408
Refunding RB Series 2016I	5.00%	10/15/46 (b)	70,000	70,582
Refunding RB Series 2019I	4.00%	04/15/54 (b)	250,000	223,403
Refunding RB Series 2024I	3.00%	10/15/45 (b)	100,000	78,711
Michigan Finance Auth
Clean Water Revolving Fund Refunding RB Series 2016B	5.00%	10/01/29 (b)	100,000	103,290
RB (Detroit Water & Sewage 2nd Lien) Series 2015C	5.00%	07/01/35 (b)	85,000	85,268
RB (Public Lighting Auth) Series 2014B	5.00%	07/01/39 (b)	200,000	200,134
Sr Lien RB (Wayne County Criminal Justice Center) Series 2018	4.00%	11/01/48 (b)	100,000	88,262
Michigan State Univ
General RB Series 2019B	4.00%	02/15/44 (b)	100,000	94,445
Michigan Trunk Line
State Trunk Line Bonds Series 2021A	4.00%	11/15/46 (b)	200,000	186,149
State Trunk Line Fund Bonds Series 2021A	5.00%	11/15/35 (b)	95,000	103,631
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/38 (b)	50,000	50,336
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/39 (b)	200,000	200,325
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/41 (b)	140,000	137,465
State Trunk Line Fund Bonds Series 2023	5.00%	11/15/30	30,000	33,159
State Trunk Line Fund Bonds Series 2023	5.00%	11/15/37 (b)	75,000	82,724
State Trunk Line Fund Bonds Series 2023	5.00%	11/15/46 (b)	150,000	159,373
State Trunk Line Fund Bonds Series 2023	5.25%	11/15/49 (b)	200,000	215,016
State Trunk Line Fund Bonds Series 2023	5.50%	11/15/49 (b)	125,000	136,531
Troy SD
ULT GO Bonds Series 2023	5.00%	05/01/52 (b)(c)	130,000	134,004
Univ of Michigan
General RB Series 2015	5.00%	04/01/46 (a)(b)	60,000	61,340
General RB Series 2017A	5.00%	04/01/25	75,000	75,000
General RB Series 2017A	5.00%	04/01/26	30,000	30,685
Wayne Cnty Airport Auth
Airport RB Series 2021A	5.00%	12/01/46 (b)	220,000	228,633
				6,885,783

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MINNESOTA 0.5%
Minneapolis Metropolitan Council
GO Grant Anticipation Notes Series 2021C	5.00%	12/01/27	20,000	21,143
Grant Anticipation Notes Series 2021C	5.00%	12/01/26	115,000	119,308
Minneapolis- St. Paul Metropolitan Airports Commission
Sr Airport Refunding RB Series 2016A	5.00%	01/01/26	105,000	106,721
Sr Airport Refunding RB Series 2016A	5.00%	01/01/27	65,000	67,473
Sr Airport Refunding RB Series 2016A	5.00%	01/01/28 (b)	115,000	118,741
Sub Airport RB Series 2024A	5.00%	01/01/52 (b)	45,000	46,677
Minnesota
COP Series 2023	5.00%	11/01/39 (b)	40,000	43,666
COP Series 2023	5.00%	11/01/42 (b)	150,000	161,225
GO Bonds Series 2021A	5.00%	09/01/28	15,000	16,075
GO Bonds Series 2021A	4.00%	09/01/34 (b)	85,000	87,868
GO Bonds Series 2021A	4.00%	09/01/39 (b)	60,000	60,146
GO Bonds Series 2021A	4.00%	09/01/40 (b)	200,000	200,156
GO Bonds Series 2024A	5.00%	08/01/28	70,000	74,916
GO Bonds Series 2024A	5.00%	08/01/32	200,000	225,738
GO Bonds Series 2024A	5.00%	08/01/36 (b)	300,000	339,348
GO Bonds Series 2024A	5.00%	08/01/41 (b)	100,000	108,719
GO Bonds Series 2024A	5.00%	08/01/44 (b)	100,000	106,488
GO Refunding Bonds Series 2016D	5.00%	08/01/26	125,000	128,906
GO Refunding Bonds Series 2017D	5.00%	10/01/28 (b)	100,000	105,260
GO Refunding Bonds Series 2023D	5.00%	08/01/25	150,000	151,140
GO State Highway Refunding Bonds Series 2023E	5.00%	08/01/28	125,000	133,779
State General Fund Refunding Bonds Series 2022A	5.00%	03/01/27	100,000	104,057
State General Fund Refunding Bonds Series 2022A	5.00%	03/01/30	135,000	147,359
Minnesota Public Facilities Authority
State Revolving Fund RB Series 2023A	5.00%	03/01/26	25,000	25,551
State Revolving Fund RB Series 2023A	5.00%	03/01/31	80,000	88,918
State Revolving Fund RB Series 2023A	5.00%	03/01/32	100,000	112,414
State Revolving Fund RB Series 2023A	5.00%	03/01/33	150,000	170,177
State Revolving Fund RB Series 2023A	5.00%	03/01/35 (b)	100,000	111,699
North St Paul-Maplewood ISD No 622
GO Bonds Series 2019A	3.00%	02/01/46 (b)(c)	10,000	7,861
Southern Minnesota Municipal Power Agency
Power Supply System RB Series 1994A	0.00%	01/01/26 (c)(d)	25,000	24,342
Univ of Minnesota
GO Bonds Series 2016A	5.00%	04/01/41 (b)	25,000	25,323
				3,241,194
MISSISSIPPI 0.1%
Mississippi
GO Bonds Series 2019B	4.00%	10/01/39 (b)	150,000	146,071
GO Refunding Bonds Series 2017A	5.00%	10/01/27	160,000	168,616
GO Refunding Bonds Series 2017A	5.00%	10/01/28 (b)	50,000	52,500
GO Refunding Bonds Series 2017A	5.00%	10/01/32 (a)(b)	30,000	31,579
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (a)(b)	110,000	115,787

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
West Ranking Utility Auth
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	52,967
				567,520
MISSOURI 0.4%
Jackson Cnty
Special Obligation Bonds Series 2023A	4.38%	12/01/58 (b)	100,000	94,767
Kansas City
Sewer RB Series 2018A	4.00%	01/01/42 (b)	20,000	18,841
Water RB Series 2025A	5.00%	12/01/49 (b)(e)	250,000	262,314
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016c	4.00%	05/01/41 (b)	50,000	50,463
Water System Improvement & Refunding RB Series 2017A	5.00%	05/01/29 (b)	75,000	78,114
Missouri Development Finance Board
RB (St Louis Zoo) Series 2022	5.25%	05/01/55 (b)	25,000	25,660
Missouri Health & Educational Facilities Auth
Educational Facilities RB (St Louis Univ) Series 2019A	5.00%	10/01/46 (b)	55,000	56,143
Missouri Highways & Transportation Commission
1st Lien Refunding Bonds Series 2014A	5.00%	05/01/26	150,000	153,668
3rd Lien State Road Bonds Series 2022A	5.00%	05/01/28	110,000	117,206
3rd Lien State Roads RB Series 2022A	5.00%	05/01/27	100,000	104,557
State Road Bonds Series 2023A	5.00%	05/01/26	90,000	92,201
Missouri Jt Municipal Electric Utility Commission
Refunding RB Series 2025	5.00%	12/01/38 (b)	250,000	275,006
Springfield
Public Utility Refunding RB Series 2015	3.38%	08/01/30 (b)	105,000	104,013
Public Utility Refunding RB Series 2015	4.00%	08/01/31 (b)	15,000	15,023
Public Utility Refunding RB Series 2015	4.00%	08/01/34 (b)	100,000	100,030
Public Utility Refunding RB Series 2015	4.00%	08/01/35 (b)	100,000	99,989
Springfield SD No R12
ULT GO Bonds Series 2019	5.00%	03/01/37 (b)	135,000	141,978
St Louis
Airport Refunding RB Series 2005	5.50%	07/01/28 (c)	45,000	48,498
Univ of Missouri Curators
RB Series 2024	5.00%	11/01/34	250,000	285,750
System Facilities RB Series 2020B	5.00%	11/01/30	100,000	110,696
				2,234,917
NEBRASKA 0.3%
Nebraska Public Power District
General RB Series 2023A	5.00%	07/01/28 (b)	145,000	153,000
Omaha Public Power District
Electric System RB Series 2016A	5.00%	02/01/49 (b)	25,000	25,173
Electric System RB Series 2017A	4.00%	02/01/42 (b)	150,000	142,578
Electric System RB Series 2019A	5.00%	02/01/31 (b)	200,000	213,928
Electric System RB Series 2021A	5.00%	02/01/46 (b)	80,000	82,879
Electric System RB Series 2021B	4.00%	02/01/46 (b)	50,000	46,783
Electric System RB Series 2022A	5.00%	02/01/47 (b)	100,000	104,670
Electric System RB Series 2022A	5.25%	02/01/52 (b)	150,000	158,018
Electric System RB Series 2023A	5.25%	02/01/53 (b)	115,000	122,020
Electric System RB Series 2024A	5.50%	02/01/49 (b)	105,000	114,023

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Electric System RB Series 2024B	5.00%	02/01/35 (b)	100,000	111,739
Electric System RB Series 2024B	5.00%	02/01/37 (b)	70,000	77,336
Electric System RB Series 2024B	5.00%	02/01/38 (b)	70,000	76,846
Electric System RB Series 2024C	4.00%	02/01/49 (b)	100,000	93,756
Univ of Nebraska Facilities Corp
Facilities Program Bonds Series 2021A	4.00%	07/15/62 (b)	200,000	183,170
				1,705,919
NEVADA 0.5%
Clark Cnty
Airport System Jr Sub Lien RB Series 2024B	5.00%	07/01/29	150,000	162,386
Airport System Sub Lien Refunding RB Series 2024A	5.00%	07/01/29	135,000	146,091
Airport System Sub Refunding RB Series 2019D	5.00%	07/01/25	100,000	100,513
GO Bonds Series 2018A	5.00%	06/01/43 (b)	165,000	168,999
Highway RB Series 2022	5.00%	07/01/36 (b)	20,000	21,780
Refunding RB Series 2019E	5.00%	07/01/33 (b)	100,000	106,288
Stadium GO Bonds Series 2018A	5.00%	05/01/48 (b)	300,000	307,028
Clark Cnty SD
GO Refunding Bonds Series 2017A	5.00%	06/15/25	325,000	326,317
LT GO Refunding Bonds Series 2017A	5.00%	06/15/26	50,000	51,248
Henderson
LT GO Bond Series 2020A1	4.00%	06/01/45 (b)	100,000	95,494
Las Vegas Convention & Visitors Auth
RB Series 2018B	5.00%	07/01/43 (b)	100,000	102,368
RB Series 2018B	4.00%	07/01/49 (b)	35,000	30,765
RB Series 2023A	5.00%	07/01/49 (b)	150,000	156,017
Las Vegas Valley Water District
LT GO Water Improvement Refunding Bonds Series 2016A	5.00%	06/01/41 (b)	75,000	75,990
Water Improvement GO Bonds Series 2022A	4.00%	06/01/51 (b)	250,000	228,028
Water Improvement GO Refunding Bonds Series 2016A	5.00%	06/01/46 (b)	200,000	201,911
Water LT GO Refunding Bonds Series 2024A	5.00%	06/01/38 (b)	250,000	277,385
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2017	5.00%	12/01/31 (b)	100,000	103,952
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2017	4.00%	12/01/33 (b)	50,000	50,486
Highway Improvement RB Series 2017	5.00%	12/01/30 (b)	120,000	124,845
LT GO Refunding Bonds Series 2015D	5.00%	04/01/27 (b)	160,000	160,266
				2,998,157
NEW JERSEY 4.5%
Garden State Preservation Trust
Open Space & Farmland Bonds Series 2003B	0.00%	11/01/25 (c)(d)	30,000	29,427
Gloucester Cnty Improvement Auth
RB (Rowan Univ) Series 2024	5.00%	07/01/49 (b)(c)	100,000	103,266
Hudson Cnty Improvement Auth
Lease RB (Hudson Cnty Courthouse) Series 2020	4.00%	10/01/51 (b)	50,000	46,048
Lease RB Series 2016	5.25%	05/01/51 (b)	50,000	50,468
Middlesex Cnty Improvement Auth
GO Lease RB Series 2023A	5.00%	08/15/53 (b)	100,000	105,421
New Jersey
GO Bonds	4.00%	06/01/33 (a)(b)	150,000	150,257
GO Bonds Series 2020A	5.00%	06/01/25	190,000	190,631

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020A	5.00%	06/01/26	325,000	333,425
GO Bonds Series 2020A	5.00%	06/01/27	325,000	340,014
GO Bonds Series 2020A	5.00%	06/01/28	300,000	319,624
GO Bonds Series 2020A	5.00%	06/01/29	305,000	329,915
GO Bonds Series 2020A	4.00%	06/01/30	285,000	297,830
GO Bonds Series 2020A	4.00%	06/01/31	255,000	267,343
GO Bonds Series 2020A	4.00%	06/01/32	225,000	236,339
New Jersey Economic Development Auth
GO Refunding Bonds Series 2016BBB	5.50%	06/15/29 (a)(b)	125,000	130,717
GO Refunding Bonds Series 2024SSS	5.25%	06/15/36 (b)	25,000	27,846
Lease RB Series 2017B	4.13%	06/15/39 (b)(c)	30,000	28,990
Motor Vehicle Surcharge Sub Refunding RB Series 2017A	3.13%	07/01/31 (b)(c)	75,000	71,926
RB Series 2016AAA	5.00%	06/15/41 (a)(b)	190,000	197,118
Refunding Bonds Series 2005N1	5.50%	09/01/26 (c)	140,000	144,718
Refunding Bonds Series 2023RRR	5.00%	03/01/26	200,000	203,535
Refunding RB Series 2015XX	5.00%	06/15/25	200,000	200,746
Refunding RB Series 2015XX	5.00%	06/15/26 (a)(b)	165,000	165,745
Refunding RB Series 2016BBB	5.50%	06/15/31 (a)(b)	75,000	78,430
School Facilities Construction Bonds Series 2021QQQ	4.00%	06/15/46 (b)	350,000	316,582
School Facilities Construction RB Series 2015WW	5.25%	06/15/28 (b)	100,000	100,345
School Facilities Construction RB Series 2017DDD	5.00%	06/15/42 (a)(b)	55,000	57,573
School Facilities Construction RB Series 2021QQQ	4.00%	06/15/50 (b)	100,000	89,583
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/28	250,000	263,320
State Lease RB Series 2018A	5.00%	06/15/42 (b)	250,000	252,710
State Lease RB Series 2018A	5.00%	06/15/47 (b)	250,000	250,990
Transportation Bonds Series 2022A	5.00%	11/01/52 (b)	195,000	199,289
Transportation Refunding RB Series 2017B	5.00%	11/01/25 (c)	100,000	101,112
New Jersey Educational Facilities Auth
Higher Education RB Series 2016B	5.00%	09/01/36 (b)	160,000	162,455
RB (Princeton Univ) Series 2015D	4.00%	07/01/45 (b)	100,000	99,998
RB (Princeton Univ) Series 2022A	5.00%	03/01/27	125,000	130,501
RB (Princeton Univ) Series 2024A1	5.00%	03/01/43 (b)	280,000	303,599
RB (Princeton Univ) Series 2024B	4.00%	03/01/53 (b)	200,000	190,846
RB (Princeton Univ) Series 2024B	5.25%	03/01/54 (b)	200,000	216,163
Refunding RB (Princeton Univ) Series 2017B	5.00%	07/01/28 (b)	90,000	94,297
Refunding RB (Princeton Univ) Series 2024C	5.00%	03/01/27	30,000	31,320
Refunding RB (Princeton Univ) Series 2024C	5.00%	03/01/44 (b)	250,000	269,881
Refunding RB Series 2017B	5.00%	07/01/29 (b)	100,000	104,618
New Jersey Transportation Trust Fund Auth
Federal Highway Reimbursement Refunding RB Series 2018A	5.00%	06/15/30 (b)	75,000	76,291
Federal Highway Reimbursement Revenue Notes Series 2016A-1	5.00%	06/15/27 (b)	100,000	102,185
RB Series 2016A1	5.00%	06/15/28 (b)	220,000	224,642
RB Series 2016A1	4.10%	06/15/31 (b)	100,000	100,305
RB Series 2020AA	5.00%	06/15/50 (a)(b)	45,000	50,020
Refunding RB Series 2018A	5.00%	06/15/31 (b)	290,000	294,477
Transportation Bonds Series 2018A	5.00%	12/15/30 (b)	150,000	158,424
Transportation Bonds Series 2019BB	5.00%	06/15/33 (b)	200,000	209,577
Transportation Bonds Series 2019BB	3.25%	06/15/39 (b)	235,000	204,930
Transportation Bonds Series 2019BB	4.00%	06/15/50 (b)	160,000	143,988
Transportation Bonds Series 2019BB	5.00%	06/15/50 (a)(b)	145,000	156,333
Transportation Bonds Series 2020AA	4.00%	06/15/40 (b)	100,000	94,937

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation Bonds Series 2022BB	5.00%	06/15/36 (b)	45,000	48,157
Transportation Bonds Series 2022CC	5.00%	06/15/35 (b)	50,000	54,352
Transportation Bonds Series 2022CC	5.25%	06/15/41 (b)	100,000	106,802
Transportation Bonds Series 2022CC	5.00%	06/15/44 (b)	150,000	155,294
Transportation Bonds Series 2022CC	5.25%	06/15/46 (a)(b)	105,000	121,110
Transportation Bonds Series 2023AA	5.00%	06/15/34 (b)	35,000	38,428
Transportation Bonds Series 2023AA	5.00%	06/15/39 (b)	20,000	21,319
Transportation Bonds Series 2023BB	5.00%	06/15/35 (b)	120,000	131,598
Transportation Bonds Series 2023BB	5.00%	06/15/46 (b)	230,000	236,933
Transportation Bonds Series 2023BB	5.25%	06/15/50 (b)	200,000	208,788
Transportation Bonds Series 2024CC	5.00%	06/15/31	50,000	54,606
Transportation Bonds Series 2024CC	5.00%	06/15/35 (b)	500,000	552,947
Transportation Bonds Series 2024CC	5.00%	06/15/37 (b)	65,000	70,888
Transportation Bonds Series 2024CC	5.25%	06/15/55 (b)	335,000	349,864
Transportation Program Bonds Series 2014AA	4.25%	06/15/44 (b)	20,000	18,983
Transportation Program Bonds Series 2020AA	4.00%	06/15/35 (b)	220,000	219,240
Transportation Program Bonds Series 2020AA	4.00%	06/15/36 (b)	140,000	138,201
Transportation Program Bonds Series 2022BB	4.00%	06/15/50 (b)	250,000	224,982
Transportation Program Bonds Series 2022CC	5.00%	06/15/40 (b)	180,000	190,336
Transportation Program Bonds Series 2022CC	5.25%	06/15/46 (b)	210,000	219,494
Transportation Program Bonds Series 2023AA	5.00%	06/15/30	30,000	32,518
Transportation Program Bonds Series 2023AA	5.00%	06/15/37 (b)	25,000	26,970
Transportation Program Bonds Series 2024AA	4.00%	06/15/40 (b)	250,000	237,342
Transportation Program Bonds Series 2024CC	5.00%	06/15/32	250,000	274,526
Transportation Program Bonds Series 2024CC	5.00%	06/15/45 (b)	250,000	259,539
Transportation Program Bonds Series 2024CC	4.13%	06/15/55 (b)	100,000	89,676
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (b)	80,000	83,831
Transportation RB Series 2010A	0.00%	12/15/31 (b)(d)	210,000	165,149
Transportation RB Series 2018A	5.00%	12/15/27	275,000	289,037
Transportation RB Series 2019BB	3.50%	06/15/46 (b)	300,000	245,777
Transportation RB Series 2020AA	5.00%	06/15/38 (b)	200,000	210,207
Transportation RB Series 2020AA	4.00%	06/15/45 (b)	250,000	228,501
Transportation RB Series 2020AA	4.00%	06/15/50 (b)	175,000	157,487
Transportation RB Series 2020AA	5.00%	06/15/50 (b)	155,000	157,914
Transportation RB Series 2021A	5.00%	06/15/31	100,000	109,145
Transportation RB Series 2022CC	5.00%	06/15/48 (a)(b)	60,000	68,181
Transportation RB Series 2023AA	5.00%	06/15/40 (b)	1,015,000	1,075,746
Transportation RB Series 2024AA	5.00%	06/15/42 (b)	200,000	210,567
Transportation Refunding RB Series 2024A	5.00%	06/15/32	360,000	395,440
Transportation Refunding RB Series 2024A	5.00%	06/15/33	415,000	458,228
Transportation Refunding RB Series 2024A	5.00%	06/15/38 (b)	500,000	541,545
Transportation Refunding RB Series 2024AA	4.00%	06/15/42 (b)	500,000	463,074
Transportation System Bond Series 2009A	0.00%	12/15/32 (b)(d)	265,000	199,829
Transportation System Bonds Series 2006C	0.00%	12/15/26 (c)(d)	45,000	42,646
Transportation System Bonds Series 2006C	0.00%	12/15/28 (c)(d)	60,000	53,092
Transportation System Bonds Series 2006C	0.00%	12/15/29 (c)(d)	210,000	179,612
Transportation System Bonds Series 2006C	0.00%	12/15/30 (c)(d)	50,000	40,954
Transportation System Bonds Series 2006C	0.00%	12/15/32 (c)(d)	380,000	288,724
Transportation System Bonds Series 2006C	0.00%	12/15/34 (c)(d)	115,000	79,719
Transportation System Bonds Series 2008A	0.00%	12/15/28 (d)	110,000	97,335
Transportation System Bonds Series 2008A	0.00%	12/15/35 (d)	215,000	140,421

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation System Bonds Series 2008A	0.00%	12/15/36 (b)(d)	30,000	18,580
Transportation System Bonds Series 2008A	0.00%	12/15/38 (d)	185,000	103,166
Transportation System Bonds Series 2009A	0.00%	12/15/33 (d)	230,000	165,718
Transportation System Bonds Series 2009A	0.00%	12/15/34 (d)	170,000	116,729
Transportation System Bonds Series 2009A	0.00%	12/15/38 (b)(d)	300,000	167,297
Transportation System Bonds Series 2009A	0.00%	12/15/39 (d)	50,000	26,355
Transportation System Bonds Series 2010A	0.00%	12/15/29 (d)	125,000	106,517
Transportation System Bonds Series 2010A	0.00%	12/15/33 (d)	100,000	72,051
Transportation System Bonds Series 2010A	0.00%	12/15/34 (d)	85,000	58,365
Transportation System Bonds Series 2018A	5.00%	12/15/34 (b)	210,000	219,136
Transportation System Bonds Series 2019A	4.00%	12/15/39 (b)	65,000	62,083
Transportation System Bonds Series 2021A	5.00%	06/15/28	125,000	132,354
Transportation System Bonds Series 2021A	5.00%	06/15/29	10,000	10,725
Transportation System Bonds Series 2021A	5.00%	06/15/32 (b)	200,000	217,236
Transportation System Bonds Series 2021A	5.00%	06/15/33 (b)	100,000	107,856
Transportation System Bonds Series 2022A	4.00%	06/15/40 (b)	50,000	47,468
Transportation System Bonds Series 2022A	4.00%	06/15/41 (b)	100,000	93,668
Transportation System Bonds Series 2023A	4.25%	06/15/40 (b)	400,000	390,701
Transportation System Bonds Series 2023AA	5.00%	06/15/35 (b)	500,000	545,574
Transportation System Bonds Series 2024A	5.25%	06/15/39 (b)	115,000	126,203
Transportation System RB Series 2006C	0.00%	12/15/35 (c)(d)	35,000	22,859
Transportation System RB Series 2010A	0.00%	12/15/26 (d)	150,000	142,153
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	700,000	619,404
Transportation System RB Series 2010A	0.00%	12/15/40 (d)	280,000	139,655
Transportation System RB Series 2021A	4.00%	06/15/34 (b)	30,000	30,262
Transportation System RB Series 2021A	4.00%	06/15/35 (b)	215,000	214,258
New Jersey Turnpike Auth
Turnpike RB Series 2016A	5.00%	01/01/33 (b)	75,000	75,830
Turnpike RB Series 2017A	5.00%	01/01/30 (b)	85,000	87,565
Turnpike RB Series 2017A	5.00%	01/01/31 (b)	215,000	221,074
Turnpike RB Series 2017A	5.00%	01/01/33 (b)	60,000	61,558
Turnpike RB Series 2017A	5.00%	01/01/34 (b)	185,000	189,529
Turnpike RB Series 2017B	5.00%	01/01/28	100,000	105,688
Turnpike RB Series 2017B	5.00%	01/01/31 (b)	60,000	62,860
Turnpike RB Series 2017B	5.00%	01/01/33 (b)	55,000	57,406
Turnpike RB Series 2017B	4.00%	01/01/37 (b)	95,000	95,219
Turnpike RB Series 2017E	5.00%	01/01/29 (b)	95,000	100,054
Turnpike RB Series 2017E	5.00%	01/01/30 (b)	75,000	78,806
Turnpike RB Series 2017E	5.00%	01/01/31 (b)	45,000	47,145
Turnpike RB Series 2017G	4.00%	01/01/33 (b)	120,000	121,735
Turnpike RB Series 2017G	5.00%	01/01/35 (b)	50,000	51,998
Turnpike RB Series 2017G	5.00%	01/01/36 (b)	90,000	93,428
Turnpike RB Series 2017G	3.25%	01/01/38 (b)	200,000	178,845
Turnpike RB Series 2017G	4.00%	01/01/43 (b)	150,000	145,358
Turnpike RB Series 2019A	4.00%	01/01/48 (b)	155,000	143,759
Turnpike RB Series 2021A	4.00%	01/01/42 (b)	305,000	295,757
Turnpike RB Series 2021A	4.00%	01/01/51 (b)	100,000	93,501
Turnpike RB Series 2022B	5.00%	01/01/46 (b)	120,000	125,547
Turnpike RB Series 2022B	5.25%	01/01/52 (b)	150,000	158,537
Turnpike RB Series 2022C	5.00%	01/01/30	100,000	108,731
Turnpike RB Series 2024B	5.25%	01/01/49 (b)	125,000	133,900

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Turnpike RB Series 2024C	5.00%	01/01/44 (b)	400,000	426,948
Turnpike RB Series 2024C	5.00%	01/01/45 (b)	300,000	318,462
Turnpike RB Series D	5.00%	01/01/28	115,000	118,579
Turnpike Refunding RB Series 2005A	5.25%	01/01/27 (c)	115,000	119,822
Turnpike Refunding RB Series 2005A	5.25%	01/01/28 (c)	80,000	85,273
Turnpike Refunding RB Series 2005D3	5.25%	01/01/26 (c)	270,000	274,883
South Jersey Transportation Auth
Transportation System RB Series 2022A	4.63%	11/01/47 (b)	85,000	83,253
Transportation System RB Series 2022A	5.25%	11/01/52 (b)	200,000	204,611
				27,588,158
NEW MEXICO 0.2%
New Mexico
GO Bonds Series 2023	5.00%	03/01/32	30,000	33,525
Severance Tax Bonds Series 2021A	5.00%	07/01/29	150,000	162,386
Severance Tax Bonds Series 2021A	5.00%	07/01/30	100,000	109,355
Severance Tax Bonds Series 2021A	5.00%	07/01/31	120,000	132,460
Severance Tax Bonds Series 2022B	5.00%	07/01/28	35,000	37,350
Tax RB Series 2022B	5.00%	07/01/26	200,000	205,594
New Mexico Finance Auth
State Transportation Sub Lien RB Series 2021A	5.00%	06/15/28	50,000	53,319
State Transportation Sub Lien Refunding RB Series 2018A	5.00%	06/15/27	100,000	104,719
State Transportation Sub Lien Refunding RB Series 2018A	5.00%	06/15/28	25,000	26,660
Transportation Sub Lien RB Series 2021A	5.00%	06/15/29	65,000	70,349
				935,717
NEW YORK 25.2%
Battery Park City Auth
Sr RB Series 2019A	4.00%	11/01/44 (b)	100,000	94,153
Sr RB Series 2019A	5.00%	11/01/49 (b)	15,000	15,623
Sr RB Series 2023A	5.00%	11/01/48 (b)	325,000	346,220
Sr RB Series 2023A	5.00%	11/01/53 (b)	55,000	58,141
Sr RB Series 2023B	5.00%	11/01/25	25,000	25,343
Sr RB Series 2023B	5.00%	11/01/27	30,000	31,873
Sr RB Series 2023B	5.00%	11/01/29	230,000	253,270
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/29 (b)	55,000	57,208
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/31 (b)	115,000	118,981
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/32 (b)	60,000	61,949
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/34 (b)	60,000	61,710
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/35 (b)	50,000	51,368
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/36 (b)	290,000	291,455
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/42 (b)	220,000	224,359
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/44 (b)	350,000	326,679
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/47 (b)(c)	230,000	210,033
RB Fiscal 2017 Series A	5.00%	02/15/26	35,000	35,690
RB Fiscal 2017 Series A	5.00%	02/15/37 (b)	55,000	56,359
Long Island Power Auth
Electric System General RB Series 2000A	0.00%	06/01/28 (c)(d)	70,000	62,649
Electric System General RB Series 2016B	5.00%	09/01/30 (b)	40,000	41,102
Electric System General RB Series 2017	5.00%	09/01/42 (b)	25,000	25,622

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Electric System General RB Series 2021A	4.00%	09/01/33 (b)	75,000	77,947
Electric System General RB Series 2024A	5.00%	09/01/49 (b)	250,000	259,744
Electric System RB Series 2016B	5.00%	09/01/36 (b)	180,000	184,278
Electric System RB Series 2016B	5.00%	09/01/41 (b)	250,000	254,828
Electric System RB Series 2018	5.00%	09/01/33 (b)	150,000	158,075
Electric System RB Series 2018	5.00%	09/01/35 (b)	150,000	157,295
Electric System RB Series 2018	5.00%	09/01/38 (b)	120,000	125,096
Electric System RB Series 2018	5.00%	09/01/39 (b)	365,000	379,844
Electric System RB Series 2023E	5.00%	09/01/53 (b)	100,000	103,268
Electric System RB Series 2024A	5.00%	09/01/36 (b)	30,000	33,714
Electric System RB Series 2024A	5.00%	09/01/44 (b)	25,000	26,309
Electric System RB Series 2024A	5.00%	09/01/54 (b)	100,000	103,492
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B1	5.00%	11/15/51 (b)	100,000	101,001
Dedicated Tax Fund Bonds Series 2017A	5.00%	11/15/35 (b)	365,000	375,165
Dedicated Tax Fund Bonds Series 2017B1	4.00%	11/15/52 (b)	150,000	136,225
Dedicated Tax Fund Bonds Series 2022A	4.00%	11/15/51 (b)	250,000	228,127
Dedicated Tax Fund Bonds Series 2024A	4.00%	11/15/51 (b)	100,000	91,251
Dedicated Tax Fund Bonds Series 2024B1	5.00%	11/15/52 (b)	200,000	208,212
Dedicated Tax Fund Refunding Bonds Series 2012A	0.00%	11/15/30 (d)	150,000	122,648
Dedicated Tax Fund Refunding Bonds Series 2016A	5.00%	11/15/25	100,000	101,440
Dedicated Tax Fund Refunding Bonds Series 2016A	5.25%	11/15/27 (b)	200,000	206,906
Dedicated Tax Fund Refunding Bonds Series 2016A	5.25%	11/15/31 (b)	255,000	262,212
Dedicated Tax Fund Refunding Bonds Series 2024B2	5.00%	11/15/46 (b)	175,000	183,923
RB Series 2020A1	4.00%	11/15/52 (b)	100,000	87,163
RB Series 2024H	3.63%	11/15/37 (b)	75,000	63,375
Refunding RB Series 2017B	5.00%	11/15/27	205,000	215,471
Refunding RB Series 2017C2	0.00%	11/15/40 (d)	405,000	194,263
Refunding RB Series 25A	5.00%	11/15/32	300,000	331,751
Transportation RB Series 2013B	4.00%	11/15/43 (b)	210,000	187,197
Transportation RB Series 2013C	4.00%	11/15/43 (b)	35,000	31,253
Transportation RB Series 2015A1	5.00%	11/15/40 (b)	500,000	501,225
Transportation RB Series 2015A1	5.00%	11/15/45 (b)	175,000	175,429
Transportation RB Series 2015B	4.00%	11/15/45 (b)	120,000	104,824
Transportation RB Series 20162A	4.00%	11/15/38 (b)	100,000	97,727
Transportation RB Series 2016A1	5.25%	11/15/56 (b)	250,000	250,970
Transportation RB Series 2019C	5.00%	11/15/40 (b)	175,000	181,052
Transportation RB Series 2020A1	4.00%	11/15/54 (b)(c)	25,000	21,768
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	500,000	501,793
Transportation RB Series 2020C1	5.00%	11/15/50 (b)	25,000	25,177
Transportation RB Series 2020C1	5.25%	11/15/55 (b)	150,000	153,194
Transportation RB Series 2020D	5.00%	11/15/44 (b)	100,000	102,088
Transportation RB Series 2020D	4.00%	11/15/49 (b)	200,000	176,270
Transportation Refunding RB Series 2015C1	5.00%	11/15/35 (b)	35,000	35,174
Transportation Refunding RB Series 2016A2	5.00%	11/15/25	145,000	146,664
Transportation Refunding RB Series 2016B	4.00%	11/15/36 (b)	75,000	74,394
Transportation Refunding RB Series 2016B	5.00%	11/15/37 (b)	100,000	101,269
Transportation Refunding RB Series 2016D	5.00%	11/15/31 (b)	205,000	209,768
Transportation Refunding RB Series 2017B	5.00%	11/15/25	100,000	101,148
Transportation Refunding RB Series 2017C	5.00%	11/15/26	135,000	139,492
Transportation Refunding RB Series 2017C1	5.00%	11/15/25	200,000	202,296

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation Refunding RB Series 2017C1	5.00%	11/15/28 (b)	145,000	153,125
Transportation Refunding RB Series 2017C1	5.00%	11/15/29 (b)	150,000	157,619
Transportation Refunding RB Series 2017C1	5.00%	11/15/30 (b)	150,000	157,214
Transportation Refunding RB Series 2017C1	5.00%	11/15/34 (b)	200,000	207,446
Transportation Refunding RB Series 2017C1	3.25%	11/15/36 (b)	65,000	55,372
Transportation Refunding RB Series 2017C1	4.00%	11/15/37 (b)	95,000	92,699
Transportation Refunding RB Series 2017C1	4.00%	11/15/38 (b)	250,000	240,451
Transportation Refunding RB Series 2017C2	0.00%	11/15/27 (d)	100,000	91,492
Transportation Refunding RB Series 2017C2	0.00%	11/15/29 (d)	155,000	131,350
Transportation Refunding RB Series 2017C2	0.00%	11/15/33 (d)	300,000	212,945
Transportation Refunding RB Series 2017C2	0.00%	11/15/39 (d)	45,000	22,830
Transportation Refunding RB Series 2017D	5.00%	11/15/30 (b)	60,000	62,886
Transportation Refunding RB Series 2017D	5.00%	11/15/32 (b)	250,000	260,683
Transportation Refunding RB Series 2017D	4.00%	11/15/42 (b)	355,000	321,897
Transportation Refunding RB Series 2017D	4.00%	11/15/46 (b)	135,000	118,205
Transportation Refunding RB Series 2018B	5.00%	11/15/27	20,000	21,022
Transportation Refunding RB Series 2020E	4.00%	11/15/45 (b)	70,000	63,002
Transportation Refunding RB Series 2024A	5.00%	11/15/33	90,000	99,935
Transportation Refunding RB Series 2024A	5.00%	11/15/36 (b)	100,000	108,470
Transportation Refunding RB Series 2024A	5.00%	11/15/37 (b)	240,000	260,293
Transportation Refunding RB Series 2024A	5.00%	11/15/44 (b)	350,000	361,014
Transportation Refunding RB Series 2024A	5.50%	11/15/47 (b)	250,000	264,694
Transportation Refunding RB Series 2024A	4.00%	11/15/48 (b)(c)	500,000	453,782
Transportation Refunding RB Series 2024B	5.00%	11/15/30	400,000	436,699
Transportation Refunding RB Series 2024B	5.00%	11/15/39 (b)	100,000	106,560
Transportation Refunding RB Series 2025A	4.63%	11/15/50 (b)	750,000	724,214
Transportation Refunding RB Series 2025A	5.25%	11/15/55 (b)	100,000	104,015
Monroe Cnty IDA
RB (Univ of Rochester) Series 2017C	4.00%	07/01/43 (b)	90,000	86,544
RB (Univ of Rochester) Series 2023A	5.00%	07/01/53 (b)	100,000	105,214
RB Series 2020A	4.00%	07/01/50 (b)	210,000	190,893
MTA Hudson Rail Yards
RB Series 2016A	5.00%	11/15/56 (b)	200,000	198,883
Nassau Cnty
GO Bonds Series 2023A	4.00%	04/01/53 (b)	100,000	92,947
GO Refunding Bonds Series 2017C	5.00%	10/01/26	95,000	98,374
GO Refunding Bonds Series 2017C	5.00%	10/01/27	50,000	52,904
Nassau Cnty Interim Finance Auth
Sales Tax RB Series 2021A	4.00%	11/15/34 (b)	130,000	136,377
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/31 (b)	210,000	235,571
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/35 (b)	35,000	38,614
New York City
GO Bonds Fiscal 2008 Series L5	5.00%	04/01/33 (b)	140,000	152,710
GO Bonds Fiscal 2012 Series D-3A	3.60%	10/01/39 (b)(c)(f)	1,100,000	1,100,000
GO Bonds Fiscal 20121Series A1	5.00%	08/01/28	160,000	170,763
GO Bonds Fiscal 2013 Series F1	5.00%	08/01/30	100,000	109,411
GO Bonds Fiscal 2015 Series F1	3.50%	06/01/33 (b)	185,000	178,951
GO Bonds Fiscal 2016 Series C	5.00%	08/01/26 (b)	45,000	45,738
GO Bonds Fiscal 2016 Series C	5.00%	08/01/31 (b)	150,000	152,022
GO Bonds Fiscal 2016 Series C	3.00%	08/01/34 (b)	210,000	193,612
GO Bonds Fiscal 2016 Series E	5.00%	08/01/28 (b)	150,000	153,680

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2017 Series A1	5.00%	08/01/33 (b)	150,000	152,891
GO Bonds Fiscal 2017 Series A1	4.00%	08/01/34 (b)	105,000	105,225
GO Bonds Fiscal 2017 Series A1	4.00%	08/01/35 (b)	175,000	175,103
GO Bonds Fiscal 2017 Series A1	5.00%	08/01/38 (b)	25,000	25,377
GO Bonds Fiscal 2017 Series B	4.00%	12/01/43 (b)	100,000	92,840
Go Bonds Fiscal 2017 Series B1	5.00%	12/01/41 (b)	150,000	152,054
GO Bonds Fiscal 2017 Series B1	5.00%	12/01/29 (b)	40,000	41,146
GO Bonds Fiscal 2017 Series B1	5.00%	12/01/38 (b)	25,000	25,464
Go Bonds Fiscal 2017 Series C	5.00%	08/01/27 (b)	20,000	20,740
Go Bonds Fiscal 2017 Series C	5.00%	08/01/28 (b)	75,000	77,710
GO Bonds Fiscal 2018 Series 1	5.00%	08/01/28 (b)	105,000	109,795
GO Bonds Fiscal 2018 Series A	5.00%	08/01/27	95,000	99,683
GO Bonds Fiscal 2018 Series B1	5.25%	10/01/33 (b)	150,000	156,870
GO Bonds Fiscal 2018 Series B1	3.00%	10/01/34 (b)	100,000	92,214
GO Bonds Fiscal 2018 Series B1	5.00%	10/01/37 (b)	220,000	226,781
GO Bonds Fiscal 2018 Series B1	5.00%	10/01/38 (b)	75,000	77,215
GO Bonds Fiscal 2018 Series C	5.00%	08/01/29 (b)	170,000	178,763
Go Bonds Fiscal 2018 Series E1	5.00%	03/01/40 (b)	50,000	51,378
GO Bonds Fiscal 2018 Series E1	5.25%	03/01/35 (b)	500,000	522,794
GO Bonds Fiscal 2018 Series E1	3.63%	03/01/45 (b)	70,000	60,017
GO Bonds Fiscal 2018 Series F	5.00%	04/01/40 (b)	165,000	169,675
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/34 (b)	25,000	26,057
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/35 (b)	200,000	207,921
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/36 (b)	25,000	25,928
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/37 (b)	175,000	181,045
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/39 (b)	25,000	25,765
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/43 (b)	125,000	127,711
GO Bonds Fiscal 2018 Series F1	3.50%	04/01/46 (b)	55,000	46,094
GO Bonds Fiscal 2019 Series A	5.00%	08/01/26	160,000	164,617
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/33 (b)	90,000	94,705
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/39 (b)	150,000	155,222
GO Bonds Fiscal 2019 Series E	5.00%	08/01/25	150,000	151,125
GO Bonds Fiscal 2019 Series E	5.00%	08/01/27	110,000	115,422
GO Bonds Fiscal 2019 Series E	5.00%	08/01/31 (b)	75,000	79,689
GO Bonds Fiscal 2020 Series A1	5.00%	08/01/35 (b)	100,000	105,604
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/37 (b)	150,000	149,669
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/38 (b)	75,000	74,088
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/40 (b)	150,000	145,331
GO Bonds Fiscal 2020 Series A1	3.00%	08/01/45 (b)	50,000	37,450
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/33 (b)	45,000	47,931
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/34 (b)	225,000	238,804
GO Bonds Fiscal 2020 Series B1	4.00%	10/01/37 (b)	50,000	49,816
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/43 (b)	105,000	107,880
GO Bonds Fiscal 2020 Series B1	3.00%	10/01/44 (b)	80,000	60,749
GO Bonds Fiscal 2020 Series C	5.00%	08/01/34 (b)	75,000	80,690
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/25	200,000	201,500
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/28	130,000	138,745
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	250,000	273,527
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/32 (b)	140,000	151,837
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/33 (b)	150,000	162,040
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/36 (b)	30,000	30,219

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2020 Series D1	5.00%	03/01/37 (b)	50,000	52,864
GO Bonds Fiscal 2020 Series D1	5.00%	03/01/40 (b)	30,000	31,410
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/50 (b)	500,000	455,494
GO Bonds Fiscal 2021 Series 1	5.00%	04/01/31	75,000	82,621
GO Bonds Fiscal 2021 Series A1	5.00%	08/01/29	465,000	502,617
GO Bonds Fiscal 2021 Series A1	5.00%	08/01/30	65,000	71,117
GO Bonds Fiscal 2021 Series A1	5.00%	08/01/31 (b)	100,000	108,905
GO Bonds Fiscal 2021 Series C	5.00%	08/01/27	190,000	199,366
GO Bonds Fiscal 2021 Series C	5.00%	08/01/31 (b)	165,000	179,694
GO Bonds Fiscal 2021 Series C	5.00%	08/01/33 (b)	275,000	297,073
GO Bonds Fiscal 2021 Series C	4.00%	08/01/37 (b)	300,000	298,185
GO Bonds Fiscal 2021 Series C	4.00%	08/01/40 (b)	175,000	170,514
GO Bonds Fiscal 2021 Series C	4.00%	08/01/41 (b)	10,000	9,543
GO Bonds Fiscal 2021 Series C	5.00%	08/01/42 (b)	75,000	77,982
GO Bonds Fiscal 2021 Series F	3.00%	03/01/51 (b)	200,000	142,107
GO Bonds Fiscal 2021 Series F1	5.00%	03/01/27	15,000	15,600
GO Bonds Fiscal 2021 Series F1	3.00%	03/01/35 (b)	100,000	91,777
GO Bonds Fiscal 2021 Series F1	5.00%	03/01/36 (b)	135,000	145,174
GO Bonds Fiscal 2021 Series F1	3.00%	03/01/41 (b)	150,000	122,197
GO Bonds Fiscal 2021 Series F1	5.00%	03/01/42 (b)	35,000	36,583
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (b)	100,000	92,030
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/34 (b)	30,000	30,758
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (b)	15,000	14,818
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/41 (b)	50,000	48,324
GO Bonds Fiscal 2022 Series A1	5.00%	08/01/47 (b)	455,000	469,172
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/50 (b)	200,000	182,076
GO Bonds Fiscal 2022 Series B1	5.00%	08/01/31	200,000	221,074
GO Bonds Fiscal 2022 Series D3	3.60%	05/01/52 (b)(c)(f)	1,030,000	1,030,000
GO Bonds Fiscal 2023 Series 1	5.00%	08/01/28	100,000	106,727
GO Bonds Fiscal 2023 Series A	5.00%	09/01/26	315,000	324,645
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/25	265,000	267,449
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/42 (b)	150,000	158,261
GO Bonds Fiscal 2023 Series A1	4.00%	09/01/46 (b)	35,000	32,676
GO Bonds Fiscal 2023 Series A4	3.55%	09/01/49 (b)(c)(f)	635,000	635,000
GO Bonds Fiscal 2023 Series B1	5.00%	10/01/28	20,000	21,401
GO Bonds Fiscal 2023 Series B1	5.00%	10/01/30	30,000	32,887
GO Bonds Fiscal 2023 Series B1	5.00%	10/01/32	50,000	55,636
GO Bonds Fiscal 2023 Series B1	5.00%	10/01/35 (b)	250,000	273,974
GO Bonds Fiscal 2023 Series B1	5.00%	10/01/36 (b)	100,000	108,950
GO Bonds Fiscal 2023 Series B1	5.25%	10/01/40 (b)	30,000	32,635
GO Bonds Fiscal 2023 Series B1	5.25%	10/01/42 (b)	50,000	53,614
GO Bonds Fiscal 2023 Series B1	5.25%	10/01/43 (b)	170,000	181,352
GO Bonds Fiscal 2023 Series B1	5.25%	10/01/47 (b)	10,000	10,525
GO Bonds Fiscal 2023 Series C	5.00%	08/01/26	35,000	36,010
GO Bonds Fiscal 2023 Series C	5.00%	08/01/27	160,000	167,887
GO Bonds Fiscal 2023 Series D	5.00%	08/01/25	35,000	35,262
GO Bonds Fiscal 2023 Series E	5.00%	04/01/35 (b)	120,000	132,505
GO Bonds Fiscal 2023 Series E	5.25%	04/01/44 (b)	200,000	213,255
GO Bonds Fiscal 2023 Series E1	5.25%	04/01/47 (b)	100,000	105,546
Go Bonds Fiscal 2023 Series F1	5.00%	08/01/37 (b)	110,000	119,902
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/27	25,000	26,232

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/28	75,000	80,045
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/33	75,000	83,968
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/35 (b)	120,000	132,719
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/36 (b)	50,000	54,956
GO Bonds Fiscal 2024 Series A	5.00%	08/01/42 (b)	30,000	31,823
GO Bonds Fiscal 2024 Series A	5.00%	08/01/48 (b)	250,000	259,498
GO Bonds Fiscal 2024 Series A	5.00%	08/01/51 (b)	100,000	103,357
GO Bonds Fiscal 2024 Series A	4.13%	08/01/53 (b)	250,000	232,686
GO Bonds Fiscal 2024 Series C	4.00%	03/01/41 (b)	25,000	24,177
GO Bonds Fiscal 2024 Series C	5.25%	03/01/49 (b)	200,000	211,544
GO Bonds Fiscal 2024 Series D	5.00%	04/01/38 (b)	250,000	273,600
GO Bonds Fiscal 2024 Series D	5.00%	04/01/40 (b)	35,000	37,848
GO Bonds Fiscal 2024 Series D	4.00%	04/01/41 (b)	100,000	96,701
GO Bonds Fiscal 2024 Series D	5.25%	04/01/54 (b)	30,000	31,592
GO Bonds Fiscal 2025 Series A	5.00%	08/01/27	55,000	57,711
GO Bonds Fiscal 2025 Series A	5.00%	08/01/35 (b)	150,000	167,514
GO Bonds Fiscal 2025 Series A	5.00%	08/01/36 (b)	250,000	277,288
Go Bonds Fiscal 2025 Series C1	5.00%	09/01/42 (b)	500,000	533,645
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/31	250,000	276,576
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/40 (b)	185,000	200,623
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/41 (b)	250,000	268,897
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/44 (b)	35,000	36,925
GO Bonds Fiscal 2025 Series C1	5.25%	09/01/46 (b)	250,000	266,520
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/47 (b)	120,000	125,220
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/48 (b)	250,000	260,503
GO Bonds Fiscal 2025 Series C1	5.25%	09/01/50 (b)	400,000	423,728
GO Bonds Series 2016A	5.00%	08/01/26 (b)	135,000	135,886
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series BB	4.00%	06/15/47 (b)	125,000	113,270
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF	3.50%	06/15/37 (b)	75,000	71,127
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series GG	5.00%	06/15/31 (b)	45,000	45,206
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series GG	5.00%	06/15/39 (b)	100,000	100,204
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series HH	5.00%	06/15/27 (b)	45,000	45,206
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series BB1	4.00%	06/15/46 (b)	50,000	46,677
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series BB1	5.00%	06/15/46 (b)	55,000	55,252
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series CC1	4.00%	06/15/33 (b)	100,000	100,858
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series CC1	4.00%	06/15/37 (b)	35,000	35,090
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series CC1	4.00%	06/15/38 (b)	25,000	25,028
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series AA	3.00%	06/15/46 (b)	150,000	112,447
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series AA	4.00%	06/15/46 (b)	50,000	46,677
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/33 (b)	105,000	108,748
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/36 (b)	225,000	232,403
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/37 (b)	250,000	257,899
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series AA	3.00%	06/15/37 (b)	100,000	88,881
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series BB1	3.38%	06/15/45 (b)	300,000	246,620
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series BB2	5.00%	06/15/29 (b)	30,000	31,253
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1	3.63%	06/15/48 (b)	325,000	270,152
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD2	5.00%	06/15/40 (b)	50,000	51,481
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series EE	5.00%	06/15/35 (b)	10,000	10,100
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/36 (b)	25,000	25,251
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series FF2	5.00%	06/15/38 (b)	225,000	236,535

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series AA	5.00%	06/15/32 (b)	55,000	59,366
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series BB1	5.00%	06/15/49 (b)	35,000	36,103
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series CC1	4.00%	06/15/49 (b)	35,000	31,653
Water & Sewer system 2nd General Resolution RB Fiscal 2020 Series DD3	4.00%	06/15/42 (b)	295,000	285,665
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series EE	5.00%	06/15/41 (b)	35,000	36,694
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series FF	5.00%	06/15/25	100,000	100,478
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series FF	5.00%	06/15/27	100,000	104,960
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series GG-1	5.00%	06/15/48 (b)	195,000	200,903
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series GG2	5.00%	06/15/29 (b)	95,000	99,654
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series AA2	5.00%	06/15/32 (b)	100,000	109,917
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series DD	5.00%	06/15/25	25,000	25,120
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series DD	5.00%	06/15/29	100,000	108,559
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series DD	5.00%	06/15/33 (b)	25,000	27,569
Water & Sewer System 2nd General Resolution RB Fiscal 2022 Series EE	5.00%	06/15/45 (b)	50,000	51,413
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series AA3	5.00%	06/15/47 (b)	240,000	250,849
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series DD	5.00%	06/15/35 (b)	200,000	229,225
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series DD	4.13%	06/15/46 (b)	25,000	23,699
Water & Sewer System 2nd General Resolution RB Fiscal 2023 Series DD	5.00%	06/15/46 (b)	30,000	31,457
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series AA3	5.00%	06/15/34	30,000	34,249
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/35 (b)	185,000	212,033
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/35 (b)	100,000	112,275
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/36 (b)	105,000	117,311
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/39 (b)	95,000	104,208
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1	5.25%	06/15/54 (b)	540,000	573,324
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC2	5.00%	06/15/46 (b)	100,000	105,305
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1	5.00%	06/15/51 (b)	300,000	314,528
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1	5.25%	06/15/53 (b)	250,000	266,365
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1	4.00%	06/15/54 (b)	250,000	230,253
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA2	5.00%	06/15/48 (b)	325,000	342,388
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB	5.00%	06/15/48 (b)	300,000	316,711
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB	5.25%	06/15/55 (b)	400,000	426,495
Water & Sewer System 2nd General Resolution RB Fiscal 2025AA2	5.00%	06/15/49 (b)	250,000	262,983
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC	3.75%	06/15/47 (b)	100,000	84,480
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series AA	4.00%	06/15/44 (b)	80,000	75,564
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4	3.60%	06/15/50 (b)(c)(f)	585,000	585,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series CC	4.00%	06/15/45 (b)	135,000	125,701
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series FF	5.00%	06/15/39 (b)	95,000	95,200
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series GG	5.00%	06/15/37 (b)	100,000	100,246
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series HH	5.00%	06/15/39 (b)	50,000	50,106
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1	4.00%	06/15/46 (b)	200,000	188,549
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD	5.00%	06/15/47 (b)	115,000	117,024
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series CC1	4.00%	06/15/37 (b)	40,000	40,111
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series CC1	4.00%	06/15/48 (b)	150,000	139,057
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD2	5.00%	06/15/32 (b)	150,000	156,525
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series EE	5.00%	06/15/40 (b)	120,000	123,584
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series FF	5.00%	06/15/34 (b)	65,000	68,348
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2	5.00%	06/15/40 (b)	350,000	365,728
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	5.00%	06/15/34 (b)	210,000	223,714
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/41 (b)	100,000	98,070
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	4.00%	06/15/40 (b)	500,000	495,752
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	5.00%	06/15/40 (b)	200,000	209,965

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series EE	5.00%	06/15/31	100,000	111,406
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series FF	5.00%	06/15/41 (b)	155,000	162,501
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series GG1	4.00%	06/15/50 (b)	100,000	90,399
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	5.00%	06/15/29	100,000	108,559
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	4.00%	06/15/50 (b)	210,000	191,472
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	3.00%	06/15/40 (b)	150,000	123,733
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	4.00%	06/15/42 (b)	310,000	300,112
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series BB1	4.00%	06/15/50 (b)	200,000	182,354
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC2	5.00%	06/15/28 (b)	190,000	196,780
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/26	410,000	421,960
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/31	135,000	150,398
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	3.50%	06/15/48 (b)	115,000	94,696
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	5.00%	06/15/48 (b)	300,000	311,069
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	4.00%	06/15/51 (b)	100,000	91,041
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	5.00%	06/15/44 (b)	325,000	340,475
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	4.00%	06/15/45 (b)	250,000	233,146
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1	4.00%	06/15/52 (b)	200,000	182,239
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series EE	5.00%	06/15/28	125,000	133,536
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1	5.25%	06/15/52 (b)	230,000	242,640
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD	5.00%	06/15/34 (b)	120,000	134,922
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/34	95,000	108,457
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/36	130,000	149,110
Water & Sewer System 2nd Resolution RB Fiscal 2025 Series CC	5.00%	06/15/39 (b)(e)	250,000	276,498
Water & Sewer System 2nd Resolution RB Fiscal 2025Series CC	5.00%	06/15/31 (e)	250,000	278,410
Water & Sewer System RB Fiscal 2010 Series CC	3.55%	06/15/41 (b)(c)(f)	200,000	200,000
Water & Sewer System RB Fiscal 2016 Series A	4.50%	06/15/32 (b)	100,000	101,360
Water & Sewer System RB Fiscal 2016 Series A	3.00%	06/15/36 (b)	130,000	117,802
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/33 (b)	25,000	25,058
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/40 (b)	100,000	100,207
Building Aid RB Fiscal 2015 Series S2	5.00%	07/15/32 (b)	40,000	40,207
Building Aid RB Fiscal 2015 Series S2	5.00%	07/15/40 (b)	250,000	250,937
Building Aid RB Fiscal 2016 Series S1	5.00%	07/15/31 (b)	60,000	60,813
Building Aid RB Fiscal 2016 Series S1	5.00%	07/15/37 (b)	30,000	30,355
Building Aid RB Fiscal 2016 Series S1	4.00%	07/15/40 (b)	100,000	94,495
Building Aid RB Fiscal 2016 Series S1	5.00%	07/15/43 (b)	115,000	116,163
Building Aid RB Fiscal 2018 Series S1	5.00%	07/15/25 (a)	100,000	100,664
Building Aid RB Fiscal 2018 Series S1	4.00%	07/15/36 (b)	150,000	149,330
Building Aid RB Fiscal 2018 Series S4	5.00%	07/15/34 (b)(c)	75,000	78,368
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/27 (c)	225,000	236,968
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/29 (b)(c)	95,000	101,013
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/32 (b)(c)	70,000	73,507
Building Aid RB Fiscal 2019 Series S1	3.50%	07/15/47 (b)(c)	375,000	313,704
Building Aid RB Fiscal 2019 Series S2A	5.00%	07/15/28 (c)	100,000	107,368
Building Aid RB Fiscal 2019 Series S2A	5.00%	07/15/32 (b)(c)	200,000	210,021
Building Aid RB Fiscal 2019 Series S2A	5.00%	07/15/35 (b)(c)	175,000	182,374
Building Aid RB Fiscal 2019 Series S2A	4.00%	07/15/37 (b)(c)	250,000	248,685
Building Aid RB Fiscal 2019 Series S-2A	5.00%	07/15/34 (b)(c)	100,000	104,491
Building Aid RB Fiscal 2019 Series S3	5.00%	07/15/37 (b)(c)	120,000	124,551
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/25 (c)	25,000	25,151
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/27 (c)	55,000	57,913

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/28 (c)	20,000	21,474
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/32 (b)(c)	115,000	120,762
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/33 (b)(c)	50,000	52,371
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/34 (b)(c)	100,000	104,491
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	140,000	145,899
Building Aid RB Fiscal 2019 Series S3A	4.00%	07/15/38 (b)(c)	200,000	196,773
Building Aid RB Fiscal 2022 Series S1	4.00%	07/15/34 (b)(c)	100,000	102,782
Building Aid RB Fiscal 2022 Series S1A	5.00%	07/15/29 (c)	30,000	32,735
Building Aid RB Fiscal 2022 Series S1A	5.00%	07/15/32 (b)(c)	50,000	55,534
Building Aid RB Fiscal 2022 Series S1A	5.00%	07/15/33 (b)(c)	220,000	243,285
Building Aid RB Fiscal 2022 Series S1A	4.00%	07/15/37 (b)(c)	30,000	30,141
Building Aid RB Fiscal 2023 Series S1	5.00%	07/15/30 (c)	35,000	38,742
Building Aid RB Fiscal 2023 Series S1A	5.00%	07/15/28 (c)	20,000	21,474
Building Aid RB Fiscal 2023 Series S1A	5.00%	07/15/32 (c)	15,000	16,986
Building Aid RB Fiscal 2023 Series S1A	5.00%	07/15/33 (b)(c)	20,000	22,417
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/28 (b)	25,000	25,980
Future Tax Secured Bonds Fiscal 2020 Series B1	4.00%	11/01/40 (b)	790,000	761,846
Future Tax Secured Bonds Fiscal 2021 Series D	5.00%	11/01/36 (b)	200,000	213,732
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/25 (b)	200,000	200,351
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/26 (b)	90,000	90,158
Future Tax Secured Sub Bonds Fiscal 2016 Series A1	5.00%	08/01/31 (b)	75,000	75,406
Future Tax Secured Sub Bonds Fiscal 2016 Series A1	5.00%	08/01/34 (b)	45,000	45,198
Future Tax Secured Sub Bonds Fiscal 2016 Series B1	3.00%	11/01/30 (b)	15,000	14,673
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/29 (b)	40,000	40,619
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	3.00%	02/01/33 (b)	185,000	179,584
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/38 (b)	35,000	35,388
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/39 (b)	50,000	50,509
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/40 (b)	25,000	25,234
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	5.00%	02/01/29 (b)	25,000	25,387
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/35 (b)	95,000	88,910
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	4.00%	02/01/36 (b)	255,000	255,185
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/39 (b)	100,000	84,665
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.25%	02/01/42 (b)	210,000	175,059
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/29 (b)	165,000	168,305
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/30 (b)	250,000	251,735
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/32 (b)	125,000	127,102
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/34 (b)	150,000	152,282
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/36 (b)	150,000	150,107
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/37 (b)	25,000	25,364
Future Tax Secured Sub Bonds Fiscal 2017 Series B1	5.00%	08/01/29 (b)	25,000	25,611
Future Tax Secured Sub Bonds Fiscal 2017 Series B1	4.00%	08/01/35 (b)	30,000	30,054
Future Tax Secured Sub Bonds Fiscal 2017 Series B1	4.00%	08/01/37 (b)	250,000	248,488
Future Tax Secured Sub Bonds Fiscal 2017 Series B1	5.00%	08/01/40 (b)	25,000	25,369
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/25	300,000	303,885
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/30 (b)	130,000	134,751
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/31 (b)	25,000	25,866
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/32 (b)	65,000	66,937
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/34 (b)	90,000	92,413
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	5.00%	05/01/42 (b)	175,000	178,549
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	3.25%	05/01/43 (b)	105,000	87,574
Future Tax Secured Sub Bonds Fiscal 2017F	4.00%	05/01/37 (b)	155,000	155,021

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/34 (b)	100,000	103,290
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/35 (b)	85,000	87,680
Future Tax Secured Sub Bonds Fiscal 2018 Series A3	5.00%	08/01/40 (b)	80,000	82,039
Future Tax Secured Sub Bonds Fiscal 2018 Series A3	4.00%	08/01/42 (b)	150,000	141,601
Future Tax Secured Sub Bonds Fiscal 2018 Series B1	5.00%	08/01/31 (b)	100,000	103,826
Future Tax Secured Sub Bonds Fiscal 2018 Series B1	5.00%	08/01/45 (b)	70,000	71,283
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/33 (b)	135,000	141,703
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/34 (b)	45,000	47,128
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/40 (b)	110,000	113,528
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/25	150,000	151,090
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/34 (b)	250,000	261,741
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/36 (b)	40,000	41,660
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.25%	08/01/37 (b)	200,000	209,335
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/36 (b)	100,000	100,569
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/37 (b)	70,000	70,016
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/39 (b)	250,000	243,704
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/42 (b)	60,000	56,340
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/35 (b)	25,000	26,335
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (b)	350,000	364,285
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/40 (b)	65,000	67,481
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/43 (b)	170,000	158,856
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/44 (b)	150,000	138,620
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	3.00%	05/01/45 (b)	250,000	193,340
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	4.00%	11/01/45 (b)	200,000	183,031
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	3.00%	11/01/47 (b)	150,000	113,237
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	5.00%	05/01/35 (b)	200,000	214,966
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	4.00%	05/01/38 (b)	130,000	129,194
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	4.00%	05/01/45 (b)	285,000	264,287
Future Tax Secured Sub Bonds Fiscal 2021 Series 1	5.00%	11/01/27	15,000	15,821
Future Tax Secured Sub Bonds Fiscal 2021 Series 1	5.00%	11/01/28	185,000	198,268
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25 (a)	10,000	10,128
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25	85,000	86,101
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/27	100,000	105,473
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/33 (b)	150,000	162,555
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	5.00%	05/01/31 (b)	50,000	54,768
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/40 (b)	35,000	34,161
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/41 (b)	200,000	193,643
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/42 (b)	250,000	238,077
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/43 (b)	200,000	189,138
Future Tax Secured Sub Bonds Fiscal 2021 Series D1	4.00%	11/01/35 (b)	90,000	91,452
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/40 (b)	10,000	9,758
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/41 (b)	25,000	24,225
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/46 (b)	35,000	32,273
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/49 (b)	255,000	233,266
Future Tax Secured Sub Bonds Fiscal 2021 Series F	5.00%	11/01/26	200,000	206,755
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/27	100,000	105,473
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/29	150,000	162,879
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/30	35,000	38,422
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/31 (b)	25,000	27,589
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/32 (b)	180,000	197,635
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/33 (b)	190,000	207,125

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	4.00%	11/01/37 (b)	200,000	200,345
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/28	100,000	107,172
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/30	45,000	49,400
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/32 (b)	200,000	221,042
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	4.00%	11/01/37 (b)	125,000	125,231
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	4.00%	11/01/38 (b)	140,000	138,642
Future Tax Secured Sub Bonds Fiscal 2022 Series B	4.00%	08/01/48 (b)	150,000	137,587
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26 (a)	85,000	87,521
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26	10,000	10,291
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/35 (b)	430,000	466,317
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/40 (b)	80,000	67,150
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	4.00%	08/01/45 (b)	85,000	78,797
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/48 (b)	200,000	150,178
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/37 (b)	250,000	270,765
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	4.00%	02/01/42 (b)	25,000	23,734
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/44 (b)	150,000	156,209
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/47 (b)	250,000	258,101
Future Tax Secured Sub Bonds Fiscal 2022 Series D	5.00%	11/01/38 (b)	100,000	107,660
Future Tax Secured Sub Bonds Fiscal 2022 Series D1	5.00%	11/01/30	90,000	98,799
Future Tax Secured Sub Bonds Fiscal 2022 Series D1	5.00%	11/01/33 (b)	50,000	55,164
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/40 (b)	50,000	53,134
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/42 (b)	230,000	241,033
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/43 (b)	125,000	130,409
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/47 (b)	150,000	154,861
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/51 (b)	210,000	216,650
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/32	25,000	27,904
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/35 (b)	250,000	274,046
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.25%	08/01/40 (b)	130,000	140,849
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/41 (b)	30,000	31,775
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.25%	08/01/42 (b)	25,000	26,655
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/45 (b)	70,000	72,850
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (b)	250,000	231,873
Future Tax Secured Sub Bonds Fiscal 2023 Series A3	3.60%	08/01/52 (b)(c)(f)	155,000	155,000
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/25	250,000	253,237
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/26	150,000	155,066
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/30	50,000	54,888
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.25%	11/01/37 (b)	200,000	220,669
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.00%	11/01/36 (b)	300,000	327,567
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.25%	11/01/42 (b)	150,000	160,166
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.25%	11/01/48 (b)	175,000	185,192
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/27	480,000	506,269
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/28	100,000	107,172
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/29	100,000	108,586
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/30	130,000	142,710
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/31	125,000	138,671
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/32	150,000	167,752
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/40 (b)	200,000	214,426
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/44 (b)	200,000	209,303
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/36 (b)	200,000	220,089
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/37 (b)	200,000	218,906
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/40 (b)	35,000	37,531

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/53 (b)	100,000	103,472
Future Tax Secured Sub Bonds Fiscal 2024 Series B	5.00%	05/01/35 (b)	95,000	105,619
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (b)	150,000	145,789
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.50%	05/01/44 (b)	200,000	218,593
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.25%	05/01/48 (b)	150,000	159,687
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.50%	05/01/53 (b)	100,000	107,539
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/27	150,000	158,209
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/30	25,000	27,444
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/31 (b)	100,000	110,937
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/35 (b)	185,000	205,977
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/38 (b)	35,000	38,319
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/40 (b)	335,000	361,658
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/41 (b)	550,000	589,056
Future Tax Secured Sub Bonds Fiscal 2024 Series F1	5.00%	02/01/36 (b)	200,000	221,998
Future Tax Secured Sub Bonds Fiscal 2024 Series F1	5.00%	02/01/42 (b)	205,000	217,227
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.00%	05/01/40 (b)	65,000	70,172
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.00%	05/01/46 (b)	250,000	260,831
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.00%	05/01/47 (b)	20,000	20,830
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.25%	05/01/49 (b)	100,000	106,398
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.25%	05/01/51 (b)	75,000	79,490
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	4.13%	05/01/52 (b)	180,000	167,096
Future Tax Secured Sub Bonds Fiscal 2025 Series A	5.00%	11/01/32 (b)	150,000	167,752
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/27	190,000	200,398
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/28 (b)	150,000	160,758
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/30 (b)	55,000	60,377
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/33 (b)	245,000	275,091
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/34 (b)	250,000	281,147
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/36 (b)	200,000	222,453
Future Tax Secured Sub Bonds Fiscal 2025 Series A1	5.00%	11/01/39 (b)	55,000	60,114
Future Tax Secured Sub Bonds Fiscal 2025 Series C1	5.00%	05/01/29	115,000	124,014
Future Tax Secured Sub Bonds Fiscal 2025 Series C1	5.00%	05/01/45 (b)	250,000	262,628
Future Tax Secured Sub Bonds Fiscal 2025 Series C1	5.00%	05/01/46 (b)	300,000	313,574
Future Tax Secured Sub Bonds Fiscal 2025 Series C1	5.25%	05/01/49 (b)	300,000	320,046
Future Tax Secured Sub Bonds Fiscal 2025 Series D	5.00%	05/01/37 (b)	200,000	221,848
Future Tax Secured Sub Bonds Fiscal 2025 Series D	5.00%	05/01/38 (b)	345,000	380,302
Future Tax Secured Sub Bonds Fiscal 2025 Series D	5.00%	05/01/40 (b)	155,000	167,895
Future Tax Secured Sub Bonds Fiscal 2025 Series D	5.00%	05/01/44 (b)	250,000	263,748
Future Tax Secured Sub Bonds Fiscal 2025 Series D	5.00%	05/01/50 (b)	220,000	229,336
Future Tax Secured Sub Bonds Fiscal 2025 Series D	4.25%	05/01/54 (b)	500,000	476,201
Future Tax Secured Sub Bonds Fiscal 2025 Series E	5.00%	11/01/38 (b)	250,000	274,793
Future Tax Secured Sub Bonds Fiscal 2025 Series E	5.00%	11/01/40 (b)	500,000	541,595
Future Tax Secured Sub Bonds Fiscal 2025 Series E	5.00%	11/01/42 (b)	250,000	265,844
Future Tax Secured Sub Bonds Fiscal 2025 Series E	5.00%	11/01/45 (b)	500,000	525,256
Future Tax Secured Sub Bonds Fiscal 2025 Series F1	5.00%	11/01/32 (b)	250,000	279,586
Future Tax Secured Sub Bonds Fiscal 2025 Series F1	5.00%	11/01/37 (b)	375,000	416,187
Future Tax Secured Sub Bonds Fiscal 2025 Series G1	5.00%	11/01/30 (b)	25,000	27,444
Future Tax Secured Sub Bonds Fiscal 2025 Series G2	5.00%	11/01/31 (b)	50,000	55,468
Future Tax Secured Sub Bonds Fiscal 2025 Series H1	5.00%	11/01/30 (e)	250,000	274,442
Future Tax Secured Sub Bonds Fiscal 2025 Series H1	5.00%	11/01/38 (b)(e)	250,000	275,860
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (b)	30,000	30,974
Future Tax Water & Sewer System 2nd Resolution RB Fiscal 2019 Series C1	5.00%	11/01/34 (b)	150,000	158,389

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York Convention Center Development
Refunding RB Series 2015	5.00%	11/15/40 (b)	125,000	125,456
Sr Lien RB Series 2016A	0.00%	11/15/47 (d)	300,000	98,603
New York Liberty Development Corp
Liberty Refunding RB Series 1WTC-2021	3.00%	02/15/42 (b)	150,000	118,745
Refunding RB Series 1WTC2021	2.75%	02/15/44 (b)	150,000	108,260
New York Power Auth
RB Series 2020A	4.00%	11/15/45 (b)	140,000	129,374
RB Series 2020A	4.00%	11/15/50 (b)	300,000	268,038
RB Series 2020A	4.00%	11/15/55 (b)	200,000	176,092
RB Series 2022A	4.00%	11/15/52 (b)(c)	100,000	91,703
New York State
GO Bonds Series 2013A	3.50%	03/01/43 (b)	70,000	60,769
New York State Dormitory Auth
Dormitory Facilities RB Series 2017A	5.00%	07/01/26	50,000	51,430
Financing RB Series 2019A	5.00%	10/01/25 (c)	120,000	121,389
Financing RB Series 2023A	5.00%	10/01/28 (c)	60,000	64,348
Financing RB Series 2024A	5.00%	10/01/26 (c)	150,000	155,148
Financing RB Series 2024A	5.00%	10/01/32 (c)	125,000	140,238
Financing RB Series 2024A	5.00%	10/01/36 (b)(c)	105,000	114,902
RB (Columbia Univ) Series 2016A2	5.00%	10/01/46 (b)	30,000	30,506
RB (Columbia Univ) Series 2017A	5.00%	10/01/47	150,000	167,837
RB (Columbia Univ) Series 2018B	5.00%	10/01/38 (b)	285,000	296,115
RB (Columbia Univ) Series 2020A	5.00%	10/01/50	300,000	335,793
RB (Cornell Univ) Series 2024A	5.50%	07/01/54 (b)	365,000	396,497
RB (Fordham Univ) Series 2020	4.00%	07/01/46 (b)	185,000	169,583
RB (Fordham Univ) Series 2020	4.00%	07/01/50 (b)	75,000	67,098
RB (Icahn School of Medicine) Series 2015A	4.00%	07/01/36 (b)	100,000	93,402
RB (Icahn School of Medicine) Series 2015A	4.00%	07/01/40 (b)	25,000	22,505
RB (New School Univ) Series 2016A	4.00%	07/01/43 (b)	200,000	183,287
RB (New York Univ) Series 2015A	5.00%	07/01/32 (b)	40,000	40,157
RB (New York Univ) Series 2016A	5.00%	07/01/33 (b)	100,000	102,331
RB (New York Univ) Series 2016A	5.00%	07/01/34 (b)	250,000	255,735
RB (New York Univ) Series 2016A	5.00%	07/01/36 (b)	75,000	76,665
RB (New York Univ) Series 2016A	4.00%	07/01/39 (b)	95,000	93,086
RB (New York Univ) Series 2016A	4.00%	07/01/43 (b)	200,000	186,937
RB (New York Univ) Series 2017A	5.00%	07/01/32 (b)	50,000	51,828
RB (New York Univ) Series 2017A	4.00%	07/01/36 (b)	50,000	50,186
RB (New York Univ) Series 2019A	4.00%	07/01/45 (b)	245,000	227,528
RB (New York Univ) Series 2021	4.00%	07/01/46 (b)	20,000	18,728
RB (Pace Univ) Series 2024A	5.50%	05/01/56 (b)	35,000	37,249
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	150,000	133,824
RB Series 2015A	5.00%	07/01/35 (b)	200,000	200,727
RB Series 2015A	5.00%	07/01/45 (b)	150,000	150,469
RB Series 2018A	5.00%	10/01/31 (b)	100,000	102,202
RB Series 2019A	5.00%	10/01/30 (b)(c)	35,000	36,533
RB Series 2019A	4.00%	07/01/44 (b)	200,000	187,567
RB Series 2019A	5.00%	07/01/49 (b)	200,000	207,072
RB Series 2020A	5.00%	10/01/34 (b)(c)	65,000	68,122
RB Series 2022A	5.00%	10/01/25 (c)	155,000	156,772
RB Series 2022A	5.00%	10/01/26 (c)	120,000	124,119

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022A	5.00%	10/01/32 (b)(c)	130,000	142,185
RB Series 2022A	5.00%	10/01/33 (b)(c)	80,000	87,059
RB Series 2022A	5.00%	10/01/35 (b)(c)	75,000	80,805
RB Series 2022A	4.00%	07/01/47 (b)	75,000	68,506
RB Series 2023A	5.00%	10/01/34 (b)	145,000	166,275
RB Series 2024	5.25%	07/01/54 (b)	100,000	103,657
RB Series 2024A	5.00%	10/01/28 (c)	50,000	53,623
RB Series 2024A	5.00%	10/01/35 (b)(c)	150,000	165,632
Refunding RB (Cornell Univ) Series 2020A	5.00%	07/01/26	50,000	51,467
Refunding RB (Cornell Univ) Series 2020A	4.00%	07/01/50 (b)	275,000	262,214
Refunding RB Series 2021A	5.00%	03/15/29	60,000	64,656
SD RB Series 2023A	5.00%	10/01/30 (c)	250,000	275,121
SD RB Series 2023A	5.00%	10/01/34 (b)(c)	170,000	186,428
State Personal Income Tax RB Series 2014E	5.00%	02/15/33 (b)	100,000	100,113
State Personal Income Tax RB Series 2015E	5.00%	03/15/32 (b)	80,000	80,550
State Personal Income Tax RB Series 2015E	3.25%	03/15/36 (b)	155,000	142,498
State Personal Income Tax RB Series 2016A	5.00%	02/15/33 (b)	200,000	204,366
State Personal Income Tax RB Series 2016A	5.00%	02/15/34 (b)	45,000	45,964
State Personal Income Tax RB Series 2016A	5.00%	02/15/36 (b)	100,000	102,062
State Personal Income Tax RB Series 2016D	5.00%	02/15/27 (a)(b)	75,000	77,442
State Personal Income Tax RB Series 2017A	5.00%	02/15/27 (a)	95,000	99,177
State Personal Income Tax RB Series 2017A	5.00%	02/15/30 (b)	10,000	10,364
State Personal Income Tax RB Series 2017A	5.00%	02/15/32 (b)	100,000	103,360
State Personal Income Tax RB Series 2017A	4.00%	02/15/35 (b)	125,000	125,644
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (b)	170,000	170,547
State Personal Income Tax RB Series 2017A	5.00%	02/15/38 (b)	100,000	102,643
State Personal Income Tax RB Series 2017B	5.00%	02/15/28 (a)(b)	310,000	327,064
State Personal Income Tax RB Series 2017B	5.00%	02/15/37 (b)	55,000	56,843
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (b)	125,000	129,044
State Personal Income Tax RB Series 2017B	5.00%	02/15/40 (b)	100,000	103,005
State Personal Income Tax RB Series 2017B	5.00%	02/15/41 (b)	25,000	25,723
State Personal Income Tax RB Series 2017B	5.00%	02/15/42 (b)	40,000	41,110
State Personal Income Tax RB Series 2018A	5.00%	03/15/32 (b)	200,000	211,675
State Personal Income Tax RB Series 2018A	5.00%	03/15/35 (b)	100,000	102,224
State Personal Income Tax RB Series 2018A	5.25%	03/15/37 (b)	745,000	784,417
State Personal Income Tax RB Series 2018A	4.00%	03/15/48 (b)	100,000	89,948
State Personal Income Tax RB Series 2019A	5.00%	03/15/33 (b)	100,000	105,625
State Personal Income Tax RB Series 2019A	5.00%	03/15/34 (b)	160,000	168,734
State Personal Income Tax RB Series 2019A	5.00%	03/15/35 (b)	65,000	68,396
State Personal Income Tax RB Series 2019A	5.00%	03/15/36 (b)	65,000	68,282
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (b)	30,000	31,321
State Personal Income Tax RB Series 2019A	5.00%	03/15/39 (b)	140,000	145,722
State Personal Income Tax RB Series 2019A	5.00%	03/15/41 (b)	115,000	118,985
State Personal Income Tax RB Series 2019A	5.00%	03/15/42 (b)	350,000	360,547
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (b)	250,000	256,084
State Personal Income Tax RB Series 2019D	5.00%	02/15/30	115,000	125,290
State Personal Income Tax RB Series 2019D	5.00%	02/15/33 (b)	200,000	215,276
State Personal Income Tax RB Series 2019D	4.00%	02/15/36 (b)	40,000	40,445
State Personal Income Tax RB Series 2019D	5.00%	02/15/41 (b)	100,000	104,139
State Personal Income Tax RB Series 2019D	4.00%	02/15/47 (b)	500,000	458,249
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	415,000	426,594

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2019D	4.00%	02/15/49 (b)	250,000	226,419
State Personal Income Tax RB Series 2020A	5.00%	03/15/26 (a)	40,000	40,854
State Personal Income Tax RB Series 2020A	5.00%	03/15/26	65,000	66,502
State Personal Income Tax RB Series 2020A	5.00%	03/15/30	60,000	65,440
State Personal Income Tax RB Series 2020A	5.00%	03/15/31 (b)	50,000	54,651
State Personal Income Tax RB Series 2020A	5.00%	03/15/32 (b)	125,000	136,039
State Personal Income Tax RB Series 2020A	5.00%	03/15/33 (b)	50,000	54,223
State Personal Income Tax RB Series 2020A	4.00%	03/15/35 (b)	150,000	152,571
State Personal Income Tax RB Series 2020A	4.00%	03/15/36 (b)	195,000	197,321
State Personal Income Tax RB Series 2020A	3.00%	03/15/41 (b)	385,000	325,051
State Personal Income Tax RB Series 2020A	4.00%	03/15/44 (b)	50,000	46,900
State Personal Income Tax RB Series 2020A	4.00%	03/15/47 (b)	75,000	68,699
State Personal Income Tax RB Series 2020A	3.00%	03/15/49 (b)	150,000	110,617
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	200,000	146,021
State Personal Income Tax RB Series 2021A	5.00%	03/15/34 (b)	60,000	65,244
State Personal Income Tax RB Series 2021A	5.00%	03/15/35 (b)	150,000	162,402
State Personal Income Tax RB Series 2021A	5.00%	03/15/36 (b)	250,000	269,191
State Personal Income Tax RB Series 2021A	4.00%	03/15/37 (b)	215,000	216,622
State Personal Income Tax RB Series 2021A	4.00%	03/15/41 (b)	55,000	53,398
State Personal Income Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	138,051
State Personal Income Tax RB Series 2021A	3.00%	03/15/51 (b)	150,000	108,902
State Personal Income Tax RB Series 2021E	5.00%	03/15/29	380,000	409,487
State Personal Income Tax RB Series 2021E	5.00%	03/15/31	250,000	275,271
State Personal Income Tax RB Series 2021E	5.00%	03/15/32	45,000	50,040
State Personal Income Tax RB Series 2021E	5.00%	03/15/33 (b)	125,000	138,233
State Personal Income Tax RB Series 2021E	5.00%	03/15/34 (b)	155,000	170,569
State Personal Income Tax RB Series 2021E	4.00%	03/15/37 (b)	50,000	50,433
State Personal Income Tax RB Series 2021E	4.00%	03/15/44 (b)	105,000	98,346
State Personal Income Tax RB Series 2021E	4.00%	03/15/48 (b)	30,000	27,611
State Personal Income Tax RB Series 2022A	5.00%	03/15/28 (a)	200,000	213,517
State Personal Income Tax RB Series 2022A	5.00%	03/15/33 (b)	40,000	44,235
State Personal Income Tax RB Series 2022A	4.00%	03/15/34 (b)	25,000	25,722
State Personal Income Tax RB Series 2022A	4.00%	03/15/38 (b)	75,000	75,092
State Personal Income Tax RB Series 2022A	4.00%	03/15/39 (b)	230,000	228,182
State Personal Income Tax RB Series 2022A	5.00%	03/15/41 (b)	305,000	322,916
State Personal Income Tax RB Series 2022A	4.00%	03/15/42 (b)	520,000	494,235
State Personal Income Tax RB Series 2022A	4.00%	03/15/43 (b)	50,000	47,132
State Personal Income Tax RB Series 2022A	5.00%	03/15/46 (b)	300,000	311,534
State Personal Income Tax RB Series 2022A	3.50%	03/15/52 (b)	185,000	149,871
State Personal Income Tax RB Series 2023A	5.00%	03/15/30	25,000	27,267
State Personal Income Tax RB Series 2023A	5.00%	03/15/33	35,000	39,222
State Personal Income Tax RB Series 2024A	5.00%	03/15/29 (b)	110,000	118,536
State Personal Income Tax RB Series 2024A	5.00%	03/15/31	85,000	93,592
State Personal Income Tax RB Series 2024A	5.00%	03/15/34	175,000	196,898
State Personal Income Tax RB Series 2024A	5.00%	03/15/36 (b)	175,000	194,347
State Personal Income Tax RB Series 2024A	5.00%	03/15/40 (b)	90,000	97,361
State Personal Income Tax RB Series 2024A	5.00%	03/15/41 (b)	250,000	267,937
State Personal Income Tax RB Series 2024A	5.00%	03/15/42 (b)	30,000	32,007
State Personal Income Tax RB Series 2024A	5.00%	03/15/43 (b)	385,000	409,478
State Personal Income Tax RB Series 2024A	5.00%	03/15/46 (b)	115,000	120,447
State Personal Income Tax RB Series 2024A	5.25%	03/15/48 (b)	150,000	159,481

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2024A	5.25%	03/15/52 (b)	500,000	531,180
State Personal Income Tax RB Series 2024B	5.00%	02/15/43 (b)	25,000	25,665
State Personal Income Tax RB Series 2025A	5.00%	03/15/55 (b)	375,000	390,665
State Personal Income Tax Refunding RB Series 2016D	5.00%	02/15/28 (a)(b)	330,000	340,746
State Sakes Tax RB Series 2024A	5.00%	03/15/47 (b)	125,000	131,049
State Sales Tax RB Series 2015B	5.00%	03/15/29 (a)(b)	30,000	30,319
State Sales Tax RB Series 2015B	5.00%	03/15/30 (b)	190,000	191,581
State Sales Tax RB Series 2015B	5.00%	03/15/33 (b)	500,000	504,024
State Sales Tax RB Series 2015B	5.00%	03/15/34 (b)	130,000	131,017
State Sales Tax RB Series 2015B	5.00%	03/15/45 (b)	100,000	100,511
State Sales Tax RB Series 2016A	5.00%	03/15/26 (a)	185,000	189,214
State Sales Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	150,000	155,175
State Sales Tax RB Series 2016A	5.00%	03/15/29 (a)(b)	30,000	31,035
State Sales Tax RB Series 2016A	5.00%	03/15/31 (b)	200,000	204,936
State Sales Tax RB Series 2016A	5.00%	03/15/32 (b)	180,000	184,184
State Sales Tax RB Series 2016A	5.00%	03/15/35 (b)	100,000	101,896
State Sales Tax RB Series 2017A	5.00%	03/15/27 (a)	145,000	151,650
State Sales Tax RB Series 2017A	5.00%	03/15/30 (b)	50,000	51,784
State Sales Tax RB Series 2017A	5.00%	03/15/31 (b)	150,000	155,149
State Sales Tax RB Series 2017A	5.00%	03/15/33 (b)	25,000	25,786
State Sales Tax RB Series 2017A	5.00%	03/15/35 (b)	30,000	30,842
State Sales Tax RB Series 2018A	5.00%	03/15/32 (b)	175,000	183,755
State Sales Tax RB Series 2018A	5.00%	03/15/36 (b)	140,000	145,774
State Sales Tax RB Series 2018A	5.00%	03/15/40 (b)	50,000	51,416
State Sales Tax RB Series 2018A	5.00%	03/15/43 (b)	80,000	81,628
State Sales Tax RB Series 2018A	5.00%	03/15/45 (b)	105,000	106,903
State Sales Tax RB Series 2018A	4.00%	03/15/47 (b)	75,000	68,699
State Sales Tax RB Series 2018A	4.00%	03/15/48 (b)	210,000	191,077
State Sales Tax RB Series 2018C	5.00%	03/15/30 (b)	155,000	163,765
State Sales Tax RB Series 2018C	5.00%	03/15/31 (b)	30,000	31,627
State Sales Tax RB Series 2018C	5.00%	03/15/32 (b)	170,000	178,849
State Sales Tax RB Series 2018C	5.00%	03/15/33 (b)	115,000	120,707
State Sales Tax RB Series 2018C	5.00%	03/15/34 (b)	145,000	151,846
State Sales Tax RB Series 2018C	5.00%	03/15/35 (b)	30,000	31,354
State Sales Tax RB Series 2018C	5.00%	03/15/42 (b)	100,000	102,241
State Sales Tax RB Series 2018E	5.00%	03/15/27 (a)	160,000	167,338
State Sales Tax RB Series 2018E	5.00%	03/15/31 (b)	25,000	26,510
State Sales Tax RB Series 2018E	5.00%	03/15/33 (b)	50,000	52,761
State Sales Tax RB Series 2018E	5.00%	03/15/35 (b)	305,000	320,256
State Sales Tax RB Series 2018E	5.00%	03/15/41 (b)	400,000	412,039
State Sales Tax RB Series 2018E	5.00%	03/15/43 (b)	30,000	30,732
State Sales Tax RB Series 2018E	5.00%	03/15/48 (b)	250,000	255,094
State Sales Tax RB Series 2023A1	5.00%	03/15/35 (b)	190,000	211,705
State Sales Tax RB Series 2023A1	5.00%	03/15/37 (b)	75,000	82,383
State Sales Tax RB Series 2023A1	5.00%	03/15/45 (b)	350,000	366,672
State Sales Tax RB Series 2023A1	5.00%	03/15/53 (b)	185,000	191,343
State Sales Tax RB Series 2024A	5.00%	03/15/37 (b)	250,000	278,524
State Sales Tax RB Series 2024A	5.00%	03/15/42 (b)	600,000	643,920
State Sales Tax RB Series 2024A	5.00%	03/15/50 (b)	200,000	208,870
State Sales Tax RB Series 2024A	5.00%	03/15/54 (b)	135,000	140,195
State Sales Tax RB Series 2024A	5.00%	03/15/56 (b)	100,000	103,774

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Sales Tax RB Series 2024B	5.00%	03/15/28	250,000	266,740
State Sales Tax RB Series 2024B	5.00%	03/15/34	250,000	286,273
State Sales Tax RB Series 2024B	5.00%	03/15/39 (b)	195,000	213,641
State Sales Tax RB Series 2024B	5.00%	03/15/40 (b)	250,000	273,401
State Sales Tax RB Series 2024B	5.00%	03/15/43 (b)	100,000	107,018
State Sales Tax RB Series 2024B	5.00%	03/15/44 (b)	250,000	265,639
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Fund RB Series 2017E	5.00%	06/15/47 (b)	200,000	204,410
State Clean Water & Drinking Water Revolving Fund RB Series 2024A	5.00%	06/15/39 (b)	110,000	122,541
State Clean Water & Drinking Water Revolving Funds RB Series 2020A	4.00%	06/15/45 (b)	100,000	93,081
State Clean Water & Drinking Water Revolving Funds RB Series 2022A	5.00%	06/15/51 (b)	250,000	260,334
State Clean Water & Drinking Water Revolving Funds RB Series 2024A	5.00%	06/15/27	10,000	10,500
New York State Power Auth
RB Series 2024A	4.00%	11/15/54 (b)	250,000	224,318
New York State Thruway Auth
General Revenue Jr Obligations Series 2019B	4.00%	01/01/45 (b)	200,000	182,290
General RB Series 2019A	4.00%	01/01/45 (b)(c)	100,000	91,992
General RB Series N	4.00%	01/01/42 (b)	90,000	87,615
General RB Series N	3.00%	01/01/50 (b)	70,000	50,383
General RB Series O	4.00%	01/01/41 (b)	225,000	220,410
General RB Series O	4.00%	01/01/42 (b)	150,000	146,026
General RB Series P	5.00%	01/01/34	155,000	176,339
General RB Series P	5.00%	01/01/36 (b)	25,000	28,222
General RB Series P	5.00%	01/01/49 (b)	100,000	104,863
General RB Series P	5.25%	01/01/54 (b)	125,000	132,337
General Refunding RB Series L	5.00%	01/01/30 (b)	100,000	105,325
General Refunding RB Series L	5.00%	01/01/33 (b)	135,000	141,096
General Refunding RB Series L	5.00%	01/01/34 (b)	215,000	224,268
General Refunding RB Series L	5.00%	01/01/35 (b)	130,000	135,393
General Refunding RB Series L	4.00%	01/01/36 (b)	25,000	25,117
General Refunding RB Series L	3.50%	01/01/37 (b)	50,000	47,753
General Refunding RB Series Q	5.00%	01/01/28	95,000	100,870
General Revenue Jr Obligations Series 2019B	4.00%	01/01/41 (b)	125,000	120,838
General Revenue Jr Obligations Series 2019B	3.00%	01/01/46 (b)	100,000	75,841
General Revenue Jr Obligations Series 2019B	3.00%	01/01/53 (b)(c)	100,000	70,842
GO Bonds Series O	4.00%	01/01/45 (b)	750,000	719,206
Jr General RB Series 2016A	5.00%	01/01/46 (b)	200,000	200,847
Jr General RB Series 2019B	4.00%	01/01/38 (b)	100,000	100,001
Jr GO RB Series 2019B	5.00%	01/01/30	135,000	147,474
Jr GO RB Series 2019B	4.00%	01/01/39 (b)	175,000	173,120
Jr RB Series 2016A	4.00%	01/01/51 (b)	85,000	74,783
Jr RB Series 2016A	5.00%	01/01/51 (b)	75,000	75,180
Jr RB Series 2016A	5.25%	01/01/56 (b)	200,000	200,917
Jr RB Series 2019B	4.00%	01/01/40 (b)(c)	50,000	49,034
Jr RB Series 2019B	4.00%	01/01/53 (b)(c)	30,000	26,828
RB Series P	5.00%	01/01/44 (b)	100,000	106,189
State Personal Income Tax RB Series 2021A1	5.00%	03/15/35 (b)	250,000	270,950
State Personal Income Tax RB Series 2021A1	4.00%	03/15/41 (b)	250,000	243,285
State Personal Income Tax RB Series 2021A1	4.00%	03/15/45 (b)	220,000	203,255
State Personal Income Tax RB Series 2021A1	4.00%	03/15/47 (b)	500,000	458,678
State Personal Income Tax RB Series 2021A1	3.00%	03/15/48 (b)	130,000	97,788

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2021A1	4.00%	03/15/56 (b)	335,000	303,049
State Personal Income Tax RB Series 2021A1	4.00%	03/15/57 (b)	350,000	315,683
State Personal Income Tax RB Series 2021A1	4.00%	03/15/59 (b)	215,000	192,787
State Personal Income Tax RB Series 2022A	5.00%	03/15/28	45,000	47,842
State Personal Income Tax RB Series 2022A	5.00%	03/15/30	220,000	240,794
State Personal Income Tax RB Series 2022A	5.00%	03/15/33 (b)	125,000	139,424
State Personal Income Tax RB Series 2022A	5.00%	03/15/35 (b)	380,000	419,162
State Personal Income Tax RB Series 2022A	5.00%	03/15/39 (b)	190,000	204,987
State Personal Income Tax RB Series 2022A	5.00%	03/15/40 (b)	220,000	236,186
State Personal Income Tax RB Series 2022A	4.00%	03/15/43 (b)	230,000	217,271
State Personal Income Tax RB Series 2022A	5.00%	03/15/48 (b)	45,000	46,648
State Personal Income Tax RB Series 2022C	5.00%	03/15/53 (b)	40,000	41,350
New York State Urban Development Corp
State Personal Income Tax RB Series 2016A	5.00%	03/15/26 (a)	120,000	122,676
State Personal Income Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	55,000	56,226
State Personal Income Tax RB Series 2017A	5.00%	03/15/26 (a)(c)	110,000	112,453
State Personal Income Tax RB Series 2017A	5.00%	03/15/27 (a)	155,000	161,957
State Personal Income Tax RB Series 2017A	5.00%	03/15/34 (b)	200,000	205,090
State Personal Income Tax RB Series 2017C	5.00%	03/15/31 (b)	55,000	57,141
State Personal Income Tax RB Series 2017C	5.00%	03/15/32 (b)	350,000	362,827
State Personal Income Tax RB Series 2017C	5.00%	03/15/39 (b)	200,000	205,024
State Personal Income Tax RB Series 2019A	5.00%	03/15/35 (b)	100,000	106,641
State Personal Income Tax RB Series 2019A	5.00%	03/15/36 (b)	125,000	130,604
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (b)	25,000	25,979
State Personal Income Tax RB Series 2019A	5.00%	03/15/40 (b)	60,000	61,948
State Personal Income Tax RB Series 2019A	5.00%	03/15/42 (b)	50,000	51,313
State Personal Income Tax RB Series 2019A	4.00%	03/15/46 (b)	250,000	231,065
State Personal Income Tax RB Series 2020A	5.00%	03/15/30	25,000	27,363
State Personal Income Tax RB Series 2020A	4.00%	03/15/39 (b)	245,000	242,282
State Personal Income Tax RB Series 2020A	4.00%	03/15/45 (b)	100,000	92,972
State Personal Income Tax RB Series 2020A	4.00%	03/15/49 (b)	170,000	154,166
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	105,000	75,051
State Personal Income Tax RB Series 2020C	5.00%	03/15/26	110,000	112,542
State Personal Income Tax RB Series 2020C	5.00%	03/15/32 (b)	175,000	190,821
State Personal Income Tax RB Series 2020C	5.00%	03/15/33 (b)	90,000	97,742
State Personal Income Tax RB Series 2020C	4.00%	03/15/41 (b)	30,000	29,396
State Personal Income Tax RB Series 2020C	5.00%	03/15/43 (b)	215,000	223,099
State Personal Income Tax RB Series 2020C	5.00%	03/15/44 (b)	95,000	98,338
State Personal Income Tax RB Series 2020C	4.00%	03/15/45 (b)	150,000	139,458
State Personal Income Tax RB Series 2020C	3.00%	03/15/48 (b)	150,000	109,392
State Personal Income Tax RB Series 2020C	4.00%	03/15/49 (b)	150,000	136,028
State Personal Income Tax RB Series 2020E	5.00%	03/15/30	30,000	32,836
State Personal Income Tax RB Series 2020E	4.00%	03/15/35 (b)	245,000	248,182
State Personal Income Tax RB Series 2020E	4.00%	03/15/36 (b)	400,000	403,463
State Personal Income Tax RB Series 2020E	4.00%	03/15/43 (b)	80,000	76,135
State Personal Income Tax RB Series 2020E	4.00%	03/15/45 (b)	45,000	41,838
State Personal Income Tax RB Series 2020E	4.00%	03/15/46 (b)	150,000	137,979
State Personal Income Tax RB Series 2022A	5.00%	09/15/27 (a)	90,000	95,009
State Personal Income Tax RB Series 2022A	5.25%	03/15/37 (b)	90,000	100,021
State Personal Income Tax RB Series 2023A	5.00%	03/15/63 (b)	100,000	102,879
State Personal Income Tax RB Series 2023B	5.00%	03/15/32	200,000	223,854

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Sales Tax RB Series 2019A	5.00%	03/15/36 (b)	165,000	175,420
State Sales Tax RB Series 2019A	5.00%	03/15/41 (b)	40,000	41,762
State Sales Tax RB Series 2019A	4.00%	03/15/42 (b)	200,000	190,344
State Sales Tax RB Series 2019A	4.00%	03/15/43 (b)	100,000	93,839
State Sales Tax RB Series 2021A	5.00%	03/15/36 (b)	85,000	92,576
State Sales Tax RB Series 2021A	4.00%	03/15/39 (b)	570,000	566,094
State Sales Tax RB Series 2021A	3.00%	03/15/40 (b)	100,000	83,901
State Sales Tax RB Series 2021A	3.00%	03/15/41 (b)	80,000	65,671
State Sales Tax RB Series 2021A	4.00%	03/15/43 (b)	375,000	355,079
State Sales Tax RB Series 2021A	4.00%	03/15/44 (b)	60,000	56,456
State Sales Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	139,408
State Sales Tax RB Series 2021A	3.00%	03/15/50 (b)	120,000	86,081
State Sales Tax RB Series 2023A	5.00%	03/15/37 (b)	100,000	110,529
State Sales Tax RB Series 2023A	5.00%	03/15/42 (b)	75,000	80,024
Onondaga Cnty
RB (Syracuse Univ) Series 2019	4.00%	12/01/49 (b)	155,000	141,358
Port Auth of New York & New Jersey
Consolidated Bonds 175th Series	3.25%	12/01/42 (b)	75,000	60,116
Consolidated Bonds 189th Series	5.00%	05/01/27 (b)	25,000	25,042
Consolidated Bonds 194th Series	5.00%	10/15/28 (b)	100,000	101,076
Consolidated Bonds 194th Series	5.00%	10/15/30 (b)	100,000	101,022
Consolidated Bonds 194th Series	5.00%	10/15/34 (b)	105,000	105,966
Consolidated Bonds 194th Series	5.00%	10/15/41 (b)	230,000	231,283
Consolidated Bonds 194th Series	5.25%	10/15/55 (b)	100,000	100,615
Consolidated Bonds 198th Series	5.00%	11/15/46 (b)	25,000	25,421
Consolidated Bonds 198th Series	5.25%	11/15/56 (b)	160,000	163,265
Consolidated Bonds 200th Series	5.25%	10/15/57 (b)	200,000	204,078
Consolidated Bonds 205th Series	5.00%	11/15/34 (b)	125,000	129,513
Consolidated Bonds 209th Series	5.00%	07/15/32 (b)	150,000	157,230
Consolidated Bonds 209th Series	5.00%	07/15/34 (b)	65,000	67,735
Consolidated Bonds 211th Series	4.00%	09/01/43 (b)	150,000	140,776
Consolidated Bonds 212th Series	5.00%	09/01/34 (b)	135,000	144,063
Consolidated Bonds 212th Series	4.00%	09/01/37 (b)	50,000	50,162
Consolidated Bonds 213th Series	5.00%	09/01/34 (b)	200,000	213,427
Consolidated Bonds 217th Series	4.00%	11/01/41 (b)	200,000	194,190
Consolidated Bonds 217th Series	5.00%	11/01/44 (b)	120,000	124,537
Consolidated Bonds 222nd Series	5.00%	07/15/33 (b)	125,000	136,305
Consolidated Bonds 222nd Series	5.00%	07/15/34 (b)	150,000	163,877
Consolidated Bonds 222nd Series	5.00%	07/15/35 (b)	245,000	266,694
Consolidated Bonds 222nd Series	4.00%	07/15/39 (b)	100,000	99,619
Consolidated Bonds 222nd Series	4.00%	07/15/40 (b)	40,000	39,675
Consolidated Bonds 224th Series	4.00%	07/15/41 (b)	150,000	146,875
Consolidated Bonds 224th Series	4.00%	07/15/61 (b)	300,000	268,916
Consolidated Bonds 230th Series	4.00%	12/01/26	25,000	25,581
Consolidated Bonds 233rd Series	5.25%	08/01/52 (b)	180,000	189,713
Consolidated Bonds 240th Series	5.00%	07/15/53 (b)	200,000	208,068
Consolidated Bonds 241st Series	5.00%	07/15/41 (b)	10,000	10,821
Consolidated Bonds 241st Series	5.00%	07/15/42 (b)	250,000	268,549
Consolidated Bonds 243rd Series	5.00%	12/01/37 (b)	40,000	44,566
Consolidated Bonds 244th Series	5.00%	07/15/35 (b)	250,000	286,390
Consolidated Bonds 244th Series	5.00%	07/15/39 (b)	145,000	160,962

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 245th Series	5.00%	09/01/37 (b)	65,000	73,318
Consolidated Bonds 245th Series	5.00%	09/01/54 (b)	250,000	260,951
Consolidated Bonds S205th Series	5.00%	11/15/32 (b)	100,000	104,071
Suffolk Cnty Water Auth
Water System Refunding RB Series 2015	4.00%	06/01/31 (b)	100,000	100,136
Water System Refunding RB Series 2015	3.00%	06/01/32 (b)	100,000	98,525
Triborough Bridge & Tunnel Auth
2nd Sub Revenue BAN Series 2021A	5.00%	11/01/25	165,000	167,233
General RB Series 2015A	5.00%	11/15/50 (b)	150,000	150,193
General RB Series 2017C1	5.00%	11/15/28	75,000	80,827
General RB Series 2017C2	5.00%	11/15/42 (b)	250,000	254,887
General RB Series 2018A	5.00%	11/15/45 (b)	200,000	205,521
General RB Series 2018A	4.00%	11/15/47 (b)	200,000	181,677
General RB Series 2021A	5.00%	11/15/51 (b)	140,000	143,757
General RB Series 2022A	5.00%	11/15/47 (b)	290,000	300,742
General RB Series 2024A1	4.00%	11/15/54 (b)	35,000	31,928
General Refunding RB Series 2016A	5.00%	11/15/46 (b)	100,000	100,999
General Refunding RB Series 2017B	5.00%	11/15/34 (b)	200,000	205,852
General Refunding RB Series 2017B	5.00%	11/15/36 (b)	250,000	256,693
General Refunding RB Series 2017B	5.00%	11/15/37 (b)	110,000	112,805
General Refunding RB Series 2017C1	5.00%	11/15/25	285,000	289,032
General Refunding RB Series 2018B	5.00%	11/15/30	50,000	55,346
General Refunding RB Series 2018C	5.00%	11/15/37 (b)	185,000	193,103
General Refunding RB Series 2023A	5.00%	11/15/28	200,000	215,538
General Refunding RB Series 2023A	5.00%	11/15/31	120,000	134,314
Payroll Mobility Tax Sr Lien Bonds Series 2021C1A	5.00%	05/15/51 (b)	120,000	123,649
Payroll Mobility Tax Sr Lien Bonds Series 2021-C1A	4.00%	05/15/46 (b)	100,000	92,342
Payroll Mobility Tax Sr Lien Bonds Series 2021C3	2.50%	05/15/51 (b)	100,000	61,743
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/47 (b)	50,000	51,871
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/57 (b)	200,000	205,595
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.25%	05/15/41 (b)	45,000	48,689
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.00%	05/15/47 (b)	145,000	150,425
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.25%	05/15/52 (b)	330,000	346,562
Payroll Mobility Tax Sr Lien Bonds Series 2022D2	5.50%	05/15/52 (b)	300,000	321,760
Payroll Mobility Tax Sr Lien Bonds Series 2022E1	5.00%	11/15/27 (b)	300,000	315,468
Payroll Mobility Tax Sr Lien Bonds Series 2023B	5.00%	11/15/28 (b)	370,000	396,032
Payroll Mobility Tax Sr Lien Bonds Series 2024A	5.00%	05/15/49 (b)	170,000	177,226
Payroll Mobility Tax Sr Lien RB Series 2022A	5.00%	05/15/52	250,000	276,582
Payroll Mobility Tax Sr Lien RB Series 2024C	5.00%	11/15/38 (b)	275,000	302,990
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2021C2	3.00%	05/15/32 (b)	25,000	23,971
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	4.00%	05/15/26	100,000	101,477
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/26	200,000	205,150
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/28	160,000	170,887
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/31	150,000	166,152
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/32	155,000	173,334
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2B	5.00%	11/15/27 (b)	200,000	210,312
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2B	5.00%	11/15/32 (b)	145,000	162,251
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/25	165,000	167,324
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/34 (b)	65,000	72,450
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023C	5.00%	11/15/34 (b)	30,000	33,621
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023C	5.00%	11/15/36 (b)	95,000	104,428

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2024C	5.00%	11/15/37 (b)	750,000	828,974
Payroll Mobility Tax Sr Lien Series 2024B1	5.25%	05/15/54 (b)	285,000	301,804
RB Series 2020A	4.00%	11/15/54 (b)	300,000	270,803
RB Series 2022A	5.00%	11/15/42 (b)	30,000	31,901
Real Estate Transfer RB Series 2025A	5.00%	12/01/38 (b)	50,000	55,312
Real Estate Transfer Tax RB Series 2025A	5.25%	12/01/54 (b)	50,000	52,812
Real Estate Transfer Tax RB Series 2025A	5.50%	12/01/59 (b)	250,000	268,824
Refunding RB Series 2017B	5.00%	11/15/27 (b)	65,000	67,871
Refunding RB Series 2017B	5.00%	11/15/29 (b)	25,000	25,986
Sales Tax RB Series 2022A	4.00%	05/15/52 (b)	200,000	184,121
Sales Tax RB Series 2022A	5.25%	05/15/52 (b)	260,000	273,822
Sales Tax RB Series 2022A	4.00%	05/15/57 (b)	150,000	136,250
Sales Tax RB Series 2022A	5.25%	05/15/57 (b)	200,000	210,037
Sales Tax RB Series 2023A	4.00%	05/15/48 (b)	125,000	116,757
Sales Tax RB Series 2023A	4.13%	05/15/53 (b)	100,000	93,396
Sales Tax RB Series 2023A	4.25%	05/15/58 (b)	100,000	93,991
Sales Tax RB Series 2024A1	4.00%	05/15/54 (b)	150,000	136,347
Sales Tax RB Series 2024A1	5.25%	05/15/59 (b)	315,000	332,859
Sales Tax RB Series 2024A1	4.13%	05/15/64 (b)	470,000	423,744
Sales Tax RB Series 2024A1	5.25%	05/15/64 (b)	250,000	263,408
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	195,000	200,540
Sr Lien RB Series 2021C3	4.00%	05/15/51 (b)	125,000	114,629
Sr Lien RB Series 2022A	4.00%	05/15/51 (b)	175,000	160,481
Sr Lien RB Series 2022D2	4.50%	05/15/47 (b)	20,000	20,064
Sub Refunding RB Series 2013A	0.00%	11/15/31 (d)	305,000	237,551
Utility Debt Securitization Auth
RB Series 2015	5.00%	12/15/35 (b)	150,000	151,588
RB Series 2016A	5.00%	12/15/34 (b)	285,000	291,254
RB Series 2017	5.00%	12/15/41 (b)	125,000	128,699
Restructuring Bonds Series 2015	5.00%	12/15/32 (b)	250,000	252,979
Restructuring Bonds Series 2015	5.00%	12/15/33 (b)	250,000	252,874
Restructuring Bonds Series 2015	5.00%	12/15/36 (b)	250,000	252,595
Restructuring Bonds Series 2016A	5.00%	12/15/28 (b)	200,000	205,588
Restructuring Bonds Series 2016A	5.00%	12/15/33 (b)	200,000	204,270
Restructuring Bonds Series 2016B	5.00%	12/15/30 (b)	25,000	25,620
Restructuring Bonds Series 2017	5.00%	12/15/39 (b)	130,000	134,220
Restructuring Bonds Series 2022TE-1	5.00%	12/15/30 (b)	125,000	134,402
Restructuring RB Series 2022TE1	5.00%	06/15/31 (b)	85,000	92,322
Restructuring RB Series 2022TE1	5.00%	12/15/31 (b)	195,000	213,375
				156,198,753
NORTH CAROLINA 0.7%
Charlotte
Airport RB Series 2022A	4.00%	07/01/52 (b)	200,000	185,871
Refunding COP Series 2021A	3.00%	06/01/48 (b)	170,000	128,147
Water & Sewer System RB Series 2024	5.00%	07/01/54 (b)	250,000	264,287
Guilford Cnty
GO Bonds Series 2025	5.00%	03/01/31	25,000	27,830
North Carolina
GO Bonds Series 2019B	5.00%	06/01/29	130,000	141,152
GO Bonds Series 2019B	2.13%	06/01/36 (b)	335,000	273,522

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2016A	5.00%	06/01/25	175,000	175,652
GO Refunding Bonds Series 2016A	5.00%	06/01/28 (b)	60,000	61,464
Limited Obligation Bonds Series 2020B	5.00%	05/01/27	40,000	41,757
Limited Obligation Bonds Series 2020B	5.00%	05/01/28	30,000	31,892
Limited Obligation Bonds Series 2020B	5.00%	05/01/29	50,000	53,959
Limited Obligation Bonds Series 2020B	5.00%	05/01/31 (b)	185,000	201,730
Limited Obligation Bonds Series 2020B	3.00%	05/01/32 (b)	25,000	23,906
Limited Obligation RB Series 2020B	3.00%	05/01/34 (b)	30,000	27,971
Limited Obligation Refunding Bonds Series 2014B	5.00%	06/01/26	60,000	61,639
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/26	70,000	71,780
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/27	160,000	167,027
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/28 (b)	30,000	31,278
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/29 (b)	80,000	83,193
RB Series 2019	5.00%	03/01/34 (b)	55,000	58,394
Vehicle RB Series 2019	5.00%	03/01/27	25,000	26,024
Vehicle RB Series 2019	5.00%	03/01/30 (b)	200,000	214,492
Vehicle RB Series 2019	5.00%	03/01/33 (b)	25,000	26,613
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B	5.00%	10/01/41 (a)(b)	160,000	161,765
RB (Duke Univ) Series 2015B	5.00%	10/01/55 (a)(b)	200,000	202,206
Refunding RB (Duke Univ) Series 2016B	5.00%	07/01/42 (b)	100,000	102,084
North Carolina Municipal Power Agency No 1
Electric Refunding RB Series 2015A	5.00%	01/01/27 (b)	60,000	60,829
Electric Refunding RB Series 2015A	5.00%	01/01/28 (b)	100,000	101,420
North Carolina State Univ
General RB Series 2020A	5.00%	10/01/30 (b)	155,000	169,750
North Carolina Turnpike Auth
Expressway System RB Series 2019	0.00%	01/01/49 (b)(d)	250,000	79,958
Expressway System Sr Lien RB Series 2009B	0.00%	01/01/37 (c)(d)	25,000	15,325
RB Series 2019	0.00%	01/01/40 (b)(d)	200,000	102,133
RB Series 2019	0.00%	01/01/41 (b)(d)	195,000	93,856
Sr Lien RB Series 2019	4.00%	01/01/55 (b)	200,000	176,364
Sr Lien Refunding RB Series 2018	4.00%	01/01/37 (b)(c)	40,000	40,235
Sr Lien Refunding RB Series 2018	4.00%	01/01/41 (b)(c)	140,000	134,184
Sr Lien Turnpike RB Series 2024A	5.00%	01/01/58 (b)(c)	270,000	277,980
Toll RB (Monroe Expressway) Series 2016A	5.00%	07/01/54 (b)	200,000	200,163
Raleigh
Enterprise System Refunding RB Series 2023	5.00%	09/01/48 (b)	250,000	264,075
Union Cnty
Enterprise Systems RB Series 2021	3.00%	06/01/46 (b)	100,000	77,280
				4,639,187
OHIO 0.8%
American Municipal Power Ohio
RB (Greenup Hydroelectric) Series 2016A	5.00%	02/15/41 (b)	275,000	277,768
Refunding RB (AMP Fremont Energy) Series 2021A	5.00%	02/15/34 (b)	35,000	37,603
Refunding RB (AMP Fremont Energy) Series 2021A	4.00%	02/15/37 (b)	55,000	54,847
Refunding RB Series 2019C	5.00%	02/15/33 (b)	50,000	53,288
Refunding RB Series 2021A	4.00%	02/15/36 (b)	95,000	95,417
Brunswick City SD
ULT GO Bonds Series 2023	5.50%	12/01/60 (b)(c)	60,000	63,443

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Columbus
Sewerage System Refunding RB Series 2015	5.00%	06/01/29 (b)	85,000	86,993
ULT GO Refunding Bonds Series 2016-1	5.00%	07/01/26	125,000	128,512
ULT GO Refunding Bonds Series 2017-1	5.00%	04/01/29 (b)	100,000	104,903
Columbus Regional Airport Auth
Airport RB Series 2025B	5.25%	01/01/55 (b)	250,000	265,153
Hamilton Cnty
Sales Tax Refunding Bonds Series 2016A	5.00%	12/01/30 (b)	75,000	77,285
Sales Tax Refunding Bonds Series 2016A	4.00%	12/01/31 (b)	50,000	50,494
Northeast Ohio Regional Sewer District
Wastewater Improvement Refunding RB Series 2017	4.00%	11/15/43 (b)	100,000	96,619
Ohio
GO Highway Capital Improvement Refunding Bonds Series U	5.00%	05/01/26	75,000	76,883
GO Refunding Bonds Series 2015A	5.00%	09/01/25	100,000	100,953
GO Refunding Bonds Series 2017B	5.00%	09/15/25	25,000	25,262
GO Refunding Bonds Series 2017B	5.00%	09/15/28	160,000	171,742
GO Refunding Bonds Series 2017C	5.00%	08/01/25	120,000	120,908
GO Refunding Bonds Series 2020B	5.00%	08/01/25	100,000	100,756
GO Refunding Bonds Series 2021B	5.00%	09/15/29	35,000	38,230
GO Refunding Bonds Series 2021B	5.00%	09/15/31	30,000	33,461
Infrastructure RB Series 2018-1	5.00%	12/15/25	200,000	203,106
Infrastructure RB Series 2018-1	5.00%	12/15/27	35,000	37,027
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (John Carroll Univ 2022)	4.00%	10/01/52 (b)	75,000	59,688
Higher Educational Facility Refunding RB (Case Western Reserve Univ) Series 2016	5.00%	12/01/40 (b)	200,000	205,272
Ohio State Univ
General RB Series 2020A	5.00%	12/01/29	140,000	152,378
General RB Series 2023B	5.00%	12/01/33 (b)	80,000	89,938
Ohio Turnpike Commission
Turnpike Jr Lien RB Series 2013A2	0.00%	02/15/36 (d)	300,000	190,684
Turnpike Jr Lien RB Series 2018A	4.00%	02/15/32 (b)	125,000	126,693
Turnpike Jr Lien RB Series 2018A	5.00%	02/15/32 (b)	200,000	209,158
Turnpike Jr Lien RB Series 2018A	5.00%	02/15/33 (b)	60,000	62,613
Turnpike Jr Lien Refunding RB Series 2022A	5.00%	02/15/31	50,000	54,976
Turnpike RB Series 2021A	5.00%	02/15/46 (b)	200,000	208,348
Ohio Water Development Auth
Drinking Water Assistance Fund RB Series 2024A	5.00%	12/01/44 (b)	50,000	53,354
Drinking Water Fund RB Series 2024A	5.00%	12/01/41 (b)	200,000	217,660
Pollution Control Refunding RB Series 2023A	5.00%	12/01/25	150,000	152,257
Pollution Control Refunding RB Series 2023A	5.00%	12/01/27	20,000	21,153
RB Series 2019	5.00%	12/01/29 (b)	175,000	189,975
Water Pollution Control Loan fund RB Series 2024D	5.00%	12/01/36 (b)	55,000	61,852
Water Pollution Control RB Series 2024D	5.00%	12/01/35 (b)	100,000	113,207
Water RB Series 2018	5.00%	06/01/28 (b)	75,000	79,510
Water RB Series 2023A	5.00%	12/01/33 (b)	105,000	119,028
Water RB Series 2023C	5.00%	12/01/33 (b)	105,000	119,028
Port of Greater Cincinnati Development Auth
1st Sub Refunding RB Series 2024B	5.00%	12/01/53 (b)	100,000	102,497
Shaker Heights
GO Bonds Series 2024	5.25%	12/15/59 (b)	150,000	159,964

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of Cincinnati
General Receipts Bonds Series 2024A	5.25%	06/01/49 (b)	80,000	84,782
				5,134,668
OKLAHOMA 0.4%
Canadian Cnty Educational Facilities Auth
Educational Facilities Lease RB Series 2023A	5.25%	09/01/34 (b)	75,000	83,332
Lease RB (Mustang Public Schools) Series 2017	3.00%	09/01/29 (b)	100,000	97,232
Cleveland Cnty Educational Facilities Auth
Educational Facilities Lease RB Series 2021	4.00%	06/01/27	60,000	61,164
Oklahoma Capitol Improvement Auth
State Highway Capital Improvement RB Series 2020B	4.00%	07/01/50 (b)	100,000	91,164
Oklahoma Cnty ISD No 89
GO Bonds Series 2023A	3.00%	07/01/25	75,000	75,000
GO Bonds Series 2024A	1.25%	07/01/26	150,000	147,007
GO Bonds Series 2024A	4.00%	07/01/27	45,000	46,041
Oklahoma Grand River Dam Auth
GO Refunding Bonds Series 2016A	5.00%	06/01/28 (b)	35,000	36,083
RB Series 2023	5.00%	06/01/39 (b)	50,000	53,908
Refunding RB Series 2016A	5.00%	06/01/30 (b)	30,000	30,884
Refunding RB Series 2016A	5.00%	06/01/31 (b)	75,000	77,161
Refunding RB Series 2016A	5.00%	06/01/32 (b)	35,000	35,980
Refunding RB Series 2024A	5.00%	06/01/39 (b)	95,000	103,185
Oklahoma Industries Auth
Educational Facilities Lease RB Series 2024	5.00%	04/01/32	90,000	99,291
Oklahoma Turnpike Auth
2nd Sr RB Series 2017A	5.00%	01/01/42 (b)	25,000	25,359
2nd Sr RB Series 2017A	4.00%	01/01/47 (b)	85,000	78,417
2nd Sr RB Series 2017C	4.00%	01/01/42 (b)	350,000	341,137
2nd Sr RB Series 2018A	4.00%	01/01/48 (b)	100,000	95,023
2nd Sr RB Series 2023	5.50%	01/01/53 (b)	150,000	160,512
2nd Sr Refunding RB Series 2017D	5.00%	01/01/26	105,000	106,729
2nd Sr Refunding RB Series 2020A	5.00%	01/01/30	35,000	38,056
Turnpike System 2nd Sr Refunding RB Series 2017D	5.00%	01/01/28	75,000	79,225
Oklahoma Univ
General RB Series 2021A	5.00%	07/01/46 (b)(c)	135,000	140,037
Refunding RB Series 2024A	5.00%	07/01/49 (b)(c)	150,000	157,075
Oklahoma Water Resources Board
RB Series 2024B	4.25%	10/01/50 (b)	50,000	49,077
Revolving Fun RB Series 2021	5.00%	04/01/51 (b)	150,000	155,170
Revolving Fund RB Series 2023A	4.13%	04/01/53 (b)	200,000	184,457
Tulsa Public Facilities Auth
RB Series 2019	5.00%	06/01/25	125,000	125,396
				2,773,102
OREGON 0.5%
Beaverton SD #48J
GO Bonds Series 2022B	5.00%	06/15/52 (b)(c)	250,000	260,096
Clackamas Cnty SD #62
GO Bonds Series 2018B	5.00%	06/15/49 (b)(c)	150,000	152,731
GO Bonds Series 2025B	5.00%	06/15/49 (b)(c)	250,000	263,518

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Deschutes
GO Bonds Series 2021	3.00%	12/01/41 (b)	50,000	40,565
Gresham-Barlow SD #10Jt
GO Bonds Series 2017B	5.00%	06/15/37 (b)(c)	50,000	51,574
Hillsboro SD #1J
GO Bonds Series 2017	5.00%	06/15/38 (b)(c)	25,000	25,696
Marion & Polk Cnty SD
GO Bonds Series 2018	5.00%	06/15/37 (b)(c)	75,000	78,142
Multnomah Cnty
GO Bonds Series 2021	5.00%	06/15/29	60,000	65,086
Multnomah Cnty SD #1
GO Bonds Series 2020	5.00%	06/15/25 (c)	50,000	50,225
GO Bonds Series 2020	5.00%	06/15/28 (c)	105,000	112,004
North Clackamas SD #12
GO Bonds Series 2017A	0.00%	06/15/36 (b)(c)(d)	50,000	30,267
GO Bonds Series 2017B	5.00%	06/15/37 (b)(c)	200,000	205,526
Oregon
GO Bonds Series 2023A	5.00%	05/01/36 (b)	30,000	33,235
GO Bonds Series 2023A	5.00%	05/01/37 (b)	75,000	82,586
GO Bonds Series 2023A	5.00%	05/01/38 (b)	75,000	82,087
GO Bonds Series 2023A	5.00%	05/01/43 (b)	110,000	117,226
GO Bonds Series 2023A	5.00%	05/01/48 (b)	120,000	125,755
Oregon Dept of Admin Services
Refunding RB Series 2015D	5.00%	04/01/27 (b)	70,000	70,075
Oregon Dept of Transportation
Highway Tax Sr Lien RB Series 2017A	5.00%	11/15/25	50,000	50,710
Highway Tax Sr Lien RB Series 2022A	5.25%	11/15/47 (b)	10,000	10,677
Highway Tax Sub Lien RB Series 2020A	5.00%	11/15/40 (b)	290,000	308,356
Highway Tax Sub Lien Refunding RB Series 2019A	5.00%	11/15/36 (b)	200,000	212,659
Highway Tax Sub Lien Refunding RB Series 2024A	5.00%	11/15/34	250,000	285,795
Sub Lien Highway Tax RB Series 2023A	5.00%	11/15/42 (b)	100,000	107,047
Portland
2nd Lien Sewer System Refunding RB Series 2023A	5.00%	12/01/47 (b)	100,000	105,124
Salem-Keizer SD #24J
GO Bonds Series 2009B	0.00%	06/15/29 (c)(d)	70,000	60,606
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax RB Series 2018A	5.00%	09/01/43 (a)(b)	100,000	105,215
				3,092,583
PENNSYLVANIA 3.4%
Allegheny Cnty
GO Bonds Series C78	4.00%	11/01/45 (b)	50,000	46,382
GO Bonds Series C80	5.00%	12/01/54 (b)	150,000	155,742
Allegheny Cnty Sanitary Auth
Sewer RB Series 2018	5.00%	06/01/43 (b)	150,000	153,762
Sewer RB Series 2018	4.00%	06/01/48 (b)	70,000	64,798
Sewer RB Series 2024	4.00%	12/01/49 (b)	115,000	106,375
Delaware River Joint Toll Bridge Commission
Bridge System RB Series 2017	5.00%	07/01/42 (b)	100,000	101,929

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Delaware River Port Auth
RB Series 2013	5.00%	01/01/40 (b)	50,000	50,153
Refunding RB Series 2018B	5.00%	01/01/26	130,000	132,102
Delaware Valley Regional Finance Auth
Local Government RB Series 2002	5.75%	07/01/32	90,000	102,105
Local Government RB Series 2023A	4.00%	03/01/33 (b)	85,000	87,701
RB Series 1998A	5.50%	08/01/28 (c)	110,000	118,193
RB Series 2023A	4.00%	03/01/34 (b)	90,000	92,768
Northampton Cnty General Purpose Auth
College Refunding RB (Lafayette College) Series 2017	5.00%	11/01/34 (b)	250,000	258,323
RB Series 2024A	5.00%	11/15/34	200,000	227,044
Pennsylvania
COP Series 2018A	5.00%	07/01/43 (b)	200,000	204,213
GO Bonds 1st Series 2015	5.00%	03/15/32 (b)	220,000	220,276
GO Bonds 1st Series 2015	4.00%	03/15/35 (b)	50,000	50,020
GO Bonds 1st Series 2016	3.13%	02/01/36 (b)(c)	160,000	145,884
GO Bonds 1st Series 2018	5.00%	03/01/27	250,000	260,429
GO Bonds 1st Series 2018	5.00%	03/01/32 (b)	175,000	184,105
GO Bonds 1st Series 2018	3.75%	03/01/39 (b)(c)	100,000	98,486
Go Bonds 1st Series 2020	2.13%	05/01/40 (b)	85,000	61,378
GO Bonds 1st Series 2020	2.00%	05/01/39 (b)	230,000	166,849
GO Bonds 1st Series 2021	2.00%	05/15/38 (b)	40,000	29,625
GO Bonds 1st Series 2021	2.00%	05/15/39 (b)	25,000	18,041
GO Bonds 1st Series 2021	2.00%	05/15/41 (b)	150,000	102,532
GO Bonds 1st Series 2022	5.00%	10/01/25	200,000	202,236
GO Bonds 1st Series 2022	5.00%	10/01/28	100,000	107,177
GO Bonds 1st Series 2022	5.00%	10/01/30	75,000	82,656
GO Bonds 1st Series 2022	5.00%	10/01/34 (b)	50,000	55,417
GO Bonds 1st Series 2022	5.00%	10/01/38 (b)	150,000	162,604
GO Bonds 1st Series 2022	5.00%	10/01/40 (b)	25,000	26,945
GO Bonds 1st Series 2023	5.00%	09/01/28	110,000	117,738
GO Bonds 1st Series 2023	5.00%	09/01/30	100,000	110,094
GO Bonds 1st Series 2023	5.00%	09/01/31	500,000	556,530
GO Bonds 1st Series 2023	5.00%	09/01/32	320,000	359,205
GO Bonds 1st Series 2023	5.00%	09/01/36 (b)	250,000	276,766
GO Bonds 1st Series 2024	5.00%	08/15/29	50,000	54,287
GO Bonds 1st Series 2024	5.00%	08/15/31	65,000	72,313
GO Bonds 1st Series 2024	5.00%	08/15/33	40,000	45,167
GO Bonds 1st Series 2024	5.00%	08/15/34	175,000	198,452
GO Bonds 1st Series 2024	5.00%	08/15/37 (b)	25,000	27,855
GO Bonds 1st Series 2024	4.00%	08/15/41 (b)	200,000	194,092
GO Bonds 2nd Series 2015	4.00%	08/15/34 (b)	75,000	75,089
GO Bonds 2nd Series 2016	5.00%	09/15/25	100,000	101,014
GO Bonds 2nd Series 2016	4.00%	09/15/30 (b)	100,000	100,916
GO Bonds 2nd Series 2016	4.00%	09/15/31 (b)	35,000	35,277
GO Bonds 2nd Series 2016	4.00%	09/15/32 (b)	125,000	125,875
GO Bonds 2nd Series 2016	3.00%	09/15/33 (b)(c)	100,000	93,390
GO Bonds 2nd Series 2016	4.00%	09/15/34 (b)	25,000	25,126
GO Bonds 2nd Series 2016	3.00%	09/15/35 (b)	225,000	202,801
GO Bonds 2nd Series 2016	3.00%	09/15/36 (b)	270,000	237,000
GO Bonds Series 2018	4.00%	03/01/36 (b)	115,000	115,274

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023	4.00%	09/01/42 (b)	100,000	96,630
GO Refunding Bonds 1st Series 2015	5.00%	08/15/25	115,000	115,945
GO Refunding Bonds 1st Series 2016	5.00%	09/15/25	110,000	111,116
GO Refunding Bonds 1st Series 2016	5.00%	09/15/26	200,000	206,404
GO Refunding Bonds 1st Series 2017	5.00%	01/01/28 (b)	500,000	517,193
GO Refunding Bonds 1st Series 2019	5.00%	07/15/27	200,000	209,863
GO Refunding Bonds 1st Series 2019	5.00%	07/15/28	185,000	197,607
GO Refunding Bonds 1st Series 2019	5.00%	07/15/29	100,000	108,443
GO Refunding Bonds 1st Series 2023	5.00%	09/01/26	80,000	82,461
GO Refunding Bonds 1st Series 2023	5.00%	09/01/29	60,000	65,186
GO Refunding Bonds 1st Series 2023	5.00%	09/01/32	150,000	168,377
GO Refunding Bonds 2nd Series 2016	5.00%	01/15/27	30,000	31,171
GO Refunding Bonds 2nd Series 2016	5.00%	01/15/28 (b)	300,000	310,510
GO Refunding Bonds Series 2017	5.00%	01/01/26	120,000	122,030
GO Refunding Bonds Series 2017	5.00%	01/01/27	360,000	373,757
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2018A	4.00%	02/15/43 (b)	215,000	203,375
RB Series 2017A	4.00%	08/15/41 (b)	45,000	43,917
RB Series AT1	3.00%	06/15/45 (a)	5,000	4,178
RB Series AT1	3.00%	06/15/45 (b)	325,000	244,008
Pennsylvania Public School Building Auth
Lease RB Series 2006B	5.00%	06/01/29 (c)	75,000	80,699
Lease Refunding RB Series 2016A	5.00%	06/01/32 (b)(c)	100,000	102,701
Lease Refunding RB Series 2016A	5.00%	06/01/33 (b)(c)	170,000	174,370
School Lease Refunding RB Series 2016A	5.00%	06/01/31 (b)(c)	95,000	97,769
Pennsylvania State Turnpike Commission
RB Series 2021A	5.00%	12/01/46 (b)	125,000	129,860
RB Series 2022B	5.25%	12/01/52 (b)	250,000	263,659
Refunding RB Series 2019	5.00%	12/01/25	65,000	65,939
Sr RB Series 2021A	4.00%	12/01/51 (b)	700,000	639,812
Sr Tax RB Series 2018A	5.00%	12/01/48 (b)	100,000	102,170
Sub RB Series 2015A1	4.00%	12/01/41 (b)	110,000	106,831
Sub RB Series 2017B2	4.00%	06/01/38 (b)	125,000	123,670
Sub RB Series 2017B2	4.00%	06/01/39 (b)	100,000	98,503
Sub RB Series 2019A	5.00%	12/01/44 (b)	55,000	55,824
Sub RB Series 2021B	5.00%	12/01/46 (b)	260,000	273,233
Sub RB Series 2021B	4.00%	12/01/51 (b)	100,000	90,210
Sub Refunding RB 2nd Series 2016	5.00%	06/01/28 (b)	120,000	122,544
Sub Refunding RB 2nd Series 2017	5.00%	12/01/36 (b)	40,000	41,326
Sub Refunding RB 3rd Series 2016A	5.00%	12/01/30 (b)	190,000	195,127
Sub Refunding RB 3rd Series 2016A	3.38%	12/01/41 (b)	370,000	322,555
Sub Turnpike Refunding RB 1st Series 2024	5.00%	12/01/36 (b)	125,000	139,160
Sub Turnpike Refunding RB 2nd Series 2017	5.00%	12/01/33 (b)	50,000	51,855
Sub Turnpike Refunding RB 3rd Series 2017	5.00%	12/01/40 (b)	250,000	256,859
Turnpike RB Series 2015A1	5.00%	12/01/40 (b)	100,000	100,352
Turnpike RB Series 2015B	5.00%	12/01/45 (b)	100,000	100,403
Turnpike RB Series 2016A1	5.00%	12/01/46 (b)	250,000	251,791
Turnpike RB Series 2018A2	5.00%	12/01/43 (b)	90,000	92,541
Turnpike RB Series 2019A	5.00%	12/01/44 (b)	200,000	206,526
Turnpike RB Series 2020B	5.00%	12/01/50 (b)	265,000	272,599
Turnpike RB Series 2024C	5.00%	12/01/49 (b)	200,000	209,228

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Turnpike Refunding RB 1st Series 2024	5.00%	12/01/41 (b)	60,000	64,883
Turnpike Refunding RB 1st Series 2024	5.00%	12/01/42 (b)	75,000	80,650
Turnpike Refunding RB 2nd Series	5.00%	12/01/26	250,000	259,034
Turnpike Refunding RB Series 2022A	5.00%	12/01/32	125,000	139,250
Turnpike Sr RB Series 2015B	5.00%	12/01/40 (b)	90,000	90,427
Turnpike Sub RB Series 2016A1	5.00%	12/01/46 (b)	30,000	30,082
Turnpike Sub RB Series 2017A	4.00%	12/01/37 (b)(c)	100,000	100,038
Turnpike Sub RB Series 2017B1	5.25%	06/01/47 (b)	200,000	203,923
Turnpike Sub RB Series 2017B2	4.00%	06/01/37 (b)(c)	80,000	80,095
Turnpike Sub RB Series 2019A	4.00%	12/01/49 (b)	100,000	89,480
Turnpike Sub RB Series 2019A	4.00%	12/01/49 (b)(c)	70,000	62,766
Turnpike Sub RB Series 2021A	3.00%	12/01/42 (b)	80,000	64,939
Turnpike Sub RB Series 2021A	4.00%	12/01/43 (b)	60,000	57,628
Turnpike Sub RB Series 2021A	4.00%	12/01/46 (b)	70,000	65,416
Turnpike Sub RB Series 2021A	4.00%	12/01/50 (b)	220,000	198,550
Turnpike Sub RB Series 2024	5.00%	12/01/41 (b)	250,000	263,657
Turnpike Sub Refunding Bonds 2nd Series 2017	5.00%	12/01/31 (b)	250,000	260,108
Turnpike Sub Refunding RB 2nd Series 20126	4.00%	06/01/33 (b)	80,000	80,278
Turnpike Sub Refunding RB 2nd Series 2016	4.00%	06/01/34 (b)	50,000	50,166
Turnpike Sub Refunding RB 2nd Series 2017	5.00%	12/01/34 (b)	60,000	62,103
Pennsylvania State Univ
RB Series 2017A	5.00%	09/01/47 (b)	150,000	151,976
RB Series 2023	5.25%	09/01/48 (b)	10,000	10,708
Philadelphia
Gas RB 15th Series A	5.00%	08/01/42 (b)	150,000	153,008
Gas RB 16th Series A	5.00%	08/01/50 (b)(c)	180,000	185,756
Gas Works RB 17th Series A	5.25%	08/01/49 (b)	250,000	267,380
GO Bonds Series 2015B	4.00%	08/01/35 (b)	160,000	160,039
Water & Wastewater RB Series 2018A	5.00%	10/01/43 (b)	30,000	30,864
Water & Wastewater RB Series 2018A	5.00%	10/01/48 (b)	25,000	25,520
Water & Wastewater RB Series 2019B	5.00%	11/01/44 (b)	70,000	72,452
Water & Wastewater RB Series 2019B	5.00%	11/01/49 (b)	200,000	205,967
Water & Wastewater RB Series 2021C	5.00%	10/01/46 (b)	225,000	232,914
Water & Wastewater RB Series 2021C	4.00%	10/01/51 (b)	300,000	277,770
Water & Wastewater RB Series 2024C	5.00%	09/01/37 (b)	90,000	99,347
Water & Wastewater RB Series 2024C	5.25%	09/01/49 (b)	65,000	69,336
Philadelphia SD
GO Bonds Series 2018B	4.00%	09/01/43 (b)(c)	195,000	187,028
GO Bonds Series 2019A	5.00%	09/01/44 (b)(c)	115,000	116,783
GO Bonds Series 2019D	3.00%	09/01/44 (b)(c)	50,000	39,413
GO Bonds Series 2023A	5.50%	09/01/48 (b)(c)	100,000	107,646
GO Refunding Bonds Series 2007A	5.00%	06/01/34 (c)	125,000	137,872
GO Refunding Bonds Series 2016F	5.00%	09/01/26 (c)	20,000	20,556
GO Refunding Bonds Series 2016F	5.00%	09/01/28 (b)(c)	110,000	112,676
Philadelphia Water & Wastewater
Water & Wastewater RB Series 2018A	5.00%	10/01/53 (b)	80,000	81,401
Water & Wastewater RB Series 2023B	5.00%	09/01/28 (c)	85,000	90,579
Pittsburgh Water & Sewer Auth
RB Series B	0.00%	09/01/28 (c)(d)	15,000	13,388
RB Series B	0.00%	09/01/29 (c)(d)	15,000	12,891
Water & Sewer System Sub Refunding RB Series 2019B	5.00%	09/01/32 (c)	100,000	111,760

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pittsburgh Water & Sewer Auth Sub
Water & Sewer System Sub Refunding RB Series 2019B	4.00%	09/01/34 (b)(c)	75,000	76,354
Southeastern Pennsylvania Transportation Auth
RB Series 2022	5.25%	06/01/47 (b)	50,000	53,050
RB Series 2022	5.25%	06/01/52 (b)	250,000	263,237
Univ of Pittsburgh
GO Bonds Series 2021	4.00%	04/15/26 (b)	180,000	181,810
Higher Education RB Series 2023	5.00%	02/15/29 (b)	65,000	69,932
Higher Education RB Series 2023A	5.00%	02/15/34 (b)	300,000	339,626
Westmoreland Cnty Municipal Auth
RB Series 2016	5.00%	08/15/38 (b)(c)	45,000	45,244
				21,288,554
RHODE ISLAND 0.2%
Rhode Island Comm Corp
Grant Anticipation Bonds Series 2016B	5.00%	06/15/27 (b)	100,000	102,407
Grant Anticipation Bonds Series 2016B	5.00%	06/15/31 (b)	80,000	81,677
Rhode Island Health & Educational Building Corp
Higher Education Facilities RB (Brown Univ) Series 2017A	5.00%	09/01/29 (b)	165,000	172,735
Higher Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/48 (b)	250,000	259,668
Higher Education Facility RB (Providence College) Series 2023	5.00%	11/01/53 (b)	150,000	154,636
Rhode Island State Turnpike & Bridge Auth
Motor Vehicle Fuel Tax RB Series 2016A	5.00%	10/01/40 (b)	250,000	252,719
				1,023,842
SOUTH CAROLINA 0.8%
Charleston
Waterworks & Sewer System RB Series 2024A	5.00%	01/01/49 (b)	200,000	213,541
Charleston Educational Excellence Financing Corp
Refunding RB Series 2023	5.00%	12/01/26	75,000	77,660
Columbia
Water & Sewer System Refunding RB Series 2016B	4.00%	02/01/41 (b)	100,000	97,733
Greenville Cnty SD
Refunding RB (SD of Greenville Cnty) Series 2023	5.00%	12/01/26	75,000	77,698
Refunding RB Series 2023	5.00%	12/01/27	100,000	105,608
Horry Cnty SD
GO Bonds Series 2024	5.00%	03/01/29 (c)	165,000	177,957
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021C	5.00%	01/01/34 (b)	230,000	233,703
Rock Hill
Utility System RB Series 2024A	5.00%	01/01/54 (b)	200,000	206,341
South Carolina Public Service Auth
Obligation Refunding RB Series 2014C	4.00%	12/01/45 (b)	30,000	27,454
RB Series 2015E	5.25%	12/01/55 (b)	100,000	100,451
RB Series 2021B	5.00%	12/01/43 (b)	45,000	46,667
RB Series 2024B	5.00%	12/01/46 (b)	260,000	269,767
RB Series 2025A	5.00%	12/01/50 (b)	250,000	258,633
RB Series 2025A	5.00%	12/01/55 (b)	250,000	255,684
Refunding RB Series 2015A	5.00%	12/01/50 (b)	255,000	255,115
Refunding RB Series 2016A	5.00%	12/01/29 (b)	85,000	86,542
Refunding RB Series 2016A	5.00%	12/01/30 (b)	125,000	127,096

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016A	5.00%	12/01/37 (b)	115,000	116,078
Refunding RB Series 2016B	5.00%	12/01/46 (b)	100,000	100,604
Refunding RB Series 2020A	5.00%	12/01/31 (b)	75,000	81,446
Refunding RB Series 2020A	5.00%	12/01/32 (b)	200,000	215,355
Refunding RB Series 2020A	4.00%	12/01/40 (b)	100,000	94,947
Refunding RB Series 2020A	4.00%	12/01/42 (b)	150,000	139,815
Refunding RB Series 2020A	5.00%	12/01/43 (b)	40,000	41,286
Refunding RB Series 2022A	5.00%	12/01/31	55,000	60,577
Refunding RB Series 2022A	4.00%	12/01/52 (b)	150,000	131,645
Refunding RB Series 2024B	5.00%	12/01/37 (b)(c)	55,000	60,326
Refunding RB Series 2024B	5.00%	12/01/42 (b)(c)	25,000	26,636
Refunding RB Series 2024B	5.25%	12/01/54 (b)	200,000	208,997
Refunding RB Series 2024C	5.00%	12/01/43 (b)	45,000	47,276
Refunding Revenue Obligations Series 2022A	5.00%	12/01/44 (b)	365,000	378,008
Revenue RB Series 2016B	5.00%	12/01/37 (b)	30,000	30,399
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A	5.00%	10/01/40 (b)	25,000	25,584
Refunding RB Series 2021B	5.00%	10/01/25	105,000	106,153
Refunding RB Series 2021B	5.00%	10/01/26	50,000	51,664
Refunding RB Series 2021B	5.00%	10/01/27	50,000	52,655
Refunding RB Series 2021B	5.00%	10/01/28	180,000	192,794
Refunding RB Series 2021B	5.00%	10/01/31	25,000	27,836
Univ of South Carolina
Higher Education Facility RB (Campus Village) Series 2024	5.00%	05/01/46 (b)	50,000	52,160
				4,859,891
TENNESSEE 0.4%
Clarksville
Water Sewer & Gas RB Series 2021A	5.00%	02/01/45 (b)	35,000	36,490
Metro Government of Nashville & Davidson Cnty
Electric System RB Series 2024A	5.25%	05/15/49 (b)	150,000	161,145
GO Bonds Series 2017	4.00%	07/01/30 (b)	65,000	65,671
GO Bonds Series 2017	4.00%	07/01/34 (b)	200,000	200,488
GO Bonds Series 2018	5.00%	07/01/26	150,000	154,158
GO Bonds Series 2018	4.00%	07/01/33 (b)	125,000	126,258
GO Bonds Series 2021C	5.00%	01/01/29	50,000	53,718
GO Bonds Series 2021C	5.00%	01/01/30	50,000	54,481
GO Bonds Series 2021C	3.00%	01/01/33 (b)	50,000	47,257
GO Bonds Series 2021C	3.00%	01/01/34 (b)	125,000	116,602
GO Bonds Series 2021C	3.00%	01/01/35 (b)	55,000	50,607
GO Bonds Series 2024B	4.00%	01/01/37 (b)	55,000	56,143
GO Bonds Series 2024C	5.00%	01/01/40 (b)	115,000	125,467
GO Bonds Series 2024C	5.00%	01/01/41 (b)	35,000	37,945
GO Improvement Bonds Series 2018	5.00%	07/01/27	40,000	41,950
GO Improvement Bonds Series 2018	5.00%	07/01/30 (b)	125,000	132,256
GO Improvement Bonds Series 2021C	4.00%	01/01/31	45,000	47,064
GO Refunding Bonds Series 2016	2.50%	01/01/29 (b)	110,000	104,936
Water & Sewer RB Series 2021A	4.00%	07/01/46 (b)	125,000	115,804

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/53 (b)	50,000	52,227
Educational Facilities Refunding RB (Vanderbilt Univ) Series 2024	5.00%	10/01/34	10,000	11,399
Educational Facilities Refunding RB (Vanderbilt Univ) Series 2024	4.00%	10/01/54 (b)	100,000	92,179
Metropolitan Government Nashville & Davidson Cnty Sport Auth
Sr RB Series 2023A	5.25%	07/01/53 (b)(c)	150,000	158,134
Metropolitan Nashville Airport Auth
Sub Airport RB Series 2019A	4.00%	07/01/54 (b)	25,000	22,468
Tennessee School Bond Auth
Higher Educational Facilities 2nd Program Bonds Series 2022A	5.00%	11/01/52 (b)(c)	100,000	103,690
				2,168,537
TEXAS 10.0%
Alamo CCD
Maintenance Tax Notes Series 2022	5.00%	02/15/27	30,000	31,190
Aldine ISD
ULT GO Bonds Series 2024	4.00%	02/15/49 (b)(c)	200,000	186,964
Allen ISD
ULT GO Bonds Series 2025	4.38%	02/15/50 (b)(c)	250,000	243,906
Aubrey ISD
ULT GO Bonds Series 2022	4.00%	02/15/47 (b)(c)	200,000	185,699
Austin
Airport System RB Series 2017A	5.00%	11/15/46 (b)	150,000	151,351
Electric Utility System Refunding RB Series 2019B	5.00%	11/15/44 (b)	225,000	232,017
Electric Utility System Refunding RB Series 2020A	5.00%	11/15/50 (b)	200,000	205,911
Electric Utility System Refunding RB Series 2023	5.00%	11/15/48 (b)	15,000	15,674
Refunding Bonds Series 2015	2.95%	09/01/27 (b)	100,000	99,234
Water & Wastewater System Refunding RB Series 2016	5.00%	11/15/45 (b)	25,000	25,385
Water & Wastewater System Refunding RB Series 2022	5.00%	11/15/28	260,000	278,713
Water & Wastewater System Refunding RB Series 2022	5.00%	11/15/52 (b)	100,000	103,900
Austin CCD
LT Bonds Series 2023	5.25%	08/01/53 (b)	55,000	58,136
Austin ISD
ULT GO Bonds Series 2023	5.00%	08/01/25	75,000	75,537
ULT GO Bonds Series 2023	5.00%	08/01/48 (b)	50,000	51,337
ULT GO Bonds Series 2024	5.00%	08/01/38 (b)(c)	70,000	77,362
ULT GO Bonds Series 2024	5.00%	08/01/41 (b)(c)	430,000	460,226
ULT GO Bonds Series 2024	4.00%	08/01/44 (b)(c)	100,000	94,355
Azle ISD
ULT GO Refunding Bonds Series 2024	4.00%	02/15/49 (b)(c)	225,000	210,611
Barbers Hill ISD
ULT GO Bonds Series 2022	4.00%	02/15/41 (b)(c)	100,000	97,283
ULT GO Bonds Series 2024	4.00%	02/15/49 (b)(c)	460,000	431,874
Bastrop ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	125,000	130,224
Bexar Cnty
LT Refunding Bonds Series 2017	4.00%	06/15/41 (b)	220,000	211,981
LT Refunding Bonds Series 2017	5.00%	06/15/43 (a)(b)	415,000	425,612

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Bexar Cnty Hospital District
Certificates of Obligation Series 2020	5.00%	02/15/45 (b)	25,000	25,516
Certificates of Obligation Series 2022	4.25%	02/15/52 (b)	110,000	102,190
Certificates of Obligation Series 2023	5.00%	02/15/48 (b)	245,000	253,592
Carrollton ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	250,000	232,036
Central Texas Regional Mobility Auth
Sr Lien RB Series 2020E	4.00%	01/01/50 (b)	155,000	141,961
Sr Lien RB Series 2021B	5.00%	01/01/46 (b)	300,000	311,114
Sr Lien RB Series 2021B	4.00%	01/01/51 (b)	180,000	163,506
Sr Lien Refunding RB Series 2016	3.38%	01/01/41 (b)	145,000	124,846
Sub Lien BAN Series 2021C	5.00%	01/01/27 (b)	200,000	202,732
Chambers Cnty Justice Center Public Facilities Corp
Lease RB Series 2024	5.50%	06/01/55 (b)	25,000	26,350
Cleburne ISD
ULT GO Bonds Series 2016	5.00%	02/15/41 (b)(c)	90,000	90,944
Comal ISD
ULT GO Bonds Series 2022	4.00%	02/01/43 (b)(c)	1,000,000	951,358
ULT GO Bonds Series 2022	2.63%	02/01/47 (b)(c)	100,000	69,009
Conroe ISD
ULT GO Bonds Series 2024	5.00%	02/15/37 (b)(c)	45,000	49,817
ULT GO Bonds Series 2024	5.00%	02/15/39 (b)(c)	90,000	98,281
ULT GO Bonds Series 2024	5.00%	02/15/41 (b)(c)	365,000	392,400
ULT GO Bonds Series 2024	5.00%	02/15/43 (b)(c)	75,000	79,773
Crowley ISD
ULT GO Bonds Series 2023	4.25%	02/01/53 (b)(c)	250,000	236,248
ULT GO Bonds Series 2023	5.25%	02/01/53 (b)(c)	250,000	263,758
Cypress-Fairbanks ISD
ULT GO Bonds Series 2019A	4.00%	02/15/44 (b)(c)	140,000	132,021
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	150,000	141,062
ULT GO Bonds Series 2024B	4.00%	02/15/49 (b)(c)	400,000	375,048
ULT GO Refunding Bonds Series 2016	5.00%	02/15/26 (c)	60,000	61,156
ULT GO Refunding Bonds Series 2016	5.00%	02/15/28 (b)(c)	100,000	101,879
ULT GO Refunding Bonds Series 2023A	5.00%	02/15/27 (c)	100,000	104,078
Dallas
GO Refunding Bonds Series 2017	3.00%	02/15/33 (b)(c)	125,000	116,017
GO Refunding Bonds Series 2017	3.13%	02/15/35 (b)(c)	100,000	90,313
GO Refunding Bonds Series 2017	3.25%	02/15/37 (b)(c)	260,000	230,234
GO Refunding Bonds Series 2023A	5.00%	02/15/29	80,000	85,920
Waterworks & Sewer System Refunding RB Series 2015A	5.00%	10/01/25	100,000	101,118
Waterworks & Sewer System Refunding RB Series 2021C	3.00%	10/01/46 (b)	205,000	160,620
Waterworks & Sewer System Refunding RB Series 2023A	5.00%	10/01/47 (b)	1,000,000	1,051,618
Waterworks & Sewer System Refunding RB Series 2023A	4.00%	10/01/52 (b)	175,000	160,212
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/30 (c)	315,000	350,697
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/31 (c)	40,000	45,007
Sr Lien Sales Tax Refunding RB Series 2016A	5.00%	12/01/41 (a)(b)	50,000	50,729
Sr Lien Sales Tax Refunding RB Series 2016A	5.00%	12/01/46 (a)(b)	130,000	131,896
Sr Lien Sales Tax Refunding RB Series 2021B	4.00%	12/01/51 (b)	250,000	228,504

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Dallas ISD
ULT GO Bonds Series 2016A	3.00%	02/15/35 (b)(c)	5,000	4,583
ULT GO Bonds Series 2016A	3.00%	02/15/36 (b)(c)	350,000	316,356
ULT GO Refunding Bonds Series 2024	5.00%	02/15/49 (b)(c)	170,000	176,767
Dallas-Fort Worth International Airport
Jt Refunding RB Series 2020A	5.00%	11/01/27	295,000	310,616
Jt Refunding RB Series 2020A	5.00%	11/01/30	50,000	54,996
Jt Refunding RB Series 2020A	4.00%	11/01/34 (b)	50,000	50,924
Jt Refunding RB Series 2020A	4.00%	11/01/35 (b)	75,000	76,163
Jt Refunding RB Series 2020B	5.00%	11/01/33 (b)	130,000	140,137
Jt Refunding RB Series 2020B	4.00%	11/01/34 (b)	100,000	101,847
Jt Refunding RB Series 2021A	4.00%	11/01/46 (b)	55,000	51,622
Jt Refunding RB Series 2021B	5.00%	11/01/25	115,000	116,462
Jt Refunding RB Series 2022B	5.00%	11/01/31	50,000	55,437
Jt Refunding RB Series 2022B	5.00%	11/01/33 (b)	30,000	33,180
Jt Refunding RB Series 2022B	4.00%	11/01/41 (b)	50,000	48,597
Jt Refunding RB Series 2022B	4.00%	11/01/45 (b)	280,000	263,144
Jt Refunding RB Series 2024	5.00%	11/01/42 (b)	250,000	266,658
Refunding RB Series 2020A	5.00%	11/01/26	175,000	181,076
Refunding RB Series 2021B	4.00%	11/01/45 (b)	100,000	94,109
Refunding RB Series 2024	5.00%	11/01/36 (b)	225,000	250,259
Refunding RB Series 2024	5.00%	11/01/38 (b)	30,000	33,026
Denton ISD
ULT GO Bonds Series 2015A	5.00%	08/15/45 (a)(b)(c)	25,000	25,196
ULT GO Bonds Series 2018	5.00%	08/15/48 (b)(c)	50,000	50,772
ULT GO Bonds Series 2020	2.00%	08/15/48 (b)(c)	235,000	136,678
ULT GO Bonds Series 2023	5.00%	08/15/36 (b)(c)	100,000	110,533
ULT GO Bonds Series 2023	5.00%	08/15/40 (b)(c)	100,000	107,701
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	100,000	104,260
ULT GO Bonds Series 2023	5.00%	08/15/53 (b)(c)	100,000	103,892
Duncanville ISD
ULT GO Bonds Series 2024	5.00%	02/15/49 (b)(c)	100,000	104,048
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2021	3.00%	08/15/46 (b)(c)	25,000	19,339
ULT GO Bonds Series 2024	4.00%	08/15/54 (b)(c)	250,000	228,617
El Paso
GO Bonds Series 2016	4.00%	08/15/42 (b)	335,000	314,452
GO Bonds Series 2021B	4.00%	08/15/47 (b)	200,000	183,397
Refunding RB Series 2023	5.25%	03/01/49 (b)	60,000	63,518
Water & Sewer Refunding RB Series 2022	5.00%	03/01/52 (b)	50,000	51,055
Water & Sewer Refunding RB Series 2022A	4.00%	03/01/44 (b)	200,000	188,335
El Paso Cnty CCD
RB Series 2016	5.00%	04/01/42 (b)(c)	75,000	75,545
El Paso ISD
ULT GO Bonds Series 2019	4.00%	08/15/43 (b)(c)	70,000	65,622
Forney ISD
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	200,000	207,912
Fort Bend Cnty
ULT Road Bonds Series 2023	5.25%	03/01/53 (b)	35,000	36,964
Fort Bend Cnty Public Facility Corp
Lease RB Series 2023	5.00%	03/01/53 (b)	100,000	103,210

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fort Worth ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	200,000	186,282
Friendswood ISD
ULT GO Bonds Series 2021	2.00%	02/15/51 (b)(c)	50,000	27,578
Frisco ISD
ULT GO Refunding Bonds Series 2019	5.00%	08/15/36 (b)(c)	170,000	179,098
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/35 (b)(c)	150,000	167,390
ULT GO Bonds Series 2023A	5.00%	02/15/40 (b)(c)	10,000	10,776
ULT GO Bonds Series 2023A	5.00%	02/15/41 (b)(c)	150,000	160,597
ULT GO Bonds Series 2023A	5.00%	02/15/42 (b)(c)	110,000	116,989
ULT GO Bonds Series 2023A	5.00%	02/15/48 (b)(c)	350,000	364,626
Georgetown
Utility System RB Series 2022	4.25%	08/15/47 (b)(c)	50,000	47,507
Georgetown ISD
ULT GO Bonds Series 2023	4.13%	08/15/47 (b)(c)	150,000	143,893
ULT GO Bonds Series 2024	4.50%	02/15/49 (b)(c)	200,000	201,073
ULT GO Bonds Series 2024	5.00%	02/15/54 (b)(c)	200,000	208,218
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/45 (b)	375,000	344,293
1st Tier Toll Refunding RB Series 2020C	3.00%	10/01/50 (b)	150,000	106,473
Sub Tier Toll RB Series 2018A	5.00%	10/01/35 (b)	200,000	207,992
Sub Tier Toll RB Series 2018A	5.00%	10/01/43 (b)	75,000	76,467
Greater Texoma Utility Auth
RB Series 2023	5.00%	10/01/48 (b)(c)	150,000	155,665
RB Series 2023A	4.38%	10/01/53 (b)	150,000	142,520
Greenwood ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	150,000	136,269
Harris Cnty
Refunding Bonds Series 2022A	5.00%	10/01/26	115,000	118,896
Refunding GO Bonds Series 2023A	5.00%	09/15/48 (b)	250,000	261,435
Tax & Revenue Certificates of Obligation Series 2024	4.00%	09/15/49 (b)	50,000	46,186
Toll Road 1st Lien Refunding RB Series 2021	4.00%	08/15/50 (b)	95,000	85,245
Toll Road 1st Lien Refunding RB Series 2022A	5.00%	08/15/29	25,000	27,101
Toll Road 1st Lien Refunding RB Series 2022A	5.00%	08/15/33 (b)	60,000	66,577
Toll Road 1st Lien Refunding RB Series 2024A	5.00%	08/15/36 (b)	65,000	72,319
Toll Road 1st Lien Refunding RB Series 2024A	5.00%	08/15/39 (b)	180,000	196,114
Toll Road 1st Lien Refunding RB Series 2024A	5.00%	08/15/44 (b)	100,000	106,033
Toll Road 1st Lien Refunding RB Series 2024A	4.00%	08/15/49 (b)	200,000	184,227
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/30 (b)	45,000	46,117
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/33 (b)	100,000	102,183
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/47 (b)	25,000	25,204
Toll Road Sr Lien Refunding RB Series 2018A	5.00%	08/15/32 (b)	200,000	209,281
Toll Road Sr Lien Refunding RB Series 2018A	4.00%	08/15/48 (b)	100,000	90,796
ULT GO Refunding Bonds Series 2015A	5.00%	10/01/27 (b)	25,000	25,251
Harris Cnty Cultural Education Facilities Finance Corp
Medical Facilities RB (Baylor College of Medicine) Series 2024A	5.00%	05/15/29 (b)	100,000	106,755
Harris Cnty Flood Control District
Refunding Bonds Series 2022A	4.25%	10/01/47 (b)	300,000	292,398
Refunding Bonds Series 2023A	4.00%	09/15/48 (b)	150,000	139,759

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Harris Cnty Sports Auth
Sr Lien Refunding RB 2024A	5.00%	11/15/26	100,000	103,279
Sr Lien Refunding RB Series 2024A	5.00%	11/15/38 (b)	250,000	272,909
Hays Consolidated ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	150,000	155,584
Hidalgo Cnty
GO Bonds Series 2018A	4.00%	08/15/43 (b)	200,000	190,666
Houston
1st Lien Refunding RB Series 2019B	4.00%	11/15/44 (b)	150,000	140,085
1st Lien Refunding RB Series 2024A	5.00%	11/15/35 (b)	150,000	166,782
1st Lien Refunding RB Series 2024A	5.25%	11/15/49 (b)	275,000	293,078
Airport System Sub Lien Refunding RB Series 2018B	5.00%	07/01/29 (b)	50,000	52,963
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/37 (b)	130,000	134,822
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/38 (b)	115,000	118,952
Combined Utility System 1st Lien Refunding RB Series 2024A	5.00%	11/15/27	105,000	110,662
Go Refunding Bonds Series 2024A	5.25%	03/01/49 (b)	200,000	212,149
Public Improvement Refunding Bonds Series 2016A	5.00%	03/01/27 (b)	120,000	122,152
Public Improvement Refunding Bonds Series 2019A	5.00%	03/01/28	160,000	169,335
Public Improvement Refunding Bonds Series 2019A	5.00%	03/01/30 (b)	100,000	106,944
Refunding Bonds Series 2017A	5.00%	03/01/26	25,000	25,507
Utility System 1st Lien Refunding RB Series 2014C	5.00%	05/15/25 (b)	80,000	80,122
Utility System 1st Lien Refunding RB Series 2016B	4.00%	11/15/31 (b)	95,000	95,803
Utility System 1st Lien Refunding RB Series 2016B	5.00%	11/15/36 (b)	30,000	30,529
Utility System 1st Lien Refunding RB Series 2017B	5.00%	11/15/42 (b)	125,000	127,354
Utility System 1st Lien Refunding RB Series 2019B	5.00%	11/15/49 (b)	100,000	102,513
Utility System 1st Lien Refunding RB Series 2020A	5.00%	11/15/33 (b)	150,000	162,262
Utility System 1st Lien Refunding RB Series 2021A	4.00%	11/15/46 (b)	200,000	184,310
Utility System 1st Lien Refunding RB Series 2024A	5.00%	11/15/33	40,000	44,763
Utility System RB Series 2024A	5.00%	11/15/36 (b)	335,000	370,148
Houston Higher Education Finance Corp
RB Series 2024	5.00%	05/15/34	100,000	113,269
Houston ISD
LT GO Refunding Bonds Series 2017	5.00%	02/15/26 (c)	180,000	183,563
LT Refunding Bonds Series 2017	5.00%	02/15/28 (b)(c)	85,000	88,292
LT Refunding Bonds Series 2017	4.00%	02/15/42 (b)(c)	50,000	47,292
Hurst Euless Bedford ISD
ULT GO Bonds Series 2024	5.00%	08/15/43 (b)(c)	105,000	111,676
ULT GO Bonds Series 2024	4.00%	08/15/50 (b)(c)	100,000	92,731
Hutto
Waterworks & Sewer System Revenue Certificates of Obligation Series 2024	4.25%	08/01/54 (b)(c)	245,000	233,195
Hutto ISD
ULT GO Bonds Series 2023	5.00%	08/01/48 (b)(c)	20,000	20,878
ULT GO Bonds Series 2024	5.00%	08/01/49 (b)(c)	85,000	89,011
Judson ISD
ULT GO Bonds Series 2024	5.00%	02/01/49 (b)(c)	110,000	115,235
ULT GO Bonds Series 2024	4.00%	02/01/53 (b)(c)	85,000	78,261
Katy ISD
ULT GO Bonds Series 2017	4.00%	02/15/47 (b)(c)	100,000	92,983
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	200,000	207,446
Keller ISD
ULT GO Bonds Series 2020	4.00%	02/15/47 (b)(c)	115,000	106,756

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Klein ISD
ULT GO Bonds Series 2022	4.00%	08/01/47 (b)(c)	100,000	93,287
Lake Travis ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)	150,000	140,601
Lamar Consolidated ISD
ULT GO Bonds Series 2018	4.00%	02/15/50 (b)(c)	30,000	27,674
ULT GO Bonds Series 2022	4.00%	02/15/62 (b)(c)	200,000	177,462
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)	100,000	93,054
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)	100,000	91,619
ULT GO Bonds Series 2023	5.50%	02/15/58 (b)(c)	250,000	267,514
ULT GO Bonds Series 2023A	5.00%	02/15/53 (b)(c)	140,000	145,143
ULT GO Refunding Bonds Series 2024	4.00%	02/15/54 (b)(c)	250,000	228,611
Leander ISD
ULT GO Refunding Bonds Series 2015A	5.00%	08/15/40 (b)(c)	25,000	25,120
ULT GO Refunding Bonds Series 2016A	0.00%	08/16/42 (b)(c)(d)	350,000	152,998
Lewisville ISD
ULT GO Bonds Series 2024	5.00%	08/15/29 (c)	75,000	81,366
ULT GO Bonds Series 2024	5.00%	08/15/36 (b)(c)	100,000	110,686
ULT GO Bonds Series 2024	5.00%	08/15/39 (b)(c)	125,000	135,178
ULT GO Bonds Series 2024	5.00%	08/15/40 (b)(c)	45,000	48,465
Liberty Hill ISD
ULT GO Bonds Series 2024	4.25%	02/01/57 (b)(c)	500,000	472,060
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2018	5.00%	05/15/43 (b)	45,000	45,933
Refunding RB (LCRA Transmission Services) Series 2018	5.00%	05/15/48 (b)	150,000	151,981
Refunding RB (LCRA Transmission Services) Series 2019A	4.00%	05/15/49 (b)	80,000	72,740
Refunding RB (LCRA Transmission Services) Series 2020A	5.00%	05/15/50 (b)	100,000	101,878
Refunding RB (LCRA Transmission Services) Series 2021A	5.00%	05/15/51 (b)	240,000	245,270
Refunding RB (LCRA Transmission Services) Series 2023	5.00%	05/15/47 (b)	155,000	159,261
Refunding RB (LCRA Transmission Services) Series 2023A	5.00%	05/15/27 (c)	75,000	78,272
Refunding RB (LCRA Transmission Services) Series 2023A	5.00%	05/15/30 (c)	135,000	146,938
Refunding RB (LCRA Transmission Services) Series 2023A	5.00%	05/15/33	60,000	66,816
Refunding RB (LCRA Transmission Services) Series 2024	5.00%	05/15/49 (b)(c)	250,000	259,139
Refunding RB (LCRA Transmission Services) Series 2024	5.25%	05/15/54 (b)(c)	50,000	52,714
Lubbock
Electric Light & Power System RB Series 2021	4.00%	04/15/46 (b)	60,000	56,550
Mabank ISD
ULT GO Refunding Bonds Series 2024	4.00%	08/15/49 (b)(c)	250,000	232,425
Manor ISD
ULT GO Bonds Series 2020	3.00%	08/01/50 (b)(c)	150,000	109,064
Medina Valley ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	200,000	181,765
Melissa ISD
ULT GO Bonds Series 2024	4.00%	02/01/49 (b)(c)	300,000	278,760
Midland ISD
ULT GO Bonds Series 2024	5.00%	02/15/26 (c)	70,000	71,355
ULT GO Bonds Series 2024	4.00%	02/15/43 (b)(c)	100,000	94,751
ULT GO Bonds Series 2024	5.00%	02/15/50 (b)(c)	150,000	153,415
ULT GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	200,000	185,012
Montgomery ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	175,000	159,111

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Braunfels
Utility System Refunding RB Series 2024	4.00%	07/01/55 (b)	50,000	45,160
New Caney ISD
ULT GO Refunding Bonds Series 2023	5.00%	02/15/53 (b)(c)	125,000	129,657
North East ISD
ULT GO Refunding Bonds Series 2007	5.25%	02/01/29 (c)	200,000	216,710
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/46 (b)	250,000	248,533
North Texas Tollway Auth
1st Tier Refunding RB Series 2008D	0.00%	01/01/29 (c)(d)	140,000	122,639
1st Tier Refunding RB Series 2008D	0.00%	01/01/35 (c)(d)	255,000	173,734
1st Tier Refunding RB Series 2016A	4.00%	01/01/39 (b)	175,000	170,291
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (b)	245,000	249,564
1st Tier Refunding RB Series 2017A	5.00%	01/01/48 (b)	90,000	91,696
1st Tier Refunding RB Series 2023A	5.00%	01/01/26	120,000	121,931
1st Tier Refunding RB Series 2024A	5.00%	01/01/41 (b)	200,000	214,371
1st Tier System Refunding RB Series 2008D	0.00%	01/01/28 (c)(d)	110,000	100,088
1st Tier System Refunding RB Series 2008D	0.00%	01/01/31 (c)(d)	270,000	218,289
1st Tier System Refunding RB Series 2008D	0.00%	01/01/32 (c)(d)	100,000	77,623
1st Tier System Refunding RB Series 2008D	0.00%	01/01/36 (c)(d)	75,000	48,881
1st Tier System Refunding RB Series 2017A	5.00%	01/01/29 (b)	140,000	141,972
1st Tier System Refunding RB Series 2017A	5.00%	01/01/30 (b)	215,000	217,867
1st Tier System Refunding RB Series 2017A	5.00%	01/01/31 (b)	100,000	101,258
1st Tier System Refunding RB Series 2019A	4.00%	01/01/37 (b)	125,000	124,889
1st Tier System Refunding RB Series 2020A	3.00%	01/01/37 (b)	100,000	89,656
1st Tier System Refunding RB Series 2020A	4.00%	01/01/37 (b)	60,000	59,947
1st Tier System Refunding RB Series 2020A	3.00%	01/01/38 (b)	50,000	43,851
1st Tier System Refunding Rb Series 2022A	4.13%	01/01/40 (b)	90,000	88,638
1st Tier System Refunding RB Series 2023A	5.00%	01/01/27	225,000	233,402
1st Tier Tollway System Refunding RB Series 2008D	0.00%	01/01/30 (c)(d)	40,000	33,666
1st Tier Tollway System Refunding RB Series 2008D	0.00%	01/01/38 (c)(d)	250,000	147,691
2nd Tier Refunding RB Series 2021B	3.00%	01/01/46 (b)	60,000	44,951
2nd Tier Refunding RB Series 2022B	5.00%	01/01/26	430,000	436,791
2nd Tier System Refunding RB Series 2017B	5.00%	01/01/32 (b)	40,000	41,002
2nd Tier System Refunding RB Series 2017B	5.00%	01/01/43 (b)	205,000	207,296
2nd Tier System Refunding RB Series 2018	5.00%	01/01/48 (b)	300,000	305,148
2nd Tier System Refunding RB Series 2018	4.25%	01/01/49 (b)	50,000	46,506
2nd Tier System Refunding RB Series 2019B	5.00%	01/01/27	100,000	103,665
2nd Tier System Refunding RB Series 2019B	5.00%	01/01/29	100,000	107,069
2nd Tier System Refunding RB Series 2024B	5.00%	01/01/33	155,000	172,208
2nd Tier System Refunding RB Series 2024B	5.00%	01/01/34	100,000	111,502
2nd Tier System Refunding RB Series 2024B	5.00%	01/01/37 (b)	25,000	27,372
Northwest ISD
ULT GO Bonds Series 2022A	5.00%	02/15/48 (b)(c)	200,000	207,446
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	100,000	93,751
ULT GO Bonds Series 2024	5.00%	02/15/49 (b)(c)	200,000	208,096
Pasadena ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	100,000	104,164
ULT GO Bonds Series 2023	4.25%	02/15/53 (b)(c)	200,000	189,892
Pflugerville ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (b)	150,000	153,937

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Plano ISD
ULT GO Bonds Series 2023	5.00%	02/15/34 (b)	100,000	110,558
ULT GO Bonds Series 2023	5.00%	02/15/36 (b)	100,000	109,452
ULT GO Bonds Series 2023	5.00%	02/15/37 (b)	135,000	146,951
ULT GO Bonds Series 2023	5.00%	02/15/42 (b)	170,000	179,434
Port of Houston Auth
1st Lien RB Series 2021	5.00%	10/01/51 (b)	200,000	206,063
Prosper ISD
ULT GO Bonds Series 2022	4.00%	02/15/52 (b)(c)	150,000	138,398
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	137,651
ULT GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	100,000	91,294
ULT GO Bonds Series 2024A	4.00%	02/15/49 (b)(c)	300,000	280,815
Richardson ISD
ULT GO Bonds Series 2021	4.00%	02/15/46 (b)(c)	85,000	79,358
Rockwall ISD
ULT GO Bonds Series 2022A	5.00%	02/15/47 (b)(c)	150,000	155,024
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	250,000	229,418
Round Rock ISD
ULT GO Bonds Series 2025B	4.00%	08/01/44 (b)(c)	250,000	238,032
ULT GO Refunding Bonds Series 2019A	5.00%	08/01/30 (b)(c)	45,000	48,517
ULT GO Refunding Bonds Series 2019A	5.00%	08/01/31 (b)(c)	10,000	10,739
ULT GO Refunding Bonds Series 2019A	4.00%	08/01/32 (b)(c)	250,000	258,134
Royse City ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	50,000	52,089
Sabine-Neches Navigation District
LT Bonds Series 2022	4.63%	02/15/47 (b)	35,000	35,051
San Antonio
Electric & Gas System Refunding RB Series 2024C	5.00%	02/01/54 (b)	250,000	260,285
Electric & Gas Systems Jr Lien Refunding RB Series 2019	5.00%	02/01/34 (b)	100,000	106,473
Electric & Gas Systems Jr Lien Refunding RB Series 2019	5.00%	02/01/36 (b)	110,000	116,427
Electric & Gas Systems Jr Lien Refunding RB Series 2021A	5.00%	02/01/46 (b)	100,000	103,175
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/26	125,000	127,358
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/27 (b)	40,000	41,059
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/29 (b)	150,000	153,568
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/30 (b)	10,000	10,224
Electric & Gas Systems Refunding RB Series 2018A	5.00%	02/01/26	170,000	173,207
Electric & Gas Systems Refunding RB Series 2020	5.00%	02/01/49 (b)	200,000	205,559
Electric & Gas Systems Refunding RB Series 2023A	5.25%	02/01/42 (b)	5,000	5,366
Electric & Gas Systems Refunding RB Series 2024A	5.00%	02/01/42 (b)	155,000	164,119
Electric & Gas Systems Refunding RB Series 2024A	5.25%	02/01/44 (b)	125,000	134,306
Electric & Gas Systems Refunding RB Series 2024B	5.25%	02/01/49 (b)	50,000	53,309
Gas Systems Refunding RB Series 2024E	5.25%	02/01/49 (b)	250,000	267,875
Jr Lien Refunding RB Series 2019	5.00%	02/01/35 (b)	30,000	31,846
Water System Jr Lien Refunding RB Series 2015B	5.00%	05/15/39 (b)	100,000	100,250
Water System Jr Lien Refunding RB Series 2016C	5.00%	05/15/34 (b)	155,000	158,844
Water System Jr Lien Refunding RB Series 2018A	5.00%	05/15/48 (b)	75,000	76,250
San Antonio ISD
ULT GO Bonds Series 2022	5.00%	08/15/47 (b)(c)	100,000	104,078
ULT GO Bonds Series 2022	5.00%	08/15/52 (b)(c)	190,000	196,926

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Antonio Public Facilities Corp
Lease Revenue & Refunding Bonds Series 2012	4.00%	09/15/42 (b)	265,000	241,415
Lease Revenue & Refunding Bonds Series 2022	5.00%	09/15/33 (b)	25,000	27,354
Seguin
LT GO Bonds Series 2024	5.25%	09/01/58 (b)	200,000	210,189
Spring Branch ISD
ULT GO Bonds Series 2023	5.00%	02/01/26 (c)	20,000	20,361
Spring ISD
ULT GO Bonds Series 2023	4.00%	08/15/52 (b)	70,000	64,202
Tarrant Cnty Hospital District
LT Bonds Series 2023	5.25%	08/15/48 (b)	40,000	41,838
LT GO Bonds Series 2023	4.25%	08/15/48 (b)	200,000	188,335
Tarrant Regional Water District
Water Refunding RB Series 2024	5.00%	03/01/30	50,000	54,578
Water Refunding RB Series 2024	5.00%	03/01/34	100,000	112,901
Water Revenue & Refunding Bonds Series 2024	4.00%	03/01/54 (b)	50,000	45,112
Texas
GO Refunding Bonds Series 2015A	5.00%	10/01/36 (b)	100,000	100,603
GO Refunding Bonds Series 2017A	5.00%	10/01/30 (b)	50,000	52,435
GO Refunding Bonds Series 2017A	5.00%	10/01/33 (b)	100,000	104,205
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (b)	160,000	166,304
GO Refunding Bonds Series 2017B	5.00%	10/01/30 (b)	115,000	120,601
GO Refunding Bonds Series 2017B	5.00%	10/01/33 (b)	150,000	156,307
GO Refunding Bonds Series 2024	5.00%	04/01/29	100,000	107,908
GO Refunding Bonds Series 2024	5.00%	10/01/44 (b)	150,000	160,858
Mobility Fund Refunding GO Bonds Series 2015A	5.00%	10/01/27 (b)	100,000	101,045
Mobility Fund Refunding GO Bonds Series 2015A	3.30%	10/01/29 (b)	10,000	9,998
Mobility Fund Refunding GO Bonds Series 2017B	5.00%	10/01/31 (b)	50,000	52,352
Mobility Fund Refunding GO Bonds Series 2017B	5.00%	10/01/32 (b)	40,000	41,784
Mobility Fund Refunding GO Bonds Series 2017B	5.00%	10/01/34 (b)	50,000	51,970
Water GO Refunding Bonds Series 2022B	5.00%	08/01/41 (b)	35,000	35,081
Texas A&M Univ
RB Series 2017E	5.00%	05/15/27	100,000	104,615
RB Series 2024A	5.00%	05/15/42 (b)	150,000	161,129
RB Series 2025A	5.00%	07/01/54 (b)(e)	350,000	366,933
Revenue Financing System Bonds Series 2024A	5.00%	05/15/27	100,000	104,615
Texas State Technical College
Revenue Financing System Bonds Series 2022A	5.50%	08/01/42 (b)(c)	50,000	54,510
Texas State Univ System
Financing System Refunding RB Series 2017A	5.00%	03/15/28 (b)	185,000	192,407
Financing System Refunding RB Series 2024	5.00%	03/15/32	100,000	110,739
Refunding RB Series 2017A	5.00%	03/15/31 (b)	120,000	123,643
Refunding RB Series 2024	4.00%	03/15/49 (b)	490,000	447,081
Texas Transportation Commission
1st Tier Refunding RB Series 2020A	5.00%	08/15/39 (b)	85,000	88,751
1st Tier Refunding RB Series 2024	5.00%	04/01/25	25,000	25,000
1st Tier Refunding RB Series 2024A	5.00%	08/15/37 (b)	55,000	59,907
1st Tier State Highway Refunding RB Series 2024	5.00%	10/01/32	200,000	224,239
2nd Tier Refunding RB Series 2024C	5.00%	08/15/31	55,000	60,486
2nd Tier Refunding RB Series 2024C	5.00%	08/15/33	50,000	55,644
2nd Tier Refunding RB Series 2024C	5.00%	08/15/38 (b)	60,000	64,785

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
2nd Tier Refunding RB Series 2024C	5.00%	08/15/41 (b)	100,000	106,164
GO Mobility Fund Refunding Bonds Series 2024	5.00%	10/01/26	100,000	103,328
GO Refunding Bonds Series 2024	5.00%	10/01/25	80,000	80,862
GO Refunding Bonds Series 2024	5.00%	04/01/34 (b)	250,000	280,634
GO Refunding Bonds Series 2024	5.00%	10/01/39 (b)	135,000	148,340
Mobility Fund Refunding GO Bonds Series 2024	5.00%	10/01/31	100,000	111,408
State Highway Fund 1st Tier RB Series 2016A	5.00%	10/01/26	35,000	36,180
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/26	65,000	67,192
Turnpike System RB Series 2024C	5.00%	08/15/40 (b)	250,000	267,181
Texas Transportation Corp
Sr Lien Refunding Bonds Series 2019A	4.00%	12/31/38 (b)	260,000	249,340
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/32 (b)	105,000	110,702
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/35 (b)	170,000	177,261
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	4.00%	12/31/39 (b)	25,000	23,543
Texas Turnpike Auth
1st Tier RB Series 2002A	0.00%	08/15/26 (c)(d)	100,000	95,456
1st Tier RB Series 2002A	0.00%	08/15/27 (c)(d)	100,000	92,158
1st Tier RB Series 2002A	0.00%	08/15/29 (c)(d)	225,000	192,029
1st Tier RB Series 2002A	0.00%	08/15/30 (c)(d)	100,000	81,883
Texas Water Dev Brd
State Revolving Fund RB Series 2022	5.00%	08/01/41 (b)	120,000	127,883
State Water Implementation Fun RB Series 2018A	4.00%	10/15/34 (b)	125,000	126,197
State Water Implementation Fund RB Series 2015A	5.00%	10/15/29 (b)	40,000	40,443
State Water Implementation Fund RB Series 2015A	5.00%	10/15/30 (b)	25,000	25,272
State Water Implementation Fund RB Series 2015A	4.00%	10/15/40 (b)	135,000	129,423
State Water Implementation Fund RB Series 2015A	4.00%	10/15/45 (b)	100,000	92,856
State Water Implementation Fund RB Series 2015A	4.00%	10/15/50 (b)	25,000	22,533
State Water Implementation Fund RB Series 2016	4.00%	10/15/41 (b)	25,000	24,228
State Water Implementation Fund RB Series 2016	5.00%	10/15/46 (b)	50,000	50,591
State Water Implementation Fund RB Series 2017A	5.00%	04/15/29 (b)	100,000	104,763
State Water Implementation Fund RB Series 2017A	4.00%	10/15/35 (b)	225,000	226,170
State Water Implementation Fund RB Series 2017A	5.00%	10/15/47 (b)	150,000	152,085
State Water Implementation Fund RB Series 2018A	4.00%	10/15/37 (b)	80,000	80,004
State Water Implementation Fund RB Series 2018A	5.00%	10/15/43 (b)	200,000	204,713
State Water Implementation Fund RB Series 2018B	5.00%	04/15/30 (b)	85,000	90,444
State Water Implementation Fund RB Series 2018B	5.00%	04/15/31 (b)	5,000	5,302
State Water Implementation Fund RB Series 2018B	5.00%	10/15/32 (b)	50,000	52,782
State Water Implementation Fund RB Series 2018B	4.00%	10/15/33 (b)	115,000	116,648
State Water Implementation Fund RB Series 2018B	4.00%	10/15/36 (b)	50,000	50,193
State Water Implementation Fund RB Series 2018B	4.00%	10/15/43 (b)	175,000	165,047
State Water Implementation Fund RB Series 2018B	5.00%	04/15/49 (b)	330,000	338,277
State Water Implementation Fund RB Series 2019A	3.00%	10/15/34 (b)	125,000	114,951
State Water Implementation Fund RB Series 2019A	3.00%	10/15/35 (b)	100,000	90,754
State Water Implementation Fund RB Series 2019A	4.00%	10/15/36 (b)	35,000	35,301
State Water Implementation Fund RB Series 2019A	4.00%	10/15/37 (b)	225,000	226,130
State Water Implementation Fund RB Series 2019A	4.00%	10/15/49 (b)	150,000	137,102
State Water Implementation Fund RB Series 2020	4.00%	10/15/45 (b)	70,000	65,206
State Water Implementation Fund RB Series 2022	4.45%	10/15/36 (b)	50,000	52,192
State Water Implementation Fund RB Series 2022	4.55%	10/15/38 (b)	40,000	41,551
State Water Implementation Fund RB Series 2022	4.65%	10/15/40 (b)	175,000	181,454
State Water Implementation Fund RB Series 2022	4.75%	10/15/42 (b)	135,000	139,278

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Water Implementation Fund RB Series 2022	5.00%	10/15/47 (b)	200,000	208,670
State Water Implementation Fund RB Series 2022	4.80%	10/15/52 (b)	500,000	512,811
State Water Implementation Fund RB Series 2022	5.00%	10/15/57 (b)	150,000	154,988
State Water Implementation Fund RB Series 2023A	5.00%	10/15/37 (b)	30,000	32,944
State Water Implementation Fund RB Series 2023A	4.60%	10/15/39 (b)	225,000	234,139
State Water Implementation Fund RB Series 2023A	4.88%	10/15/48 (b)	30,000	30,814
State Water Implementation Fund RB Series 2023A	5.25%	10/15/51 (b)	130,000	137,686
State Water Implementation Fund RB Series 2023A	5.00%	10/15/58 (b)	150,000	155,426
State Water Implementation Fund RB Series 2024A	5.00%	10/15/40 (b)	105,000	114,663
State Water Implementation Fund RB Series 2024A	4.00%	10/15/42 (b)	150,000	145,218
State Water Implementation Fund RB Series 2024A	5.00%	10/15/49 (b)	150,000	157,449
State Water Implementation Fund RB Series 2024A	4.38%	10/15/59 (b)	225,000	219,123
Trinity River Auth
Refunding RB Series 2020	3.00%	08/01/31 (b)	150,000	145,640
Wastewater System Refunding RB Series 2017	5.00%	08/01/28 (b)	35,000	36,644
Univ of Houston
Consolidated Refunding RB Series 2017A	5.00%	02/15/36 (b)	55,000	55,748
Univ of Texas
Financing System RB Series 2016B	5.00%	08/15/26	55,000	56,700
Financing System RB Series 2016E	5.00%	08/15/26	50,000	51,545
Financing System RB Series 2016J	5.00%	08/15/26	175,000	180,409
Financing System RB Series 2017B	3.38%	08/15/44 (b)	80,000	67,229
Financing System RB Series 2019B	5.00%	08/15/49	300,000	329,687
Financing System RB Series 2020A	5.00%	08/15/30	150,000	165,283
Financing System RB Series 2020C	5.00%	08/15/31	145,000	161,670
Financing System RB Series 2021A	4.00%	08/15/35 (b)	50,000	50,772
Financing System RB Series 2021A	2.25%	08/15/46 (b)	65,000	43,216
Financing System RB Series 2022A	3.25%	08/15/52 (b)	50,000	38,000
Financing System RB Series 2023A	5.00%	08/15/33 (b)	60,000	66,676
Financing System RB Series 2023A	5.00%	08/15/34 (b)	200,000	221,152
Financing System RB Series 2024A	5.00%	08/15/26	200,000	206,182
Financing System RB Series 2024A	5.00%	08/15/35 (b)	80,000	90,445
Financing System RB Series 2024A	4.13%	08/15/54 (b)	90,000	84,957
Financing System RB Series 2024B	5.00%	08/15/41 (b)	130,000	140,419
Financing System RB Series 2024B	5.00%	08/15/42 (b)	105,000	112,627
Financing System RB Series 2024B	4.00%	08/15/54 (b)	165,000	152,146
Financing System Refunding RB Series 2019A	5.00%	08/15/32 (b)	25,000	26,815
Financing System Refunding RB Series 2019A	5.00%	08/15/34 (b)	235,000	250,567
RB Series 2024B	5.00%	07/01/33	35,000	39,732
RB Series 2024B	5.00%	07/01/38 (b)	120,000	132,289
Revenue Financing System Bonds Series 2019B	5.00%	08/15/29	130,000	141,313
Univ Fund Bond Series 2024A	5.00%	07/01/39 (b)	100,000	109,515
Univ Fund Bonds Series 2022A	5.00%	07/01/32 (c)	75,000	84,170
Univ Fund Bonds Series 2023A	5.00%	07/01/32 (c)	50,000	56,252
Univ Fund Bonds Series 2023A	5.00%	07/01/40 (b)(c)	150,000	161,636
Univ Fund Bonds Series 2023A	4.00%	07/01/41 (b)(c)	280,000	274,150
Univ Fund Bonds Series 2024A	5.00%	07/01/35 (b)(c)	100,000	112,819
Univ Fund Bonds Series 2024A	5.00%	07/01/36 (b)(c)	200,000	223,793
Univ Fund Bonds Series 2024A	5.00%	07/01/38 (b)	55,000	60,632
Univ Fund Bonds Series 2024B	5.00%	07/01/35	205,000	234,429
Univ Fund Bonds Series 2024B	5.00%	07/01/37 (b)(c)	330,000	366,752

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ Fund Bonds Series 2025A	5.00%	07/01/39 (e)	200,000	227,597
Univ Fund Refunding Bonds Series 2006B	5.25%	07/01/28 (c)	100,000	107,519
Univ of Texas Permanent Univ Fund
Refunding Bonds Series 2006B	5.25%	07/01/26	15,000	15,473
Waxahachie ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	150,000	156,599
ULT GO Bonds Series 2023	4.25%	02/15/53 (b)(c)	350,000	331,782
ULT GO Bonds Series 2024	4.00%	02/15/49 (b)(c)	30,000	28,087
Weslaco ISD
ULT GO Bonds Series 2024	4.13%	02/15/49 (b)(c)	110,000	103,604
West Harris Cnty Regional Water Auth
Water System Refunding RB Series 2021	3.50%	12/15/46 (b)(c)	75,000	63,691
White Settlement ISD
ULT GO Bonds Series 2022	4.00%	08/15/52 (b)(c)	200,000	184,024
Wylie ISD
ULT GO Bonds Series 2024	5.25%	08/15/49 (b)(c)	225,000	239,779
Ysleta ISD
ULT GO Bonds Series 2020	4.00%	08/15/50 (b)(c)	100,000	92,178
				61,661,090
UTAH 0.6%
Intermountain Power Agency
Power Supply RB Series 2022A	5.00%	07/01/31	150,000	163,354
Power Supply RB Series 2022A	5.00%	07/01/34 (b)	90,000	96,505
Power Supply RB Series 2022A	5.00%	07/01/39 (b)	240,000	253,669
Power Supply RB Series 2022A	5.00%	07/01/41 (b)	100,000	104,628
Power Supply RB Series 2022A	5.00%	07/01/43 (b)	125,000	130,086
Power Supply RB Series 2022A	5.00%	07/01/44 (b)	115,000	119,299
Power Supply RB Series 2022A	5.00%	07/01/45 (b)	190,000	196,541
Power Supply RB Series 2023A	5.00%	07/01/28	100,000	105,536
Power Supply RB Series 2023A	5.00%	07/01/32	100,000	109,708
Power Supply RB Series 2023A	5.00%	07/01/36 (b)	70,000	75,258
Power Supply RB Series 2023A	5.00%	07/01/37 (b)	110,000	117,538
Salt Lake City
Airport RB Series 2017B	5.00%	07/01/42 (b)	100,000	101,609
Airport RB Series 2017B	5.00%	07/01/47 (b)	25,000	25,263
Airport RB Series 2021B	5.00%	07/01/46 (b)	75,000	77,782
Univ of Utah
General RB Series 2023B	5.25%	08/01/53 (b)	40,000	42,195
RB Series 2022B	5.00%	08/01/38 (b)	20,000	21,555
Utah
GO Bonds Series 2020	5.00%	07/01/28	20,000	21,395
GO Bonds Series 2020	5.00%	07/01/29 (b)	100,000	107,540
GO Bonds Series 2020	5.00%	07/01/30 (b)	50,000	53,635
GO Bonds Series 2020	5.00%	07/01/31 (b)	200,000	213,524
GO Bonds Series 2020B	5.00%	07/01/27	25,000	26,258
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (b)	150,000	137,231
General RB Series 2022A	5.00%	08/01/46 (b)	125,000	129,915

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Utah Telecommunication Open Infrastructure Agency
Sales Tax & Telecommunications Refunding RB Series 2022	5.25%	06/01/37 (b)	40,000	43,851
Sales Tax & Telecommunications Refunding RB Series 2022	4.38%	06/01/40 (b)	150,000	152,390
Utah Transit Auth
Sales Tax Refunding RB Series 2015A	5.00%	06/15/30 (a)(b)	130,000	130,552
Sales Tax Refunding RB Series 2015A	5.00%	06/15/31 (a)(b)	100,000	100,425
Sales Tax Refunding RB Series 2015A	5.00%	06/15/38 (a)(b)	250,000	251,062
Sub Sales Tax Refunding RB Series 2018	4.00%	12/15/41 (b)	115,000	109,843
Sub Sales Tax Refunding RB Series 2024	5.00%	06/15/39 (b)	150,000	164,261
Sub Sales Tax Refunding RB Series 2024	5.00%	06/15/40 (b)	200,000	218,185
				3,600,593
VIRGINIA 1.1%
Alexandria
GO Bond Series 2019A	3.00%	07/15/46 (b)(c)	250,000	196,925
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (b)	150,000	150,520
Chesterfield Cnty Economic Development Auth
RB Series 2024	5.00%	04/01/48 (b)	60,000	63,022
Fairfax Cnty
Refunding Bonds Series 2016A	4.00%	10/01/27 (b)	75,000	75,899
Hampton Roads Transportation Commission
Intermediate Lien BAN Series 2023A	5.00%	07/01/27	50,000	52,404
Sr Lien RB Series 2018A	5.00%	07/01/52 (a)(b)	110,000	116,467
Sr Lien RB Series 2020A	4.00%	07/01/45 (b)	25,000	24,021
Sr Lien RB Series 2020A	4.00%	07/01/50 (b)	100,000	91,321
Sr Lien RB Series 2020A	5.00%	07/01/60 (b)	145,000	148,380
Sr Lien RB Series 2022A	4.00%	07/01/52 (b)	300,000	274,868
Sr Lien RB Series 2022A	4.00%	07/01/57 (b)	110,000	100,767
Richmond
Public Utility Refunding RB Series 2016A	5.00%	01/15/28 (a)(b)	130,000	132,261
Public Utility Refunding RB Series 2016A	5.00%	01/15/33 (a)(b)	225,000	228,914
Univ of Virginia
General RB Series 2019B	5.00%	09/01/49 (b)	100,000	103,568
General Refunding RB Series 2015A2	5.00%	04/01/45 (b)	75,000	75,086
General Refunding RB Series 2017A	5.00%	04/01/38 (b)	80,000	82,292
General Refunding RB Series 2017A	5.00%	04/01/42 (b)	150,000	153,290
General Refunding RB Series 2017A	5.00%	04/01/47 (b)	25,000	25,452
Virginia College Building Auth
Educational Facilities RB (21st Century College & Equipment Program) Series 2023A	5.00%	02/01/27	135,000	140,617
Educational Facilities RB (21st Century College & Equipment) 2023A	5.00%	02/01/30	150,000	163,977
Educational Facilities RB Series 2017C	5.00%	02/01/30 (b)	100,000	103,267
Educational Facilities RB Series 2017C	3.00%	02/01/35 (b)	100,000	92,450
Educational Facilities RB Series 2019A	3.00%	02/01/37 (b)	105,000	92,826
Educational Facilities RB Series 2019A	3.00%	02/01/39 (b)	50,000	42,771
Educational Facilities RB Series 2021A	3.00%	02/01/36 (b)	175,000	157,696
Educational Facilities RB Series 2021A	4.00%	02/01/37 (b)	125,000	125,383
Educational Facilities RB Series 2022A	5.00%	02/01/36 (b)	85,000	93,018
Educational Facilities RB Series 2022A	5.00%	02/01/37 (b)	95,000	103,431
Educational Facilities RB Series 2022A	5.25%	02/01/41 (b)	40,000	43,257
Educational Facilities RB Series 2023A	5.00%	02/01/35 (b)	70,000	78,041

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Educational Facilities RB Series 2023A	5.00%	02/01/37 (b)	55,000	60,503
Educational Facilities RB Series 2023A	5.00%	02/01/38 (b)	100,000	109,343
Educational Facilities RB Series 2023A	5.00%	02/01/41 (b)	25,000	26,873
Educational Facilities RB Series 2023A	5.25%	02/01/42 (b)	25,000	27,215
Educational Facilities Refunding RB (21st Century College & Equipment) 2023B	5.00%	02/01/30	120,000	131,182
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/26	250,000	254,779
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/27	165,000	171,865
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/28	85,000	90,113
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/29 (b)	200,000	210,944
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/30 (b)	50,000	52,570
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/31	120,000	132,835
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/32	55,000	61,484
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/33	80,000	90,221
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/35 (b)	190,000	211,827
Virginia Public Building Auth
Public Facilities RB Series 2021A1	5.00%	08/01/33 (b)	35,000	38,633
Public Facilities RB Series 2021A2	4.00%	08/01/34 (b)	45,000	46,300
Public Facilities RB Series 2021A2	4.00%	08/01/35 (b)	100,000	102,258
Public Facilities RB Series 2021A2	4.00%	08/01/37 (b)	100,000	100,893
Public Facilities RB Series 2021A2	4.00%	08/01/39 (b)	165,000	164,421
Public Facilities RB Series 2022A	5.00%	08/01/37 (b)	100,000	108,865
Public Facilities Refunding RB Series 2016B	5.00%	08/01/26	100,000	102,992
Virginia Public School Auth
Refunding Bonds Series 2015A	5.00%	08/01/28 (b)	50,000	50,337
Refunding RB Series 2015A	5.00%	08/01/25	100,000	100,733
Virginia Resources Auth
Infrastructure RB Series 2016C	4.00%	11/01/41 (b)	10,000	9,779
Virginia Transportation Board
Transportation Grant Anticipation Refunding RB Series 2017	5.00%	09/15/27	180,000	189,573
Transportation Refunding RB Series 2017A	5.00%	05/15/26	100,000	102,586
Transportation Refunding RB Series 2017A	5.00%	05/15/27	25,000	26,159
Transportation Refunding RB Series 2017A	5.00%	05/15/28 (b)	350,000	368,577
Transportation Refunding RB Series 2017A	5.00%	05/15/31 (b)	100,000	104,368
Transportation Refunding RB Series 2022	5.00%	05/15/32	105,000	117,919
Transportation Refunding RB Series 2022	4.00%	05/15/35 (b)	70,000	72,422
				6,770,760
WASHINGTON 3.1%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/26	325,000	336,336
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/27	130,000	137,048
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/29 (a)(b)	155,000	157,116
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/32 (b)	100,000	110,897
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/34 (b)	85,000	93,397
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	3.00%	11/01/36 (b)	50,000	44,970
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	5.00%	11/01/36 (b)	250,000	270,896
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	4.00%	11/01/40 (b)	85,000	84,215
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	4.00%	11/01/46 (b)	100,000	92,594
Sales Tax Refunding Bonds Series 2015S1	5.00%	11/01/30 (a)(b)	250,000	253,412
Sales Tax Refunding Bonds Series 2015S1	5.00%	11/01/31 (a)(b)	140,000	141,911
Sales Tax Refunding Bonds Series 2015S1	4.00%	11/01/33 (a)(b)	140,000	141,106

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sales Tax Refunding Bonds Series 2015S1	5.00%	11/01/36 (a)(b)	55,000	55,751
Sales Tax Refunding Bonds Series 2015S1	5.00%	11/01/45 (a)(b)	790,000	800,783
Douglas Cnty Public Utility District No 1
Wells Hydroelectric RB Series 2022B	3.00%	09/01/52 (b)	100,000	74,512
Edmonds SD #15
ULT GO Refunding Bonds Series 2024	5.00%	12/01/40 (b)(c)	50,000	54,369
Energy Northwest
Electric Refunding RB Series 2015A	5.00%	07/01/25	115,000	115,590
Electric Refunding RB Series 2015C	5.00%	07/01/25	50,000	50,257
Electric Refunding RB Series 2016A	5.00%	07/01/25	90,000	90,462
Electric Refunding RB Series 2016A	5.00%	07/01/27 (b)	245,000	251,258
Electric Refunding RB Series 2016A	5.00%	07/01/28 (b)	165,000	169,215
Electric Refunding RB Series 2017A	5.00%	07/01/25	145,000	145,744
Electric Refunding RB Series 2017A	5.00%	07/01/26	175,000	179,960
Electric Refunding RB Series 2017A	5.00%	07/01/28 (b)	125,000	130,745
Electric Refunding RB Series 2017A	5.00%	07/01/33 (b)	35,000	36,299
Electric Refunding RB Series 2018C	5.00%	07/01/27	90,000	94,388
Electric Refunding RB Series 2018C	5.00%	07/01/28	175,000	186,921
Electric Refunding RB Series 2018C	5.00%	07/01/34 (b)	200,000	209,846
Electric Refunding RB Series 2019A	5.00%	07/01/36 (b)	130,000	137,441
Electric Refunding RB Series 2019A	5.00%	07/01/37 (b)	85,000	89,553
Electric Refunding RB Series 2020A	5.00%	07/01/36 (b)	40,000	42,880
Electric Refunding RB Series 2021A	5.00%	07/01/41 (b)	70,000	74,228
Electric Refunding RB Series 2021A	4.00%	07/01/42 (b)	480,000	453,312
Electric Refunding RB Series 2023A	4.00%	07/01/30	25,000	26,160
Electric Refunding RB Series 2023A	5.00%	07/01/34 (b)	200,000	224,013
Electric Refunding RB Series 2023A	5.00%	07/01/35 (b)	100,000	111,388
Electric Refunding RB Series 2023A	5.00%	07/01/36 (b)	80,000	88,568
Electric Refunding RB Series 2023A	5.00%	07/01/39 (b)	290,000	315,690
Electric Refunding RB Series 2024A	5.00%	07/01/35 (b)	225,000	253,272
Electric Refunding RB Series 2024A	5.00%	07/01/38 (b)	50,000	55,162
Electric Refunding RB Series 2024A	5.00%	07/01/39 (b)	100,000	109,679
Franklin Cnty SD #1
ULT GO Refunding Bonds Series 2023	4.00%	12/01/28 (c)	50,000	52,013
ULT GO Refunding Bonds Series 2023	5.50%	12/01/40 (b)(c)	45,000	50,433
ULT GO Refunding Bonds Series 2023	4.25%	12/01/42 (b)(c)	25,000	25,127
Issaquah SD #411
ULT GO Bonds Series 2016	4.00%	12/01/31 (b)(c)	50,000	50,284
King Cnty
LT GO Refunding Bonds Series 2017	4.00%	07/01/30 (b)	30,000	30,562
LT GO Refunding Bonds Series 2021A	4.00%	01/01/27	130,000	132,942
LT GO Refunding Bonds Series 2021A	5.00%	01/01/30	25,000	27,310
LT GO Refunding Bonds Series 2021A	5.00%	01/01/31	50,000	55,238
Sewer Refunding RB Series 2016B	4.00%	07/01/30 (b)	235,000	237,213
Sewer Refunding RB Series 2016B	4.00%	07/01/31 (b)	80,000	80,627
Sewer Refunding RB Series 2024A	5.00%	01/01/36 (b)	100,000	112,499
King Cnty Public Hospital District #2
LT GO Bonds Series 2020A	4.00%	12/01/45 (b)	100,000	89,239
King Cnty SD #403 Renton
ULT GO Bonds Series 2023	4.00%	12/01/40 (b)(c)	45,000	44,493

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lake Washington SD #414
ULT GO Refunding Bonds Series 2020	4.00%	12/01/29 (c)	95,000	99,118
Northshore SD #417
ULT GO Bonds Series 2018	5.00%	12/01/35 (b)(c)	100,000	104,498
ULT GO Refunding Bonds Series 2022	5.00%	12/01/39 (b)(c)	110,000	118,145
ULT GO Refunding Bonds Series 2024	5.00%	12/01/39 (b)(c)	150,000	163,225
Seattle
GO RB Series 2014	4.00%	09/01/44 (b)	100,000	93,335
Light & Power RB Series 2015A	4.00%	05/01/45 (b)	150,000	138,683
Light & Power Refunding RB Series 2022	5.00%	07/01/47 (b)	100,000	104,287
Light & Power Refunding RB Series 2023A	5.00%	03/01/31	50,000	55,231
Refunding RB Series 2014	4.00%	05/01/44 (b)	125,000	115,532
Snohomish Cnty Public Utility District #1
Electric System RB Series 2015	5.00%	12/01/40 (b)	100,000	100,475
Spokane SD #81
ULT GO Bonds Series 2019	5.00%	12/01/36 (b)(c)	200,000	210,275
ULT GO Refunding Bonds Series 2021	4.00%	12/01/38 (b)(c)	20,000	20,075
Tacoma
Electric System Refunding RB Series 2013A	4.00%	01/01/42 (b)	100,000	93,902
Tacoma SD #10
ULT GO Bonds Series 2020B	4.00%	12/01/41 (b)(c)	145,000	141,387
Univ of Washington
RB Series 2012C	3.13%	07/01/42 (b)	240,000	240,017
Washington
GO Bonds Series 2017D	5.00%	02/01/38 (b)	145,000	148,651
GO Bonds Series 2018A	5.00%	08/01/42 (b)	25,000	25,570
GO Bonds Series 2020A	5.00%	08/01/38 (b)	200,000	210,538
GO Bonds Series 2020A	5.00%	08/01/43 (b)	255,000	264,391
GO Bonds Series 2020C	5.00%	02/01/35 (b)	165,000	176,820
GO Bonds Series 2020C	5.00%	02/01/36 (b)	125,000	133,618
GO Bonds Series 2020C	5.00%	02/01/38 (b)	30,000	31,796
GO Bonds Series 2020C	5.00%	02/01/40 (b)	160,000	167,889
GO Bonds Series 2020C	5.00%	02/01/41 (b)	150,000	156,653
GO Bonds Series 2020C	5.00%	02/01/42 (b)	200,000	208,213
GO Bonds Series 2021A	5.00%	08/01/40 (b)	150,000	158,004
GO Bonds Series 2021A	5.00%	08/01/41 (b)	100,000	104,861
GO Bonds Series 2021A	5.00%	08/01/44 (b)	95,000	98,766
GO Bonds Series 2021C	5.00%	02/01/41 (b)	50,000	52,627
GO Bonds Series 2021C	5.00%	02/01/45 (b)	120,000	124,787
GO Bonds Series 2022A	5.00%	08/01/37 (b)	30,000	32,389
GO Bonds Series 2022A	5.00%	08/01/40 (b)	155,000	164,852
GO Bonds Series 2022A	5.00%	08/01/43 (b)	25,000	26,238
GO Bonds Series 2022A	5.00%	08/01/44 (b)	150,000	156,924
GO Bonds Series 2022C	5.00%	02/01/33 (b)	30,000	33,358
GO Bonds Series 2022C	5.00%	02/01/41 (b)	30,000	31,883
GO Bonds Series 2022C	5.00%	02/01/44 (b)	45,000	47,216
GO Bonds Series 2022C	5.00%	02/01/45 (b)	20,000	20,916
GO Bonds Series 2022C	5.00%	02/01/46 (b)	55,000	57,362
GO Bonds Series 2023A	5.00%	08/01/31	100,000	111,204
GO Bonds Series 2023A	5.00%	08/01/33 (b)	120,000	133,819
GO Bonds Series 2023A	5.00%	08/01/40 (b)	125,000	134,034

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023A	5.00%	08/01/41 (b)	135,000	143,957
GO Bonds Series 2023A	5.00%	08/01/46 (b)	60,000	62,742
GO Bonds Series 2023A	5.00%	08/01/47 (b)	250,000	260,479
GO Bonds Series 2023B	5.00%	02/01/44 (b)	50,000	52,768
GO Bonds Series 2023B	5.00%	02/01/46 (b)	165,000	172,963
GO Bonds Series 2023B	5.00%	02/01/47 (b)	85,000	88,722
GO Bonds Series 2024A	5.00%	08/01/35 (b)	25,000	27,860
GO Bonds Series 2024A	5.00%	08/01/36 (b)	55,000	60,953
GO Bonds Series 2024A	5.00%	08/01/39 (b)	250,000	272,200
GO Bonds Series 2024A	5.00%	08/01/44 (b)	250,000	264,606
GO Bonds Series 2024C	5.00%	02/01/38 (b)	30,000	33,060
GO Bonds Series 2024C	5.00%	02/01/39 (b)	25,000	27,416
GO Bonds Series 2024C	5.00%	02/01/49 (b)	35,000	36,561
GO Bonds Series 2025A	5.00%	08/01/36 (b)	30,000	33,552
GO Bonds Series 2025A	5.00%	08/01/48 (b)	250,000	262,371
GO Bonds Series 2025C	5.00%	02/01/40 (b)	10,000	10,926
GO Bonds Series 2025C	5.00%	02/01/44 (b)	115,000	122,691
GO Refunding Bonds Series R2016B	5.00%	07/01/29 (b)	80,000	81,198
GO Refunding Bonds Series R-2016B	5.00%	07/01/33 (b)	150,000	151,932
GO Refunding Bonds Series R2017A	5.00%	08/01/28 (b)	165,000	169,426
GO Refunding Bonds Series R2017A	5.00%	08/01/31 (b)	175,000	179,070
GO Refunding Bonds Series R2018C	5.00%	08/01/27	60,000	63,027
GO Refunding Bonds Series R2018C	5.00%	08/01/30 (b)	115,000	120,076
GO Refunding Bonds Series R2018C	5.00%	08/01/33 (b)	20,000	20,796
GO Refunding Bonds Series R2018C	5.00%	08/01/34 (b)	155,000	160,954
GO Refunding Bonds Series R-2018C	5.00%	08/01/29 (b)	250,000	261,381
GO Refunding Bonds series R2018D	5.00%	08/01/31 (b)	100,000	104,276
GO Refunding Bonds Series R2018D	5.00%	08/01/27	150,000	157,568
GO Refunding Bonds Series R2018D	5.00%	08/01/30 (b)	15,000	15,662
GO Refunding Bonds Series R2020C	5.00%	07/01/25	250,000	251,365
GO Refunding Bonds Series R2022C	5.00%	07/01/25	30,000	30,164
GO Refunding Bonds Series R2022C	4.00%	07/01/27	195,000	200,282
GO Refunding Bonds Series R2022C	4.00%	07/01/28	160,000	165,458
GO Refunding Bonds Series R2023A	5.00%	08/01/28	100,000	106,957
GO Refunding Bonds Series R2023A	5.00%	08/01/35 (b)	150,000	167,159
GO Refunding Bonds Series R-2023A	5.00%	08/01/26	500,000	514,960
GO Refunding Bonds Series R2024C	5.00%	08/01/29	25,000	27,118
GO Refunding Bonds Series R2025B	5.00%	07/01/28	80,000	85,450
GO Refunding Bonds Series R2025B	5.00%	07/01/31	200,000	222,204
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2016C	5.00%	07/01/32 (b)	85,000	86,095
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2021A	5.00%	06/01/41 (b)	10,000	10,475
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	5.00%	07/01/25	200,000	201,092
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/27	10,000	10,266
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/28	130,000	134,435
Motor Vehicle Fuel Tax Go Refunding Bonds Series R2023B	5.00%	07/01/37 (b)	300,000	330,303
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2023B	5.00%	07/01/30	10,000	10,981
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2023B	5.00%	07/01/36 (b)	35,000	38,775
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2023B	5.00%	07/01/34 (b)	80,000	89,590
Motor Vehicle Fuel Tax Go Refunding Bonds Series R2024C	5.00%	08/01/31	125,000	139,005
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2024C	5.00%	08/01/25	25,000	25,183
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2024C	5.00%	08/01/37 (b)	45,000	50,021

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2024C	5.00%	08/01/40 (b)	80,000	87,096
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2024C	5.00%	08/01/38 (b)	100,000	110,434
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2025C	5.00%	07/01/29	50,000	54,170
Washington Biomedical Research Properties 3.2
Lease RB Series 2015A	4.00%	01/01/48 (b)	20,000	18,316
Washington Convention Center Public Facilities District
Lodging Tax Bonds Series 2018	4.00%	07/01/58 (b)	160,000	137,293
Lodging Tax Bonds Series 2018	5.00%	07/01/58 (b)	100,000	100,932
Sub Lodging Tax Bonds Series 2018	4.00%	07/01/58 (b)	50,000	41,755
				19,157,415
WEST VIRGINIA 0.1%
West Virginia Parkways Auth
Sr Lien RB Series 2021	5.00%	06/01/47 (b)	190,000	197,933
Sr Lien Turnpike Toll RB Series 2018	4.00%	06/01/47 (b)	150,000	137,237
				335,170
WISCONSIN 0.5%
Mount Pleasant
Tax Increment RB Series 2018A	5.00%	04/01/43 (b)	50,000	51,126
Wisconsin
General Refunding Bonds Series 2019A	5.00%	05/01/26 (a)	60,000	61,448
GO Bonds Series 2017B	5.00%	05/01/38 (b)	50,000	50,079
GO Refunding Bonds Series 2016-2	5.00%	11/01/25	310,000	314,141
GO Refunding Bonds Series 2017-1	5.00%	11/01/26	140,000	145,104
GO Refunding Bonds Series 2017-1	5.00%	11/01/27 (b)	100,000	104,502
GO Refunding Bonds Series 2017-1	5.00%	11/01/28 (b)	145,000	151,306
GO Refunding Bonds Series 2017-2	5.00%	11/01/27 (b)	190,000	198,553
GO Refunding Bonds Series 2017-3	5.00%	11/01/27 (b)	440,000	459,808
GO Refunding Bonds Series 2021-1	5.00%	05/01/27	30,000	31,392
GO Refunding Bonds Series 2022-4	5.00%	05/01/30	65,000	71,487
GO Refunding Bonds Series 2023-2	5.00%	05/01/31	50,000	55,655
GO Refunding Bonds Series 2023-2	5.00%	05/01/33	140,000	158,834
GO Refunding Bonds Series 2023-2	5.00%	05/01/34 (b)	105,000	118,688
GO Refunding Bonds Series 2023-2	5.00%	05/01/37 (b)	45,000	49,919
GO Refunding Bonds Series 2023-2	5.00%	05/01/38 (b)	100,000	110,106
GO Refunding Bonds Series 2024-1	5.00%	05/01/32	100,000	112,468
GO Refunding Bonds Series 2024-1	5.00%	05/01/35 (b)	30,000	34,121
GO Refunding Bonds Series 2025-2	5.00%	05/01/27	20,000	20,928
RB Series 2024A	5.00%	06/01/33 (b)	60,000	67,695
Refunding Bonds Series 2019A	5.00%	05/01/27 (a)	200,000	209,073
Transportation RB Series 2017-1	5.00%	07/01/27	105,000	110,166
Transportation Refunding RB Series 2017-2	5.00%	07/01/29 (b)	100,000	104,396
Transportation Refunding RB Series 2017-2	5.00%	07/01/30 (b)	100,000	104,233
Transportation Refunding RB Series 2024-2	5.00%	07/01/25	25,000	25,136
Wisconsin Center District
Sr Tax RB Series 2020C	0.00%	12/15/50 (b)(c)(d)	800,000	211,621
Wisconsin Health & Educational Facilities Auth
RB (Medical College of Wisconsin) Series 2016	4.00%	12/01/46 (b)	75,000	69,328
RB (Medical College of Wisconsin) Series 2022	4.00%	12/01/51 (b)	100,000	90,761

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Wisconsin Public Finance Auth
Lease RB (Univ of Kansas) Series 2016	5.00%	03/01/41 (b)	25,000	25,222
				3,317,296
WYOMING 0.0%
Campbell Solid Waste Facilities
RB Series 2019A	3.63%	07/15/39 (b)	200,000	175,878
Univ of Wyoming
Facilities RB Series 2021C	4.00%	06/01/51 (b)(c)	100,000	89,177
				265,055
Total Municipal Securities (Cost $621,758,316)				612,912,791
Total Investments in Securities (Cost $621,758,316)				612,912,791

(a)	Refunded bond.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
IDA —	Industrial development agency/authority
IRB —	Industrial revenue bond
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOT —	Transient Occupancy Tax
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$612,912,791	$—	$612,912,791
Total	$—	$612,912,791	$—	$612,912,791

[1]	As categorized in the Portfolio Holdings.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value.  The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of March 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG88394MAR25